Exhibit 99.18

Seller Loan ID	Exception ID	Condition Standardized Description	Loan Status	Originator QM/ATR Status	TPR QM/ATR Status	Finding Group	Loan Exception Status	Materiality of Exception Description	TILA - Civil Liability	TILA - Assignee Liability	TILA - Statutory Damages	TILA - Actual Damages	TRID - Statutory Cure Citation	TILA 130(b) Remediation Citation	Cured 19(f) or Remediated 130(b)	Remediated w/in 60 Days of Discovery	Initial Rating Agency Grade	Statutory Cure Grade	TILA 130(b) Remediation Cure Grade	Moodys Final Exception Grade	Fitch Final Exception Grade	SP Final Exception Grade	Kroll Final Exception Grade	DBRS Final Exception Grade	Category	Breach Name	Initial Comment	Client/Seller Reponse Comments	Conclusion Comment	Waiver Or Exception	Waiver Or Exception Made By	Compensating Factors Merged	General Comments
300132838	a61f98f6-c4fc-e511-99e0-d8d385e0a8b2	Missing E Consent Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure - Missing Doc Not Provided	No Cure	N/A - Condition Cleared	N/A	3	3	2	A	A	RA	A	A	General Compliance	General Compliance Exception	Please provide copy of signed E-Sign Consent Form giving the Lender permission to provide documents electronically.	04/12/2016: Acknowledgement of e-sign	04/12/2016: Audit review of executed E-Sign Consent Form documentation submitted is deemed acceptable. Condition cleared.
300132838	82506a32-b8f4-4a4b-9d65-140d5153fe2b	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	Federal Consumer Protection	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	Notice to Home Loan Applicant & Credit Score Disclosure not provided in file.	04/12/2016: Notice to Home Loan Applicant	04/12/2016: Audit review of Notice to Home Loan Applicant documentation submitted is deemed acceptable. Condition cleared.
300132838	54e5f88b-6082-4684-8b00-b37be043e75a	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	Lender email address and Settlement agent email address are missing from the contact information.	04/13/2016: corrected CD
04/13/2016: Audit review of revised CD includes all contact information for Lender and Settlement Agent, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'.  Condition cleared.

300132838	485fa836-05fc-e511-99e0-d8d385e0a8b2	Closing Disclosure document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Closing Disclosure document error	CD is missing Payee for fees in Section A. Under 1026.38(f)(1) the amount of compensation along with the name of the loan originator receiving payment must be disclosed.	04/13/2016: corrected CD
04/13/2016: Audit review of revised CD includes payee to all fees in Sections A and C, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'.  Condition cleared.

300132838	36899612-04fc-e511-99e0-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report not provided in file.	04/12/2016: CDA	04/12/2016: A CDA report reflecting a value $875,000.00 which is a -7.9% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300132083	243fe6ec-7611-4fff-ab3f-b035c7209554	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Not Likely	Yes	No Cure once CD Issued	N/A	N/A	N/A	2	2	2	B	B	RB	B	B		Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.
The written list of service providers in file is an old RESPA service provider list. The lender is required to issue a WLSP similar to the sample H-27 form provided in the rule and list each service the borrower can shop for. The WLSP provided is confusing to consumers because it contains text that relates to the GFE. WLSP carries civil liability, assignee liability and potential statutory damages attached to it if incorrect.
																													04/05/2016: WLSP referencing a GFE is non-material. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum GL DTI max is 43%. Borrowers' DTI is 29.02%; FICO is higher than guideline minimum GL Fico min is 720. Borrowers' Fico is 765.; Reserves are higher than guideline minimum GL Reserves req is 6 mos. Borrowers' reserves is 170 mos.

300132083	5aa69327-ad1f-47be-bbef-8b8f6c110bf9	Incorrect disclosure of Origination Charges - Section A	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Origination Charges - Section A
The remaining rate credit should not be disclosed in Section H. A general credit would be listed in Section J of the C.D.; however, in this instance as it is a specific credit, should be listed in the Paid by Others column in Section A. Proper disclosure of credits is referenced in 1026.38(h)(3). 2) Originator compensation on Section A does not reflect a payee.
																												04/20/2016: corrected CD	05/09/2016: Lender provided letter to borrower as required by compliance. Loan will be rated a B. 04/20/2016: Exception is pending review from Compliance.
 DTI is lower than guideline maximum GL DTI max is 43%. Borrowers' DTI is 29.02%; FICO is higher than guideline minimum GL Fico min is 720. Borrowers' Fico is 765.; Reserves are higher than guideline minimum GL Reserves req is 6 mos. Borrowers' reserves is 170 mos.

300132083	5c340056-41f8-e511-99e0-d8d385e0a8b2	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Section B - Credit report fee do not reflect a payee.	04/20/2016: corrected CD
04/20/2016: Audit reviewed revised CD, and has determined that the Section B - Credit report fee reflects payee. Documentation is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'. Condition cleared.

 DTI is lower than guideline maximum GL DTI max is 43%. Borrowers' DTI is 29.02%; FICO is higher than guideline minimum GL Fico min is 720. Borrowers' Fico is 765.; Reserves are higher than guideline minimum GL Reserves req is 6 mos. Borrowers' reserves is 170 mos.

300132083	b0da8773-b699-4982-a8d1-9ad37508b6cf	Total Interest Percentage (TIP) is not accurate.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	A	B	RA	A	A		Total Interest Percentage (TIP) is not accurate.
Total interest percentage of 69.402% on CD vs actual of 69.29%. It appears pre-paid interest paid by lender was included.  Please provide  notice sent to borrower, updated CD and evidence of shipping label.
																												04/20/2016: corrected CD
04/20/2016: Audit review of revised CD reflects correct TIP. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'. Condition cleared.

 DTI is lower than guideline maximum GL DTI max is 43%. Borrowers' DTI is 29.02%; FICO is higher than guideline minimum GL Fico min is 720. Borrowers' Fico is 765.; Reserves are higher than guideline minimum GL Reserves req is 6 mos. Borrowers' reserves is 170 mos.

300132083	90e4c763-4e47-4aa1-914e-fda237d19804	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	Lender's contact name and email address as well as settlement agent's phone number and email address was not provided.	04/20/2016: corrected CD	04/20/2016: Audit review of CD includes contact information required for the Lender, Broker and Settlement Agent. Loan will be rated a 'B'. Condition cleared.
 DTI is lower than guideline maximum GL DTI max is 43%. Borrowers' DTI is 29.02%; FICO is higher than guideline minimum GL Fico min is 720. Borrowers' Fico is 765.; Reserves are higher than guideline minimum GL Reserves req is 6 mos. Borrowers' reserves is 170 mos.

300132083	fc25e26a-a4f4-468d-855f-03b759010d4a	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	N/A Condition Cleared	N/A Condition Cleared	3	3	2	A	A	RA	A	A		Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The Final Closing Disclosure does not reflect a Lender Credit in Section J, whereas the Loan Estimate reflects a Lender Credits of $6,361. A change of circumstance was not provided to support this change.
																													04/05/2016: Lender credits attributable to a specific loan cost or other cost should be reflected in the Paid by Other column. Condition rescinded.04/05/2016: Escalated to compliance.
 DTI is lower than guideline maximum GL DTI max is 43%. Borrowers' DTI is 29.02%; FICO is higher than guideline minimum GL Fico min is 720. Borrowers' Fico is 765.; Reserves are higher than guideline minimum GL Reserves req is 6 mos. Borrowers' reserves is 170 mos.

300132083	aaa7870e-a5b6-4b0a-8a7e-b2a612891118	Incorrect disclosure of DID SHOP Fee (Section C)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of DID SHOP Fee (Section C)	All title fees listed on section C, should be reflected on section B as title company on page 1 of CD is listed on WLSP.	04/20/2016: corrected CD
04/20/2016: Audit reviewed revised CD, and has determined that the Section C fees were moved to Section B as required. Documentation is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'. Condition cleared.

 DTI is lower than guideline maximum GL DTI max is 43%. Borrowers' DTI is 29.02%; FICO is higher than guideline minimum GL Fico min is 720. Borrowers' Fico is 765.; Reserves are higher than guideline minimum GL Reserves req is 6 mos. Borrowers' reserves is 170 mos.

300132083	6caad859-38f8-e511-99e0-d8d385e0a8b2	Closing Disclosure document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Closing Disclosure document error
Title fees do not indicate a payee, also, Title fees paid to the title company must be prefixed with "title" in the description, all title fees on section C of the CD is not prefixed with "title: in the description of fee. Additional conditions may apply.
																												04/20/2016: corrected CD
04/20/2016: Audit reviewed CD, the LE/CD fees that are not prefixed with "Title" and the missing Payees have been included on revised CD, and are acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. Condition cleared.

 DTI is lower than guideline maximum GL DTI max is 43%. Borrowers' DTI is 29.02%; FICO is higher than guideline minimum GL Fico min is 720. Borrowers' Fico is 765.; Reserves are higher than guideline minimum GL Reserves req is 6 mos. Borrowers' reserves is 170 mos.

300132083	e5ebc94b-39f8-e511-99e0-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error
1). Fees paid to title must be prefixed with Title. The title fees on section C of the LE is not prefixed with "title". Per compliance, it is determined the LE fees that are not prefixed with "Title" are not in compliance. The LE carries assignee liability and is considered a material finding .. 2). Lender's email address and phone # was not provided on page 3 of the LE.
																												04/07/2016: no cure listed, please advise on how to proceed
04/20/2016: Audit reviewed CD, the LE/CD fees that were not prefixed with "Title", missing contact info and missing Payees have been included/corrected on the revised CD, and are deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. Condition cleared.04/12/2016: Audit consulted with compliance and has determined that since the CD does not prefix with title, then the lender is required to send a Notification to Borrower for naming of fees. Once Notification to borrower is provided, then the prefix of title and the missing email and phone would be considered a non material B grade. 04/07/2016: Exception is pending review from Compliance. 04/06/2016: Waiting on compliance04/05/2016: Escalated to compliance.

 DTI is lower than guideline maximum GL DTI max is 43%. Borrowers' DTI is 29.02%; FICO is higher than guideline minimum GL Fico min is 720. Borrowers' Fico is 765.; Reserves are higher than guideline minimum GL Reserves req is 6 mos. Borrowers' reserves is 170 mos.

300132083	740f28fe-5af7-e511-99e0-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		4/1/2016: CDA provided reflecting reconciled value of $1,580,000 or 0% variance. Condition cleared.
 DTI is lower than guideline maximum GL DTI max is 43%. Borrowers' DTI is 29.02%; FICO is higher than guideline minimum GL Fico min is 720. Borrowers' Fico is 765.; Reserves are higher than guideline minimum GL Reserves req is 6 mos. Borrowers' reserves is 170 mos.

300211443	9bb9cd37-f762-42de-a5a5-37e4f1d7cec2	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	General Compliance	Missing Documentation	Evidence of Lender of Record Application Date was not provided in file.	09/29/2016: please see attached
09/29/2016: Audit reviewed evidence of Lender Application, and has determined that the broker and lender Application dates are on the same day. Documentation submitted is deemed acceptable. Condition cleared.

300211443	adbe779c-4b7a-4e10-b7c0-c9c9559f48d7	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title - Settlement or Closing Fee and Title - title Insurance Binder are reflected in section C of the final Closing Disclosure.  The borrower selected a service provider from the WLSP for title services.  The title service provider fees should be listed in section B of the CD.
																													09/26/2016: A Post Close CD in the loan file reflected the fees were moved from section C to B. Condition cleared. The loan will be rate a B.
300211443	10484ea0-fc83-e611-98c2-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE dated 08/26/2016 is missing the lender's email or phone number under the section, Additional Information About This Loan.	09/29/2016: final rvsd cd in file takes precedence over LE
09/29/2016:  Audit review of missing LE Contact and/or General Information, other than Lender or Broker NMLS or Settlement Agents license number (if required by State), was corrected on the final CD is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.

300211443	f8975af4-fc83-e611-98c2-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/26/2016: A CDA report dated 08/17/2016 reflected a value of $710,000 with a 0% variance to appraisal value.
300156638	f872ac3e-7405-e611-99e0-d8d385e0a8b2	Missing copy of title	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A		Missing copy of title
Missing copy of the prelim title for $XXX,XXX (Prelim in file does not reflect the amount of the insurance. Lender requires that initial title report correctly reflects the information that will ultimately be on the title policy.)
																												04/25/2016: final policy that shows the insured amount	04/25/2016: Audit review of Final Title Policy reflects recorded mortgage information, as well as the correct amount of insurance, documentation submitted is deemed acceptable, condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.27%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 799; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 14.70 months reserves

300156638	f9d7bb3d-3c03-e611-99e0-d8d385e0a8b2	Missing 1008 or Underwriter Approval	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing 1008 or Underwriter Approval	The loan file is missing the Lender Approval.	04/25/2016: 1008	04/25/2016: Audit review of 1008 documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.27%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 799; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 14.70 months reserves

300156638	a380ba05-6406-e611-99e0-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B	General Compliance	General Compliance Exception	LE does not have Lender's email or phone listed on page 3 under Additional Information About This Loan	04/25/2016: corrected CD
04/25/2016: Audit review of CD includes contact information required for the Lender, Broker and Settlement Agent. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided.  Loan will be rated a 'B'. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.27%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 799; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 14.70 months reserves

300156638	c86d3c4d-6006-e611-99e0-d8d385e0a8b2	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Not Likely	Yes	No Cure once CD Issued	N/A	N/A	N/A	2	2	2	B	B	RB	B	B		Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is missing a detailed list of services which corresponds the LE for services the borrower is permitted to shop for.		04/19/2016: Audit calculated section C fees and they are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.27%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 799; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 14.70 months reserves

300156638	ebf41074-105c-490e-8c05-ebb9edc6f7b7	Incorrect disclosure of Origination Charges - Section A	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Origination Charges - Section A	CD is missing Payee for fees in Section A. Under 1026.38(f)(1) the amount of compensation along with the name of the loan originator receiving payment must be disclosed.	04/25/2016: corrected CD
04/25/2016: Audit review of revised CD includes payee to all fees in Sections A, B and C, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'.  Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.27%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 799; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 14.70 months reserves

300156638	e3ffaec5-e18a-4d7a-ab82-f82178f4edf3	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	1026.19(f)(2)(v) - Tolerance Error: Tolerance cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	2	2	B	B	RB	B	B		Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	Credit Report Fee increased by $13.02 from LE to LE - No CoC documenting increase in charge. Lender credit reflected in Section J of CD of $13.02 was sufficient to cure.		04/19/2016: Lender credit reflected in Section J of CD of $13.02 was sufficient to cure. Loan will be grade A B for Fitch and an A for all others.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.27%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 799; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 14.70 months reserves

300156638	664a9dca-95da-45c1-ab4a-837b0f7c0eda	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	CD is missing Payee for fees in Section C. Under 1026.38(f)(2), the name of the person receiving the payment for said amount must be disclosed.	04/25/2016: corrected CD
04/25/2016: Audit review of revised CD includes payee to all fees in Sections A, B and C, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'.  Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.27%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 799; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 14.70 months reserves

300156638	77e8ee0e-091c-46f9-b771-4380301dd439	Information required for General Information section not present in C.D.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	2	2	B	B	RB	B	B		Information required for General Information section not present in C.D.	File number is missing under Closing Information section of CD.	04/25/2016: corrected CD	04/25/2016: Audit review of missing Settlement Agent file number on CD is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.27%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 799; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 14.70 months reserves

300156638	224b9fb0-594c-4aa5-8746-f7b8479cabda	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The Lender's email address and settlement agent email address are not provided in the Contact Information section of the final CD.	04/25/2016: corrected CD
04/25/2016: Audit review of CD includes contact information required for the Lender, Broker and Settlement Agent. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided.  Loan will be rated a 'B'. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.27%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 799; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 14.70 months reserves

300156638	23fee11c-3c03-e611-99e0-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.	04/21/2016: CDA	04/21/2016: A CDA report reflecting a value $1,195,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.27%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 799; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 14.70 months reserves

300158411	01496b2c-cd21-e611-86f5-d8d385e0a8b2	Document Error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	2	2	A	B	RA	A	A	General Compliance	Document Error
Revised CD reflects the incorrect prepaid interest dates (dates to match "Disbursement Date" on page 1). Provided revised CD, copy of refund interest check, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification.
																												06/01/2016: corrected CD
06/01/2016: Audit review of revised CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'. Condition cleared.

300158411	90aae1ee-9d1b-e611-86f5-d8d385e0a8b2	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Not Likely	Yes	No Cure once CD Issued	N/A	N/A	N/A	2	2	2	B	B	RB	B	B		Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.
WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for.  The initial LE dated 04/06/2016 reflected Required Service Endorsements, Title - Mobile Notary Fee and Title - Recording Fee that were not itemized on the WLSP.

05/24/2016: We believe the form provided is in compliance with the requirement. When providing a service provider list to allow a borrower to shop, there are two specific requirements that must be met:1 ) at least one available service provider must be listed for each service; and 2) the service provider list states that the consumer may choose a different provider than that listed. The service provider list for this loan meets both of those criteria. Please note that the model form outlined in H-27 is not mandatory. The services listed are readily identifiable as title services which encompass all of the fees that title companies typically charge which are listed in detail on the LE.

05/24/2016: Audit reviewed the WLSP, as well as the Lender Rebuttal, and has determined that title fees were not broken down accurately on the WLSP form. Fees not being itemized or listed are considered a non-material B grade.

300158411	4c316f0e-4117-4132-8fc5-5a60b4961948	Incorrect disclosure of Origination Charges - Section A	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Origination Charges - Section A	The Originator Compensation and the Underwriting Fee reflected in Section A of the final Closing Disclosure dated XX/XX/XXXX are missing the payee.	05/24/2016: revised CD
05/24/2016: Audit review of revised CD includes payee to Sections A fees, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'.  Condition cleared.

300158411	dccceeff-ef9e-438c-ad79-d7039aeac44e	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Credit Report fee in section B of the final Closing Disclosure dated XX/XX/XXXX is missing the name of the service provider.	05/24/2016: corrected CD
05/24/2016: Audit review of revised CD includes payee to all fees in Sections A and B, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'.  Condition cleared.

300158411	5084162f-4f01-4d37-b212-ef9c44833bfe	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The "Required Service Endorsements" in Section C of the final Closing Disclosure dated XX/XX/XXXX is missing the introductory description "Title - " Section 1026.37(f)(2) of the regulation indicates : For any item that is a component of title insurance or is for conducting the closing, the introductory description “Title —” shall appear at the beginning of the label for that item.
																												05/24/2016: corrected CD
05/24/2016: Audit reviewed CD, the LE/CD fees that were not prefixed with "Title" and the missing Payees have been included on revised CD, and are acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. Condition cleared.

300158411	398a1e21-58cc-4b70-acc9-c2aa7b122052	Total Interest Percentage (TIP) is not accurate.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	A	B	RA	A	A		Total Interest Percentage (TIP) is not accurate.	The CD dated XX/XX/XXXX reflects Total Interest Percentage (TIP) of 72.190% vs actual TIP of 71.869% with a difference of 0.321%.	05/24/2016: corrected CD
05/24/2016: Audit review of revised CD reflects correct TIP of 71.869%. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'. Condition cleared.

300158411	89abc43c-922c-4a4f-8edf-838db11d73b9	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure dated XX/XX/XXXX Contact Information section is incomplete.  The Contact NMLS License Number and Email of the Lender and the NMLS License Number and Contact NMLS License Number of the Settlement Agent is missing.
																												05/24/2016: corrected CD
05/24/2016: Audit review of CD includes contact information required for the Lender, Broker and Settlement Agent. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided.  Loan will be rated a 'B'. Condition cleared.

300158411	bf244931-05ad-4509-9fab-ce7394118b80	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	A	B	RA	A	A		Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
DELETE:  ***Per Compliance Manager, not needed as Lender Credit of $4,791.00 equals Lender Paid Closing Costs of $4,131.99 + Remaining Rate Credit of $658.51 = $4,790.50**** Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s): Initial Loan Estimate reflects credit in the amount of $4,791.00. Credit decreased to $0.00 on Final Closing Disclosure with no indication of CoC to account for adjustment in credit on previous disclosures. Variance of credit is $4,791.00.

05/24/2016: Audit reviewed Lender Rebuttal, and has determined that the remaining rate credit reflected in section H was incorrectly placed, per 1026.38(g)(4), section H. Other discloses those charges in connection with the transaction that are in addition to the charges disclosed under Loan Costs and Other Costs (paragraphs 1026.38(f) and (g)(1) through (3)) for services that are required or obtained in the real estate closing by the consumer, the seller, or other party, and thus a remaining rate credit would not fit here. If the lender credit is for a specific item then the credit should be listed in the Paid by Others column on the appropriate line, or if a general, non-specific lender credit under the appropriate line in Section J. Revised CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Condition cleared.

300158411	eb97a717-9e1b-e611-86f5-d8d385e0a8b2	Closing Disclosure document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Closing Disclosure document error
The remaining rate credit should not be disclosed in Section H. A general credit would be listed in Section J of the C.D.; however, in this instance as it is a specific credit, should be listed in the Paid by Others column in Section A. Proper disclosure of credits is referenced in 1026.38(h)(3).
																												05/24/2016: Remaining rate credit is the portion of the credit for the rate that is allocated to escrows. The corrected section of the CD - Section G escrows on the attached re-disclosed CD
05/24/2016: Audit reviewed Lender Rebuttal, as well as documentation submitted, and has determined that the remaining rate credit reflected in section G in the "Paid by Others" column is acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. Condition cleared.

300158411	6be64604-9e1b-e611-86f5-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Loan Estimate document error
The "Required Service Endorsements" in Section C of the initial Loan Estimate dated 04/06/2016 is missing the introductory description "Title - " Section 1026.37(f)(2) of the regulation indicates : For any item that is a component of title insurance or is for conducting the closing, the introductory description “Title —” shall appear at the beginning of the label for that item.
																												05/24/2016: wee corrected CD
05/24/2016: Audit reviewed revised CD, the LE/CD fees that were not prefixed with "Title" were corrected on revised CD, and are acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. Condition cleared.

300158411	a8343ebc-7f1b-e611-86f5-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		05/17/2016: A CDA report reflecting a value $1,375,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
300168896	8c9bf131-512a-e611-86f5-d8d385e0a8b2	Origination Company Name and/or Identifier Number on application does not match NMLS result	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	Federal Consumer Protection	Origination Company Name and/or Identifier Number on application does not match NMLS result	NMLS origination organization name does not match NMLS result.	06/13/2016: please see attached....1003 states that the origination organization name. regs shows that mortgage is a dba as enterprises which have the same nmls number	06/13/2016: Audit reviewed NMLS origination organization name documentation, and has determined that the documentation reflects businesses are one and the same. Condition cleared.
300168896	3e49558e-af29-e611-86f5-d8d385e0a8b2	Missing Rate Lock Agreement	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	General Compliance	Missing Rate Lock Agreement	The loan file does not contain a Rate Lock Agreement.	06/13/2016: please see attached rate lock info	06/13/2016: Audit reviewed Lock Confirmation submitted, and has determined that the documentation is deemed acceptable. Condition cleared.
300168896	d565766f-1555-47e3-a712-bbb3aa6efffa	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Not Likely	Yes	No Cure once CD Issued	N/A	N/A	N/A	2	2	2	B	B	RB	B	B		Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for.		06/04/2016: Services provided on WLSP were not itemized. Loan will be rated a B for all agencies.
300168896	f7118f51-ecaf-4355-a0c2-bf8b81ba93fd	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	No Cure	No Cure	N/A Condition Cleared	N/A Condition Cleared	3	3	3	A	A	RA	A	A		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated less than 3 days prior to consummation. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.
																												06/13/2016: please see attached	06/13/2016: Audit review of print screen reflects borrower opened and received CD same day verified by e-signature, documentation submitted is deemed acceptable. Condition cleared.
300168896	b984b94c-e262-446a-aa96-82169a52c4bf	Incorrect disclosure of Origination Charges - Section A	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Origination Charges - Section A	The Loan Origination Fee and the Underwriting Fee reflected in section A of the final Closing Disclosure dated XX/XX/XXXX are missing the name of payee.	06/15/2016: CD
06/15/2016: Audit review of revised CD includes payee to all fees in Sections A, B, and H,  and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'.  Condition cleared.

300168896	5cfd7bfd-f0bb-48ab-975f-3b98dc5c0445	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The Title - Settlement Or Closing Fee in section C of the final Closing Disclosure dated XX/XX/XXXX is missing the name of the service provider.	06/15/2016: CD
06/15/2016: Audit review of revised CD includes payee to all fees in Sections A, B, and H,  and documentation submitted is deemed acceptable. Section C title fees moved to Section B. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'.  Condition cleared.

300168896	b6c84eb4-af29-e611-86f5-d8d385e0a8b2	Missing Closing Disclosure / CD Not in File	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes	Yes	No Cure - Missing Doc Not Provided	No Cure	N/A - Condition Cleared	N/A Condition Cleared	3	3	3	A	A	RA	A	A		Missing Closing Disclosure / CD Not in File	The Seller's CD is missing from the loan file.	06/15/2016: please see attached06/14/2016: please see attached
06/15/2016: Audit reviewed true certified copy of the Seller's CD, and has determined that documentation is deemed acceptable. Condition cleared.06/14/2016: Audit reviewed Seller's CD, and has determined that a true certified copy by Settlement Agent is required. Condition remains.

300168896	0530ac8f-1184-43ba-9f84-d2c14b62706d	Information required for General Information section not present in L.E.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Information required for General Information section not present in L.E.	The LE dated 05/02/2016 is missing required data under the General Information section for the fields titled Email and Phone for the Lender under the Additional Information About This Loan.
06/15/2016: Disagree - This condition should be cleared per investor 4/21/16 email which states "We only need one specific contact from the either lender or broker. If any lender info is missing like the phone number, then this is non-material B grade with the exception of missing NMLS or licensing which is consider a material exception."

06/15/2016: Audit review of missing General Information on LE/CD was corrected on final CD and is a non-material grade B. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B' for all agencies. Condition cleared.

300168896	d1a52a3b-ba91-479d-8324-9a9132f92254	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure  Contact Information section is incomplete.  The Contact Name and Email of the Lender, the Email of the Borrowers Real Estate Broker and the Sellers Real Estate Broker and the Contact Name, License Number, Email and Phone number of the Settlement Agent are missing.

06/15/2016: 1) Disagree - This condition should be cleared per investor 4/21/16 email which states "We only need one specific contact from the either lender or broker. If any lender info is missing like the phone number, then this is non-material B grade with the exception of missing NMLS or licensing which is consider a material exception." 2) Agree - will redisclose CD.

06/15/2016: Audit review of CD includes contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided.  Loan will be rated a 'B'. Condition cleared.

300168896	15621b51-0b61-46a1-8526-1c952bcd387e	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	N/A Condition Cleared	N/A Condition Cleared	3	3	2	A	A	RA	A	A		Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s): Initial Loan Estimate reflects credit in the amount of $9,200.00. Credit decreased to $0.00 on Final Closing Disclosure with only $5,177.11 in lender paid closing costs with no indication of CoC to account for adjustment in credit on previous disclosures. Variance of credit is $4,022.89.

06/15/2016: Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s) : Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s): Initial Loan Estimate reflects credit in the amount of $9,200.00. Credit decreased to $0.00 on Final Closing Disclosure with only $5,177.11 in lender paid closing costs with no indication of CoC to account for adjustment in credit on previous disclosures. Variance of credit is $4,022
																													06/15/2016: Audit re-analyzed lender credit, and has determined that $4,023.29 was applied to section G for that credit. Condition cleared.
300168896	7fb372c8-af29-e611-86f5-d8d385e0a8b2	Closing Disclosure document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Closing Disclosure document error
The final CD  Section H reflects a Remaining Rate credit of $4,023.29 this should be applied to the Borrower's loan costs as paid by Lender or reflected in section J as a Lender Credit. In addition, Section H reflects a Survey Fee of $475.00 which should be in Section B of the final CD as services the Borrower Did not Shop For as the Borrower used the provided on the WLSP.  Additionally, the Real Estate Commission in Section H is missing the name of the Payee.

06/15/2016: 1) Disagree - remaining rate credit is the portion of the credit for the rate that is allocated to escrows. We will redisclose as they request to clear the issue. 2) Disagree - the survey is not required by the lender so therefore it is correctly placed in Section H. 3) Agree - will redisclose CD.

06/15/2016: Audit reviewed Lender Rebuttal, as well as documentation submitted, and has determined that the remaining rate credit reflected in section G for $4,023.29 in the "Paid by Others" column is acceptable. Survey in Section H is acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. Condition cleared.

300168896	ad8fdaf1-af29-e611-86f5-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	N/A Condition Cleared	N/A Condition Cleared	3	3	2	A	A	RA	A	A		Loan Estimate document error	The LE dated 05/02/2016 Section H reflects a Survey Fee of $475.00 which should be in Section C of the LE as services the Borrower Can Shop For as a Survey provider is listed on the WLSP.	06/15/2016: Disagree - the survey is not required by the lender so therefore it is correctly placed in Section H.	06/15/2016: Audit concurs with Lender Rebuttal, the survey was listed in section H on the LE, as well as the CD, and was not required by the lender. Condition rescinded.
300168896	2e101e00-ad29-e611-86f5-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		06/04/2016: A CDA report reflecting a value $650,000.00 which is a 8.6% variance was provided. Variance within acceptable tolerance. Condition Cleared
300204940	40bf6562-2d80-e611-9c05-d8d385e1d166	Missing Affiliated Business Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged													B	B(w)	RB	B	B	RESPA	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure for the broker. If the broker is not affiliated with any other businesses, please provide an attestation stating such.	10/03/2016: see attached	10/03/2016: Audit found no attachment to download. Audit acknowledges that the Lender is unable to produce said document, and loan will be rated a B.
300204940	01102c31-2d80-e611-9c05-d8d385e1d166	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	General Compliance	Missing Documentation	Evidence of Lender of Record Application Date was not provided in file.
10/03/2016: Please see the attached disclosure inventory lists as proof of when applications were taken and corresponding disclosures were provided to borrowers. As you will see from these lists, the 1003 application form is included in all of them, as well as the LE and other required disclosures. We believe these all meet the date requirements for compliance due to the fact that they are being provided at the time the application is being taken. Please let us know if there is anything further that needs to be provided in order to clear these findings.

10/03/2016: Audit reviewed evidence of Lender Application, and has determined that the broker and lender Application dates are on the same day. Documentation submitted is deemed acceptable. Condition cleared.

300204940	aa70de16-e397-466a-a865-d4e33819ccb2	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title - courier/Wire/E-mail fee, Title - Mobile Notary fee, Title - Overnight, Document Prep fee, Title - Premium for Lender's Coverage and Title - Recording fee reflected in section C of the final Closing Disclosure.  The borrower selected a service provider listed on the WLSP for the title services.  The title service fees should be listed in section B of the CD.
																												10/10/2016: see attached CD
10/10/2016: Audit review of revised CD reflects Sections C fees moved to Section B, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'.  Condition cleared.

300204940	cfd17103-2f4a-433e-a0dd-b1beef155481	Naming Convention in Services Borrower DID SHOP Fee (Section C) on C.D. is not consistent with L.E.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Naming Convention in Services Borrower DID SHOP Fee (Section C) on C.D. is not consistent with L.E.
The Title - Overnight, Document Prep on the final CD is incorrectly named as compared to the LE dated 08/26/2016 Title - Miscellaneous Title Charges.  Although no tolerance, these fees should all match in naming convention.
																												10/10/2016: Fee was not charged at closing per Disbursement Ledger - see revised CD.
10/10/2016: Audit reviewed CD, the LE/CD fees where the naming convention is not consistent has been corrected on the revised CD, and is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. Condition cleared.

300204940	4e380218-6080-e611-9c05-d8d385e1d166	Missing Loan Estimate / LE Not in File	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes	Yes	No Cure Missing Doc Not Provided	No Cure Missing Doc Not Provided	N/A Condition Cleared	N/A Condition Cleared	3	3	3	A	A	RA	A	A		Missing Loan Estimate / LE Not in File	Missing Loan Estimate to correspond with COC dated 08/16/2016.	09/28/2016: the change in circumstance is for the increase in the appraised value that doesn't change the loan in fact makes the value better for the borrower. An LE wouldn't be needed.	09/28/2016: Audit reviewed the Lender Rebuttal, and has determined that an increase in Appraisal Value does not trigger a reason for re-disclosure. Condition cleared.
300204940	0dd62d92-1822-402a-8371-a34ba0d43cf9	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing.	10/10/2016: see attached revised CD
10/10/2016: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent.  Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. Condition cleared.

300204940	cc1be939-6080-e611-9c05-d8d385e1d166	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	A	A	RA	A	A		Loan Estimate document error	The LE dated 08/26/2016 is missing the lender's e-mail and phone number under the section, Additional Information About This Loan.		09/21/2016: Non-material finding. Loan will be graded a B for all agencies.
300204940	22af7096-2d80-e611-9c05-d8d385e1d166	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/21/2016: A CDA report reflecting a value $910,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
300189766	1d6a04e1-9f81-e611-9c05-d8d385e1d166	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing Documentation	Missing executed letter stating the borrowers' Home Equity Line of Credit is frozen and closed.	10/11/2016: please see attached	10/11/2016: Audit reviewed executed HELOC Authorization to Close Account, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.05%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 786; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.20 months reserves

300189766	ae2e066b-cd81-e611-9c05-d8d385e1d166	Failure to obtain Verbal Verification of Employment	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Failure to obtain Verbal Verification of Employment	Missing third party verification of borrower and co-borrower's S/E businesses.	10/05/2016: please see attached	10/05/2016: Audit reviewed third party verification of both borrower's, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.05%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 786; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.20 months reserves

300189766	e66f9bed-9f81-e611-9c05-d8d385e1d166	Missing Executed Personal Tax Returns	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A		Missing Executed Personal Tax Returns	Executed 2015 Personal Returns for the borrowers were not provided in the file.	10/05/2016: please see attached, borrowers signed first page instead of 2nd page	10/05/2016: Audit reviewed executed 2015 Tax Returns, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.05%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 786; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.20 months reserves

300189766	ceeb27f5-9e81-e611-9c05-d8d385e1d166	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/23/2016: A CDA report reflecting a value $2,150,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.05%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 786; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.20 months reserves

300189766	ae485dcb-a181-e611-9c05-d8d385e1d166	General Compliance Exception	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind													A	A	RA	A	A	General Compliance	General Compliance Exception
Compensation to a third party loan originator from both the consumer and the creditor in the transaction is prohibited under 1026.36(d)(2). Ref: 1026.38(f)(1)-2. Borrower paid an Origination fee of $374.25. Refund to cure required of $374.25.  File contains a signed Borrower Loan Option form in which Lender-Paid Broker Compensation was selected.
																												10/06/2016: Disagree - The $374.25 is for the underwriting fee that was paid to the lender. The entire Origination Fee of $4,000.00 was paid by the lender to the broker.	10/06/2016: Audit concurs with the Lender Rebuttal, the Underwriting Fee is $374.75. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.05%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 786; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.20 months reserves

300189766	e9255da1-a181-e611-9c05-d8d385e1d166	Missing Affiliated Business Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.	10/05/2016: please see attached	10/05/2016: Audit review of the Broker and Lender Affiliated Business Disclosures submitted are within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.05%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 786; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.20 months reserves

300189766	6f49549b-a181-e611-9c05-d8d385e1d166	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	General Compliance	Missing Documentation	Evidence of the Lender of Record Application Date was not provided in the file.	10/06/2016: please see attached
10/06/2016: Audit reviewed evidence of Lender Application, and has determined that the broker and lender Application dates are on the same day. Documentation submitted is deemed acceptable. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.05%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 786; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.20 months reserves

300189766	d713a1ab-a181-e611-9c05-d8d385e1d166	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Not Likely	Yes	No Cure once CD Issued	N/A	N/A	N/A	2	2	2	B	B	RB	B	B		Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.
The service provider list in file is an old RESPA service provider list and does not list the individual "services" associated with each provider. It is not the service provider list that is under form H-27 in the rule. The WLSP is itself a violation and it is confusing to consumers because it has text that relates to the GFE.
																													09/23/2016: Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.05%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 786; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.20 months reserves

300189766	f6fa9a2b-ad09-4251-9421-c3faca8631ed	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title – Mobile Notary Fee, Title – Premium For Lender’s Coverage and Title – Settlement or Closing Fee are reflected in section C of the final Closing Disclosure. The borrower selected a service provider from the WLSP for title services.  The title service provider fees should be listed in section B of the CD.
																													09/23/2016: A Post Closing CD was provided in the loan file with the title fees reflected in section B. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.05%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 786; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.20 months reserves

300189766	d13e6ad7-a181-e611-9c05-d8d385e1d166	Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	Material	Yes	yes	Yes Potentially	Yes	1026.19(f)(2)(v) - Tolerance Error: Tolerance cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	N/A Condition Cleared	N/A Condition Cleared	3	2	2	A	A	RA	A	A		Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)
Section E Recording Fees are subject to 10% tolerance. LE dated 07/28/2016 reflects recording fees of $100.00 ($110.00 at 10%) with no resulting COC for any subsequent disclosures. The Post Closing CD reflects a charge of $153.00 for a variance/refund required of $43.00 to meet 10% threshold.  Please note that a letter of explanation to the borrower must also be issued.

10/06/2016: There is no 10% tolerance violation. The 10% tolerance fees actually decreased - baseline was $1,770 (LE Box C total of $1,670 + recording fees of $100 vs final CD of $1,723.00 (all title fees + recording fees).
																													10/06/2016: Audit concurs with the Lender Rebuttal, loan is within 10% tolerance therefore no cure is required. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.05%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 786; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.20 months reserves

300189766	248731ca-f9af-465e-b583-29d88a6ef4d7	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The NMLS License Number of the Settlement Agent is missing.		09/23/2016: A Post Closing CD was provided in the loan file with the License Number of the Settlement Agent. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.05%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 786; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.20 months reserves

300189766	1df207f8-bb3b-4a61-9b1e-5126d40d33bc	Borrower not provided 3 day rescission period	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													B	B	RB	B	B		Borrower not provided 3 day rescission period	The Right to Cancel form was executed on XX/XX/XXXX and reflected an expiration date of XX/XX/XXXX. The expiration date should been XX/XX/XXXX as the borrower did not have a 3 day rescission period.	10/06/2016: please see attached
10/12/2016:  Notification of error, reopened rescission, evidence of shipment and RTC with corrected expiration date. The loan is out of the rescission period, rescission expired on XX/XX/XXXX. Loan will be rated a Fitch B. 10/06/2016: Notification of error, reopened rescission, evidence of shipment and Right to Cancel with corrected expiration date. Loan will be rated a Fitch B. However, unable to clear condition as loan is currently in the rescission period, rescission expires on XX/XX/XXXX. Loan will be cleared when the rescission period has expired. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.05%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 786; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.20 months reserves

300189766	654d45b7-a181-e611-9c05-d8d385e1d166	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		09/23/2016: Non-material finding. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.05%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 786; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.20 months reserves

300202601	8f5d6ea6-a576-e611-9c05-d8d385e1d166	Missing hazard insurance declaration	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A		Missing hazard insurance declaration	The effective date of the Hazard Insurance is after the note date. Please provide evidence of insurance at the time of closing. Additional conditions may apply.	09/21/2016: see attached	09/21/2016: Audit reviewed Hazard Insurance Declaration page, and has determined that documentation submitted covers day of closing. Documentation is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.50%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 776.; Years in Field Borrower has 6 years in his field.

300202601	a32c446c-fd75-e611-9c05-d8d385e1d166	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		09/09/16: CDA reflecting a value of $760,000.00 which is a -0.0% variance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.50%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 776.; Years in Field Borrower has 6 years in his field.

300202601	67f3418b-fd75-e611-9c05-d8d385e1d166	Missing Affiliated Business Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A		Missing Affiliated Business Disclosure	File is missing the Broker Affiliated Business Disclosure. If the Broker is not affiliated with any other businesses, please provide an attestation stating such.		09/14/2016: Received attestation no affiliates. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.50%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 776.; Years in Field Borrower has 6 years in his field.

300202601	67578bff-3ecb-47be-a4e9-da889a1fc1aa	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	No Cure	No Cure	N/A Condition Cleared	N/A Condition Cleared	3	3	3	A	A	RA	A	A		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.
																													09/14/2016: Received evidence borrower and co-borrower received and acknowledged the initial CD 08/19/2016. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.50%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 776.; Years in Field Borrower has 6 years in his field.

300202601	e745618b-fe75-e611-9c05-d8d385e1d166	Incorrect disclosure of Origination Charges - Section A	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Origination Charges - Section A	The Origination Fee and Underwriting Fee reflected in section A of the final Closing Disclosure do not reflect the name of the payee.		08/31/2016: A Post Closing CD provided in the loan file reflects the payee name for the Originator Compensation and Underwriting Fee in section A. Loan will be graded a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.50%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 776.; Years in Field Borrower has 6 years in his field.

300202601	e8124602-008d-47b3-a413-cdcd8442e7f8	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The Settlement Agent and both Brokers’ License ID are missing.		08/31/2016: A Post Closing CD provided in the loan file reflects the License ID's for the settlement agent and brokers. Loan will be graded a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.50%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 776.; Years in Field Borrower has 6 years in his field.

300202601	6a1acacb-fe75-e611-9c05-d8d385e1d166	Incorrect disclosure of DID SHOP Fee (Section C)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of DID SHOP Fee (Section C)
The Title Fees are reflected in section C of the final Closing Disclosure and the Title Fees is missing the name of the service provider. The borrower selected a service provider from the WLSP for title services. The title service fees should be listed in section B of the CD.
																													08/31/2016: A Post Closing CD provided in the loan file reflects the title fees in section B with the service provider from the WLSP. Loan will be graded a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.50%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 776.; Years in Field Borrower has 6 years in his field.

300202601	10d95631-a076-e611-9c05-d8d385e1d166	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE dated 08/02/2016 is missing the lender's e-mail and phone number under the section, “Additional Information About This Loan”.		09/09/16 Condition acknowledged. Loan will be graded a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.50%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 776.; Years in Field Borrower has 6 years in his field.

300192405	566fef1b-d754-e611-86f5-d8d385e0a8b2	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Not Likely	Yes	No Cure once CD Issued	N/A	N/A	N/A	2	2	2	B	B	RB	B	B		Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for.		07/28/2016: Services provided on WLSP were not itemized. Audit calculated section C fees and are within 10% tolerance for worst case scenario.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.83%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 775; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit verifies 92 months payment history with no late payments reported

300192405	ac43a390-777a-4e02-b4da-6ae933a901dc	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	No Cure	No Cure	N/A Condition Cleared	N/A Condition Cleared	3	3	3	A	A	RA	A	A		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.
																												08/04/2016: see attached CD	08/04/2016: Audit reviewed Initial Closing Disclosure submitted, and has determined that was CD was dated 6 days before closing and is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.83%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 775; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit verifies 92 months payment history with no late payments reported

300192405	d69d6b91-d754-e611-86f5-d8d385e0a8b2	Closing Disclosure document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Closing Disclosure document error	The Final Closing Disclosure dated XX/XX/XXXX is missing payees for Section A fees, Section E Transfer Tax and Section H Security Deposit.
07/28/2016: Post close CD dated XX/XX/XXXX reflects payees for Section A fees and Section E Transfer Tax. Section H Security Deposit fee removed. Letter to Borrowers and evidence sent to Borrowers in file. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.83%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 775; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit verifies 92 months payment history with no late payments reported

300192405	6b92e967-d754-e611-86f5-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE dated 06/29/2016 is missing the lender's e-mail and phone number under the section, Additional Information About This Loan.
08/04/2016: per 4/21/16 email which states "We only need one specific contact from the either lender or broker. If any lender info is missing like the phone number, then this is non-material B grade with the exception of missing NMLS or licensing which is consider a material exception."

08/04/2016: Audit review of missing LE Contact and/or General Information, other than Lender or Broker NMLS or Settlement Agents license number (if required by State), was corrected on the final CD is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.83%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 775; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit verifies 92 months payment history with no late payments reported

300192405	6ef4a844-3d54-e611-86f5-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided		07/28/2016: CDA provided reflecting a value of $1,210,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.83%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 775; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit verifies 92 months payment history with no late payments reported

300189936	0473f904-4da0-e611-b5f3-d8d385e0a8b2	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind													A	A	CA	A	A	Legal Documents	Missing Documentation	Missing copy of Inter spousal Transfer Deed.
11/08/2016: Why did we require an interspousal deed? The title commitment disclosed title being vested in Borr name, a married man as his sole and separate property, which leads me to believe there was a previously-recorded interspousal deed granted by the non-borrowing spouse.
																													11/08/2016: Audit concurs with the Lender Rebuttal, condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.36%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 746; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 8.50 months reserves

300189936	b15fb6e7-4ca0-e611-b5f3-d8d385e0a8b2	Missing Payoff Statement	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing Payoff Statement	Payoff Statement was not provided in file.	11/16/2016: please see attached11/11/2016: please see attached11/08/2016: please see attached
11/16/2016: Audit reviewed Payoff Statement, and has determined that the documentation submitted is deemed acceptable. Condition cleared. 11/11/2016: Audit reviewed attachment, and has determined that the incorrect document (Quit Claim Deed) was attached not the payoff statement as requested. Provide Payoff Statement. Condition remains. 11/08/2016: Audit reviewed the lender rebuttal and found no attachment to download.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.36%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 746; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 8.50 months reserves

300189936	d9cafdf1-8e9f-e611-b5f3-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in the file.	11/04/2016: CDA	11/04/2016: A CDA report reflecting a value $1,700,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.36%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 746; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 8.50 months reserves

300189936	899d1c95-4ea0-e611-b5f3-d8d385e0a8b2	General Compliance Exception	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind													A	A	RA	A	A	General Compliance	General Compliance Exception
The subject loan was funded in a dry funding state.  Final settlement statement in file indicates a cash to borrower of $1,303.37 vs. the final CD which reflects a cash to close of $39,421.63 with a discrepancy of $38,118.26.
																												11/11/2016: The final settlement statement reflects a cash to close of $39,421.63 (Deposit of $20,000 plus Deposit of $20,725 less Due to Borrower of $1,303.37) which matches the PC CD.	11/11/2016: Audit re-analyzed the Final Settlement Statement and Final CD, and has determined that the Cash to Close on both documents match at $39,421.63. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.36%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 746; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 8.50 months reserves

300189936	9c1d5dfc-e26a-4b2b-9533-705b0312f0c6	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report Fee in section B of the Closing Disclosure does not reflect the name of the payee.  Additionally, the Appraisal Fee of $610.00 reflected in section B of the final Closing Disclosure was not accurately disclosed.  According to the invoice provided in the file, the Appraisal Fee was $275.00 and the Appraisal Management Fee was $335.00.  This breakdown must be reflected in section B of the Closing Disclosure.  Please note that a letter of explanation to the borrower must also be issued.
																												11/11/2016: The credit report payee was denoted on the PC CD.
11/11/2016: Audit reviewed Post Closing CD, and has determined that a Post Closing CD provided in the loan file reflects the name of the payee for the Credit Report fee.  Loan will be rated a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.36%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 746; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 8.50 months reserves

300189936	b2f59f1a-d814-41fe-9327-73636d1f591b	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	1026.19(f)(2)(v) - Tolerance Error: Tolerance cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	2	2	B	B	RB	B	B		Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated 08/22/2016 does not reflect a Final Inspection Fee with no resulting CoC for any subsequent disclosures.  The final CD reflects a Final Inspection Fee of $175.00.  This fee is in a 0% tolerance section. Lender tolerance cure of $175.00 is required.
																													11/01/2016: Final CD shows a sufficient tolerance cure in the amount of $190.00. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.36%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 746; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 8.50 months reserves

300189936	e80a4cdd-8f51-454a-9656-f84ff9bce5c7	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title Courier/Wire/E-Mail Fee, Title-Endorsements Fee, Title-Mobile Notary Fee, Title Premium for Lender's Coverage and Title-Settlement or Closing Fee are reflected in section C of the final Closing Disclosure. The  Borrower did not shop for their title service provider and used the provider on the WLSP.  The title service provider fees should be listed in section B of the CD.
																													10/31/2016: A Post Close CD in the loan file reflects the title fees in section B. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.36%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 746; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 8.50 months reserves

300189936	aef76029-919f-e611-b5f3-d8d385e0a8b2	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The Final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing. A LOE regarding the error is required as well.		10/31/2016: A Post Close CD in the loan file reflects the license numbers as well as a LOE. Condition cleared. The loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.36%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 746; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 8.50 months reserves

300189936	33bd4ca7-1064-4d56-8819-3f141cef7374	Acknowledgement by all parties with a vested interest not documented	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes		No Cure	No Cure	N/A Condition Cleared	N/A Condition Cleared	3	3	3	A	A	RA	A	A		Acknowledgement by all parties with a vested interest not documented
The final Closing Disclosure is missing the names of all parties with vested interest. Rescindable transactions require that all parties with vested interest in the property receive a copy of the Closing Disclosure.  The CD should be acknowledged by borrower’s spouse or an Interspousal Transfer Deed waiving spouse’s rights to the property should be provided.
																												11/11/2016: please see attached	11/11/2016: Audit reviewed Quit Claim Deed, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.36%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 746; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 8.50 months reserves

300189936	fa69d452-9a82-471e-9b6b-3343024967a8	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	N/A Condition Cleared	N/A Condition Cleared	3	3	2	A	A	RA	A	A		Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosures: Initial Loan Estimate reflects credit in the amount of $7,450.00. Credit decreased to $2,700.00 on Final Closing Disclosure with no indication of CoC to account for adjustment in credit on previous disclosures. Variance of credit is $4,750.00.

11/11/2016: The difference is due to the 9/21/16 COC for the borrower requesting a relock to cover the disbursement period and the 9/26/16 COC for the pricing adjustment for the FICO decrease from 781 to 746. The pricing adjustments for both of these COCs totaled 0.475% (0.100% for the relock + 0.375% for the FICO decrease) or $4,750.00 ($1,000,000 loan amount x 0.475%). These were both redisclosed via 9/21/16 & 9/26/16 CDs and related lock confirmations which are in the loan file.

11/11/2016: Audit concurs with the Lender Rebuttal, and has determined that the pricing methodology was verified within the loan file and is deemed acceptable. No other documentation is required. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.36%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 746; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 8.50 months reserves

300189936	f0e82e05-8f9f-e611-b5f3-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE dated 08/22/2016 is missing the lender's e-mail or phone number under the section, Additional Information About this Loan.		10/31/2016: This finding is non material. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.36%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 746; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 8.50 months reserves

300199345	f8950b1f-9860-e611-b595-d8d385e0a8b2	Missing income documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A	Income/Employment	Missing income documentation	Missing Letter of Explanation for what "Other" income is on borrower's paystub and why the YTD amount is higher on previous paystubs than it is on the most recent paystub.	08/26/2016: please see attached
08/26/2016: Audit reviewed Letter of explanation with regards to base income from co-borrower, and has determined that the documentation is deemed acceptable. Review of 2015 W2 is in-line with salary/bonus income. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.146%; Reserves are higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 808; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  11.40 months reserves

300199345	88219837-0763-e611-8516-d8d385e1d166	Missing Evidence of Taxes and Insurance	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing Evidence of Taxes and Insurance
Missing evidence of taxes and insurance for 1st REO property listed on final application. Mortgage Loan Statement in file reflects Escrow (Taxes and/or Insurance) therefore does not confirm evidence that both taxes and insurance are included in escrow account.
																												09/06/2016: please see attached supplement showing that the lien in question is escrowed for both tax and insurance.	09/06/2016: Audit reviewed credit report, and has determined that the mortgage payment includes taxes and insurance. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.146%; Reserves are higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 808; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  11.40 months reserves

300199345	2b766ae3-9760-e611-b595-d8d385e0a8b2	Missing LOE	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing LOE	Missing Letter of explanation for why co-borrower's YTD base income is lower than her salary indicates.	08/26/2016: please see attached
08/26/2016: Audit reviewed Letter of explanation with regards to base income from co-borrower, and has determined that the documentation is deemed acceptable. Review of 2015 W2 is in-line with salary/bonus income. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.146%; Reserves are higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 808; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  11.40 months reserves

300199345	620dd29b-0b63-e611-8516-d8d385e1d166	Missing Affiliated Business Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure for the Broker. If the Broker is not affiliated with any other businesses, please provide an attestation stating such.	08/26/2016: please see attached	08/26/2016: Audit review of lender attestation statement regarding no Affiliated Businesses for Broker is deemed acceptable, condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.146%; Reserves are higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 808; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  11.40 months reserves

300199345	76fc7cc4-9860-e611-b595-d8d385e0a8b2	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Not Likely	Yes	No Cure once CD Issued	N/A	N/A	N/A	2	2	2	B	B	RB	B	B		Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for. No service providers listed on WLSP dated 06/16/2016.		08/15/2016: Services provided on WLSP were not itemized. Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.146%; Reserves are higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 808; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  11.40 months reserves

300199345	e5b29b44-9960-e611-b595-d8d385e0a8b2	Incorrect disclosure of Origination Charges - Section A	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	A	A	RA	A	A		Incorrect disclosure of Origination Charges - Section A
Per broker agreement in file if there is lender paid Origination charges the borrower cannot also be charges an Origination Fee. Borrower was charged an Origination Fee of $3,129.12. Refund of $3,129.12 needed to cure.
																												08/31/2016: no refund required, please see attached
08/31/2016: Audit consulted with Compliance, and has determined that the lender is correct in this specific situation. The origination fee is paid to the lender as evidenced by the lack of payee and not POC by the borrower. Therefore, the borrower and lender paid the origination fee to the lender. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.146%; Reserves are higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 808; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  11.40 months reserves

300199345	98fe81df-9422-40a6-adf6-bfd9eeefb858	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosures Contact Information section is incomplete. The email address of the Lender and Mortgage Broker are missing.
08/26/2016: 1) Disagree - This condition should be cleared per 4/21/16 email which states "We only need one specific contact from the either lender or broker. If any lender info is missing like the phone number, then this is non-material B grade with the exception of missing NMLS or licensing which is consider a material exception." 2) Agree - will redisclose CD.

08/26/2016: Corrected post close CD in file reflects email address of Mortgage Broker however the email address of the Lender is still missing. Loan will be graded a B for all agencies. Condition remains Active.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.146%; Reserves are higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 808; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  11.40 months reserves

300199345	9aaf8ee0-0763-e611-8516-d8d385e1d166	Closing Disclosure document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Closing Disclosure document error
The Origination Fee and Underwriting Fee reflected in section A of the final Closing Disclosure does not list the Payee for each fee. The Appraisal Fee and Credit Report fee incorrectly reflected payable to Broker in section B of the final Closing.
																													08/15/2016: Corrected post close CD in file reflects missing payees in Section A and correct payees in Section B. Loan will be graded a B for all agencies. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.146%; Reserves are higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 808; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  11.40 months reserves

300199345	f4cacbce-9560-e611-b595-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in file		08/15/2016: A CDA report reflecting a value $830,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.146%; Reserves are higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 808; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  11.40 months reserves

300184236	fd8e5b71-4672-e611-9c05-d8d385e1d166	Missing copy of title	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A		Missing copy of title
Missing copy of the prelim title. Prelim in file does not reflect the amount of the insurance. Lender requires that initial title report correctly reflects the information that will ultimately be on the title policy
																												09/15/2016: see attached commitment	09/15/2016: Audit reviewed Amendment to the Preliminary Title Report, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 741; LTV is lower than guideline maximum UW Guides require 70% LTV, loan qualified with LTV of 65%; Reserves are higher than guideline minimum UW Guides require #6 months reserves, loan qualified with 31 months excess reserves

300184236	604393d3-4074-e611-9c05-d8d385e1d166	Failure to obtain Verification of Mortgage	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Failure to obtain Verification of Mortgage	Missing verification of mortgage for the subject property from XX/XX/XXXX through closing.	09/15/2016: Attached is the payoff letter that doesn't reflect any fees for being late on payment, the payoff also states the next payment is XX/XX/XXXX this would reflect that payment was made.	09/15/2016: Audit reviewed Mortgage Statement, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 741; LTV is lower than guideline maximum UW Guides require 70% LTV, loan qualified with LTV of 65%; Reserves are higher than guideline minimum UW Guides require #6 months reserves, loan qualified with 31 months excess reserves

300184236	7c148655-4474-e611-9c05-d8d385e1d166	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	General Compliance	Missing Documentation	Evidence of the Lender of Record Application Date was not provided in file.
09/20/2016: Please see the attached disclosure inventory lists as proof of when applications were taken and corresponding disclosures were provided to borrowers. As you will see from these lists, the 1003 application form is included in all of them, as well as the LE and other required disclosures. We believe these all meet the date requirements for compliance due to the fact that they are being provided at the time the application is being taken. Please let us know if there is anything further that needs to be provided in order to clear these findings.09/19/2016: Please see the attached disclosure inventory lists as proof of when applications were taken and corresponding disclosures were provided to borrowers. As you will see from these lists, the 1003 application form is included in all of them, as well as the LE and other required disclosures. We believe these all meet the date requirements for compliance due to the fact that they are being provided at the time the application is being taken. Please let us know if there is anything further that needs to be provided in order to clear these findings.

09/20/2016: Audit reviewed evidence of Lender Application, and has determined that the broker and lender Application dates are on the same day. Documentation submitted is deemed acceptable. Condition cleared.09/19/2016: Audit reviewed evidence of Lender Application, and has determined that the Disclosure Inventory List is NOT for the borrower on said loan. The loan number and borrower name are for a different loan file. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 741; LTV is lower than guideline maximum UW Guides require 70% LTV, loan qualified with LTV of 65%; Reserves are higher than guideline minimum UW Guides require #6 months reserves, loan qualified with 31 months excess reserves

300184236	72dab32e-b4ba-4736-93a3-650cb15d50bc	Incorrect disclosure of Origination Charges - Section A	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Origination Charges - Section A	The Remaining Rate Credit paid to the lender reflected in section H of the Closing Disclosure, should be reflected in section A.	09/15/2016: Remaining rate credit is the portion of the credit for the rate that is allocated to escrows. We will redisclose to clear the issue. See redisclosed CD.
09/15/2016: Audit reviewed Lender Rebuttal, as well as documentation submitted, and has determined that the remaining rate credit moved from Section H is now reflected in section G for $5,183.78 in the "Paid by Others" column is acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 741; LTV is lower than guideline maximum UW Guides require 70% LTV, loan qualified with LTV of 65%; Reserves are higher than guideline minimum UW Guides require #6 months reserves, loan qualified with 31 months excess reserves

300184236	1e39be94-4474-e611-9c05-d8d385e1d166	Closing Disclosure document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Closing Disclosure document error	The CD is missing Payee for origination and underwriting fees. Payee for origination and underwriting fee must have a payee since this is a brokered loan.		09/06/2016: A Post Closing CD provided in the loan file reflects Section A payees. Loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 741; LTV is lower than guideline maximum UW Guides require 70% LTV, loan qualified with LTV of 65%; Reserves are higher than guideline minimum UW Guides require #6 months reserves, loan qualified with 31 months excess reserves

300184236	262a83fc-4474-e611-9c05-d8d385e1d166	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE is missing the lender's phone number under the section, Additional Information About This Loan.		09/06/2016: Contact info is considered non-material and will be graded a B.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 741; LTV is lower than guideline maximum UW Guides require 70% LTV, loan qualified with LTV of 65%; Reserves are higher than guideline minimum UW Guides require #6 months reserves, loan qualified with 31 months excess reserves

300184236	95f1af25-4074-e611-9c05-d8d385e1d166	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/06/2016: CDA reflecting a value of $1,045,000 which is a 0.0% variance. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 741; LTV is lower than guideline maximum UW Guides require 70% LTV, loan qualified with LTV of 65%; Reserves are higher than guideline minimum UW Guides require #6 months reserves, loan qualified with 31 months excess reserves

300184241	5a1d9058-298f-e611-98c2-d8d385e0a8b2	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing Documentation	Missing evidence the HELOC line was closed by the Borrower at closing.	10/13/2016: please see attached	10/13/2016: Audit reviewed Termination of HELOC correspondent, and has determined that documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.20%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 733; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 22.90 months reserves

300184241	bfd76dc1-008f-e611-98c2-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		10/10/2016: A CDA report dated 06/30/2016 reflected a value of $2,450,000 with a 0% variance to appraisal value. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.20%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 733; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 22.90 months reserves

300184241	446e4998-018f-e611-98c2-d8d385e0a8b2	Missing Affiliated Business Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	B	RA	A	A	RESPA	Missing Affiliated Business Disclosure	File is missing the Brokers Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		10/10/2016: The loan file contains an Attestation from the Lender the broker has no affiliates post close. Condition cleared. The loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.20%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 733; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 22.90 months reserves

300184241	98839720-028f-e611-98c2-d8d385e0a8b2	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Not Likely	Yes	No Cure once CD Issued	N/A	N/A	N/A	2	2	2	B	B	RB	B	B		Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.
The service provider list in file is an old RESPA service provider list and does not list the individual "services" associated with each provider. It is not the service provider list that is under form H-27 in the rule. The WLSP is itself a violation and it is confusing to consumers because it has text that relates to the GFE.
																													10/10/2016: Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.20%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 733; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 22.90 months reserves

300184241	5dfa9ebe-038f-e611-98c2-d8d385e0a8b2	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title fees are reflected in Section C of the Final Closing Disclosure. The borrower selected a service provider from the WLSP for title services. The title service provider fees should be listed in Section B of the CD.

10/10/2016: A post closing CD provided in the loan file reflects the title service provider fees in Section B with the service provider from the WLSP.  Condition cleared.  Loan will be rated a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.20%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 733; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 22.90 months reserves

300184241	5e6d5f4e-ba18-4a0b-a547-4d5ee154ab94	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The Settlement Agent License ID is missing.		10/10/2016: A Post Closing CD in the loan file reflects the Settlement Agents License ID. Condition cleared. Loan will be rated a B for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.20%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 733; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 22.90 months reserves

300184241	912e6739-038f-e611-98c2-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		10/10/2016: This finding is not material. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.20%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 733; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 22.90 months reserves

300199023	871a93b6-2c75-e611-9c05-d8d385e1d166	Missing verbal verification of employment	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A	Income/Employment	Missing verbal verification of employment	The VVOE was not obtained within 10 days of note date. The file is missing the VVOE for the borrower.	09/20/2016: see attached	09/20/2016: Audit reviewed the VOE documentation submitted, and has determined that the document provided was within 10 days prior to the Note date. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.72%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 30.80 months reserves

300199023	e64342f6-2c75-e611-9c05-d8d385e1d166	Missing Lease agreement	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing Lease agreement
Missing a current lease for the 3rd REO property listed on the loan application.  The lease in the file has expired. Please provide an executed current lease or canceled rent checks to document payments made for the month of June.Missing a current lease for the 4th REO property listed on the loan application.  The lease in the file has expired. Please provide an executed current lease or canceled rent checks to document payments made from 09/01/2015.
																												09/20/2016: Rental income was removed for both of properties. The DTI is 39% and still acceptable without the rental income. See attached 1008 and 1003.
09/20/2016: Audit reviewed the Lender Rebuttal, and has determined that without the rental income for REO properties #3 & 4 listed on the final 1003, the DTI is within guidelines. No leases are required if rental income was not utilized. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.72%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 30.80 months reserves

300199023	2a576758-3475-e611-9c05-d8d385e1d166	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	General Compliance	Missing Documentation	Evidence of Lender of Record Application Date was not provided in file.
09/20/2016: Audit reviewed evidence of Lender Application, and has determined that the broker and lender Application dates are on the same day. Documentation submitted is deemed acceptable. Condition cleared.09/19/2016:  Document provided shows a disclosure package was sent 06/13/2016, however, it does not verify the application date.  Please provide system screens shot to verify application date.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.72%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 30.80 months reserves

300199023	6ad06ca8-3475-e611-9c05-d8d385e1d166	Incorrect disclosure of Origination Charges - Section A	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Origination Charges - Section A	The CD is missing Payee for origination and underwriting fees. Payee for origination and UW fee must have a payee since this is a brokered loan.		09/07/2016: A Post Closing CD provided in the loan file reflects the payees in Section A. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.72%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 30.80 months reserves

300199023	3f9f6cbf-22c5-400d-8be5-f7f76f49324c	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title-Endorsement, Title-Mobile Notary, Title-Premium for Lender's Coverage, Title-Recording and Title-Settlement or Closing fees are reflected in section C of the final Closing Disclosure. The borrower selected a service provider from the WLSP for title services. The Title-Endorsement, Title-Mobile Notary, Title-Premium for Lender's Coverage, Title-Recording and Title-Settlement or Closing fees  should be listed in section B of the CD.
																													09/07/2016: A Post Closing CD provided in the loan file reflects all title services fees in Section B. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.72%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 30.80 months reserves

300199023	e3553838-196c-4238-889f-7c2c31e802e4	Waiver by borrower of C.D. timing requirement not properly documented for APR variance (Over disclosed)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure	No Cure	N/A Condition Cleared	N/A Condition Cleared	2	2	2	A	A	RA	A	A		Waiver by borrower of C.D. timing requirement not properly documented for APR variance (Over disclosed)
Waiver by borrower of C.D. timing requirement not properly documented for APR variance. The final Closing Disclosure reflects an APR of 3.909%. The most recent  Loan Estimate reflects an APR of 4.040%, which is a difference of 0.131% and exceeds allowable tolerance of 0.125%
																												09/15/2016: See the attached CD that shows the APR at 3.902% that the borrower signed. This is within tolerances.	09/15/2016: Audit re-analyzed LE/CD APR issue, and has determined that the APR is within tolerance. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.72%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 30.80 months reserves

300199023	c8af2a51-3096-427d-b7f4-b72dfae71868	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	N/A Condition Cleared	N/A Condition Cleared	3	3	2	A	A	RA	A	A		Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE dated 07/13/2016 reflects a lender credit in the amount of $7,340. The lender credit decreased to $6,340 on the CD with no indication of a valid COC to account for the $1,000 decrease in the credit.
																												09/15/2016: See attached COC and lock confirmation showing the loan locked along with the signed CD
09/15/2016: Audit review of Rate Lock Confirmation confirms rate relock included in pricing, therefore no refund is required. Documentation, for Lender Credit, submitted is deemed acceptable, condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.72%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 30.80 months reserves

300199023	f97bb9ca-d51f-4f2c-858f-dfce454520e4	APR on Final Closing Disclosure is inaccurate in relation to previous Initial disclosure(s) – no evidence of further re-disclosure in file (APR < 0.125 variance – Over disclosed)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes, Potentially	Yes	No Cure	TILA 130(b) - within 60 days of discovery	N/A Condition Cleared	N/A Condition Cleared	2	2	2	A	A	RA	A	A		APR on Final Closing Disclosure is inaccurate in relation to previous Initial disclosure(s) – no evidence of further re-disclosure in file (APR < 0.125 variance – Over disclosed)	APR on final CD is inaccurate and exceeds 0.125% tolerance. CD value of 3.909% vs. calculated value of 4.040% for a variance of 0.131% under disclosed.	09/15/2016: See the attached CD that shows the APR at 3.902% that the borrower signed. This is within tolerances.	09/15/2016: Audit re-analyzed LE/CD APR issue, and has determined that the APR is within tolerance. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.72%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 30.80 months reserves

300199023	271b79c2-3075-e611-9c05-d8d385e1d166	Incorrect disclosure of DID SHOP Fee (Section C)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of DID SHOP Fee (Section C)	The Title-Settlement or Closing Fee in section C of the final Closing Disclosure is missing the name of the service provider.		09/07/2016: A Post Closing CD provided in the loan file reflects service provider. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.72%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 30.80 months reserves

300199023	26be5017-3475-e611-9c05-d8d385e1d166	Closing Disclosure document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Closing Disclosure document error	The remaining rate credit should not be disclosed in Section H. A general credit would be listed in Section J of the C.D	Remaining rate credit is the portion of the credit for the rate that is allocated to escrows. We will redisclose to clear the issue. See redisclosed CD.	09/19/2016: Received post consummation CD with rate credit reflected in the correct section. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.72%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 30.80 months reserves

300199023	466c6e7e-2c75-e611-9c05-d8d385e1d166	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/08/2016: A CDA report reflecting a value $1,500,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.72%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 30.80 months reserves

300188813	cf382f60-4966-e611-8516-d8d385e1d166	Missing HELOC agreement	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing HELOC agreement	Missing signed Letter to close HELOC.	08/24/2016: see attached	08/24/2016: Audit reviewed executed Authorization to Close-Out HELOC, and has determined that documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.93%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 758; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21 months reserves

300188813	6232f38f-7268-e611-9c05-d8d385e1d166	Missing asset documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing asset documentation	Missing verification from spouse that borrower has 100% access to asset account reflected on the loan application.	08/24/2016: the bank account is a joint account that doesn't require an access letter, also this account was just to verify source of transfer, none of the assets were used to qualify the borrower.	08/24/2016: Audit concurs with Lender Rebuttal, and has determined that the joint account does not require an access letter. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.93%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 758; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21 months reserves

300188813	15485bc0-4d66-e611-8516-d8d385e1d166	Missing Affiliated Business Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	File is missing the affiliated business disclosure. If the broker is not affiliated with any other businesses, please provide an attestation stating such.	08/24/2016: see attached	08/24/2016: Audit review of Broker Affiliated Business Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.93%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 758; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21 months reserves

300188813	561a6677-0c75-42f1-bcd9-330eb0400924	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	No Cure	No Cure	N/A Condition Cleared	N/A Condition Cleared	3	3	3	A	A	RA	A	A		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is missing. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.
																												08/24/2016: see attached evidencing the CD package was sent to the borrower.
08/24/2016: Audit review of print screen reflects initial CD mailed more than 7 days prior to consummation, documentation submitted is deemed acceptable. Borrowers received the initial Closing Disclosure within 3 days prior to the loan consummation. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.93%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 758; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21 months reserves

300188813	c154192d-7868-e611-9c05-d8d385e1d166	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The credit report in section B of the final Closing Disclosure is missing the name of the service provider.		08/22/2016: A Post Closing CD provided in the loan file reflects the service provider. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.93%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 758; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21 months reserves

300188813	c6a1c91d-7968-e611-9c05-d8d385e1d166	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title-Abstract or Title Search, Title-Courier/Wire-E-mail, Title-FL surcharge, Title-Premium for Lender's Coverage, Title-Settlement or Closing and Title-E-Recording fees in section C of the final Closing Disclosure are missing the name of the service provider.
																													08/22/2016: A Post Closing CD provided in the loan file reflects the service provided for all Section C fees. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.93%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 758; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21 months reserves

300188813	1b2d173e-776b-4804-8a30-15f76aa612ed	Naming Convention in Services Borrower DID SHOP Fee (Section C) on C.D. is not consistent with L.E.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Naming Convention in Services Borrower DID SHOP Fee (Section C) on C.D. is not consistent with L.E.
The Title-Premium for Lender's Coverage on the Final CD is incorrectly named as compared to the LE dated 07/14/2016 Title-Title Insurance Binder.  Although no tolerance, these fees should all match in naming convention.
																												08/24/2016: see attached
08/24/2016: Audit reviewed CD, the LE/CD fees where the naming convention is not consistent has been corrected on the revised CD, and is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.93%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 758; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21 months reserves

300188813	abf06c2e-7a68-e611-9c05-d8d385e1d166	Incorrect disclosure of Transfer Taxes - Section E	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax.		08/22/2016: A Post Closing CD provided in the loan file reflects the government entity. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.93%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 758; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21 months reserves

300188813	2064ddda-d374-48a0-88ee-432385818930	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The email address of the Lender is missing.
08/24/2016: per 4/21/16 email which states "We only need one specific contact from the either lender or broker. If any lender info is missing like the phone number, then this is non-material B grade with the exception of missing NMLS or licensing which is consider a material exception.

08/24/2016:  Audit review of missing CD Contact Information, other than Lender or Broker NMLS or Settlement Agents license number (if required by State), is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.93%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 758; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21 months reserves

300188813	161e7406-a670-48ea-8a7d-2015ce8162f9	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	N/A Condition Cleared	N/A Condition Cleared	3	3	2	A	A	RA	A	A		Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE dated 08/03/2016 reflects a lender credit in the amount of $4,857. The lender credit decreased to $4,211.85 on the Final CD with no indication of a valid COC to account for the $645.15 decrease in the credit.
																												08/24/2016: see attached relock
08/24/2016: Audit review of Rate Lock Confirmation dated 07/25/2016 confirms relock included in pricing, therefore no refund is required. Documentation, for Lender Credit, submitted is deemed acceptable, condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.93%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 758; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21 months reserves

300188813	059307d9-7fdf-4808-b070-d2b8a57ec6ed	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes - Potentially	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $1,591.54 a month vs. the calculated value of $1,596.49 a month. The lender used the incorrect amount of $434.30 for the hazard insurance vs. the actual amount of $439.25.
																												08/24/2016: see attached
08/24/2016: Audit review of revised CD reflects corrected Estimated Taxes, Insurance and Assessments. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.93%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 758; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21 months reserves

300188813	33a43ca2-7768-e611-9c05-d8d385e1d166	Closing Disclosure document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Closing Disclosure document error	The CD is missing Payee for origination and underwriting fees. Payee for origination and UW fee must have a payee since this is a brokered loan.		08/22/2016: A Post Closing CD provided in the loan file reflects the Payee names. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.93%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 758; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21 months reserves

300188813	7fda7330-7768-e611-9c05-d8d385e1d166	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE is missing the lender's e-mail address and phone number under the section, Additional Information About This Loan.
08/24/2016: per 4/21/16 email which states "We only need one specific contact from the either lender or broker. If any lender info is missing like the phone number, then this is non-material B grade with the exception of missing NMLS or licensing which is consider a material exception.

08/24/2016: Audit review of missing LE Contact and/or General Information, other than Lender or Broker NMLS or Settlement Agents license number (if required by State), was corrected on the final CD is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.93%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 758; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21 months reserves

300188813	0b30744a-4966-e611-8516-d8d385e1d166	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in file.		08/11/2016-CDA reflecting a value of $1,000,000 which is a 0.0% variance. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.93%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 758; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21 months reserves

300188855	a55b03a3-a8fe-4472-b75c-36680cd087d4	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	Federal Consumer Protection	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	The loan file is missing Notice to Home Loan Applicant & Consumer Disclosure.	09/14/2016: see attached	09/14/2016: Audit review of Notice to Home Loan Applicant & Consumer Disclosure documentation submitted is deemed acceptable. Condition cleared.
300188855	22996b71-4271-e611-9c05-d8d385e1d166	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	General Compliance	Missing Documentation	Evidence of Lender of Record Application Date was not provided in file. Additional conditions may apply.
09/19/2016: Please see the attached disclosure inventory lists as proof of when applications were taken and corresponding disclosures were provided to borrowers. As you will see from these lists, the 1003 application form is included in all of them, as well as the LE and other required disclosures. We believe these all meet the date requirements for compliance due to the fact that they are being provided at the time the application is being taken. Please let us know if there is anything further that needs to be provided in order to clear these findings.

09/19/2016: Audit reviewed evidence of Lender Application, and has determined that the broker and lender Application dates are on the same day. Documentation submitted is deemed acceptable. Condition cleared.

300188855	29cbed53-3171-e611-9c05-d8d385e1d166	Incorrect disclosure of Origination Charges - Section A	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Origination Charges - Section A	The Origination fee and Underwriting fee on the final Closing Disclosure is missing the name of the service provider.		09/02/2016: A Post Closing CD in the loan file listed the service provider for all fees. Condition cleared. The loan will be rated a B for all agencies.
300188855	26835bc8-8a87-4f73-af51-7c4ea60977c0	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title - Endorsement fee, Title - Mobile Notary Fee (travel - Not Required), Title - Premium for Lender's Coverage, Title - Recording Fee and Title - Settlement or Closing Fee are reflected in Section C of the final Closing Disclosure.  The borrower selected a service provider from the WLSP for title services.  The title service provider fees should be listed in section B of the CD.
																													09/02/2016: A Post Closing CD in the loan file reflected the title fees were moved from C to B. Condition cleared. The loan will be rated a B for all agencies.
300188855	7d6863ba-bbbd-420c-b635-9eeb4901303c	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final and post-closing CD Contact Information section is incomplete. The License ID for the Settlement Agent is missing.	09/14/2016: see attached CD
09/14/2016: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent.  Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. Condition cleared.

300188855	c785a4f6-6fa6-4aa4-ba82-654ed571e310	Funding occurred before RTC Expiration Date	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	B	RA	A	A		Funding occurred before RTC Expiration Date	The final Closing Disclosure reflected the loan disbursed prior to the end of recession date on the Right to Cancel form.		09/02/2016: A Post Closing CD reflects the disbursement was corrected and after the ROR ending date. Condition cleared. The loan will be rated a B for all agencies.
300188855	8c6f9bd0-2f71-e611-9c05-d8d385e1d166	Incorrect disclosure of DID SHOP Fee (Section C)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of DID SHOP Fee (Section C)	The Title - Settlement or Closing Fee in section C of the final Closing Disclosure is missing the name of the service provider.		09/02/216: A Post Closing CD in the loan file reflected the service provider. Condition Cleared. The loan will be rated a B for all agencies.
300188855	560fd4bb-3171-e611-9c05-d8d385e1d166	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE is missing the lender's e-mail & phone number under the section, Additional Information About This Loan.
09/14/2016: per 4/21/16 email which states "We only need one specific contact from the either lender or broker. If any lender info is missing like the phone number, then this is non-material B grade with the exception of missing NMLS or licensing which is consider a material exception."

09/14/2016: Audit review of missing LE Contact and/or General Information, other than Lender or Broker NMLS or Settlement Agents license number (if required by State), was corrected on the final CD is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.

300188855	a6ed3574-2a2d-4692-93a1-820100774903	Missing E Consent Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure - Missing Doc Not Provided	No Cure	N/A - Condition Cleared	N/A	3	3	2	A	A	RA	A	A		Missing E Consent Disclosure	Missing the Borrowers Consent to Receive Communications Electronically. Provide E Consent disclosure for the Borrower and Co-borrower.	09/14/2016: see attached
09/14/2016: Audit reviewed "Acknowledgment of Intent to Proceed and Electronic Delivery Consent", documentation submitted was accepted by borrower dated 06/14/2016 and is deemed acceptable. Condition cleared.

300188855	ec0d00f6-2aba-454c-8512-5abf0763f7ae	Missing borrower’s documented Intent to Proceed	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	No	No	No	No Cure Missing Doc Not Provided	No Cure Missing Doc Not Provided	N/A Condition Cleared	N/A Condition Cleared	2	2	2	A	A	RA	A	A		Missing borrower’s documented Intent to Proceed	Missing the borrowers Intent to Proceed. Provide Acknowledgement of the borrower and co-borrower's Intent to Proceed.	09/14/2016: see attached
09/14/2016: Audit reviewed "Acknowledgment of Intent to Proceed and Electronic Delivery Consent", documentation submitted was accepted by borrower dated 06/14/2016 and is deemed acceptable. Condition cleared.

300188855	76554aee-3171-e611-9c05-d8d385e1d166	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/02/2016: A CDA report reflecting a value $1,020,000.00 which is a -5.6% variance was provided. Variance within acceptable tolerance. Condition Cleared
700001061	6258f5c4-d86a-e611-9c05-d8d385e1d166	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		08/26/2016: CDA report provided showing 0% variance. Condition cleared.
700001061	6ceb3593-c36b-e611-9c05-d8d385e1d166	Missing Affiliated Business Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	File is missing the Broker Affiliated Business Disclosure. If the broker is not affiliated with any other businesses, please provide an attestation stating such.	09/02/2016: please see attached	09/02/2016: Audit review of lender attestation statement regarding "Broker has no Affiliated Businesses" is deemed acceptable, condition cleared.
700001061	f621ef5e-d33f-4b90-8859-4d904166f8eb	Incorrect disclosure of Origination Charges - Section A	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Origination Charges - Section A	The Origination Fee and the Underwriting Fee reflected in section A of the final Closing Disclosure are missing the name of payee.	09/02/2016: please see attached
09/02/2016: Audit review of revised CD includes payee to all fees in Sections A,  and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'.  Condition cleared.

700001061	92691f90-fee5-4b07-b6bc-962dd569172e	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Title - Settlement or Closing fee in section B of the final Closing Disclosure is missing the name of the service provider.	09/02/2016: please see attached
09/02/2016: Audit review of revised CD includes payee to all fees in Sections A and B, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'.  Condition cleared.

700001061	1aea0152-ef1c-4451-a660-0c90f73d81b4	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	1026.19(f)(2)(v) - Tolerance Error: Tolerance cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	2	2	B	B	RB	B	B		Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated 07/2182016 reflects a Credit Report Fee of $27.00 with no resulting CoC for any subsequent disclosures.  The final CD reflects a Credit Report Fee of $57.48.  This fee is in a 0% tolerance section. Lender tolerance cure of $30.48 is required.
																													08/26/2016: The final closing disclosure reflects a post close tolerance cure of $185.48, which is sufficient.
700001061	f493bdeb-c36b-e611-9c05-d8d385e1d166	Closing Disclosure document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Closing Disclosure document error
The final Closing Disclosure reflects a closing date of XX/XX/XXXX, however the Notice of Right to Cancel reflects the date of the transaction as XX/XX/XXXX.  The closing date should be reflected XX/XX/XXXX.
																												09/07/2016: please see attached09/02/2016: please see attached
09/07/2016: Audit review of revised CD, corrected disbursement date, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'. Condition cleared.09/02/2016: Audit reviewed revised CD, and has determined that the closing date reflects correctly, however the disbursement date is incorrect.  Disbursement date is before the closing date and Right to Cancel expiration date. Provide corrected CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification. Condition remains.

700001061	9e035b78-b32e-4bfe-8eec-4f272a24cceb	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE is missing the lender's e-mail & phone number under the section, Additional Information About This Loan.		08/26/2016: Non-Material cured post close. Loan will be a graded a B for all agencies.
300188971	00e9458c-ab6f-e611-9c05-d8d385e1d166	Missing Affiliated Business Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure for the Broker. If the Broker is not affiliated with any other businesses, please provide an attestation stating such.	09/12/2016: please see attached	09/12/2016: Audit review of lender attestation statement regarding "Broker has no Affiliated Businesses" is deemed acceptable, condition cleared.
300188971	25477938-2ed8-41a5-a396-6d68f6514b2c	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Not Likely	Yes	No Cure once CD Issued	N/A	N/A	N/A	2	2	2	B	B	RB	B	B		Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.
The service provider list in file is an old RESPA service provider list and does not list the individual "services" associated with each provider. It is not the service provider list that is under form H-27 in the rule. The WLSP is itself a violation and it is confusing to consumers because it has text that relates to the GFE.
																													08/31/2016: Services provided on WLSP were not itemized. Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies
300188971	f7d46662-9041-47a8-8806-e533a9dd80e4	Incorrect disclosure of Origination Charges - Section A	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Origination Charges - Section A	The Originator Compensation and Underwriting Fee reflected in section A of the final Closing Disclosure does not list the Payee for each fee.		08/31/2006: Corrected post close CD in file reflects missing payees in Section A. Loan will be graded a B for all agencies. Condition cleared.
300188971	ec414ff0-fa01-4df5-a21d-42f3551fe585	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The final Closing Disclosure reflects charges for Title-Premium for Lender's Coverage in Section C. The borrower selected service provider from the WLSP. Those fees should be reflected in section B.		08/31/2016: Corrected post close CD in file reflects fee moved to Section B. Loan will be graded a B for all agencies. Condition cleared.
300188971	1bc84c8a-6e0a-4ee7-a5eb-131e77e8d382	Incorrect disclosure of Transfer Taxes - Section E	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Transfer Taxes - Section E	The Transfer Taxes fee reflected in section E of the final Closing Disclosure does not list the Payee for the fee.		08/31/2006: Corrected post close CD in file reflects missing payee in Section E. Loan will be graded a B for all agencies. Condition cleared.
300188971	b683f516-701b-44df-bcf0-77d78f9f49a7	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The NMLS License Number of the  Borrowers Real Estate Broker and the Sellers Real Estate broker and the Contact NMLS ID of the Settlement Agent is missing.
																													08/31/2016: Corrected post close CD in file reflects missing NMLS Licenses. Loan will be graded a B for all agencies. Condition cleared.
300188971	cd4c44bb-fdcd-4ca7-ac6a-a51df5faef71	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	N/A Condition Cleared	N/A Condition Cleared	3	3	2	A	A	RA	A	A		Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)	COC in file dated 07/19/2016 does not specify the pricing update to support reduction in Lender credit. Missing valid COC.	09/12/2016: please see attached lock history detail
09/12/2016: Audit review of ALL Rate Lock Confirmations within the loan file confirms rate lock extension added to pricing, therefore no refund is required. Documentation, for Lender Credit, submitted is deemed acceptable, condition cleared.

300188971	15d7d638-ab6f-e611-9c05-d8d385e1d166	Closing Disclosure document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Closing Disclosure document error	The HOA Dues and Real Estate Commission reflected in section H of the final Closing Disclosure does not list the Payee for each fee.		08/31/2006: Corrected post close CD in file reflects missing payees in Section H. Loan will be graded a B for all agencies. Condition cleared.
300188971	64138e82-7157-4eb2-b57c-1327798d36ab	Missing seller’s Closing Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	No	No	No	No	No Cure Missing Doc Not Provided	No Cure Missing Doc Not Provided	N/A Condition Cleared	N/A Condition Cleared	2	2	2	A	A	RA	A	A		Missing seller’s Closing Disclosure	Seller Closing Disclosure was not provided in file.	09/12/2016: please see attached, seller signed for closing (originally scheduled for XX/XX) and then they signed an amended one on the actual closing date of XX/XX	09/12/2016: Audit reviewed executed Seller CD, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
300188971	39ecdf93-a86f-e611-9c05-d8d385e1d166	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		08/31/2016: A CDA report reflecting a value $1,240,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
700001057	8168bcef-9e59-e611-86f5-d8d385e0a8b2	Missing Condo Questionnaire	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A		Missing Condo Questionnaire	The loan file is missing the Condo Questionnaire. Please provide the Condo Questionnaire. Additional conditions may apply.	09/30/2016: see attached documents08/17/2016: please see attached email, this is not needed.
09/30/2016: Audit reviewed Lender Certification/Questionnaire, and has determined that the question "HOA involved in any litigation" is marked as "NO". Documentation submitted is deemed acceptable. Condition cleared.  08/17/2016: Audit consulted with the client and since the appraiser addressed that he could not obtain information regarding rental info or pending litigation from the management company, the client would like to see this information obtained by the lender. Condition remains.  08/17/2016: Exception is pending review from client.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.34%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 31 months reserves

700001057	5905f86e-9d59-e611-86f5-d8d385e0a8b2	Missing Verification of Taxes and Insurance amounts for Rental Property	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing Verification of Taxes and Insurance amounts for Rental Property	Missing verification of taxes and insurance amount for rental properties #2 and #3 reflected on the Schedule of Real Estate Owned of the loan application. Additional conditions may apply.	08/09/2016: please see attached	08/09/2016: Audit reviewed Lender Rebuttal, and has determined that evidence of taxes and insurance for both REO properties was reflected on the Schedule E. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.34%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 31 months reserves

700001057	bdbbd446-aa59-e611-86f5-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		08/04/2016: A CDA report reflecting a value $985,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.34%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 31 months reserves

700001057	ea35fdcd-a359-e611-86f5-d8d385e0a8b2	Missing Affiliated Business Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure
The loan file is missing Affiliated Business Disclosure from the Broker.  Please provide an executed Affiliated Business Disclosure from the Broker within 3 business days from the loan application. If the broker is not affiliated with any other businesses, please provide an attestation stating such.
																												08/08/2016: please see attached	08/08/2016: Audit review of Broker Affiliated Business Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.34%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 31 months reserves

700001057	561f70e9-a659-e611-86f5-d8d385e0a8b2	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Not Likely	Yes	No Cure once CD Issued	N/A	N/A	N/A	2	2	2	B	B	RB	B	B		Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.
WLSP is missing a detailed list of services which corresponds to the LE services the borrower is permitted to shop for.  HOA Doc and HOA Master Insurance were not itemized on the WLSP and at least one available provider was not reflected for the borrower to shop for these services.
																													08/03/2016: Services provided on WLSP were not itemized. Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.34%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 31 months reserves

700001057	b70a653b-82e8-41cc-9f29-24913f9fc522	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	No Cure	No Cure	N/A Condition Cleared	N/A Condition Cleared	3	3	3	A	A	RA	A	A		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Evidence of borrower's receipt of initial CD 3 days prior to consummation was not provided. The initial CD is not dated within 3 days of the consummation date.	08/08/2016: please see attached
08/08/2016: Audit review of print screen reflects borrower opened and received CD same day verified by e-signature, documentation submitted is deemed acceptable. Borrowers received the initial Closing Disclosure within 3 days prior to the loan consummation. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.34%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 31 months reserves

700001057	fae1ee8d-fd5c-4b3b-8855-229cbb719b65	Incorrect disclosure of Origination Charges - Section A	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Origination Charges - Section A	The Origination Compensation and Underwriting Fee reflected in section A of the final Closing Disclosure do not reflect the name of the payee.		08/03/2016: A Post Closing CD reflects the Payee for the Originator Compensation and Underwriting Fee from section A. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.34%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 31 months reserves

700001057	f42508cb-04ed-4865-bc1a-1ca447a571ed	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title - Settlement or Closing Fee is missing the name of the service provider.  The Title - Endorsement Fee, Title - Mobile Notary Fee, Title - Premium for Lender's Coverage and Title - Settlement or Closing Fee are reflected in section C of the final Closing Disclosure.  The borrower selected a service provider from the WLSP for title services.  The title services provider fees should be listed in section B of the CD.

08/03/2016:  A Post Closing CD reflected the title service provider fees from the WLSP were moved from section C to section B and the name of the service provider was added to the Title -Settlement or Closing Fee.  Loan will be rated a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.34%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 31 months reserves

700001057	7a39bfdc-3c14-45a3-bf2d-22b4e31fd04b	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The Email for the Lender is missing.	08/08/2016: please see attached
08/08/2016:  Audit review of revised CD includes contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided.  Loan will be rated a 'B'. Condition cleared.08/03/2016:  A Post Closing CD was provided by the Lender however; the Email for the Lender is still missing.  Condition still stands.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.34%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 31 months reserves

700001057	69bb78c7-8108-4bbd-b94a-3f7a5b282cda	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	N/A Condition Cleared	N/A Condition Cleared	3	3	2	A	A	RA	A	A		Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The final LE reflects a lender credit in the amount of $4,937.  The Lender credit decreased to $4,074.94 on the final CD with no indication of a valid COC to account for the $862.06 decrease in the credit.
																												08/08/2016: please see attached
08/08/2016: Audit re-analyzed Lock Confirmations within the loan file, and has determined that a 2 day lock extension is reflected on 07/15/2016 which affected the final price from $4,937 to $4,074.95. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.34%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 31 months reserves

700001057	bc1269bc-c66e-4c8a-a4ac-01cdb7d87640	Funding occurred before RTC Expiration Date	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	B	RA	A	A		Funding occurred before RTC Expiration Date	Disbursement reflected on the final CD was prior to the 3 day waiting period on the Right to Cancel form. The disbursement should have been 3 days after the execution of the final Closing Disclosure.		08/03/2016: A Post Closing CD reflected the correct disbursement date and was 3 days after the Right to Cancel date of disbursement. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.34%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 31 months reserves

700001057	307b971f-a459-e611-86f5-d8d385e0a8b2	Closing Disclosure document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Closing Disclosure document error	The Principal Reduction in Section H of the final Closing Disclosure should be reflected in the Payoffs and Payments section on page three of the Closing Disclosure.
08/03/2016:  A Post Closing CD reflected the Principal Reduction - Excess Credit from section H was removed and a refund in the amount of $952.02 was given to the borrower.  The loan file contains a copy of the letter to the borrower however and evidence of shipment for evidentiary purposes within 60 days from the error notification.  Condition is cured.  Loan will be rated a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.34%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 31 months reserves

700001057	9b614666-a359-e611-86f5-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE is missing the lender's e-mail & phone number under the section, Additional Information About This Loan.	08/08/2016:please see attached
08/08/2016: Audit review of missing LE Contact and/or General Information, other than Lender or Broker NMLS or Settlement Agents license number (if required by State), was corrected on the final CD is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.34%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 31 months reserves

700001055	86c3578b-0579-e611-9c05-d8d385e1d166	Failure to obtain Asset Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind													A	A	CA	A	A	Terms/Guidelines	Failure to obtain Asset Documentation	Missing letter from spouse allowing borrower 100% access to first account reflected on the final loan application.	09/19/2016: Please provide the guideline that states that an access letter is required for a jointly held access account. The statements provided show the borrower jointly has ownership of the account	09/19/2016: Audit reviewed Lender Rebuttal, and has determined that the account is held jointly with spouse. No access letter required. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.39% ; FICO is higher than guideline minimum UW Guides reqquire FICO of 720, loan qualified with FICO of 771.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualifed with 22.90 months reserves.

700001055	3a0388fb-261a-478b-b2ac-35ef18335094	Incorrect rescission model – Same lender refinance requires form H-9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	B	RA	A	A	TILA	Incorrect rescission model – Same lender refinance requires form H-9	The file is missing the Right to Cancel on Form H-9. This transaction is a lender to lender refinance with new money.	09/28/2016: see attached09/27/2016: the recession period has passed09/20/2016: See attached recession package sent to the borrower.
09/28/2016: Audit review of Notification of error, reopened rescission, evidence of shipment and correct RTC on form H-9 submitted are acceptable, expiration date of XX/XX/XXXX has expired.  Loan will be rated a Fitch B.  Condition cleared.09/27/2016: Audit reviewed documentation, and has determined that the rescission period has expired, however missing evidence of shipment. Condition remains. 09/20/2016: Notification of error, reopened rescission, and correct RTC on form H-9 was provided. Loan will be rated a Fitch B. However, unable to clear condition as loan is currently in the rescission period, rescission expires on XX/XX/XXXX. Loan will be cleared when the rescission period has expired AND evidence of shipment has been sent. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.39% ; FICO is higher than guideline minimum UW Guides reqquire FICO of 720, loan qualified with FICO of 771.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualifed with 22.90 months reserves.

700001055	0bd257fc-2379-e611-9c05-d8d385e1d166	Originator Name and/or Identifier Number on application does not match NMLS result	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind													A	A	RA	A	A	Federal Consumer Protection	Originator Name and/or Identifier Number on application does not match NMLS result	Originator Name and/or Identifier Number on application does not match NMLS result.	09/19/2016: see attached report that shows the NMLS numbers do match the loan application provided.	09/19/2016: Audit re-analyzed NMLS results, and has determined that NMLS numbers for Loan Originator and Originator Company are correct. Documentation is deemed acceptable. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.39% ; FICO is higher than guideline minimum UW Guides reqquire FICO of 720, loan qualified with FICO of 771.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualifed with 22.90 months reserves.

700001055	65f6b7d8-0879-e611-9c05-d8d385e1d166	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	General Compliance	Missing Documentation	Evidence of the Lender of Record Application Date was not provided in file.
09/20/2016: Please see the attached disclosure inventory lists as proof of when applications were taken and corresponding disclosures were provided to borrowers. As you will see from these lists, the 1003 application form is included in all of them, as well as the LE and other required disclosures. We believe these all meet the date requirements for compliance due to the fact that they are being provided at the time the application is being taken. Please let us know if there is anything further that needs to be provided in order to clear these findings.
																													09/20/2016: Audit reviewed evidence of Lender Application, and has determined that the lender Application date is 06/17/2016. Documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.39% ; FICO is higher than guideline minimum UW Guides reqquire FICO of 720, loan qualified with FICO of 771.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualifed with 22.90 months reserves.

700001055	a4fab57c-cfeb-4277-b2b3-94bc909142e9	Incorrect disclosure of Origination Charges - Section A	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Origination Charges - Section A	The Originator Compensation Fee and the Underwriting Fee reflected in section A of the final Closing Disclosure are missing the name of payee.		09/12/2016: A Post Closing CD provided in the loan file reflects the payee name for the Originator Compensation and the Underwriting Fee in section A. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.39% ; FICO is higher than guideline minimum UW Guides reqquire FICO of 720, loan qualified with FICO of 771.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualifed with 22.90 months reserves.

700001055	c3f3756f-0136-43c7-bc7a-45dce22f0f50	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The Title-Settlement or Closing fee in section C of the final Closing Disclosure is missing the name of the service provider.		09/12/2016: A Post Closing CD provided in the loan file reflects the service provider. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.39% ; FICO is higher than guideline minimum UW Guides reqquire FICO of 720, loan qualified with FICO of 771.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualifed with 22.90 months reserves.

700001055	b13695f8-e6c4-4573-9c36-24a6423bbdbc	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The Contact License ID of the Settlement Agent is missing.		09/12/2016: A Post Closing CD provided in the loan file reflects the License ID of the Settlement Agent Contact. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.39% ; FICO is higher than guideline minimum UW Guides reqquire FICO of 720, loan qualified with FICO of 771.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualifed with 22.90 months reserves.

700001055	c5c1b636-0879-e611-9c05-d8d385e1d166	Incorrect disclosure of DID SHOP Fee (Section C)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of DID SHOP Fee (Section C)
The Title-Closing Protection Letter, Title-Courier/Wire/E-Mail, Title-Document Prep, Title-Miscellaneous title Charges, Title-Premium for Lender's Coverage, Title-Recording, Title-Settlement or Closing and Title-Title Insurance Binder fees are reflected in section C of the final Closing Disclosure. The borrower selected a service provider from the WLSP for title services. The Title-Closing Protection Letter, Title-Courier/Wire/E-Mail, Title-Document Prep, title-Miscellaneous title Charges, Title-Premium for Lender's Coverage, Title-Recording, Title-Settlement or Closing and Title-Title Insurance Binder fees should be listed in section B of the CD.
																													09/12/2016: A Post Closing CD provided in the loan file reflects title service fees in Section B. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.39% ; FICO is higher than guideline minimum UW Guides reqquire FICO of 720, loan qualified with FICO of 771.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualifed with 22.90 months reserves.

700001055	050b449a-2479-e611-9c05-d8d385e1d166	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	No	No	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	A	A	RA	A	A		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month.  This figure includes the taxes, hazard insurance and flood insurance, however the lender failed to mark the “Other” box and failed to reflect “Flood Insurance” as the explanation.

09/20/2016: Per TILA 1026.37(c)(4) flood insurance premiusm are included in Homeowner's Insurance for purposes of the Estimated Taxes, Insurance & Assessments. This was confirmed in the CFPB 10/1/14 Webinar.

09/20/2016: Audit concurs with the Lender Rebuttal, and has determined that the flood is a type of insurance that is lumped in with the regular Hazard Insurance. Therefore, it is not required to be separated out. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.39% ; FICO is higher than guideline minimum UW Guides reqquire FICO of 720, loan qualified with FICO of 771.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualifed with 22.90 months reserves.

700001055	a50e81d6-0779-e611-9c05-d8d385e1d166	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE is missing the lender's email address or phone number under the section, Additional Information About This Loan.		09/12/2016: Contact info is considered non-material and will be graded a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.39% ; FICO is higher than guideline minimum UW Guides reqquire FICO of 720, loan qualified with FICO of 771.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualifed with 22.90 months reserves.

700001055	06949b60-0579-e611-9c05-d8d385e1d166	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.	09/19/2016: the note matches the appraisal address and the tax information from the county
09/19/2016: Audit reviewed Lender Rebuttal, as well as searched to verify that the "incorrect" address does not exist. No matches for the incorrect address were found, therefore CDA is acceptable with "St" instead of the correct suffix of "Ave". CDA reflecting a value of $689,500 which is a 0.0% variance. Condition cleared. Revised-09/13/2016: The CDA report provided has an incorrect address reflecting "St", the address on CDA does not reflect Note address reflecting "Ave". Condition remains.09/12/2016: CDA reflecting a value of $689,500 which is a 0.0% variance. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.39% ; FICO is higher than guideline minimum UW Guides reqquire FICO of 720, loan qualified with FICO of 771.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualifed with 22.90 months reserves.

300189763	9a48cad4-b46b-e611-9c05-d8d385e1d166	General Credit Exception	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	General Credit Exception	Please provide Proof of closure of HELOC per credit report.	08/30/2016: there are only two HELOCs listed on the credit report, attached is a supplement that shows both accounts closed	08/30/2016: Audit review of all documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.66%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 794; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 9.20 months reserves

300189763	928c098b-c06b-e611-9c05-d8d385e1d166	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	Review Appraisal Missing – A CDA report was not provided in file		08/27/16: CDA reflecting a value of $1,050,000.00 which is a 0.0% variance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.66%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 794; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 9.20 months reserves

300189763	1c7fa261-c46b-e611-9c05-d8d385e1d166	Missing Affiliated Business Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	Missing borrower signed affiliated business disclosure from broker and evidence of disclosure within three days of application; additional conditions may apply	08/30/2016: see attached	08/30/2016: Audit review of Broker Affiliated Business Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.66%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 794; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 9.20 months reserves

300189763	27690c79-826c-e611-9c05-d8d385e1d166	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	General Compliance	Missing Documentation	Unable to determine Lender's application date. Please provide evidence of the lender's application date. Additional conditions may apply.
09/06/2016: Please see the attached disclosure inventory lists as proof of when applications were taken and corresponding disclosures were provided to borrowers. As you will see from these lists, the 1003 application form is included in all of them, as well as the LE and other required disclosures. We believe these all meet the date requirements for compliance due to the fact that they are being provided at the time the application is being taken. Please let us know if there is anything further that needs to be provided in order to clear these findings.08/30/2016: We consider the application date to be the earlier of the loan officer's or borrower's signature which in this case is 6/17/16.

09/06/2016: Audit reviewed documentation, and has determined that the lender application date is 06/17/2016. Condition cleared. 08/30/2016: Audit reviewed Lender Rebuttal, and has determined that a print screen is required to verify Lender Application date. Broker initial Application date reflects 06/17/2016. Provide Lender Application date verification. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.66%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 794; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 9.20 months reserves

300189763	3547d3d3-4696-42d1-bb4b-1cd622fabcdd	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title fees are reflected in section C of the final Closing Disclosure. The borrower selected a service provider from the WLSP for title services.  All title fees should be listed in section B of the CD.
																													08/27/16: Title fees moved to section B on the post close CD. Loan will be graded a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.66%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 794; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 9.20 months reserves

300189763	2385a209-c46b-e611-9c05-d8d385e1d166	Missing Closing Disclosure / CD Not in File	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes	Yes	No Cure - Missing Doc Not Provided	No Cure	N/A - Condition Cleared	N/A Condition Cleared	3	3	3	A	A	RA	A	A		Missing Closing Disclosure / CD Not in File
Missing initial Closing Disclosure related to COC; unable to complete compliance testing; Unable to determine if initial CD was issued within 3-6 Specific Business Days to Note Date additional conditions may apply.
																												08/30/2016: CD attached with evidence of borrower receipt.
08/30/2016: Audit reviewed CD, and has determined that documentation submitted is deemed acceptable. Borrowers received the initial Closing Disclosure within 3 days prior to the loan consummation. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.66%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 794; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 9.20 months reserves

300189763	cd427e46-856c-e611-9c05-d8d385e1d166	Missing Loan Estimate / LE Not in File	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes	Yes	No Cure Missing Doc Not Provided	No Cure Missing Doc Not Provided	N/A Condition Cleared	N/A Condition Cleared	3	3	3	A	B	RA	A	A		Missing Loan Estimate / LE Not in File	LE is missing the lenders email and phone number under the additional information about this loan.		08/27/16: Non material, grade a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.66%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 794; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 9.20 months reserves

300189763	1ce5961c-5268-4c64-b869-5d56adbb5776	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	A	B	RA	A	A		Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)	The LE reflects a lender credit in the amount of ($4369). The lender credit decreased to ($0) on the CD with no indication of a valid COC to account for the ($4369) decrease in the credit.
09/12/2016: please see attached which was in the original file up09/06/2016: The reason for the discrepancy is due to the COC dated 7/26/16 which increased the lender credit for the rate to $6,748.62 (total of Paid By Others column of $1,938.52 plus the Remaining Rate Credit of $4,810.10). The remaining rate credit is the lender credit for the rate that is allocated to escrows which was properly shown on the revised CD as being applied to Property Taxes in Section G.08/30/2016: on page 2 of the CD I have highlighted the lender credit

09/12/2016: Audit reviewed the Lender Rebuttal, and has determined that the remaining rate credit is reflected in Section G. Documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. Condition cleared.09/06/2016: Audit reviewed the lender rebuttal and found no attachment with corrected CD to download.  Condition remains.08/30/2016: Audit reviewed Lender Rebuttal, and has determined that the remaining rate credit reflected in section H was incorrectly placed, per 1026.38(g)(4), section H. Other discloses those charges in connection with the transaction that are in addition to the charges disclosed under Loan Costs and Other Costs (paragraphs 1026.38(f) and (g)(1) through (3)) for services that are required or obtained in the real estate closing by the consumer, the seller, or other party, and thus a remaining rate credit would not fit here. If the lender credit is for a specific item then the credit should be listed in the Paid by Others column on the appropriate line, or if a general, non-specific lender credit under the appropriate line in Section J. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification are required. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.66%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 794; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 9.20 months reserves

300189763	5ff3147b-8a6c-e611-9c05-d8d385e1d166	Closing Disclosure document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Closing Disclosure document error	The Settlement Fee reflected in section C of the final Closing Disclosure does not list the Payee.		08/27/16: Settlement Fee moved to B and lists the payee on the post close CD. Loan will be graded a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.66%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 794; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 9.20 months reserves

300189797	675839a2-6a7e-e611-9c05-d8d385e1d166	Missing Affiliated Business Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure for the broker. If the broker is not affiliated with any other businesses, please provide an attestation stating such.	09/22/2016: see attached	09/22/2016: Audit review of Broker Affiliated Business Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
300189797	5e70aacd-6a7e-e611-9c05-d8d385e1d166	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	General Compliance	Missing Documentation	Evidence of the Lender of Record Application Date was not provided in file.
09/27/2016: Please see the attached disclosure inventory lists as proof of when applications were taken and corresponding disclosures were provided to borrowers. As you will see from these lists, the 1003 application form is included in all of them, as well as the LE and other required disclosures. We believe these all meet the date requirements for compliance due to the fact that they are being provided at the time the application is being taken. Please let us know if there is anything further that needs to be provided in order to clear these findings.

09/27/2016: Audit reviewed evidence of Lender Application, and has determined that the broker and lender Application dates are on the same day. Documentation submitted is deemed acceptable. Condition cleared.

300189797	018f6ab2-3df1-495d-948d-9718b6d930ae	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	No Cure	No Cure	N/A Condition Cleared	N/A Condition Cleared	3	3	3	A	A	RA	A	A		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.
																												09/22/2016: attached is the CD along with evidence that it was sent to the borrower that meets the mailbox rule.
09/22/2016: Audit review of print screen reflects borrower received initial CD via mail, documentation submitted is deemed acceptable. Borrowers received the initial Closing Disclosure within 7 days prior to the loan consummation. Condition cleared.

300189797	7e76401c-6f7e-e611-9c05-d8d385e1d166	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	1026.19(f)(2)(v) - Tolerance Error: Tolerance cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	2	2	B	B	RB	B	B		Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated 07/08/2016 reflects a Credit Report fee of $25 with no resulting CoC for any subsequent disclosures. The CD reflects a Credit Report fee of $26.01 resulting in a $1.01 refund due for cure.
																													09/19/2016: Final CD shows a sufficient tolerance cure in the amount of $1.01. Loan will be rated a B for all agencies.
300189797	ea390e0b-3c9d-46c5-b200-874dc89d62a3	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title-Mobile Notary, Title-Premium for Lender's Coverage and Title-Settlement or Closing fees are reflected in section C of the final Closing Disclosure. The borrower selected a service provider from the WLSP for title services. The Title-Mobile Notary, Title-Premium for Lender's Coverage and Title-Settlement or Closing fees should be listed in section B of the CD.
																													09/19/2016: A Post Closing CD provided in the loan file reflects title service fees in Section B. Loan will be rated a B for all agencies.
300189797	7e7044f5-6a7e-e611-9c05-d8d385e1d166	Missing Loan Estimate / LE Not in File	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes	Yes	No Cure Missing Doc Not Provided	No Cure Missing Doc Not Provided	N/A Condition Cleared	N/A Condition Cleared	3	3	3	A	A	RA	A	A		Missing Loan Estimate / LE Not in File	Missing Loan Estimates that corresponds with COC's dated 07/18/2016, 07/20/2016, 07/25/2016 and 07/27/2016.	09/27/2016: See attached 4 CDs, respectively that were all mailed to the borrower per the Disclosure History.	09/27/2016: Audit reviewed all CD's corresponding with COC dates, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
300189797	4b534f0d-697e-e611-9c05-d8d385e1d166	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/19/2016: A CDA report reflecting a value $850,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
300200986	468163d2-1080-e611-9c05-d8d385e1d166	Missing Verification of Taxes and Insurance amounts for Rental Property	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing Verification of Taxes and Insurance amounts for Rental Property	Missing evidence of property taxes and homeowners insurance for REO 1 shown on the final loan application.
09/29/2016: Attached please find reports that shows the property was sold post closing.  Would you consider accepting the fact that the mortgage payment includes escrows of $537.33. The attached report shows the 2016 taxes at $4,389 / 12 = $365.75 which would leave $171.58 for Insurance. Please let us know if this would be acceptable. Thanks and have a great day.

09/29/2016: Audit reviewed the Lender Rebuttal, as well as the documentation submitted, and has determined that sufficient evidence has been provided for taxes and insurance on REO property. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 780; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 233.90 months reserves.; Years on Job Borrower has 23 years on job

300200986	3c658184-1080-e611-9c05-d8d385e1d166	Missing Affiliated Business Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure for the broker. If the broker is not affiliated with any other businesses, please provide an attestation stating such.	09/23/2016: please see attached	09/23/2016: Audit review of lender attestation statement regarding "Broker has no Affiliated Businesses" is deemed acceptable, condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 780; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 233.90 months reserves.; Years on Job Borrower has 23 years on job

300200986	16adb8a9-1080-e611-9c05-d8d385e1d166	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	General Compliance	Missing Documentation	Evidence of the Lender of Record Application Date was not provided in file.	09/29/2016: see attached	09/29/2016: Audit reviewed Disclosure documentation, and has determined that the documentation submitted reflects lender application date of XX/XX/XXXX and is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 780; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 233.90 months reserves.; Years on Job Borrower has 23 years on job

300200986	e3455676-cf96-451e-ac2f-9d5cf72e728a	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title-Closing Protection Letter, Title-Document Prep, Title Endorsement, Title-Mobile Notary, Title-Premium for Lender's Coverage, Title-Recording and Title-Settlement or Closing fees are reflected in section C of the final Closing Disclosure. The borrower selected a service provider from the WLSP for title services. The Title-Closing Protection Letter, Title-Document Prep, Title Endorsement, Title-Mobile Notary, Title-Premium for Lender's Coverage, Title-Recording and Title-Settlement or Closing fees should be listed in section B of the CD.
																													09/21/2016: A Post Closing CD provided in the loan file reflects title service fees in Section B. Loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 780; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 233.90 months reserves.; Years on Job Borrower has 23 years on job

300200986	072f7fc2-0e1b-4f51-ab42-536f8d7cc5b1	Naming Convention in Services Borrower DID SHOP Fee (Section C) on C.D. is not consistent with L.E.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Naming Convention in Services Borrower DID SHOP Fee (Section C) on C.D. is not consistent with L.E.
The Title - Recording Fee on the final CD is incorrectly named as compared to the LE dated 07/27/2016 Title - Miscellaneous Title Charges.  Although no tolerance, these fees should all match in naming convention.
																												09/29/2016: see attached
09/29/2016: Audit reviewed CD, the LE/CD fees where the naming convention is not consistent has been corrected on the revised CD, and is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 780; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 233.90 months reserves.; Years on Job Borrower has 23 years on job

300200986	51900b58-e1b5-4922-a2bd-02b375c84e91	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License ID of the Borrowers Real Estate Broker, Sellers Real Estate broker and the Settlement Agent is missing.		09/21/2016: A Post Closing CD provided in the loan file reflects the License ID's. Loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 780; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 233.90 months reserves.; Years on Job Borrower has 23 years on job

300200986	247d3ea0-3c80-e611-9c05-d8d385e1d166	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE is missing the lender's email or phone number under the section, Additional Information About This Loan.		09/21/2016: this is a non-material issue. The loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 780; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 233.90 months reserves.; Years on Job Borrower has 23 years on job

300200986	ed2208e3-25d5-41ca-b29b-0763ca39e4d1	Missing seller’s Closing Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	No	No	No	No	No Cure Missing Doc Not Provided	No Cure Missing Doc Not Provided	N/A Condition Cleared	N/A Condition Cleared	2	2	2	A	A	RA	A	A		Missing seller’s Closing Disclosure	Loan file is missing Seller's Closing Disclosure.	09/27/2016: please see attached	09/27/2016: Audit reviewed Certified True and Correct copy of the Seller CD, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 780; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 233.90 months reserves.; Years on Job Borrower has 23 years on job

300200986	4c8e8736-0d80-e611-9c05-d8d385e1d166	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/21/2016: CDA reflecting a value of $1,160,000 which is a 0.0% variance. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 780; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 233.90 months reserves.; Years on Job Borrower has 23 years on job

300204276	5d3c6e34-a989-e611-98c2-d8d385e0a8b2	Failure to obtain Flood Certificate	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A		Failure to obtain Flood Certificate	The Flood Certificate is missing from the file.	10/11/2016: please see attached	10/11/2016: Audit review of Flood Certificate documentation submitted is deemed acceptable. Condition cleared.			DTI is lower than guideline maximum DTI of 25.49%; FICO is higher than guideline minimum FICO score of 756.; Reserves are higher than guideline minimum 15.8 months of reserves.
300204276	a9f01eb0-2d8b-e611-98c2-d8d385e0a8b2	Missing Affiliated Business Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged													B	B(w)	RB	B	B	RESPA	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure for the broker. If the broker is not affiliated with any other businesses, please provide an attestation stating such.	10/07/2016: please see attached	10/07/2016: Audit review of Affiliated Business Disclosure submitted is within three days of application date. However, documentation submitted is missing page 2, loan will be rated a B.			DTI is lower than guideline maximum DTI of 25.49%; FICO is higher than guideline minimum FICO score of 756.; Reserves are higher than guideline minimum 15.8 months of reserves.
300204276	499769c9-2d8b-e611-98c2-d8d385e0a8b2	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind													A	A	RA	A	A	General Compliance	Missing Documentation	Evidence of Lender of Record Application Date was not provided in file.		10/07/2016: Audit reviewed evidence of Lender Application, and has determined that the broker and lender Application dates are on the same day. Condition cleared.			DTI is lower than guideline maximum DTI of 25.49%; FICO is higher than guideline minimum FICO score of 756.; Reserves are higher than guideline minimum 15.8 months of reserves.
300204276	acec3813-1f7d-47ea-8cd7-30bca6088147	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title - Alta Environmental Protections, Title - Endorsement fee, Title - Mobile Notary fee(Travel  - not required), Title - Premium for Lender's Coverage and Title - Settlement or Closing fee are reflected in section C of the final Closing Disclosure.  The borrower selected a service provider listed on the WLSP for the title services.  The title service fees should be listed in section B of the CD.
																													10/05/2016: A Post Close CD in the loan file moved fees from section C to B. Condition cleared. The loan will be rated a B.			DTI is lower than guideline maximum DTI of 25.49%; FICO is higher than guideline minimum FICO score of 756.; Reserves are higher than guideline minimum 15.8 months of reserves.
300204276	bc0d2fff-d6ad-488b-8771-330f23fadd0f	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing.		10/05/2016: A Post Close CD in the loan file reflects the Settlement Agents License. Condition cleared. The loan will be rated a B.			DTI is lower than guideline maximum DTI of 25.49%; FICO is higher than guideline minimum FICO score of 756.; Reserves are higher than guideline minimum 15.8 months of reserves.
300204276	b17b888f-2e8b-e611-98c2-d8d385e0a8b2	DID SHOP Fee (Section C) & Recording Fee (Section E) exceeds 10% summary tolerance	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	1026.19(f)(2)(v) - Tolerance Error: Tolerance cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	19(f)	N/A	3	2	2	A	B	RA	A	A		DID SHOP Fee (Section C) & Recording Fee (Section E) exceeds 10% summary tolerance	The Recording fee was disclosed on LE as $87 and on the final CD as $110, exceeding the allowable 10% tolerance. A tolerance cure of $14.30 is required. No evidence of tolerance cure provided in file.		10/05/2016: A Post Close CD in the loan file was changed from $10 to $63 and no refund required. Condition cleared. The loan will be rated a B.			DTI is lower than guideline maximum DTI of 25.49%; FICO is higher than guideline minimum FICO score of 756.; Reserves are higher than guideline minimum 15.8 months of reserves.
300204276	f448c7e2-2d8b-e611-98c2-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE is missing the lender e-mail address and phone number under the section, Additional Information About This Loan.		10/05/2016: This is a non-material issue. The loan will be rated a B.			DTI is lower than guideline maximum DTI of 25.49%; FICO is higher than guideline minimum FICO score of 756.; Reserves are higher than guideline minimum 15.8 months of reserves.
300204276	ee217454-ff8a-e611-98c2-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		10/06/2016: A CDA report dated 08/15/2016 reflected a value of $1,135,000 with a 0% variance to appraisal value. Condition cleared.			DTI is lower than guideline maximum DTI of 25.49%; FICO is higher than guideline minimum FICO score of 756.; Reserves are higher than guideline minimum 15.8 months of reserves.
300189978	220b8676-3e7b-e611-9c05-d8d385e1d166	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing Documentation	Missing signed & executed letter reflecting that the Home Equity Line of Credit (HELOC) has been closed.	10/12/2016: please see attached
10/12/2016: Audit reviewed recorded Satisfaction of Mortgage, and has determined that the correct book and page were referenced on said document which matches the title commitment. Documentation submitted is deemed acceptable as evidence of HELOC being closed, and released of record. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.63%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 746; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.00 months reserves

300189978	d9f1f35b-8b7a-e611-9c05-d8d385e1d166	Missing Affiliated Business Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	File is missing the Broker Affiliated Business Disclosure. If the Broker is not affiliated with any other businesses, please provide an attestation stating such.	10/10/2016: please see attached	10/10/2016: Audit review of Broker Affiliated Business Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.63%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 746; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.00 months reserves

300189978	3aa04433-72b2-4019-a456-cffa5416b3f7	Affiliated Business Disclosure not provided within 3 business days of application date.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged													B	B(w)	RB	B	B	RESPA	Affiliated Business Disclosure not provided within 3 business days of application date.	The Lenders Affiliated Business Disclosure was not provided within 3 business days of application.	10/10/2016: please see attached	10/10/2016: Audit acknowledges that the Lender is unable to produce said document within 3 days of application date, and loan will be rated a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.63%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 746; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.00 months reserves

300189978	99a5b057-a97a-e611-9c05-d8d385e1d166	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	General Compliance	Missing Documentation	Evidence of the Lender of Record Application Date was not provided in file.		10/12/2016: Audit reviewed evidence of Lender Application, and has determined that the broker and lender Application dates are on the same day. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.63%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 746; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.00 months reserves

300189978	53ac7283-a97a-e611-9c05-d8d385e1d166	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Not Likely	Yes	No Cure once CD Issued	N/A	N/A	N/A	2	2	2	B	B	RB	B	B		Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.
The service provider list in file is an old RESPA service provider list and does not list the individual "services" associated with each provider. It is not the service provider list that is under form H-27 in the rule. The WLSP is itself a violation and it is confusing to consumers because it has text that relates to the GFE.
																													09/14/2016: Services provided on WLSP were not itemized. Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.63%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 746; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.00 months reserves

300189978	d176d6ff-dd8d-4d80-8e9f-08ecd9a5fab8	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	No Cure	No Cure	N/A Condition Cleared	N/A Condition Cleared	3	3	3	A	A	RA	A	A		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
The loan file is missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.
																												10/10/2016: please see attached
10/10/2016: Audit review of print screen reflects borrower opened and received CD same day verified by e-signature, documentation submitted is deemed acceptable. Borrowers received the initial Closing Disclosure within 3 days prior to the loan consummation. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.63%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 746; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.00 months reserves

300189978	f1f20ee2-a97a-e611-9c05-d8d385e1d166	Incorrect disclosure of Transfer Taxes - Section E	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax.		09/14/2016: A Post Closing CD provided in the loan file reflects the government entity. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.63%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 746; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.00 months reserves

300189978	7314993b-3d7b-e611-9c05-d8d385e1d166	Missing Closing Disclosure / CD Not in File	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes	Yes	No Cure - Missing Doc Not Provided	No Cure	N/A - Condition Cleared	N/A Condition Cleared	3	3	3	A	A	RA	A	A		Missing Closing Disclosure / CD Not in File	Missing Initial CD.	10/10/2016: please see attached	10/10/2016: Audit reviewed initial CD, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.63%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 746; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.00 months reserves

300189978	55b9cbac-a87a-e611-9c05-d8d385e1d166	Closing Disclosure document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Closing Disclosure document error	The remaining rate credit should not be disclosed in Section H. A general credit should be listed in the Paid by Others column. Proper disclosure of credits is referenced in 1026.38(H)(3).		09/14/2016: A Post Closing CD provided in the loan file reflects the rate credit in the Paid by Others column. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.63%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 746; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.00 months reserves

300189978	31508681-aa7a-e611-9c05-d8d385e1d166	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE is missing the lender's email or phone number under the section, Additional Information About This Loan.		09/14/2016: Contact info is considered non-material and will be graded a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.63%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 746; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.00 months reserves

300189978	ba037456-887a-e611-9c05-d8d385e1d166	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		09/14/2016: CDA reflecting a value of $1,425,000 which is a 0.0% variance. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.63%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 746; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.00 months reserves

300193012	4ee040e3-c881-e611-9c05-d8d385e1d166	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report is required.		09/23/2016: A CDA report dated 07/26/2016 reflected a value of $1,450,000 with a 0% variance to appraisal value.
300193012	eed136a7-c881-e611-9c05-d8d385e1d166	Missing Affiliated Business Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure for the broker. If the broker is not affiliated with any other businesses, please provide an attestation stating such.	09/29/2016: please see attached	09/29/2016: Audit review of lender attestation statement regarding "Broker has no Affiliated Businesses" is deemed acceptable, condition cleared.
300193012	ae39386f-c881-e611-9c05-d8d385e1d166	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	General Compliance	Missing Documentation	Evidence of Lender of Record Application Date was not provided in file.	09/29/2016: please see attached
09/29/2016: Audit reviewed evidence of Lender Application, and has determined that the broker and lender Application dates are on the same day. Documentation submitted is deemed acceptable. Condition cleared.

300193012	95441325-311e-4bd1-b324-339713b5edae	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title - fees are reflected in section C of the final Closing Disclosure.  The borrower selected a service provider from the WLSP for title services.  The title service provider should be listed in section B of the CD.
																													09/23/206: A Post Closing CD in the loan file reflects the title fees in section C were moved to section B and LOE from the lender. Condition cleared. The loan will be rated a B.
300193012	d03e0a40-6e42-456e-9563-3e913e262e74	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The Contact Licence ID of the Settlement Agent is missing.		09/23/2016: A Post Closing CD in the loan file reflected the Settlement Agents License ID and LOE from the lender. Condition cleared. The loan will be rate a B.
300193012	f080ef03-c881-e611-9c05-d8d385e1d166	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE dated 07/21/2016 is missing the lender's email or phone number under the section, Additional Information About This Loan.		09/23/2016: This is a non-material information. The loan will be rate a B.
300191440	1d6c6ed9-5874-e611-9c05-d8d385e1d166	Missing Affiliated Business Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	File is missing the Broker Affiliated Business Disclosure. If the Broker is not affiliated with any other businesses, please provide an attestation stating such.	09/15/2016: please see attached	09/15/2016: Audit review of lender attestation statement regarding Lender and Broker have no Affiliated Businesses with said loan, and has determined that it is deemed acceptable, condition cleared.
 DTI is lower than guideline maximum UW Guides require maximum DTI of 43.00%, loan qualified with DTI of 35.84%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 779; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 18.50 months reserves

300191440	f18655c1-471b-4dae-8e8c-f1df9ffc2301	Affiliated Business Disclosure not provided within 3 business days of application date.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Affiliated Business Disclosure not provided within 3 business days of application date.	The Lender's Affiliated Business Disclosure was not provided within 3 business days of the application date.	09/15/2016: please see attached	09/15/2016: Audit review of lender attestation statement regarding Lender and Broker have no Affiliated Businesses with said loan, and has determined that it is deemed acceptable, condition cleared.
 DTI is lower than guideline maximum UW Guides require maximum DTI of 43.00%, loan qualified with DTI of 35.84%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 779; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 18.50 months reserves

300191440	8191e02b-eef5-4bff-b30e-8d9e0d5fa09e	HUD Homeownership Counseling Disclosure not provided within 3 days of application	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	Federal High-Cost	HUD Homeownership Counseling Disclosure not provided within 3 days of application	The HUD Homeownership Counseling Disclosure was not provided within 3 business days of the application date.	09/15/21016: please see attached	09/15/2016: Audit reviewed the HUD Homeownership Counseling Disclosure, and has determined that the document submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides require maximum DTI of 43.00%, loan qualified with DTI of 35.84%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 779; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 18.50 months reserves

300191440	beddd036-5a74-e611-9c05-d8d385e1d166	Incorrect disclosure of Origination Charges - Section A	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Origination Charges - Section A	The Originator Compensation and Underwriting Fee reflected in section A of the final Closing Disclosure do not reflect the name of the payee.		09/07/2016: A Post Closing CD provided in the loan file reflects the payee name for the Originator Compensation and Underwriting Fee in section A. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides require maximum DTI of 43.00%, loan qualified with DTI of 35.84%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 779; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 18.50 months reserves

300191440	e91a7f94-5a74-e611-9c05-d8d385e1d166	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title Fees are reflected in section C of the final Closing Disclosure and the Title – Settlement or Closing Fee is missing the name of the service provider. The borrower selected a service provider from the WLSP for title services.  The title service provider fees should be listed in section B of the CD.

09/07/2016:  A Post Closing CD provided in the loan file reflects the title service provider fees in section B with the service provider from the WLSP as the service provider for all of the title services fees including the Title – Settlement or Closing Fee.  Loan will be rated a B for all agencies.

 DTI is lower than guideline maximum UW Guides require maximum DTI of 43.00%, loan qualified with DTI of 35.84%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 779; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 18.50 months reserves

300191440	4f75ee2f-f0f0-4e71-b9bb-68e277758339	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The NMLS License Number/CA License ID and/or Contact NMLS ID/Contact CA License ID of the Settlement Agent are missing.		09/07/2016: A Post Closing CD provided in the loan file reflects the Settlement Agents License ID. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides require maximum DTI of 43.00%, loan qualified with DTI of 35.84%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 779; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 18.50 months reserves

300191440	e1de7432-26bb-4e9b-ab97-dad1866d276b	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	N/A Condition Cleared	N/A Condition Cleared	3	3	2	A	A	RA	A	A		Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE dated 08/02/2016 reflects a lender credit in the amount of $1,007.00. The lender credit decreased to $0.00 on the final CD with no indication of a valid COC to account for the $1,007.00 decrease in the credit.

09/19/2016: On the final CD, there are discount points of $2,063.88 instead of a credit for the rate. The reason for the discrepancy from the final LE to the final CD is due to a lock extension requested by the borrower on 8/8/16 to ensure the lock covered the disbursement period. This reduced the lender credit by $3,071.25 The change was documented by a lock confirmation and a redisclosed CD which have already been provided.09/15/2016: please see attached

09/19/2016: Audit review of Rate Lock Confirmation dated 08/08/2016 confirms rate lock extension added to pricing, therefore no refund is required. Documentation, for Lender Credit, submitted is deemed acceptable, condition cleared.09/15/2016: Audit reviewed the lender rebuttal and found no attachment to download.  Condition remains.

 DTI is lower than guideline maximum UW Guides require maximum DTI of 43.00%, loan qualified with DTI of 35.84%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 779; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 18.50 months reserves

300191440	862098a5-0575-e611-9c05-d8d385e1d166	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		09/07/2016: Non-material finding. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides require maximum DTI of 43.00%, loan qualified with DTI of 35.84%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 779; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 18.50 months reserves

300191440	9e476d16-5874-e611-9c05-d8d385e1d166	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		09/07/2016: A CDA report reflecting a value $1,170,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared
 DTI is lower than guideline maximum UW Guides require maximum DTI of 43.00%, loan qualified with DTI of 35.84%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 779; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 18.50 months reserves

300191439	e9d1b43a-c36f-e611-9c05-d8d385e1d166	Hazard Insurance Shortfall	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Hazard Insurance Shortfall
The applicable underwriting guidelines required the subject property to be protected against loss from damage.  The hazard insurance coverage is insufficient. The hazard insurance declaration in file reflects $XXX,XXX in dwelling coverage with no replacement cost.  The replacement cost new from the appraisal is $XXX,XXX, which reflects a $XX,XXX coverage shortfall.
																												09/07/2016: Per the HOI the dwelling amount is $XXX,XXX and other structures is $XX,XXX making the total coverage $XXX,XXX which exceeds the loan amount.
09/07/2016: Audit reviewed Lender Rebuttal, and has determined that the dwelling coverage plus coverage for "other structure" equals $XXX,XXX which covers loan amount, as well as the total estimated costs new of $XXX,XXX. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.70%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 789; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 51.70 months reserves

300191439	8ece94fc-c06f-e611-9c05-d8d385e1d166	General Compliance Exception	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													B	B	RB	B	B	General Compliance	General Compliance Exception
Section A Fees:  Compensation to a third party loan originator from both the consumer and the creditor in the transaction is prohibited under section 1026.36 (d)(2). Ref: section 1026.68(f)(1)-2.  Borrower paid an Origination Fee of $5,189.38.  Refund to cure required $5,189.38.

09/07/2016: The broker was paid only by us and not by the borrower. Regulation Z prohibits compensation to be paid to a broker by both the lender and the borrower on the same transaction. Accordingly, we allow either the borrower to pay the broker or we pay the broker. In no instance will we allow the broker to be paid by both parties on the same transaction. Where the broker is being paid by us (the lender), and the borrower is required to pay us money due to the fact that there is not enough rate credit to cover compensation, the fee is Origination Fee. See redisclosed CD.

09/07/2016: Audit reviewed revised CD, and has determined that the Origination Fee was paid to Broker by the Lender; and an Origination Fee was paid to Lender by borrower. Revised CD is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'.  Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.70%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 789; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 51.70 months reserves

300191439	d468b60a-6c6f-4963-a632-33180a4e429f	Incorrect disclosure of Origination Charges - Section A	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Origination Charges - Section A	The Loan Origination Fee reflected in section A of the final Closing Disclosure does not reflect the name of the payee.		08/31/2016: A Post Closing CD provided in the loan file reflects the payee for the Loan Origination Fee. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.70%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 789; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 51.70 months reserves

300191439	89e5b9cf-c06f-e611-9c05-d8d385e1d166	Closing Disclosure document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Closing Disclosure document error	The Home Warranty Fee and Real Estate Commission in Section H of the final Closing Disclosure did not reflect the name of the payee.		08/31/2016: A Post Closing CD provided in the loan file reflects the payee for the Home Warranty Fee and Real Estate Commission. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.70%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 789; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 51.70 months reserves

300191439	c9261fda-c06f-e611-9c05-d8d385e1d166	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE is missing the lender's e-mail & phone number under the section, Additional Information About This Loan.		08/31/2016: Non-material finding. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.70%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 789; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 51.70 months reserves

300191439	ae1e1c31-916f-e611-9c05-d8d385e1d166	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		08/31/2016: A CDA report dated 08/04/2016 reflected a value of $699,000 with a 0% variance to appraisal value. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.70%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 789; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 51.70 months reserves

300205271	05bb8f00-ea84-e611-98c2-d8d385e0a8b2	Missing Affiliated Business Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	File is missing the Broker Affiliated Business Disclosure. If the broker is not affiliated with any other businesses, please provide an attestation stating such.	09/29/2016: see attached	09/29/2016: Audit review of Broker Affiliated Business Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
300205271	ebcc759b-ec84-e611-98c2-d8d385e0a8b2	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	General Compliance	Missing Documentation	Evidence of Lender of Record Application Date was not provided in file.
09/29/2016: Please see the attached disclosure inventory lists as proof of when applications were taken and corresponding disclosures were provided to borrowers. As you will see from these lists, the 1003 application form is included in all of them, as well as the LE and other required disclosures. We believe these all meet the date requirements for compliance due to the fact that they are being provided at the time the application is being taken. Please let us know if there is anything further that needs to be provided in order to clear these findings.

09/29/2016: Audit reviewed evidence of Lender Application, and has determined that the broker and lender Application dates are on the same day. Documentation submitted is deemed acceptable. Condition cleared.

300205271	beacaf4c-430c-48a1-a274-3e3d658332f4	Incorrect disclosure of Origination Charges - Section A	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Origination Charges - Section A	The Broker Administration Fee in section A of the final Closing Disclosure is missing the name of the payee.		09/27/2016: A Post Closing CD was provided in the loan file reflecting the name of the payee of the Broker Administration Fee. Loan will be rated a B for all agencies.
300205271	664c7454-97a9-4482-9ffe-28288cc88b04	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title – Courier/Wire/E-Mail Fee, Title – Endorsement Fee, Title – Mobile Notary Fee, Title – Premium For Lender’s Coverage, Title – Recording Fee and Title – Settlement or Closing Fee are reflected in section C of the final Closing Disclosure. The borrower selected a service provider from the WLSP for title services.  The title service provider fees should be listed in section B of the CD.
																													09/27/2016: A Post Closing CD provided in the loan file reflects the title fees in section B of the Closing Disclosure. Loan will be rated a B for all agencies.
300205271	03cdd267-b73b-4b43-afb7-78dfc5fee533	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The NMLS License Number of the Settlement Agent is missing.		09/27/2016: A Post Closing CD was provided in the loan file reflecting the License ID of the Settlement Agent. Loan will be rated a B for all agencies.
300205271	1ac9fc25-ea84-e611-98c2-d8d385e0a8b2	Closing Disclosure document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Closing Disclosure document error	The Remaining Rate Credit in section H of the final Closing Disclosure should be reflected as a lender paid closing cost.		09/27/2016: A Post Closing CD provided in the loan file removed the Remaining Rate Credit and reflects the credit as a lender paid closing cost. Loan will be rated a B for all agencies.
300205271	65bbb40a-ea84-e611-98c2-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		09/27/2016: Non-material finding. Loan will be rated a B for all agencies.
300205271	7a137904-e984-e611-98c2-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in file.		09/27/2016: A CDA report reflecting a value $854,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300193466	41d4e61c-617f-e611-9c05-d8d385e1d166	General Compliance Exception	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													B	B	RB	B	B	General Compliance	General Compliance Exception
Compensation to a third party loan originator from both the consumer and the creditor in the transaction is prohibited under 1026.36(d)(2). Ref: 1026.38(f)(1)-2. Borrower paid an Origination fee of $2,709.85. Refund to cure required of $2,709.85.  File contains a signed Borrower Loan Option form in which Lender-Paid Broker Compensation was selected.
																												09/27/2016: See revised CD.
09/27/2016: Audit reviewed revised CD, and has determined that the origination fee was itemized out as paid to the Broker by the Lender; and paid to the Lender by the Borrower. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a B for all agencies. Condition cleared.

300193466	7f641140-617f-e611-9c05-d8d385e1d166	Missing Affiliated Business Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	File is missing the Broker Affiliated Business Disclosure. If the broker is not affiliated with any other businesses, please provide an attestation stating such.	09/23/2016: ABA	09/23/2016: Audit review of Broker Affiliated Business Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
300193466	dcaa9c54-109c-4807-9eee-55a112e30ac0	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Not Likely	Yes	No Cure once CD Issued	N/A	N/A	N/A	2	2	2	B	B	RB	B	B		Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP provided in file was not dated within 3 days of the application date.		09/20/2016: Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
300193466	f0d547f7-c91d-4221-bd6d-0a574a23a69e	Incorrect disclosure of Origination Charges - Section A	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Origination Charges - Section A
The Origination Fee and the Underwriting Fee in section A of the final Closing Disclosure are missing the name of the payee.  Please note that a letter of explanation to the borrower must also be issued.
																												09/27/2016: See revised CD.
09/27/2016: Audit review of revised CD includes payee to all fees in Sections A,  and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'.  Condition cleared.

300193466	1cc2fa4c-b929-4985-9ebe-c1bdc7c7aba3	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Credit Report Fee in section B of the final Closing Disclosure is missing the name of the payee. Please note that a letter of explanation to the borrower must also be issued.	09/27/2016: See revised CD.
09/27/2016: Audit review of revised CD includes payee to all fees in Sections B,  and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'.  Condition cleared.

300193466	1abd6316-4a1f-43c3-81c9-5fd307f358d1	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title – Settlement or Closing Fee is missing the name of the service provider.  Additionally, the Title – Courier/Wire/E-Mail Fee, Title – Miscellaneous Title Charges, Title – Mobile Notary Fee, Title – Recording Fee and Title – Title Insurance Binder are reflected in section C of the final Closing Disclosure. The borrower selected a service provider from the WLSP for title services.  The title service provider fees should be listed in section B of the CD.  Please note that a letter of explanation to the borrower must also be issued.
																												09/29/2016: The tolerance cure of $715.00 which was the lock extension fee was paid by the broker at closing - see attached Disbursement Ledger.09/27/2016: See revised CD.
09/29/2016: Audit reviewed the Ledger, and has determined that the $715 lock extension fee is reflected on said document. Loan will be rated a Fitch B. 09/27/2016: Audit review of revised CD reflects Sections C fees moved to Section B, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. HOWEVER, MISSING evidence of tolerance cure check for $715. Condition remains.

300193466	35aaee3e-84f3-4961-b9ef-3f5454c65608	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The NMLS License Number/CA License ID or Contact NMLS ID/Contact CA License ID of the Settlement Agent are missing.  Please note that a letter of explanation to the borrower must also be issued.
																												09/27/2016: See revised CD.
09/27/2016: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent.  Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. Condition cleared.

300193466	5759dd96-21c3-4795-bd54-944769aa988f	Funding occurred before RTC Expiration Date	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	B	RA	A	A		Funding occurred before RTC Expiration Date	The rescission period for the non-borrowing spouse expired prior to the disbursement date.		09/20/2016: A funding wire breakdown in the loan file reflected the correct disbursement date. Condition cleared. The loan will be rated a B for all agencies.
300193466	eef66591-7f7f-e611-9c05-d8d385e1d166	Closing Disclosure document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Closing Disclosure document error
The final Closing Disclosure in the loan file reflected the disbursement date of XX/XX/XXXX.  The funding date of XX/XX/XXXX was reflected on the Funding Wire Detail worksheet. Please provide a Post Closing CD with the disbursement date corrected.
																												09/27/2016: See revised CD.
09/27/2016: Audit review of revised CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'. Condition cleared.

300193466	e61fc00c-617f-e611-9c05-d8d385e1d166	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		09/20/2016: Non-material finding. Loan will be graded a B for all agencies.
300193466	f3938864-9f7e-e611-9c05-d8d385e1d166	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		09/20/2016: A CDA report reflecting a value $1,100,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300184239	29f69e7d-b96f-e611-9c05-d8d385e1d166	Missing Evidence of HELOC Draw for the Past 12 Months	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind													A	A	CA	A	A	Terms/Guidelines	Missing Evidence of HELOC Draw for the Past 12 Months	Please provide the payment history for the last 12 months of the HELOC being paid off to reflect there have been no draws within the last 12 months. Additional conditions may apply.	09/09/2016: I thought that since this is a cash out refinance, it wouldn’t matter if they took a draw in the last twelve months. Is it possible for this to be waived?	09/09/2016: Audit concurs with the Lender Rebuttal, Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.27%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 792; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 66.50 months reserves

300184239	4bbd5942-ee6f-e611-9c05-d8d385e1d166	Missing Lease agreement	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing Lease agreement
The loan file is missing a current lease agreement.  The lease agreement in the loan file for the #2 property listed on the Schedule of Real Estate Owned is expired as of XX/XX/XXXX.  Additional conditions may apply.

09/09/2016: There was only $20.00 used in rental income for  property #2 listed on REO. If you add $20.00 to the debt the ratio would increase from 41.634 to 41.748 which is only .114. Is it possible for this to be waived?
																													09/09/2016: Audit reviewed the Lender Rebuttal, and has determined that without rental income for REO #2 listed on final 1003 the DTI is 41.76%. DTI is within guidelines. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.27%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 792; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 66.50 months reserves

300184239	23d66c93-ef6f-e611-9c05-d8d385e1d166	Missing Affiliated Business Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure for the broker. If the broker is not affiliated with any other businesses, please provide an attestation stating such.	09/09/2016: ABA	09/09/2016: Audit review of lender attestation statement regarding "Broker has no Affiliated Businesses" is deemed acceptable, condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.27%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 792; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 66.50 months reserves

300184239	23376773-f06f-e611-9c05-d8d385e1d166	Sufficient RESPA Cure provided on HUD-1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	B	RA	A	A	RESPA	Sufficient RESPA Cure provided on HUD-1	Final Closing Disclosure reflects a tolerance cure in the amount of $15 paid to the borrower for a Recording charge cure.		08/31/216: Final Closing Disclosure reflects a tolerance cure in the amount of $15 paid to the borrower for a Recording charge cure. Loan will be rated a Fitch B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.27%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 792; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 66.50 months reserves

300184239	23e609aa-ef6f-e611-9c05-d8d385e1d166	Incorrect disclosure of Origination Charges - Section A	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Origination Charges - Section A	The Loan Origination Compensation fee and Underwriting fee in section A of the final Closing Disclosure is missing the name of the service provider.		08/31/2016: A Post Closing CD in the loan file reflected the service provider for section A. Condition cleared. The loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.27%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 792; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 66.50 months reserves

300184239	0bd01b8c-f8f5-41a1-a36a-8b809c78d267	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License ID for the Settlement Agent is missing.
09/09/2016: This condition should be cleared per 4/21/16 email which states "We only need one specific contact from the either lender or broker. If any lender info is missing like the phone number, then this is non-material B grade with the exception of missing NMLS or licensing which is consider a material exception."

09/09/2016: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent.  Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. Condition cleared.08/31/2016:  A Post Closing CD in the loan file does not reflect the License ID for the Settlement Agent.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.27%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 792; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 66.50 months reserves

300184239	c35c5100-f06f-e611-9c05-d8d385e1d166	Incorrect disclosure of DID SHOP Fee (Section C)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of DID SHOP Fee (Section C)	The Title - Settlement or Closing fee in section C of the final Closing Disclosure is missing the name of the service provider.		08/31/2016: A Post Closing CD in the loan file reflected the service provider. Condition remains. The loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.27%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 792; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 66.50 months reserves

300184239	c318d646-f06f-e611-9c05-d8d385e1d166	Closing Disclosure document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Closing Disclosure document error	The Principal Reduction in Section H of the final Closing Disclosure should be reflected in the Payoffs and Payments section on page three of the Closing Disclosure.	09/09/2016: please see attached
09/09/2016: Audit reviewed revised CD, and has determined that the Principal Reduction in Section H of the final Closing Disclosure was moved to the Payoffs and Payments section on page three of the Closing Disclosure. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.27%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 792; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 66.50 months reserves

300184239	21890af5-aec0-47bd-91a9-cd5d28071b2d	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE is missing the lender e-mail address and phone number under the section, Additional Information About This Loan.		08/31/2016: Contact info is considered non-material and will be graded a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.27%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 792; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 66.50 months reserves

300184239	43763fc3-f06f-e611-9c05-d8d385e1d166	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		08/31/2016: CDA provided reflecting a value of $1,299,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.27%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 792; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 66.50 months reserves

300192425	9a5015f3-5065-e611-8516-d8d385e1d166	Missing Affiliated Business Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	The broker's affiliated business disclosure is missing from the file. If the broker is not affiliated with any other businesses, please provide an attestation stating such.	09/15/2016: sorry about that....please see attached09/14/2016: please see attached
09/15/2016: Audit review of lender attestation statement regarding "Broker has no Affiliated Businesses" is deemed acceptable, condition cleared.09/14/2016: Audit reviewed the lender rebuttal and found no attachment to download.  Condition remains.

300192425	b2bd39a5-f9e3-496a-94cd-d5671e77336c	Incorrect disclosure of Origination Charges - Section A	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Origination Charges - Section A
CD is missing the Payee for fees in Section A. Under 1026.38(f)(1) the amount of compensation along with the name of the loan originator receiving payment must be disclosed. Please provide Notification of the error (i.e., the letter to borrower), re-disclosed CD, along with proof of delivery of the re-disclosed CD to the borrower.
																												09/14/2016: please see attached
09/14/2016: Audit review of revised CD includes payee to all fees in Sections A,  and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'.  Condition cleared.

300192425	21dabcfd-7cea-4167-865f-b88e0aa9a292	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The NMLS/ License Number of the Settlement Agent and the email address of the lender is missing.Please provide Notification of the error (i.e., the letter to borrower), re-disclosed CD, along with proof of delivery of the re-disclosed CD to the borrower.

09/06/2016: Audit review of missing CD Contact Information, other than Lender or Broker NMLS or Settlement Agents license number (if required by State), is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.

300192425	46c9fef7-ca64-e611-8516-d8d385e1d166	Incorrect disclosure of DID SHOP Fee (Section C)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of DID SHOP Fee (Section C)
The Title-Settlement or Closing Fee in section C of the final Closing Disclosure is missing the name of the service provider. Please provide Notification of the error (i.e., the letter to borrower), re-disclosed CD, along with proof of delivery of the re-disclosed CD to the borrower.
																												09/14/2016: please see attached
09/14/2016: Audit review of revised CD includes payee to all fees in Sections B, and Sections C fees moved to Section B, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'.  Condition cleared.

300192425	03acdd1e-ca64-e611-8516-d8d385e1d166	Closing Disclosure document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Closing Disclosure document error
On the final CD, the remaining rate credit of ($4,583.79) should be disclosed in the Section Payoffs and Payments. Please provide Notification of the error (i.e., the letter to borrower), re-disclosed CD, along with proof of delivery of the re-disclosed CD to the borrower.
																												09/14/2016: please see attached
09/14/2016: Audit reviewed Lender Rebuttal, as well as documentation submitted, and has determined that the remaining rate credit moved from Section H is now reflected in section G for $4,583.79 in the "Paid by Others" column is acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. Condition cleared.

300192425	8816ef19-7c64-e611-8516-d8d385e1d166	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided		08/17/16: CDA reflecting a value of $987,000.00 which is a 0.0% variance. Condition Cleared.
300192378	9f844d40-ae7a-e611-9c05-d8d385e1d166	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing Documentation	Missing evidence the borrower's HELOC loan was frozen at closing. The loan file contains a request to close the Home Equity line of credit however; the document is not signed by the borrower.	10/11/2016: see attached	10/11/2016: Audit reviewed executed Bank Payoff Statement to close HELOC, and has determined that documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.82%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 761; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 16.70 months reserves

300192378	c74d30cf-ad7a-e611-9c05-d8d385e1d166	Missing credit report	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A		Missing credit report	Missing updated credit report from the Lender to match the final 1003 consumer debt balances and payments.	10/05/2016: see attached lox and documents	10/05/2016: Audit reviewed and updated figures based on the Credit Report submitted, and has determined that DTI now exceeds 43%. This condition is cleared, however an additional exception was added.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.82%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 761; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 16.70 months reserves

300192378	d757dbfd-8c7a-e611-9c05-d8d385e1d166	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/14/2016: CDA reflecting a value of $1,330,000 which is a 0.0% variance. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.82%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 761; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 16.70 months reserves

300192378	b8fbbf65-8f7a-e611-9c05-d8d385e1d166	Missing Affiliated Business Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure for the broker. If the broker is not affiliated with any other businesses, please provide an attestation stating such.	10/04/2016: see attached	10/04/2016: Audit review of the Broker Affiliated Business Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.82%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 761; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 16.70 months reserves

300192378	35e59f85-8f7a-e611-9c05-d8d385e1d166	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	General Compliance	Missing Documentation	Evidence of the Lender of Record Application Date was not provided in file.
10/03/2016: Please see the attached disclosure inventory lists as proof of when applications were taken and corresponding disclosures were provided to borrowers. As you will see from these lists, the 1003 application form is included in all of them, as well as the LE and other required disclosures. We believe these all meet the date requirements for compliance due to the fact that they are being provided at the time the application is being taken. Please let us know if there is anything further that needs to be provided in order to clear these findings.
																													10/04/2016: Audit reviewed evidence of Lender Application, and has determined that the lender Application date is 06/29/2016. Documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.82%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 761; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 16.70 months reserves

300192378	c512aab2-2a2e-41f5-afce-f7d0e76f2afe	Debt to Income Ratio utilizing QM methodology exceeds 43%	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	QM/ATR	Debt to Income Ratio utilizing QM methodology exceeds 43%	Revised DTI based on the most current Credit Report, dated 07/05/2016, is 43.07%. Two accounts were listed on said Credit Report. Loan fails QM, exceeds 43%
10/11/2016: There were two accounts on both credit reports but only one should be used in the liabilities. the statement shows there are 2 cards associated to this account and credit supports that the one account is an authorized user. Let us know if this does not clear this issue.

10/11/2016: Audit reviewed Lender Rebuttal, and has determined that the account is a co-borrower account with the borrower ( as an authorized user. Therefore, utilizing one account, the DTI is now 42.48%. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.82%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 761; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 16.70 months reserves

300192378	337f31b5-8e7a-e611-9c05-d8d385e1d166	Incorrect disclosure of Origination Charges - Section A	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Origination Charges - Section A	The Originator Compensation and the Underwriting Fee in section A of the final Closing Disclosure are missing the name of the payee.		09/14/2016: A Post Closing CD provided in the loan file reflects payee names in Section A. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.82%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 761; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 16.70 months reserves

300192378	b2140418-8f7a-e611-9c05-d8d385e1d166	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The Title - Settlement or Closing fee in section C of the final Closing Disclosure is missing the name of the service provider.		09/14/2016: A Post Closing CD provided in the loan file reflects the service provider. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.82%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 761; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 16.70 months reserves

300192378	ad20a632-4c7b-e611-9c05-d8d385e1d166	Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	yes	Yes Potentially	Yes	1026.19(f)(2)(v) - Tolerance Error: Tolerance cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	2	2	A	B	RA	A	A		Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)
Section E Recording Fees are subject to 10% tolerance. LE dated 07/20/2016 reflects recording fees of $95.00 ($104.50 at 10%) with no resulting COC for any subsequent disclosures. The Post Closing CD reflects a charge of $131.00 for a variance/refund required of $26.50 to meet 10% threshold.
																												10/11/2016: see attached Cd with copy of refund check
10/11/2016: Audit review of revised CD, copy of check for cure $26.50, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.82%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 761; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 16.70 months reserves

300192378	63f02f71-89b9-41cf-9992-f978edc48b33	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License ID of the Settlement Agent is missing.		09/14/2016: A Post Closing CD provided in the loan file reflects the License ID of the settlement agent. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.82%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 761; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 16.70 months reserves

300192378	36ed295f-8d7a-e611-9c05-d8d385e1d166	Closing Disclosure document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Closing Disclosure document error	The remaining rate credit should not be disclosed in Section H. A general credit should be listed in the Paid by Others column. Proper disclosure of credits is referenced in 1026.38(H)(3).		09/14/2016: A Post Closing CD provided in the loan file reflects the remaining rate credit in the Paid by Others column. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.82%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 761; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 16.70 months reserves

300192378	0321dc7b-8e7a-e611-9c05-d8d385e1d166	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE is missing the lender's email or phone number under the section, Additional Information About This Loan.		09/14/2016: Contact info is considered non-material and will be graded a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.82%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 761; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 16.70 months reserves

300203719	99423501-5891-e611-98c2-d8d385e0a8b2	Missing Balance Sheet	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A		Missing Balance Sheet	Missing 2016 Balance Sheet for the Borrower's partnership. Per appendix Q, a Balance Sheet is required; in order for the loan to be classified as a Qualified Mortgage.	10/19/2016: The 2015 1065 shows that it is the Final Return. 2016 P&L and Balance sheet is not required.	10/19/2016: Audit reviewed the Lender Rebuttal, and has determined that the 2015 1065 Partnership reflects "Final Return". Therefore, no Balance Sheet is required. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualifed with DTI of 20.51% ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualifed with FICO of 761; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 55.70 months reserves

300203719	139b13a5-5991-e611-98c2-d8d385e0a8b2	Missing YTD Profit & Loss	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A		Missing YTD Profit & Loss	Missing 2016 YTD Profit & Loss statement for the Borrower's partnership. Per appendix Q, a P&L statement is required; in order for the loan to be classified as a Qualified Mortgage.	10/19/2016: The 2015 1065 shows that it is the Final Return. 2016 P&L and Balance sheet is not required.	10/19/2016: Audit reviewed the Lender Rebuttal, and has determined that the 2015 1065 Partnership reflects "Final Return". Therefore, no P&L is required. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualifed with DTI of 20.51% ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualifed with FICO of 761; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 55.70 months reserves

300203719	ec3f6619-5d91-e611-98c2-d8d385e0a8b2	General Compliance Exception	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													B	B	RB	B	B	General Compliance	General Compliance Exception
Compensation to a third party loan originator from both the consumer and the creditor in the transaction is prohibited under 1026.36(d)(2). Ref: 1026.38(f)(1)-2. Borrower paid an Origination fee of $2,032.13. Refund to cure required of $2,032.13.  File contains a signed Borrower Loan Option form in which Lender-Paid Broker Compensation was selected.

11/01/2016: see attached job aid and CD10/31/2016: The reason for the discrepancy is due to a relock requested by the borrower on 9/14/16 to ensure the lock covered the disbursement period. This reduced the lender credit by $627.20 (0.10% X loan amount of $627,200). The change was documented by the attached 9/14/16 lock confirmation and redisclosed CD.

11/04/2016: Audit reviewed revised CD with corrected Section J, and has determined that the revised CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. Condition cleared.11/03/2016: Audit consulted with Compliance, and has determined that sufficient evidence was submitted that verified no violation for dual compensation was reflected on the CD. HOWEVER, revised CD has incorrect amount of $10,511.87 in Section J "Closing Costs", the actual total should be $12,544. Also, missing Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes. Condition remains.  11/01/2016: Waiting for Compliance to give the OK10/31/2016:  Audit reviewed the Lender Rebuttal, and has determined that a breakdown of the compensation is required.  Compensation is required to be detailed on the breakdown to tie in all fees and identify the payee. Condition remains.10/13/2016:  Per Compliance, all of the CDs including the CD at closing reflect lender paid compensation to the broker, as well as the borrower paying a portion of the broker origination charge.  This is indicative of dual compensation and a violation.  There is no way to cure a dual compensation issue. Borrower is due a refund of $2,032.13, however, no downgrade or cure would be applied.  Reissuing a new CD with a new payee name post-closing does not remedy the issue.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualifed with DTI of 20.51% ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualifed with FICO of 761; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 55.70 months reserves

300203719	dd890962-1b0d-415f-b47d-3826f9c7bde2	Origination Charges - Section A on C.D. exceeds L.E. Fee (0% Variance) - not supported by C.O.C	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	1026.19(f)(2)(v) - Tolerance Error: Tolerance cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	N/A Condition Cleared	N/A Condition Cleared	3	2	2	A	A	RA	A	A		Origination Charges - Section A on C.D. exceeds L.E. Fee (0% Variance) - not supported by C.O.C
The Origination Charges in Section A are subject to 0% variance.  LE dated 09/06/2016 reflects an Origination Fee of $1,405 with no resulting COC for any subsequent disclosures.  Final CD reflects an Origination Fee of $2,032.13 for a variance/refund required of $627.13.
																												10/19/2016: there was a lock extension see attached confirmation with coc along with CD and disclosure history to evidence the borrower was provided the CD.
10/19/2016: Audit review of Rate Lock Confirmation dated 09/14/2016 confirms a relock included in pricing, therefore no refund is required. Documentation, for Lender Credit, submitted is deemed acceptable, condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualifed with DTI of 20.51% ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualifed with FICO of 761; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 55.70 months reserves

300203719	97f6e332-872e-4e86-8c4c-2ab5af42d13a	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License ID of the Settlement Agent is missing.		10/13/2016: A Post Closing CD provided in the file reflects the License ID of the Settlement Agent. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualifed with DTI of 20.51% ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualifed with FICO of 761; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 55.70 months reserves

300203719	3538cc6d-5c91-e611-98c2-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE dated 09/06/2016 is missing the lender's phone number under the section, Additional Information About This Loan.		10/13/2016: This finding is not material. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualifed with DTI of 20.51% ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualifed with FICO of 761; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 55.70 months reserves

300203719	ca6f22f4-5791-e611-98c2-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.	10/27/2016: CDA	10/27/2016: A CDA report reflecting a value $790,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualifed with DTI of 20.51% ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualifed with FICO of 761; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 55.70 months reserves

300192412	a0302f5b-158f-e611-98c2-d8d385e0a8b2	General Compliance Exception	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													B	B	RB	B	B	General Compliance	General Compliance Exception	The "third party processing fee" in Section B of the final Closing Disclosure is missing the payee.		10/10/16: Cured on the post close CD. Loan is graded a B.
300192412	91fc39b2-158f-e611-98c2-d8d385e0a8b2	General Compliance Exception 2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													B	B	RB	B	B		General Compliance Exception 2	The "Title-Mobile Notary Fee" in Section C of the final Closing Disclosure is has the wrong payee.		10/10/16: Cured on the post close CD. Loan is graded a B.
300192412	6fc4b7e0-eb8e-e611-98c2-d8d385e0a8b2	Missing Affiliated Business Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure for the broker. If the broker is not affiliated with any other businesses, please provide an attestation stating such.	10/13/2016: see attached.	10/13/2016: Audit review of Broker Affiliated Business Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
300192412	dda661b8-458d-4d5d-bdc6-ecde56a65bf0	CD Document does not match actual calculated values for Estimated Escrow	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes	Yes	No Cure	TILA 130(b) - within 60 days of discovery	N/A Condition Cleared	N/A Condition Cleared	3	3	3	A	B	RA	A	A		CD Document does not match actual calculated values for Estimated Escrow
The final Closing Disclosure dated XX/XX/XXXX, shows total escrow of $803.62, which does not match actual calculated values for estimated escrow in the projected payments section. The borrower is escrowing for taxes and insurance and the calculated escrow payment should be $807.95. Please note: This condition may be cleared pending receipt of missing LE's.
																												10/13/2016: please see attached	10/13/2016: Audit review of CD Estimated Taxes, Insurance & Assessments section is a non-material grade B for difference of $4.33. Loan will be rated a 'B' for all agencies. Condition cleared.
300192412	99b0c30c-f58e-e611-98c2-d8d385e0a8b2	Missing Loan Estimate / LE Not in File	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes	Yes	No Cure Missing Doc Not Provided	No Cure Missing Doc Not Provided	N/A Condition Cleared	N/A Condition Cleared	3	3	3	A	A	RA	A	A		Missing Loan Estimate / LE Not in File	Missing the Loan Estimates for COC's dated 07/26/2016 and 07/27/2016. Additional conditions may apply.	10/17/2016: please see attached10/13/2016: there are no LE's generated for these C of C's. 7/26 was a product change and 7/27 was switched from lender to borrower paid
10/17/2016: Audit reviewed the two initial CD's, and has determined that the documentation submitted corresponds with the COC's. Condition cleared. 10/13/2016: Audit reviewed the Lender Rebuttal, and has determined that per TRID the product change and fee change are Change of Circumstance events which would require a new LE within 3 days 1026.19(e )(3)(iv). Condition remains.

300192412	9dc24509-1635-46ca-89a3-9e6f0fa74ef4	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure dated XX/XX/XXXX Contact Information section is incomplete. The license number of the Settlement Agent is missing.		10/10/16: Corrected on the post close CD. Loan will be graded a B.
300192412	021e8996-72ad-4d68-9ce7-77d4ddb9ddd5	APR on Final Closing Disclosure is inaccurate in relation to previous Initial disclosure(s) – no evidence of further re-disclosure in file (APR < 0.125 variance – Over disclosed)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	Non-Material	Yes	Yes	Yes, Potentially	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		APR on Final Closing Disclosure is inaccurate in relation to previous Initial disclosure(s) – no evidence of further re-disclosure in file (APR < 0.125 variance – Over disclosed)
Missing evidence of APR re-disclosure. The final Closing Disclosure dated 09/31/2016 reflects an APR of 3.828%. The prior Loan Estimate) dated 07/20/2016 reflects an APR of 3.958%, which is a difference of 0.130% and exceeds allowable tolerance of 0.125%. Please note: This condition may be cleared pending receipt of missing LE's.
																												10/13/2016: please see attached	10/13/2016: Audit reviewed LE and CD APR's, and has determined that APR over disclosure is non-material. Loan will be graded a B. Condition cleared.
300192412	80d758db-138f-e611-98c2-d8d385e0a8b2	Closing Disclosure document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Closing Disclosure document error
On the final CD, the remaining rate credit of ($4,260.07) should be disclosed in Section J. In the instance as it is a specific credit, should be listed in the Paid by Others column in Section A. Proper disclosure of credits is referenced in 1026.38(h)(3).
																												10/13/2016: please see attached
10/13/2016: Audit reviewed Lender Rebuttal, as well as documentation submitted, and has determined that the remaining rate credit reflected in section G for $4,290.07 in the "Paid by Others" column is acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. Condition cleared.

300192412	33b29e78-148f-e611-98c2-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	On the LE dated 07/20/16, under the additional information about this loan, the email or phone number of the lender is missing.		10/10/16: Non-material, observational finding, loan will graded a B.
300192412	6af7a767-f58e-e611-98c2-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		10/10/2016: CDA reflecting a value of $779,000.00 which is a -0.0% variance. Condition Cleared.
300217113	0d7eca8e-5c8a-e611-98c2-d8d385e0a8b2	Cash out amount greater than guideline maximum	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind													A	A	CA	A	A	Terms/Guidelines	Cash out amount greater than guideline maximum
Transmittal Summary reflects loan was approved as rate and term refinance, borrowers received $4,555.48 cash back when maximum $2,000 was permitted. LTV of 77.47% is greater than the LTV/CLTV maximum for a Cash out refinance of 70%.

10/10/2016:  Lender's guidelines for a rate/term refinance allow cash to the borrower in an amount not to exceed the lesser of 1% of the principal amount of the new mortgage or $5000.  Condition rescinded.
																																DTI is lower than guideline maximum DTI of 32.87%; FICO is higher than guideline minimum Fico score of 780.; Reserves are higher than guideline minimum 40 months of reserves.
300217113	d781d8b8-258b-e611-98c2-d8d385e0a8b2	General Compliance Exception	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													B	B	RB	B	B	General Compliance	General Compliance Exception
Section A Fees: Compensation to a third party loan originator from both the consumer and the creditor in the transaction is prohibited under § 1026.36(d)(2). Ref: §1026.38(f)(1)-2. Borrower paid an Origination Fee of $2,256.00. Please provide notification of the error (i.e., the letter to borrower), refund to cure of $2,256.00, re-disclosed CD, along with proof of delivery. Additional conditions may apply.

11/07/2016: see attached CD with correct lox and label10/17/2016: This is a technical issue on our CDs and not a violation based on how the loan actually closed. The issue being that for loans where we paid the compensation to the broker and there wasn’t a enough credit from the rate chosen by the borrower to cover the compensation amount, the borrower had to pay us an LLPA / discount point to cover the difference. We were calling this charge an Origination Fee pursuant to guidance from a CFPB webinar from Oct 2014. However, we were putting this on the same line as the compensation amount we paid to the broker in an effort to minimize confusion. We have since changed the name of the fee paid to us by the borrower to Points, but that has not made its way through our entire pipeline yet. It is important to note that the borrowers were not harmed in any way and at no point did the borrower pay anything to the broker, nor did the broker make any more than their pre-determined compensation plan allowed for. We have redisclosed our CD to reflect what actually happened at closing. Please refer to the attached Funding Wire Breakdown as evidence of the payment to the broker (i.e. Broker's Check amount denoted at bottom).

11/07/2016: Audit consulted with Compliance, and has determined that sufficient evidence was submitted that verified no violation for dual compensation was reflected on the CD. A revised CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. Condition cleared.11/04/2016: Audit reviewed documents, and has determined that the breakdown is for the correct borrower, HOWEVER the Notification Letter, shipping and revised CD are for ANOTHER LOAN FILE. Condition remains. 10/17/2016: Audit consulted with Compliance, and has determined that there is a portion of the compensation that can be tied to a Point for the Rate (paid by borrower), but the remaining compensation is not detailed anywhere. Evidence is required to tie all of the fees and identify the payee. Provide the breakdown of the remaining compensation paid. Condition remains.Correction 10/11/2016:  Per Compliance, all of the CDs including the CD at closing reflect lender paid compensation to the broker, as well as the borrower paying a portion of the broker origination charge.  This is indicative of dual compensation and a violation.  There is no way to cure a dual compensation issue. Borrower is due a refund of $2.256.00, however, no downgrade or cure would be applied.  Reissuing a new CD with a new payee name post-closing does not remedy the issue.10/11/2016:  Per Compliance, all of the CDs including the CD at closing reflect lender paid compensation to the broker, as well as the borrower paying a portion of the broker origination charge.  This is indicative of dual compensation and a violation.  There is no way to cure a dual compensation issue. Borrower is due a refund of $3,534.24, however, no downgrade or cure would be applied.  Reissuing a new CD with a new payee name post-closing does not remedy the issue.10/11/2016:  Referred to Compliance Department.10/10/2016:  The post close CD reflects the lender paid origination fee of $10,575, which is the total of the Borrower and lender paid origination fees shown on the closing CD.  The post-close CD then shows an origination fee paid by the borrower to the lender for $2256.00 (same as borrower paid amount to the broker on the closing CD).  The amount paid by the lender should not have increased to the total amount, it should have stayed the same $8319.00 with the borrower’s $2256.00 going to the lender.  Post close CD reflects the origination fees increasing to $12,831.00.  Condition remains.
																																DTI is lower than guideline maximum DTI of 32.87%; FICO is higher than guideline minimum Fico score of 780.; Reserves are higher than guideline minimum 40 months of reserves.
300217113	0c78d47e-218b-e611-98c2-d8d385e0a8b2	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	General Compliance	Missing Documentation	Unable to determine Lender's application date. Compliance testing not complete. Please provide evidence of the application date. Additional conditions may apply.
Please see the attached disclosure inventory lists as proof of when applications were taken and corresponding disclosures were provided to borrowers. As you will see from these lists, the 1003 application form is included in all of them, as well as the LE and other required disclosures. We believe these all meet the date requirements for compliance due to the fact that they are being provided at the time the application is being taken. Please let us know if there is anything further that needs to be provided in order to clear these findings.

10/11/2016:  Received evidence of application date.  Condition cleared.10/10/2016:  Received evidence Lender's initial disclosures are dated 06/29/2016.  Intent to proceed is also dated 06/29/2016.  Broker's initial application is dated 06/30/2016.  Please provide clarification of applications dates.  Condition remains.
																																DTI is lower than guideline maximum DTI of 32.87%; FICO is higher than guideline minimum Fico score of 780.; Reserves are higher than guideline minimum 40 months of reserves.
300217113	441c7ab5-8f30-4c81-9004-da9d2628fd36	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Title - Endorsement/Notary/Lender Coverage/Recording/Closing fees are reflected in section C of the final Closing Disclosure. The borrower selected a service provider listed on the WLSP for the Title - Endorsement/Notary/Lender Coverage/Recording/Closing fees. The title fees should be listed in section B of the CD.
																													10/5/16: Corrected on the post close CD. Loan will be graded a B.			DTI is lower than guideline maximum DTI of 32.87%; FICO is higher than guideline minimum Fico score of 780.; Reserves are higher than guideline minimum 40 months of reserves.
300217113	4116c749-9e79-48c2-9482-757d82a688bc	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The NMLS License Number of the Settlement Agent is missing.		10/5/16: Corrected on the post close CD. Loan will be graded a B.			DTI is lower than guideline maximum DTI of 32.87%; FICO is higher than guideline minimum Fico score of 780.; Reserves are higher than guideline minimum 40 months of reserves.
300217113	9f37706a-0f8b-e611-98c2-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file		10/06/2016: A CDA report reflecting a value $910,000 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.			DTI is lower than guideline maximum DTI of 32.87%; FICO is higher than guideline minimum Fico score of 780.; Reserves are higher than guideline minimum 40 months of reserves.
300202563	751d8358-ea79-e611-9c05-d8d385e1d166	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing Documentation	Evidence of Lender of Record Application Date was not provided in file.
09/19/2016: Please see the attached disclosure inventory lists as proof of when applications were taken and corresponding disclosures were provided to borrowers. As you will see from these lists, the 1003 application form is included in all of them, as well as the LE and other required disclosures. We believe these all meet the date requirements for compliance due to the fact that they are being provided at the time the application is being taken. Please let us know if there is anything further that needs to be provided in order to clear these findings.

09/19/2016: Audit reviewed evidence of Lender Application, and has determined that the broker and lender Application dates are on the same day. Documentation submitted is deemed acceptable. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.037%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 801; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 58.07 months reserves

300202563	2ccee884-0c79-e611-9c05-d8d385e1d166	Missing LOE	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind													A	A	CA	A	A	Terms/Guidelines	Missing LOE	Missing LOE that borrower has 100% access to all joint asset accounts.
09/19/2016: Please provide the guideline that states that an access letter is required for a jointly held access account. The statements provided show the borrower jointly has ownership of the account.
																													09/19/2016: Audit reviewed Lender Rebuttal, and has determined that the account is held jointly with spouse. No access letter required. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.037%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 801; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 58.07 months reserves

300202563	65b8f6d3-0c79-e611-9c05-d8d385e1d166	Document Error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	2	2	A	B	RA	A	A	General Compliance	Document Error	The remaining rate credit should not be disclosed in Section H. A general credit would be listed in Section J of the C.D.	09/19/2016: see attached CD
09/19/2016: Audit reviewed Lender Rebuttal, as well as documentation submitted, and has determined that the remaining rate credit moved from Section H is now reflected in section G for $3,098.56 in the "Paid by Others" column is acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.037%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 801; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 58.07 months reserves

300202563	353b975d-4330-436a-9c41-8f3f7739e4f0	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title Fees are reflected in section C of the final Closing Disclosure. The borrower selected a service provider listed on the WLSP for the Title Fees. The Title Fees should be listed in section B of the CD.
																													09/12/16: Title Fees are reflected in Section B of post close CD. Loan will be rated a B for all agencies. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.037%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 801; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 58.07 months reserves

300202563	94f9194f-0d79-e611-9c05-d8d385e1d166	Closing Disclosure document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Closing Disclosure document error	The Real Estate Commission in section H of the final Closing Disclosure is missing the name of the service provider. The Transfer Taxes in Section E is missing the name of the payee.		9/12/16: Service Provider in section H and payee in Section E is listed on the post close CD. Loan will be rated a B for all agencies. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.037%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 801; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 58.07 months reserves

300202563	25a32b64-0679-e611-9c05-d8d385e1d166	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in file.		09/12/16: CDA reflecting a value of $635,000.00 which is a -0.0% variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.037%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 801; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 58.07 months reserves

300193505	0880ff79-a264-e611-8516-d8d385e1d166	Missing Lease agreement	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing Lease agreement	The Lease agreement in file for the borrower's rental property expired in 2012. Per Appendix Q a current lease is required.
09/28/2016: Please see the attached statement that shows the tenant has made payments as agreed. Please note the management company is using a cloud based software starting in May so the receipt for Jan-April is listed under the April column. 08/24/2016:see attached copy of email between the tenant and the property manager reflecting the new rent amount of $2,950 starting on 12/1/15 which coincides with the lease term on the initial lease agreement which started 12/1/11 08/23/2016: see attached copy of email between the tenant and the property manager reflecting the new rent amount of $2,950 starting on 12/1/15 which coincides with the lease term on the initial lease agreement which started 12/1/11

09/28/2016: Audit consulted with Compliance, and has determined that the supporting documentation with regards to the Lease and payments are deemed acceptable. QM requirements have been met. Condition cleared. 09/28/2016: Pending Compliance Review for QM compliant.    08/24/2016: Audit reviewed the lender rebuttal, and has determine that Real Estate Leases are required to be verified as current for all properties where rental income is used, in order to be classified as a Qualified Mortgage. If leases are expired or month to month then a rental payment history (receipts/cancelled checks/bank statements, etc.) that the lessor may have to prove it was from the same tenant month over month from 01/01/2016 through Note Date for ALL rental properties used reflecting no late payments is required in order to be classified as a Qualified Mortgage.  Per QM, verification of no gaps > 3 months.  Condition remains.08/23/2016: Audit reviewed the lender rebuttal and found no attachment to download.  Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784; Reserves are higher than guideline minimum UW Guides require 9  months reserves, loan qualified with 26.70 months reserves; Years in Field Borrower has 14 years in Field

300193505	4f4e5257-d763-e611-8516-d8d385e1d166	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided	08/22/2016: revised CDA
08/22/2016: A CDA report reflecting a value $1,486,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.(REVISED)08/18/2016: The CDA report provided reflects an incorrect address spelling, the address on CDA does not reflect Note address. Condition remains.08/16/2016: A CDA report reflecting a value $1,486,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784; Reserves are higher than guideline minimum UW Guides require 9  months reserves, loan qualified with 26.70 months reserves; Years in Field Borrower has 14 years in Field

300193505	2c02db04-a264-e611-8516-d8d385e1d166	Missing Affiliated Business Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure for the Broker. If the Broker is not affiliated with any other businesses, please provide an attestation stating such.		08/19/2016: Received Broker's Affiliated Business Disclosure dated within 3 days of application date. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784; Reserves are higher than guideline minimum UW Guides require 9  months reserves, loan qualified with 26.70 months reserves; Years in Field Borrower has 14 years in Field

300193505	434e6f40-f663-e611-8516-d8d385e1d166	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Not Likely	Yes	No Cure once CD Issued	N/A	N/A	N/A	2	2	2	B	B	RB	B	B		Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.
WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for.  Loan Tie In Fee, Sub Escrow, Title - Compliance Fee, Title - Courier/Wire/E-Mail Fee, Title - Endorsement Fee, Title - Mobile Notary Fee and Title - Premium for Lender's Coverage were not itemized on the WLSP and at least one available provider was not reflected for the borrower to shop for these services.
																													08/16/2016: Services provided on WLSP were not itemized. Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784; Reserves are higher than guideline minimum UW Guides require 9  months reserves, loan qualified with 26.70 months reserves; Years in Field Borrower has 14 years in Field

300193505	839297b8-a064-e611-8516-d8d385e1d166	Closing Disclosure document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Closing Disclosure document error
The Origination Fee and Underwriting Fee reflected in section A of the final Closing Disclosure does not list the Payee for each fee. The Flood Certification fee reflected in section B of the final Closing Disclosure does not list the Payee for the fee.
																													08/17/2016: Corrected post close CD in file reflects the missing payees in Section A and Section B. Loan will be graded a B for all agencies. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784; Reserves are higher than guideline minimum UW Guides require 9  months reserves, loan qualified with 26.70 months reserves; Years in Field Borrower has 14 years in Field

300193505	46b3aac6-b2c2-4796-979b-35ead01cad5f	Missing seller’s Closing Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	No	No	No	No	No Cure Missing Doc Not Provided	No Cure Missing Doc Not Provided	N/A Condition Cleared	N/A Condition Cleared	2	2	2	A	A	RA	A	A		Missing seller’s Closing Disclosure	The loan file is missing the Seller's CD.	08/23/2016: seller CD	08/23/2016: Audit reviewed executed Seller CD, and has determined that documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784; Reserves are higher than guideline minimum UW Guides require 9  months reserves, loan qualified with 26.70 months reserves; Years in Field Borrower has 14 years in Field

300192739	8de29df4-e5a8-e611-b5f3-d8d385e0a8b2	Missing Evidence of Taxes and Insurance	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing Evidence of Taxes and Insurance	Evidence of Taxes and Insurance for property #2 on the Schedule of Real Estate Owned of the loan application was not provided in the file.	11/18/2016: Attached please find the Mortgage statement Also please find the Property report that shows Mortgage as the only lien. Let me know if any further information is necessary.
11/18/2016: Audit reviewed the Lender Rebuttal, as well as the Mortgage Statement, and has determined that the taxes and insurance are included within the monthly mortgage payment. Documentation submitted is deemed acceptable. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.61%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 763; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 27.50 months reserves

300192739	a2af6b99-44a8-e611-b5f3-d8d385e0a8b2	General Compliance Exception	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													B	B	RB	B	B	General Compliance	General Compliance Exception
Compensation to a third party loan originator from both the consumer and the creditor in the transaction is prohibited under 1026.36(d)(2). Ref: 1026.38(f)(1)-2. Borrower paid an Origination fee of $3,968.44. Refund to cure required of $3,968.44.  File contains a signed Borrower Loan Option form in which Lender-Paid Broker Compensation was selected.
																												11/18/2016: please
11/18/2016: Audit consulted with Compliance, and has determined that sufficient evidence was submitted that verified no violation for dual compensation was reflected on the CD. A revised CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. **However, finding added for TIP violation for revised CD**

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.61%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 763; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 27.50 months reserves

300192739	cdfcb1da-41a8-e611-b5f3-d8d385e0a8b2	Broker Affiliated Business Disclosure not provided within 3 business days of application date.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	B	RA	A	A	Federal Consumer Protection	Broker Affiliated Business Disclosure not provided within 3 business days of application date.	The file is missing the broker's affiliated business disclosure. If the broker is not affiliated with any other businesses, please provide an attestation stating such.		11/12/2016: A letter of attestation stating broker has no affiliated businesses dated XX/XX/XXXX was provided in the file. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.61%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 763; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 27.50 months reserves

300192739	c3751dde-fca4-4640-a421-57d2e24c45fb	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	No Cure	No Cure	N/A Condition Cleared	N/A Condition Cleared	3	3	3	A	A	RA	A	A		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation.  When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.
																												11/18/2016: see attached
11/18/2016: Audit review of print screen reflects CD was mailed to borrower more than 7 days before consummation, documentation submitted is deemed acceptable. Borrowers received the initial Closing Disclosure within 7 days prior to the loan consummation. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.61%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 763; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 27.50 months reserves

300192739	99115881-43a8-e611-b5f3-d8d385e0a8b2	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report and Appraisal Fee in section B of the final Closing Disclosure reflects “reimburse” and does not reflect the name of the payee.  Additionally, the HOA Cert Fee in section B should be disclosed in section H.  Please note that a letter of explanation to the borrower must also be issued.

11/12/2016: A Post Closing CD provided in the loan file reflects the payee name for the Credit Report in section B and the HOA Cert Fee in section H.  A letter to the borrower was also provided.  Loan will be rated a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.61%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 763; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 27.50 months reserves

300192739	c241e3e4-e2fa-44e7-a82d-0284d3d70c14	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	1026.19(f)(2)(v) - Tolerance Error: Tolerance cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	2	2	B	B	RB	B	B		Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated 07/29/2016 reflects a Credit Report Fee of $54.00 with no resulting CoC for any subsequent disclosures.  The final CD reflects a Credit Report Fee of $63.30.  This fee is in a 0% tolerance section. Lender tolerance cure of $9.30 is required.
																													11/12/2016: The final closing disclosure reflects a post close tolerance cure of $9.30, which is sufficient. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.61%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 763; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 27.50 months reserves

300192739	84e1ae0c-a143-4b30-ab67-35ffe24289ec	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title – Courier/Wire/E-Mail Fee, Title – Premium For Lender’s Coverage, Title – Recording Fee and Title – Settlement or Closing Fee are reflected in section C of the final Closing Disclosure. The borrower selected a service provider from the WLSP for title services.  The title service provider fees should be listed in section B of the CD.  Please note that a letter of explanation to the borrower must also be issued.
																													11/12/2016: A Post Close CD was provided in the loan file with the title fees reflected in section B of the CD. A letter to the borrower was also provided. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.61%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 763; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 27.50 months reserves

300192739	e7ff7dcf-fe5f-4237-9444-bfea07d03717	Total Interest Percentage (TIP) is not accurate.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	A	B	RA	A	A		Total Interest Percentage (TIP) is not accurate.
(Added 11/18/2016) The TIP on revised CD is 64.210% vs 64.188% Actual TIP with a difference of .022%. Revised CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification are required.
																												11/29/2016: please see attached
11/29/2016: Audit review of revised CD reflects correct TIP. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.61%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 763; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 27.50 months reserves

300192739	8e012f29-e7a8-e611-b5f3-d8d385e0a8b2	Missing Closing Disclosure / CD Not in File	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes	Yes	No Cure - Missing Doc Not Provided	No Cure	N/A - Condition Cleared	N/A Condition Cleared	3	3	3	A	A	RA	A	A		Missing Closing Disclosure / CD Not in File	The Disclosure History provided in the file reflects an Initial CD dated XX/XX/XXXX and Revised CDs dated XX/XX/XXXX & XX/XX/XXXX that were not provided in the file.	11/18/2016: initial cd attached, for the other 2, see attached lock/relock confirmations. no CD's needed
11/18/2016: Audit reviewed Lender Rebuttal, as well as documentation, and has determined that the initial CD was provided. No other CD's are required. Documentation submitted is deemed acceptable. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.61%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 763; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 27.50 months reserves

300192739	21c162fc-0665-40d1-9cb5-7cfe255dfc97	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License ID of the Settlement Agent is missing. Please note that a letter of explanation to the borrower must also be issued.		11/12/2016: A Post Closing CD provided in the loan file reflects the license ID for the settlement agent. A letter to the borrower was also issued. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.61%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 763; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 27.50 months reserves

300192739	2a4f1b3a-e7a8-e611-b5f3-d8d385e0a8b2	Closing Disclosure document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Closing Disclosure document error	The property taxes in section F of the final Closing Disclosure are missing the government entity. Please note that a letter of explanation to the borrower must also be issued.		11/12/2016: A Post Close CD provided in the file reflects the government entity of the property taxes in section F. A letter was also provided to the borrower. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.61%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 763; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 27.50 months reserves

300192739	d2b9edac-41a8-e611-b5f3-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		11/12/2016: This is a non-material finding. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.61%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 763; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 27.50 months reserves

300192739	ae3f1ef5-40a8-e611-b5f3-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.	11/18/2016: CDA	11/18/2016: A CDA report reflecting a value $1,100,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.61%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 763; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 27.50 months reserves

300197913	86871b03-2087-e611-98c2-d8d385e0a8b2	General Compliance Exception	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													B	B	RB	B	B	General Compliance	General Compliance Exception
Compensation to a third party loan originator from both the consumer and the creditor in the transaction is prohibited under 1026.36(d)(2). Ref: 1026.38(f)(1)-2. Borrower paid an Origination fee of $2,138.08. Refund to cure required of $2,138.08.  File contains a signed Borrower Loan Option form in which Lender-Paid Broker Compensation was selected.
																												10/05/2016: see revised CD
10/05/2016: Audit reviewed revised CD, and has determined that the origination fee was itemized out as paid to the Broker by the Lender; and paid to the Lender by the Borrower. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a B for all agencies. Condition cleared.

300197913	a0ce36d8-1f87-e611-98c2-d8d385e0a8b2	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	General Compliance	Missing Documentation	Evidence of the Lender of Record Application Date was not provided in file for both the mortgage broker and the lender.
10/05/2016: Please see the attached disclosure inventory lists as proof of when applications were taken and corresponding disclosures were provided to borrowers. As you will see from these lists, the 1003 application form is included in all of them, as well as the LE and other required disclosures. We believe these all meet the date requirements for compliance due to the fact that they are being provided at the time the application is being taken. Please let us know if there is anything further that needs to be provided in order to clear these findings.

10/05/2016: Audit reviewed evidence of Lender Application, and has determined that the broker and lender Application dates are on the same day. Documentation submitted is deemed acceptable. Condition cleared.

300197913	5d726084-1e87-e611-98c2-d8d385e0a8b2	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The credit report in section B of the final Closing Disclosure is missing the name of the service provider.		09/30/2016: A Post Closing CD provided in the loan file reflects the service provider. Loan will be rated a B for all agencies.
300197913	fe2a7b9e-37ed-4a37-8690-813ccd2c5451	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title-Courier/Wire-Email, Title-Document Prep, Title-Endorsement, Title-Mobile Notary, Title-Premium for Lender's Coverage, Title-Recording, Title-Settlement or Closing and Title-Sub Escrow fees are reflected in section C of the final Closing Disclosure. The borrower selected a service provider from the WLSP for title services.  The Title-Courier/Wire-Email, Title-Document Prep, Title-Endorsement, Title-Mobile Notary, Title-Premium for Lender's Coverage, Title-Recording, Title-Settlement or Closing and Title-Sub Escrow fees should be listed in section B of the CD.
																													09/30/2016: A Post Closing CD provided in the file reflects title service fees in Section B. Loan will be rated a B for all agencies.
300197913	0c667bd4-646b-4a26-92ee-5798592d3731	Naming Convention in Services Borrower DID SHOP Fee (Section C) on C.D. is not consistent with L.E.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Naming Convention in Services Borrower DID SHOP Fee (Section C) on C.D. is not consistent with L.E.
The Title-Sub Escrow Fee on the CD is incorrectly named as compared to the LE dated 07/28/2016 Title-Miscellaneous Title Charges.  Although no tolerance, these fees should all match in naming convention.
																												10/05/2016: see revised CD
10/05/2016: Audit reviewed CD, the LE/CD fees where the naming convention is not consistent has been corrected on the revised CD, and is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. Condition cleared.

300197913	133fb163-4d06-4411-aea5-3b8dae106054	Total of Payments is not accurate	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Total of Payments is not accurate	TOP over disclosure of $287.04 is a non-material grade B.
300197913	5b6bad09-1461-4ebb-ae9c-2b686ab1bef5	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License ID of the Settlement Agent is missing.		09/30/2016: A Post Closing CD provided in the loan file reflects the License ID of the Settlement Agent. Loan will be rated a B for all agencies.
300197913	88031068-e28c-46ac-b583-0a37a0c08c03	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	N/A Condition Cleared	N/A Condition Cleared	3	3	2	A	A	RA	A	A		Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)	The LE dated 07/28/2016 reflects a lender credit in the amount of $352. The lender credit decreased to $0 on the CD with no indication of a valid COC to account for the $352 decrease in the credit.	10/05/2016: see attached page 2 of the borrower signed CD, lender credit is $6161.92.
10/05/2016: Audit review of Rate Lock Confirmation dated 07/28/2016 and 08/29/2016 confirms rate lock extension included in pricing, therefore no refund is required. Documentation, for Lender Credit, submitted is deemed acceptable, condition cleared.

300197913	3d97bd37-3cd1-4a84-baab-ffdc5ec2368e	Funding occurred before RTC Expiration Date	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	B	RA	A	A		Funding occurred before RTC Expiration Date	The final closing disclosure reflects a disbursement date prior to expiration of right to cancel period. The 3 day rescission period was not provided.		10/01/2016: A Post Closing CD provided in the loan file reflects a corrected disbursement date. A letter was provided to the borrower. Loan will be rated a B for all agencies.
300197913	ab45a68f-1f87-e611-98c2-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE is missing the lender's phone number under the section, Additional Information About This Loan.		09/30/2016: Contact info is considered non-material and will be graded a B.
300197913	8627862f-1c87-e611-98c2-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/30/2016: CDA reflecting a value of $1,800,000 which is a 0.0% variance. Condition cleared.
300194037	5a119d66-3680-e611-9c05-d8d385e1d166	Missing Affiliated Business Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure for the broker. If the broker is not affiliated with any other businesses, please provide an attestation stating such.	09/23/2016: see attached	09/23/2016: Audit review of Broker Affiliated Business Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
300194037	9ea543d0-0971-4a8c-bb27-3aa1037cd78d	Incorrect rescission model – Same lender refinance requires form H-9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	TILA	Incorrect rescission model – Same lender refinance requires form H-9	Lender to Lender refinance with new money requires Form H-9 Right to Cancel.	09/23/2016: New money didn't payoff lender loan, H-9 isn't required.
09/23/2016: Audit reviewed lender rebuttal, and has determined that the use of the H8 and the H9 safe harbor rescission forms are intended for specific loan conditions; H8 for new loan with new lender or refinance with new lender, and H9 for existing lender when the new loan is an increase from the amount of the old loan (termed cash-out). A refinancing of an existing loan without the advance of new money does not include a right to cancel requirement. Based on the “same lender rate-term refinance designation”, lender was not required to provide a right to cancel for the new transaction, and while having provided the H8 form where none was required is not a Best Practice, the regulatory error in our review has been cleared.

300194037	c3c688bd-3680-e611-9c05-d8d385e1d166	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	General Compliance	Missing Documentation	Evidence of the Lender of Record Application Date was not provided in file.
09/27/2016: Please see the attached disclosure inventory lists as proof of when applications were taken and corresponding disclosures were provided to borrowers. As you will see from these lists, the 1003 application form is included in all of them, as well as the LE and other required disclosures. We believe these all meet the date requirements for compliance due to the fact that they are being provided at the time the application is being taken. Please let us know if there is anything further that needs to be provided in order to clear these findings.

09/27/2016: Audit reviewed evidence of Lender Application, and has determined that the broker and lender Application dates are on the same day. Documentation submitted is deemed acceptable. Condition cleared.

300194037	63c8ce12-3680-e611-9c05-d8d385e1d166	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Appraisal, Credit Report and Title-Attorney Document Preparation fees in section B of the final Closing Disclosure are missing the name of the service provider.		09/21/2016: A Post Closing CD provided in the loan file reflects the service provider names in Section B. Loan will be rated a B for all agencies.
300194037	d408fd17-0efa-476b-a724-78534036ca86	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The title fees in section C of the final Closing Disclosure are missing the name of the service provider.		09/22/2016: A Post Closing CD provided in the loan file reflects the service provider for the title fees. Loan will be rated a B for all agencies.
300194037	3b2e955e-3880-e611-9c05-d8d385e1d166	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	A	A	RA	A	A		Loan Estimate document error	The LE is missing the lender's email or phone number under the section, Additional Information About This Loan.		09/21/2016: Contact info is considered non-material and will be graded a B.
300194037	5b1747a6-3580-e611-9c05-d8d385e1d166	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/22/2016: A CDA report reflecting a value $1,870,000.00 which is a +7.47% variance was provided. Variance within acceptable tolerance. Condition Cleared
300192738	3cb78bc8-8d6f-e611-9c05-d8d385e1d166	General Credit Exception	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	General Credit Exception	Missing evidence that the second lien has been closed. Please provide a signed executed document in the loan file stating that the HELOC has been closed. Additional conditions may apply.	09/09/2016: please see attached	09/09/2016: Audit reviewed evidence HELOC was closed, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualifed with FICO of 759; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months payment history with no late payments reported.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualifed with 37 months reserves

300192738	23424838-8d6f-e611-9c05-d8d385e1d166	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing Documentation	Evidence of the Lender of Record Application Date was not provided in file.
09/06/206: Please see the attached disclosure inventory lists as proof of when applications were taken and corresponding disclosures were provided to borrowers. As you will see from these lists, the 1003 application form is included in all of them, as well as the LE and other required disclosures. We believe these all meet the date requirements for compliance due to the fact that they are being provided at the time the application is being taken. Please let us know if there is anything further that needs to be provided in order to clear these findings.
																													09/06/2016: Audit reviewed Disclosure documentation, and has determined that the lender application date is 07/02/2016. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualifed with FICO of 759; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months payment history with no late payments reported.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualifed with 37 months reserves

300192738	280c19d6-906f-e611-9c05-d8d385e1d166	General Compliance Exception	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													B	B	RB	B	B	General Compliance	General Compliance Exception	CD is missing the Payee for fees in Section A. Under 1026.38(f)(1) the amount of compensation along with the name of the loan originator receiving payment must be disclosed.		08/31/2016: A Post Closing CD provided in the loan file reflects Section A payees. Loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualifed with FICO of 759; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months payment history with no late payments reported.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualifed with 37 months reserves

300192738	8f4de8e4-a16f-e611-9c05-d8d385e1d166	General Compliance Exception 2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													B	B	RB	B	B		General Compliance Exception 2
The final Closing Disclosure, Section F, Property Taxes is missing the Payee. Please provide Notification of the error (i.e., the letter to borrower), re-disclosed CD, along with proof of delivery of the re-disclosed CD to the borrower.
																												09/06/2016: see attached CD
09/06/2016: Audit review of revised CD includes payee to fees in Sections F,  and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'.  Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualifed with FICO of 759; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months payment history with no late payments reported.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualifed with 37 months reserves

300192738	d3ceda34-078c-4eca-9e13-c2302444ee7b	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	No Cure	No Cure	N/A Condition Cleared	N/A Condition Cleared	3	3	3	A	A	RA	A	A		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.
																												09/06/2016: see attached CD and screenshot
09/06/2016: Audit review of print screen reflects borrower opened and received CD same day verified by e-signature, documentation submitted is deemed acceptable. Borrowers received the initial Closing Disclosure within 3 days prior to the loan consummation. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualifed with FICO of 759; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months payment history with no late payments reported.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualifed with 37 months reserves

300192738	5e44c11e-916f-e611-9c05-d8d385e1d166	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Flood Certification fee in section B of the final Closing Disclosure is missing the name of the service provider.		08/31/2016: A Post Closing CD provided in the loan file reflects the service provider. Loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualifed with FICO of 759; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months payment history with no late payments reported.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualifed with 37 months reserves

300192738	b3f6dc4b-88da-4935-ba94-fbe3d6c55585	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title-Courier/Wire/E-Mail, Title-Endorsement, Title-Mobile Notary, Title-Premium for Lender's Coverage, Title-Recording, Title-Settlement or Closing and Title-Sub Escrow fees are reflected in section C of the final Closing Disclosure. The borrower selected a service provider from the WLSP for title services. The Title-Courier/Wire/E-Mail, Title-Endorsement, Title-Mobile Notary, Title-Premium for Lender's Coverage, Title-Recording, Title-Settlement or Closing and Title-Sub Escrow fees should be listed in section B of the CD.
																													08/31/2016: A Post Closing CD provided in the loan file reflects the title services in Section B. Loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualifed with FICO of 759; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months payment history with no late payments reported.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualifed with 37 months reserves

300192738	4788d557-3fdb-418f-9aec-712c8e28a9a2	Funding occurred before RTC Expiration Date	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	B	RA	A	A		Funding occurred before RTC Expiration Date	The loan disbursed before the Right to Cancel expiration date.		08/31/2016: A Post Closing CD provided in the loan file reflects a disbursement date after the RTC expiration date. Loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualifed with FICO of 759; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months payment history with no late payments reported.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualifed with 37 months reserves

300192738	c2afed71-916f-e611-9c05-d8d385e1d166	Incorrect disclosure of DID SHOP Fee (Section C)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of DID SHOP Fee (Section C)	The Title-Settlement or Closing fee in section C of the final Closing Disclosure is missing the name of the service provider.		08/31/2016: A Post Closing CD provided in the loan file reflects the service provider. Loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualifed with FICO of 759; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months payment history with no late payments reported.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualifed with 37 months reserves

300192738	1e868ec7-916f-e611-9c05-d8d385e1d166	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE is missing the lender's e-mail address and phone number under the section, Additional Information About This Loan.		08/31/16: Contact info is considered non-material and will be graded a B.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualifed with FICO of 759; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months payment history with no late payments reported.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualifed with 37 months reserves

300192738	967d0010-8d6f-e611-9c05-d8d385e1d166	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		08/31/2016: CDA reflecting a value of $1,235,000 which is a 0.0% variance. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualifed with FICO of 759; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months payment history with no late payments reported.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualifed with 37 months reserves

300199591	d78169d9-2271-e611-9c05-d8d385e1d166	Missing asset documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing asset documentation
Missing terms of withdrawal for borrower's retirement account.  Missing May 2016 account statement for borrower's Nonqualified Deferred Compensation Plan as only June 2016 statement was provided and guidelines require two months account statements.
																												09/20/2016: please see page 1 of savings plan- plan loan parameters. This was included in the file upload09/16/2016: sorry about that, please see attached09/14/2016: please see attached
09/20/2016: Audit reviewed documentation reflecting loan parameters, and has determined that the document submitted is deemed acceptable. Condition cleared. 09/16/2016: Audit reviewed lender rebuttal, however the page refers to a "screen shot" with plan loan parameters as the terms and conditions of withdraw which was not provided. Condition remains. 09/14/2016: Audit reviewed "attached Document", and has determined that the incorrect document was provided. Final CD provided instead of terms of withdrawal for retirement account. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.59%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 791; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 54.70 months reserves

300199591	9a33538a-2571-e611-9c05-d8d385e1d166	General Compliance Exception	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													B	B	RB	B	B	General Compliance	General Compliance Exception
Section A Fees:  Compensation to a third party loan originator from both the consumer and the creditor in the transaction is prohibited under section 1026.36 (d)(2). Ref: section 1026.68(f)(1)-2.  Borrower paid an Origination Fee of $3,993.96.  Refund to cure required $3,993.96.
																												09/14/2016: please see attached09/12/2016: please see attached and clear condition
09/14/2016: Audit reviewed revised CD, and has determined that the origination fee was itemized out as paid to the Broker by the Lender; and paid to the Lender by the Borrower. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a B for all agencies. Condition cleared.  09/12/2016: Audit reviewed the Lender Rebuttal, as well as the documentation submitted, and has determined that the CD reflects one line item for "Origination Fee" to the Broker with both the borrower and Lender paying on that same line item. Provide revised CD to reflect separate line items, one needs to be paid to broker and the other paid to lender.  Cannot have both paid to broker. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification is required. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.59%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 791; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 54.70 months reserves

300199591	cdbde99e-d2f2-4ba1-a208-38cee2fc1533	Incorrect disclosure of Origination Charges - Section A	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Origination Charges - Section A	The Loan Origination Fee and the Underwriting Fee reflected in section A of the final Closing Disclosure are missing the name of payee.		09/02/2016: A Post Closing CD provided in the loan file reflects the payee name for the Loan Origination and the Underwriting Fee in section A. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.59%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 791; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 54.70 months reserves

300199591	4ed6ea14-4011-4f0f-af69-aeb3617e7de6	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title – Endorsement, Title – Mobile Notary Fee, Title – Premium For Lender’s Coverage and Title - Settlement Or Closing Fee are reflected in section C of the final Closing Disclosure. The borrower selected a service provider from the WLSP for title services.  The title service provider fees should be listed in section B of the CD.  The Title – Settlement or Closing Fee is missing the name of the service provider.

09/02/2016:  A Post Closing CD provided in the loan file reflects the title service provider fees in section B with the service provider from the WLSP as the service provider for all of the title services fees including the Title – Settlement or Closing Fee.  Loan will be rated a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.59%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 791; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 54.70 months reserves

300199591	16f41a82-2571-e611-9c05-d8d385e1d166	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE is missing the lender's e-mail & phone number under the section, Additional Information About This Loan.		09/02/2016: Non-Material finding. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.59%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 791; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 54.70 months reserves

300199591	1ab0c5f6-5870-e611-9c05-d8d385e1d166	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/02/2016: A CDA report reflecting a value $1,020,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.59%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 791; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 54.70 months reserves

300193462	f569dfff-7169-e611-9c05-d8d385e1d166	Missing W-2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A		Missing W-2	Missing W2 covering 2 years for the borrower. Only received 1 year. QM requires wage earner to provide 2 years W2 or executed tax returns.	09/27/2016: see attached	09/27/2016: Audit reviewed 2015/2014 W2's for borrower, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
300193462	8cffd938-7a65-e611-8516-d8d385e1d166	Missing Affiliated Business Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure for the broker. If the broker is not affiliated with any other businesses, please provide an attestation stating such.	08/23/2016: please see attached	08/23/2016: Audit review of lender attestation statement regarding no Affiliated Businesses for the broker is deemed acceptable, condition cleared.
300193462	8591fa75-8465-e611-8516-d8d385e1d166	Sufficient RESPA Cure provided on HUD-1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	B	RA	A	A	RESPA	Sufficient RESPA Cure provided on HUD-1	Final closing disclosure reflects a tolerance cure in the amount of $40 paid to the borrower for an Appraisal fee.		08/18/2016: Final closing disclosure reflects a tolerance cure in the amount of $40 paid to the borrower for an Appraisal fee. Loan will be rated grade of B.
300193462	0f21cb05-7a65-e611-8516-d8d385e1d166	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Not Likely	Yes	No Cure once CD Issued	N/A	N/A	N/A	2	2	2	B	B	RB	B	B		Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for.		08/18/2016: Services provided on WLSP were not itemized. Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
300193462	303c179c-bc9f-4a6d-b6a6-af49e3f477d0	Incorrect disclosure of Origination Charges - Section A	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Origination Charges - Section A	The Origination Fee and Underwriting Fee in Section A of the final Closing Disclosure is missing the name of the service provider.		08/18/2016: A Post Closing CD in the loan file reflected the service provider. Condition cleared. The loan will be rated a B for all agencies.
300193462	be4c5b99-7565-e611-8516-d8d385e1d166	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The Title - Recording Fee in Section C of the final Closing Disclosure is missing the name of the service provider.		08/18/2016: A Post Closing CD provided in the loan file reflected the service provider. Condition cleared. The loan will be rated a B for all agencies.
300193462	af6d1da7-9fbb-45be-a841-7f5ad9966e08	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The NMLS License Number and/or Contact NMLS ID for the Settlement Agent is missing.		08/18/2016: A Post Closing CD in the loan file reflected the License ID for the Settlement Agent. Condition Cured. The loan will be rated a B for all agencies.
300193462	9d92cb50-7a65-e611-8516-d8d385e1d166	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE is missing the lender e-mail address and phone number under the section, Additional Information About This Loan.		08/19/16: Contact info is considered non-material and will be graded a B.
300193462	125f6010-5065-e611-8516-d8d385e1d166	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		08/18/2016: A CDA report dated 05/11/2016 reflected a value of $2,205,000 with a 0% variance to appraisal value.
300202557	44265319-f76d-e611-9c05-d8d385e1d166	Missing Balance Sheet	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A		Missing Balance Sheet	Missing Balance Sheet for 2016 business supported by Articles of Incorporation provided in the loan file.
10/07/2016: please see attached 2016 balance sheet as well as the 2015 tax transcripts so a profit and loss would not be necessary. please note that they did not utilize any income from this business.09/16/2016: 1. Attached is the explanation from the borrower that states that there were no 1040’s or other tax documents yet. 2. Attached is the P&L for 2016 that shows income that we are not using, however there is not a balance sheet available I realized that this would be an exception to your guidelines. The ratios are 27.784/31.503. Let us know if this is something you can consider.

10/07/2016: Audit reviewed Balance Sheet through 06/30/2016, and has determined that documentation submitted is deemed acceptable. QM requirements have been met. Condition cleared.  09/16/2016: Audit reviewed the lender rebuttal and has determine that a Balance Sheet is a requirement for Appendix Q. While the income is not used in the DTI calculation, the unknown is what are the current debts that the client is responsible for and will that impact the response to the question “Are all debts included in the analysis and calculation of the DTI.  Accordingly, the implication is that the party has business income even though it is not being used which opens up the discussion for debts of the business that are the responsibility of the applicant/borrower that have to be reconciled.  Therefore a Balance Sheet is required for the loan to be classified as a Qualified Mortgage to be purchasable. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.35%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualifed with FICO of 802; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 11.10 months reserves

300202557	b6775f57-f76d-e611-9c05-d8d385e1d166	Missing YTD Profit & Loss	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A		Missing YTD Profit & Loss	Missing 2015 Profit & Loss statement for business supported by Articles of Incorporation provided in the loan file.
09/16/2016: 1. Attached is the explanation from the borrower that states that there were no 1040’s or other tax documents yet. 2. Attached is the P&L for 2016 that shows income that we are not using, however there is not a balance sheet available I realized that this would be an exception to your guidelines. The ratios are 27.784/31.503. Let us know if this is something you can consider.
																													09/16/2016: Audit reviewed Profit and Loss thru 07/22/2016, and has determined that documentation submitted is deemed acceptable. QM requirements were met for P&L. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.35%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualifed with FICO of 802; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 11.10 months reserves

300202557	feba94ec-f66d-e611-9c05-d8d385e1d166	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		08/29/2016: A CDA report reflecting a value $921,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.35%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualifed with FICO of 802; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 11.10 months reserves

300202557	1b1f37bb-1c6e-e611-9c05-d8d385e1d166	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	General Compliance	Missing Documentation	Evidence of Lender of Record Application Date was not provided in file.	09/15/2016: please see attached	09/15/2016: Audit reviewed print screen of Application date, and has determined that said date is 07/05/2016. Documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.35%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualifed with FICO of 802; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 11.10 months reserves

300202557	85947b31-224f-43d3-b72c-4785c2b4398f	Naming Convention in Services Borrower DID SHOP Fee (Section C) on C.D. is not consistent with L.E.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Naming Convention in Services Borrower DID SHOP Fee (Section C) on C.D. is not consistent with L.E.
The Title-Sub Escrow Fee on the CD is incorrectly named as compared to the LE dated 08/01/2016 title-Miscellaneous Title Charges.  Although no tolerance, these fees should all match in naming convention.
																												09/16/2016: please see attached
09/16/2016: Audit reviewed CD, the LE/CD fees where the naming convention is not consistent has been corrected on the revised CD, and is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.35%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualifed with FICO of 802; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 11.10 months reserves

300202557	95695474-9592-4692-b12d-ce69a32872f2	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The NMLS License Number of the Borrowers Real Estate Broker, Sellers Real Estate broker and Contact for the Settlement Agent is missing and the email address of the Lender is missing.
																													08/29/2016; A Post Closing CD provided in the loan reflects the NMLS License numbers. The email address of the lender is still missing. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.35%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualifed with FICO of 802; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 11.10 months reserves

300202557	c48d62ac-f96d-e611-9c05-d8d385e1d166	Closing Disclosure document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Closing Disclosure document error
The Origination Fee and Underwriting Fee reflected in section A of the final Closing Disclosure does not list the Payee for each fee. The Flood Certification fee in Section B of the final Closing Disclosure is missing the name of the service provided. In addition, the Title-Settlement or Closing Fee in section C of the final Closing Disclosure is missing the name of the service provider.
																													08/29/2016: A Post Closing CD provided in the loan file reflects all missing payees and service providers. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.35%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualifed with FICO of 802; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 11.10 months reserves

300202557	da37f207-fa6d-e611-9c05-d8d385e1d166	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE is missing the lender's email and phone number under the section, Additional Information About This Loan.
09/06/2016: Audit review of missing LE Contact and/or General Information, other than Lender or Broker NMLS or Settlement Agents license number (if required by State), was corrected on the final CD is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.35%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualifed with FICO of 802; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 11.10 months reserves

300202557	7dab13d1-7a46-4f5f-9c7b-a40dde739f58	Missing seller’s Closing Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	No	No	No	No	No Cure Missing Doc Not Provided	No Cure Missing Doc Not Provided	N/A Condition Cleared	N/A Condition Cleared	2	2	2	A	A	RA	A	A		Missing seller’s Closing Disclosure	Seller's CD is missing from the file.	09/16/2016: please see attached	09/16/2016: Audit reviewed executed Seller CD, and has determined that documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.35%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualifed with FICO of 802; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 11.10 months reserves

300195051	049e3911-7871-e611-9c05-d8d385e1d166	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind													A	A	CA	A	A	Legal Documents	Missing Documentation	File is missing letter from spouse that the borrower has 100% access to both checking and savings accounts listed on the application.	09/14/2016: Please provide the guideline that states that an access letter is required for a jointly held access account. The statements provided show the borrower jointly has ownership of the account	09/14/2016: Audit concurs with the Lender Rebuttal, and has determined that an access letter is not required if spouse holds account jointly. Condition rescinded.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80.00%, loan qualified with CLTV of 67.50%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.55%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 23.00 months reserves

300195051	43bb3c56-7871-e611-9c05-d8d385e1d166	Missing Lease agreement	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing Lease agreement	File is missing a current lease for the 2nd property listed on the loan application REO schedule. The lease in the file is expired.	09/14/2016: per #2B (see attached) it states that if the landlord accepts rent from tenant a month to month tenancy will be created. The attached evidence of XXXXX rent shows acceptance.
09/14/2016: Audit reviewed expired lease, as well as Owner Statement reflecting eCheck by same tenant for $X,XXX on XX/XX/XXXX. Evidence was provided that verified current rent checks to validate same tenant showing on Lease agreement. Verified no gaps > 3 months. QM requirements for Leases have been met. Condition cleared.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80.00%, loan qualified with CLTV of 67.50%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.55%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 23.00 months reserves

300195051	684dbc8d-2a71-e611-9c05-d8d385e1d166	Incorrect disclosure of Origination Charges - Section A	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Origination Charges - Section A
The Originator Compensation and Underwriting Fee reflected in section A of the final Closing Disclosure do not reflect the name of the payee.  .   Payee for origination and UW fee must have a payee since this is a brokered loan.
																													09/02/2016: A Post Closing CD provided in the loan file reflects the payee name for the Originator Compensation and Underwriting Fee in section A.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80.00%, loan qualified with CLTV of 67.50%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.55%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 23.00 months reserves

300195051	11ba05dd-2a71-e611-9c05-d8d385e1d166	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The Title – Settlement Or Closing Fee reflected in section C of the final Closing Disclosure does not reflect the name of the service provider.		09/02/2016: A Post Closing CD provided in the loan file reflects the payee name for the Title – Settlement Or Closing Fee in section C. Loan will be rated a B for all agencies.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80.00%, loan qualified with CLTV of 67.50%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.55%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 23.00 months reserves

300195051	97cd961f-2b71-e611-9c05-d8d385e1d166	Closing Disclosure document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Closing Disclosure document error	The Remaining Rate Credit reflected in Section H of the final Closing Disclosure should be reflected as a Lender Paid Closing Cost.
09/02/2016: A Post Closing CD provided in the loan file removed the Remaining Credit from Section H and reflected it in Section G as a Lender Paid Closing Cost.  Loan will be rated a B for all agencies.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80.00%, loan qualified with CLTV of 67.50%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.55%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 23.00 months reserves

300195051	39f09fd0-2871-e611-9c05-d8d385e1d166	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		09/02/2016: CDA reflecting a value of $860,000 which is a 0.0% variance. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80.00%, loan qualified with CLTV of 67.50%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.55%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 23.00 months reserves

300201927	2c2007c6-ea79-e611-9c05-d8d385e1d166	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing Documentation
Missing letter from spouse that borrower has 100% access to first and second accounts shown on the final loan application, and a letter from parent that borrower has 100% access to the third account shown on the final loan application.
																												09/19/2016: see attached page from Investment statement provided stating borrower has full access.	09/19/2016: Audit reviewed the bank and investment accounts, and has determined that all accounts are held "joint WROS" as verified by statements. Access letters are not required. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 45.12%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 760; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months payment history with no late payments reported

300201927	f76bb905-ed79-e611-9c05-d8d385e1d166	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	General Compliance	Missing Documentation	Evidence of the Lender of Record Application Date was not provided in the file.	09/19/2016: please see attached
09/19/2016: Audit reviewed evidence of Lender Application, and has determined that the broker and lender Application dates are on the same day. Documentation submitted is deemed acceptable. Condition cleared.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 45.12%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 760; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months payment history with no late payments reported

300201927	b42e1169-1a0f-47d6-9237-e87e1e035d23	Incorrect disclosure of Origination Charges - Section A	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Origination Charges - Section A	The Origination Fee and the Underwriting Fee in section A of the final Closing Disclosure are missing the name of the payee.		09/14/2016: A Post Closing CD provided in the loan file reflects the payee name for the Origination Fee and the Underwriting Fee. Loan will be rated a B for all agencies.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 45.12%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 760; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months payment history with no late payments reported

300201927	add5e4bf-ec79-e611-9c05-d8d385e1d166	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The appraisal fee in section B of the final Closing Disclosure is missing the name of the service provider.		09/14/2016: A Post Closing CD provided in the loan file reflects the service provider. The loan will be rated a B for all agencies.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 45.12%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 760; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months payment history with no late payments reported

300201927	7d64ad22-38ae-4383-9126-43acc4b1ab9e	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title-Mobile Notary, Title-Premium for Lender's Coverage and Title-Settlement or Closing fees are reflected in section C of the final Closing Disclosure. The borrower selected a service provider from the WLSP for title services. The Title-Mobile Notary, Title-Premium for Lender's Coverage and Title-Settlement or Closing fees should be listed in section B of the CD.
																													09/14/2016: A Post Closing CD provided in the loan file reflects title service fees in Section B. The loan will be rated a B for all agencies.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 45.12%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 760; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months payment history with no late payments reported

300201927	f33aed15-7e7a-e611-9c05-d8d385e1d166	Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	yes	Yes Potentially	Yes	1026.19(f)(2)(v) - Tolerance Error: Tolerance cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	2	2	A	B	RA	A	A		Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)
Section E Recording Fees are subject to 10% tolerance. LE dated 07/28/2016 reflects recording fees of $90.00 ($99.00 at 10%) with no resulting COC for any subsequent disclosures. The Final CD reflects a charge of $125.00 for a variance/refund required of $26.00 to meet 10% threshold.
																												09/23/2016: please see the attached documents that includes the refund check09/21/2016: see attached CD with copy of refund check along with letter to borrower09/19/2016: please see attached
09/23/2016: Audit review of revised CD, copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'. Condition cleared.09/21/2016: Audit reviewed download, and has determined that the incorrect documentation was provided. Documents for  XXXXXXXX not for subject loan. MISSING a copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification. Condition remains. 09/19/2016: Audit review of revised CD reflects tolerance cure, however MISSING a copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification. Condition remains.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 45.12%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 760; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months payment history with no late payments reported

300201927	9fe73b38-fdbe-4c12-b752-a4c16a845c7c	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The CA License ID of the Settlement Agent is missing.		09/14/2016: A Post Closing CD provided in the loan file reflects the CA License ID. The loan will be rated a B for all agencies.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 45.12%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 760; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months payment history with no late payments reported

300201927	3653f971-ec79-e611-9c05-d8d385e1d166	Incorrect disclosure of DID SHOP Fee (Section C)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of DID SHOP Fee (Section C)	The Title-Settlement or Closing fee in section C of the final Closing Disclosure is missing the name of the service provider.		09/14/2016: A Post Closing CD provided in the loan file reflects the service provider. Loan will be rated a B for all agencies.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 45.12%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 760; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months payment history with no late payments reported

300201927	ac72a77d-ed79-e611-9c05-d8d385e1d166	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE is missing the lender's email or phone number under the section, Additional Information About This Loan.		09/13/2016: Contact info is considered non-material and will be graded a B.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 45.12%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 760; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months payment history with no late payments reported

300201927	19fcb240-ea79-e611-9c05-d8d385e1d166	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/13/2016: CDA reflecting a value of $2,150,000 which is a 0.0% variance. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 45.12%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 760; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months payment history with no late payments reported

300193459	7c8da618-8270-e611-9c05-d8d385e1d166	Missing Affiliated Business Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	File is missing the Broker Affiliated Business Disclosure. If the Broker is not affiliated with any other businesses, please provide an attestation stating such.	09/15/2016: see attached	09/15/2016: Audit review of the Broker Affiliated Business Disclosure reflects no affiliated businesses. Condition cleared.
300193459	98e0e198-10ad-4150-a490-32ea20b27fde	Affiliated Business Disclosure not provided within 3 business days of application date.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Affiliated Business Disclosure not provided within 3 business days of application date.	Lender Affiliated Business Disclosure dated 07/13/2016 with application date of 07/06/2016. Affiliated business disclosure not provided within 3 days of application.	09/22/2016: As the Lender Application Date was 7/13/16, this disclosure was provided timely.
09/22/2016: Audit concurs with the Lender Rebuttal, and has determined that sufficient evidence of lender application date of 07/13/2016 was provided. Therefore, Affiliated Business Disclosure was provided within 3 days of Application. Condition cleared. 09/19/2016:  Initial application is dated 07/06/2016. Affiliated Business Disclosure is dated 07/13/2016.  Received attestation of no affiliates, however, Affiliated Business Disclosure reflects 2 affiliates.  Condition remains.

300193459	be33c054-e1d6-4239-a376-8438328fcd94	Special Information Booklet not provided within 3 business days of application date.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Special Information Booklet not provided within 3 business days of application date.	Home Loan Toolkit dated 07/13/2016 with application date of 07/06/2016. Home Loan Toolkit not provided within 3 days of application.	09/15/2016: See attached showing the disclosure was provided within 3 days of application	09/15/2016: Audit review of evidence the Home Loan Toolkit was submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
300193459	ba685be0-8070-e611-9c05-d8d385e1d166	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	General Compliance	Missing Documentation	Missing evidence of Lender of Record Application Date; additional conditions may apply.	09/22/2016: see attached screenshot
09/22/2016: Audit reviewed print screen reflecting broker provided package to lender on 07/13/2016, and has determined that documentation submitted is deemed acceptable. Condition cleared. 09/19/2016:  Initial application is dated 07/06/2016.  Disclosure package cover letter provided is dated 07/13/2016.  Pleased provide system shot to verify application date is within 3 days of 07/13/2016.  Condition remains.

300193459	416e1bec-396b-46a1-8e85-9d44b45458cd	HUD Homeownership Counseling Disclosure not provided within 3 days of application	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	Federal High-Cost	HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD Homeownership Counseling Disclosure dated 07/13/2016 with application date of 07/06/2016. Disclosure not provided within 3 days of application.	09/15/2016: See attached showing the disclosure was provided within 3 days of the lender application date.	09/15/2016: Audit review of HUD Homeownership Counseling Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
300193459	ca15066c-89f8-405c-bb85-44ac521a4f9e	Missing corresponding W.L.S.P. for Initial L.E. in File DID SHOP Fee (Section C)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	No Cure	N/A	N/A	3	3	2	B	B	RB	B	B		Missing corresponding W.L.S.P. for Initial L.E. in File DID SHOP Fee (Section C)	WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for. No fees or service providers disclosed.	09/07/2016: Agree and those fees were subjected to 0% tolerance. See attached copy of refund check.
09/07/2016: Audit reviewed Lender Rebuttal, no fees or service providers disclosed on WLSP therefore borrower was not permitted to shop and all fees should be in section B subject to 0% tolerance. Final revised CD reflects check for cure of $625, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification. Loan will be rated a 'B'.

300193459	c28c0819-b475-4d33-abad-8834f4d6b971	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The NMLS License Number and/or State License number of the Settlement Agent is missing.		09/01/2016: Corrected post close CD in file reflects missing License number for Settlement Agent. Loan will be graded a B for all agencies. Condition cleared.
300193459	0fce11f3-5d70-e611-9c05-d8d385e1d166	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		9/01/2016: A CDA report reflecting a value $841,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
300204974	c2a3b05e-d275-e611-9c05-d8d385e1d166	Missing Evidence of Taxes and Insurance	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing Evidence of Taxes and Insurance	Missing evidence of taxes and insurance for the first property listed on the Schedule of Real Estate Owned of the loan application.	09/15/2016: the Mortgage statement states escrow includes both taxes and insurance (see attached). the appraisal provided for this property states the taxes are $3975/12= $331.25.	09/15/2016: Audit reviewed Mortgage Statement, and has determined that said statement reflects monthly escrows for taxes and insurance. Documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.04%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788; Years in Field Borrower has 15 years in field

300204974	63879417-1276-e611-9c05-d8d385e1d166	Missing 4506-T	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing 4506-T	Missing the executed 4506-T for both borrower's Partnership businesses.	09/15/2016: see attached	09/15/2016: Audit reviewed executed 4506T for Partnership businesses, and has determined that documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.04%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788; Years in Field Borrower has 15 years in field

300204974	10fcd7ad-d075-e611-9c05-d8d385e1d166	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		09/08/2016: A CDA report dated 05/11/2016 reflected a value of $850,0000 with a 0% variance to appraisal value.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.04%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788; Years in Field Borrower has 15 years in field

300204974	838bdabb-1276-e611-9c05-d8d385e1d166	General Compliance Exception	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													B	B	RB	B	B	General Compliance	General Compliance Exception
Compensation to a third party loan originator from both the consumer and the creditor in the transaction is prohibited under § 1026.36(d)(2). Ref: §1026.38(f)(1)-2. Borrower paid an Origination Fee of $4,596.80. Refund to cure required $4,596.80. File contains a signed Borrower Loan Option form in which Lender-Paid Broker Compensation was selected.
																												09/22/2016: see attached CD that includes the lox and FX label09/20/2016: please see attached
09/22/2016: Audit reviewed revised CD, and has determined that the origination fee was itemized out as paid to the Broker by the Lender; and paid to the Lender by the Borrower. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a B for all agencies. Condition cleared.  09/20/2016: Audit reviewed revised CD, and has determined that the origination fee was itemized out as paid to the Broker by the Lender; and paid to the Lender by the Borrower. However, MISSING Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.04%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788; Years in Field Borrower has 15 years in field

300204974	e3756c0c-1376-e611-9c05-d8d385e1d166	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	General Compliance	Missing Documentation	Evidence of Lender of Record Application Date was not provided in file.	09/22/2016: see attached document list09/20/2016: please see attached
09/22/2016: Audit reviewed evidence of Lender Application, and has determined that the broker and lender Application dates are on the same day. Documentation submitted is deemed acceptable. Condition cleared.09/20/2016: Audit reviewed the "Document List", and has determined that it reflects the incorrect borrower and loan number. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.04%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788; Years in Field Borrower has 15 years in field

300204974	dcbbbdc2-71eb-4ff9-9dc6-71494e84ef22	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The Settlement Agent License ID is missing.	09/20/2016: please see attached
09/20/2016: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent.  Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was requested with another exception, and is pending. Loan will be rated a 'B'. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.04%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788; Years in Field Borrower has 15 years in field

300204974	b5ee8788-d175-e611-9c05-d8d385e1d166	Closing Disclosure document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Closing Disclosure document error	The Real Estate Commission Fee in section H of the final closing disclosure does not reflect the name of the payee.	09/20/2016: please see attached
09/20/2016: Audit review of revised CD includes payee to all fees in Sections H, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was requested with another exception, and is pending. Loan will be rated a Fitch 'B'.  Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.04%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788; Years in Field Borrower has 15 years in field

300204974	a5a3b5b7-2d5f-4046-9352-4d2987acd2b0	Missing seller’s Closing Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	No	No	No	No	No Cure Missing Doc Not Provided	No Cure Missing Doc Not Provided	N/A Condition Cleared	N/A Condition Cleared	2	2	2	A	A	RA	A	A		Missing seller’s Closing Disclosure	The Seller's CD is missing from the loan file.	09/22/2016: see attached 09/15/2016: see the attached settlement statement that provides the seller information.
09/22/2016: Audit review of true certified copy of Seller CD documentation submitted is deemed acceptable. Condition cleared.  09/15/2016: Audit reviewed Combined ALTA Settlement Statement, and has determined that the documentation submitted is not acceptable. Provide a Seller's Closing Disclosure. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.04%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788; Years in Field Borrower has 15 years in field

300199420	c8d36466-a489-e611-98c2-d8d385e0a8b2	General Compliance Exception	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													B	B	RB	B	B	General Compliance	General Compliance Exception
Compensation to a third party loan originator from both the consumer and the creditor in the transaction is prohibited under 1026.36(d)(2). Ref: 1026.38(f)(1)-2. Borrower paid an Origination fee of $2,073.20. Refund to cure required of $2,073.20.  File contains a signed Borrower Loan Option form in which Lender-Paid Broker Compensation was selected.
																												10/11/2016: please see attached
Correction 10/11/2016:  Per Compliance, all of the CDs including the CD at closing reflect lender paid compensation to the broker, as well as the borrower paying a portion of the broker origination charge.  This is indicative of dual compensation and a violation.  There is no way to cure a dual compensation issue. Borrower is due a refund of $2,073.20, however, no downgrade or cure would be applied.  Reissuing a new CD with a new payee name post-closing does not remedy the issue.10/11/2016: Audit reviewed revised CD, and has determined that the origination fee was itemized out as paid to the Broker by the Lender; and paid to the Lender by the Borrower. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a B for all agencies. Condition cleared.

300199420	32b903c1-d98f-e611-98c2-d8d385e0a8b2	General Compliance Exception 2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													B	B	RB	B	B		General Compliance Exception 2
Cleared in error.  General Compliance Exception : Compensation to a third party loan originator from both the consumer and the creditor in the transaction is prohibited under 1026.36(d)(2). Ref: 1026.38(f)(1)-2. Borrower paid an Origination fee of $2,073.20. Refund to cure required of $2,073.20. File contains a signed Borrower Loan Option form in which Lender-Paid Broker Compensation was selected.

10/17/2016: This is a technical issue on our CDs and not a violation based on how the loan actually closed. The issue being that for loans where we paid the compensation to the broker and there wasn’t a enough credit from the rate chosen by the borrower to cover the compensation amount, the borrower had to pay us an LLPA / discount point to cover the difference. We were calling this charge an Origination Fee pursuant to guidance from a CFPB webinar from Oct 2014. However, we were putting this on the same line as the compensation amount we paid to the broker in an effort to minimize confusion. We have since changed the name of the fee paid to us by the borrower to Points, but that has not made its way through our entire pipeline yet. It is important to note that the borrowers were not harmed in any way and at no point did the borrower pay anything to the broker, nor did the broker make any more than their pre-determined compensation plan allowed for. We have redisclosed our CD to reflect what actually happened at closing. Please refer to the attached Funding Wire Breakdown as evidence of the payment to the broker (i.e. Broker's Check amount denoted at bottom).

11/04/2016: Audit consulted with Compliance, and has determined that sufficient evidence was submitted that verified no violation for dual compensation was reflected on the CD. A revised CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. Condition cleared.10/17/2016: Audit consulted with Compliance, and has determined that there is a portion of the compensation that can be tied to a Point for the Rate (paid by borrower), but the remaining compensation is not detailed anywhere. Evidence is required to tie all of the fees and identify the payee. Provide the breakdown of the remaining compensation paid. Condition remains.10/11/2016:  Per Compliance, all of the CDs including the CD at closing reflect lender paid compensation to the broker, as well as the borrower paying a portion of the broker origination charge.  This is indicative of dual compensation and a violation.  There is no way to cure a dual compensation issue. Borrower is due a refund of $3,534.24, however, no downgrade or cure would be applied.  Reissuing a new CD with a new payee name post-closing does not remedy the issue.

300199420	38fd9c00-8089-e611-98c2-d8d385e0a8b2	Missing Affiliated Business Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	File is missing the Broker Affiliated Business Disclosure. If the Broker is not affiliated with any other businesses, please provide an attestation stating such.	10/11/2016: please see attached	10/11/2016: Audit review of Broker Affiliated Business Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
300199420	d3f14b5a-a489-e611-98c2-d8d385e0a8b2	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	General Compliance	Missing Documentation	Evidence of the Lender of Record Application Date was not provided in the file.		10/11/2016: Audit reviewed evidence of Lender Application, and has determined that the broker and lender Application dates are on the same day. Condition cleared.
300199420	9766edab-0dd4-49ab-a031-cbcc857da0f3	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title Fees are reflected in Section C of the Final Closing Disclosure.  The borrower selected a service provider from the WLSP for title services.  The title service provider fees should be listed in section B of the CD.
																													10/03/2016: A Post Closing CD provided in the loan file reflects the Title fees in Section B with the Service Provider from the WLSP. Loan will be rated a B for all agencies.
300199420	c433b0c9-e804-4eab-a61f-f164b4bd955c	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The Settlement Agent License ID is missing.
10/11/2016: This condition should be cleared per 4/21/16 email which states "We only need one specific contact from the either lender or broker. If any lender info is missing like the phone number, then this is non-material B grade with the exception of missing NMLS or licensing which is consider a material exception."
																													10/11/2016: A Post Closing CD provided in the loan file reflects the Settlement Agent's License ID Number. Loan will be rated a B for all agencies.
300199420	57e26ce0-8a3a-469d-9ff2-eb701aa67da5	Funding occurred before RTC Expiration Date	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	B	RA	A	A		Funding occurred before RTC Expiration Date	The final closing disclosure reflects a disbursement date prior to expiration of right to cancel period. The 3 day rescission period was not provided.	10/11/2016: The borrower signed xx/xx, you funded xx/xx, we disbursed xx/xx. The rescission period was met. Attached is a copy of the disbursement ledger per your request.	10/10/2016: Audit reviewed post closing CD, and has determined that the disbursement date was corrected and borrower's were given a 3 day rescission period. Loan will be rated a Fitch B.
300199420	b1410676-a489-e611-98c2-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	A	A	RA	A	A		Loan Estimate document error	The LE is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		10/03/2016: Non-material finding. Loan will be rated a B for all agencies.
300199420	5d06ecd5-7e89-e611-98c2-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		10/05/2016: A CDA report reflecting a value $1,050,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300201513	581811bf-a07a-e611-9c05-d8d385e1d166	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		09/14/2016: CDA reflecting a value of $1,300,000 which is a 0.0% variance. Condition cleared.
300201513	c0405e47-3c7b-e611-9c05-d8d385e1d166	Missing Affiliated Business Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure for the broker. If the broker is not affiliated with any other businesses, please provide an attestation stating such.	09/22/2016: please see atached	09/22/2016: Audit review of lender attestation statement regarding "Broker has no Affiliated Businesses" is deemed acceptable, condition cleared.
300201513	53f4989a-3c7b-e611-9c05-d8d385e1d166	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	General Compliance	Missing Documentation	Evidence of the Lender of Record Application Date was not provided in file.	09/28/2016: please see attached 09/22/2016: please see attached
09/28/2016: Audit reviewed evidence of Lender Application, and has determined that the broker and lender Application dates are on the same day. Documentation submitted is deemed acceptable. Condition cleared. 09/22/2016: Audit reviewed documentation provided, and has determined that the ABA was provided instead of lender evidence of Application date. Condition remains.

300201513	967e6153-137c-e611-9c05-d8d385e1d166	Sufficient RESPA Cure provided on HUD-1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	B	RA	A	A	RESPA	Sufficient RESPA Cure provided on HUD-1	Final closing disclosure reflects a tolerance cure in the amount of $15.70 paid to the borrower for closing cost charge cure.		09/16/2015: Final closing disclosure reflects a tolerance cure in the amount of $15.70 paid to the borrower for closing cost charge cure. Loan will be rate a B for all agencies.
300201513	13013f92-3b7b-e611-9c05-d8d385e1d166	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The Environmental Fee in section C of the final Closing Disclosure is missing the name of the service provider.		09/14/2016: A Post Closing CD provided in the loan file reflects the service provider. Loan will be rated a B for all agencies.
300201513	27fd0330-d146-4c6b-8be8-9e4f91e98003	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License ID is missing for the Settlement Agent.		9/14/2016: A Post Closing CD provided in the loan file reflects the License ID of the Settlement Agent. Loan will be rated a B for all agencies.
300201513	9f3b2ff6-3b7b-e611-9c05-d8d385e1d166	Incorrect disclosure of DID SHOP Fee (Section C)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of DID SHOP Fee (Section C)
The Environmental fee charged by the settlement service provider in section C of the final Closing Disclosure is missing the introductory description "Title - " Section 1026.37(f)(2) of the regulation indicates : For any item that is a component of title insurance or is for conducting the closing, the introductory description “Title —” shall appear at the beginning of the label for that item.
																													09/14/2016: A Post Closing CD provided in the loan reflects Title for this fee. Loan will be rated a B for all agencies.
300197722	7d540077-9976-e611-9c05-d8d385e1d166	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing Documentation	Missing letter from spouse that borrower has 100% access to accounts 1 and 2 reflected on the final loan application.	09/16/2016: we do not need an access letter as spouse's name is on accounts 1 & 2 as reflected on the initial uploaded combined BOA account statement	09/16/2016: Audit concurs with the Lender Rebuttal, and has determined that an access letter is not required for borrower's joint account with spouse. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.434% ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 808; Years on Job Borrower has 24 years on job

300197722	162e439d-9876-e611-9c05-d8d385e1d166	Missing Note	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A		Missing Note	Missing notes from the refinances of property 2, property 3 and property 4 reflected on the REO schedule of the final loan application. The file contains lender approvals for these refinances.	09/21/2016: please see attached09/16/2016: please see attached
09/21/2016: Audit reviewed current Note for REO #4, and has determined that the documentation submitted is deemed acceptable. Condition cleared.09/16/2016: Audit reviewed new Notes for REO's #2 and 3, however missing Note for REO #4. Provide new Note for REO #4 as referenced within the lender approval as being refinanced. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.434% ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 808; Years on Job Borrower has 24 years on job

300197722	3702d0ec-9a76-e611-9c05-d8d385e1d166	General Compliance Exception	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													B	B	RB	B	B	General Compliance	General Compliance Exception
Compensation to a third party loan originator from both the consumer and the creditor in the transaction is prohibited under 1026.36(d)(2). Ref: 1026.38(f)(1)-2. Borrower paid an Origination fee of $2,610. Refund to cure required of $2,610.  File contains a signed Borrower Loan Option form in which Lender-Paid Broker Compensation was selected.
																												09/16/2016: please see attached
09/16/2016: Audit reviewed revised CD, and has determined that the origination fee was itemized out as paid to the Broker by the Lender; and paid to the Lender by the Borrower. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a B for all agencies. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.434% ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 808; Years on Job Borrower has 24 years on job

300197722	9a1d85d9-9b76-e611-9c05-d8d385e1d166	Missing Affiliated Business Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the broker is not affiliated with any other businesses, please provide an attestation stating such.	09/16/2016: please see attached	09/16/2016: Audit review of lender attestation statement regarding "Broker has no Affiliated Businesses" is deemed acceptable, condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.434% ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 808; Years on Job Borrower has 24 years on job

300197722	4fde6afa-9b76-e611-9c05-d8d385e1d166	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	General Compliance	Missing Documentation	Evidence of the Lender of Record Application Date was not provided in file.	09/16/2016: please see attached	09/16/21016: Audit reviewed print screen, and has determined that lender application date is 07/12/2016. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.434% ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 808; Years on Job Borrower has 24 years on job

300197722	b4a106e2-e38d-41c6-ac8f-ad57a41e7e3d	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title-Mobile Notary, Title-Premium for Lender's Coverage and Title-Settlement or Closing fees are reflected in section C of the final Closing Disclosure. The borrower selected a service provider from the WLSP for title services. The Title-Mobile Notary, Title-Premium for Lender's Coverage and Title-Settlement or Closing fees should be listed in section B of the CD.
																													09/09/2016: A Post Closing CD provided in the loan file reflects title service fees in Section B. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.434% ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 808; Years on Job Borrower has 24 years on job

300197722	cb24d747-ae36-44ae-a7c1-dc85b3eab007	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing.		09/09/2016: A Post Closing CD provided in the loan file reflects the license number of the settlement agent. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.434% ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 808; Years on Job Borrower has 24 years on job

300197722	6f0f6267-9b76-e611-9c05-d8d385e1d166	Closing Disclosure document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Closing Disclosure document error	The CD is missing Payee for origination and underwriting fees. Payee for origination and UW fee must have a payee since this is a brokered loan.		09/09/2016: A Post Closing CD provided in the loan file reflects Payee names. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.434% ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 808; Years on Job Borrower has 24 years on job

300197722	4f6103a3-9b76-e611-9c05-d8d385e1d166	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE is missing the lender's phone number under the section, Additional Information About This Loan.		09/09/2016: Contact info is considered non-material and will be graded a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.434% ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 808; Years on Job Borrower has 24 years on job

300197722	c1685f6a-9876-e611-9c05-d8d385e1d166	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/09/2016: A CDA report reflecting a value $1,490,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.434% ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 808; Years on Job Borrower has 24 years on job

300197740	7f2d08d2-7074-e611-9c05-d8d385e1d166	Missing Affiliated Business Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	File is missing the affiliated business disclosure. If the broker is not affiliated with any other businesses please provide an attestation stating such.	09/14/2016: see attached	09/14/2016: Audit review of the Broker Affiliated Business Disclosure submitted is within three days of application date. Condition cleared.
300197740	c7d0cc84-7074-e611-9c05-d8d385e1d166	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	Non-Material	Yes	Yes	Not Likely	Yes	No Cure once CD Issued	N/A	N/A	N/A	2	2	2	B	B	RB	B	B		Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	Missing "valid" WLSP. The WLSP in file refers to the GFE which is for Pre-TRID use.
09/14/2016: We believe the form provided is in compliance with the requirement. When providing a service provider list to allow a borrower to shop, there are two specific requirements that must be met:1 ) at least one available service provider must be listed for each service; and 2) the service provider list states that the consumer may choose a different provider than that listed. The service provider list for this loan meets both of those criteria. Please note that the model form outlined in H-27 is not mandatory.

09/14/2016: Audit calculated section C fees and are within 10% tolerance for worst case scenario. The issues of referencing the GFE and fees not being itemized is considered a non-material B grade by the client. Loan will be rated a B for all agencies.

300197740	014d5923-b785-4c13-9436-9154028be2b8	Incorrect disclosure of Origination Charges - Section A	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Origination Charges - Section A	The Origination Fee and Underwriting Fee in section A of the final Closing Disclosure are missing the name of the service provider.		09/07/16: Corrected on post close CD. Loan will be rated a B.
300197740	9e9b6584-5387-45f9-a353-c40857f4a168	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Appraisal Fee, Credit Report Fee in section B of the final Closing Disclosure have the incorrect name of the service provider.		09/07/16: Corrected on post close CD. Loan will be rated a B.
300197740	d5163225-3d78-4c53-affe-19658ac35452	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title Services are reflected in section C of the final Closing Disclosure. The borrower selected a service provider from the WLSP for Title Services. The Title Services should be listed in section B of the CD.
																													09/07/16: Corrected on post close CD. Loan will be rated a B.
300197740	0efe307c-d787-475a-b1b4-4f9e590fe554	Incorrect disclosure of Transfer Taxes - Section E	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax.		09/07/16: Corrected on post close CD. Loan will be rated a B.
300197740	7ee348eb-6f74-e611-9c05-d8d385e1d166	Incorrect disclosure of DID SHOP Fee (Section C)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of DID SHOP Fee (Section C)	The Title Fees in section C of the final Closing Disclosure are missing the name of the service provider.		09/07/16: Corrected on post close CD. Loan will be rated a B.
300197740	1e0d0378-6e74-e611-9c05-d8d385e1d166	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in file.	09/20/2016: CDA
09/20/2016: CDA reflecting a value of $779,000.00 which is a 0.0% variance.  Condition Cleared.Revised-09/08/2016: The CDA report provided reflects an incorrect address spelling, the address on CDA does not reflect Note address. Condition remains. 09/07/16: CDA reflecting a value of $779,000.00 which is a -0.0% variance.  Condition Cleared.

300223147	8a53f2ed-769f-e611-b5f3-d8d385e0a8b2	Incorrect disclosure of DID SHOP Fee (Section C)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of DID SHOP Fee (Section C)
The Title-courier/Wire/E-mail Fee, Title-Endorsement Fee, Title-Mobile Notary Fee, Title Premium for Lender's Coverage, Title -Recording Fee and Title-Settlement or Closing Fee are reflected in section C of the final Closing Disclosure.  The borrower did not shopped for their title service provider and use the provider on the WLSP.  The title service provider fees should be listed in section B of the CD.
																													10/31/2016: A Post Close CD in the loan file reflects the fee in the correct section B for Did Not Shop Fee. Condition cleared. Loan will be graded a B for all agencies.
300223147	7c9a5a17-759f-e611-b5f3-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE dated 09/22/2016 is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		10/31/2016: This finding is non material. Loan will be graded a B for all agencies.
300223147	45ac16a3-749f-e611-b5f3-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in the file.	11/03/2016: CDA	11/03/2016: A CDA report reflecting a value $1,120,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300200330	26087eb1-2275-e611-9c05-d8d385e1d166	General Compliance Exception	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													B	B	RB	B	B	General Compliance	General Compliance Exception
Section A Fees: Compensation to a third party loan originator from both the consumer and the creditor in the transaction is prohibited under § 1026.36(d)(2). Ref: §1026.38(f)(1)-2. Borrower paid an Origination Fee of $3,653.79. Refund to cure required $3,653.79. File contains a signed Borrower Loan Option form in which Lender-Paid Broker Compensation was selected.
																												09/15/2016: please see attached09/12/2016: please see attached
09/15/2016: Audit reviewed revised CD, and has determined that the origination fee was itemized out as paid to the Broker by the Lender; and paid to the Lender by the Borrower. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a B for all agencies. Condition cleared.  09/12/2016: Audit reviewed the Lender Rebuttal, as well as the documentation submitted, and has determined that the CD reflects one line item for "Origination Fee" to the Broker with both the borrower and Lender paying on that same line item. Provide revised CD to reflect separate line items, one needs to be paid to broker and the other paid to lender. Cannot have both paid to broker. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification is required. Condition remains.

300200330	57ee506f-2275-e611-9c05-d8d385e1d166	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	General Compliance	Missing Documentation	Evidence of Lender of Record Application Date was not provided in file.	09/12/2016: please see attached	09/12/2016: Audit reviewed print screen verification for Application date 07/13/2016, and has determined that documentation submitted is deemed acceptable. Condition cleared.
300200330	062384cc-6574-e611-9c05-d8d385e1d166	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Environmental fee charged by the settlement service provider in section C of the final Closing Disclosure is missing the introductory description "Title - " Section 1026.37(f)(2) of the regulation indicates : For any item that is a component of title insurance or is for conducting the closing, the introductory description “Title —” shall appear at the beginning of the label for that item.
																													09/06/2016: A Post Closing CD provided in the loan file reflects Title in the fee name. Loan will be rated a B for all agencies.
300200330	f9ea0ca2-9e2f-4ef2-828f-cfe0b5bca6e6	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The NMLS License Number of the Settlement Agent's Contact is missing.
09/12/2016: This condition should be cleared per 4/21/16 email which states "We only need one specific contact from the either lender or broker. If any lender info is missing like the phone number, then this is non-material B grade with the exception of missing NMLS or licensing which is consider a material exception."

09/12/2016: Audit review of missing CD Contact Information, other than Lender or Broker NMLS or Settlement Agents license number (if required by State), is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.

300200330	81a76399-6674-e611-9c05-d8d385e1d166	Incorrect disclosure of DID SHOP Fee (Section C)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of DID SHOP Fee (Section C)	The Title-Settlement or Closing Fee in section C of the final Closing Disclosure is missing the name of the service provider.		09/06/2016: A Post Closing CD provided in the loan reflects the service provider. Loan will be rated a B for all agencies.
300200330	4d968397-6574-e611-9c05-d8d385e1d166	Closing Disclosure document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Closing Disclosure document error	The CD is missing Payee for origination and underwriting fees. Payee for origination and UW fee must have a payee since this is a brokered loan.		09/06/2016: A Post Closing CD provided in the loan file reflects the payee for the origination and underwriting fees. Loan will be rated a B for all agencies.
300200330	c81e1860-6574-e611-9c05-d8d385e1d166	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE is missing the lender's phone number under the section, Additional Information About This Loan.		09/06/2016: Contact info is considered non-material and will be graded a B.
300200330	4ad0cf91-6274-e611-9c05-d8d385e1d166	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/06/2016: A CDA report reflecting a value $1,460,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
300207261	4bb53032-7a9c-e611-b5f3-d8d385e0a8b2	General Compliance Exception	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													B	B	RB	B	B	General Compliance	General Compliance Exception	Final settlement statement in file indicates a cash to close of $14,464.73 vs the post close CD which reflects a cash to close of $14,499.73 with a discrepancy of $35.00.	11/17/2016: see attached corrected CD	11/17/2016: Audit reviewed Post Closing CD, and has determined that cash to close reflects $14,369.73 ($95 refund = $14,464.73). Documentation submitted is deemed acceptable. Loan will be rated a B.
300207261	b51069c0-b49b-e611-b5f3-d8d385e0a8b2	Missing Affiliated Business Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	File is missing the Broker Affiliated Business Disclosure. If the broker is not affiliated with any businesses, please provide an attestation stating such.	11/07/2016: see attached letter	11/07/2016: Audit review of lender attestation statement regarding "Broker has no Affiliated Businesses" is deemed acceptable, condition cleared.
300207261	1337a30d-9ca9-434d-ac00-acca3771b69e	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Credit Report in Section B of the final Closing Disclosure does not reflect the name of the payee. Please note that a letter of explanation to the borrower must also be issued.
10/27/2016:  A Post Closing CD was provided in the loan file reflecting the payee for the Credit Report.  A letter to the borrower was also provided in the loan file.  Loan will be rated a B for all agencies.

300207261	c61d7a79-bdbd-4edd-aa22-06d929e5abeb	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title-Courier/Wire/E-Mail, Title-Endorsement, Title-Messenger/Overnight, Title-Mobile Notary, Title-Premium for Lender's Coverage, Title-Settlement or Closing and Title Sub Escrow fees are reflected in section C of the final Closing Disclosure. The borrower selected a service provider from the WLSP for title services. The Title-Courier/Wire/E-Mail, Title-Endorsement, Title-Messenger/Overnight, Title-Mobile Notary, Title-Premium for Lender's Coverage, Title-Settlement or Closing and Title Sub Escrow fees should be listed in section B of the CD.
																													10/26/2016: A Post Close CD provided in the file reflects the title service fees in Section B. The loan will be rated a B for all agencies.
300207261	999324c0-d8f4-4d66-98a4-7d3ac9ec6416	Finance Charge under disclosed (Exceeds $35 variance/threshold) for Rescindable Transactions	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes	Yes	TILA 130(b) - within 60 days of discovery	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	2	2	A	B	RA	A	A		Finance Charge under disclosed (Exceeds $35 variance/threshold) for Rescindable Transactions
The final Closing Disclosure reflects the Finance Charge as $638,170.39 vs. actual Finance Charge of $638,265.17. An under disclosure of $94.78 which exceeds the $35 allowable tolerance for Rescindable Transactions.
																												11/17/2016: Agree - refund of $95.00 will be sent to the borrower. See attached corrected CD and copy of refund check
11/17/2016: Audit review of revised CD, copy of check for cure of $95, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'. Condition cleared.

300207261	265db887-a860-48b1-b789-4df47a7f1af2	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The Final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing. A LOE regarding the errors is required as well.		10/26/2016: A Post Close CD in the loan file reflects the license numbers as well as a LOE. Condition cleared. The loan will be rated a B for all agencies.
300207261	7e9f15f1-bc9b-e611-b5f3-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE dated 09/15/2016 is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		10/26/2016: This finding is non material. Loan will be graded a B for all agencies.
300207261	7027fe8c-2278-4338-92e7-88e5693c8ce6	Amount Financed over disclosed (Exceeds $35 variance/threshold)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes	Yes	N/A	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	A	B	RA	A	A		Amount Financed over disclosed (Exceeds $35 variance/threshold)
The Amount Financed is over disclosed and exceeds allowable $35 variance/threshold for Refinance Transactions. The Closing Disclosure reflects an Amount Financed of $822,889.15 vs. actual $882,795.15, an over disclosure of $95.00.
																												11/17/2016: Agree - refund of $95.00 will be sent to the borrower.
11/17/2016: Audit review of revised CD, copy of check for cure of $95, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'. Condition cleared.

300207261	70a1c7c6-b49b-e611-b5f3-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in file.	11/03/2016: CDA	11/03/2016: A CDA report reflecting a value $1,100,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300200643	ed8078b3-fe8a-e611-98c2-d8d385e0a8b2	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	General Compliance	Missing Documentation	Evidence of the Lender of Record Application Date was not provided in the file.		10/10/2016: Received evidence of Lender's application date. Condition cleared.
300200643	6a7f36c3-fe8a-e611-98c2-d8d385e0a8b2	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Not Likely	Yes	No Cure once CD Issued	N/A	N/A	N/A	2	2	2	B	B	RB	B	B		Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.
The service provider list in file is an old RESPA service provider list and does not list the individual "services" associated with each provider. It is not the service provider list that is under form H-27 in the rule. The WLSP is itself a violation and it is confusing to consumers because it has text that relates to the GFE.
																													10/05/2016: Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
300200643	ce6c83e1-c813-498c-9ceb-d02dc2dd4c29	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Appraisal Fee in section B of the final Closing Disclosure does not reflect the name of the service provider.		10/05/2016: A Post Closing CD was provided in the loan file that reflects the service provider for the Appraisal Fee. Loan will be rated a B for all agencies.
300200643	a6ec2e68-424d-484d-a068-54b47ba4bcb3	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The Settlement Agent License ID is missing.		10/04/2016: A Post Closing CD provided in the loan reflects the Settlement Agents License ID Number. Loan will be rated a B for all agencies.
300200643	08fe05be-b5f6-40e0-bf16-3c401c8f991c	Waiver by borrower of C.D. timing requirement not properly documented for APR variance (Over disclosed)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure	No Cure	N/A	N/A	2	2	2	B	B	RB	B	B		Waiver by borrower of C.D. timing requirement not properly documented for APR variance (Over disclosed)
Missing evidence of APR re-disclosure. The final Closing Disclosure reflects an APR of 3.865%. The prior Loan Estimate dated 08/19/2016 reflects an APR of 3.997%, which is a difference of 0.132% and exceeds allowable tolerance of 0.125%.
																													10/05/2016: Revised CD dated 09/06/2016 reflects re-disclosed APR of 3.943%. Over disclosure of 0.132% form final LE to final CD is acceptable. Loan will be rated a B for all agencies.
300200643	8fc31d68-7aa5-4003-b179-d5e3cc60fa8b	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	N/A Condition Cleared	N/A Condition Cleared	3	3	2	A	A	RA	A	A		Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
Initial Loan Estimate reflects credit in the amount of $5,381.00. Credit decreased to $3,093.19 on Final Closing Disclosure with no indication of CoC to account for adjustment in credit on previous disclosures. Variance of credit is $2,287.81.

The reason for the discrepancy is due to (1) COC for loan amount increase to $506,250, (2) a relock requested by the borrower to ensure the lock covered the disbursement period and (3) COC for a pricing change due to a reduction in the borrower's FICO score. This reduced the lender credit by $2,287.46. The changes were documented by COCs, lock confirmations and re-disclosed CDs that have already been provided in the file.
																													10/10/2016: Audit reviewed original loan file. COC for pricing adjustment, loan amount & re-lock fee provided. Revised Closing disclosure provided. Condition rescinded.
300200643	65d2a772-2718-4d65-a291-8f469f756982	APR on Final Closing Disclosure is inaccurate in relation to previous Initial disclosure(s) – no evidence of further re-disclosure in file (APR < 0.125 variance – Over disclosed)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes, Potentially	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		APR on Final Closing Disclosure is inaccurate in relation to previous Initial disclosure(s) – no evidence of further re-disclosure in file (APR < 0.125 variance – Over disclosed)
Missing evidence of APR re-disclosure. The final Closing Disclosure reflects an APR of 3.865%. The prior Loan Estimate dated 08/19/2016 reflects an APR of 3.997%, which is a difference of 0.132% and exceeds allowable tolerance of 0.125%.
																													10/05/2016: Revised CD dated 09/06/2016 reflects re-disclosed APR of 3.943%. Over disclosure of 0.132% form final LE to final CD is acceptable. Loan will be rated a B for all agencies.
300200643	7c414c3f-030c-4af5-892a-bf0b008f8f3d	Funding occurred before RTC Expiration Date	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	B	RA	A	A		Funding occurred before RTC Expiration Date	The final closing disclosure reflects a disbursement date prior to expiration of rescission period. The 3 day rescission period was not provided.		10/04/2016: A Post Closing CD in the loan file reflects the correct disbursement date. Loan will be rated a B for all agencies.
300200643	d5a2cb2f-528a-e611-98c2-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE is missing the Lender's e-mail or phone number under the section, additional information about this loan.		10/04/2016: Non-Material finding. Loan will be rated a B for all agencies.
300200643	45e821c4-498a-e611-98c2-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		10/05/2016: A CDA report reflecting a value $650,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300199272	4646f098-7b70-e611-9c05-d8d385e1d166	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing Documentation	The loan file is missing a letter from the non-borrowing spouse giving 100% access to the borrower for accounts #1 and #2 reflected on the loan application.
o09/07/2016: Please provide the guideline that states that an access letter is required for a jointly held access account. The statements provided show the borrower jointly has ownership of the account.
																													09/07/2016: Audit reviewed the Lender Rebuttal, and has determined that the borrower and spouse hold the accounts as joint owners. No access letter is required. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.14%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 817; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 23.50 months reserves

300199272	3ac8779c-5f70-e611-9c05-d8d385e1d166	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		09/01/2016: A CDA report dated 05/11/2016 reflected a value of $1,850,000 with a 0% variance to appraisal value.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.14%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 817; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 23.50 months reserves

300199272	e402480f-7e70-e611-9c05-d8d385e1d166	Missing Affiliated Business Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure for the broker. If the broker is not affiliated with any other businesses, please provide an attestation stating such.	09/07/2016: see attached	09/07/2016: Audit review of Broker Affiliated Business Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.14%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 817; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 23.50 months reserves

300199272	2a03e6a7-6170-e611-9c05-d8d385e1d166	Incorrect disclosure of Origination Charges - Section A	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Origination Charges - Section A	The Originator Compensation and Underwriting Fee reflected in section A of the final Closing Disclosure do not reflect the name of the payee.
09/01/2016:  A Post Closing CD provided in the loan file reflects the payee name for the Originator Compensation and Underwriting Fee in section A.  Condition cleared.  The loan will be rated a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.14%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 817; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 23.50 months reserves

300199272	4ca31e0e-b95b-465e-8978-7907fd7a541b	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title Fees are reflected in section C of the final Closing Disclosure .The borrower selected a service provider from the WLSP for Title Services. The title service fees should be listed in section B of the CD.
																													09/01/2016: A Post closing CD provided in the loan file reflects the title fees in section B. Condition cleared. The loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.14%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 817; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 23.50 months reserves

300199272	0f420adf-adfe-42df-adf3-5c6e3b730209	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The Settlement Agent License ID is missing.		09/01/2016: A Post Closing CD provided in the loan file reflects the License ID for the Settlement Agent. Condition cleared. The loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.14%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 817; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 23.50 months reserves

300199272	fa18d52b-6270-e611-9c05-d8d385e1d166	Closing Disclosure document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Closing Disclosure document error	The Principal Reduction in Section H of the final Closing Disclosure should be reflected in the Payoffs and Payments section on page three of the Closing Disclosure.		09/01/2016: A Post Closing CD in the loan file reflects the remaining rate credit was moved from section H to G and allowed. Condition cleared. The loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.14%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 817; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 23.50 months reserves

300199272	ba3ea54e-67a7-4302-9a1a-0b84b90e982f	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE is missing the lender's e-mail & phone number under the section, Additional Information About This Loan.
09/07/2016: per 4/21/16 email which states "We only need one specific contact from the either lender or broker. If any lender info is missing like the phone number, then this is non-material B grade with the exception of missing NMLS or licensing which is consider a material exception

09/07/2016: Audit review of missing LE Contact Information, other than Lender or Broker NMLS or Settlement Agents license number (if required by State), is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.14%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 817; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 23.50 months reserves

300204161	1c43c2af-698a-e611-98c2-d8d385e0a8b2	General Compliance Exception	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													B	B	RB	B	B	General Compliance	General Compliance Exception
The final CD reflects an Origination fee of $3,388 paid by borrower and an Origination fee of $5852.00 paid by Lender. Compensation to a third party loan originator from both the consumer and the creditor in the transaction is prohibited under 1026.36(d)(2).

11/07/2016: see attached documents with the corrected label and lox10/17/2016: This is a technical issue on our CDs and not a violation based on how the loan actually closed. The issue being that for loans where we paid the compensation to the broker and there wasn’t a enough credit from the rate chosen by the borrower to cover the compensation amount, the borrower had to pay us an LLPA / discount point to cover the difference. We were calling this charge an Origination Fee pursuant to guidance from a CFPB webinar from Oct 2014. However, we were putting this on the same line as the compensation amount we paid to the broker in an effort to minimize confusion. We have since changed the name of the fee paid to us by the borrower to Points, but that has not made its way through our entire pipeline yet. It is important to note that the borrowers were not harmed in any way and at no point did the borrower pay anything to the broker, nor did the broker make any more than their pre-determined compensation plan allowed for. We have redisclosed our CD to reflect what actually happened at closing. Please refer to the attached Funding Wire Breakdown as evidence of the payment to the broker (i.e. Broker's Check amount denoted at bottom).

11/07/2016: : Audit consulted with Compliance, and has determined that sufficient evidence was submitted that verified no violation for dual compensation was reflected on the CD. A revised CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. Condition cleared.11/07/2016: Audit reviewed the revised CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification. HOWEVER, missing the Breakdown.  Previous download contained a breakdown for ANOTHER loan file. Provide the compensation breakdown for this loan file. Condition remains.   11/04/2016: Audit reviewed documents, and has determined that the documentation is for ANOTHER LOAN FILE. Condition remains. 10/17/2016: Audit consulted with Compliance, and has determined that there is a portion of the compensation that can be tied to a Point for the Rate (paid by borrower), but the remaining compensation is not detailed anywhere. Evidence is required to tie all of the fees and identify the payee. Provide the breakdown of the remaining compensation paid. Condition remains.Correction 10/11/2016:  Per Compliance, all of the CDs including the CD at closing reflect lender paid compensation to the broker, as well as the borrower paying a portion of the broker origination charge.  This is indicative of dual compensation and a violation.  There is no way to cure a dual compensation issue. Borrower is due a refund of $3,388.00, however, no downgrade or cure would be applied.  Reissuing a new CD with a new payee name post-closing does not remedy the issue.10/11/2016:  Per Compliance, all of the CDs including the CD at closing reflect lender paid compensation to the broker, as well as the borrower paying a portion of the broker origination charge.  This is indicative of dual compensation and a violation.  There is no way to cure a dual compensation issue. Borrower is due a refund of $3,534.24, however, no downgrade or cure would be applied.  Reissuing a new CD with a new payee name post-closing does not remedy the issue.10/11/2016:  Received post consummation CD.  Referred to Compliance Department

300204161	8cb9cb8b-6a8a-e611-98c2-d8d385e0a8b2	Missing Affiliated Business Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	Affiliated Business Disclosure for the Broker is not provided in file.		10/10/2016: Received attestation no Broker affiliates. Condition cleared.
300204161	0b7cb329-19c7-4203-9cf7-f392c468526d	Missing Special Information Booklet / Home Loan Toolkit	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Special Information Booklet / Home Loan Toolkit	Special Information Booklet not provided in file.		10/10/2016: Received evidence Borrower was provided the Special Information Booklet/Home Loan Toolkit within 3 days of application date. Condition cleared.
300204161	abcdb44c-6a8a-e611-98c2-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	A	A	RA	A	A		Loan Estimate document error	The LE dated 08/09/2016 is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		10/04/2016: Non-Material finding. Loan will be rated a B for all agencies.
300204161	5acf0c4a-6b8a-e611-98c2-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		10/04/2016 A CDA report reflecting a value $775,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300199271	3f8e8ba9-4b7b-e611-9c05-d8d385e1d166	Missing Affiliated Business Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged													B	B(w)	RB	B	B		Missing Affiliated Business Disclosure	File is missing the Broker Affiliated Business Disclosure. If the Broker is not affiliated with any other businesses, please provide an attestation stating such.		09/23/2016: Missing broker AFBD is non-material. Loan will be rated a B for all agencies.
300199271	0a8aba70-7b7b-e611-9c05-d8d385e1d166	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind													A	A	RA	A	A	General Compliance	Missing Documentation	Evidence of the Lender of Record Application Date was not provided in the file.		09/23/2016: Initial disclosures were provided same day as broker app date. Loan is in compliance. Condition rescinded.
300199271	d8b31c8d-a643-492e-9c08-8c88b04aa87e	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title – Endorsement Fee, Title – Mobile Notary Fee, Title – Premium For Lender’s Coverage and Title – Settlement or Closing Fee are reflected in section C of the final Closing Disclosure. The borrower selected a service provider from the WLSP for title services.  The title service provider fees should be listed in section B of the CD.
																													09/16/2016: A Post Closing CD provided in the loan file reflects the title fees in section B. Loan will be graded a B for all agencies.
300199271	0d19c183-b3c6-4124-8262-8412dcb369a6	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The NMLS License Number and/or Contact NMLS License Number of the Settlement Agent are missing.		09/16/2016: A Post Closing CD provided in the loan file reflects the License ID of the Settlement Agent. Loan will be graded a B for all agencies.
300199271	5f36187f-7b7b-e611-9c05-d8d385e1d166	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		09/16/2016: Non-material finding. Loan will be graded a B for all agencies.
300199271	26a0136d-4a7b-e611-9c05-d8d385e1d166	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		09/15/2016: A CDA report reflecting a value $775,,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300200642	9f3e55db-478b-e611-98c2-d8d385e0a8b2	Missing income documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind													A	A	CA	A	A	Income/Employment	Missing income documentation
Missing the most recent pay stub at the time of application and not earlier than 90 days prior to the Note date for the Co-Borrower.  The file contains a pay stub dated XX/XX/XXXX with an application date of XX/XX/XXXX.  Additional conditions may apply.

10/12/2016: The paystub of the co-borrower is dated XX/XX/XXXX and there is an initial signed application dated XX/XX/XXXX. The borrower’s paystub is dated XX/XX/XXXX which is still within 30 days of the application XX/XX/XXXX. please see attached
																													10/12/2016: Audit concurs with the Lender Rebuttal, and has determined that the paystub submitted is sufficient. Condition rescinded.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 753; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 96.40 months reserves; Years in Field Borrower has 24 years in Field

300200642	81aebf40-e08b-e611-98c2-d8d385e0a8b2	General Compliance Exception	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													B	B	RB	B	B	General Compliance	General Compliance Exception	The final Closing Disclosure reflects a Remaining Rate Credit in section H and should be reflected as a Lender Paid Closing Cost.		10/06/2016: A Post Closing CD in the loan file reflects the removal of the Remaining Rate Credit. Condition cleared. The loan will be rated a B.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 753; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 96.40 months reserves; Years in Field Borrower has 24 years in Field

300200642	c0a14c91-df8b-e611-98c2-d8d385e0a8b2	Missing Affiliated Business Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure for the broker. If the broker is not affiliated with any other businesses, please provide an attestation stating such.	10/12/2016: please see attached	10/12/2016: Audit review of lender attestation statement regarding "Broker has no Affiliated Businesses" is deemed acceptable, condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 753; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 96.40 months reserves; Years in Field Borrower has 24 years in Field

300200642	bf360bf0-df8b-e611-98c2-d8d385e0a8b2	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind													A	A	RA	A	A	General Compliance	Missing Documentation	Evidence of Lender of Record Application Date was not provided in file.		10/07/2016: Lender Disclosures with evidence of application date provided within loan file, condition rescinded.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 753; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 96.40 months reserves; Years in Field Borrower has 24 years in Field

300200642	8f58989d-a37f-447b-a0d5-0be34dfeba16	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Not Likely	Yes	No Cure once CD Issued	N/A	N/A	N/A	2	2	2	B	B	RB	B	B		Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	Missing "valid" WLSP. The WLSP in file refers to the GFE which is for Pre-TRID use.		10/06/2016: Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 753; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 96.40 months reserves; Years in Field Borrower has 24 years in Field

300200642	5831e480-56ac-4330-a434-9e9a63c6d9c2	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title -Endorsement fee, Title - Mobile Notary fee(Travel Not Required), Title - Premium for Lender's Coverage and Title - Settlement or Closing fee are reflected in section C of the final Closing Disclosure.  The borrower selected a service provider from the WLSP for title services.  The title service provider fees should be listed in section B of the CD.
																													10/06/2016: A Post Close CD in the loan file reflects the title services were moved from C to B. Condition cleared. The loan will be rated a B.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 753; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 96.40 months reserves; Years in Field Borrower has 24 years in Field

300200642	98c73aa5-3c46-4c3e-a7ed-a1faa34a7879	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure dated XX/XX/XXXX Contact Information section is incomplete. The License Number of the Settlement Agent is missing.		10/06/2016: A Post Close CD in the loan file did not reflect the Settlement Agents License ID. Condition remains.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 753; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 96.40 months reserves; Years in Field Borrower has 24 years in Field

300200642	ef71b08d-428b-e611-98c2-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE dated 08/25/2016 is missing the lenders email, phone number under the section, Additional Information About This Loan.		10/06/2016: This is a non-material issue. The loan will be rated a B.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 753; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 96.40 months reserves; Years in Field Borrower has 24 years in Field

300200642	c69152f2-418b-e611-98c2-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		10/05/2016: A CDA report dated 08/17/2016 reflected a value of $1,000,000 with a 0% variance to appraisal value.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 753; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 96.40 months reserves; Years in Field Borrower has 24 years in Field

300199270	856a0d48-1979-e611-9c05-d8d385e1d166	General Compliance Exception	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													B	B	RB	B	B	General Compliance	General Compliance Exception
The final and post-close CD reflect an Origination fee of $3356.25 paid by borrower and an Origination fee of $7831.25 paid by Lender. Compensation to a third party loan originator from both the consumer and the creditor in the transaction is prohibited under 1026.36(d)(2). Refund to cure required $3356.25. File contains a Borrower Loan Options form in which the Borrower selected Lender-Paid Broker Compensation.
																												09/22/2016: please see attached CD that includes the lox and FX label09/20/2016: please see attached
09/22/2016: Audit reviewed revised CD, and has determined that the origination fee was itemized out as paid to the Broker by the Lender; and paid to the Lender by the Borrower. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a B for all agencies. Condition cleared.    09/20/2016: Audit reviewed revised CD, and has determined that the origination fee was itemized out as paid to the Broker by the Lender; and paid to the Lender by the Borrower. However, MISSING Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.92%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 780; LTV is lower than guideline maximum UW Guides require 70% LTV, loan qualified with LTV of 60.60%

300199270	8897b0b3-3d79-e611-9c05-d8d385e1d166	Closing Disclosure document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Closing Disclosure document error
The Origination Fee and Underwriting Fee reflected in section A of the final Closing Disclosure does not list the Payee for each fee. The Titles services in section C of the final Closing Disclosure are missing the name of the service providers.
																													09/12/2016: Corrected post close CD in file reflects missing payees in Section A and missing service providers in Section C. Loan will be graded a B for all agencies. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.92%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 780; LTV is lower than guideline maximum UW Guides require 70% LTV, loan qualified with LTV of 60.60%

300199270	8502cd1d-1979-e611-9c05-d8d385e1d166	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing Documentation	Evidence of Lender of Record Date not provided in file.	09/20/2016: please see attached
09/20/2016: Audit reviewed evidence of Lender Application, and has determined that the broker and lender Application dates are on the same day. Documentation submitted is deemed acceptable. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.92%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 780; LTV is lower than guideline maximum UW Guides require 70% LTV, loan qualified with LTV of 60.60%

300199270	28427301-3d79-e611-9c05-d8d385e1d166	Failure to obtain Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A	Legal Documents	Failure to obtain Documentation	Missing borrower acknowledged Escrow Waiver.
09/20/2016: The borrower signing the Loan Estimate and Closing Disclosure is acknowledging the escrows are not included in the payment. They also signed the 1st payment letter that doesn't include the escrows.
																													09/20/2016: Audit reviewed the Lender Rebuttal, and has determined that the LE and CD reflected no escrows and were both acknowledged by the borrowers. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.92%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 780; LTV is lower than guideline maximum UW Guides require 70% LTV, loan qualified with LTV of 60.60%

300199270	c55c7924-1779-e611-9c05-d8d385e1d166	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file		09/12/2016: A CDA report reflecting a value $1,477,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.92%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 780; LTV is lower than guideline maximum UW Guides require 70% LTV, loan qualified with LTV of 60.60%

300200641	61be4d14-bc8f-e611-98c2-d8d385e0a8b2	General Compliance Exception	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													B	B	RB	B	B	General Compliance	General Compliance Exception
Added 10/11/2016:  Post consummation CD dated XX/XX/XXXX reflects a closing date of XX/XX/XXXX.  The notary date on the mortgage and the transaction date on the Right to Cancel is XX/XX/XXXX.  Please provide corrected CD.
																												10/14/2016: see attached CD
10/14/2016: Audit reviewed revised CD with corrected closing date, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'. Condition cleared.

300200641	b7ac9740-ab8c-e611-98c2-d8d385e0a8b2	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind													A	A	RA	A	A	General Compliance	Missing Documentation	Evidence of Lender of Record Application Date not provided in file.		10/11/2016: Lender's disclosures were provided within 3 days of Broker's application date. Condition rescinded.
300200641	3509019e-ab8c-e611-98c2-d8d385e0a8b2	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title – Environmental Protection Lien, Title – Mobile Notary Fee, Title – Premium for Lender’s Coverage, Title – Recording Fee and Title – Settlement or Closing Fee are reflected in section C of the final Closing Disclosure. The borrower selected a service provider from the WLSP for title services. The title service fees should be listed in section B of the CD.
																													10/07/2016: Corrected post close CD in file reflect title fees moved to Section B. Loan will be graded a B for all agencies. Condition cleared.
300200641	6b2121a2-aa8c-e611-98c2-d8d385e0a8b2	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing.		10/07/2016: Corrected post close CD in file reflect missing license number. Loan will be graded a B for all agencies. Condition cleared.
300200641	135f0b0f-3373-4429-be2a-4d5e70371b96	Funding occurred before RTC Expiration Date	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	B	RA	A	A		Funding occurred before RTC Expiration Date	The Loan was disbursed on XX/XX/XXXX while the last day of the rescission period was XX/XX/XXXX.		10/07/2016: Lender provided a revised Closing Disclosure with the corrected disbursement date of XX/XX/XXXX.
300200641	07e48266-ab8c-e611-98c2-d8d385e0a8b2	Closing Disclosure document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Closing Disclosure document error	The remaining rate credit should not be disclosed in Section H. A general credit would be listed in Section J of the C.D		10/11/2016: Received post consummation CD reflecting rate credit as Lender paid property taxes. Condition cleared.
300200641	d4191a9f-3e8b-e611-98c2-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in file.		10/10/2016: A CDA report reflecting a value $780,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
300199315	20f244a5-9589-e611-98c2-d8d385e0a8b2	Missing Affiliated Business Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	File is missing the Broker Affiliated Business Disclosure. If the broker is not affiliated with any other businesses, please provide an attestation stating such.	10/10/2016: please see attached	10/10/2016: Audit review of lender attestation statement regarding "Broker has no Affiliated Businesses" is deemed acceptable, condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.61; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 781; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 19 months reserves

300199315	3e2e6dde-9589-e611-98c2-d8d385e0a8b2	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	General Compliance	Missing Documentation	Evidence of Lender of Record Application Date was not provided in file.	10/10/2016: please see attached	10/10/2016: Audit reviewed evidence of Lender Application, and has determined that the Application date is 07/18/2016. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.61; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 781; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 19 months reserves

300199315	8ad08d69-c196-46cf-abac-96299f4e31ff	Missing corresponding W.L.S.P. for Initial L.E. in File DID SHOP Fee (Section C)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	No Cure	N/A Condition Cleared	N/A Condition Cleared	3	3	2	A	A	RA	A	A		Missing corresponding W.L.S.P. for Initial L.E. in File DID SHOP Fee (Section C)	The WLSP corresponding to the initial LE dated 07/15/2016 is missing from the loan file.	10/10/2016: please see attached	10/10/2016: Audit reviewed WLSP dated 07/18/2016, and has determined that no service providers were listed. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.61; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 781; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 19 months reserves

300199315	873deedb-3387-e611-98c2-d8d385e0a8b2	Missing Loan Estimate / LE Not in File	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes	Yes	No Cure Missing Doc Not Provided	No Cure Missing Doc Not Provided	N/A Condition Cleared	N/A Condition Cleared	3	3	3	A	A	RA	A	A		Missing Loan Estimate / LE Not in File	Missing LE to correspond with COC dated 07/18/2016 for the loan amount increase.	10/10/2016: LE not needed, please see attached rate lock info	10/10/2016: Audit reviewed LE dated 07/15/2016, and has determined that the correct loan amount. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.61; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 781; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 19 months reserves

300199315	ac5080f6-d2d5-4106-bee9-f3565a0b21ce	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The contact MA license ID of the Settlement Agent is missing.		10/03/2016: Corrected post close CD in file reflects missing license ID. Loan will be graded a B for all agencies. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.61; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 781; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 19 months reserves

300199315	0ff62a10-e8f0-45ba-b136-623ba0365add	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	N/A Condition Cleared	N/A Condition Cleared	3	3	2	A	A	RA	A	A		Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE dated 07/15/2016 reflects a lender credit in the amount of $3,279.00. The lender credit decreased to $2,599.94 on the Final CD and Post Close CD with no indication of a valid COC to account for the $679.06 decrease in the credit.
																												10/10/2016: please see attached
10/10/2016: Audit review of Rate Lock Confirmation dated 08/26/2016 confirms a re-lock included in pricing, therefore no refund is required. Documentation, for Lender Credit, submitted is deemed acceptable, condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.61; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 781; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 19 months reserves

300199315	1ad237b4-9789-e611-98c2-d8d385e0a8b2	Closing Disclosure document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Closing Disclosure document error	The Credit Report fee reflected in section B of the final Closing Disclosure does not list the Payee for the fee.		10/03/2016: Corrected post close CD in file reflects missing payee in Section B. Loan will be graded a B for all agencies. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.61; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 781; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 19 months reserves

300199315	d488535d-1b2d-4266-989d-fe51907f8563	Missing E Consent Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	Material	Yes	Yes	Not Likely	Yes	No Cure - Missing Doc Not Provided	No Cure	N/A - Condition Cleared	N/A	3	3	2	A	A	RA	A	A		Missing E Consent Disclosure	E-consent from borrowers was not provided in file. Please provide missing E-consents.		10/15/2016: E-Consent was included as part of the Intent to Proceed.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.61; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 781; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 19 months reserves

300199315	d3974d11-2287-e611-98c2-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/30/16: CDA reflecting a value of $1,500,000.00 which is a -0.0% variance. within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.61; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 781; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 19 months reserves

300222990	cd536284-0b96-e611-b5f3-d8d385e0a8b2	General Compliance Exception	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													B	B	RB	B	B	General Compliance	General Compliance Exception
The final CD reflects an Origination fee of $3,189.99 paid by borrower and an Origination fee of $10,074.01 paid by Lender. Compensation to a third party loan originator from both the consumer and the creditor in the transaction is prohibited under 1026.36(d)(2).  File contains a signed Borrower Loan Option form in which Lender-Paid Broker Compensation was selected.

11/03/2016: Audit consulted with Compliance, and has determined that sufficient evidence was submitted that verified no violation for dual compensation was reflected on the CD. A revised CD, Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'. Condition cleared.

300222990	3aa7915c-3296-e611-b5f3-d8d385e0a8b2	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The credit report in section B of the final Closing Disclosure is missing the name of the service provider.		10/19/2016: A Post Closing CD provided in the loan file reflects the credit report service provided. Loan will be rated a B for all agencies.
300222990	77e0760d-7b3e-4728-b229-1f56b97243c1	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The License ID of the Settlement Agent is missing.  Provide a letter of explanation to the borrower, corrected CD, and evidence of delivery.
																													10/19/2016: A Post Close CD in the loan file reflects the Settlement Agents License ID and LOE with confirmation of delivery. Condition cleared. The loan will be rated a B for all agencies.
300222990	aaa8ddbf-0b96-e611-b5f3-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE dated 09/20/2016 is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		10/19/2016: Non-Material finding. Loan will be rated a B for all agencies.
300222990	09f1f3d8-0b96-e611-b5f3-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		10/19/2016: A CDA report dated 08/05/2016 reflected a value of $830,000.00 which is a 0.0% variance to appraisal value. Condition cleared.
300199630	e2c69fd5-5c7f-e611-9c05-d8d385e1d166	General Compliance Exception	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													B	B	RB	B	B	General Compliance	General Compliance Exception
The final CD reflects an Origination fee of $665.64 paid by borrower and an Origination fee of $9,654.36 paid by Lender. Compensation to a third party loan originator from both the consumer and the creditor in the transaction is prohibited under 1026.36(d)(2). The file contains a Borrower Loan Options form in which the Borrower selected Lender-Paid Broker Compensation.
																												09/23/2016: please see attached
09/23/2016: Audit reviewed revised CD, and has determined that the origination fee was itemized out as paid to the Broker by the Lender; and paid to the Lender by the Borrower. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a B for all agencies. Condition cleared.

 CLTV is lower than guideline maximum UW Guides max 80% CLTV, loan qualified with CLTV of 75%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 756; Reserves are higher than guideline minimum UW Guides require 9 months Subject reserves, loan qualified with 376 months reserves

300199630	888eec5c-5d7f-e611-9c05-d8d385e1d166	Missing Affiliated Business Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	File is missing the Broker Affiliated Business Disclosure. If the Broker is not affiliated with any other businesses, please provide an attestation stating such.	09/23/2016: please see attached	09/23/2016: Audit review of lender attestation statement regarding "Broker has no Affiliated Businesses" is deemed acceptable, condition cleared.
 CLTV is lower than guideline maximum UW Guides max 80% CLTV, loan qualified with CLTV of 75%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 756; Reserves are higher than guideline minimum UW Guides require 9 months Subject reserves, loan qualified with 376 months reserves

300199630	aed9d00a-807f-e611-9c05-d8d385e1d166	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	General Compliance	Missing Documentation	Evidence of Lender of Record Application Date was not provided in file.	09/23/2016: please see attached
09/23/2016: Audit reviewed evidence of Lender Application, and has determined that the broker and lender Application dates are on the same day. Documentation submitted is deemed acceptable. Condition cleared.

 CLTV is lower than guideline maximum UW Guides max 80% CLTV, loan qualified with CLTV of 75%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 756; Reserves are higher than guideline minimum UW Guides require 9 months Subject reserves, loan qualified with 376 months reserves

300199630	689e75fe-6a5d-4074-8438-4ad7056bfb6e	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The NMLS License Number and/or State License number of the Settlement Agent, Borrower and Seller Real Estate Broker are missing.		09/20/2016: Corrected post close CD in file reflects all missing License Numbers. Loan will be graded a B for all agencies. Condition cleared.
 CLTV is lower than guideline maximum UW Guides max 80% CLTV, loan qualified with CLTV of 75%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 756; Reserves are higher than guideline minimum UW Guides require 9 months Subject reserves, loan qualified with 376 months reserves

300199630	9d836bbb-5b7f-e611-9c05-d8d385e1d166	General Credit Exception	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	General Credit Exception	Missing proof of satisfaction of Auto Installment account (A); Additional conditions may apply	09/23/2016: please see attached	09/23/2016: Audit reviewed Auto Installment payoff, and has determined that sufficient evidence was provided to verify payoff confirmation. Condition cleared.
 CLTV is lower than guideline maximum UW Guides max 80% CLTV, loan qualified with CLTV of 75%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 756; Reserves are higher than guideline minimum UW Guides require 9 months Subject reserves, loan qualified with 376 months reserves

300199630	3ed38269-5b7f-e611-9c05-d8d385e1d166	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/20/2016: A CDA report reflecting a value $695,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
 CLTV is lower than guideline maximum UW Guides max 80% CLTV, loan qualified with CLTV of 75%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 756; Reserves are higher than guideline minimum UW Guides require 9 months Subject reserves, loan qualified with 376 months reserves

300199621	39f2a035-568a-e611-98c2-d8d385e0a8b2	General Compliance Exception	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													B	B	RB	B	B	General Compliance	General Compliance Exception	The Remaining Rate Credit reflected in section H of the final Closing Disclosure should be reflected as a Lender Paid Closing Cost.		10/04/2016: A Post Closing CD in the loan file reflected the remaining rate credit was moved to section F and prepaid interest. Condition cleared. The loan will be rated a B.
300199621	723dd9c4-558a-e611-98c2-d8d385e0a8b2	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	General Compliance	Missing Documentation	Evidence of Lender of Record Application Date was not provided in file.
10/05/2016: Audit reviewed evidence of Lender Application, and has determined that the broker and lender Application dates are on the same day. Documentation submitted within the loan file is deemed acceptable. Condition cleared.

300199621	eb8c1ae5-3e8b-4e72-916e-c0e18c65b172	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title - Endorsement fee, Title - Mobile Notary Fee(Travel not required), Title - Premium for Lender's Coverage and Title - Settlement or Closing Fee are reflected in section C of the final Closing Disclosure.  The borrower selected a service provider listed on the WLSP for the title services.  The title service fee should be listed in section B of the CD.
																													10/04/2016: A Post Close CD in the loan file shows fees were moved from section C to B. Condition Cleared. The loan will be rated a B.
300199621	3653074f-5ad3-4f21-919b-5f7edf437037	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License ID for the Settlement Agent is missing.		10/04/02016: A Post Close CD in the loan file reflects the license ID. Condition cleared. The loan will be rated a B.
300199621	76220af0-558a-e611-98c2-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE is missing the lender e-mail address and phone number under the section, Additional Information About This Loan.
10/04/2016: Audit review of missing LE Contact and/or General Information, other than Lender or Broker NMLS or Settlement Agents license number (if required by State), was corrected on the final CD is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.

300199621	1a5c6faa-568a-e611-98c2-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		10/04/2016: A CDA report dated 08/08/2016 reflected a value of $765,000 with a 0% variance to appraisal value.
300199419	efe57288-cd79-e611-9c05-d8d385e1d166	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	General Compliance	Missing Documentation	Evidence of the Lender of Record Application Date was not provided in file.	09/16/2016: please see attached	09/16/2016: Audit reviewed print screen, and has determined that the lender application date is 07/18/2016. Documentation submitted is deemed acceptable. Condition cleared.
300199419	ccc02a43-cd79-e611-9c05-d8d385e1d166	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Not Likely	Yes	No Cure once CD Issued	N/A	N/A	N/A	2	2	2	B	B	RB	B	B		Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.
The service provider list in file is an old RESPA service provider list and does not list the individual "services" associated with each provider. It is not the service provider list that is under form H-27 in the rule. The WLSP is itself a violation and it is confusing to consumers because it has text that relates to the GFE.
																													09/13/2016: Services provided on WLSP were not itemized. Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
300199419	26c616d6-3fdb-4087-af72-64c380d4d29e	Incorrect disclosure of Origination Charges - Section A	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Origination Charges - Section A	The Origination Fee and the Underwriting Fee reflected in section A of the final Closing Disclosure are missing the name of payee.		09/13/2016: A Post Closing CD provided in the loan file reflects the payee name for the Origination and the Underwriting Fee in section A. Loan will be rated a B for all agencies.
300199419	73d76b79-cc79-e611-9c05-d8d385e1d166	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Appraisal Fee and Credit Report in section B of the final Closing Disclosure are missing the name of the service provider.		09/13/2016: A Post Closing CD provided in the loan file reflects the service providers. The loan will be rated a B for all agencies.
300199419	ceecd4c5-b494-4721-aa15-e6b0ca284ead	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title-Courier/Wire-E-Mail, Title-Endorsement, Title-Mobile Notary, title-Premium for Lender's Coverage, Title-Settlement or Closing, Title-Messenger and Title-Sub Escrows fees are reflected in section C of the final Closing Disclosure. The borrower selected a service provider from the WLSP for title services. The Title-Courier/Wire-E-Mail, Title-Endorsement, Title-Mobile Notary, title-Premium for Lender's Coverage, Title-Settlement or Closing, Title-Messenger and Title-Sub Escrows fees should be listed in section B of the CD.
																													09/13/2016: A Post Closing CD provided in the loan file reflects title service fees in Section B. The loan will be rated a B for all agencies.
300199419	a6566349-54ec-40d0-8d7c-577ad80f0e93	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The NMLS License Number of the Settlement Agent is missing.		09/13/2016: A Post Closing CD provided in the loan file reflects the License ID of the Settlement Agent. The loan will be rated a B for all agencies.
300199419	ac30f529-cc79-e611-9c05-d8d385e1d166	Incorrect disclosure of DID SHOP Fee (Section C)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of DID SHOP Fee (Section C)	The Title-Settlement or Closing fee in section C of the final Closing Disclosure is missing the name of the service provider.		09/13/2016: A Post Closing CD provided in the loan file reflects the service provider. The loan will be rated a B for all agencies.
300199419	cceaa4e9-cd79-e611-9c05-d8d385e1d166	Closing Disclosure document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Closing Disclosure document error
The Principal Reduction - Excess Rate Credit should not be disclosed in Section H of the final Closing Disclosure.  The Principal Reduction - Excess Rate Credit in Section H of the final Closing Disclosure should be reflected in the Payoffs and Payments section on page three of the Closing Disclosure.  Proper disclosure of credits is referenced in 1023.38(H)(3).
																												09/16/2016: please see attached
09/16/2016: Audit reviewed revised CD, and has determined that the Principle Reduction reflected in section H was moved to the "Payoffs and Payment" section and is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. Condition cleared.

300199419	b3ea86dd-cc79-e611-9c05-d8d385e1d166	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE is missing the lender's email or phone number under the section, Additional Information About This Loan.		09/13/2016: Contact info is considered non-material and will be graded a B.
300199419	5f557d38-cb79-e611-9c05-d8d385e1d166	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/13/2016: CDA reflecting a value of $1,625,000 which is a 0.0% variance. Condition cleared.
300199594	87dd3a39-1471-e611-9c05-d8d385e1d166	Missing Affiliated Business Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	File is missing the Broker Affiliated Business Disclosure. If the broker is not affiliated with any other businesses, please provide an attestation stating such.	09/12/2016: please see attached	09/12/2016: Audit review of lender attestation statement regarding "Broker has no Affiliated Businesses" is deemed acceptable, condition cleared.
300199594	60139b49-1571-e611-9c05-d8d385e1d166	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	General Compliance	Missing Documentation	Unable to determine the application date. The lender's TILA-RESPA Integrated Disclosure in the file is dated prior to the broker's initial 1003 and loan documents. Additional conditions may apply.
09/16/2016: Please see the attached disclosure inventory lists as proof of when applications were taken and corresponding disclosures were provided to borrowers. As you will see from these lists, the 1003 application form is included in all of them, as well as the LE and other required disclosures. We believe these all meet the date requirements for compliance due to the fact that they are being provided at the time the application is being taken. Please let us know if there is anything further that needs to be provided in order to clear these findings.
																													09/16/2016: Audit re-analyzed the loan file, and has determined that the Broker and Lender application date 07/20/2016 are one and the same. Condition cleared.
300199594	0be14ba2-0cce-4e6e-a49e-fdc43fd6b6f9	Incorrect disclosure of Origination Charges - Section A	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Origination Charges - Section A	The CD is missing Payee for origination and underwriting fees. Payee for origination and UW fee must have a payee since this is a brokered loan.		09/02/2016: A Post Closing CD provided in the file reflects payee for origination and underwriting fees. Loan will be rated a B for all agencies.
300199594	ff03b373-1571-e611-9c05-d8d385e1d166	Incorrect disclosure of Transfer Taxes - Section E	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax.		09/02/2016: A Post Closing CD provided in the file reflects the transfer tax government entity. Loan will be rated a B for all agencies.
300199594	59879819-0583-4801-94e0-84bfbea8b7c2	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License ID of the Borrowers Real Estate Broker, Sellers Real Estate Broker and the Settlement Agent is missing.		09/02/2016: A Post Closing CD provided in the file reflects all License ID's. Loan will be rated a B for all agencies.
300199594	a0bd08f2-1471-e611-9c05-d8d385e1d166	Closing Disclosure document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Closing Disclosure document error	The HOA Dues and Real Estate Commission in section H of the final Closing Disclosure do not reflect name of payee.		09/02/2016: A Post Closing CD provided in the file reflects payee name for the HOA Dues and Real Estate Commission. Loan will be rated a B for all agencies.
300199594	d69c477c-3b71-e611-9c05-d8d385e1d166	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE is missing the lender's phone number under the section, Additional Information About This Loan.		09/02/2016: Non-Material finding. Loan will be rated a B for all agencies.
300199594	3f772711-1471-e611-9c05-d8d385e1d166	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.	09/09/2016: CDA
09/09/2016: A CDA report reflecting a value $650,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared. (Revised)09/06/2016: The CDA report provided reflects an incorrect address spelling, the address on CDA does not reflect Note address. Condition remains.09/02/2016: CDA reflecting a value of $650,000 which is a 0.0% variance. Condition cleared.

300201512	1b905ca7-f262-e611-8516-d8d385e1d166	Missing Affiliated Business Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	File is missing the Broker Affiliated Business Disclosure. If the broker is not affiliated with any other businesses, please provide an attestation stating such.		08/19/2016: Received attestation no affiliates. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.36%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 732; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  12.20 months reserves

300201512	ed4550b6-f262-e611-8516-d8d385e1d166	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Not Likely	Yes	No Cure once CD Issued	N/A	N/A	N/A	2	2	2	B	B	RB	B	B		Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for.		Services provided on WLSP were not itemized. Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.36%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 732; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  12.20 months reserves

300201512	9e65bb77-008e-4cae-a7f0-ac17f8297de0	Revised LE provision timing requirement to consummation not met	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	No Cure	No Cure	N/A Condition Cleared	N/A Condition Cleared	3	3	3	A	A	RA	A	A		Revised LE provision timing requirement to consummation not met	Revised LE provision timing requirement to consummation not met.	08/25/2016: please see attached08/24/2016: Final LE was dated 7/27/16 and was esigned by both borrower on 7/27/16.
08/25/2016: Audit review of print screen reflects borrower opened and received LE same day verified by e-signature, documentation was submitted within 4 days of consummation and is deemed acceptable. Condition cleared08/24/2016: Audit reviewed the Lender Rebuttal, and has determined that sufficient evidence was not provided to verify esignature date by borrower's. Provide print screen to verify timing requirements for LE. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.36%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 732; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  12.20 months reserves

300201512	9268bf2e-b845-4743-97e5-df03c7f7d78e	Incorrect disclosure of Origination Charges - Section A	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Origination Charges - Section A	The Discount Fee, Originator Compensation and Underwriting Fee reflected in section A of the final Closing Disclosure do not reflect the name of the payee.
08/15/2016:  A Post Closing CD provided in the loan file reflects the payee name for the Discount Fee, Originator Compensation and Underwriting Fee in section A.  Loan will be rated a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.36%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 732; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  12.20 months reserves

300201512	7a7a9b96-3e11-4dc9-9a27-f3197600babb	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Credit Report Fee reflected in section B of the final Closing Disclosure does not reflect the name of the payee.		08/15/2016: A Post Closing CD provided in the loan file reflects the payee name for the Credit Report Fee in section B. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.36%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 732; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  12.20 months reserves

300201512	7086a99e-4a33-463c-8887-852c0c4aa1cf	Finance Charge under disclosed (Exceeds $100 variance/threshold) for Purchase Transactions	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	YEs	Yes	Yes	Yes	TILA 130(b) - within 60 days of discovery	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	2	2	A	B	RA	A	A		Finance Charge under disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The final Closing Disclosure reflects the Finance Charge as $479,541.59 vs. actual Finance Charge of $479,821.51.  An under disclosure of $279.92 Finance Charge under disclosed exceeds $100 variance/threshold for Purchase Transactions.
																												09/07/2016: please see attached09/02/2016: please see attached08/29/2016: please see attached
09/07/2016: Audit reviewed revised CD, and has determined that the $280 cure was reflected in Section J. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'.  Condition cleared.09/02/2016: Audit reviewed revised CD, and has determined that the $280 cure was not reflected in Section J or specific credit next to line item it was applied to on the CD. Condition remains.08/29/2016: Audit reviewed check for cure of $280.00, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification. However, missing copy of revised CD with $280 cure reflected. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.36%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 732; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  12.20 months reserves

300201512	78a46775-aa12-48f0-bf32-e15e08b0e83f	Waiver by borrower of Revised LE timing requirement not provided or properly documented	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	No Cure	N/A Condition Cleared	N/A Condition Cleared	3	3	2	A	A	RA	A	A		Waiver by borrower of Revised LE timing requirement not provided or properly documented	No waiver in file signed by the borrower waiving the Loan Estimate timing requirement.	08/25/2016: please see attached08/24/2016: Final LE was dated 7/27/16 and was esigned by both borrower on 7/27/16.
08/25/2016: Audit review of print screen reflects borrower opened and received LE same day verified by e-signature, documentation was submitted within 4 days of consummation and is deemed acceptable. Condition cleared.08/24/2016: Audit reviewed the Lender Rebuttal, and has determined that sufficient evidence was not provided to verify esignature date by borrower's. Provide print screen to verify timing requirements for LE. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.36%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 732; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  12.20 months reserves

300201512	dfda8c72-1039-4714-80c2-e73882488629	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The Email Address of the Lender and the NMLS License Number and/or Contact NMLS License Number of the Settlement Agent are missing.
																													08/15/2016: A Post Closing CD in the loan file reflects the NMLS License Number for of the Settlement Agent. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.36%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 732; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  12.20 months reserves

300201512	206298c6-f262-e611-8516-d8d385e1d166	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE is missing the lender's e-mail & phone number under the section, Additional Information About This Loan.	08/24/2016: please see attached
08/24/2016: Audit review of missing LE Contact and/or General Information, other than Lender or Broker NMLS or Settlement Agents license number (if required by State), was corrected on the final CD is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.36%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 732; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  12.20 months reserves

300201512	758b5449-53b9-4c69-aaee-b88e853cc112	Amount Financed over disclosed (Exceeds $100 variance/threshold) for Purchase Transactions	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes	Yes	N/A	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Amount Financed over disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The Amount Financed is over disclosed and exceeds allowable $100 variance/threshold for Purchase Transactions. The Post Close Closing Disclosure reflects an Amount Financed of $693,344.49 vs. actual $693,064.49, an over disclosure of $280.00.
																												09/07/2016: please see attached09/02/2016: please see attached08/29/2016: please see attached
09/07/2016: Audit reviewed revised CD, and has determined that the $280 cure was reflected in Section J. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'.  Condition cleared.09/02/2016: Audit reviewed revised CD, and has determined that the $280 cure was not reflected in Section J or specific credit next to line item it was applied to on the CD. Condition remains.08/29/2016: Audit reviewed check for cure of $280.00, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification. However, missing copy of revised CD with $280 cure reflected. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.36%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 732; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  12.20 months reserves

300201512	17596148-f162-e611-8516-d8d385e1d166	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing Documentation	The Notes Payable due in less than 1 year were not included in the income calculation with no explanation. Missing CPA letter explaining why Notes Payable due in less than 1 year are not due.	08/24/2016: please review attached highlighted	08/24/2016: Audit reviewed 2015/2014 form 1120S, and has determined that no Notes payable due in less than 1 year were reflected on documentation submitted. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.36%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 732; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  12.20 months reserves

300201512	2f64adac-d160-e611-b595-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		08/19/2016: CDA provided reflecting a value of $1,005,000 which is a % variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.36%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 732; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  12.20 months reserves

300189756	d5727185-54a7-e611-b5f3-d8d385e0a8b2	Appraisal date cannot be more than 90 days before the note date	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind													A	A	CA	A	A	Terms/Guidelines	Appraisal date cannot be more than 90 days before the note date	The appraisal is dated 07/13/2016 which is greater than 90 days before the consummation date.		11/21/16: Upon further review, maximum age prior to the note date is 120 days. Condition rescinded.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 66.13%.; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months payment history with no late payments reported.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 13.60 months reserves

300189756	ee73e363-5ba7-e611-b5f3-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.	11/16/2016: CDA	11/16/2016: A CDA report reflecting a value $1,200,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 66.13%.; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months payment history with no late payments reported.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 13.60 months reserves

300189756	abb05eff-5ca7-e611-b5f3-d8d385e0a8b2	General Compliance Exception	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	General Compliance	General Compliance Exception
All loan costs associated with the transaction need to be listed regardless of who pays the fee. 1026.38(f) Under the master heading “Closing Cost Details” with columns stating whether the charge was borrower-paid at or before closing, seller-paid at or before closing, or paid by others, all loan costs associated with the transaction, listed in a table under the heading “Loan Costs.” The table shall contain the items and amounts listed under four subheadings, described in paragraphs (f)(1) through (5) of this section.  The loan file contains the credit report bill for $24.95. The final closing CD reflects a credit report fee of $23.75.
																													11/21/16: Lender provided the corrected CD, LOE to the borrower, and evidence of mailing. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 66.13%.; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months payment history with no late payments reported.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 13.60 months reserves

300189756	045d12e0-d03a-4d60-86c2-3274fa005ee8	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License ID of the Settlement Agent is missing.
11/10/2016:  A Post Closing CD provided in the loan reflects the License ID of the Settlement Agent.  A letter provided to the borrower was also provided in the file.  Loan will be graded a B for all agencies.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 66.13%.; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months payment history with no late payments reported.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 13.60 months reserves

300189756	654934da-5ca7-e611-b5f3-d8d385e0a8b2	Closing Disclosure document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	A	A	RA	A	A		Closing Disclosure document error	The property taxes in Section F of the Final CD is missing the government entity.		11/21/16: Lender provided the corrected CD, LOE to the borrower, and evidence of mailing. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 66.13%.; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months payment history with no late payments reported.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 13.60 months reserves

300189756	6f92329d-5ca7-e611-b5f3-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE dated 10/06/2016 is missing the lender's phone number under the section, Additional Information About This Loan.		11/10/2016: This finding is not material. Loan will be graded a B for all agencies.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 66.13%.; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months payment history with no late payments reported.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 13.60 months reserves

300199699	cd0fb719-1284-e611-98c2-d8d385e0a8b2	Missing Affiliated Business Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure for the broker. If the broker is not affiliated with any other businesses, please provide an attestation stating such.	09/29/2016: please see attached	09/29/2016: Audit review of lender attestation statement regarding "Broker has no Affiliated Businesses" is deemed acceptable, condition cleared.
300199699	7ae4f18f-3435-4871-be73-12dfa75dca70	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	General Compliance	Missing Documentation	Evidence of Lender of Record Application Date was not provided in file.	09/29/2016: please see attached
09/29/2016: Audit reviewed evidence of Lender Application, and has determined that the broker and lender Application dates are on the same day. Documentation submitted is deemed acceptable. Condition cleared.

300199699	786bde7b-1284-e611-98c2-d8d385e0a8b2	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Appraisal fee in section B of the final Closing Disclosure is missing the name of the service provider.		09/26/2016: A Post Closing CD in the loan file reflects the service provider. Condition cleared. The loan will be rated a B.
300199699	9212cf8d-e0ce-4f19-8f1a-52bfb31499fd	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The NMLS License Number and Contact MN License Id of the Buyer and Seller Real Estate Brokers are missing.
09/29/2016: This condition should be cleared per 4/21/16 email which states "We only need one specific contact from the either lender or broker. If any lender info is missing like the phone number, then this is non-material B grade with the exception of missing NMLS or licensing which is consider a material exception."

09/29/2016: Audit review of missing CD Contact Information, other than Lender or Broker NMLS or Settlement Agents license number (if required by State), is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.09/26/2016:  A Post Closing CD in the loan file reflects the Sellers Real Estate Broker License ID for the Contact and Broker however; the Buyer's MN License ID is still missing.  Condition remains.

300199699	66991fda-1184-e611-98c2-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE is missing the lender e-mail address and phone number under the section, Additional Information About This Loan.	09/29/2016: the final rvsd cd in file upload takes precedence over this
09/29/2016: Audit review of missing LE Contact and/or General Information, other than Lender or Broker NMLS or Settlement Agents license number (if required by State), was corrected on the final CD is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.09/26/2016:  This is a non-compliant issue.  The loan will be rate a B.

300199699	5ea506d6-1284-e611-98c2-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report is required.		09/26/2016: A CDA report dated 08/29/2016 reflected a value of $1,000,000 with a -4.8% variance to appraisal value
300199698	c10f4ee5-259d-e611-b5f3-d8d385e0a8b2	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind													A	A	CA	A	A	Legal Documents	Missing Documentation	Missing copy of executed Inter spousal Transfer Deed {Per subject property State}.	11/07/2016: Borrower is on title as property being is sole and separate property. A transfer deed wouldn't be needed for this transaction since the property is vested in the borrower's name.
11/07/2016: Audit concurs with the Lender Rebuttal, and has determined that the title is currently held as "A married man as his sole and separate property" therefore an Inter Spousal Transfer Deed is not required. Condition rescinded.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 796; LTV is lower than guideline maximum UW Guides require 65% LTV, loan qualified with LTV of 56.53%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 229.80 months reserves

300199698	26f5ba08-dc9d-e611-b5f3-d8d385e0a8b2	Missing Lease agreement	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing Lease agreement
Lease in file is expired as of 04/30/2016. Lender's guidelines require if the current lease is expired, provide either canceled rent checks to document all payments made from when the lease expired through the application date. Lease in file is expired. Per appendix Q, both IRS Form 1040 Schedule E; and a current lease/rental agreement is necessary to verify all consumer rental income; in order for the loan to be classified as a Qualified Mortgage.
																												11/07/2016: see attached payments
11/07/2016: Audit reviewed the borrower's Bank Statements, and has determined that sufficient evidence was provided to verify rental payment history to prove it was from the same tenant month over month from 01/2016 through Application date. Loan is QM compliant. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 796; LTV is lower than guideline maximum UW Guides require 65% LTV, loan qualified with LTV of 56.53%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 229.80 months reserves

300199698	3531bbc4-db9d-e611-b5f3-d8d385e0a8b2	Missing Executed Personal Tax Returns	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A		Missing Executed Personal Tax Returns	2014 & 2015 Personal Tax Returns in file were not signed.	11/07/2016: see attached
11/07/2016: Audit reviewed executed 2014/2015 Tax Returns, and has determined that the Tax Returns were obtained on date of consummation. Documentation is deemed acceptable. Loan meets QM requirements. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 796; LTV is lower than guideline maximum UW Guides require 65% LTV, loan qualified with LTV of 56.53%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 229.80 months reserves

300199698	6907641e-219d-e611-b5f3-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.	11/07/2016: CDA	11/07/2016: A CDA report reflecting a value $1,615,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 796; LTV is lower than guideline maximum UW Guides require 65% LTV, loan qualified with LTV of 56.53%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 229.80 months reserves

300199698	a52b2043-299d-e611-b5f3-d8d385e0a8b2	General Compliance Exception	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													B	B	RB	B	B	General Compliance	General Compliance Exception
Compensation to a third party loan originator from both the consumer and the creditor in the transaction is prohibited under 1026.36(d)(2). Ref: 1026.38(f)(1)-2. Borrower paid an Origination fee of $2,748.13. Refund to cure required of $2,748.13.  File contains a signed Borrower Loan Option form in which Lender-Paid Broker Compensation was selected.
																												11/08/2016: see attached job aid11/07/2016: see attached job aid and corrected CD
11/08/2016: Audit consulted with Compliance, and has determined that sufficient evidence was submitted that verified no violation for dual compensation was reflected on the CD. A revised CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. Condition cleared. 11/07/2016: Audit reviewed revised CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification. HOWEVER, missing the compensation breakdown of points. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 796; LTV is lower than guideline maximum UW Guides require 65% LTV, loan qualified with LTV of 56.53%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 229.80 months reserves

300199698	b7c94a24-239d-e611-b5f3-d8d385e0a8b2	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Appraisal Fee in section B of the final Closing Disclosure does not reflect the name of the payee and reflects the combined fee of $675.00.  Per the invoice provided in the loan file, the fee should be broken down as Appraisal Fee $410.00 and Appraisal Management Company Fee $265.00.  Additionally, the lender failed to disclose a charge for the Credit Report.  Please note that a letter of explanation to the borrower must also be issued.
																												11/07/2016: see attached corrected CD
11/07/2016: Audit reviewed revised CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. Condition cleared.10/29/2016:  A Post Closing CD was provided in the loan file reflecting the payee name for the Appraisal Fee.  A letter to the borrower was also provided in the file, however the break down of the Appraisal Fee and the disclosure of the Credit Report has yet to be corrected.  Loan will be rated a B for all agencies.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 796; LTV is lower than guideline maximum UW Guides require 65% LTV, loan qualified with LTV of 56.53%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 229.80 months reserves

300199698	256c5e10-8942-4b2f-9039-3ffeaf0a6717	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The title fees reflected in section C of the final Closing Disclosure do not reflect the name of the service provider. Please note that a letter of explanation to the borrower must also be issued.
10/29/2016:  A Post Closing CD provided in the loan file reflects the service provider for the title fees. A letter to the borrower was also provided in the file.  Loan will be rated a B for all agencies.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 796; LTV is lower than guideline maximum UW Guides require 65% LTV, loan qualified with LTV of 56.53%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 229.80 months reserves

300199698	60e10bae-8689-4107-aee7-fece6c1ed0d7	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The NMLS License Number and/or State License number of the Settlement Agent is missing.  Please note that a letter of explanation to the borrower must also be issued.
																													10/29/2016: A Post Closing CD reflecting the License ID of the Settlement Agent along with a letter to the borrower was provided in the file. Loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 796; LTV is lower than guideline maximum UW Guides require 65% LTV, loan qualified with LTV of 56.53%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 229.80 months reserves

300199698	e0933237-e69d-e611-b5f3-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error
The LE dated 08/26/2016 is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.  Additionally, the Environmental Protection Lien fee charged by the settlement service provider in section C is missing the introductory description "Title - " Section 1026.37(f)(2) of the regulation indicates: For any item that is a component of title insurance or is for conducting the closing, the introductory description “Title —” shall appear at the beginning of the label for that item.
																													10/29/2016: This finding is not material. Loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 796; LTV is lower than guideline maximum UW Guides require 65% LTV, loan qualified with LTV of 56.53%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 229.80 months reserves

300222989	73ee39e7-2696-e611-b5f3-d8d385e0a8b2	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Not Likely	Yes	No Cure once CD Issued	N/A	N/A	N/A	2	2	2	B	B	RB	B	B		Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for.		10/19/2016: Services were not provided on the WLSP. Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
300222989	6b3fbfb0-2696-e611-b5f3-d8d385e0a8b2	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The credit report in section B of the final Closing Disclosure is missing the name of the service provider.	10/27/2016: see attached corrected CD
10/27/2016: Audit review of revised CD includes payee to all fees in Sections B, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'.  Condition cleared.

300222989	2df388cc-8519-49d6-8401-a55f70c4f80b	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title-Courier/Wire-Email, Title-Endorsement, Title-Mobile Notary, Title Premium for Lender's Coverage, Title-Recording and Title-Settlement or Closing fees are reflected in section C of the final Closing Disclosure. The borrower selected a service provider from the WLSP for title services. The Title-Courier/Wire-Email, Title-Endorsement, Title-Mobile Notary, Title Premium for Lender's Coverage, Title-Recording and Title-Settlement or Closing fees should be listed in section B of the CD.
																													10/19/2016: A Post Closing CD provided in the loan file reflect title service fees in Section B. The loan will be rated a B for all agencies.
300222989	83ccb833-ec57-4743-89b8-b706751dd448	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License ID of the Settlement Agent is missing.		10/19/2016: A Post Closing CD provided in the loan file reflects the License ID of the Settlement Agent. Loan will be rated a B for all agencies.
300222989	a6289224-2e96-e611-b5f3-d8d385e0a8b2	Incorrect disclosure of DID SHOP Fee (Section C)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of DID SHOP Fee (Section C)
The Title-Recording Fee are reflected in section C of the Post Close CD.  It appears the borrower selected a service provider from the WLSP for title services. The Title-Recording should be listed in section B of the CD.
																												10/27/2016: see attached revised CD
10/27/2016: Audit review of revised CD reflects Sections C fees moved to Section B, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'.  Condition cleared.

300222989	fb012175-2796-e611-b5f3-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE dated 09/20/2016 is missing the lender's phone number under the section, Additional Information About This Loan.		10/19/2016: This finding is not material. Loan will be graded a B for all agencies.
300222989	f344e8e9-2496-e611-b5f3-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in the file.		10/19/2016:CDA reflecting a value of $1,450,000 which is a 0.0% variance. Condition cleared.
300200650	f3df5528-3487-e611-98c2-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided		10/01/2016: A CDA report reflecting a value $1,210,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300200650	02ee8f70-3687-e611-98c2-d8d385e0a8b2	Missing Affiliated Business Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	File is missing the Broker Affiliated Business Disclosure. If the Broker is not affiliated with any other businesses, please provide an attestation stating such.	10/10/2016: please see attached
10/10/2016: Audit review of Broker Affiliated Business Disclosure (reflecting no affiliates) submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.

300200650	d3e53c53-e987-e611-98c2-d8d385e0a8b2	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	General Compliance	Missing Documentation	Evidence of the Lender of Record Application Date was not provided in the file.	10/10/2016: please see attached	10/10/2016: Audit reviewed evidence of Lender Application, and has determined that the broker and lender Application dates are on the same day. Condition cleared.
300200650	6ddb23fa-f2f7-4166-9135-8df9a26e5d24	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Appraisal Fee and Credit Report in section B of the final Closing Disclosure are missing the name of the payee.		10/01/2016: A Post Closing CD provided in the file reflect the payee name of the Appraisal Fee and Credit Report. Loan will be rated a B for all agencies.
300200650	50671e2f-f1ad-477b-8446-38b9664c810f	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The title fees are reflected in Section C of the Final Closing Disclosure. The borrower selected a service provider from the WLSP for title services. The title service provider fees should be listed in section B of the CD.
																													09/30/2016: A Post Closing CD provided in the loan file reflects the title services fees in section C. Loan will be rated a B for all agencies
300200650	aa40cebd-ed50-465d-a919-d08decd5ef4f	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The Settlement Agent License ID is missing.		09/30/2016: A Post Closing CD provided in the loan file reflects the License ID for the Settlement Agent. Loan will be rated a B for all agencies.
300200650	9ee7a560-7d4f-4f9e-bf89-ab80414f1e74	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	N/A Condition Cleared	N/A Condition Cleared	3	3	2	A	A	RA	A	A		Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
Initial Loan Estimate reflects credit in the amount of $340.00. Credit decreased to $0.00 on Final Closing Disclosure with no indication of CoC to account for adjustment in credit on previous disclosures. Variance of credit is $340.00.

10/11/2016: The reason for the discrepancy is due to a relock requested by the borrower on 9/6/16 to ensure the lock covered the disbursement period. This reduced the lender credit by $667.00 (X.XX% X loan amount of $XXX,XXX) from ($340.17) in lender credits on the LE to $326.83 in points on the CD. The change was documented by a lock confirmation and a redisclosed CD that have already been provided in the file.
																													10/11/2016: Audit review of Rate Lock Confirmation confirms rate re-lock included in pricing, therefore no refund is required. Lender methodology is deemed acceptable, condition cleared.
300200650	2e5fd466-e987-e611-98c2-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE dated 07/28/2016 is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		10/01/2016: Non-material finding. Loan will be rated a B for all agencies.
300213432	c288fddf-468a-e611-98c2-d8d385e0a8b2	General Compliance Exception	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													B	B	RB	B	B	General Compliance	General Compliance Exception
Compensation to a third party loan originator from both the consumer and the creditor in the transaction is prohibited under § 1026.36(d)(2). Ref: §1026.38(f)(1)-2. Borrower paid an Origination Fee of $268.75. Refund to cure required $268.75. File contains a signed Borrower Loan Option form in which Lender-Paid Broker Compensation was selected.

10/17/2016: This is a technical issue on our CDs and not a violation based on how the loan actually closed. The issue being that for loans where we paid the compensation to the broker and there wasn’t a enough credit from the rate chosen by the borrower to cover the compensation amount, the borrower had to pay us an LLPA / discount point to cover the difference. We were calling this charge an Origination Fee pursuant to guidance from a CFPB webinar from Oct 2014. However, we were putting this on the same line as the compensation amount we paid to the broker in an effort to minimize confusion. We have since changed the name of the fee paid to us by the borrower to Points, but that has not made its way through our entire pipeline yet. It is important to note that the borrowers were not harmed in any way and at no point did the borrower pay anything to the broker, nor did the broker make any more than their pre-determined compensation plan allowed for. We have redisclosed our CD to reflect what actually happened at closing. Please refer to the attached Funding Wire Breakdown as evidence of the payment to the broker (i.e. Broker's Check amount denoted at bottom).

11/04/2016: Audit consulted with Compliance, and has determined that sufficient evidence was submitted that verified no violation for dual compensation was reflected on the CD. A revised CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. Condition cleared.10/17/2016: Audit consulted with Compliance, and has determined that there is a portion of the compensation that can be tied to a Point for the Rate (paid by borrower), but the remaining compensation is not detailed anywhere. Evidence is required to tie all of the fees and identify the payee. Provide the breakdown of the remaining compensation paid. Condition remains.Correction 10/11/2016:  Per Compliance, all of the CDs including the CD at closing reflect lender paid compensation to the broker, as well as the borrower paying a portion of the broker origination charge.  This is indicative of dual compensation and a violation.  There is no way to cure a dual compensation issue. Borrower is due a refund of $268.75, however, no downgrade or cure would be applied.  Reissuing a new CD with a new payee name post-closing does not remedy the issue.10/11/2016:  Per Compliance, all of the CDs including the CD at closing reflect lender paid compensation to the broker, as well as the borrower paying a portion of the broker origination charge.  This is indicative of dual compensation and a violation.  There is no way to cure a dual compensation issue. Borrower is due a refund of $3,534.24, however, no downgrade or cure would be applied.  Reissuing a new CD with a new payee name post-closing does not remedy the issue.10/11/2016:  Received post consummation CD.  Referred to Compliance Department.
																																DTI is lower than guideline maximum DTI of 20.04%; FICO is higher than guideline minimum FICO score of 805.; Reserves are higher than guideline minimum Reserves of 81.1 months
300213432	3c27a18e-468a-e611-98c2-d8d385e0a8b2	Missing Affiliated Business Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure for the broker. If the broker is not affiliated with any other businesses, please provide an attestation stating such.		10/11/2016: Received evidence Borrower was provided the Broker's Affiliated Business Disclosure within 3 days of application date. Condition cleared.			DTI is lower than guideline maximum DTI of 20.04%; FICO is higher than guideline minimum FICO score of 805.; Reserves are higher than guideline minimum Reserves of 81.1 months
300213432	b15bc35a-468a-e611-98c2-d8d385e0a8b2	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind													A	A	RA	A	A	General Compliance	Missing Documentation	Evidence of Lender of Record Application Date was not provided in file.		10/11/2016: Lender's disclosures are dated within 3 days of Broker's application date. Condition rescinded.			DTI is lower than guideline maximum DTI of 20.04%; FICO is higher than guideline minimum FICO score of 805.; Reserves are higher than guideline minimum Reserves of 81.1 months
300213432	3cfae9ff-debe-438e-9b0e-bdaa4a3f7419	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	1026.19(f)(2)(v) - Tolerance Error: Tolerance cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	2	2	B	B	RB	B	B		Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated 08/31/2016 reflects a Credit Report fee of $50 with no resulting CoC for any subsequent disclosures.  The final CD reflects a Credit Report fee of $58.95 resulting in a $8.95 refund due for cure.
																												10/13/2016: please see attached copy of check, we only see that $9.00 needs to be refunded
10/13/2016: Audit review of revised CD, copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'. Condition cleared.10/11/2016: Received explanation letter, air bill and post consummation CD reflecting $9.50 credit.  Did not receive copy of check.  Condition remains.10/04/2016:  A Post Close CD in the loan file reflects a $.50 charge cure for closing fees however; this does not cover the $8.95 charge cure needed in a 0 tolerance section.  Condition remains.
																																DTI is lower than guideline maximum DTI of 20.04%; FICO is higher than guideline minimum FICO score of 805.; Reserves are higher than guideline minimum Reserves of 81.1 months
300213432	d0232a28-e1f4-4c67-9667-9ed03e14aa35	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The NMLS ID or CO License ID and Contact NMLS ID or Contact License ID for the Borrowers Real Estate Broker and NMLS ID or CO License ID and Contact NMLS ID or Contact License ID for the Sellers Real Estate Broker are missing.

10/11/2016:  Received post consummation CD with Buyer & Seller Real Estate Agents' license numbers.  Condition cleared.10/04/2016:  A Post Closing CD in the loan file did not cure this issue.  Condition remains.
																																DTI is lower than guideline maximum DTI of 20.04%; FICO is higher than guideline minimum FICO score of 805.; Reserves are higher than guideline minimum Reserves of 81.1 months
300213432	59d2992d-468a-e611-98c2-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE is missing the lender e-mail address and phone number under the section, Additional Information About This Loan.		10/04/2016: This is a non-material issue. The loan will be rated a B.			DTI is lower than guideline maximum DTI of 20.04%; FICO is higher than guideline minimum FICO score of 805.; Reserves are higher than guideline minimum Reserves of 81.1 months
300213432	87c7b485-478a-e611-98c2-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA is required.		10/05/2016: A CDA report reflecting a value $980,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.			DTI is lower than guideline maximum DTI of 20.04%; FICO is higher than guideline minimum FICO score of 805.; Reserves are higher than guideline minimum Reserves of 81.1 months
300200647	38c8ffd3-f580-e611-9c05-d8d385e1d166	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	General Compliance	Missing Documentation	Evidence of the Lender of Record Application date was not provided in file.	09/29/2016: please see attached
09/29/2016: Audit reviewed evidence of Lender Application, and has determined that the broker and lender Application dates are on the same day. Documentation submitted is deemed acceptable. Condition cleared.

300200647	fd858dea-840b-4358-bcff-5843bd626bb3	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	No Cure	No Cure	N/A Condition Cleared	N/A Condition Cleared	3	3	3	A	A	RA	A	A		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation.  When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.
																												09/29/2016: please see attached
09/29/2016: Audit reviewed electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.

300200647	e1ee77dd-36f9-4ac2-b305-11cf5d81e5f6	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Credit Report Fee in section B of the final Closing Disclosure is missing the name of the payee.		09/23/2016: A Post Closing CD provided in the loan file reflects the name of the payee for the Credit Report Fee. Loan will be rated a B for all agencies.
300200647	0f102423-7b81-e611-9c05-d8d385e1d166	Missing Closing Disclosure / CD Not in File	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes	Yes	No Cure - Missing Doc Not Provided	No Cure	N/A - Condition Cleared	N/A Condition Cleared	3	3	3	A	A	RA	A	A		Missing Closing Disclosure / CD Not in File	Initial CD was not provided in the file.	09/29/2016: please see attached	09/29/2016: Audit reviewed initial CD, and has determined that documentation submitted is deemed acceptable. Condition cleared.
300200647	a5310cc7-ea25-4155-9581-781f37f4126c	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The Settlement Agent License ID is missing.		09/29/2016: A Post Closing CD provided in the loan file reflects the Settlement Agent's license ID. Loan will be rate a B for all agencies.
300200647	c375ab8c-f580-e611-9c05-d8d385e1d166	Closing Disclosure document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Closing Disclosure document error	The Remaining Rate Credit reflected in Section H of the final Closing Disclosure should be reflected as a Lender Paid Closing Cost.
09/23/2016:  A Post Closing CD provided in the loan file removed the Remaining Credit from Section H and reflected it in Section G as a Lender Paid Closing Cost.  Loan will be rated a B for all agencies.

300200647	6f61aa45-7b81-e611-9c05-d8d385e1d166	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		09/23/2016: Non-material finding. Loan will be rated a B for all agencies.
300200647	c10f767c-f480-e611-9c05-d8d385e1d166	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		09/23/2016: A CDA report reflecting a value $1,370,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300202569	e8ee6f84-8585-e611-98c2-d8d385e0a8b2	General Compliance Exception	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													B	B	RB	B	B	General Compliance	General Compliance Exception
Compensation to a third party loan originator from both the consumer and the creditor in the transaction is prohibited under 1026.36(d)(2). Ref: 1026.38(f)(1)-2. Borrower paid an Origination fee of $3,823. Refund to cure required of $3,823.  File contains a signed Borrower Loan Option form in which Lender-Paid Broker Compensation was selected.
																												10/05/2016: please see attached
10/05/2016: Audit reviewed revised CD, and has determined that the origination fee was itemized out as paid to the Broker by the Lender; and paid to the Lender by the Borrower. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a B for all agencies. Condition cleared.

300202569	2e10b778-8685-e611-98c2-d8d385e0a8b2	Missing Affiliated Business Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged													B	B(w)	RB	B	B	RESPA	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure for the broker. If the broker is not affiliated with any other businesses, please provide an attestation stating such.	10/05/2016: please see attached
10/05/2016: Audit acknowledges that the Lender is unable to produce said document, and loan will be rated a B. 10/05/2016: Audit reviewed Affiliated Business Disclosure for the broker, and has determined that it reflects the incorrect borrower. Condition remains.

300202569	ccffbd4e-8685-e611-98c2-d8d385e0a8b2	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	General Compliance	Missing Documentation	Evidence of the Lender of Record Application Date was not provided in file.	10/05/2016: please see attached	10/05/2016: Audit reviewed documentation, and has determined that lender application date is 08/02/2016. Condition cleared.
300202569	486d45b4-8385-e611-98c2-d8d385e0a8b2	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Not Likely	Yes	No Cure once CD Issued	N/A	N/A	N/A	2	2	2	B	B	RB	B	B		Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	Missing "valid" WLSP. The WLSP in file refers to the GFE which is for Pre-Trid use. It is not the service provider list that is under form H-27 in the rule.		09/28/2016: Audit calculated Section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
300202569	04b3667a-8485-e611-98c2-d8d385e0a8b2	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	1026.19(f)(2)(v) - Tolerance Error: Tolerance cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	2	2	B	B	RB	B	B		Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated 08/08/2016 reflects a Credit Report fee of $50 with no resulting CoC for any subsequent disclosures. The CD reflects a Credit Report fee of $86.20 resulting in a $36.20 refund due for cure.
																													09/28/2016: Final CD shows a sufficient tolerance cure in the amount of $36.20.
300202569	9f0ab328-8585-e611-98c2-d8d385e0a8b2	Incorrect disclosure of Transfer Taxes - Section E	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax.		09/28/2016: A Post Closing CD provided in the loan file reflects the government entity. Loan will be rated a B for all agencies.
300202569	e28cc1f3-1a0d-42b6-9b43-6cf99eb62a93	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License ID of the Settlement Agent is missing.		09/28/2016: A Post Closing CD provided in the loan file reflects the License ID of the Settlement Agent. Loan will be rated a B for all agencies.
300202569	bd1419a1-8685-e611-98c2-d8d385e0a8b2	Closing Disclosure document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Closing Disclosure document error
The CD is missing Payee for origination and underwriting fees.   Payee for origination and UW fee must have a payee since this is a brokered loan.The CD is missing Payee for real estate commission in section H.
																													09/28/2016: A Post Close CD provided in the loan file reflects the payee names for origination, underwriting and real estate commission. Loan will be rated a B for all agencies.
300202569	32b9a6ea-8485-e611-98c2-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE is missing the lender's phone number under the section, Additional Information About This Loan.		09/28/2016: Contact info is considered non-material and will be graded a B.
300202569	e1a31765-8285-e611-98c2-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/28/2016: CDA reflecting a value of $1,255,000 which is a 0.0% variance. Condition cleared.
300200333	af09e627-a979-e611-9c05-d8d385e1d166	Failure to obtain Verbal Verification of Employment	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Failure to obtain Verbal Verification of Employment
The verbal verifications of employment was not obtained within 10 days of note date per the underwriting guidelines.  The file is missing the verbal verification of employment for the borrower and the co-borrower.
																												09/22/2016: see attached vvoe	09/22/2016: Audit reviewed the VOE documentation submitted, and has determined that the document provided was within 10 days prior to the Note date. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43#, loan qualified with DTI of 35.80%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 751; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months payment historyw ith no late payments reported.

300200333	ae61cbad-a979-e611-9c05-d8d385e1d166	Failure to obtain Verification of Mortgage	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Failure to obtain Verification of Mortgage
A 12 month Mortgage History on existing mortgage securing subject property confirming family sale is not a foreclosure bailout is required on a non-arm's length transaction. The file is missing this 12 month mortgage history for the sellers.
																												09/22/2016: please see attached verification that shows the mortgages paid as agreed.	09/22/2016: Audit reviewed evidence of 12 month history, and has determined that documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43#, loan qualified with DTI of 35.80%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 751; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months payment historyw ith no late payments reported.

300200333	2ecae47e-a979-e611-9c05-d8d385e1d166	Missing Purchase Contract	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A		Missing Purchase Contract	The file is missing the Purchase Contract.	09/19/2016: see attached	09/19/2016: Audit reviewed the Purchase Contract, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43#, loan qualified with DTI of 35.80%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 751; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months payment historyw ith no late payments reported.

300200333	d2a0bd2b-ea79-e611-9c05-d8d385e1d166	Missing HUD-1 From Sale of Previous Property	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A		Missing HUD-1 From Sale of Previous Property	Provide documentation confirming departure residence was sold. Estimated-Settlement Statement provided in file is not acceptable.	09/22/2016: see attached09/19/2016: see attached Final Statement
09/22/2016: Audit reviewed true certified copy of final ALTA Settlement Statement - Seller, and has determined that the documentation submitted is deemed acceptable. Condition cleared. 09/19/2016: Audit reviewed final ALTA Settlement Statement - Seller, and has determined that the property address is NOT the departure residence address. Provide executed or true certified Seller Closing Disclosure for departure residence as reflected on final 1003. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43#, loan qualified with DTI of 35.80%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 751; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months payment historyw ith no late payments reported.

300200333	d9895aa7-ab79-e611-9c05-d8d385e1d166	Missing Affiliated Business Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure for the broker. If the broker is not affiliated with any other businesses, please provide an attestation stating such.	09/19/2016: see attached disclosure	09/19/2016: Audit review of Broker Affiliated Business Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43#, loan qualified with DTI of 35.80%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 751; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months payment historyw ith no late payments reported.

300200333	4e4775d8-ab79-e611-9c05-d8d385e1d166	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	General Compliance	Missing Documentation	Evidence of the Lender of Record Application Date was not provided in the file.	09/19/2016: please see attached
09/19/2016: Audit reviewed evidence of Lender Application, and has determined that the broker and lender Application dates are on the same day. Documentation submitted is deemed acceptable. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43#, loan qualified with DTI of 35.80%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 751; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months payment historyw ith no late payments reported.

300200333	ca7a7313-c444-415b-bcfa-8f1a1048d097	Incorrect disclosure of Origination Charges - Section A	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Origination Charges - Section A	The Originator Compensation Fee and Underwriting fee in section A of the final Closing Disclosure are missing the name of the payee.		09/14/2016: A Post Closing CD provided in the loan file reflects the payee name for the Originator Compensation Fee and Underwriting Fee. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43#, loan qualified with DTI of 35.80%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 751; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months payment historyw ith no late payments reported.

300200333	53a4db38-dd0f-42b3-b252-cf72da433157	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License ID of the Settlement Agent is missing.		09/14/2016: A Post Closing CD provided in the loan file reflects the License ID. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43#, loan qualified with DTI of 35.80%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 751; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months payment historyw ith no late payments reported.

300200333	e7608f04-ac79-e611-9c05-d8d385e1d166	Closing Disclosure document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Closing Disclosure document error	The title fees in section C of the final CD reflect the incorrect name for the Settlement Agent.		09/14/2016: A Post Closing CD provided in loan file reflects correct payee name for title fees. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43#, loan qualified with DTI of 35.80%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 751; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months payment historyw ith no late payments reported.

300200333	9be48c3b-ac79-e611-9c05-d8d385e1d166	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE is missing the lender's email or phone number under the section, Additional Information About This Loan.		09/13/2016: Contact info is considered non-material and will be graded a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43#, loan qualified with DTI of 35.80%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 751; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months payment historyw ith no late payments reported.

300200333	38b74bbc-2e78-4537-afe8-f1f30af81688	Missing seller’s Closing Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	No	No	No	No	No Cure Missing Doc Not Provided	No Cure Missing Doc Not Provided	N/A Condition Cleared	N/A Condition Cleared	2	2	2	A	A	RA	A	A		Missing seller’s Closing Disclosure	The loan file is missing the Seller's Closing Disclosure.	09/29/2016: see attached CD09/22/2016: see attached that includes the seller information09/19/2016: see attached Final Statement that includes both borrower and seller
09/29/2016: Audit reviewed Final Seller CD, and has determined that the documentation submitted is deemed acceptable. Condition cleared.09/22/2016: Audit reviewed Final ALTA Settlement Statement, and has determined that a Seller Closing Disclosure (CD) is required on the subject property. Documentation submitted is not acceptable. Condition remains. 09/19/2016: Audit reviewed the lender rebuttal and found no attachment to download.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43#, loan qualified with DTI of 35.80%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 751; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months payment historyw ith no late payments reported.

300200333	56070ff8-a879-e611-9c05-d8d385e1d166	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/13/2016: CDA reflecting a value of $890,000 which is a 0.0% variance. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43#, loan qualified with DTI of 35.80%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 751; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months payment historyw ith no late payments reported.

300200646	2b74b231-f175-e611-9c05-d8d385e1d166	Missing Affiliated Business Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the broker is not affiliated with any other businesses, please provide an attestation stating such.		09/14/2016: Lender's attestation provided to indicate both the lender and broker do not have affiliates. Condition cleared.
300200646	866ec05f-f175-e611-9c05-d8d385e1d166	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	General Compliance	Missing Documentation	Evidence off the Lender of Record Application Date was not provided in file.	09/20/2016: please see attached
09/20/2016: Audit reviewed evidence of Lender Application, and has determined that the broker and lender Application dates are on the same day. Documentation submitted is deemed acceptable. Condition cleared.9/14/2016: Document date tracking provided, however unable to determine date of lender's receipt of application from broker. Condition remains.

300200646	f2d194b9-f075-e611-9c05-d8d385e1d166	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Not Likely	Yes	No Cure once CD Issued	N/A	N/A	N/A	2	2	2	B	B	RB	B	B		Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.
The service provider list in file is an old RESPA service provider list and does not list the individual "services" associated with each provider. It is not the service provider list that is under form H-27 in the rule. The WLSP is itself a violation and it is confusing to consumers because it has text that relates to the GFE.
																													09/09/2016: Services provided on WLSP were not itemized. Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
300200646	08272a05-c8bd-48c9-bcd6-3f314ada0e58	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	No Cure	No Cure	N/A Condition Cleared	N/A Condition Cleared	3	3	3	A	A	RA	A	A		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.
																												09/20/2016: please see attached
09/20/2016: Audit reviewed initial CD, and has determined that documentation submitted is deemed acceptable. Condition cleared. 9/14/2016: Disclosure tracking for e-delivery of the CD provided, however a copy of the initial CD was not provided. Condition remains.

300200646	1822f870-071b-42fe-9fdd-a3eaebb7330b	Incorrect disclosure of Origination Charges - Section A	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Origination Charges - Section A	The Origination Fee and the Underwriting Fee reflected in section A of the final Closing Disclosure are missing the name of payee.		09/09/2016: A Post Closing CD provided in the loan file reflects the payee name for the Origination and the Underwriting Fee in section A. Loan will be rated a B for all agencies.
300200646	28dd964c-f275-e611-9c05-d8d385e1d166	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Appraisal and Credit Report in section B of the final Closing Disclosure are missing the name of the service provider.		09/09/2016: A Post Closing CD provided in the loan file reflects the service provider in Section B. Loan will be rated a B for all agencies.
300200646	4011a8d9-0e38-4182-95d6-58208829e48e	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title-Settlement or Closing fee in section C of the final Closing Disclosure is missing the name of the service provider.  The Title-Courier/Wire/E-mail, Title-Mobile Notary, Title Premium for Lender's Coverage, Title-Recording and Title-Settlement or Closing fees are reflected in section C of the final Closing Disclosure. The borrower selected a service provider from the WLSP for title services. The Title-Courier/Wire/E-mail, Title-Mobile Notary, Title Premium for Lender's Coverage, Title-Recording and Title-Settlement or Closing fees should be listed in section B of the CD.

09/09/2016: A Post Closing CD provided in the loan file reflects all title services in Section B and a service provider for the Title - Settlement or Closing Fee. Loan will be rated a B for all agencies.

300200646	ef19441d-8876-e611-9c05-d8d385e1d166	Missing Closing Disclosure / CD Not in File	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes	Yes	No Cure - Missing Doc Not Provided	No Cure	N/A - Condition Cleared	N/A Condition Cleared	3	3	3	A	A	RA	A	A		Missing Closing Disclosure / CD Not in File	Missing Initial CD.	09/20/2016: please see attached	09/20/2016: Audit reviewed initial CD, and has determined that documentation submitted is deemed acceptable. Condition cleared. 9/14/2016: An initial CD was not provided. Condition remains.
300200646	13a7849a-1e9d-407c-ae60-ce319d315150	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License ID of the Settlement Agent is missing.		09/09/2016: A Post Closing CD provided in the loan file reflects the Settlement Agent License. Loan will be rated a B for all agencies.
300200646	272e6868-f075-e611-9c05-d8d385e1d166	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE is missing the lender's email address or phone number under the section, Additional Information About This Loan.		09/09/2016: Non-material finding. Loan will be graded a B for all agencies.
300200646	63daef70-ec75-e611-9c05-d8d385e1d166	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/08/2016: CDA reflecting a value of $1,800,000 which is a 0.0% variance. Condition cleared.
300204185	a6c84e9d-4375-e611-9c05-d8d385e1d166	Missing asset documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing asset documentation	Missing evidence of earnest deposit for $3,000.00.	09/15/2016: see attached	09/15/2016: Audit reviewed verification of EMD for $3,000 (cleared 05/17/2016), and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 756; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.30 months reserves; Years in Field Borrower has 19 years in Field

300204185	e64e4c23-4575-e611-9c05-d8d385e1d166	General Compliance Exception	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													B	B	RB	B	B	General Compliance	General Compliance Exception
The remaining rate credit should not be disclosed in Section H. A general credit would be listed in Section J of the C.D.; however, in this instance as it is a specific credit, should be listed in the Paid by Others column. Proper disclosure of credits is referenced in 1026.38(h)(3).
																													09/07/2016: Corrected post close CD in file reflects the remaining rate credit in the Paid by Others column. Loan will be graded a B for all agencies. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 756; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.30 months reserves; Years in Field Borrower has 19 years in Field

300204185	e60ba73a-4375-e611-9c05-d8d385e1d166	Missing Affiliated Business Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	File is missing the Broker Affiliated Business Disclosure. If the Broker is not affiliated with any other businesses, please provide an attestation stating such.	09/20/2016: see attached
09/20/2016: Audit review of lender attestation statement regarding no Broker Affiliated Businesses is deemed acceptable, condition cleared.09/19/2016:  Received attestation of no affiliates from Lender.  Missing either Broker disclosure or attestation.  Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 756; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.30 months reserves; Years in Field Borrower has 19 years in Field

300204185	c6d3cf78-4375-e611-9c05-d8d385e1d166	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	General Compliance	Missing Documentation	Evidence of Lender of Record Application Date was not provided in file.	09/27/2016: The Lender Application Date is 7/28/16 - see attached.
09/27/2016: Audit reviewed print screen reflecting submission of loan on 07/28/2016, and has determined that documentation submitted is deemed acceptable. Condition cleared. 09/19/2016: Received evidence a disclosure package was sent 07/26/2016, however it does not verify application date.  Pleased provide system shot to verify application date is within 3 days of 07/26/2016.  Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 756; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.30 months reserves; Years in Field Borrower has 19 years in Field

300204185	78672428-cc4a-479b-82c6-8f6b78402a10	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	N/A Condition Cleared	N/A Condition Cleared	3	3	2	A	A	RA	A	A		Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE dated 08/09/2016 reflects a lender credit in the amount of $10,139.00.  The lender credit decreased to $6,892.48 on the post-closing CD with no indication of a valid COC to account for the $3,246.52 decrease in the credit.

09/27/2016: The reason for the discrepancy from the final LE to the final CD is due to the 8/15/16 COCs for program and rate (4.25% to 4.5%) changes. See attached COCs and lock confirmations for the final LE (8/9/16) and the final CD.The reason for the discrepancy from the final LE to the final CD is due to the 8/15/16 COC for program and rate changes. The change was documented by a lock confirmation and a redisclosed 8/16/16 CD which have already been provided.

09/27/2016: Audit reviewed the Lender Rebuttal, as well as documentation provided, and has determined that documentation submitted is deemed acceptable. Condition cleared. 09/19/2016:  Loan file included a change in circumstance and lock confirmation for decrease in lender credit from $10,139 to $8,208.76.  The lender credit then decreased to $6,892.48 on the post-closing CD with no indication of a valid COC to account for the $1,316.28 decrease in the credit.  Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 756; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.30 months reserves; Years in Field Borrower has 19 years in Field

300204185	871a40a8-4275-e611-9c05-d8d385e1d166	Closing Disclosure document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Closing Disclosure document error
The Originator Compensation and Underwriting Fee reflected in section A of the final Closing Disclosure does not list the Payee for each fee. The HOA Dues reflected in Section H of the final Closing Disclosure does not list the payee for the fee.
																													09/07/2016: Corrected post close CD in file reflects missing payees in Section A and Section H. Loan will be graded a B for all agencies. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 756; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.30 months reserves; Years in Field Borrower has 19 years in Field

300204185	a9c82ec9-5574-e611-9c05-d8d385e1d166	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/07/2016: A CDA report reflecting a value $620,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 756; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.30 months reserves; Years in Field Borrower has 19 years in Field

300200644	5e06bdd2-bc84-e611-98c2-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		09/27/16: CDA reflecting a value of $1,075,000.00 which is a -0.0% variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.219%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.93 months reserves

300200644	ca89456d-d384-e611-98c2-d8d385e0a8b2	Missing Affiliated Business Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	File is missing the Broker's affiliated business disclosure. If the Broker is not affiliated with any other businesses please provide an attestation stating such.	10/03/2016: see attached letter	10/03/2016: Audit review of lender attestation statement regarding "Broker has no Affiliated Businesses" is deemed acceptable, condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.219%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.93 months reserves

300200644	e9257eb0-d484-e611-98c2-d8d385e0a8b2	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	General Compliance	Missing Documentation	Unable to determine the date that lender received the loan. Please provide evidence of the date that the loan was submitted to the lender. Additional conditions may apply.
10/03/2016: Please see the attached disclosure inventory lists as proof of when applications were taken and corresponding disclosures were provided to borrowers. As you will see from these lists, the 1003 application form is included in all of them, as well as the LE and other required disclosures. We believe these all meet the date requirements for compliance due to the fact that they are being provided at the time the application is being taken. Please let us know if there is anything further that needs to be provided in order to clear these findings.
																													10/03/2016: Audit reviewed sufficient evidence of Lender Application, and has determined that documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.219%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.93 months reserves

300200644	46c59788-4ad5-4185-b8e4-44d454ca6369	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title Fees are reflected in section C of the final Closing Disclosure. The borrower selected a service provider from the WLSP for Title Fees. The Title Fees should be listed in section B of the CD.
																													9/27/2016: Title fees were listed in Section B on the post close CD. Loan will be rated a B. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.219%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.93 months reserves

300200644	dc2e75d2-91a4-44d3-8cef-bfe5fa67b9a9	Naming Convention in Services Borrower DID SHOP Fee (Section C) on C.D. is not consistent with L.E.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Naming Convention in Services Borrower DID SHOP Fee (Section C) on C.D. is not consistent with L.E.
The Title-Endorsement Fee on the Final CD is incorrectly named as compared to the LE dated 08/16/2016 Title-Miscellaneous Title Charges.  Although no tolerance, these fees should all match in naming convention.
																												10/04/2016: see attached CD
10/04/2016: Audit reviewed CD, the LE/CD fees where the naming convention is not consistent has been corrected on the revised CD, and is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.219%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.93 months reserves

300200644	7c87e1ed-6838-448b-92ba-8c4842f7bea2	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The missing field name : License Number of the Settlement Agent is missing.		9/27/2016: Settlement agent license number is listed on the post close CD. Loan will be rated a B. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.219%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.93 months reserves

300200644	e9ee6f84-8585-e611-98c2-d8d385e0a8b2	Closing Disclosure document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Closing Disclosure document error	The final CD reflects a credit for $-29,800.00 for the secondary financing in Section H which needs to be removed and should reflect as cash due from the borrower.	10/04/2016: Per the proposed TRID amendments, secondary financing should be shown as a negative amount in the Payoffs and Payments table - see revised CD.
10/07/2016:  Received post consummation CD correcting secondary financing.  Condition cleared.10/04/2016: Audit consulted with Compliance, and has determined that lender methodology has not yet been published, so we must go by original publication. Condition remains. 10/04/2016: Pending Compliance Review.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.219%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.93 months reserves

300201511	b8ee3310-2787-e611-98c2-d8d385e0a8b2	Missing Affiliated Business Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	File is missing the Broker Affiliated Business Disclosure. If the Broker is not affiliated with any other businesses, please provide an attestation stating such.	10/06/2016: see attached letter	10/06/2016: Audit review of lender attestation statement regarding "Broker has no Affiliated Businesses" is deemed acceptable, condition cleared.
300201511	4e38d05d-2687-e611-98c2-d8d385e0a8b2	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	General Compliance	Missing Documentation	Evidence of Lender of Record Date was not provided in file
10/06/2016: Please see the attached disclosure inventory lists as proof of when applications were taken and corresponding disclosures were provided to borrowers. As you will see from these lists, the 1003 application form is included in all of them, as well as the LE and other required disclosures. We believe these all meet the date requirements for compliance due to the fact that they are being provided at the time the application is being taken. Please let us know if there is anything further that needs to be provided in order to clear these findings.

10/06/2016: Audit reviewed evidence of Lender Application, and has determined that the broker and lender Application dates are on the same day. Documentation submitted is deemed acceptable. Condition cleared.

300201511	3a7d1be6-9bdf-49fb-87f3-8363558ff699	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Credit Report Fee in section B of the final Closing Disclosure is missing the name of the payee.		10/03/2016: A Post Close CD was provided in the loan file with the name of the payee for the Credit Report Fee along with a letter to the borrower. Loan will be rated a B for all agencies.
300201511	82a25611-c53c-4266-9628-dcd22470e775	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The NMLS License Number of the Settlement Agent is missing.		10/03/2016: A Post Close CD was provided in the loan file with the License ID of the Settlement Agent. Loan will be rated a B for all agencies.
300201511	4918ca0f-794b-460d-8775-b3bba11e46a8	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes - Potentially	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $892.22 a month vs. the calculated value of 879.22 a month. The lender used the incorrect amount of $34.00 for the hazard insurance versus the actual amount of $93.42.  The lender used the incorrect amount of $733.00 versus $745.80 for the taxes.
																												10/06/2016: Attached is the transmittal that shows the tax, insurance, and HOA monthly payments verified. The CD has the correct amount per the documents provided.	10/06/2016: Audit review of CD Estimated Taxes, Insurance & Assessments section is a non-material grade B for difference of $13.00. Loan will be rated a 'B' for all agencies. Condition cleared.
300201511	7c3eac25-2787-e611-98c2-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE dated 08/19/2016 is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		09/29/2016: Non-Material finding. Loan will be rated a B for all agencies.
300201511	f81a1211-2887-e611-98c2-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		09/29/2016: A CDA report reflecting a value $1,650,000.00 which is a -2.7% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300201510	9834234a-c58f-e611-98c2-d8d385e0a8b2	Missing Affiliated Business Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	Please provide Broker Affiliated Business Disclosure signed by the Borrowers and dated within 3 days of the initial application date; or verification that the Broker does not have any affiliates.	10/13/2016: see attached attestation letter	10/13/2016: Audit review of lender attestation statement regarding "Broker has no Affiliated Businesses" is deemed acceptable, condition cleared.
300201510	0c346c3f-c48f-e611-98c2-d8d385e0a8b2	Origination Charges - Section A on C.D. exceeds L.E. Fee (0% Variance) - not supported by C.O.C	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	1026.19(f)(2)(v) - Tolerance Error: Tolerance cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	19(f)	N/A	3	2	2	A	B	RA	A	A		Origination Charges - Section A on C.D. exceeds L.E. Fee (0% Variance) - not supported by C.O.C
Dual Compensation is not permitted: Compensation to a third party loan originator from both the consumer and the creditor in the transaction is prohibited under § 1026.36(d)(2). Ref: §1026.38(f)(1)-2. Borrower paid an Origination Fee of $1,480, whereas the file contains Broker payment option reflecting Borrower selected Lender-paid Broker compensation. Please provide notification of the error (i.e., the letter to borrower), refund to cure of $1,480, re-disclosed CD, along with proof of delivery. Additional conditions may apply.

11/01/2016: see attached job aid and CD10/19/2016: This is a technical issue on our CDs and not a violation based on how the loan actually closed. The issue being that for loans where we paid the compensation to the broker and there wasn’t a enough credit from the rate chosen by the borrower to cover the compensation amount, the borrower had to pay us an LLPA / discount point to cover the difference. We were calling this charge an Origination Fee pursuant to guidance from a CFPB webinar from Oct 2014. However, we were putting this on the same line as the compensation amount we paid to the broker in an effort to minimize confusion. We have since changed the name of the fee paid to us by the borrower to Points, but that has not made its way through our entire pipeline yet. It is important to note that the borrowers were not harmed in any way and at no point did the borrower pay anything to the broker, nor did the broker make any more than their pre-determined compensation plan allowed for. We have redisclosed our CD to reflect what actually happened at closing. Please refer to the attached Funding Wire Breakdown as evidence of the payment to the broker (i.e. Broker's Check amount denoted at bottom).

11/04/2016: Audit reviewed missing documents, and has determined that a revised CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. Condition cleared.11/03/2016: Audit consulted with Compliance, and has determined that sufficient evidence was submitted that verified no violation for dual compensation was reflected on the CD. A revised CD was provided, HOWEVER MISSING Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification. Condition remains.11/01/2016: Waiting for Compliance confirmation10/19/2016: Audit consulted with Compliance, and has determined that there is a portion of the compensation that can be tied to a Point for the Rate (paid by borrower), but the remaining compensation is not detailed anywhere. Evidence is required to tie all of the fees and identify the payee. Provide the breakdown of the remaining compensation paid. Condition remains.

300201510	a4a4581d-03b8-4fc0-88a9-f66cc0f51957	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The State License number or the Contact license number of the Settlement Agent is missing.		10/11/16: Corrected on the post close CD. Loan will be graded a B.
300201510	9fcc83ee-ac8f-e611-98c2-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE is missing the lender e-mail address or phone number under the section, Additional Information About This Loan.
10/13/2016: This condition should be cleared per 4/21/16 email which states "We only need one specific contact from the either lender or broker. If any lender info is missing like the phone number, then this is non-material B grade with the exception of missing NMLS or licensing which is consider a material execption

10/13/2016: Audit review of missing LE Contact and/or General Information, other than Lender or Broker NMLS or Settlement Agents license number (if required by State), was corrected on the final CD is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.

300201510	52889747-e28e-e611-98c2-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in file.	10/13/2016: 2006	10/13/2016: Appraisal Review Short Form provided in lieu of CDA reflecting a value of $1,975,000.00 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300201509	b5966346-338b-e611-98c2-d8d385e0a8b2	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing Documentation	Missing evidence that the second lien has been closed. Please provide a signed executed document in the loan file stating that the HELOC has been closed. Additional conditions may apply.		10/11/2016: Received executed authorization to close HELOC. Condition cleared.
 FICO is higher than guideline minimum UW guides require FICO of 720, loan qualified with FICO of 795.; Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 9.70 months reserves.; Years on Job 9 years at current job.

300201509	0ab3db6d-718a-e611-98c2-d8d385e0a8b2	Missing verbal verification of employment	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A	Income/Employment	Missing verbal verification of employment	The verbal verification of employment is missing from the file.	10/12/2016: see attached
10/12/2016: Audit reviewed the VOE documentation submitted, and has determined that the document provided was within 10 days prior to the Note date. Condition cleared.10/10/2016: No document attached.  Condition remains.

 FICO is higher than guideline minimum UW guides require FICO of 720, loan qualified with FICO of 795.; Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 9.70 months reserves.; Years on Job 9 years at current job.

300201509	d75d9579-718a-e611-98c2-d8d385e0a8b2	Missing Third Party Fraud Tool (Report)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing Third Party Fraud Tool (Report)	The Third Party Fraud Tool is missing from the file.		10/10/2016 Audit reviewed the third party fraud tool and all red flags are cleared.
 FICO is higher than guideline minimum UW guides require FICO of 720, loan qualified with FICO of 795.; Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 9.70 months reserves.; Years on Job 9 years at current job.

300201509	913817eb-098b-e611-98c2-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		10/5/16: CDA reflecting a value of $775,000.00 which is a -0.0% variance. Condition Cleared.
 FICO is higher than guideline minimum UW guides require FICO of 720, loan qualified with FICO of 795.; Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 9.70 months reserves.; Years on Job 9 years at current job.

300201509	836661c8-368b-e611-98c2-d8d385e0a8b2	General Compliance Exception	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind													A	A	RA	A	A	General Compliance	General Compliance Exception
Section A Fees: Compensation to a third party loan originator from both the consumer and the creditor in the transaction is prohibited under § 1026.36(d)(2). Ref: §1026.38(f)(1)-2. Borrower paid an Underwriting Fee of $151.60 Please provide notification of the error (i.e., the letter to borrower), refund to cure of $151.60, re-disclosed CD, along with proof of delivery. Additional conditions may apply.

10/11/2016:  Post consummation CD reflects an Underwriting fee of $151.60 paid to the Lender by the Borrower and an Underwriting Fee credit of $793.40 paid by the Lender.  Third party originator not involved in the Underwriting Fee.  Condition rescinded.

 FICO is higher than guideline minimum UW guides require FICO of 720, loan qualified with FICO of 795.; Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 9.70 months reserves.; Years on Job 9 years at current job.

300201509	2f70e62d-318b-e611-98c2-d8d385e0a8b2	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind													A	A	RA	A	A	General Compliance	Missing Documentation	Unable to determine Lender's application date. Compliance testing not complete. Please provide evidence of the application date. Additional conditions may apply.		10/11/2016: Lender's disclosures are dated within 3 days of the Broker's application date. Condition rescinded.
 FICO is higher than guideline minimum UW guides require FICO of 720, loan qualified with FICO of 795.; Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 9.70 months reserves.; Years on Job 9 years at current job.

300201509	2c27e4da-8007-48e4-a7f5-bc93c55b550d	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title - CPL/Lender Coverage/Settlement fees are reflected in section C of the final Closing Disclosure.The Borrower selected a service provider listed on the WLSP and the fees should be listed in section B of the CD.
																													10/05/16: Corrected on the post close CD. Loan will be graded a B.
 FICO is higher than guideline minimum UW guides require FICO of 720, loan qualified with FICO of 795.; Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 9.70 months reserves.; Years on Job 9 years at current job.

300201509	0dc5293c-f127-4fab-8907-6e455767c346	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The NMLS /License Number of the Settlement Agent is missing.		10/05/16: Corrected on the post close CD. Loan will be graded a B.
 FICO is higher than guideline minimum UW guides require FICO of 720, loan qualified with FICO of 795.; Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 9.70 months reserves.; Years on Job 9 years at current job.

300201509	79ff546c-088b-e611-98c2-d8d385e0a8b2	Closing Disclosure document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Closing Disclosure document error	The Closing Disclosure, Section F and G, Property Tax does not reflect the payee. Please provide a letter of explanation to the borrower, corrected CD, and evidence of delivery.		10/11/2016: Received post consummation CD with payee in Section F. Payee is not required in Section G as that is the escrow section. Condition cleared.
 FICO is higher than guideline minimum UW guides require FICO of 720, loan qualified with FICO of 795.; Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 9.70 months reserves.; Years on Job 9 years at current job.

300201509	d2952f0e-088b-e611-98c2-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE dated 07/27/2016 is missing the lender's e-mail and phone number under the section, “Additional Information About This Loan		10/05/16 Condition acknowledged. Loan will be graded a B.
 FICO is higher than guideline minimum UW guides require FICO of 720, loan qualified with FICO of 795.; Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 9.70 months reserves.; Years on Job 9 years at current job.

300201507	87a4b410-e69a-4184-9433-4ca8c5446e61	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	N/A Condition Cleared	N/A Condition Cleared	3	3	2	A	A	RA	A	A		Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE dated 07/29/2016 reflects a lender credit in the amount of $1837. The lender credit decreased to $55.79 on the CD with no indication of a valid COC to account for the $1781.21 decrease in the credit.
																												10/03/2016: see attached , on page 2 the highlighted area is the lender credit. The $55.79 at the bottom is credit given back to the borrower.	10/03/2016: Audit reviewed CD reflecting Lender Credit of $55.79 in Section J, and has determined that documentation submitted is deemed acceptable. Condition cleared.
300201507	6423c969-ed85-e611-98c2-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in file.		09/30/2016: A CDA report reflecting a value $2,450,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300201506	ed573ee8-8077-e611-9c05-d8d385e1d166	General Compliance Exception	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													B	B	RB	B	B	General Compliance	General Compliance Exception
Section A Fees: Compensation to a third party loan originator from both the consumer and the creditor in the transaction is prohibited under § 1026.36(d)(2). Ref: §1026.38(f)(1)-2. Borrower paid an Origination Fee of $550.80. Refund to cure required $550.80. File contains Borrower Loan Options dated 08/26/2016 in which the Borrower selected Lender-Paid Broker Compensation.
																												09/19/2016: please see attached
09/19/2016: Audit reviewed revised CD, and has determined that the origination fee was itemized out as paid to the Broker by the Lender; and paid to the Lender by the Borrower. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a B for all agencies. Condition cleared.

300201506	ad158272-8077-e611-9c05-d8d385e1d166	Missing Affiliated Business Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	File is missing the Broker Affiliated Business Disclosure. If the Broker is not affiliated with any other businesses, please provide an attestation stating such.	09/15/2016: please see attached	09/15/2016: Audit review of lender attestation statement regarding "Broker has no Affiliated Businesses" is deemed acceptable, condition cleared.
300201506	8d629997-8077-e611-9c05-d8d385e1d166	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	General Compliance	Missing Documentation	Please provide evidence of Lender of Record Application Date.	09/15/2016: please see attached	09/15/2016: Audit reviewed print screen verification of Application date, and has determined that the documentation is deemed acceptable. Condition cleared.
300201506	90f443e9-034b-4d34-b95b-daf7922a9c2d	Naming Convention in Origination Charges - Section A on C.D is not consistent (with no tolerance Violation)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	A	B	RA	A	A		Naming Convention in Origination Charges - Section A on C.D is not consistent	The naming convention of fees in section A of the LE and CD is not consistent. The final and post-close CD's reflects Underwriting Fee and the LE dated 07/27/2016 reflects Lender Admin Fee.	09/19/2016: please see attached
09/19/2016: Audit reviewed CD, the LE/CD fees where the naming convention is not consistent has been corrected on the revised CD, and is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. Condition cleared.

300201506	dd6f5763-5306-4a18-a81a-b5956126e59a	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Appraisal Fee and Credit Report Fee in section B of the final Closing Disclosure are missing the name of the payee.		09/11/2016: A Post Closing CD provided in file reflects payee name for the Appraisal Fee and Credit Report Fee. Loan will be graded a B for all agencies.
300201506	5d086197-3705-4560-b281-4830e26e27db	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	1026.19(f)(2)(v) - Tolerance Error: Tolerance cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	2	2	B	B	RB	B	B		Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated 07/27/2016 does not reflect a Flood Certification fee with no resulting CoC for any subsequent disclosures. The final and post-close CD reflects a Flood Certification fee of $12.00 resulting in a $12.00 refund due for cure.
																													09/11/2016: Final CD shows a sufficient tolerance cure in the amount of $12.00. Loan will be graded a B for all agencies.
300201506	4f618439-2d90-46d6-a868-2b844f950492	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The title fees in section C of the final Closing Disclosure are missing the name of the service providers.		09/11/2016: A Post Closing CD provided in file reflects missing service provider names. Loan will be graded a B for all agencies.
300201506	33494013-79e5-4488-bbd1-43a6aebd6740	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License Number of the Real Estate Broker (Buyer), Real Estate Broker (Seller) and the Settlement Agent are missing.
09/11/2016: A Post Closing CD provided in file reflects the license number for the Real Estate Broker (Buyer), Real Estate Broker (Seller) and the Settlement Agent. Loan will be graded a B for all agencies.

300201506	36b69aef-3a78-e611-9c05-d8d385e1d166	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		09/11/2016: Non-material finding. Loan will be rated a B for all agencies.
300201506	ed899d4a-7e77-e611-9c05-d8d385e1d166	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/10/2016: A CDA report reflecting a value $1,404,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
300202069	8094ce9a-4a9c-e611-b5f3-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.	11/01/2016: CDA	11/01/2016: A CDA report reflecting a value $680,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300202069	af9b4d93-4a9c-e611-b5f3-d8d385e0a8b2	Missing Affiliated Business Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	File is missing the Broker Affiliated Business Disclosure. If the broker is not affiliated with any businesses, please provide an attestation stating such.	11/04/2016: please see attached	11/04/2016: Audit review of lender attestation statement regarding "Broker has no Affiliated Businesses" is deemed acceptable, condition cleared.
300202069	ef136e51-d13d-43d9-86e7-92657c95bcc8	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Credit Report in section B of the final Closing Disclosure does not reflect the name of the payee. Please note that a letter of explanation to the borrower must also be issued.		10/28/2016: A Post Closing CD was provided in the loan file reflecting the payee for the Credit Report. A letter to the borrower was also provided in the file. Loan will be rated a B for all agencies.
300202069	b00bc38a-8e4c-4027-9d21-ea13825c08e6	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title - Closing Protection Letter and Title - Mobile Notary Fee reflected in section C of the final Closing Disclosure do not reflect the name of the service provider.  Please note that a letter of explanation to the borrower must also be issued.

10/28/2016:  A Post Closing CD was provided in the loan file reflecting a service provider for both fees in section C.  A letter was also provided to the borrower in the loan file.  Loan will be rated a B for all agencies.

300202069	899b9ff7-4d9c-e611-b5f3-d8d385e0a8b2	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error
The Final Closing Disclosure Contact Information section is incomplete.  The License Number of the Settlement Agent and Sellers Real Estate Broker are missing. Please note that a letter of explanation to the borrower must also be issued.

10/27/2016: A Post Closing CD was provided in the loan file reflecting the License Number for the Settlement Agent and Sellers Real Estate Broker.  A letter to the borrower was also provided in the file.  Loan will be rated a B for all agencies.

300202069	417546b4-4a9c-e611-b5f3-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE dated is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		10/27/2016: This finding is non material. Loan will be graded a B for all agencies.
300202069	9c998378-1e3e-4d3a-bfb6-7e1f9b47da9f	Missing seller’s Closing Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	No	No	No	No	No Cure Missing Doc Not Provided	No Cure Missing Doc Not Provided	N/A Condition Cleared	N/A Condition Cleared	2	2	2	A	A	RA	A	A		Missing seller’s Closing Disclosure	Seller's CD was not provided in the file.	11/04/2016: please see attached	11/04/2016: Audit reviewed executed combined Final ALTA Settlement Statement, and has determined that documentation submitted is deemed acceptable. Condition cleared.
300202068	c898480d-b784-e611-98c2-d8d385e0a8b2	Missing Affiliated Business Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	File is missing the Broker Affiliated Business Disclosure. If the broker is not affiliated with any other businesses, please provide an attestation stating such.	09/30/2016: see attached letter	09/30/2016: Audit review of lender attestation statement regarding "Broker has no Affiliated Businesses" is deemed acceptable, condition cleared.
300202068	422b48fb-b684-e611-98c2-d8d385e0a8b2	Originator employment with Origination Company from application does not match NMLS result	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	Federal Consumer Protection	Originator employment with Origination Company from application does not match NMLS result	Originator employment with Origination Company from application does not match NMLS result.	09/30/2016: see attached, the NMLS numbers are correct	09/30/2016: Audit re-analyzed NMLS, and has determined that the Origination Company reflected on the final 1003 is listed as "Other Trade Names" on NMLS. Condition cleared.
300202068	fc590304-b784-e611-98c2-d8d385e0a8b2	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	General Compliance	Missing Documentation	Evidence of the Lender of Record Application Date was not provided in the file.
09/30/2016: Please see the attached disclosure inventory lists as proof of when applications were taken and corresponding disclosures were provided to borrowers. As you will see from these lists, the 1003 application form is included in all of them, as well as the LE and other required disclosures. We believe these all meet the date requirements for compliance due to the fact that they are being provided at the time the application is being taken. Please let us know if there is anything further that needs to be provided in order to clear these findings.

09/30/2016: Audit reviewed evidence of Lender Application, and has determined that the broker and lender Application dates are on the same day. Documentation submitted is deemed acceptable. Condition cleared.

300202068	7c737627-b784-e611-98c2-d8d385e0a8b2	Closing Disclosure document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Closing Disclosure document error	The Remaining Rate Credit reflected in Section H of the final Closing Disclosure should be reflected as a lender paid closing cost.
09/27/2016:  A Post Closing CD provided in the loan file reflects the remaining rate credit removed and a lender paid credit to the borrower in the Paid to Others column.  Loan will be rated a B for all agencies.

300202068	0457fb16-b784-e611-98c2-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		09/27/2016: Non-material finding. Loan will be rated a B for all agencies.
300202068	9083d3aa-b881-e611-9c05-d8d385e1d166	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/27/2016: A CDA report reflecting a value $670,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300203722	8b0b5c3d-e296-e611-b5f3-d8d385e0a8b2	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing Documentation	Missing evidence the borrowers HELOC was closed or frozen at closing.	10/26/2016: close out letter attached
10/26/2016: Audit reviewed "Payoff Remittance" letter that instructs payoff company to close the line of credit, and had determined that the documentation submitted is deemed acceptable. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.65%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 746; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.40 months reserves

300203722	37f5c557-ea96-e611-b5f3-d8d385e0a8b2	Missing asset documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing asset documentation
The loan file is missing asset documentation within 90 days of the note date.  The assets in the loan file are dated XX/XX/XXXX and are 92 days old as of the note date.  Please provide an updated bank statement for the borrowers investment account reflected on their loan application.  Additional conditions may apply.
																												10/26/2016: please attached July statement	10/26/2016: Audit re-analyzed asset documentation, and has determined that IRA asset statements are sufficient. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.65%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 746; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.40 months reserves

300203722	76a3cf13-d596-e611-b5f3-d8d385e0a8b2	Missing verbal verification of employment	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind													A	A	CA	A	A	Income/Employment	Missing verbal verification of employment	The VVOE for the Co-Borrower was not obtained within 30 days of the note date.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.65%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 746; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.40 months reserves

300203722	6ca3c323-e396-e611-b5f3-d8d385e0a8b2	Missing Evidence of HOA Fees	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing Evidence of HOA Fees	Missing evidence of the HOA fees for the 2nd property listed on the borrowers Schedule of Real Estate Owned of the loan application. Additional conditions may apply.	10/26/2016: Attached please find the HOA Fees and the property tax statement to verify the invoice subdivision.
10/26/2016: Audit reviewed HOA Statement for the 2nd property listed on the borrowers Schedule of Real Estate Owned of 1003, and has determined that the documentation submitted is deemed acceptable. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.65%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 746; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.40 months reserves

300203722	5bdeff41-e596-e611-b5f3-d8d385e0a8b2	Missing Evidence REO Property is Owned Free and Clear	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing Evidence REO Property is Owned Free and Clear	Missing evidence the 2nd property listed on the borrowers Schedule of Real Estate Owned of the loan application is owned free and clear. Additional conditions may apply.	10/26/2016: see attached report that shows there are not any liens for REO, also attached is Homeowners Insurance policy showing no liens
10/26/2016: Audit reviewed the documentation, and has determined that sufficient evidence was provided as proof of free and clear for the 2nd property listed on the borrowers Schedule of Real Estate Owned of the 1003. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.65%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 746; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.40 months reserves

300203722	bcb03f7d-e596-e611-b5f3-d8d385e0a8b2	Missing Balance Sheet	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A		Missing Balance Sheet	Missing 2016 Balance Sheet for Co-Borrower's Schedule C Sole Proprietorship. Per appendix Q, a Balance Sheet is required; in order for the loan to be classified as a Qualified Mortgage.
10/31/2016: The balance sheet already provided appears to be a joint Balance Sheet for both borrowers as it lists all assets and liabilities for both of them. Because they each file Schedule C for these businesses, they are personally responsible for all debts of the businesses and all debts on the balance sheet are reporting on the credit report.10/26/2016: see attached Balance Sheet

10/31/2016: Audit reviewed the Lender Rebuttal, and has determined that the combined Balance Sheet Schedule C income for both borrower's is deemed acceptable. Condition cleared. 10/26/2016: Audit reviewed the Balance Sheet for the BORROWER, however the Balance Sheet for the CO-BORROWER's Schedule C Sole Proprietorship (p439) is required. While the income is not used in the DTI calculation, the unknown is what are the current debts that the client is responsible for and will that impact the response to the question “Are all debts included in the analysis and calculation of the DTI.  Accordingly, the implication is that the party has business income even though it is not being used which opens up the discussion for debts of the business that are the responsibility of the applicant/co-borrower that have to be reconciled.  Therefore, a P&L and Balance Sheet are required for the loan to be classified as a Qualified Mortgage to be purchasable. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.65%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 746; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.40 months reserves

300203722	62ad9eab-e596-e611-b5f3-d8d385e0a8b2	Missing YTD Profit & Loss	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A		Missing YTD Profit & Loss	Missing 2016 YTD P&L for Borrower's Schedule C Sole Proprietorship. Per appendix Q, a P&L statement is required; in order for the loan to be classified as a Qualified Mortgage.
10/31/2016: The P&L already provided appears to be a joint P&L for both borrowers as it lists all assets and liabilities for both of them. Because they each file Schedule C for these businesses, they are personally responsible for all debts of the businesses and all debts on the balance sheet are reporting on the credit report.10/26/2016: see attached P&L

10/31/2016: Audit reviewed the Lender Rebuttal, and has determined that the combined P&L Schedule C income for both borrower's is deemed acceptable. Condition cleared.10/26/2016: Audit reviewed the P&L for the BORROWER, however the P&L for the CO-BORROWER's Schedule C Sole Proprietorship (p439) is required. While the income is not used in the DTI calculation, the unknown is what are the current debts that the client is responsible for and will that impact the response to the question “Are all debts included in the analysis and calculation of the DTI.  Accordingly, the implication is that the party has business income even though it is not being used which opens up the discussion for debts of the business that are the responsibility of the applicant/co-borrower that have to be reconciled.  Therefore, a P&L and Balance Sheet are required for the loan to be classified as a Qualified Mortgage to be purchasable. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.65%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 746; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.40 months reserves

300203722	4d86118d-e696-e611-b5f3-d8d385e0a8b2	Missing Affiliated Business Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure for the broker. If the broker is not affiliated with any other businesses, please provide an attestation stating such.	10/26/2016: see attached letter	10/26/2016: Audit review of lender attestation statement regarding "Broker has no Affiliated Businesses" is deemed acceptable, condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.65%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 746; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.40 months reserves

300203722	6c4e4bdc-5397-4b3b-bc3b-551bd4b5a032	Incorrect rescission model – Same lender refinance requires form H-9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind													A	A	RA	A	A	TILA	Incorrect rescission model – Same lender refinance requires form H-9	The file is missing the Right of Rescission on Form H9. Subject is a Lender to Lender cash out refinance.	10/26/2016: Disagree-this is not a same lender refinance.
10/26/2016: Audit re-analyzed the loan file, and has determined that the original mortgage was held by the Lender under "other trade names". However, it appears (via credit report) that the loan was transferred to another lender which was reflected on the Closing Disclosure payoff section. Therefore, the Right of Rescission was on the correct H8 form. Condition rescinded.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.65%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 746; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.40 months reserves

300203722	576b7cb3-304f-46bf-92b6-21e7dfb18f49	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title - Abstract or Title Search and Title - Settlement or Closing fee are reflected in section C of the final Closing Disclosure.  The borrowers selected a service provider from the WLSP for title services.  The title service provider fees should be listed in section B of the CD.  Along with a letter of explanation to the borrower and delivery.
																													10/20/2016: A Post Close CD in the loan file reflect fees moved from C to B and LOE with confirmation of delivery provided. Condition cleared. The loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.65%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 746; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.40 months reserves

300203722	69620611-e896-e611-b5f3-d8d385e0a8b2	Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	yes	Yes Potentially	Yes	1026.19(f)(2)(v) - Tolerance Error: Tolerance cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	2	2	A	B	RA	A	A		Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)
Services borrower did  shop fees in Section C and section E Recording Fees are subject to 10% tolerance when the borrower chose a service provider on the WLSP.  LE dated 09/19/2016 reflects a fee total of $1,475 ($1,622.50 at 10%) with no resulting CoC for any subsequent disclosures.  Final CD reflects a fee total of $1,866 for a refund required of $243.50 to meet 10% threshold.  Please provide a letter of explanation to the borrower and delivery.

10/20/2016:  A Post Close CD in the loan file reflects a respa charge cure for the title fees was provided and LOE with confirmation of delivery.  Contrition cleared.  The loan will be rated a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.65%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 746; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.40 months reserves

300203722	9b09404d-e9e0-4a11-b7aa-667897913086	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE dated 09/26/2016 is missing the lender's email and phone number under section, Additional Information About This Loan.		10/20/2016: This is a non-material breach. The loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.65%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 746; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.40 months reserves

300203722	88ba01b1-e996-e611-b5f3-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		10/20/2016: A CDA report dated 9/20/2016 reflected a value of $1,100,000 with a 0% variance to appraisal value. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.65%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 746; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.40 months reserves

300202105	db06ee55-bf79-e611-9c05-d8d385e1d166	Missing Evidence of Taxes and Insurance	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing Evidence of Taxes and Insurance	The loan file is missing evidence of taxes and insurance for properties 1 and 2 on the Schedule of REO on the final loan application.	09/16/2016: please see attached
09/16/2016: Audit reviewed Mortgage Statements for REO's #1 and 2, and has determined that the statements for both include taxes and insurance amounts within the monthly mortgage payment. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.02%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787; Years in Field Borrower has 24 years in field

300202105	dd4a53e9-be79-e611-9c05-d8d385e1d166	Missing Affiliated Business Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A		Missing Affiliated Business Disclosure	File is missing the Broker Affiliated Business Disclosure. If the Broker is not affiliated with any other businesses, please provide an attestation stating such.	09/16/2016: please see attached	09/16/2016: Audit review of lender attestation statement regarding "Broker has no Affiliated Businesses" is deemed acceptable, condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.02%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787; Years in Field Borrower has 24 years in field

300202105	b1aa7f2c-d479-e611-9c05-d8d385e1d166	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Not Likely	Yes	No Cure once CD Issued	N/A	N/A	N/A	2	2	2	B	B	RB	B	B		Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.
The service provider list in file is an old RESPA service provider list and does not list the individual "services" associated with each provider. It is not the service provider list that is under form H-27 in the rule. The WLSP is itself a violation and it is confusing to consumers because it has text that relates to the GFE.
																													09/13/2016: Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.02%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787; Years in Field Borrower has 24 years in field

300202105	f83526b8-e051-4fb1-bb2e-b6601a32f8a6	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	No Cure	No Cure	N/A Condition Cleared	N/A Condition Cleared	3	3	3	A	A	RA	A	A		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Evidence of borrower's receipt of initial CD 3 days prior to consummation was not provided. The initial CD is not dated within 3 days of the consummation date.  When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.
																												09/16/2016: please see attached
09/16/2016: Audit reviewed electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.02%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787; Years in Field Borrower has 24 years in field

300202105	5d47bc0c-0965-41c6-8203-61b5801974b2	Incorrect disclosure of Origination Charges - Section A	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Origination Charges - Section A
Upon Audit review of the Closing Disclosure, it was determined that the CD reflects one line item for "Origination Fee" to the Broker with both the borrower and Lender paying on that same line item. Section A Fees, per 1026.38(f)(1):  Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing. Provide revised CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification is required.
																												09/26/2016: please see attached
09/26/2016: Audit reviewed revised CD, and has determined that the origination fee was itemized out as paid to the Broker by the Lender; and paid to the Lender by the Borrower. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a B for all agencies. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.02%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787; Years in Field Borrower has 24 years in field

300202105	0d4f1439-d479-e611-9c05-d8d385e1d166	Missing Closing Disclosure / CD Not in File	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes	Yes	No Cure - Missing Doc Not Provided	No Cure	N/A - Condition Cleared	N/A Condition Cleared	3	3	3	A	A	RA	A	A		Missing Closing Disclosure / CD Not in File	Missing Initial CD.	09/16/2016: please see attached	09/16/2016: Audit reviewed initial CD, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.02%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787; Years in Field Borrower has 24 years in field

300202105	b743b82f-b632-4dda-bca4-29d4c7b324a5	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The Final Closing Disclosure Contact Information section is incomplete. The License ID of the Sellers Real Estate Broker and the Settlement Agent are missing.	09/16/2016: please see attached
09/16/2016: Audit review of revised CD includes contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided.  Loan will be rated a 'B'. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.02%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787; Years in Field Borrower has 24 years in field

300202105	b8ba1c43-d479-e611-9c05-d8d385e1d166	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		09/13/2016: Non-Material finding. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.02%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787; Years in Field Borrower has 24 years in field

300202105	f6853d4a-be79-e611-9c05-d8d385e1d166	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		09/13/2016: A CDA report reflecting a value $1,173,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.02%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787; Years in Field Borrower has 24 years in field

300202109	6ff3391e-6b89-e611-98c2-d8d385e0a8b2	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind													A	A	CA	A	A	Legal Documents	Missing Documentation	Missing documentation to support $1,500.00 bill payment withdrawn from monthly bank statement.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.606%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 753; No Rental Lates UW Guides require 6 months reserves, loan qualified with 10.33 months reserves

300202109	94ffa3f1-6a89-e611-98c2-d8d385e0a8b2	Missing Tax Transcripts	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A		Missing Tax Transcripts	Missing evidence that an extension was filed for 2015 Tax Return.	This is not a housing debt, therefore it would not be required to be documented and shouldn't be counted in the DTI. Please provide in the guidelines that this is required.	10/12/2016: Audit reviewed 2015 Application for Extension of Time, and has determined that documentation submitted was deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.606%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 753; No Rental Lates UW Guides require 6 months reserves, loan qualified with 10.33 months reserves

300202109	0a2215b7-6e89-e611-98c2-d8d385e0a8b2	General Compliance Exception	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													B	B	RB	B	B	General Compliance	General Compliance Exception	Remaining Rate Credit listed under Section H. Lender rate credits should be listed under Section J of the CD. Corrected on post close CD.		10/3/2016: Corrected on post close CD. Loan will be graded a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.606%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 753; No Rental Lates UW Guides require 6 months reserves, loan qualified with 10.33 months reserves

300202109	326cc49e-6e89-e611-98c2-d8d385e0a8b2	Missing Affiliated Business Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	Missing Broker's Affiliated Business Disclosure. Additional conditions may apply.		10/07/2016: Received attestation no affiliates. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.606%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 753; No Rental Lates UW Guides require 6 months reserves, loan qualified with 10.33 months reserves

300202109	8946e76f-6e89-e611-98c2-d8d385e0a8b2	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	General Compliance	Missing Documentation	Unable to determine Lender's application date. Compliance testing not complete. Please provide evidence of the application date. Additional conditions may apply.		10/07/2016: Received evidence of Lender's application date. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.606%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 753; No Rental Lates UW Guides require 6 months reserves, loan qualified with 10.33 months reserves

300202109	351d3c4d-164d-4fff-9ba1-1ba34310b6a9	Borrower not provided 3 day rescission period	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A		Borrower not provided 3 day rescission period	Co-Borrower not provided 3 day rescission period. Signature of receipt of Notice of Right to Cancel is after the date of funding.
10/18/2016: The co-borrower actually signed the Notice of Right to Cancel on XX/XX/XXXX at the same time as the rest of the closing documents but incorrectly dated the Notice of Right to Cancel. See attached LOX from the co-borrower.

10/31/2016:  Notification of error, reopened rescission, evidence of shipment and RTC with corrected dates was provided. The loan is out of the rescission period, rescission expired on XX/XX/XXXX. Condition cleared and loan will be rated a Fitch B.10/28/2016: Notification of error, reopened rescission, evidence of shipment and RTC with correct dates was provided . Loan will be rated a Fitch B. However, unable to clear condition as loan is currently in the rescission period, rescission expires on XX/XX/XXXX. Loan will be cleared when the rescission period has expired. Condition remains.10/18/2016: Audit reviewed the Lender Rebuttal, and has determined that the Letter of Explanation executed by the Co-borrower is deemed unacceptable. Unfortunately, a Notification of error, reopened rescission, evidence of shipment and RTC with corrected expiration date are required. Condition remains.  10/07/2016:  Co-borrower signed the Right to Cancel 9/10/2016.  Expiration date is XX/XX/XXXX.  Co-borrower was not provided 3 day rescission period.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.606%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 753; No Rental Lates UW Guides require 6 months reserves, loan qualified with 10.33 months reserves

300202109	c22971ac-6a89-e611-98c2-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		10/03/16: CDA reflecting a value of $782,000.00 which is a -0.0% variance within acceptable tolerance. Condition Cleared
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.606%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 753; No Rental Lates UW Guides require 6 months reserves, loan qualified with 10.33 months reserves

300203013	77012d58-4087-e611-98c2-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	Review Appraisal Missing – A CDA report was not provided in file		10/03/2016: A CDA report reflecting a value $875,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
 CLTV is lower than guideline maximum UW Guides require 80% CLTV, loan qualified with CLTV of 72.97%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.87%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 795

300203013	ef616a85-4187-e611-98c2-d8d385e0a8b2	Missing Affiliated Business Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	File is missing the Broker Affiliated Business Disclosure. If the broker is not affiliated with any other businesses, please provide an attestation stating such.	10/05/2016: see attached letter	10/05/2016: Audit review of lender attestation statement regarding "Broker has no Affiliated Businesses" is deemed acceptable, condition cleared.
 CLTV is lower than guideline maximum UW Guides require 80% CLTV, loan qualified with CLTV of 72.97%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.87%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 795

300203013	626cc7af-4187-e611-98c2-d8d385e0a8b2	Missing Initial Escrow Account Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind													A	A	RA	A	A	General Compliance	Missing Initial Escrow Account Disclosure	Missing evidence of borrower signed Escrow Waiver disclosure.	10/05/2016: on page 1 of the CD it states there are no escrows which the borrower signed, disclosure not needed	10/05/2016: Audit concurs with the Lender Rebuttal, condition rescinded.
 CLTV is lower than guideline maximum UW Guides require 80% CLTV, loan qualified with CLTV of 72.97%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.87%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 795

300203013	c1be4ef6-8489-e611-98c2-d8d385e0a8b2	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	General Compliance	Missing Documentation	Evidence of Lender of Record Application Date was not provided in file.
10/05/2016: Please see the attached disclosure inventory lists as proof of when applications were taken and corresponding disclosures were provided to borrowers. As you will see from these lists, the 1003 application form is included in all of them, as well as the LE and other required disclosures. We believe these all meet the date requirements for compliance due to the fact that they are being provided at the time the application is being taken. Please let us know if there is anything further that needs to be provided in order to clear these findings.

10/05/2016: Audit reviewed evidence of Lender Application, and has determined that the broker and lender Application dates are on the same day. Documentation submitted is deemed acceptable. Condition cleared.

 CLTV is lower than guideline maximum UW Guides require 80% CLTV, loan qualified with CLTV of 72.97%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.87%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 795

300203013	38c5a443-9b26-456c-9dba-7651ecf1bc1f	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title - Title Insurance Binder is reflected in section C of the final Closing Disclosure. The borrower selected a service provider from the WLSP for title services. The title service provider fee should be listed in section B of the CD.

10/03/2016: Post close CD issued however now all title fees are listed in Section C but should be listed in Section B as borrower used service provider on WLSP. Condition remains Active and correction still needed.

 CLTV is lower than guideline maximum UW Guides require 80% CLTV, loan qualified with CLTV of 72.97%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.87%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 795

300203013	efd24461-1923-4d00-b40a-778791220d7e	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The NMLS License Number and/or State License number of the Settlement Agent is missing.		10/03/2016: Corrected post close CD in file reflects missing license number. Loan will be graded a B for all agencies. Condition cleared.
 CLTV is lower than guideline maximum UW Guides require 80% CLTV, loan qualified with CLTV of 72.97%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.87%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 795

300203013	abef3f0b-1643-41da-88a2-d986e7bea8cc	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	N/A Condition Cleared	N/A Condition Cleared	3	3	2	A	A	RA	A	A		Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE dated 08/02/2016 reflects a lender credit in the amount of $2,790.00. The lender credit decreased to $2,145.36 on the Final CD and Post Close CD with no indication of a valid COC to account for the $644.64 decrease in the credit.
																												10/05/2016: see attached coc, lock confirmation and CD provided to the borrower
10/05/2016: Audit review of Rate Lock Confirmation dated 08/31/2016 confirms rate lock extension included in pricing, therefore no refund is required. Documentation, for Lender Credit, submitted is deemed acceptable, condition cleared.

 CLTV is lower than guideline maximum UW Guides require 80% CLTV, loan qualified with CLTV of 72.97%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.87%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 795

300203013	92dafb1d-8589-e611-98c2-d8d385e0a8b2	Closing Disclosure document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Closing Disclosure document error
The Broker Administration Fee reflected in section A of the final Closing Disclosure does not list the Payee for the fee. The Transfer Tax reflected in Section E of the final Closing Disclosure does not list the Payee for the fee.
																													10/03/2016: Corrected post close CD in file reflects missing payees in Section A and Section E. Loan will be graded a B for all agencies. Condition cleared.
 CLTV is lower than guideline maximum UW Guides require 80% CLTV, loan qualified with CLTV of 72.97%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.87%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 795

300202108	6dcced25-fb80-e611-9c05-d8d385e1d166	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	General Compliance	Missing Documentation	Evidence of Lender of Record Application Date was not provided in file.
09/29/2016: Please see the attached disclosure inventory lists as proof of when applications were taken and corresponding disclosures were provided to borrowers. As you will see from these lists, the 1003 application form is included in all of them, as well as the LE and other required disclosures. We believe these all meet the date requirements for compliance due to the fact that they are being provided at the time the application is being taken. Please let us know if there is anything further that needs to be provided in order to clear these findings.

09/29/2016: Audit reviewed evidence of Lender Application, and has determined that the broker and lender Application dates are on the same day. Documentation submitted is deemed acceptable. Condition cleared.

300202108	d4fef331-fc80-e611-9c05-d8d385e1d166	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	A	A	RA	A	A		Loan Estimate document error	The LE is missing the lender e-mail address and phone number under the section, Additional Information About This Loan.		09/22/2016: This is non-material and the Loan will be rate a B.
300202108	9b53a793-2f80-e611-9c05-d8d385e1d166	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		09/22/2016: A CDA report dated 05/11/2016 reflected a value of $1,350,000 with a 0% variance to appraisal value. Condition cleared.
300205306	e1f6ebb3-c88c-e611-98c2-d8d385e0a8b2	General Compliance Exception	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind													A	A	RA	A	A	General Compliance	General Compliance Exception
Section A Fees: Compensation to a third party loan originator from both the consumer and the creditor in the transaction is prohibited under § 1026.36(d)(2). Ref: §1026.38(f)(1)-2. Borrower paid an Origination Fee of $351.00. Please provide notification of the error (i.e., the letter to borrower), refund to cure of $351.00, re-disclosed CD, along with proof of delivery. Additional conditions may apply.
																												10/19/2016: Disagree - The $351.00 was an Underwriting Fee which was paid to the lender.	10/19/2016: Audit concurs with the Lender Rebuttal, and has determined that the Underwriting fee ($351) paid to the Lender is not dual compensation. Condition rescinded.
300205306	f4cdc5c6-c98c-e611-98c2-d8d385e0a8b2	General Compliance Exception 2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													B	B	RB	B	B		General Compliance Exception 2	The Final Closing Disclosure, Section C, Title-Premium for Lenders Coverage and Title Endorsement does not show the payee.		10/06/16: Cured on the post close CD. Loan will be graded a B.
300205306	16c5dfa7-c68c-e611-98c2-d8d385e0a8b2	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	General Compliance	Missing Documentation	Unable to determine Lender's application date. Compliance testing not complete. Please provide evidence of the application date. Additional conditions may apply.		10/13/2016: Audit reviewed evidence of Lender Application, and has determined that the broker and lender Application dates are on the same day. Condition cleared.
300205306	1d4f7b65-2ef8-424e-a8e4-a847e2a4513a	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title fees are reflected in section C of the final Closing Disclosure. The borrower selected a service provider listed on the WLSP for the title services and should be listed in section B of the CD.
																													10/06/16: Cured on the post close CD. Loan will be graded a B.
300205306	2360a75b-cc83-42ec-9d51-397f558b0f36	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	N/A Condition Cleared	N/A Condition Cleared	3	3	2	A	A	RA	A	A		Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE dated 08/16/2016 reflects a lender credit in the amount of $1,826. The lender credit decreased to $0 on the CD dated 09/19/2016 with no indication of a valid COC to account for the $1,826 decrease in the credit.
																												10/13/2016: see page 2 of the attached CD, highlighted area is the lender credit which increased.
10/13/2016: Audit review of Rate Lock Confirmation dated 09/19/2016 confirms rate relock included in pricing, therefore no refund is required. Documentation, for Lender Credit, submitted is deemed acceptable, condition cleared.

300205306	f0754cf5-c88c-e611-98c2-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE dated 08/16/2016 is missing the lender's e-mail and/or phone number under the section, “Additional Information About This Loan”.		Cure post close and grade a B
300205306	f02d347e-bd8c-e611-98c2-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	CDA report was not provided in file.		10/7/16: CDA reflecting a value of $1,500,000.00 which is a -0.0% variance. Condition Cleared.
300204970	57460ce6-5d7b-e611-9c05-d8d385e1d166	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing Documentation	Missing evidence that savings bonds came from an estate settlement and not a gift to the borrower.
09/21/2016: can we please have a waiver of this requirement as the purchaser does not need these assets to close or for reserves. see attached breakdown of the assets required and some of the assets verified
																													09/21/2016: Audit reviewed the Lender Rebuttal, and has removed the savings bond amount from the assets. Reserves are sufficient without the use of said bonds. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 789; No Rental Lates UW Guides require 0 x 30 days late in the  most recent 24 months; VOR verifies 60 months payment history with no late payments reported.; Years on Job Borrower has 5.8 years on job

300204970	01c09571-5c7b-e611-9c05-d8d385e1d166	Missing hazard insurance declaration	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A		Missing hazard insurance declaration	The hazard policy effective date is after the subject note date. Please provide evidence of insurance coverage effective as of the note date.
09/23/2016: Although the note is dated prior to ins the borrower did not sign the documents until after the ins effective date as evidenced by the security instrument signed and notarized, therefore the insurance effective at signing and should be sufficient.
																													09/23/2016: Audit reviewed the Lender Rebuttal, and has determined that the signing date was AFTER the insurance effective date. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 789; No Rental Lates UW Guides require 0 x 30 days late in the  most recent 24 months; VOR verifies 60 months payment history with no late payments reported.; Years on Job Borrower has 5.8 years on job

300204970	e03c84f7-5b7b-e611-9c05-d8d385e1d166	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/15/2016: CDA reflecting a value of $1,350,000 which is a 0.0% variance. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 789; No Rental Lates UW Guides require 0 x 30 days late in the  most recent 24 months; VOR verifies 60 months payment history with no late payments reported.; Years on Job Borrower has 5.8 years on job

300204970	861ff4d2-607b-e611-9c05-d8d385e1d166	General Compliance Exception	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													B	B	RB	B	B	General Compliance	General Compliance Exception
Compensation to a third party loan originator from both the consumer and the creditor in the transaction is prohibited under 1026.36(d)(2). Ref: 1026.38(f)(1)-2. Borrower paid an Origination fee of $549.73. Refund to cure required of $549.73.  File contains a signed Borrower Loan Option form in which Lender-Paid Broker Compensation was selected.
																												09/23/2016: please see attached
09/23/2016: Audit reviewed revised CD, and has determined that the origination fee was itemized out as paid to the Broker by the Lender; and paid to the Lender by the Borrower. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a B for all agencies. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 789; No Rental Lates UW Guides require 0 x 30 days late in the  most recent 24 months; VOR verifies 60 months payment history with no late payments reported.; Years on Job Borrower has 5.8 years on job

300204970	8b942f7d-607b-e611-9c05-d8d385e1d166	Missing Affiliated Business Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure for the broker. If the broker is not affiliated with any other businesses, please provide an attestation stating such.	09/21/2016: please see attached	09/21/2016: Audit review of lender attestation statement regarding "Broker has no Affiliated Businesses" is deemed acceptable, condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 789; No Rental Lates UW Guides require 0 x 30 days late in the  most recent 24 months; VOR verifies 60 months payment history with no late payments reported.; Years on Job Borrower has 5.8 years on job

300204970	dfc9c443-607b-e611-9c05-d8d385e1d166	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	General Compliance	Missing Documentation	Evidence of the Lender of Record Application Date was not provided in file.	09/21/2016: please see attached
09/21/2016: Audit reviewed evidence of Lender Application, and has determined that the broker and lender Application dates are on the same day. Documentation submitted is deemed acceptable. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 789; No Rental Lates UW Guides require 0 x 30 days late in the  most recent 24 months; VOR verifies 60 months payment history with no late payments reported.; Years on Job Borrower has 5.8 years on job

300204970	0842693d-5d67-4701-9fc1-adf1c67947d4	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title-Document Prep, Title-Endorsement, Title-Mobile Notary, Title-Premium for Lender's Coverage, Title-Recording and Title-Settlement or Closing fees are reflected in section C of the final Closing Disclosure. The borrower selected a service provider from the WLSP for title services. The Title-Document Prep, Title-Endorsement, Title-Mobile Notary, Title-Premium for Lender's Coverage, Title-Recording and Title-Settlement or Closing fees should be listed in section B of the CD.
																													09/15/2016: A Post Closing CD provided in the loan file reflects title service fees in Section B. Loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 789; No Rental Lates UW Guides require 0 x 30 days late in the  most recent 24 months; VOR verifies 60 months payment history with no late payments reported.; Years on Job Borrower has 5.8 years on job

300204970	e207ab2a-971e-4ea0-be01-fe1bcbe5e9f7	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The CA License ID of the Settlement Agent is missing.		09/15/2016: A Post Closing CD provided in the loan file reflects the Settlement Agent's CA License. Loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 789; No Rental Lates UW Guides require 0 x 30 days late in the  most recent 24 months; VOR verifies 60 months payment history with no late payments reported.; Years on Job Borrower has 5.8 years on job

300204970	6748466a-617b-e611-9c05-d8d385e1d166	Closing Disclosure document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Closing Disclosure document error	The Home Warranty Fee in section H of the final Closing Disclosure is missing the name of the service provider.		09/15/2016: A Post Closing CD provided in the loan file reflects the service provider name. Loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 789; No Rental Lates UW Guides require 0 x 30 days late in the  most recent 24 months; VOR verifies 60 months payment history with no late payments reported.; Years on Job Borrower has 5.8 years on job

300204970	d422d815-607b-e611-9c05-d8d385e1d166	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	A	A	RA	A	A		Loan Estimate document error	The LE is missing the lender's email or phone number under the section, Additional Information About This Loan.		09/15/2016: Contact info is considered non-material and will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 789; No Rental Lates UW Guides require 0 x 30 days late in the  most recent 24 months; VOR verifies 60 months payment history with no late payments reported.; Years on Job Borrower has 5.8 years on job

300202593	cf6af495-8c89-e611-98c2-d8d385e0a8b2	General Compliance Exception	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													B	B	RB	B	B	General Compliance	General Compliance Exception	On the final CD reflects a remaining rate credit of ($7,016.42) should be disclosed in Section J. Proper disclosure of credits is referenced in 1026.38(h)(3).		10/03/16: Cured post close. Loan will be graded a B.
300202593	7fa233da-8589-e611-98c2-d8d385e0a8b2	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind													A	A	RA	A	A	General Compliance	Missing Documentation	Unable to determine Lender's application date. Compliance testing not complete. Please provide evidence of the application date. Additional conditions may apply.		10/07/2016: Audit reviewed evidence of Lender Application, and has determined that the broker and lender Application dates are on the same day. Condition cleared.
300202593	36249244-1ea6-4dd4-9f79-612df66fcbbe	Missing corresponding W.L.S.P. for Initial L.E. in File DID SHOP Fee (Section C)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	Material	Yes	Yes	Not Likely	Yes	No Cure	No Cure	N/A Condition Cleared	N/A Condition Cleared	3	3	2	A	A	RA	A	A		Missing corresponding W.L.S.P. for Initial L.E. in File DID SHOP Fee (Section C)	The WLSP corresponding to the initial LE dated 08/24/16 is missing from the loan file.		10/11/2016: WLSP for initial LE dated 08/02/2016 provided in original loan file. WLSP to correspond with LE dated 08/24/2016 is not required. Condition rescinded.
300202593	4e816f36-8d89-e611-98c2-d8d385e0a8b2	Incorrect disclosure of DID SHOP Fee (Section C)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of DID SHOP Fee (Section C)
The Title - Premium for Lenders Coverage and Title-Settlement or Closing Fee are reflected in section C of the final Closing Disclosure. The borrower selected a service provider listed on the WLSP for the Title - Premium for Lenders Coverage and Title-Settlement or Closing Fee. These fees should be listed in section B of the CD.
																													10/03/16: Cured post close. Loan will be graded a B.
300202593	b113b471-8a89-e611-98c2-d8d385e0a8b2	Closing Disclosure document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Closing Disclosure document error
Inaccurate placement in that creditor-paid principal reductions should be disclosed in the Summaries of Transactions section on page three of the Closing Disclosure in the “Other Credits” area of Section L.
																													10/11/2016: The principal reduction was originally in Section H. The post consummation CD shows it in the Payoff & Payment section. Condition cleared.
300202593	638313b2-9089-e611-98c2-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE dated 08/02/2016 is missing the lender's e-mail and phone number under the section, “Additional Information About This Loan”		10/03/16 Condition acknowledged. Loan will be graded a B.
300202593	287f3636-5b89-e611-98c2-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		10/03/2016: CDA reflecting a value of $1,400,000.00 which is a -0.0% variance. Condition Cleared.
300213431	92a8de97-5a8f-e611-98c2-d8d385e0a8b2	Document Error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	2	2	A	B	RA	A	A	General Compliance	Document Error	Final CD does not reflect a payee for the credit report fee.		09/29/2016: This finding is not material. Loan will be graded a B for all agencies.
300213431	2eeb5fa1-118f-e611-98c2-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in file.	10/1/2016: CDA
10/18/2016: A CDA report reflecting a value $1,255,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.10/13/2016: The CDA report provided reflects an incorrect address spelling, the address on CDA does not reflect Note address. Condition remains.

300203710	dd8f69d5-1884-e611-98c2-d8d385e0a8b2	Missing Affiliated Business Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	File is missing the Broker Affiliated Business Disclosure. If the Broker is not affiliated with any other businesses, please provide an attestation stating such.	09/29/2016: please see attached	09/29/2016: Audit review of lender attestation statement regarding "Broker has no Affiliated Businesses" is deemed acceptable, condition cleared.
300203710	2b5c81eb-1884-e611-98c2-d8d385e0a8b2	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	General Compliance	Missing Documentation	Evidence of Lender of Record Application Date was not provided in file.	10/07/2016: please see attached 09/29/2016: please see attached
10/07/2016: Audit reviewed evidence of Lender Application, and has determined that the broker and lender Application dates are on the same day. Condition cleared.09/29/2016: Audit reviewed the lender rebuttal and found no attachment to download.  Condition remains.

300203710	b9a46eed-43d7-4ba4-ae7e-4d81fb703ace	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title -Endorsement Fee, Title – Mobile Notary Fee, Title – Recording Fee, Title – Settlement or Closing Fee and Title – Title Insurance Binder are reflected in section C of the final Closing Disclosure. The borrower selected a service provider from the WLSP for title services. The title service provider fees should be listed in section B of the CD.
																													09/26/2016: Corrected post close CD in file reflects title service provider fees moved to Section B. Loan will be graded a B for all agencies. Condition cleared.
300203710	1dd82db6-1884-e611-98c2-d8d385e0a8b2	Closing Disclosure document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Closing Disclosure document error	The Credit Report fee reflected in section B of the final Closing Disclosure does not list the Payee for the fee.		09/26/2016: Corrected post close CD in file reflects missing payee. Loan will be graded a B for all agencies. Condition cleared.
300203710	ee4d9a10-1884-e611-98c2-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.	10/07/2016: CDA
10/07/2016:  A CDA report reflecting a value $1,339,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.Revised, 09/27/2016: The CDA report provided reflects an incorrect address spelling, the address on CDA does not reflect Note address. Condition remains.09/26/2016: A CDA report reflecting a value $1,339,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared

300203718	4b9b0013-8289-e611-98c2-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		10/03/2016 A CDA report reflecting a value $1,100,000 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300203718	5a1364d7-e04f-4375-8a6a-b0a4cfeb77d0	Affiliated Business Disclosure not provided within 3 business days of application date.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	B	RA	A	A	RESPA	Affiliated Business Disclosure not provided within 3 business days of application date.	File is missing the Affiliated Business Disclosure for the broker. If the broker is not affiliated with any other businesses, please provide an attestation stating such.		10/03/2016: Lender provided an Attestation letter for the Broker and they had no affiliates. Condition cleared. The loan will be rate a B.
300203718	236a4f82-8189-e611-98c2-d8d385e0a8b2	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	General Compliance	Missing Documentation	Evidence of the Lender of Record Application Date was not provided in the file.	10/10/2016: please see attached	10/10/2016: Audit reviewed evidence of Lender Application, and has determined that the broker and lender Application dates are on the same day. Condition cleared.
300203718	6cd0764a-8189-e611-98c2-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE is missing the lender e-mail address and phone number under the section, Additional Information About This Loan.		10/03/2016 Non-Material finding. Loan will be rated a B for all agencies.
300203141	9f462cbf-dc79-e611-9c05-d8d385e1d166	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind													A	A	CA	A	A	Legal Documents	Missing Documentation	Terms of withdrawal from the Borrower’s retirement account was not provided in file.		09/19/16: Upon further review, terms of withdrawal are only needed on 401k's Condition rescinded.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 803; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 57.20 months reserves; Full Documentation Full Documentation

300203141	78072546-bb79-e611-9c05-d8d385e1d166	Missing HUD-1 From Sale of Previous Property	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A		Missing HUD-1 From Sale of Previous Property
Missing fully ratified Closing Disclosure supporting sale and funds disbursement of borrowers departure residence.  A estimated Seller's Closing Statement is in the loan file however; it was not certified by the Settlement Agent.  Additional conditions may apply.
																												10/07/2016: please see attached09/29/2016: please see attached09/16/2016: please see attached
10/07/2016: Audit reviewed true certified copy of the Final Sellers Closing Statement for the departure property, and has determined that documentation submitted is deemed acceptable. Condition cleared. 09/29/2016: Audit reviewed CD, and has determined that the CD is for the Seller of the SUBJECT property not the borrower's DEPARTURE RESIDENCE. Provide final executed or true certified copy of the BORROWER'S SELLER CD on the DEPARTURE residence. Condition remains. 09/16/2016: Audit reviewed CD, and has determined that the CD is for the SUBJECT property NOT the departure residence as requested. Provide fully ratified Closing Disclosure supporting sale and funds disbursement of borrowers DEPARTURE residence.  An estimated Seller's Closing Statement is in the loan file however; it was not certified by the Settlement Agent.  Additional conditions may apply. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 803; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 57.20 months reserves; Full Documentation Full Documentation

300203141	394c4fc9-bd79-e611-9c05-d8d385e1d166	Missing Affiliated Business Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	File is missing the Broker Affiliated Business Disclosure. If the broker is not affiliated with any other businesses, please provide an attestation stating such.	09/16/2016: please see attached	09/16/2016: Audit review of lender attestation statement regarding "Broker has no Affiliated Businesses" is deemed acceptable, condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 803; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 57.20 months reserves; Full Documentation Full Documentation

300203141	a88eae80-de79-e611-9c05-d8d385e1d166	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	General Compliance	Missing Documentation	Evidence of Lender of Record Application Date was not provided in file.	09/16/2016: please see attached	09/16/2016: Audit reviewed print screen, and has determined that the lender application date is 08/03/2016. Documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 803; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 57.20 months reserves; Full Documentation Full Documentation

300203141	a4a4602f-1f92-486a-bc2b-46a0e2ec1e8c	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Credit Report Fee in section B of the final Closing Disclosure is missing the name of the payee.		09/13/2016: A Post Closing CD provided in the loan file reflects the name of the payee for the Credit Report Fee. Loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 803; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 57.20 months reserves; Full Documentation Full Documentation

300203141	9ef9b315-5baf-432d-8bf9-be32832c6b95	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The NMLS License Number and/or State License number of the Settlement Agent is missing.		09/13/2016: A Post Close CD in the loan file reflected the license ID for the Settlement Agent. Condition cured. The loan will be rate a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 803; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 57.20 months reserves; Full Documentation Full Documentation

300203141	939e7113-bd79-e611-9c05-d8d385e1d166	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		09/13/2016: This is non-material issue. The loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 803; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 57.20 months reserves; Full Documentation Full Documentation

300203141	0262ec2b-bb79-e611-9c05-d8d385e1d166	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file		09/13/2016: CDA provided reflecting a value of $2,075,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 803; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 57.20 months reserves; Full Documentation Full Documentation

300203345	3cf1a1dc-547f-e611-9c05-d8d385e1d166	Failure to obtain Verification of Rent	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged													B	B(w)	CB	B	B	Terms/Guidelines	Failure to obtain Verification of Rent
Client Overlay Exception, Client to Review. Housing history must be 0x30x24.  Missing 5 months verification of rent for the borrower and 3 months verification of rent for the co-borrower.  Credit report reflects 19 months housing history for the borrowers.
																												09/22/2016: see attached lox and supporting documents	9/29/2016: Client acknowledges the LOEs in file regarding the rental history. Loan will rated a B for all agencies. 09/22/2016: Exception is pending review from client.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70%; FICO is higher than guideline minimum UW Guides require FICO of 720 loan qualified with FICO of764; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 30 months reserves

300203345	00f2dfd7-567f-e611-9c05-d8d385e1d166	General Compliance Exception	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													B	B	RB	B	B	General Compliance	General Compliance Exception
Compensation to a third party loan originator from both the consumer and the creditor in the transaction is prohibited under 1026.36(d)(2). Ref: 1026.38(f)(1)-2. Borrower paid an Origination fee of $1,115.10. Refund to cure required of $1,115.10.  File contains a signed Borrower Loan Option form in which Lender-Paid Broker Compensation was selected.
																												09/22/2016: please see attached
09/22/2016: Audit reviewed revised CD, and has determined that the origination fee was itemized out as paid to the Broker by the Lender; and paid to the Lender by the Borrower. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a B for all agencies. Condition cleared.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70%; FICO is higher than guideline minimum UW Guides require FICO of 720 loan qualified with FICO of764; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 30 months reserves

300203345	40aea255-387f-e611-9c05-d8d385e1d166	Missing Affiliated Business Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A		Missing Affiliated Business Disclosure	The loan file is missing the Broker Affiliated Business Disclosure. If the Broker is not Affiliated with any other businesses, please provide an attestation stating such.	09/22/2016: please see attached	09/22/2016: Audit review of lender attestation statement regarding "Broker has no Affiliated Businesses" is deemed acceptable, condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70%; FICO is higher than guideline minimum UW Guides require FICO of 720 loan qualified with FICO of764; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 30 months reserves

300203345	3f9bc434-597f-e611-9c05-d8d385e1d166	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	General Compliance	Missing Documentation	Evidence of the Lender of Record Application Date was not provided in file.	09/22/2016: please see attached	09/22/2016: Audit reviewed evidence of Lender Application via print screen, and has determined that Lender Application date is 08/04/2016. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70%; FICO is higher than guideline minimum UW Guides require FICO of 720 loan qualified with FICO of764; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 30 months reserves

300203345	3ae9f052-597f-e611-9c05-d8d385e1d166	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Not Likely	Yes	No Cure once CD Issued	N/A	N/A	N/A	2	2	2	B	B	RB	B	B		Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.
WLSP is missing a detailed list of services which correspond to the LE for services the borrower is permitted to shop for.  The Title-Courier/Wire/E-Mail, Title-Mobile Notary, Title-Premium for Lenders Coverage, Title-Endorsement and Title-Loan Service fees were not itemized on the WLSP and at least one available provider was not reflected for the borrower to shop for these services.
																													09/20/2016: Services provided on WLSP were not itemized. Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70%; FICO is higher than guideline minimum UW Guides require FICO of 720 loan qualified with FICO of764; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 30 months reserves

300203345	1e57c8c3-577f-e611-9c05-d8d385e1d166	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title-Settlement or Closing fee is reflected in section C of the final Closing Disclosure. The borrower selected a service provider from the WLSP for settlement or closing. The Title-Settlement or Closing fee should be listed in section B of the CD.
																													09/20/2016: A Post Closing CD provided in the loan file reflects the Title-Settlement or closing fee in Section B. Loan will be rated a B for all agencies.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70%; FICO is higher than guideline minimum UW Guides require FICO of 720 loan qualified with FICO of764; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 30 months reserves

300203345	95ce374a-a837-43ec-a400-65cde85711d8	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The Borrowers Real Estate Broker, Sellers Real Estate Broker and the Settlement Agent License ID's are missing.
09/20/2016:  A Post Closing CD provided in the loan file reflects the Borrowers Real Estate Broker, Sellers Real Estate Broker and Settlement Agent License ID are provided. Loan will be rated a B for all agencies.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70%; FICO is higher than guideline minimum UW Guides require FICO of 720 loan qualified with FICO of764; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 30 months reserves

300203345	197c10ec-587f-e611-9c05-d8d385e1d166	Incorrect disclosure of DID SHOP Fee (Section C)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of DID SHOP Fee (Section C)	The Title-Loan Service fee in section C of the final Closing Disclosure is missing the name of the service provider.		09/20/2016: A Post Closing CD provided in the loan file reflects the service provider name. Loan will be rated a B for all agencies.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70%; FICO is higher than guideline minimum UW Guides require FICO of 720 loan qualified with FICO of764; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 30 months reserves

300203345	19029206-377f-e611-9c05-d8d385e1d166	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		09/20/2016: CDA reflecting a value of $1,680,000 which is a 0.0% variance. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70%; FICO is higher than guideline minimum UW Guides require FICO of 720 loan qualified with FICO of764; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 30 months reserves

300205054	3531cbbe-4e95-e611-b5f3-d8d385e0a8b2	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing Documentation
Missing the last 12 months of withdrawal history for the borrower's HELOC and proof the line was frozen or closed at closing.  Please provide the last 12-month history to reflect no draws were not taken out in the last 12 months and a letter to close or freeze the HELOC at closing.  Additional conditions may apply.

11/01/201: see attached10/24/2016: 1.We are unable to provide the 12 month history to reflect that no draws were taken out in the last 12 months, however this loan would qualify for a cash out refinance. Please let us know if this will satisfy the first part of this condition. 2.The close or freezing of the HELOC at closing will be provided asap.

11/01/2016: Audit reviewed executed HELOC closure letter, and has determined that the documentation provided is deemed acceptable. Condition cleared.  10/25/2016: Program switched to a cash out refi. Lender to provide executed HELOC closure letter. 10/24/2016: Audit reviewed the Lender Rebuttal, and has determined that the HELOC was originally taken out with the purchase of the property in 2014, therefore it is not considered cash out. Per guidelines for Rate Term Refinances, The seasoning requirement for a junior lien that is an equity line of credit will be applied to the date of the most recent draw against the equity line unless the draws were less than $2,000 and provided that the total draws have not exceeded a total of $2,000 in the last twelve (12) months. Condition remains.
																																DTI is lower than guideline maximum DTI of 69.99%.; FICO is higher than guideline minimum Fico score of 774.; LTV is lower than guideline maximum LTV of 69.99%
300205054	3dd305f6-3b95-e611-b5f3-d8d385e0a8b2	Missing asset documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing asset documentation
Missing current asset verification of the borrower's retirement funds.  The statement in the loan file is dated 04/01/2016 through 06/30/2016 and is 91 days old at closing.  Please provide an updated retirement investment statement.
																												10/24/2016: See attached statement	10/24/2016: Audit reviewed retirement asset statement, and has determined that the statements are generated Quarterly. The documentation submitted is deemed acceptable. Condition cleared.			DTI is lower than guideline maximum DTI of 69.99%.; FICO is higher than guideline minimum Fico score of 774.; LTV is lower than guideline maximum LTV of 69.99%
300205054	fcf88f3e-8d12-481c-b5e4-cc697469b76a	General Compliance Exception	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													B	B	RB	B	B	General Compliance	General Compliance Exception	The credit reports in the loan file reflects a charge however; the lender did not charge a credit report fee on the final Closing CD. Additional conditions may apply.	11/08/2016: please see attached
11/08/2016: Audit review of revised CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'. Condition cleared.
																																DTI is lower than guideline maximum DTI of 69.99%.; FICO is higher than guideline minimum Fico score of 774.; LTV is lower than guideline maximum LTV of 69.99%
300205054	98c0822a-6457-4ec5-b82f-65c6ebe72b34	General Compliance Exception 2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													B	B	RB	B	B		General Compliance Exception 2
Compensation to a third party loan originator from both the consumer and the creditor in the transaction is prohibited under 1026.36(d)(2). Ref: 1026.38(f)(1)-2. Borrower paid an Origination fee of $3,145.30. Refund to cure required of $3,145.30.  File contains a signed Borrower Loan Option form in which Lender-Paid Broker Compensation was selected.
																												11/08/2016: please see attached
11/08/2016: Audit consulted with Compliance, and has determined that sufficient evidence was submitted that verified no violation for dual compensation was reflected on the CD. A revised CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. Condition cleared.
																																DTI is lower than guideline maximum DTI of 69.99%.; FICO is higher than guideline minimum Fico score of 774.; LTV is lower than guideline maximum LTV of 69.99%
300205054	a3beba30-2f95-e611-b5f3-d8d385e0a8b2	Missing Affiliated Business Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	The file is missing the Broker Affiliated Business Disclosure. If the broker is not affiliated with any businesses, please provide an attestation stating such.	10/04/2016: see attached letter	10/24/2016: Audit review of lender attestation statement regarding "Broker has no Affiliated Businesses" is deemed acceptable, condition cleared.			DTI is lower than guideline maximum DTI of 69.99%.; FICO is higher than guideline minimum Fico score of 774.; LTV is lower than guideline maximum LTV of 69.99%
300205054	214524d0-9325-4995-aad6-79242db1bc9a	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title - Mobile Notary)Travel Not Needed), Title - Premium for Lender's Coverage, Title - Recording fee and Title - Settlement or Closing fee are reflected in section C of the final Closing Disclosure.  The borrower selected a service provider from the WLSP for title services.  The title service provider should be listed in section B of the CD.  Provide a letter of explanation to the borrower, corrected CD, and evidence of delivery.
																													10/18/2016: A Post Close CD in the loan file reflects the fees were moved from section C to section B as well as LOE from the lender. Condition cleared. The loan will be rated a B for all agencies.			DTI is lower than guideline maximum DTI of 69.99%.; FICO is higher than guideline minimum Fico score of 774.; LTV is lower than guideline maximum LTV of 69.99%
300205054	928bd911-0630-4654-93e3-1ae320c5f997	Total of Payments is not accurate	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Total of Payments is not accurate	Total of Payments (TOP) over disclosure is non-material. Loan will be graded a B.					DTI is lower than guideline maximum DTI of 69.99%.; FICO is higher than guideline minimum Fico score of 774.; LTV is lower than guideline maximum LTV of 69.99%
300205054	eba71859-9a25-44fe-be7c-8e9e63901990	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The License Number of the Settlement Agent is missing.  Provide a letter of explanation to the borrower, corrected CD, and evidence of delivery.
																													10/18/2016: A Post Closing CD in the loan file reflects License number of settlement agent and LOE. Condition cleared. The loan will be rated a B for all agencies.			DTI is lower than guideline maximum DTI of 69.99%.; FICO is higher than guideline minimum Fico score of 774.; LTV is lower than guideline maximum LTV of 69.99%
300205054	f27abc20-2f95-e611-b5f3-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE dated 09/07/2016 is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		10/18/2016: This finding is non material. Loan will be graded a B for all agencies.			DTI is lower than guideline maximum DTI of 69.99%.; FICO is higher than guideline minimum Fico score of 774.; LTV is lower than guideline maximum LTV of 69.99%
300205054	f51a36fe-2e95-e611-b5f3-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in file.	10/18/2016: CDA	10/18/2016: A CDA report reflecting a value $1,014,500.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.			DTI is lower than guideline maximum DTI of 69.99%.; FICO is higher than guideline minimum Fico score of 774.; LTV is lower than guideline maximum LTV of 69.99%
300211891	4f31d5e6-c18d-e611-98c2-d8d385e0a8b2	Affiliated Business Disclosure not provided within 3 business days of application date	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A		Affiliated Business Disclosure not provided within 3 business days of application date	Provide evidence that Affiliated Business Disclosure for Broker was provided within 3 business days of application.	10/13/2016: please see attached which was included in the file upload	10/13/2016: Audit review of lender attestation statement regarding "Broker has no Affiliated Businesses" is deemed acceptable, condition cleared.
300211891	8fbf9fcf-c18d-e611-98c2-d8d385e0a8b2	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	General Compliance	Missing Documentation	Evidence of Lender of Record Application Date was not provided in file.		10/13/2016: Audit reviewed evidence of Lender Application, and has determined that the lender Application date is within 3 days of Broker Application date. Condition cleared.
300211891	1a9ea9e0-27ec-4fcd-819b-52bf6a983e1a	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Credit Report Fee in section B of the final Closing Disclosure did not properly disclose the name of the payee. Please note that a letter of explanation to the borrower must also be issued.
10/09/2016:  A Post Closing CD was provided in the loan file properly disclosing the name of the payee for the Credit Report fee along with a letter to the borrower.  Loan will be rated a B for all agencies.

300211891	0c3e8004-4184-4848-9164-a73050e7f43c	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title - Endorsement Fee, Title - Mobile Notary Fee, Title - Premium for Lender's Coverage, Title - Recording Fee and Title - Settlement or Closing Fee are reflected in section C of the final Closing Disclosure. The borrower selected a service provider listed on the WLSP for the title services. The title service fees should be listed in section B of the CD.
																													10/08/2016: Corrected post close CD in file reflects title service fees in Section B. Loan will be graded a B for all agencies. Condition cleared.
300211891	1fa45c4a-8729-4044-a72a-5feca1a39fab	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing.		10/08/2016: Corrected post close CD in file reflects missing license number. Loan will be graded a B for all agencies. Condition cleared.
300211891	d356de87-ca8d-e611-98c2-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE dated 08/26/2016 is missing the lender's e-mail and phone number under the section, Additional Information About This Loan.		10/08/2016: Final and Post Close CD's reflect the lender's phone number under Contact Information. Loan will be graded a B for all agencies. Condition cleared.
300211891	ce988318-c28d-e611-98c2-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		10/08/2016: A CDA report reflecting a value $710,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
300203708	33be7550-028f-e611-98c2-d8d385e0a8b2	General Compliance Exception	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													B	B	RB	B	B	General Compliance	General Compliance Exception
Compensation to a third party loan originator from both the consumer and the creditor in the transaction is prohibited under § 1026.36(d)(2). Ref: §1026.38(f)(1)-2. Borrower paid an Origination Fee of $2,217.60. Refund to cure required $2,217.60. File contains a signed Borrower Loan Option form in which Lender-Paid Broker Compensation was selected.

11/01/2016: see attached job aid and corrected CD10/19/2016: This is a technical issue on our CDs and not a violation based on how the loan actually closed. The issue being that for loans where we paid the compensation to the broker and there wasn’t a enough credit from the rate chosen by the borrower to cover the compensation amount, the borrower had to pay us an LLPA / discount point to cover the difference. We were calling this charge an Origination Fee pursuant to guidance from a CFPB webinar from Oct 2014. However, we were putting this on the same line as the compensation amount we paid to the broker in an effort to minimize confusion. We have since changed the name of the fee paid to us by the borrower to Points, but that has not made its way through our entire pipeline yet. It is important to note that the borrowers were not harmed in any way and at no point did the borrower pay anything to the broker, nor did the broker make any more than their pre-determined compensation plan allowed for. We have redisclosed our CD to reflect what actually happened at closing. Please refer to the attached Funding Wire Breakdown as evidence of the payment to the broker (i.e. Broker's Check amount denoted at bottom).

11/04/2016: Audit reviewed missing documents, and has determined that a revised CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. Condition cleared.11/03/2016: Audit consulted with Compliance, and has determined that sufficient evidence was submitted that verified no violation for dual compensation was reflected on the CD. A revised CD was provided, HOWEVER MISSING Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification. Condition remains.11/01/2016: Waiting for Compliance to approve10/19/2016: Audit consulted with Compliance, and has determined that there is a portion of the compensation that can be tied to a Point for the Rate (paid by borrower), but the remaining compensation is not detailed anywhere. Evidence is required to tie all of the fees and identify the payee. Provide the breakdown of the remaining compensation paid. Condition remains.

300203708	b75c796a-f3ce-4edf-a365-ff90c4eaea30	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	1026.19(f)(2)(v) - Tolerance Error: Tolerance cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	2	2	B	B	RB	B	B		Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated 08/04/2016 does not reflect a Credit Report Fee with no resulting CoC for any subsequent disclosures.  The final CD reflects a Credit Report Fee of $49.04.  This fee is in a 0% tolerance section. Lender tolerance cure of $49.04 is required.
																													10/11/2016: Final CD shows a sufficient tolerance cure in the amount of $49.04. Loan will be graded a B for all agencies.
300203708	5267268b-c6b1-4296-8705-1dd3d10c0db0	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title - Endorsement fee, Title - Mobile Notary fee(Travel not Required), Title - Premium for Lender's Coverage, Title - Recording fee and Title - Settlement or Closing fee were disclosed in section C of the final Closing Disclosure.  The borrower selected a service provider from the WLSP for title services.  The title service fees should be listed in section B of the CD.
																													10/01/2016: A Post Close CD reflected the fees were moved from section C to section B. Condition cleared. The loan will be rated a B for all agencies.
300203708	1d304d9a-038f-e611-98c2-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE dated 08/04/2016 is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		10/10/2016: This finding is not material. Loan will be graded a B for all agencies.
300203708	2fd4b4d0-038f-e611-98c2-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was nor provided.		10/10/2016: A CDA report dated 09/02/2016 reflected a value of $1,095,000 with a 0% variance to appraisal value. Condition cleared.
300204939	dee8079a-a589-e611-98c2-d8d385e0a8b2	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind													A	A	CA	A	A	Legal Documents	Missing Documentation	Unable to determine Lender's application date. Compliance testing not complete. Please provide evidence of the application date. Additional conditions may apply.		10/11/2016: Audit reviewed Lender Disclosures, and has determined that documentation is within 3 days of broker app date, condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 8.207%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 774; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 57.90 months reserves

300204939	fc474cc1-a589-e611-98c2-d8d385e0a8b2	Missing credit report	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A		Missing credit report	Missing credit supplement to verify balance & payment of debt listed #7 on final application. (1003)	10/11/2016: Attached please find the internal credit report that lists this outstanding balance for #7.	10/11/2016: Audit reviewed credit report dated 08/08/2016, and has determined that the credit report confirms balance for debt #7 listed on final application. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 8.207%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 774; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 57.90 months reserves

300204939	f2b01c7f-a589-e611-98c2-d8d385e0a8b2	Missing K-1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A		Missing K-1	Missing 2015 K-1 for business listed #3 on 1040 Tax Return.	10/11/2016: Please see attached 2015 1065 for business listed #3 on 1040 Tax Return.	10/11/2016: Audit reviewed K-1 for business listed #3 on 1040 Tax Return, and has determined that documentation submitted is deemed acceptable. No other documentation required. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 8.207%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 774; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 57.90 months reserves

300204939	14a4ca01-a689-e611-98c2-d8d385e0a8b2	Missing Income Tax Schedules	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A		Missing Income Tax Schedules	Missing partner's share of Income, Deductions, Credits, etc for businesses listed #1 and #2 on 2015 Tax Return. Documents in file are for the CA state tax return, not the federal return.	10/11/2016: 1065’s that are in the file are Federal documents. Please have this escalated for a second opinion.	10/11/2016: Audit reviewed the Lender Rebuttal, and has determined that K-1's (1065) were provided within the loan file. Documentation is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 8.207%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 774; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 57.90 months reserves

300204939	8c3fc252-a589-e611-98c2-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		10/05/2016: A CDA report reflecting a value $745,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 8.207%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 774; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 57.90 months reserves

300204939	21e2c2af-a889-e611-98c2-d8d385e0a8b2	General Compliance Exception	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													B	B	RB	B	B	General Compliance	General Compliance Exception
On the final CD, the remaining rate credit of ($2,836.66) should be disclosed in Section J. Proper disclosure of credits is referenced in 1026.38(h)(3). Please provide Notification of the error (i.e., the letter to borrower), re-disclosed CD, along with proof of delivery of the re-disclosed CD to the borrower.

10/11/2016: Disagree - remaining rate credit is the portion of the credit for the rate that is allocated to escrows. The redisclosed CD previously provided shows this appropriately (i.e. credit to property taxes).

10/11/2016: Audit reviewed Post closing CD within the loan file, and has determined that the remaining rate credit reflected in section G for tax escrows in the "Paid by Others" column is acceptable. Loan will be rated a 'B'. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 8.207%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 774; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 57.90 months reserves

300204939	4d888654-a889-e611-98c2-d8d385e0a8b2	Missing Affiliated Business Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	Missing Broker's Affiliated Business Disclosure. If the broker is not affiliated with any businesses please provide an attestation stating such.	10/11/2016: see attached letter	10/11/2016: Audit review of lender attestation statement regarding "Broker has no Affiliated Businesses" is deemed acceptable, condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 8.207%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 774; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 57.90 months reserves

300204939	933cf924-a889-e611-98c2-d8d385e0a8b2	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	Non-Material	Yes	Yes	Not Likely	Yes	No Cure once CD Issued	N/A	N/A	N/A	2	2	2	B	B	RB	B	B		Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for.
10/11/2016: We believe the form provided is in compliance with the requirement. When providing a service provider list to allow a borrower to shop, there are two specific requirements that must be met:1 ) at least one available service provider must be listed for each service; and 2) the service provider list states that the consumer may choose a different provider than that listed. The service provider list for this loan meets both of those criteria. Please note that the model form outlined in H-27 is not mandatory.

10/11/2016: Audit review of WLSP (08/04/2016) and LE (08/05/2016) are showing relevant provider information. The issues of the form and fees not being itemized is considered a non-material B grade by the client.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 8.207%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 774; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 57.90 months reserves

300204939	df1edaad-335e-4b5e-8d74-8266f57872ee	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The Title Fees in section C of the final Closing Disclosure dated are missing the name of the service provider.		10/03/2016. Corrected on post close CD. Loan will be graded a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 8.207%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 774; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 57.90 months reserves

300204939	ebdd0185-a889-e611-98c2-d8d385e0a8b2	Missing Loan Estimate / LE Not in File	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes	Yes	No Cure Missing Doc Not Provided	No Cure Missing Doc Not Provided	N/A Condition Cleared	N/A Condition Cleared	3	3	3	A	B	RA	A	A		Missing Loan Estimate / LE Not in File	Missing LE that corresponds to WLSP dated 08/04/2016. Additional conditions may apply.
10/11/2016: We believe the form provided is in compliance with the requirement. When providing a service provider list to allow a borrower to shop, there are two specific requirements that must be met:1 ) at least one available service provider must be listed for each service; and 2) the service provider list states that the consumer may choose a different provider than that listed. The service provider list for this loan meets both of those criteria. Please note that the model form outlined in H-27 is not mandatory.

10/11/2016: Audit review of WLSP (08/04/2016) and LE (08/05/2016) are showing relevant provider information. The issues of the form and fees not being itemized is considered a non-material B grade by the client.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 8.207%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 774; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 57.90 months reserves

300204939	dc878210-14a1-4480-967b-a08dbdef11d1	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The missing field name : License Number of the Settlement Agent is missing.		10/03/2016: Corrected on post close CD. Loan will be graded a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 8.207%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 774; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 57.90 months reserves

300221491	68b45bf9-b69e-e611-b5f3-d8d385e0a8b2	General Compliance Exception	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													B	B	RB	B	B	General Compliance	General Compliance Exception	Final settlement statement in file indicates a cash to close of $142,201.07 vs. the post close CD which reflects a cash to close of $141,702.09 with a discrepancy of $498.98.
11/10/2016: Final Settlement Statement actual shows cash to close of $141,695.59 (Initial Deposit of $142,201.07 less Balance Due Buyer of $505.48). See revised CD attached with cash to close of $141,695.59.

11/10/2016: Audit reviewed Final Settlement Statement and Post closing CD submitted, and has determined that the cash to close on both documents match with an amount of $141,695.59. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.  Condition cleared.

300221491	ba960dea-b69e-e611-b5f3-d8d385e0a8b2	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Not Likely	Yes	No Cure once CD Issued	N/A	N/A	N/A	2	2	2	B	B	RB	B	B		Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.
The service provider list in file is an old RESPA service provider list and does not list the individual "services" associated with each provider. It is not the service provider list that is under form H-27 in the rule. The WLSP is itself a violation and it is confusing to consumers because it has text that relates to the GFE.
																													10/30/2016: Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
300221491	68c8b9f1-32ea-4407-9bcc-c37810e4c6e3	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	N/A Condition Cleared	N/A Condition Cleared	3	3	2	A	A	RA	A	A		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Appraisal Fee of $605.00 reflected in section B of the final Closing Disclosure was not accurately disclosed.  According to the invoice provided in the file, the Appraisal Fee was $400.00 and the Appraisal Management Company Fee was $205.00.  This breakdown must be reflected in section B of the Closing Disclosure.  Please note that a letter of explanation to the borrower must also be issued.
																												11/10/2016: see attached corrected CD	11/10/2016: Audit consulted with Compliance, and has determined that the finding is invalid. Condition rescinded.
300221491	68611d11-7a74-47d6-bb44-b9404882477f	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure dated Contact Information section is incomplete.  The CA License ID and/or Contact CA License ID of the Settlement Agent are missing.  Please note that a letter of explanation to the borrower must also be issued.

10/30/2016:  A Post Close CD was provided in the loan file reflecting the CA License ID of the Settlement Agent.  A letter to the borrower was also provided in the file.  Loan will be rated a B for all agencies.

300221491	f445742c-6b9c-e611-b5f3-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error
The LE dated 09/12/2016 is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.  Additionally, the Loan Tie-In fee charged by the settlement service provider in section C is missing the introductory description "Title - " Section 1026.37(f)(2) of the regulation indicates: For any item that is a component of title insurance or is for conducting the closing, the introductory description “Title —” shall appear at the beginning of the label for that item.
																													10/30/2016: This finding is not material. Loan will be graded a B for all agencies.
300221491	0e9faf0d-2176-48c5-8a17-4d84b115b277	Missing seller’s Closing Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	No	No	No	No	No Cure Missing Doc Not Provided	No Cure Missing Doc Not Provided	N/A Condition Cleared	N/A Condition Cleared	2	2	2	A	A	RA	A	A		Missing seller’s Closing Disclosure	The seller's Closing Disclosure was not provided in the file.	11/10/2016: see attached CD	11/10/2016: Audit reviewed Seller Closing Disclosure, and has determined that the document submitted is deemed acceptable. Condition cleared.
300221491	2fe15467-6b9c-e611-b5f3-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.	11/03/2016: CDA	11/03/2016: A CDA report reflecting a value $769,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300203721	ffd0e81a-6c7f-e611-9c05-d8d385e1d166	Missing Affiliated Business Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure for the broker. If the broker is not affiliated with any other businesses, please provide an attestation stating such.	09/30/2016: please see attached	09/30/2016: Audit review of lender attestation statement regarding "Broker has no Affiliated Businesses" is deemed acceptable, condition cleared.
300203721	d9a31636-6c7f-e611-9c05-d8d385e1d166	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	General Compliance	Missing Documentation	Evidence of the Lender of Record Application Date was not provided in file.	09/29/2016: please see attached
09/29/2016: Audit reviewed evidence of Lender Application, and has determined that the broker and lender Application dates are on the same day. Documentation submitted is deemed acceptable. Condition cleared.

300203721	5ad6aea0-6b7f-e611-9c05-d8d385e1d166	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title-Mobile Notary, Title-Premium for Lender's Coverage, Title-Recording and Title-Settlement or Closing fees are reflected in section C of the final Closing Disclosure. The borrower selected a service provider from the WLSP for title services. The Title-Mobile Notary, Title-Premium for Lender's Coverage, Title-Recording and Title-Settlement or Closing fees should be listed in section B of the CD.
																													09/20/2016: A Post Closing CD provided in the loan file reflects the title fees in Section B. Loan will be rated fitch B.
300203721	ad741f71-4c7f-e611-9c05-d8d385e1d166	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		09/20/2016: CDA reflecting a value of $5,500,000 which is a 0.0% variance. Condition cleared.
300215479	0a7e5774-76aa-e611-b5f3-d8d385e0a8b2	Broker Affiliated Business Disclosure not provided within 3 business days of application date.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	B	RA	A	A	Federal Consumer Protection	Broker Affiliated Business Disclosure not provided within 3 business days of application date.	File is missing the Broker Affiliated Business Disclosure. If the broker is not affiliated with any other businesses, please provide an attestation stating such.		11/14/2016: A letter of attestation provided in the file dated 11/04/2016 reflects broker is not affiliated with any other businesses. Loan will be rated a B for all agencies.
300215479	39558ef3-db67-4b03-bab7-8e12ac703191	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title – Bankruptcies And Municipal Fee in section C of the Closing Disclosure is missing the name of the service provider.  Additionally, The Title –  Abstract Or Title Search, Title – Bankruptcies And Municipal, Title – Endorsement Fee, Title – Lender’s Attorney Fee, Title – Premium For Lender’s Coverage, Title – Recording Fee and Title – Settlement or Closing Fee are reflected in section C of the final Closing Disclosure. The borrower selected a service provider from the WLSP for title services.  The title service provider fees should be listed in section B of the CD.  Please note that a letter of explanation to the borrower must also be issued.

11/14/2016:  A Post Close CD provided in the file reflects the service provider for the Title - Bankruptcies and Municipal Fee and the title fees were moved to section B.  A letter to the borrower was also provided in the file.  Loan will be rated a B for all agencies.

300215479	ae149480-76aa-e611-b5f3-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		11/14/2016: This finding is not material. Loan will be graded a B for all agencies.
300215479	07a05feb-46a8-e611-b5f3-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.	11/17/2016: CDA	11/17/2016: A CDA report reflecting a value $892,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300203743	de1904bd-a293-e611-b5f3-d8d385e0a8b2	Broker Affiliated Business Disclosure not provided within 3 business days of application date.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	B	RA	A	A	Federal Consumer Protection	Broker Affiliated Business Disclosure not provided within 3 business days of application date.	File is missing the Broker Affiliated Business Disclosure. If the broker is not affiliated with any other businesses, please provide an attestation stating such.		10/16/2016: A letter of attestation dated XX/XX/XXXX was provided in the loan file stating the broker had no affiliated businesses. Loan will be rated a B for all agencies.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 69.87% ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 800; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.80 months reserves

300203743	4144cd85-6250-4f16-b0c6-dfc537ff87de	Naming Convention in Services Borrower DID NOT SHOP Fee - Section B in C.D. is not consistent	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	A	B	RA	A	A		Naming Convention in Services Borrower DID NOT SHOP Fee - Section B in C.D. is not consistent
The Title - Miscellaneous Title Charges on the LE dated 09/09/2016 is incorrectly named as compared to the final CD where it is reflected as Title - Recording Fee.  Although no tolerance, these fees should all match in naming convention.
																													10/16/2016: This finding is not material. Loan will be graded a B for all agencies.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 69.87% ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 800; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.80 months reserves

300203743	ac826c46-b38b-476e-9012-a991abe88c03	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title – Miscellaneous Title Charges, Title – Mobile Notary Fee, Title – Premium For Lender’s Coverage and Title – Settlement or Closing Fee are reflected in section C of the final Closing Disclosure. The borrower selected a service provider from the WLSP for title services.  The title service provider fees should be listed in section B of the CD.
																													10/16/2016: A Post Closing CD was provided in the loan file reflecting the title fees in section B. Loan will be rated a B for all agencies.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 69.87% ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 800; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.80 months reserves

300203743	03a08ff9-c7f2-47ab-a757-b59fdca7b486	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License ID of the Settlement Agent Contact is missing.		10/16/2016: A Post Closing CD dated 10/06/2016 reflects License ID of the Settlement Agent. Loan will be rated a B for all agencies.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 69.87% ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 800; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.80 months reserves

300203743	f73de277-1609-49a8-af40-55aa70b9d74e	Funding occurred before RTC Expiration Date	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	B	RA	A	A		Funding occurred before RTC Expiration Date
Final CD reflects funding occurred before rescission expiration date.  Borrowers were not provided a 3 day rescission period.  Please provide evidence of disbursement date.  Additional conditions may apply.

10/16/2016: A Post Closing CD dated XX/XX/XXXX provided in the loan file reflects disbursement date of XX/XX/XXXX.  A Funding Wire Breakdown in the file also reflects a Disbursement Date of XX/XX/XXXX.  Loan will be rated a B for all agencies.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 69.87% ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 800; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.80 months reserves

300203743	66ba2eca-a293-e611-b5f3-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE dated 09/09/2016 is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		10/16/2016: This finding is not material. Loan will be graded a B for all agencies.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 69.87% ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 800; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.80 months reserves

300203743	e98913ab-a193-e611-b5f3-d8d385e0a8b2	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting line of credit is frozen and closed was not provided in the loan file.	10/25/2016: see attached	10/25/2016: Audit reviewed the executed Close Credit Line/Equity Line Authorization, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 69.87% ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 800; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.80 months reserves

300203743	c4757ecb-7792-e611-98c2-d8d385e0a8b2	Missing Evidence of Taxes and Insurance	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing Evidence of Taxes and Insurance	Missing evidence of insurance for property number 4 on the Schedule of Real of Estate Owned of the loan application.	10/21/2016: This is also a commercial property. There is not a requirement to have an insurance policy on a rental property.	10/21/2016: Audit reviewed the Lender Rebuttal, and has determined that the Tax Return Schedule E reflects REO as a Commercial Property. No insurance required. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 69.87% ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 800; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.80 months reserves

300203743	90482d30-7892-e611-98c2-d8d385e0a8b2	Missing Evidence REO Property is Owned Free and Clear	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing Evidence REO Property is Owned Free and Clear	Missing evidence property number 4 on the Schedule of Real Estate Owned of the loan application is owned free and clear.	10/21/2016: The property profile shows that there is no lien. This is pulled by title and works like a title commitment to show the property is free and clear.
10/21/2016: Audit reviewed Title Company's print out of the Property Profile for REO #4 on 1003, and has determined that the property is owned free and clear. Documentation submitted is deemed acceptable. Condition cleared.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 69.87% ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 800; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.80 months reserves

300203743	30cbd785-7b92-e611-98c2-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.	10/26/2016: CDA	10/26/2016: A CDA report reflecting a value $1,271,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 69.87% ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 800; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.80 months reserves

300205370	3adf97b2-3d87-e611-98c2-d8d385e0a8b2	General Compliance Exception	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													B	B	RB	B	B	General Compliance	General Compliance Exception
Compensation to a third party loan originator from both the consumer and the creditor in the transaction is prohibited under 1026.36(d)(2). Ref: 1026.38(f)(1)-2. Borrower paid an Origination fee of $3,534.24. Refund to cure required of $3,534.24.

10/17/2016: This is a technical issue on our CDs and not a violation based on how the loan actually closed. The issue being that for loans where we paid the compensation to the broker and there wasn’t a enough credit from the rate chosen by the borrower to cover the compensation amount, the borrower had to pay us an LLPA / discount point to cover the difference. We were calling this charge an Origination Fee pursuant to guidance from a CFPB webinar from Oct 2014. However, we were putting this on the same line as the compensation amount we paid to the broker in an effort to minimize confusion. We have since changed the name of the fee paid to us by the borrower to Points, but that has not made its way through our entire pipeline yet. It is important to note that the borrowers were not harmed in any way and at no point did the borrower pay anything to the broker, nor did the broker make any more than their pre-determined compensation plan allowed for. We have redisclosed our CD to reflect what actually happened at closing. Please refer to the attached Funding Wire Breakdown as evidence of the payment to the broker (i.e. Broker's Check amount denoted at bottom).

11/04/2016: Audit consulted with Compliance, and has determined that sufficient evidence was submitted that verified no violation for dual compensation was reflected on the CD. A revised CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. Condition cleared.10/17/2016: Audit consulted with Compliance, and has determined that there is a portion of the compensation that can be tied to a Point for the Rate (paid by borrower), but the remaining compensation is not detailed anywhere. Evidence is required to tie all of the fees and identify the payee. Provide the breakdown of the remaining compensation paid. Condition remains.10/11/2016:  Per Compliance, all of the CDs including the CD at closing reflect lender paid compensation to the broker, as well as the borrower paying a portion of the broker origination charge.  This is indicative of dual compensation and a violation.  There is no way to cure a dual compensation issue. Borrower is due a refund of $3,534.24, however, no downgrade or cure would be applied.  Reissuing a new CD with a new payee name post-closing does not remedy the issue.10/11/2016:  Referred to Compliance Department10/07/2016:  The post-close CD provided will not cure this issue.  The post close CD reflects the lender paid origination fee of $10,360, which is the total of the Borrower and lender paid origination fees shown on the closing CD.  The post-close CD then shows an origination fee paid by the borrower to the lender for $3,534.24 (same as borrower paid amount to the broker on the closing CD).  The amount paid by the lender should not have increased to the total amount, it should have stayed the same $6,825.76 with the borrower’s $3,524.24 going to the lender.  Post close CD reflects the origination fees increasing to $13,894.24. Condition remains.  10/07/2016:  Referred to Compliance Department.

300205370	04ae200f-3d87-e611-98c2-d8d385e0a8b2	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	General Compliance	Missing Documentation	Evidence of Lender of Record Date was not provided in file.		10/07/2016: Received evidence of Lender's application date. Condition cleared.
300205370	abc7c835-8dfe-45f0-b2ad-86a7064e0aa8	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Appraisal Fee and Credit Report in section B of the final Closing Disclosure are missing the name of the service provider.  Please note that a letter of explanation to the borrower must also be issued.

10/03/2016:  A Post Close CD provided in the loan file reflects the service provider for the Appraisal Fee and Credit Report and a letter to the borrower was also provided.  Loan will be rated a B for all agencies.

300205370	0f85a0d0-3d87-e611-98c2-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE dated 08/16/2016 is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		09/29/2016: Non-Material finding. Loan will be rated a B for all agencies.
300205370	7ed0e653-3e87-e611-98c2-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		09/29/2016: A CDA report reflecting a value $750,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300204274	81006e89-c680-e611-9c05-d8d385e1d166	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing Documentation	HELOC closure statement is not signed by the borrower.	09/28/2016: see attached	09/28/2016: Audit reviewed all pages of documentation submitted, and has determined that an executed "Payoff and Close" document was provided. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.130%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 757; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 84.82 months reserves

300204274	636e471d-de80-e611-9c05-d8d385e1d166	Missing 4506-T	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing 4506-T	Missing final 4506-T signed at closing for the Borrower.	09/28/2016: see attached	09/28/2016: Audit review of 4506-T documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.130%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 757; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 84.82 months reserves

300204274	3317f371-de80-e611-9c05-d8d385e1d166	Missing Affiliated Business Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	File is missing the Broker Affiliated Business Disclosure. If the Broker is not affiliated with any other businesses, please provide an attestation stating such.	09/28/2016: see attached letter	09/28/2016: Audit review of lender attestation statement regarding "Broker has no Affiliated Businesses" is deemed acceptable, condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.130%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 757; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 84.82 months reserves

300204274	03dde120-c880-e611-9c05-d8d385e1d166	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	General Compliance	Missing Documentation	Evidence of Lender of Record Application Date was not provided in file.
09/28/2016: Please see the attached disclosure inventory lists as proof of when applications were taken and corresponding disclosures were provided to borrowers. As you will see from these lists, the 1003 application form is included in all of them, as well as the LE and other required disclosures. We believe these all meet the date requirements for compliance due to the fact that they are being provided at the time the application is being taken. Please let us know if there is anything further that needs to be provided in order to clear these findings.

09/28/2016: Audit reviewed evidence of Lender Application, and has determined that the broker and lender Application dates are on the same day. Documentation submitted is deemed acceptable. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.130%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 757; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 84.82 months reserves

300204274	147dd6b5-fb7b-483c-8940-ebb95cb63328	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title Fees are reflected in section C of the final Closing Disclosure. The borrower selected a service provider from the WLSP for Title Fees. The Title Fees should be listed in section B of the CD.
																													9/22/2016: Corrected on post close CD. Loan will be graded a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.130%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 757; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 84.82 months reserves

300204274	3877944e-2f6e-483c-9abb-66c8ae8438bb	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The missing field name : License Number of the Settlement Agent is missing.		9/22/2016: Corrected on post close CD. Loan will be graded a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.130%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 757; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 84.82 months reserves

300204274	61d5b82a-e980-e611-9c05-d8d385e1d166	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE is missing the lender's email or phone number under the section, Additional Information About This Loan.		09/22/2016: Non-material issue and the Loan will be rated a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.130%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 757; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 84.82 months reserves

300204274	c157ac0e-c680-e611-9c05-d8d385e1d166	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		09/22/16: A CDA report reflecting a value $1,730,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.130%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 757; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 84.82 months reserves

300204972	3559e1cc-8989-e611-98c2-d8d385e0a8b2	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing Documentation	Please provide Purchase agreement addendum supporting rescission of $5000 seller credit.
10/10/2016: Please see the attached seller CD that shows the $5000 therefore the seller agreed to the amount or the loan would not have closed. Please provide in the guidelines where the addendum is required.
																													10/10/2016: Audit reviewed executed Seller CD, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 744; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 77.50%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 73.20 months excess reserves

300204972	c1cdc5b4-8a89-e611-98c2-d8d385e0a8b2	General Compliance Exception	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													B	B	RB	B	B	General Compliance	General Compliance Exception
Compensation to a third party loan originator from both the consumer and the creditor in the transaction is prohibited under § 1026.36(d)(2). Ref: §1026.38(f)(1)-2. Borrower paid an Origination Fee of $2,782.64.  Refund to cure required $2,782.64.
																												10/10/2016: see attached CD
10/10/2016: Audit reviewed revised CD, and has determined that the origination fee was itemized out as paid to the Broker by the Lender; and paid to the Lender by the Borrower. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a B for all agencies. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 744; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 77.50%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 73.20 months excess reserves

300204972	c6b8ac68-8a89-e611-98c2-d8d385e0a8b2	Missing Affiliated Business Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A		Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure for the broker. If the broker is not affiliated with any other businesses, please provide an attestation stating such.	10/10/2016: see attached letter	10/10/2016: Audit review of lender attestation statement regarding "Broker has no Affiliated Businesses" is deemed acceptable, condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 744; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 77.50%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 73.20 months excess reserves

300204972	732afc08-8a89-e611-98c2-d8d385e0a8b2	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	General Compliance	Missing Documentation	Evidence of Lender of Record Application Date is not provided in file.
10/10/2016: Please see the attached disclosure inventory lists as proof of when applications were taken and corresponding disclosures were provided to borrowers. As you will see from these lists, the 1003 application form is included in all of them, as well as the LE and other required disclosures. We believe these all meet the date requirements for compliance due to the fact that they are being provided at the time the application is being taken. Please let us know if there is anything further that needs to be provided in order to clear these findings.
																													10/10/2016: Audit reviewed evidence of Lender Application, and has determined that the broker and lender Application dates are on the same day. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 744; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 77.50%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 73.20 months excess reserves

300204972	2a92a013-a5b6-47a9-a0df-bad5f51b2f2d	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The NMLS License Number or State License number of the Borrowers and Sellers Real Estate Brokers.		10/04/2016: A Post Close CD was in the loan file and reflected the NMLS for the Realtors. Condition cleared. The loan will be rate a B.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 744; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 77.50%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 73.20 months excess reserves

300204972	abdf7162-8d89-e611-98c2-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE is missing the lender e-mail address and phone number under the section, Additional Information About This Loan.		10/04/2016: This is a non-material issue. The loan will be rate a B.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 744; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 77.50%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 73.20 months excess reserves

300204972	bae6bbf2-8989-e611-98c2-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	Review Appraisal Missing – A CDA report was not provided in file		10/05/2016: A CDA report reflecting a value $850,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 744; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 77.50%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 73.20 months excess reserves

300205385	5a635387-2c8b-e611-98c2-d8d385e0a8b2	Missing Mortgage	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	General Compliance	Missing Mortgage	Mortgage provided is not executed by Borrower.	10/12/2016: please see attached	10/12/2016: Audit reviewed executed copies of the Mortgage, and has determined that each were signed by the borrower and co-borrower. Documentation submitted is deemed acceptable. Condition cleared.
300205385	2e5c4869-2c8b-e611-98c2-d8d385e0a8b2	Missing Note	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	General Compliance	Missing Note	Note provided is not executed by Borrower.	10/12/2016: please see attached	10/12/2016: Audit reviewed executed copies of the Note, and has determined that each were signed by the borrower and co-borrower. Documentation submitted is deemed acceptable. Condition cleared.
300205385	5c3c7360-8898-416c-91d2-a72fe49d2911	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License Number of Settlement Agent is missing.		10/05/2016: Lender provided Post Close CD showing license number for Settlement agent. Loan will be graded a B.
300205385	91a4b158-0e8b-e611-98c2-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		10/05/2016: A CDA was provided with a value of $830,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300204942	e25bf07b-f68b-e611-98c2-d8d385e0a8b2	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind													A	A	RA	A	A	General Compliance	Missing Documentation	Unable to determine Lender's application date. Compliance testing not complete. Please provide evidence of the application date. Additional conditions may apply.		10/14/2016: Audit reviewed Lender Disclosures, and has determined that documents are within 3 days of broker application date, condition rescinded.
300204942	83a30b83-bd30-44b1-8c02-820832422b86	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	Final CD and post-closing CD are missing broker email address.	10/14/2016: please review again as the CD's include the broker's email address
10/14/2016: Audit review of missing Contact Information on final and post closing CD's, other than Lender or Broker NMLS or Settlement Agents license number (if required by State), is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.

300204942	8c157a91-d98b-e611-98c2-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	LE dated 8/12/2016 and 8/22/2016 is missing broker email address.	10/14/2016: please review again, both LE's include the contact email address for the broker.
10/14/2016: Audit review of missing LE Contact Information, other than Lender or Broker NMLS or Settlement Agents license number (if required by State), is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.

300204942	1185f5b4-b88b-e611-98c2-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	570 A CDA Report was not provided.		10/10/2016: A CDA report reflecting a value $1,300,000 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300204971	3c6d31b1-f234-42b5-8e48-bb762256144b	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	No Cure	No Cure	N/A Condition Cleared	N/A Condition Cleared	3	3	3	A	A	RA	A	A		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is missing from the loan file.	10/12/2016: please see attached
10/12/2016: Audit review of Disclosure History reflects borrower opened and received CD same day verified by e-signature, documentation submitted is deemed acceptable. Borrowers received the initial Closing Disclosure within 3 days prior to the loan consummation. Condition cleared.

300204971	6cf204d9-fcfc-4741-ad13-aae08f7ecd6d	Origination Charges - Section A on C.D. exceeds L.E. Fee (0% Variance) - not supported by C.O.C	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	1026.19(f)(2)(v) - Tolerance Error: Tolerance cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	19(f)	N/A	3	2	2	A	B	RA	A	A		Origination Charges - Section A on C.D. exceeds L.E. Fee (0% Variance) - not supported by C.O.C
The Final LE is missing from the loan file. The Origination Charges in Section A are subject to 0% variance.  LE dated 8/12/2016 does not reflect any Origination Fee with no resulting COC for any subsequent disclosures.  Final CD reflects an Origination Fee of $628.58 paid to the Broker for a variance/refund required of $628.58.
																												10/14/2016: please see attached
11/03/2016: Audit consulted with Compliance, and has determined that sufficient evidence was submitted that verified no violation for dual compensation was reflected on the CD. A revised CD, Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'. Condition cleared.10/14/2016: Per Compliance, all of the CDs including the CD at closing reflect lender paid compensation to the broker, as well as the borrower paying a portion of the broker origination charge.  This is indicative of dual compensation and a violation.  There is no way to cure a dual compensation issue. Borrower is due a refund of $628.58, however, no downgrade or cure would be applied.  Reissuing a new CD with a new payee name post-closing does not remedy the issue.

300204971	700646c2-c0ab-4811-91e7-15261659b7c0	Total of Payments is not accurate	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Total of Payments is not accurate	Total of Payments (TOP) over disclosure of $25.01 is non-material. Loan will be graded a B. Condition cleared.
300204971	10cfa198-7948-4f2a-a3fa-ace8324549be	Missing Loan Estimate / LE Not in File	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes	Yes	No Cure Missing Doc Not Provided	No Cure Missing Doc Not Provided	N/A Condition Cleared	N/A Condition Cleared	3	3	3	A	A	RA	A	A		Missing Loan Estimate / LE Not in File	Loan file contains change circumstances form dated 9/1/2016 and 9/7/2016 with no corresponding LE.	10/12/2016: no LE is generated or needed for this. 9/1 was a base loan amount change and 9/7 was a pricing update. please see attached loan registrations	10/12/2016: Audit reviewed the Lock Confirmations corresponding with COC's, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
300204971	b83d9c6a-aa10-4c79-be49-895ea0cb67f2	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	N/A Condition Cleared	N/A Condition Cleared	3	3	2	A	A	RA	A	A		Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The Final LE is missing from the loan file. The LE dated 8/12/2016 reflects a lender credit in the amount of $1,200. The lender credit decreased to $0.00 on the CD dated 8/12/2016 with no indication of a valid COC to account for the decrease in the credit.
																												11/02/2016: please see attached10/14/2016: please see attached
11/02/2016: Audit reviewed documentation of lender credit, and has determined that sufficient evidence was provided to verify lender credit. Condition cleared.  10/14/2016: Audit reviewed "Document List", and has determined that no evidence was provided for the lender credit decreased to $0.00 on the CD. No evidence of a COC was provided for lender credit reflected on LE, 08/12/2016, for $1,200 to $0.00 on CD. Condition remains.

300204971	77826c0c-468b-e611-98c2-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		10/07/2016: A CDA report reflecting a value $1,635,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300204967	6fba9a65-df8b-e611-98c2-d8d385e0a8b2	General Compliance Exception	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind													A	A	RA	A	A	General Compliance	General Compliance Exception
Compensation to a third party loan originator from both the consumer and the creditor in the transaction is prohibited under 1026.36(d)(2). Ref: 1026.38(f)(1)-2. Borrower paid an Underwriting fee of $483.00. Refund to cure required of $483.00.  File contains a signed Borrower Loan Option form in which Lender-Paid Broker Compensation was selected.
																												10/14/2016: Disagree - the Underwriting Fee is not broker compensation - it is a fee paid to the lender and is denoted as such on the CD.	10/14/2016: Audit concurs with the Lender Rebuttal, condition rescinded.
300204967	214b7940-df8b-e611-98c2-d8d385e0a8b2	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind													A	A	RA	A	A	General Compliance	Missing Documentation	Evidence of the Lender of Record Application Date was not provided in the file.		10/07/2016: Audit reviewed evidence of Lender Application, and has determined that the broker and lender Application dates are on the same day. Condition cleared.
300204967	0778b63c-ba1f-4bd7-9dd6-15e6a3f9cb6e	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Appraisal Fee in section B of the final Closing Disclosure is missing the name of the service provider.		10/06/2016: A Post Closing CD was provided in the loan file with the service provider reflected for the Appraisal Fee. Loan will be rated a B for all agencies.
300204967	a2f6ba80-d1fa-4de0-9043-873e60c8c1c6	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The NMLS License Number/CA License ID and/or Contact NMLS ID/Contact CA License ID of the Settlement Agent are missing.		10/06/2016: A Post Closing CD was provided in the loan file reflecting the License ID of the Settlement Agent. Loan will be rated a B for all agencies.
300204967	b138922b-025e-4fe8-99ca-facbd1470375	Funding occurred before RTC Expiration Date	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	B	RA	A	A		Funding occurred before RTC Expiration Date	The CD reflects a disbursement date BEFORE The Right to Cancel expiration date.	10/12/2016: please see attached which reflects dates after the XX/XX/XXXX NRTC date	10/12/2016: Audit reviewed loan file, and has determined that a post closing CD was provided with the correct disbursement date. Loan will be rated a Fitch B. Condition cleared.
300204967	b730845d-df8b-e611-98c2-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		10/06/2016: Non-material finding. Loan will be rated a B for all agencies.
300204967	aa6ded6d-6c8b-e611-98c2-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		10/06/2016: A CDA report reflecting a value $1,250,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300205270	2b0f2335-9189-e611-98c2-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided		10/05/2016: A CDA report reflecting a value $1,345,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300205270	d40fbe6a-a689-e611-98c2-d8d385e0a8b2	Missing Affiliated Business Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure for the broker. If the broker is not affiliated with any other businesses, please provide an attestation stating such.	10/07/2016: aba	10/07/2016: Audit review of lender attestation statement regarding "Broker has no Affiliated Businesses" is deemed acceptable, condition cleared.
300205270	01de4494-a689-e611-98c2-d8d385e0a8b2	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind													A	A	RA	A	A	General Compliance	Missing Documentation	Evidence of Lender of Record Application Date was not provided in file.
300205270	5fe700a6-5905-4093-ac59-aa0a486a4267	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License ID for the Settlement Agent is missing.		10/03/2016: A Post Closing CD in the loan file reflects the Settlement Agents license. Condition cleared. The loan will be rated a B.
300205270	3c7cdb83-a689-e611-98c2-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE is missing the lender e-mail address and phone number under the section, Additional Information About This Loan.		10/03/2016: Non-material issue. The loan will be rated a B.
300207412	1eb11874-8f10-4d6d-a949-c03b0810b9fa	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Credit Report in section B of the final Closing Disclosure does not reflect the name of the payee. Please note that a letter of explanation to the borrower must also be issued.		10/17/2016: A Post Closing CD provided in the loan file reflects the payee for the credit report. A letter to the borrower was also provided in the loan file. Loan will be graded a B for all agencies.
300207412	55e3d181-e277-4db7-9cbb-dc172e974bb5	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The NMLS License Number of the Settlement Agent is missing.  Please note that a letter of explanation to the borrower must also be issued.

10/17/2016:  A Post Closing CD provided in the loan file reflects the License ID of the Settlement Agent.  A letter to the borrower was also provided in the loan file.  Loan will be graded a B for all agencies.

300207412	5ca052d6-74bc-453f-a3f8-1532a440cbf7	Waiver by borrower of C.D. timing requirement not properly documented for APR variance (Over disclosed)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure	No Cure	N/A	N/A	2	2	2	B	B	RB	B	B		Waiver by borrower of C.D. timing requirement not properly documented for APR variance (Over disclosed)
Missing evidence of a waiver for APR re-disclosure. The final Closing Disclosure reflects an APR of 3.815%. The prior Loan Estimate dated 09/19/2016 reflects an APR of 3.986%, which is a difference of 0.171% and exceeds allowable tolerance of 0.125%.
																													10/17/2016: This finding is not material. Loan will be graded a B for all agencies.
300207412	b7e7af7b-02e7-4ae6-b729-c9c6449e9e90	APR on Final Closing Disclosure is inaccurate in relation to previous Initial disclosure(s) – no evidence of further re-disclosure in file (APR < 0.125 variance – Over disclosed)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes, Potentially	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		APR on Final Closing Disclosure is inaccurate in relation to previous Initial disclosure(s) – no evidence of further re-disclosure in file (APR < 0.125 variance – Over disclosed)
Missing evidence of APR re-disclosure. The final Closing Disclosure reflects an APR of 3.815%. The prior Loan Estimate dated 09/19/2016 reflects an APR of 3.986%, which is a difference of 0.171% and exceeds allowable tolerance of 0.125%.
																													10/17/2016: This finding is not material. Loan will be graded a B for all agencies.
300207412	cd4813ec-7494-e611-b5f3-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE dated 09/19/2016 is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		10/17/2016: This finding is not material. Loan will be graded a B for all agencies.
300207412	caa9e8c8-7494-e611-b5f3-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in file.	10/27/2016: CDA	10/27/2016: A CDA report reflecting a value $655,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300205268	450846ae-ab89-e611-98c2-d8d385e0a8b2	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing Documentation	Missing evidence that the second lien has been closed. Please provide a signed executed document in the loan file stating that the HELOC has been closed. Additional conditions may apply.		10/11/2016: Received executed authorization to close HELOC. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 73.83%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 809; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 69.10 months reserves

300205268	f5781de2-a989-e611-98c2-d8d385e0a8b2	General Compliance Exception	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													B	B	RB	B	B	General Compliance	General Compliance Exception
Section A Fees: Compensation to a third party loan originator from both the consumer and the creditor in the transaction is prohibited under § 1026.36(d)(2). Ref: §1026.38(f)(1)-2. Borrower paid an Origination Fee of $4,810.98. Please provide notification of the error (i.e., the letter to borrower), refund to cure of $4,810.98, re-disclosed CD, along with proof of delivery. Additional conditions may apply.

10/17/2016: This is a technical issue on our CDs and not a violation based on how the loan actually closed. The issue being that for loans where we paid the compensation to the broker and there wasn’t a enough credit from the rate chosen by the borrower to cover the compensation amount, the borrower had to pay us an LLPA / discount point to cover the difference. We were calling this charge an Origination Fee pursuant to guidance from a CFPB webinar from Oct 2014. However, we were putting this on the same line as the compensation amount we paid to the broker in an effort to minimize confusion. We have since changed the name of the fee paid to us by the borrower to Points, but that has not made its way through our entire pipeline yet. It is important to note that the borrowers were not harmed in any way and at no point did the borrower pay anything to the broker, nor did the broker make any more than their pre-determined compensation plan allowed for. We have redisclosed our CD to reflect what actually happened at closing. Please refer to the attached Funding Wire Breakdown as evidence of the payment to the broker (i.e. Broker's Check amount denoted at bottom).

11/04/2016: Audit consulted with Compliance, and has determined that sufficient evidence was submitted that verified no violation for dual compensation was reflected on the CD. A revised CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. Condition cleared.10/17/2016: Audit consulted with Compliance, and has determined that there is a portion of the compensation that can be tied to a Point for the Rate (paid by borrower), but the remaining compensation is not detailed anywhere. Evidence is required to tie all of the fees and identify the payee. Provide the breakdown of the remaining compensation paid. Condition remains.10/11/2016:  Per Compliance, all of the CDs including the CD at closing reflect lender paid compensation to the broker, as well as the borrower paying a portion of the broker origination charge.  This is indicative of dual compensation and a violation.  There is no way to cure a dual compensation issue. Borrower is due a refund of $4,810.98, however, no downgrade or cure would be applied.  Reissuing a new CD with a new payee name post-closing does not remedy the issue.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 73.83%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 809; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 69.10 months reserves

300205268	198a55c5-33f3-4253-95e5-7badf56bdb20	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	Material	Yes	Yes	Yes Potentially	Yes	1026.19(f)(2)(v) - Tolerance Error: Tolerance cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	N/A Condition Cleared	N/A Condition Cleared	3	2	2	A	A	RA	A	A		Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
LE 08/30/2016 does not list the Title-Abstract or Title Search and Title-Release Tracking fee with no resulting CoC for any subsequent disclosures. The final CD dated reflects Title-Abstract or Title Search and Title-Release Tracking fee for total of $170 resulting in a $170 refund due for cure.
																												There is no 10% tolerance violation. The baseline was $2,263 (LE Box C total of $2,184 + recording fees of $79 vs final CD of $2,267.46 (all title fees + recording fees).	Audit reviewed LE and final CD. CD = $2211.46 + $56 = $2267.46. LE = $2184 + $79 = $2263 x 110% = $2489.30. The CD is less, there is no violation. Condition rescinded.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 73.83%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 809; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 69.10 months reserves

300205268	27f12f6b-faac-4f74-971a-bd022575f9f7	Lender Post closing Refund to Cure insufficient to cover in C.D. Services Borrower DID NOT SHOP Fee - Section B (Undisclosed and Under Disclosed)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	1026.19(f)(2)(v) - Tolerance Error: Tolerance cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	2	2	B	B	RB	B	B		Lender Post closing Refund to Cure insufficient to cover in C.D. Services Borrower DID NOT SHOP Fee - Section B (Undisclosed and Under Disclosed)
Title-Abstract or Title Search and Title-Release Tracking fee on Post Close CD is a total of $170. LE 08/30/20116 does not list the fees. These fees are in a 0% tolerance section. Lender tolerance cure of $155.60 is required. Post close tolerance cure of $14.40 is insufficient.

10/11/2016:  Audit reviewed LE and final CD.  CD = $2211.46 + $56 = $2267.46. LE = $2184 + $79 =  $2263 x 110% = $2489.30.  The CD is less, there is no violation and no cure is required.  Lender provided cure of $14.40.  Condition cleared.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 73.83%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 809; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 69.10 months reserves

300205268	a78fd48d-49ec-4140-ba2c-470bd9660458	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title fees are reflected in section C of the final Closing Disclosure. The borrower selected a service provider from the WLSP for title services. All the title service provider fees should be listed in section B of the CD.
																													10/03/2016: Lender provided Post Close CD showing all title fees were moved to section B of the CD. Loan will be graded a B.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 73.83%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 809; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 69.10 months reserves

300205268	e5fdbdd3-81b3-4796-a936-0abe5d2867fe	Missing corresponding W.L.S.P. for Initial L.E. in File DID SHOP Fee (Section C)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	No Cure	N/A	N/A	3	3	2	B	B	RB	B	B		Missing corresponding W.L.S.P. for Initial L.E. in File DID SHOP Fee (Section C)
The service provider list in file is an old RESPA service provider list and does not list the individual "services" associated with each provider. It is not the service provider list that is under form H-27 in the rule. The WLSP is itself a violation and it is confusing to consumers because it has text that relates to the GFE.
																													10/03/2016: WLSP referencing a GFE is non-material. Loan will be graded a B.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 73.83%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 809; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 69.10 months reserves

300205268	25aeb37d-a989-e611-98c2-d8d385e0a8b2	Closing Disclosure document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Closing Disclosure document error	Final Closing Disclosure section B credit report fee is missing service provider name.		10/03/2016: Lender provided Post Close CD showing payee name for credit report fee. Loan will be graded a B.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 73.83%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 809; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 69.10 months reserves

300205268	8c2aa8c0-7689-e611-98c2-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in file.	The Lender provided a Collateral Desktop Analysis dated 08/29/2016 in file	10/05/2016: A CDA report reflecting a value $1,200,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 73.83%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 809; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 69.10 months reserves

300205350	6ee423e5-2a8b-e611-98c2-d8d385e0a8b2	Missing copy of title	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A		Missing copy of title	Title provided in the file does not reflect loan policy amount.	10/12/2016: please see attached	10/12/2016: Audit reviewed Preliminary Report and Supplemental to the report, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 55.29%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.16%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 110.60 months reserves

300205350	8d225fa2-2b8b-e611-98c2-d8d385e0a8b2	General Compliance Exception	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													B	B	RB	B	B	General Compliance	General Compliance Exception
Section A Fees: Compensation to a third party loan originator from both the consumer and the creditor in the transaction is prohibited under § 1026.36(d)(2). Ref: §1026.38(f)(1)-2. Borrower paid an Origination Fee of $3,136. Please provide notification of the error (i.e., the letter to borrower), refund to cure of $3,136, re-disclosed CD, along with proof of delivery. Additional conditions may apply.

10/17/2016: This is a technical issue on our CDs and not a violation based on how the loan actually closed. The issue being that for loans where we paid the compensation to the broker and there wasn’t a enough credit from the rate chosen by the borrower to cover the compensation amount, the borrower had to pay us an LLPA / discount point to cover the difference. We were calling this charge an Origination Fee pursuant to guidance from a CFPB webinar from Oct 2014. However, we were putting this on the same line as the compensation amount we paid to the broker in an effort to minimize confusion. We have since changed the name of the fee paid to us by the borrower to Points, but that has not made its way through our entire pipeline yet. It is important to note that the borrowers were not harmed in any way and at no point did the borrower pay anything to the broker, nor did the broker make any more than their pre-determined compensation plan allowed for. We have redisclosed our CD to reflect what actually happened at closing. Please refer to the attached Funding Wire Breakdown as evidence of the payment to the broker (i.e. Broker's Check amount denoted at bottom).10/13/2016: please see attached

11/03/2016: Audit consulted with Compliance, and has determined that sufficient evidence was submitted that verified no violation for dual compensation was reflected on the CD. A revised CD, Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'. Condition cleared.10/17/2016: Audit consulted with Compliance, and has determined that there is a portion of the compensation that can be tied to a Point for the Rate (paid by borrower), but the remaining compensation is not detailed anywhere. Evidence is required to tie all of the fees and identify the payee. Provide the breakdown of the remaining compensation paid. Condition remains.10/13/2016: Per Compliance, all of the CDs including the CD at closing reflect lender paid compensation to the broker, as well as the borrower paying a portion of the broker origination charge.  This is indicative of dual compensation and a violation.  There is no way to cure a dual compensation issue. Borrower is due a refund of $3,136, however, no downgrade or cure would be applied.  Reissuing a new CD with a new payee name post-closing does not remedy the issue.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 55.29%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.16%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 110.60 months reserves

300205350	037731c7-2b8b-e611-98c2-d8d385e0a8b2	Missing Initial Escrow Account Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind													A	A	RA	A	A	General Compliance	Missing Initial Escrow Account Disclosure	Missing Initial Escrow Disclosure.		10/12/2016: Audit has determined that the CD addresses all escrow account information. Condition rescinded.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 55.29%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.16%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 110.60 months reserves

300205350	6d53cf03-dd8b-e611-98c2-d8d385e0a8b2	Missing Affiliated Business Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A		Missing Affiliated Business Disclosure	Missing Affiliated Business disclosure for Broker or attestation letter stating there are no affiliated businesses.	10/12/2016: please see attached	10/12/2016: Audit review of lender attestation statement regarding "Broker has no Affiliated Businesses" is deemed acceptable, condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 55.29%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.16%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 110.60 months reserves

300205350	df5cbb1e-dd5a-455c-b497-3050f1c39190	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title fees are reflected in section C of the final Closing Disclosure. The borrower selected a service provider from the WLSP for title services. All the title service provider fees should be listed in section B of the CD.
																													10/06/2016: Lender provided Post Close CD showing fees moved to section B of CD. Loan will be graded a B.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 55.29%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.16%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 110.60 months reserves

300205350	3a408d69-058b-e611-98c2-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		10/05/2016: A CDA was provided with a value of $1,447,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 55.29%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.16%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 110.60 months reserves

300207411	c58c6f68-9294-e611-b5f3-d8d385e0a8b2	Missing hazard insurance declaration	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A		Missing hazard insurance declaration
Missing current hazard insurance coverage for property 2 reflected on the final loan application.  The hazard insurance in the file expires XX/XX/XXXX.  Per appendix Q, a current hazard insurance policy is required for all properties; in order for the loan to be classified as a Qualified Mortgage.

10/24/2016: This loan closed and the insurance did not expire until the day after. To my knowledge appendix Q does not require a current hazard insurance policy on a rental property, but the current policy should be sufficient as our loan closed prior to the expiration date.
																													10/24/2016: Audit reviewed the Lender Rebuttal, and has determined that the REO insurance is sufficient. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with DTI of of 765.; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months payment history with no late payments reported.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 77.30 months of reserves.

300207411	26613d1e-9594-e611-b5f3-d8d385e0a8b2	Missing Subordination Agreement	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing Subordination Agreement	Missing Subordination Agreement for HELOC on the subject property opened on XX/XX/XXXX.	10/20/2016: see attached	10/20/2016: Audit reviewed executed and notarized Subordination Agreement, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with DTI of of 765.; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months payment history with no late payments reported.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 77.30 months of reserves.

300207411	322a7db8-d5aa-4e59-952f-f1e2272693db	Loan Late Charge Parameters Exceeds State Thresholds	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	State/Local Compliance	Loan Late Charge Parameters Exceeds State Thresholds
The Note reflects 15 days grace period for the Late Charge which is > 10 days threshold by the State of Colorado. Late Charge fee State threshold is $171.81, actual is $274.90 which exceed State threshold by $103.09.
																												10/20/2016: The 10 day threshold only applies to customer credit transactions and not to mortgages. The 15 day grace period is allowed. Please provide the guidelines that requires this in Colorado.
10/25/2016: Audit consulted with Compliance, and has determined that the late charge parameters were adjusted to reflect the Note. Late Charge testing passes. Condition cleared. 10/20/2016: Pending Compliance Review.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with DTI of of 765.; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months payment history with no late payments reported.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 77.30 months of reserves.

300207411	24c39a99-9694-e611-b5f3-d8d385e0a8b2	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The appraisal and credit report fees in section B of the final Closing Disclosure are missing the name of the service provider.		10/17/2016: A Post Closing CD provided in the loan file reflects the service provider names for the appraisal and credit report. Loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with DTI of of 765.; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months payment history with no late payments reported.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 77.30 months of reserves.

300207411	71709d6e-9594-e611-b5f3-d8d385e0a8b2	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	1026.19(f)(2)(v) - Tolerance Error: Tolerance cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	2	2	B	B	RB	B	B		Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated 09/07/2016 reflects a credit report fee of $60 with no resulting CoC for any subsequent disclosures. The CD reflects a credit report fee of $90.96 resulting in a $30.96 refund due for cure.
																													10/17/2016: Final CD shows a sufficient tolerance cure in the amount of $30.96.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with DTI of of 765.; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months payment history with no late payments reported.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 77.30 months of reserves.

300207411	b57f17bc-0f65-4989-a9ab-719b55fefbee	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title-Courier/Wire-E-Mail, Title-Premium for Lender's Coverage, Title-Recording, Title-Settlement or Closing fee and Title-Subordination fees are reflected in section C of the final Closing Disclosure. The borrower selected a service provider from the WLSP for title services.  The Title-Courier/Wire-E-Mail, Title-Premium for Lender's Coverage, Title-Recording, Title-Settlement or Closing fee and Title-Subordination fees should be listed in section B of the CD.
																													10/17/2016: A Post Closing CD provided in the loan file reflects the title service fees in Section B. Loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with DTI of of 765.; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months payment history with no late payments reported.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 77.30 months of reserves.

300207411	8081dfa3-9794-e611-b5f3-d8d385e0a8b2	Closing Disclosure document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Closing Disclosure document error
Compensation to a third party loan originator from both the consumer and the creditor in the transaction is prohibited under 1026.36(d)(2). Ref: 1026.38(f)(1)-2. Borrower paid an Origination fee of $2,045.76. Refund to cure required of $2,045.76.  File contains a signed Borrower Loan Option form in which Lender-Paid Broker Compensation was selected.
																												11/03/2016: see attached job aid and corrected CD
11/04/2016: Audit consulted with Compliance, and has determined that sufficient evidence was submitted that verified no violation for dual compensation was reflected on the CD. A revised CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. Condition cleared.11/03/2016: Audit reviewed the lender rebuttal and found no updated attachments to download.  Condition remains. 11/03/2016: Pending further Compliance review, as well as correspondence with the Lender for appropriate documentation.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with DTI of of 765.; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months payment history with no late payments reported.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 77.30 months of reserves.

300207411	d88d0e55-9694-e611-b5f3-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	A	A	RA	A	A		Loan Estimate document error	The LE dated 09/07/2016 is missing the lender's phone number under the section, Additional Information About This Loan.		10/17/2016: This finding is not material. Loan will be graded a B for all agencies.”
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with DTI of of 765.; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months payment history with no late payments reported.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 77.30 months of reserves.

300207411	5b73f9d1-9494-e611-b5f3-d8d385e0a8b2	Missing sufficient evidence of "changed circumstance" to support re-disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	1026.19(f)(2)(v) - Tolerance Error: Tolerance cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	N/A Condition Cleared	N/A Condition Cleared	3	2	2	A	A	RA	A	A		Missing sufficient evidence of "changed circumstance" to support re-disclosure	A Change of Circumstance provided in the file reflects an increase of an appraisal fee from $650 to $1,100. The loan file is missing an explanation of why the appraisal increased in cost.	10/20/2016: see attached invoice that shows the reason for the increase
10/20/2016: Audit reviewed the Appraisal invoice, and has determined that a Rush fee for $600 was added. An LE dated 09/07/2016 was provided to the borrower reflecting the Appraisal fee of $1,100. Documentation submitted is deemed acceptable. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with DTI of of 765.; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months payment history with no late payments reported.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 77.30 months of reserves.

300207411	0cdb5f3e-9294-e611-b5f3-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.	10/20/2016: CDA	10/20/2016: A CDA report reflecting a value $1,220,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with DTI of of 765.; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months payment history with no late payments reported.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 77.30 months of reserves.

300213425	367f7018-4f95-e611-b5f3-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in file.		10/20/2016: A CDA report reflecting a value $1,360,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300213425	6c2838b1-6095-e611-b5f3-d8d385e0a8b2	General Compliance Exception	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													B	B	RB	B	B	General Compliance	General Compliance Exception	The Remaining Rate Credit reflected in Section H of the final Closing Disclosure should be reflected as a Lender Paid Closing Cost.		10/18/2016: Post Closing CD reflects the remaining rate credit was moved to a Lender paid Crediting section G.Condition cleared. The loan will be rated a B for all agencies.
300213425	34397229-4f95-e611-b5f3-d8d385e0a8b2	Missing Affiliated Business Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	File is missing the Broker Affiliated Business Disclosure. If the broker is not affiliated with any businesses, please provide an attestation stating such.	10/24/2016: see attached disclosure	10/24/20165: Audit review of lender attestation statement regarding "Broker has no Affiliated Businesses" is deemed acceptable, condition cleared.
300213425	6ce16877-0796-e611-b5f3-d8d385e0a8b2	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Not Likely	Yes	No Cure once CD Issued	N/A	N/A	N/A	2	2	2	B	B	RB	B	B		Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.
The service provider list in file is an old RESPA service provider list and does not list the individual "services" associated with each provider. It is not the service provider list that is under form H-27 in the rule. The WLSP is itself a violation and it is confusing to consumers because it has text that relates to the GFE.
																													10/19/2016: Services provided on WLSP were not itemized. Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
300213425	99e930e5-5b95-e611-b5f3-d8d385e0a8b2	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing.		10/18/2016: A Post Close CD in the loan file reflects the license number as well as a LOE. Condition cleared. The loan will be graded a B for all agencies.
300213425	d6f33d8e-6495-e611-b5f3-d8d385e0a8b2	Incorrect disclosure of DID SHOP Fee (Section C)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of DID SHOP Fee (Section C)
The Title - Mobile Notary)Travel Not Needed), Title- Alta.  Title - Premium for Lender's Coverage, Title - Recording fee and Title - Settlement or Closing fee are reflected in section C of the final Closing Disclosure.  The borrower selected a service provider from the WLSP for title services.  The title service provider should be listed in section B of the CD.  Provide a letter of explanation to the borrower, corrected CD, and evidence of deliver
																													10/18/2016 : Post Closing CD reflects the fees moved to section B. Condition cleared. The loan will be rated a B for all agencies.
300213425	874fda2f-4f95-e611-b5f3-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE dated 08/31/2016 is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		10/17/2016 This finding is non material. Loan will be graded a B for all agencies.
300205266	a78bb96d-f78b-e611-98c2-d8d385e0a8b2	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	General Compliance	Missing Documentation	Unable to determine Lender's application date. Compliance testing not complete. Please provide evidence of the application date. Additional conditions may apply.		10/12/2016: Audit reviewed evidence of Lender Application, and has determined that the broker and lender Application dates are on the same day. Condition cleared.
300205266	44c42f77-e9a9-40d7-ae50-21b20bb83c55	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title fees are reflected in section C of the final Closing Disclosure. The borrower selected a service provider listed on the WLSP for the title services and should be listed in section B of the CD.
																													10/06/16: Corrected on the post closing CD. Loan will be graded a B.
300205266	af8ac68f-fd8b-e611-98c2-d8d385e0a8b2	Closing Disclosure document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Closing Disclosure document error	The final closing disclosure, Section C, Title-Sub Escrow does not show the payee.		10/06/16: Corrected on the post closing CD. Loan will be graded a B.
300205266	1575b7f2-028c-e611-98c2-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	On the LE dated 09/14/16, additional information about this loan is missing either the email or phone number of the lender.		10/06/16: Condition acknowledged. Loan will be graded a B.
300205266	0d6860b4-c88b-e611-98c2-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file
10/11/2016:  10/11/2/2016: CDA provided reflecting a value of $975,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.Revised- 10/10/2016: The CDA report provided reflects an incorrect address spelling, the address on CDA does not reflect Note address. Condition remains.10/6/16: CDA reflecting a value of $975,000.00 which is a -0.0% variance. Condition Cleared.

300211442	5939bb89-7689-e611-98c2-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		10/05/2016: A CDA report reflecting a value $625,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300211442	18d1e69f-be89-e611-98c2-d8d385e0a8b2	Missing Affiliated Business Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	File is missing the Broker Affiliated Business Disclosure. If the broker is not affiliated with any other businesses, please provide an attestation stating such.	10/10/2016: please see attached	10/10/2016: Audit review of lender attestation statement regarding "Broker has no Affiliated Businesses" is deemed acceptable, condition cleared.
300211442	a11faee6-8889-e611-98c2-d8d385e0a8b2	Missing Initial Escrow Account Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind													A	A	RA	A	A	General Compliance	Missing Initial Escrow Account Disclosure	Missing the Borrowers Escrow Waiver form.	10/10/2016: please see attached. there are no escrow disclosures. initial and final cd's have been highlighted showing that there are no escrows	10/10/2016: Audit reviewed the final CD which states that the borrower "declined" escrows. Condition rescinded.
300211442	b58f8cdf-be89-e611-98c2-d8d385e0a8b2	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	General Compliance	Missing Documentation	Evidence of Lender of Record Application Date was not provided in file.	10/10/2016: please see attached	10/10/2016: Audit reviewed evidence of Lender Application, and has determined that the broker and lender Application dates are on the same day. Condition cleared.
300211442	717aaeb9-a12c-4770-a1f9-dbd4a4b85922	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	No Cure	No Cure	N/A Condition Cleared	N/A Condition Cleared	3	3	3	A	A	RA	A	A		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing Initial Closing Disclosure. File contains Final CD and Post Close CD only.	10/10/2016: please see attached
10/10/2016: Audit review of print screen reflects borrower opened and received CD same day verified by e-signature, documentation submitted is deemed acceptable. Borrowers received the initial Closing Disclosure within 3 days prior to the loan consummation. Condition cleared.

300211442	a3b073da-af8c-4b15-882a-9625496e904a	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title - Closing Protection Letter, Title  Courier/Wire/E-Mail Fee, Title - Document Prep, Title - Premium for Lender's Coverage and Title - Settlement or Closing Fee are reflected in section C of the final Closing Disclosure. The borrower selected a service provider from the WLSP for title services. The title service fees should be listed in section B of the CD.
																													10/03/2016: Corrected post close CD in file reflects title fees in Section B. Loan will be graded a B for all agencies. Condition cleared.
300211442	713e0646-93c0-4d74-b7be-3924befa3dda	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The license number of the Borrowers Real Estate Broker and Sellers Real Estate broker and the license number for the Settlement Agent is missing.
																													10/03/2016: Corrected post close CD in file reflects all missing license numbers. Loan will be graded a B for all agencies. Condition cleared.
300205295	631b0a82-518b-e611-98c2-d8d385e0a8b2	General Compliance Exception	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													B	B	RB	B	B	General Compliance	General Compliance Exception
Section A Fees: Compensation to a third party loan originator from both the consumer and the creditor in the transaction is prohibited under § 1026.36(d)(2). Ref: §1026.38(f)(1)-2. Borrower paid an Origination Fee of $6,289.17. Refund to cure required $6,289.17. The file contains Borrower Loan Options dated 09/20/2016 in which the borrowers selected Lender-Paid Compensation.

11/03/2016: please see attached rvsd10/17/2016: This is a technical issue on our CDs and not a violation based on how the loan actually closed. The issue being that for loans where we paid the compensation to the broker and there wasn’t a enough credit from the rate chosen by the borrower to cover the compensation amount, the borrower had to pay us an LLPA / discount point to cover the difference. We were calling this charge an Origination Fee pursuant to guidance from a CFPB webinar from Oct 2014. However, we were putting this on the same line as the compensation amount we paid to the broker in an effort to minimize confusion. We have since changed the name of the fee paid to us by the borrower to Points, but that has not made its way through our entire pipeline yet. It is important to note that the borrowers were not harmed in any way and at no point did the borrower pay anything to the broker, nor did the broker make any more than their pre-determined compensation plan allowed for. We have redisclosed our CD to reflect what actually happened at closing. Please refer to the attached Funding Wire Breakdown as evidence of the payment to the broker (i.e. Broker's Check amount denoted at bottom).10/13/2016: please see attached

11/03/2016: Audit consulted with Compliance, and has determined that sufficient evidence was submitted that verified no violation for dual compensation was reflected on the CD. A revised CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. Condition cleared. 10/17/2016: Audit consulted with Compliance, and has determined that there is a portion of the compensation that can be tied to a Point for the Rate (paid by borrower), but the remaining compensation is not detailed anywhere. Evidence is required to tie all of the fees and identify the payee. Provide the breakdown of the remaining compensation paid. Condition remains.10/13/2016: Per Compliance, all of the CDs including the CD at closing reflect lender paid compensation to the broker, as well as the borrower paying a portion of the broker origination charge.  This is indicative of dual compensation and a violation.  There is no way to cure a dual compensation issue. Borrower is due a refund of $6,289.17, however, no downgrade or cure would be applied.  Reissuing a new CD with a new payee name post-closing does not remedy the issue.

300205295	94fa41e9-508b-e611-98c2-d8d385e0a8b2	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind													A	A	RA	A	A	General Compliance	Missing Documentation	Evidence of Lender of Record Application Date was not provided in file.
300205295	c6ae614b-808d-4f27-aba5-b46171e8f0c8	Total of Payments is not accurate	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Total of Payments is not accurate	Total of Payments (TOP) over disclosure by $210.33 is non-material. Loan will be graded a B. Condition cleared.
300205295	3a3eb602-6e54-45de-aeb9-8646c6f96881	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing.		10/05/2016: Corrected post close CD in file reflects missing license number. Loan will be graded a B for all agencies. Condition cleared.
300205295	fc02fe2b-518b-e611-98c2-d8d385e0a8b2	Closing Disclosure document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Closing Disclosure document error	The Real Estate Commission in Section H of the final CD is missing the payee.		10/05/2016: Corrected post close CD in file reflects missing payee in Section H. Loan will be graded a B for all agencies. Condition cleared.
300205295	c23174e6-078b-e611-98c2-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file		10/05/2016: A CDA report reflecting a value $925,000 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300222380	25fd92ee-c0a2-e611-b5f3-d8d385e0a8b2	Missing Payoff Statement	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing Payoff Statement	Payoff Statement was not provided in file.	11/10/2016: see attached	11/10/2016: Audit reviewed Payoff Statement, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.87%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 781; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.20 months reserves

300222380	1e907bbb-c1a2-e611-b5f3-d8d385e0a8b2	General Compliance Exception	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													B	B	RB	B	B	General Compliance	General Compliance Exception
Compensation to a third party loan originator from both the consumer and the creditor in the transaction is prohibited under 1026.36(d)(2). Ref: 1026.38(f)(1)-2. Borrower paid an Origination fee of $2,318.20. Refund to cure required of $2,318.20.  File contains a signed Borrower Loan Option form in which Lender-Paid Broker Compensation was selected.
																												11/10/2016: see attached job aid and corrected CD
11/10/2016: Audit consulted with Compliance, and has determined that sufficient evidence was submitted that verified no violation for dual compensation was reflected on the CD. A revised CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.87%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 781; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.20 months reserves

300222380	a1881b42-e796-4201-b765-77a3142572fb	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	No Cure	No Cure	N/A Condition Cleared	N/A Condition Cleared	3	3	3	A	A	RA	A	A		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Evidence of borrower's receipt of initial CD 3 days prior to consummation was not provided. The initial CD is not dated within 3 days of the consummation date.  When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.
																												11/10/2016: see attached 10/6 CD, disclosure history previously provided shows borrower received.	11/10/2016: Audit reviewed initial CD, and has determined that the document was provided within 7 days of consummation. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.87%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 781; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.20 months reserves

300222380	f7418924-a0ba-4ec7-9f15-8a59d728370d	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	N/A Condition Cleared	N/A Condition Cleared	3	3	2	A	A	RA	A	A		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Appraisal Fee of $615.00 reflected in section B of the final Closing Disclosure was not accurately disclosed.  According to the invoice provided in the file, the Appraisal Fee was $325.00 and the Appraisal Management Fee was $290.00.  This breakdown must be reflected in section B of the Closing Disclosure.  Please note that a letter of explanation to the borrower must also be issued.
																												11/10/2016: see attached corrected CD	11/10/2016: Audit consulted with Compliance, and has determined that the finding is invalid. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.87%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 781; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.20 months reserves

300222380	d0f99da6-c1a2-e611-b5f3-d8d385e0a8b2	Missing Closing Disclosure / CD Not in File	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes	Yes	No Cure - Missing Doc Not Provided	No Cure	N/A - Condition Cleared	N/A Condition Cleared	3	3	3	A	A	RA	A	A		Missing Closing Disclosure / CD Not in File
Initial CD was not provided in the loan file.  Disclosure History provided in file reflects borrower e-signed an Initial CD dated XX/XX/XXXX.  Additionally, the Post Consummation CD was not provided in the loan file.  Post Consummation CD in file is for a different subject loan and borrower.  A letter to the borrower along with proof of delivery dated XX/XX/XXXX was provided in file.  Post Consummation CD that corresponds with the letter should be provided.
																												11/10/2016: see attached XX/XX CD and corrected CD with lox	11/10/2016: Audit reviewed initial CD, and has determined that the document was provided within 7 days of consummation. Post CD was provided. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.87%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 781; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.20 months reserves

300222380	84a5df0d-dda1-e611-b5f3-d8d385e0a8b2	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error
The Final Closing Disclosure Contact Information section is incomplete.  The License Number of the Settlement Agent is missing. Please note that a letter of explanation to the borrower must also be issued.
																												11/10/2016: see attached corrected CD
11/10/2016: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent.  Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.87%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 781; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.20 months reserves

300222380	f48edac8-c1a2-e611-b5f3-d8d385e0a8b2	DID SHOP Fee (Section C) & Recording Fee (Section E) exceeds 10% summary tolerance	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	1026.19(f)(2)(v) - Tolerance Error: Tolerance cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	19(f)	N/A	3	2	2	A	B	RA	A	A		DID SHOP Fee (Section C) & Recording Fee (Section E) exceeds 10% summary tolerance
Section E Recording Fees are subject to 10% tolerance. LE dated 09/15/2016 reflects recording fees of $98.00 ($107.80. at 10%) with no resulting COC for any subsequent disclosures. The Final CD reflects a charge of $135.00 for a variance/refund required of $27.20 to meet 10% threshold.
																													11/04/2016: The final closing disclosure reflects a post close tolerance cure of $27.20, which is sufficient. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.87%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 781; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.20 months reserves

300222380	6b54ce1e-dda1-e611-b5f3-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE dated 09/15/2016 is missing the lender's e-mail or phone number under the section, Additional Information This Loan.		11/03/2016: This finding is non material. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.87%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 781; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.20 months reserves

300222380	43307dff-dca1-e611-b5f3-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in file.	11/10/2016: CDA	11/10/2016: A CDA report reflecting a value $1,250,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.87%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 781; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.20 months reserves

300211889	f35a84e4-9b89-e611-98c2-d8d385e0a8b2	Missing Affiliated Business Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	The loan file is missing the Broker's Affiliated Business Disclosure. If the Broker is not affiliated with any other businesses, please provide an attestation stating such.	10/11/2016: please see attached	10/11/2016: Audit review of Broker Affiliated Business Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
300211889	1e7be07a-578a-e611-98c2-d8d385e0a8b2	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	General Compliance	Missing Documentation	Evidence of Lender of Record Application Date was not provided in file.		10/11/2016: Audit reviewed evidence of Lender Application, and has determined that the broker and lender Application dates are on the same day. Condition cleared.
300211889	7616bd80-eb58-4b05-bb81-040404b8e59f	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The Settlement Agent License ID is missing.
10/11/2016: This condition should be cleared per 4/21/16 email which states "We only need one specific contact from the either lender or broker. If any lender info is missing like the phone number, then this is non-material B grade with the exception of missing NMLS or licensing which is consider a material exception."
																													10/11/2016: A Post Closing CD provided in the loan file reflects the Settlement Agents License ID Number. Loan is rated a B.
300211889	a0775165-9c89-e611-98c2-d8d385e0a8b2	Closing Disclosure document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Closing Disclosure document error	The Remaining Rate Credit reflected in Section H of the final Closing Disclosure should be reflected as a Lender Paid Closing Cost.
10/11/20156: Disagree - remaining rate credit is the portion of the credit for the rate that is allocated to escrows. The redisclosed CD previously provided shows this appropriately (i.e. credit to property taxes).

10/03/2016: A Post Closing CD provided in the loan file removed the Remaining Credit from Section H and reflected it in Section G as a Lender Paid Closing Cost.  Loan will be rated a B for all agencies.

300211889	54428190-578a-e611-98c2-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	A	A	RA	A	A		Loan Estimate document error	The LE is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		10/04/2016: Non-material finding. Loan will be rated a B for all agencies.
300211889	1bde1b69-9b89-e611-98c2-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		10/05/2016: A CDA report reflecting a value $1,775,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300211940	db01b54e-2592-e611-98c2-d8d385e0a8b2	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing Documentation
Loan file is missing documentation that auto lease is paid by the borrowers employer through a retirement benefit.  Please provide verification of actual retirement benefits.  Additional conditions may apply upon receipt of this documentation.  Per appendix Q, creditor must include all debts when computing DTI.

10/20/2016: Please note: 1.A $444.70 Lease payment was included in the borrowers obligations and is on page 5 of 5 of his loan application. 2.Please see the attached employee/Retiree Vehicle Lease agreement that was in the original submission along with a letter from the purchaser explaining the deduction. 3.Please see the transmittal summary with the debt. We are hoping this is sufficient to clear this condition.

10/20/2016: Audit reviewed the Employee/Retiree Vehicle Lease Agreement, as well as LOE, and has determined that sufficient evidence was provided for lease payment. Documentation submitted is deemed acceptable. Condition cleared.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of  41.22%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 798; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 139.70 months reserves

300211940	d34f3a44-2592-e611-98c2-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.	10/21/2016: CDA	10/21/2016: A CDA report reflecting a value $2,700,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of  41.22%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 798; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 139.70 months reserves

300211940	5d67a12b-2792-e611-98c2-d8d385e0a8b2	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Appraisal Fee and the Credit Report in section B of the final Closing Disclosure are missing the name of the service provider.  Please note that a letter of explanation to the borrower must also be issued.

10/14/2016:  A Post Closing CD along with a letter to the borrower were provided in the file reflects the service provider for the Appraisal Fee and Credit Report.  Loan will be rated a B for all agencies.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of  41.22%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 798; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 139.70 months reserves

300211940	8ee07bcd-d339-45df-8530-9b28a0162e65	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	1026.19(f)(2)(v) - Tolerance Error: Tolerance cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	2	2	B	B	RB	B	B		Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated 08/29/2016 reflects a Credit Report Fee of $90.00 with no resulting CoC for any subsequent disclosures.  The final CD reflects a Credit Report Fee of $165.77.  This fee is in a 0% tolerance section. Lender tolerance cure of $75.77 is required.
																													10/14/2016: Final CD shows a sufficient tolerance cure in the amount of $75.77. Loan will be graded a B for all agencies.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of  41.22%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 798; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 139.70 months reserves

300211940	689bc91c-4192-e611-98c2-d8d385e0a8b2	Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	Material	Yes	yes	Yes Potentially	Yes	1026.19(f)(2)(v) - Tolerance Error: Tolerance cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	N/A Condition Cleared	N/A Condition Cleared	3	2	2	A	A	RA	A	A		Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)
Section E Recording Fees are subject to 10% tolerance. LE dated 08/29/2016 reflects recording fees of $60.00 ($66.00 at 10%) with no resulting COC for any subsequent disclosures. The Post Closing CD reflects a charge of $117.00 for a variance/refund required of $51.00 to meet 10% threshold.  Please note that a letter of explanation to the borrower must also be issued.

10/28/2016: There is no 10% tolerance violation. The 10% tolerance fees increased less than 10% (5.7%) - baseline was $2,305.00 (LE Box C fees charged on the CD + recording fees of $60) vs final CD of $2,437.00 (all title fees + recording fees).
																													10/28/2016: Audit reviewed the Lender Rebuttal, as well as re-analyzed the fees, and has determined that fees are within the 10% tolerance. Condition rescinded.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of  41.22%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 798; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 139.70 months reserves

300211940	0d4ef9af-c62a-4627-8ea8-c908a03caf77	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License ID of the Settlement Agent is missing.		10/14/2016: A Post Closing CD provided in the file reflects the License ID of the Settlement Agent. Loan will be rated a B for all agencies.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of  41.22%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 798; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 139.70 months reserves

300211940	96a7e515-2992-e611-98c2-d8d385e0a8b2	Incorrect disclosure of DID SHOP Fee (Section C)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of DID SHOP Fee (Section C)
The Title-Mobile Notary Fee, Title-Premium for Lender's Coverage, Title-Recording Service and Title-Settlement or Closing fees are reflected in section C of the final Closing Disclosure. The borrower selected a service provider from the WLSP for title services. The Title-Mobile Notary Fee, Title-Premium for Lender's Coverage, Title-Recording Service and Title-Settlement or Closing fees should be listed in section B of the CD.
																													10/14/2016: A Post Closing CD provided in the file reflects title service fees in Section B. Loan will be rated a B for all agencies.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of  41.22%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 798; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 139.70 months reserves

300211940	df88dd93-2792-e611-98c2-d8d385e0a8b2	Closing Disclosure document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Closing Disclosure document error	The remaining rate credit should not be disclosed in Section H. A remaining rate credit should be listed in the Paid by Others column. Proper disclosure of credits is referenced in 1026.38(H)(3).		10/14/2016: A Post Closing CD provided in the file reflects the remaining rate credit in the Paid by Others column. Loan will be rated a B for all agencies.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of  41.22%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 798; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 139.70 months reserves

300211940	2df2b2f7-2692-e611-98c2-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE dated 08/29/2016 is missing the lender's phone number under the section, Additional Information About This Loan.		10/14/2016: This finding is not material. Loan will be graded a B for all agencies.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of  41.22%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 798; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 139.70 months reserves

300222379	3accb9a0-288f-e611-98c2-d8d385e0a8b2	General Compliance Exception	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													B	B	RB	B	B	General Compliance	General Compliance Exception
Section A Fees: Compensation to a third party loan originator from both the consumer and the creditor in the transaction is prohibited under § 1026.36(d)(2). Ref: §1026.38(f)(1)-2. Borrower paid an Origination Fee of $5,558.43. Refund to cure required $5,558.43. The loan file contains Borrower Loan Options dated 09/23/2016 in which the Borrower selected Lender-Paid Broker Compensation.

10/17/2016: This is a technical issue on our CDs and not a violation based on how the loan actually closed. The issue being that for loans where we paid the compensation to the broker and there wasn’t a enough credit from the rate chosen by the borrower to cover the compensation amount, the borrower had to pay us an LLPA / discount point to cover the difference. We were calling this charge an Origination Fee pursuant to guidance from a CFPB webinar from Oct 2014. However, we were putting this on the same line as the compensation amount we paid to the broker in an effort to minimize confusion. We have since changed the name of the fee paid to us by the borrower to Points, but that has not made its way through our entire pipeline yet. It is important to note that the borrowers were not harmed in any way and at no point did the borrower pay anything to the broker, nor did the broker make any more than their pre-determined compensation plan allowed for. We have redisclosed our CD to reflect what actually happened at closing. Please refer to the attached Funding Wire Breakdown as evidence of the payment to the broker (i.e. Broker's Check amount denoted at bottom).10/14/2016: please see attached

11/03/2016: Audit consulted with Compliance, and has determined that sufficient evidence was submitted that verified no violation for dual compensation was reflected on the CD. A revised CD, Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'. Condition cleared.10/17/2016: Audit consulted with Compliance, and has determined that there is a portion of the compensation that can be tied to a Point for the Rate (paid by borrower), but the remaining compensation is not detailed anywhere. Evidence is required to tie all of the fees and identify the payee. Provide the breakdown of the remaining compensation paid. Condition remains.10/14/2016: Per Compliance, all of the CDs including the CD at closing reflect lender paid compensation to the broker, as well as the borrower paying a portion of the broker origination charge.  This is indicative of dual compensation and a violation.  There is no way to cure a dual compensation issue. Borrower is due a refund of $5,558.43, however, no downgrade or cure would be applied.  Reissuing a new CD with a new payee name post-closing does not remedy the issue.

300222379	2b478057-7f54-4be4-a9e6-2478175a1a67	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	Federal Consumer Protection	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	Missing Notice to Home Loan Applicant & Consumer Score Disclosure not provided.	10/12/2016: these are not trid docs...please see attached instead	10/12/2016: Audit review of Notice to Home Loan Applicant & Consumer Score Disclosure documentation submitted is deemed acceptable. Condition cleared.
300222379	76ceca7d-7107-4d58-9736-1c5575bc11a1	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The E Recording, Statuary Surcharge, Title - Abstract or Title Search, Title - Courier/Wire/E-Mail Fee, Title - Lender Policy Endorsement, Title - Premium for Lender's Coverage, Title - Settlement or Closing Fee, Title - Title Examination, Title - Title Search and Title - Transactional Filing fees are reflected in section C of the final Closing Disclosure. The borrower selected a service provider from the WLSP for title services. The title service provider fees should be listed in section B of the CD. In addition, the Transfer Tax in section E is missing the payee.
																													10/10/2016: Corrected post close CD in file reflects tax service fees in section B and missing payee for Transfer Tax in section E. Loan will be graded a B for all agencies. Condition cleared.
300222379	2a84dbdf-7389-447c-8dc6-036746c9d64f	Missing corresponding W.L.S.P. for Initial L.E. in File DID SHOP Fee (Section C)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	No Cure	N/A	N/A	3	3	2	B	B	RB	B	B		Missing corresponding W.L.S.P. for Initial L.E. in File DID SHOP Fee (Section C)
W.L.S.P. in file is dated 06/27/2016. File is missing a corresponding W.L.S.P. for the initial L.E. dated 08/19/2016. The service provider list in file is an old RESPA service provider list and does not list the individual "services" associated with each provider. It is not the service provider list that is under form H-27 in the rule. The WLSP is itself a violation and it is confusing to consumers because it has text that relates to the GFE.
																													10/10/2016: Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
300222379	1d4b269e-53b6-4906-a931-a465512fc084	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The NMLS License Number of the Borrowers Real Estate Broker, Sellers Real Estate broker and Settlement Agent is missing.		10/10/2016: Corrected post close CD in file reflects missing license numbers. Loan will be graded a B for all agencies. Condition cleared.
300222379	cbd97cb3-2b62-4dc5-aba9-29022ac32f81	Missing seller’s Closing Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	No	No	No	No	No Cure Missing Doc Not Provided	No Cure Missing Doc Not Provided	N/A Condition Cleared	N/A Condition Cleared	2	2	2	A	A	RA	A	A		Missing seller’s Closing Disclosure	Seller's Closing Disclosure was not provided in file.	10/12/2016: please see attached	10/12/2016: Audit reviewed executed Seller CD, and has determined that documentation submitted is deemed acceptable. Condition cleared.
300222379	5ffeaa03-158f-e611-98c2-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		10/10/2016: A CDA report reflecting a value $984,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
300207259	460841dc-1a96-e611-b5f3-d8d385e0a8b2	Missing Affiliated Business Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	File is missing the Broker Affiliated Business Disclosure. If the broker is not affiliated with any businesses, please provide an attestation stating such.	10/24/2016: see attached	10/24/2016: Audit review of lender attestation statement regarding "Broker has no Affiliated Businesses" is deemed acceptable, condition cleared.
300207259	8c2b8cd0-4196-e611-b5f3-d8d385e0a8b2	Closing Disclosure document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Closing Disclosure document error	The remaining rate credit should not be disclosed in Section H. A remaining rate credit should be listed in the Paid by Others column. Proper disclosure of credits is referenced in 1026.38(H)(3).		10/19/2016: A Post Closing CD provided in the loan file reflects the remaining rate credit is the Paid by Others column. Loan will be rated a B for all agencies.
300207259	a645c273-2096-e611-b5f3-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE dated 09/23/2016 is missing the lender's phone number under the section, Additional Information About This Loan.		10/19/2016: This finding is non material. Loan will be graded a B for all agencies.
300207259	efe7c993-1f96-e611-b5f3-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in file.		10/19/2016: CDA reflecting a value of $1,055.000 which is a 0.0% variance. Condition cleared.
300217235	bb16b982-4a95-e611-b5f3-d8d385e0a8b2	General Compliance Exception	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													B	B	RB	B	B	General Compliance	General Compliance Exception
The final CD reflects an Origination fee of $4754.16 paid by borrower and an Origination fee of $6960.84 paid by Lender. Compensation to a third party loan originator from both the consumer and the creditor in the transaction is prohibited under 1026.36(d)(2).

10/27/2016: The COC for 9/19 was done in error and corrected by the COC for 9/20 which brought the loan amount to its original amount of $852,000 so redisclosed LEs were not necessary as no tolerance baselines were reset. For the 9/22 COC an LE was not required, as redisclosure is only required to reset tolerance baselines -see section 19(e)(3)(iv).

11/03/2016: Audit consulted with Compliance, and has determined that sufficient evidence was submitted that verified no violation for dual compensation was reflected on the CD. A revised CD, Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'. Condition cleared.10/27/2016: Per Compliance, all of the CDs including the CD at closing reflect lender paid compensation to the broker, as well as the borrower paying a portion of the broker origination charge.  This is indicative of dual compensation and a violation.  There is no way to cure a dual compensation issue. Borrower is due a refund, however, no downgrade or cure would be applied.  Reissuing a new CD with a new payee name post-closing does not remedy the issue.

300217235	cf98800f-8195-e611-b5f3-d8d385e0a8b2	Missing Changed Circumstance form	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Changed Circumstance form	Missing corresponding COC for the CD dated XX/XX/XXXX as the Interest Rate has increased from 3.375% to 3.625%. The file is missing evidence of a valid change of circumstance.	10/27/2016: see attached coc and lock, borrower locked loan with a 3.625 interest rate10/24/2016: see attached coc and lock, borrower locked loan with a 3.625 interest rate
10/27/2016: Audit reviewed all LE's and CD's, and has determined that the LE dated 09/08/2016 reflects loan was locked with 3.625%. All CD's reflect an interest rate of 3.625%. Condition cleared. 10/24/2016: Audit reviewed the lender rebuttal and found no attachment to download.  Condition remains.

300217235	c146a6b3-cfd7-4af8-a016-dedc3018aab6	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Title - Premium for Lender;s Coverage and Title - Settlement or Closing fee are reflected in section B of the final Closing Disclosure.  The borrower shopped for their own title service and did not use the provider on the WLSP.  The title service fees should be listed in section C of the CD.

10/18/2016:  A Post Close CD in the loan file reflects the fees moved from B to C and LOE along with confirmation of delivery were provided.  Condition cleared.  The loan will be rated a B for all agencies.

300217235	57856ab9-4a95-e611-b5f3-d8d385e0a8b2	Missing Loan Estimate / LE Not in File	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes	Yes	No Cure Missing Doc Not Provided	No Cure Missing Doc Not Provided	N/A Condition Cleared	N/A Condition Cleared	3	3	3	A	A	RA	A	A		Missing Loan Estimate / LE Not in File	Missing LE/CD for Change of Circumstances in file dated; 09/19/2016,09/20/2016,09/22/2016.
10/27/2016: The COC for 9/19 was done in error and corrected by the COC for 9/20 which brought the loan amount to its original amount of $852,000 so redisclosed LEs were not necessary as no tolerance baselines were reset. For the 9/22 COC an LE was not required, as redisclosure is only required to reset tolerance baselines -see section 19(e)(3)(iv).

10/27/2016: Audit consulted with Compliance, and has determined that the loan closed at the same loan amount that was originally disclosed. A LE would not be necessary for interim fluctuations. Condition cleared.  10/27/2016: e-mailed compliance

300217235	5e1dac74-34a2-4f5e-9bc4-85e6da71dfe8	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete. Missing License ID for the  borrower's Real Estate Broker, the License ID of the Seller's Real Estate Agent and License ID of the Settlement Agent are missing.

10/18/2016:  A Post Close CD reflect the License Number for the Borrower, Seller and Settlement Agent as well as LOE and confirmation of delivery.  Condition cleared.  The loan will be rated a B for all agencies.

300217235	e5f347e9-4995-e611-b5f3-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE dated 09/08/2016 is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		10/18/2016: Non-Material finding. Loan will be rated a B for all agencies
300217235	d19f3d36-4c95-e611-b5f3-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		10/18/2016: A CDA report reflecting a value $1,090,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300208686	08215e33-2996-e611-b5f3-d8d385e0a8b2	Missing HUD-1 From Sale of Previous Property	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A		Missing HUD-1 From Sale of Previous Property	The loan file is missing the HUD-1 from the borrower's previous primary home. A Preliminary CD is in the loan file however; a final CD is required. Additional conditions may apply.	10/31/2016: please see attached10/25/2016: see attached10/24/2016: see attached signed HUD 1
10/31/2016: Audit reviewed the executed ALTA Settlement Statement from the departure property, and has determined that the documentation submitted is deemed acceptable. Condition cleared.  10/25/2016: Audit reviewed the ALTA Settlement Statement, and has determined that the documentation submitted is deemed unacceptable. Provide the true certified or executed final CD from the borrower's DEPARTURE property, document sent was for the SUBJECT property. Condition remains. 10/24/2016: Audit reviewed the lender rebuttal and found no attachment to download.  Condition remains.
																																DTI is lower than guideline maximum 67.90%; No Mortgage Lates 36 months reviewed; Years in Field 14 years in field
300208686	77c7e36e-2a96-e611-b5f3-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided		10/19/2016: A CDA report reflecting a value $815,000 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.			DTI is lower than guideline maximum 67.90%; No Mortgage Lates 36 months reviewed; Years in Field 14 years in field
300208686	7d218195-44f0-4ad0-8a9d-96256a7f57db	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	Federal Consumer Protection	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	The loan is missing FACTA - Notice to Home Loan Applicant and Consumer Score Disclosure.	10/24/2016: see attached	10/24/2016: Audit review of FACTA - Notice to Home Loan Applicant and Consumer Score Disclosure documentation submitted is deemed acceptable. Condition cleared.			DTI is lower than guideline maximum 67.90%; No Mortgage Lates 36 months reviewed; Years in Field 14 years in field
300208686	38064ac4-4096-e611-b5f3-d8d385e0a8b2	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Appraisal and Credit Report fee in section B of the final Closing Disclosure is missing the name of the service provider.		10/19/2016: A Post Close CD in the loan file reflects the service provider and LOE with confirmation of delivery. Condition cleared. The loan will be rated a B for all agencies.			DTI is lower than guideline maximum 67.90%; No Mortgage Lates 36 months reviewed; Years in Field 14 years in field
300208686	6fac8985-05d2-487b-81bb-a4dd151ddddc	Missing corresponding W.L.S.P. for Initial L.E. in File DID SHOP Fee (Section C)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	No Cure	N/A	N/A	3	3	2	B	B	RB	B	B		Missing corresponding W.L.S.P. for Initial L.E. in File DID SHOP Fee (Section C)	The WLSP corresponding to the initial LE dated 08/22/2016 is missing from the loan file.		10/19/2016 The WLSP was not provided. Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.			DTI is lower than guideline maximum 67.90%; No Mortgage Lates 36 months reviewed; Years in Field 14 years in field
300210743	8d6a35eb-b48c-e611-98c2-d8d385e0a8b2	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	General Compliance	Missing Documentation	Unable to determine Lender's application date. Compliance testing not complete. Please provide evidence of the application date. Additional conditions may apply.		10/13/2016: Audit reviewed evidence of Lender Application, and has determined that the broker and lender Application dates are on the same day. Condition cleared.
300210743	3ae6e679-1ddd-43a2-a699-2191f9329e9b	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing.
10/13/2016: This condition should be cleared per 4/21/16 email which states "We only need one specific contact from the either lender or broker. If any lender info is missing like the phone number, then this is non-material B grade with the exception of missing NMLS or licensing which is consider a material exception."

10/13/2016: Audit review of missing CD Contact Information, other than Lender or Broker NMLS or Settlement Agents license number (if required by State), is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.

300210743	2679e675-b78c-e611-98c2-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE dated 09/13/2016 is missing the lender's e-mail and phone number under the section, “Additional Information About This Loan”.		10/07/2016: Lender's contact information provided on final CD. Loan will be graded a B. Condition cleared.
300210743	d588f175-aa8c-e611-98c2-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		10/07/2016: A CDA report reflecting a value $675,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
300210898	fbb67243-f58b-e611-98c2-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	570 A CDA Report was not provided		10/10/2016: A CDA report reflecting a value $620,000 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300210898	5e2edd45-7b8c-e611-98c2-d8d385e0a8b2	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind													A	A	RA	A	A	General Compliance	Missing Documentation	Unable to determine Lender's application date. Compliance testing not complete. Please provide evidence of the application date. Additional conditions may apply.		10/11/2016: Lender's disclosures are dated within 3 days of Broker's application date. Condition rescinded.
300210898	3aff0457-3c69-4941-97f4-44c878cb2379	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	1026.19(f)(2)(v) - Tolerance Error: Tolerance cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	2	2	B	B	RB	B	B		Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
Final CD reflects New Loan Service fee, Title - Endorsement fee, Title - Mobile Notary fee, Title - Premium for Lender's Coverage, Title - Recording fee and Title - Settlement or Closing fee in Section B when Borrower shopped for Title Services; Title fees are required to be disclosed in Section C. Section B fees exceed 10% tolerance and requires $2,736.75 cure to the Borrower.

10/12/2016: See redisclosed CD with title fees in the correct Section C. There is no 10% tolerance violation as the only fee in the 10% tolerance category is the recording fees which remained the same throughout all the LEs and CDs at $175.

10/12/2016: Audit concurs with the Lender Rebuttal, and has determined that no tolerance cure is required. Title fees reflected in Section C. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'. Condition cleared.

300210898	6d7106ad-396c-4361-a74f-88a1a066202d	Information required for General Information section not present in L.E.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Information required for General Information section not present in L.E.	The initial LE is missing required data under the General Information section for the field(s) titled Additional Information About This Loan. The lender's email address or phone number are missing.		10/11/2016: Condition acknowledged. Loan will be rated a B for all agencies.
300210898	9de9c1d3-810e-46b9-bfff-73671442ebcb	Information required for General Information section not present in C.D.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	2	2	B	B	RB	B	B		Information required for General Information section not present in C.D.	The final CD is missing required data under the General Information section for the field(s) titled Contact Information. The Settlement agent or contact License Id number are missing.		10/07/16: Corrected on the post close CD. Loan will be graded a B.
300211441	6a71d2cc-4596-e611-b5f3-d8d385e0a8b2	Failure to obtain Flood Certificate	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A		Failure to obtain Flood Certificate	Flood Certification was not provided in file.	10/27/2016: see attached	10/27/2016: Audit review of Flood Certification documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.36%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 761; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.80 months reserves

300211441	c2000bcb-4796-e611-b5f3-d8d385e0a8b2	General Compliance Exception	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													B	B	RB	B	B	General Compliance	General Compliance Exception
Compensation to a third party loan originator from both the consumer and the creditor in the transaction is prohibited under 1026.36(d)(2). Ref: 1026.38(f)(1)-2. Borrower paid an Origination fee of $3,255. Refund to cure required of $3,255.00.  File contains a signed Borrower Loan Option form in which Lender-Paid Broker Compensation was selected.
																												11/07/2016: see attached job aid and corrected CD
11/07/2016: Audit consulted with Compliance, and has determined that sufficient evidence was submitted that verified no violation for dual compensation was reflected on the CD. A revised CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. Condition cleared. ***HOWEVER, ADDED A FINDING FOR TOP VIOLATION***11/03/2016: Pending further Compliance review, as well as correspondence with the Lender for appropriate documentation.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.36%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 761; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.80 months reserves

300211441	d304a7b1-3efc-45e5-b1bf-667a10b8307c	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Credit Report in section B of the final Closing Disclosure does not reflect the name of the payee. Please note that a letter of explanation to the borrower must also be issued.
10/19/2016:  A Post Closing CD was provided in the loan file reflecting the name of the payee for the Credit Report.  A letter to the borrower was also provided in the loan file.  Loan will be rated a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.36%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 761; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.80 months reserves

300211441	bd90482f-3aab-449b-884c-90f2b79955fd	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	1026.19(f)(2)(v) - Tolerance Error: Tolerance cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	2	2	B	B	RB	B	B		Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated 09/21/2016 does not reflect a Final Inspection Fee with no resulting CoC for any subsequent disclosures.  The final CD reflects a Final Inspection Fee of $175.00.  This fee is in a 0% tolerance section. Lender tolerance cure of $175.00 is required.
																													10/19/2016: Final CD shows a sufficient tolerance cure in the amount of $215.00. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.36%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 761; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.80 months reserves

300211441	5e3d7d26-0e51-4b9a-97f8-481039522b70	Total of Payments is not accurate	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Total of Payments is not accurate
The Total of Payments (TOP) on revised CD reflects as $1,244,695.69 vs $1,244,715.94 Actual TOP with a difference of -$19.98. It appears that the revised CD reflects an increase of the Credit Report Fee for a total of $41.50 vs $21.50 on PREVIOUS CD, however the TOP on current CD was not adjusted to reflect said change. Provide a revised CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification.
																												11/11/2016: see attached corrected CD
11/11/2016: Audit review of revised CD reflects correct TOP. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.36%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 761; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.80 months reserves

300211441	00a03489-cc6d-440b-a87f-3f4cd2a3fabc	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The NMLS License ID of the Seller’s Real Estate Broker and the Settlement Agent are missing.  Please note that a letter of explanation to the borrower must also be issued.

10/19/2016:  A Post Closing CD was provided in the loan file reflecting the License ID for the Seller's Real Estate Broker and the Settlement Agent.  A letter to the borrower was also provided.  Loan will be rated a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.36%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 761; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.80 months reserves

300211441	3c7b7dbe-4796-e611-b5f3-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE dated 09/21/2016 is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		10/19/2016: This finding is not material. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.36%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 761; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.80 months reserves

300211441	89ceb3cc-610f-470a-a5df-c1c3484fa0e7	Missing seller’s Closing Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	No	No	No	No	No Cure Missing Doc Not Provided	No Cure Missing Doc Not Provided	N/A Condition Cleared	N/A Condition Cleared	2	2	2	A	A	RA	A	A		Missing seller’s Closing Disclosure	Seller's CD was not provided in loan file.	11/07/2016: see attached cd10/31/2016: see attached
11/07/2016: Audit reviewed true certified, by Settlement Agent, final Seller's CD, and has determined that the documentation submitted is deemed acceptable. Condition cleared. 10/31/2016: Audit reviewed Seller's CD, and has determined that it is an "estimated" CD. Documentation submitted is deemed unacceptable. Provide an executed or true certified copy of the Seller's CD. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.36%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 761; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.80 months reserves

300211441	b7e8134d-4796-e611-b5f3-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in file.	10/21/2016: CDA
10/21/2016: A CDA report reflecting a value $875,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.REVISED-10/21/2016: The CDA report provided reflects an incorrect street name spelling, the street address on CDA does not reflect Note street address. Condition remains. 10/19/2016: A CDA report reflecting a value $875,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.36%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 761; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.80 months reserves

300223141	0e480308-0c92-e611-98c2-d8d385e0a8b2	Missing Affiliated Business Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	File is missing the Broker Affiliated Business Disclosure. If the broker is not affiliated with any other businesses, please provide an attestation stating such.	10/19/2016: see attached letter	10/19/2016: Audit review of lender attestation statement regarding "Broker has no Affiliated Businesses" is deemed acceptable, condition cleared.
300223141	a295ac1a-fc3b-4178-ab13-6c8af2a83cc8	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Title – Courier/Wire/E-Mail Fee, Title – Loan Tie In Fee, Title – Mobile Notary Fee, Title – Premium For Lender’s Coverage and Title – Settlement or Closing Fee are reflected in section B of the final Closing Disclosure.  The borrower shopped for their own title service provider and did not use the provider on the WLSP.  The title service provider fees should be listed in section C of the CD.
																													10/14/2016: A Post Closing CD was provided in the loan file reflecting the title fees in section C. Loan will be rated a B for all agencies.
300223141	85f52b1c-0c92-e611-98c2-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE dated 09/21/2016 is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		10/14/2016: This finding is not material. Loan will be graded a B for all agencies.
300223141	0561ce11-7c91-e611-98c2-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was missing from the file.	10/21/2016: CDA	10/21/2016: A CDA report reflecting a value $1,100,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300210731	70b1c68f-04ce-4af7-91bd-d6598b7263be	Missing Special Information Booklet / Home Loan Toolkit	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Special Information Booklet / Home Loan Toolkit	Missing Special information booklet.		10/10/2016: Evidence Borrower was provided the Special Information Booklet/Home Loan Toolkit within 3 days of application date is in the original loan file. Condition cleared.
300210731	bee9a149-c155-4051-8fd5-cec4efe82a46	Waiver by borrower of C.D. timing requirement not properly documented for APR variance (Over disclosed)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure	No Cure	N/A	N/A	2	2	2	B	B	RB	B	B		Waiver by borrower of C.D. timing requirement not properly documented for APR variance (Over disclosed)
Waiver by borrower of C.D. timing requirement not properly documented for APR variance. The final Closing Disclosure reflects an APR of 3.737%. The most recent Loan Estimate dated 09/06/2016 reflects an APR of 3.873%, which is a difference of -0.136% and exceeds allowable tolerance of 0.125%
																													10/10/2016: Audit reviewed LE and CD APR's, and has determined that APR over disclosure is non-material. Loan will be graded a B. Condition cleared.
300210731	a79b7e57-9789-e611-98c2-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		10/05/2016: A CDA report reflecting a value $778,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300211409	a966f7d8-f69e-e611-b5f3-d8d385e0a8b2	Insufficient Credit Score	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind													A	A	CA	A	A	Terms/Guidelines	Insufficient Credit Score	710 < 720 minimum FICO required per the lender’s guidelines.	11/07/2016: see attached matrix that shows the 700 as the min credit score for this product
11/07/2016: Audit re-analyzed lender guidelines, and has determined that the minimum credit score for a cash-out refinance loan with a maximum LTV/CLTV of 65% is 700. Loan LTV/CLTV is at 48.42%, therefore FICO 710 meets guideline parameters. Condition rescinded.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 48.42%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.21%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 7.50 months reserves

300211409	3e9527f1-f79e-e611-b5f3-d8d385e0a8b2	General Compliance Exception	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													B	B	RB	B	B	General Compliance	General Compliance Exception
Compensation to a third party loan originator from both the consumer and the creditor in the transaction is prohibited under 1026.36(d)(2). Ref: 1026.38(f)(1)-2. Borrower paid an Origination fee of $931.50. Refund to cure required of $931.50.  File contains a signed Borrower Loan Option form in which Lender-Paid Broker Compensation was selected.
																												11/09/2016: see attached corrected CD, job aid11/07/2016: see attached job aid and corrected CD
11/09/2016: Audit consulted with Compliance, and has determined that sufficient evidence was submitted that verified no violation for dual compensation was reflected on the CD. A revised CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. Condition cleared.11/07/2016: Audit reviewed the revised CD, and has determined that the Section A fees are incorrectly labeled. Compensation is correctly detailed on the breakdown to tie in all fees and identify the payee, HOWEVER the revised CD fees are not reflected correctly. Provide revised CD to reflect lender compensation percentage points, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification   Condition remains.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 48.42%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.21%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 7.50 months reserves

300211409	ea61c195-62b4-4c76-a4e5-86c173a678aa	Ability to Repay Non-Compliant: Credit History does not meet guideline requirements	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind													A	A	RA	A	A	QM/ATR	Ability to Repay Non-Compliant: Credit History does not meet guideline requirements	710 < 720 minimum FICO required per the lender’s guidelines.	11/07/2016: see attached matrix that shows the min credit score of 700 for this product
11/07/2016: Audit re-analyzed lender guidelines, and has determined that the minimum credit score for a cash-out refinance loan with a maximum LTV/CLTV of 65% is 700. Loan LTV/CLTV is at 48.42%, therefore FICO 710 meets guideline parameters. Condition rescinded.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 48.42%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.21%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 7.50 months reserves

300211409	ecc583e1-f79e-e611-b5f3-d8d385e0a8b2	Broker Affiliated Business Disclosure not provided within 3 business days of application date.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	B	RA	A	A	Federal Consumer Protection	Broker Affiliated Business Disclosure not provided within 3 business days of application date.	File is missing the Broker Affiliated Business Disclosure. If the broker is not affiliated with any other businesses, please provide an attestation stating such.		10/30/2016: A letter of attestation dated 10/21/2016 was provided in the loan file stating the broker has no affiliated businesses. Loan will be rated a B for all agencies.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 48.42%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.21%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 7.50 months reserves

300211409	30ba694e-275c-4d87-a5ce-66f29cbc10d1	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	N/A Condition Cleared	N/A Condition Cleared	3	3	2	A	A	RA	A	A		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Appraisal Fee of $610.00 reflected in section B of the final Closing Disclosure was not accurately disclosed.  According to the invoice provided in the file, the Appraisal Fee was $400.00 and the Appraisal Management Company Fee was $210.00.  This breakdown must be reflected in section B of the Closing Disclosure.  Additionally, the Credit Report fee was not disclosed on the CD.  Please note that a letter of explanation to the borrower must also be issued.
																												11/07/2016: see attached corrected CD	11/07/2016: Audit consulted with Compliance, and has determined that the finding is invalid. Condition rescinded.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 48.42%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.21%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 7.50 months reserves

300211409	ee955c4e-9eb1-4a4d-9c29-edb97b1a0023	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	1026.19(f)(2)(v) - Tolerance Error: Tolerance cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	2	2	B	B	RB	B	B		Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated 09/22/2016 does not reflect a Final Inspection Fee with no resulting CoC for any subsequent disclosures.  The final CD reflects a Final Inspection Fee of $175.00.  This fee is in a 0% tolerance section. Lender tolerance cure of $175.00 is required.
																													10/30/2016: Final CD shows a sufficient tolerance cure in the amount of $175.00. Loan will be graded a B for all agencies.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 48.42%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.21%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 7.50 months reserves

300211409	be962625-7472-429c-924b-8ff4994e09b3	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
Section E Recording Fees are subject to 10%.  LE dated 09/22/2016 reflects recording fees of $0.00.  The Post Closing CD reflects a Recording Fee of $88.00 with no resulting COC for any subsequent disclosures.  A lender tolerance cure of $88.00 is required. Please note that a letter of explanation to the borrower must also be issued.
																												11/09/2016: recording fee is $83.00, see attached corrected CD and refund to borrower11/07/2016: recording fees on the CD was disclosed as a section C fee which was corrected on the post closing CD.
11/09/2016: Audit review of revised CD, copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'. Condition cleared.11/07/2016: Audit reviewed the Lender Rebuttal, and has determined that the fee in Section C (Title) is not the same fee that should be listed in Section E for Recording Fees which is subject to 10% tolerance. Condition remains.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 48.42%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.21%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 7.50 months reserves

300211409	abba5d0f-d9e9-4c7c-8022-75b661e5d982	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure dated Contact Information section is incomplete.  The CA License ID and/or Contact CA License ID of the Settlement Agent are missing.  Please note that a letter of explanation to the borrower must also be issued.

10/30/2016:  A Post Closing CD provided in the file reflects the License ID of the Settlement Agent.  A letter to the borrower was also provided in the loan file.  Loan will be rated a B for all agencies.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 48.42%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.21%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 7.50 months reserves

300211409	5bbfa36a-0f9d-e611-b5f3-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE dated 09/22/2016 is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		10/30/2016: This finding is not material. Loan will be graded a B for all agencies.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 48.42%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.21%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 7.50 months reserves

300211409	669b4ecf-109d-e611-b5f3-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.	11/03/2016: CDA	11/03/2016: A CDA report reflecting a value $1,425,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 48.42%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.21%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 7.50 months reserves

300217164	33573e69-78e8-41d0-95f4-0916613de988	General Compliance Exception	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													B	B	RB	B	B	General Compliance	General Compliance Exception	The Remaining Rate Credit reflected in Section H of the final Closing Disclosure should be reflected as a Lender Paid Closing Cost.		10/17/2016: A Post Closing CD reflects the remaining rate credit was move to a lender paid credit in section G. Condition cleared. The loan will be rated a B for all agencies.
300217164	b5a02bc1-6c94-e611-b5f3-d8d385e0a8b2	Missing Affiliated Business Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	File is missing the Broker Affiliated Business Disclosure. If the broker is not affiliated with any businesses, please provide an attestation stating such.	10/19/2016: see attached letter	10/19/2016: Audit review of lender attestation statement regarding "Broker has no Affiliated Businesses" is deemed acceptable, condition cleared.
300217164	4290594e-2a4e-46b4-9a1d-ef391178a0cc	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The License Number of the Settlement Agent, License Number of the Borrowers and Sellers Real Estate brokers are missing.  A LOE regarding the errors is required as well.
																													10/17/2016: A Post Close CD in the loan file reflects the license numbers as well as a LOE. Condition cleared. The loan will be rated a B for all agencies.
300217164	8911ba79-6f94-e611-b5f3-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE dated 09/07/2016 is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		10/17/2016: This finding is non material. Loan will be graded a B for all agencies
300217164	a0e9e1b5-6c94-e611-b5f3-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in file.	10/21/2016: CDA	10/21/2016: A CDA report reflecting a value $930,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300213430	2729e345-d68d-e611-98c2-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		10/08/2016: A CDA report reflecting a value $1,250,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
300213430	4a4af28a-d68d-e611-98c2-d8d385e0a8b2	General Compliance Exception	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													B	B	RB	B	B	General Compliance	General Compliance Exception
Section A Fees: Compensation to a third party loan originator from both the consumer and the creditor in the transaction is prohibited under § 1026.36(d)(2). Ref: §1026.38(f)(1)-2. Borrower paid an Origination Fee of $6,007.32. Refund to cure required $6,007.32. File contains Borrower Loan Options dated 09/26/2016 in which the borrower selected Lender-Paid Broker Compensation.

10/19/2016: This is a technical issue on our CDs and not a violation based on how the loan actually closed. The issue being that for loans where we paid the compensation to the broker and there wasn’t a enough credit from the rate chosen by the borrower to cover the compensation amount, the borrower had to pay us an LLPA / discount point to cover the difference. We were calling this charge an Origination Fee pursuant to guidance from a CFPB webinar from Oct 2014. However, we were putting this on the same line as the compensation amount we paid to the broker in an effort to minimize confusion. We have since changed the name of the fee paid to us by the borrower to Points, but that has not made its way through our entire pipeline yet. It is important to note that the borrowers were not harmed in any way and at no point did the borrower pay anything to the broker, nor did the broker make any more than their pre-determined compensation plan allowed for. We have redisclosed our CD to reflect what actually happened at closing. Please refer to the attached Funding Wire Breakdown as evidence of the payment to the broker (i.e. Broker's Check amount denoted at bottom).

11/04/2016: Audit reviewed missing documents, and has determined that a revised CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. Condition cleared.11/03/2016: Audit consulted with Compliance, and has determined that sufficient evidence was submitted that verified no violation for dual compensation was reflected on the CD. A revised CD was provided, HOWEVER MISSING Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes. Condition remains. 10/19/2016: Audit consulted with Compliance, and has determined that there is a portion of the compensation that can be tied to a Point for the Rate (paid by borrower), but the remaining compensation is not detailed anywhere. Evidence is required to tie all of the fees and identify the payee. Provide the breakdown of the remaining compensation paid. Condition remains.

300213430	809026eb-d78d-e611-98c2-d8d385e0a8b2	Missing Affiliated Business Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged													B	B(w)	RB	B	B		Missing Affiliated Business Disclosure	File is missing the Broker Affiliated Business Disclosure. If the broker is not affiliated with any other businesses, please provide an attestation stating such.	10/14/2016: see attached	10/14/2016: Audit acknowledges that the Lender is unable to produce said document, and loan will be rated a B.
300213430	2a2ddf92-d78d-e611-98c2-d8d385e0a8b2	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	General Compliance	Missing Documentation	Evidence of Lender of Record Application Date was not provided in file.		10/14/2016: Audit reviewed evidence of Lender Application, and has determined that the broker and lender Application dates are on the same day. Condition cleared.
300213430	8a47fe08-83d0-4172-ae75-1afc8326e82d	Naming Convention in Services Borrower DID NOT SHOP Fee - Section B in C.D. is not consistent	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	A	B	RA	A	A		Naming Convention in Services Borrower DID NOT SHOP Fee - Section B in C.D. is not consistent	The final CD and post close CD reflects Title - Loan Service Fee and the LE dated 09/12/2016 reflects Title - Miscellaneous Title Charges. The naming convention is not consistent.	10/19/2016: see attached CD
10/19/2016: Audit reviewed CD, the LE/CD fees where the naming convention is not consistent has been corrected on the revised CD, and is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. Condition cleared.

300213430	76432b6d-615e-4f2a-a050-829373f32146	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing.		10/08/2016: Corrected post close CD in file reflects missing license number. Loan will be graded a B for all agencies. Condition cleared.
300213430	7c12893e-d78d-e611-98c2-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE dated 09/12/2016 is missing the lender's e-mail and phone number under the section, Additional Information About This Loan.		10/08/2016: Final and Post Close CD's reflects lender's contact information. Loan will be graded a B. Condition cleared.
300213430	669a5526-1f4d-4164-be50-ce082c5556e2	Missing seller’s Closing Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	No	No	No	No	No Cure Missing Doc Not Provided	No Cure Missing Doc Not Provided	N/A Condition Cleared	N/A Condition Cleared	2	2	2	A	A	RA	A	A		Missing seller’s Closing Disclosure	Copy of Seller's Closing Disclosure was not provided in file.	10/14/2016: see attached CD	10/14/2016: Audit reviewed Seller CD, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
300222945	bed951fc-6d6c-4b52-aeaa-29bd0fdf557c	Affiliated Business Disclosure not provided within 3 business days of application date.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Affiliated Business Disclosure not provided within 3 business days of application date.	The Affiliated Business Disclosure was provided on 08/26/2016 while the application date was 08/22/2016.	10/19/2016: see attached disclosure	10/19/2016: Audit review of Affiliated Business Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.64%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 797; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 35.7 months reserves

300222945	cc04b400-e31a-4745-8c90-71e354991c81	Special Information Booklet not provided within 3 business days of application date.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Special Information Booklet not provided within 3 business days of application date.	Special Information Booklet is dated 08/26/2016 and application date is 08/22/2016.	10/19/2016: see highlighted area on attached Notice to Proceed	10/19/2016: Audit review of Special Information Booklet submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.64%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 797; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 35.7 months reserves

300222945	e03361b5-8a2c-4bde-8b0e-7f5a82ba1b59	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	N/A Condition Cleared	N/A Condition Cleared	3	3	2	A	A	RA	A	A		Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE dated 09/20/2016 reflects a lender credit in the amount of $7,232. The lender credit decreased to $0 on the CD dated 09/29/2016 with no indication of a valid COC to account for the $7,232 decrease in the credit.
																												10/19/2016: please see the highlighted area on page 2 of the attached CD that shows the lender credit.	10/19/2016: Audit reviewed the Lender Rebuttal, and has determined that the lender credit was given in the "Paid by Others" column. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.64%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 797; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 35.7 months reserves

300222945	36a714d9-db8b-e611-98c2-d8d385e0a8b2	Missing Verification of Taxes and Insurance amounts for Rental Property	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing Verification of Taxes and Insurance amounts for Rental Property	The Verification of Taxes and Insurance amounts are missing from the file.	10/19/2016: the attached statement states taxes and insurance are included in the payment.	10/19/2016: Audit reviewed Mortgage Statement, and has determined that the statement reflects escrows for taxes AND insurance. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.64%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 797; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 35.7 months reserves

300222945	6b0bf305-e08b-e611-98c2-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in the file.		10/10/2016: A CDA report reflecting a value $840,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.Post Closing CDA dated 09/16/2016.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.64%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 797; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 35.7 months reserves

300222943	c8470cd4-60a0-e611-b5f3-d8d385e0a8b2	Missing Income Tax Schedules	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A		Missing Income Tax Schedules
Missing 2014 and 2015 Tax Return Schedules; Per appendix Q, complete IRS Personal Returns including all tax return schedules are necessary for the loan to be classified as a Qualified Mortgage and the Personal Tax Return schedules are missing from the file.
																												11/14/2016: see attached lox and schedules11/08/2016: please provide tax schedule missing
11/14/2016: Audit reviewed Lender Rebuttal, as well as Statement 1's provided, and has determined that documentation submitted is deemed acceptable. Condition cleared.  11/08/2016: Audit re-analyzed 2014/2015 Tax Returns, and has determined that only pages 1 & 2 of the 1040 and Schedule A were provided. Provide Forms 8283,2106 and Statement 1 as reflected on Schedule A for the 2015 Tax Returns. Provide Forms 244, 8812, 5695, 2106 and Statement 1 for 2014 Tax Returns. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.95%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 735; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 14.90 months reserves

300222943	4ebdabb0-6aa0-e611-b5f3-d8d385e0a8b2	General Compliance Exception	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	General Compliance	General Compliance Exception
The subject loan was funded in a dry funding state.  Estimated Settlement Statement in file indicates a cash to borrower of $124,151.03 vs. the final CD which reflects a cash to close of $124,274.03 with a discrepancy of $123.00.  Please provide Final Settlement Statement and explanation of discrepancy.

11/17/16: The attached Final Settlement Statement shows a cash to close of $123,553.03 (Deposit of $124,151.03 less Total Refund of $598.00). The attached re disclosed CD shows cash to close of $123,376.03; the difference of $177.00 is due to a tolerance credit which will be given to the borrower.
																													11/21/16: Lender provided the corrected CD, Refund, LOE to the borrower, and evidence of mailing. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.95%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 735; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 14.90 months reserves

300222943	8d38d93d-00a1-e611-b5f3-d8d385e0a8b2	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Not Likely	Yes	No Cure once CD Issued	N/A	N/A	N/A	2	2	2	B	B	RB	B	B		Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP provided in file does not list at least one provider and does not list any services you can shop for.		11/02/2016: Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.95%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 735; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 14.90 months reserves

300222943	acb69dbb-1285-4e7d-a1e3-b3c89c1c5977	Waiver by borrower of C.D. timing requirement not properly documented for APR variance (Under disclosed)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	No Cure	No Cure	N/A Condition Cleared	N/A Condition Cleared	3	3	3	A	B	RA	A	A		Waiver by borrower of C.D. timing requirement not properly documented for APR variance (Under disclosed)
Missing evidence of APR re-disclosure. The final Closing Disclosure reflects an APR of 4.012%. The prior Loan Estimate dated 09/19/2016 reflects an APR of 3.780%, which is a difference of 0.232% and exceeds allowable tolerance of 0.125%.

11/02/2016:  Revised CD acknowledged by borrower 3 days prior to closing reflects APR of 3.991% was disclosed to borrower which within 0.125% tolerance of APR of 4.012% on final CD.  Loan will be rated a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.95%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 735; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 14.90 months reserves

300222943	7c05a16c-1b30-471b-928c-963938bce4df	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	A	A	RA	A	A		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file.  The Credit Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Additionally, the Appraisal Fee of $615.00 reflected in section B of the final Closing Disclosure was not accurately disclosed.  According to the invoice provided in the file, the Appraisal Fee was $400.00 and the Appraisal Management Fee was $215.00.  This breakdown must be reflected in section B of the Closing Disclosure.  Please note that a letter of explanation to the borrower must also be issued.
																													11/21/16: Lender provided the corrected CD, Refund, LOE to the borrower, and evidence of mailing. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.95%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 735; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 14.90 months reserves

300222943	87852edb-0ea1-4d83-ac1a-097eefb6048a	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure dated Contact Information section is incomplete.  The CA License ID and/or Contact CA License ID of the Settlement Agent are missing.  Please note that a letter of explanation to the borrower must also be issued.
																													11/02/2016: A Post Close CD was provided in file reflecting the License ID of the Settlement Agent along with a letter to the borrower. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.95%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 735; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 14.90 months reserves

300222943	b1db8f71-66e6-42f2-a7dd-7600a41196d5	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	N/A Condition Cleared	N/A Condition Cleared	3	3	2	A	A	RA	A	A		Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE dated 09/19/2016 reflects a lender credit in the amount of $1,109.00. The lender credit decreased to $0.00 on the Final CD with no indication of a valid COC to account for the $1,109.00 decrease in the credit.
																												11/08/2016: see attached lock confirmation, the 10/5 was provided that shows the change and the disclosure history provided shows it was delivered to the borrower.
11/08/2016: Audit review of Rate Lock Confirmation dated 10/05/2016 confirms an UW Waive fee adjustment included in pricing, therefore no refund is required. Documentation, for Lender Credit, submitted is deemed acceptable, condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.95%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 735; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 14.90 months reserves

300222943	72c7efde-0efa-409f-8aaf-254b67b7cbce	APR on Final Closing Disclosure is inaccurate in relation to previous Initial disclosure(s) – no evidence of further re-disclosure in file (APR > 0.125 variance – Under disclosed)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		APR on Final Closing Disclosure is inaccurate in relation to previous Initial disclosure(s) – no evidence of further re-disclosure in file (APR > 0.125 variance – Under disclosed)
Missing evidence of APR re-disclosure. The final Closing Disclosure reflects an APR of 4.012%. The prior Loan Estimate dated 09/19/2016 reflects an APR of 3.780%, which is a difference of 0.232% and exceeds allowable tolerance of 0.125%.

11/02/2016:  Revised CD acknowledged by borrower 3 days prior to closing reflects APR of 3.991% was disclosed to borrower which within 0.125% tolerance of APR of 4.012% on final CD.  Loan will be rated a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.95%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 735; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 14.90 months reserves

300222943	fbe6456d-69a0-e611-b5f3-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE dated 09/19/2016 is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		11/02/2016: This finding is not material. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.95%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 735; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 14.90 months reserves

300222943	712f21eb-5ea0-e611-b5f3-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.	11/08/2016: CDA	11/08/2016: A CDA report reflecting a value $568,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.95%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 735; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 14.90 months reserves

300233820	ab246950-2e55-42f9-8aea-685902748f2d	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	Federal Consumer Protection	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	The FACTA-Notice to Home Loan Applicant & Consumer Score disclosure was not provided in file.		11/22/16: Lender provided the FACTA disclosure. Condition cleared.
300233820	1627d47e-a6ad-e611-b5f3-d8d385e0a8b2	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Not Likely	Yes	No Cure once CD Issued	N/A	N/A	N/A	2	2	2	B	B	RB	B	B		Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.
WLSP is missing a detailed list of services which correspond to the LE for services the borrower is permitted to shop for.  At least one available provider was not reflected for the borrower to shop for these services.
																												11/29/2016: please see attached
11/29/2016: Audit reviewed WLSP documentation, and has determined the title fees are reflected in Section C of the LE and Section C of the CD. Services provided on WLSP were not itemized. Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.

300233820	693ab4c7-9bb6-4200-935d-e68056281f77	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Title-Courier/Wire-E-Mail, Title-Endorsement, Title-Loan Tie In, Title-Mobile Notary, Title-Premium for Lender's coverage and Title-Recording fees are reflected in section B of the final Closing Disclosure. The borrower shopped for their own title service provider through the seller's title company.  The title service provider fees should be listed in section C of the CD.
																												11/29/2016: please see attached
11/29/2016: Audit review of revised CD reflects Sections B fees moved to Section C, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'.  Condition cleared.

300233820	b3cde987-32ac-e611-b5f3-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE dated 10/25/2016 is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		11/16/2016: This finding is non material. Loan will be graded a B for all agencies.
300233820	da92d175-32ac-e611-b5f3-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		11/22/16: CDA reflecting a value of $1,005,000.00 which is a -0.0% variance. Condition Cleared.
300213293	8a168a30-7b95-e611-b5f3-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in file.		10/19/16: CDA reflecting a value of $2,200,000.00 which is a 0.0% variance. Condition Cleared.
300213293	369eb871-8195-e611-b5f3-d8d385e0a8b2	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Title-Mobile Notary Fee, Title-Premium for Lender's Coverage, Title Recording Fee, Title Settlement or Closing Fee and Title-Sub Escrow/wire are reflected in section B of the Final Closing Disclosure.  The borrower shopped for their own title service provider and did not use the provider on the WLSP. The Title service provider should be listed in section C of the CD .Please provide a letter of explanation to the borrower, corrected CD, and evidence of delivery.
																													10/18/2016: This finding is non material. Loan will be graded a B for all agencies.
300213293	2f4a7821-7f95-e611-b5f3-d8d385e0a8b2	Funding occurred before RTC Expiration Date	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	B	RA	A	A		Funding occurred before RTC Expiration Date	The funding date per the Final CD occurred prior to the Right to Cancel expiration date.		10/18/2016: The Post Closing CD dated 10/05/2016 corrected the Disbursement Date. Condition cleared.
300213293	daad2d20-0696-e611-b5f3-d8d385e0a8b2	Closing Disclosure document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Closing Disclosure document error
On the final CD, the Principal Reduction-Excess Rate Credit of $4,885.18 should be disclosed in the Section, Payoffs and Payments or a Lender Paid Closing Cost. Please provide a letter of explanation to the borrower, corrected CD, and evidence of delivery.
																													10/19/2016: A Post Close CD in the file reflects the remaining rate credit was move to paid by others. Condition cleared. The loan will be rated a B for all agencies.
300213293	3d6a5447-7b95-e611-b5f3-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE dated 09/07/2016 is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		10/18/2016: This finding is non material. Loan will be graded a B for all agencies.
300213398	95b7455a-219d-e611-b5f3-d8d385e0a8b2	General Compliance Exception	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind													A	A	RA	A	A	General Compliance	General Compliance Exception	Final settlement statement in file indicates a cash to close of $0 vs the post close CD which reflects a cash to close of $136,530.18 with a discrepancy of $136,530.18.
11/10/2016: Final Settlement Statement actually shows cash to close of $136,530.18 (Additional Deposits of $133,000, $20,000 and $5,000 less Balance Due Buyer of $1,469.82 and Refund Net Proceeds of $20,000).

11/10/2016: Audit re-analyzed the Final Settlement Statement and the Post Closing CD, and has determined that the finding is invalid. Final Settlement cash to close matches the Post Closing CD for an amount of $136,530.18. Lender methodology is correct. Condition rescinded.

300213398	9efa936f-229d-e611-b5f3-d8d385e0a8b2	General Compliance Exception 2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													B	B	RB	B	B		General Compliance Exception 2
Final CD in file is missing the credit report cost.  All loan costs associated with the transaction need to be listed regardless of who pays the fee. 1026.38(f).  Under the master heading “Closing Cost Details” with columns stating whether the charge was borrower-paid at or before closing, seller-paid at or before closing, or paid by others, all loan costs associated with the transaction, listed in a table under the heading “Loan Costs.” The table shall contain the items and amounts listed under four subheadings, described in paragraphs (f)(1) through (5) of this section.
																												11/10/2016: see attached corrected CD
11/10/2016: Audit review of revised CD with Credit Report paid by others, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. Condition cleared.

300213398	74090c1e-1d38-46b5-84e3-e3ec68aebcd2	Finance Charge under disclosed (Exceeds $100 variance/threshold) for Purchase Transactions	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	YEs	Yes	Yes	Yes	TILA 130(b) - within 60 days of discovery	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	2	2	A	B	RA	A	A		Finance Charge under disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The final Closing Disclosure reflects the Finance Charge as $360,466.08 vs. actual Finance Charge of $360,641.22. An under disclosure of $175.14 which exceeds the $100 allowable tolerance for Purchase Transactions.

10/28/2016: A Post Closing CD provided in the file does not reflect an over disclosed finance charge. Loan will be rated a B for all agencies. The loan file is missing a letter of explanation from the lender to the borrower.

300213398	06f9fa74-1f9d-e611-b5f3-d8d385e0a8b2	Missing Loan Estimate / LE Not in File	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes	Yes	No Cure Missing Doc Not Provided	No Cure Missing Doc Not Provided	N/A Condition Cleared	N/A Condition Cleared	3	3	3	A	A	RA	A	A		Missing Loan Estimate / LE Not in File	Missing revised LE to correspond with COC dated XX/XX/XXXX. COC states a revised LE or CD will be issued within 3 business days.	11/10/2016: COCs dated XX/XX/XXXX & XX/XX/XXXX were both approved XX/XX/XXXX and associated CD was dated XX/XX/XXXX - see attached disclosure history.	11/10/2016: Audit reviewed Lender Rebuttal, as well as the Disclosure print screen, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
300213398	4b2b333d-0e34-4983-bf00-927f925ca880	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The CA License ID of the Settlement Agent is missing.
10/28/2016:  A Post Closing CD provided in the loan file reflects the License ID of the Settlement Agent.  Loan will be rated a B for all agencies. The loan file is missing a letter of explanation from the lender to the borrower.

300213398	800232ff-b2bc-4222-a99e-baa3e4eb9a54	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	N/A Condition Cleared	N/A Condition Cleared	3	3	2	A	A	RA	A	A		Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE dated 08/31/2016 reflects a lender credit in the amount of $6,097. The lender credit decreased to $4,234.72 on the CD with no indication of a valid COC to account for the $1,862.28 decrease in the credit.
																												11/04/2016: see the attached COC and lock confirmation that extend the lock, CD for 9/29 was provided
11/04/2016: Audit review of Rate Lock Confirmation dated 09/29/2016 confirms a relock included in pricing, therefore no refund is required. Documentation, for Lender Credit, submitted is deemed acceptable, condition cleared.

300213398	431ca725-219d-e611-b5f3-d8d385e0a8b2	Closing Disclosure document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Closing Disclosure document error	Final Closing Disclosure is missing the payee in Section F for property taxes.
10/28/2016:  A Post Closing CD provided in the file is not reflecting property taxes being prepaid. Loan will be rated a B for all agencies. The loan file is missing a letter of explanation from the lender to the borrower.

300213398	81c8ee7e-209d-e611-b5f3-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE dated 08/31/2016 is missing the lender's phone number under the section, Additional Information About This Loan.		10/28/2016: This finding is deemed non-material. Loan will be graded a B for all agencies.
300213398	f706e7d1-1aa8-4ddc-9221-e2c68722d755	Amount Financed over disclosed (Exceeds $100 variance/threshold) for Purchase Transactions	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes	Yes	N/A	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Amount Financed over disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The Amount Financed is over disclosed and exceeds allowable $100 variance/threshold for Purchase Transactions. The Closing Disclosure reflects an Amount Financed of $526,491.23 vs. actual $526,316.23, an over disclosure of $175.

10/28/2016: A Post Closing CD provided in the file does not reflect an over disclosed amount financed. Loan will be rated a B for all agencies. The loan file is missing a letter of explanation from the lender to the borrower.

300213398	35c58193-1c9d-e611-b5f3-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in the file.	11/04/2016: CDA	11/04/2016: A CDA report reflecting a value $665,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300228986	815aaff2-31a5-e611-b5f3-d8d385e0a8b2	General Compliance Exception	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													B	B	RB	B	B	General Compliance	General Compliance Exception
Compensation to a third party loan originator from both the consumer and the creditor in the transaction is prohibited under 1026.36(d)(2). Ref: 1026.38(f)(1)-2. Borrower paid an Origination fee of $16,250.00. Refund to cure required of $16,250.00.  File contains a signed Borrower Loan Option form in which Lender-Paid Broker Compensation was selected.
																												11/28/2016: please see attached
11/28/2016: Audit reviewed the breakdown provided, and has determined that the borrower paid origination is $0 (% of points not required) with broker compensation "paid by others" for $16,250. Documentation submitted is deemed acceptable. Previously provided: Revised CD, Notification of error and airbill. Loan will be rated a B.   11/21/16: Please provide the corrected CD showing % of Points. A break-down of where all the fees went. Condition maintained.

300228986	978dc77d-32a5-e611-b5f3-d8d385e0a8b2	General Compliance Exception 2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A		General Compliance Exception 2
All loan costs associated with the transaction need to be listed regardless of who pays the fee.1026.38(f) Under the master heading “Closing Cost Details” with columns stating whether the charge was borrower-paid at or before closing, seller-paid at or before closing, or paid by others, all loan costs associated with the transaction, listed in a table under the heading “Loan Costs.” The table shall contain the items and amounts listed under four subheadings, described in paragraphs (f)(1) through (5) of this section.  The final CD is missing the credit report fee. The file contains 2 credit reports in the file with fees of $5.10 and $26.45.
																													11/21/16: Lender provided the corrected CD, LOE to the borrower, and evidence of mailing. Condition cleared.
300228986	d14f8970-8820-4bd1-b871-c0e6fe1312ac	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	No Cure	No Cure	N/A Condition Cleared	N/A Condition Cleared	3	3	3	A	A	RA	A	A		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation.  When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.
																												11/14/2016: please see attached
11/14/2016: Audit reviewed electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.

300228986	e0a3a0d2-c7fc-4fe8-b70a-12a29a95b486	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	A	A	RA	A	A		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License ID of the Settlement Agent is missing.		11/21/16: Lender provided the corrected CD, LOE to the borrower, and evidence of mailing. Condition cleared.
300228986	278d0e35-32a5-e611-b5f3-d8d385e0a8b2	Closing Disclosure document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	A	A	RA	A	A		Closing Disclosure document error	The property taxes in Section F of the Final CD is missing the government entity.		11/21/16: Lender provided the corrected CD, LOE to the borrower, and evidence of mailing. Condition cleared.
300228986	aced22b0-31a5-e611-b5f3-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE dated 10/14/2016 is missing the lender's phone number under the section, Additional Information About This Loan.		11/07/2016: This finding is not material. Loan will be graded a B for all agencies.
300228986	5bf37941-31a5-e611-b5f3-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.	11/14/2016: CDA	11/14/2016: A CDA report reflecting a value $950,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300222942	c281b86b-0da1-e611-b5f3-d8d385e0a8b2	General Compliance Exception	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													B	B	RB	B	B	General Compliance	General Compliance Exception	The credit report fee in section B of the final Closing Disclosure is missing the name of the service provider.		11/02/2016: A Post Closing CD provided in the loan reflects the provider name. Loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 809; No Mortgage Lates UW Guides require 0 x030 days late in the ost recent 24 months; credit report verifies 48 months payment hisotry with no late paymesnt preport.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 17.20 months of reserves

300222942	f88237bc-0da1-e611-b5f3-d8d385e0a8b2	General Compliance Exception 2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													B	B	RB	B	B		General Compliance Exception 2	The property taxes in Section F of the Final CD is missing the government entity.	11/18/2016: see attached
11/18/2016: Audit review of revised CD includes payee to all fees in Section F, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'.  Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 809; No Mortgage Lates UW Guides require 0 x030 days late in the ost recent 24 months; credit report verifies 48 months payment hisotry with no late paymesnt preport.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 17.20 months of reserves

300222942	22eb2217-0ba1-e611-b5f3-d8d385e0a8b2	Missing Affiliated Business Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure for the broker. If the broker is not affiliated with any other businesses, please provide an attestation stating such.	11/10/2016: please see attached	11/10/2016: Audit review of lender attestation statement regarding "Broker has no Affiliated Businesses" is deemed acceptable, condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 809; No Mortgage Lates UW Guides require 0 x030 days late in the ost recent 24 months; credit report verifies 48 months payment hisotry with no late paymesnt preport.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 17.20 months of reserves

300222942	4b925e28-0ca1-e611-b5f3-d8d385e0a8b2	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	N/A Condition Cleared	N/A Condition Cleared	3	3	2	A	A	RA	A	A		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The final Closing Disclosure appraisal fee should be broken down to reflect the Appraisal fee of $410 and an Appraisal Management fee of $200.	11/18/2016: see attached	11/18/2016: Audit consulted with Compliance, and has determined that the finding is invalid. Condition rescinded.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 809; No Mortgage Lates UW Guides require 0 x030 days late in the ost recent 24 months; credit report verifies 48 months payment hisotry with no late paymesnt preport.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 17.20 months of reserves

300222942	9b56a45d-3c2b-407b-9f03-15cb1e339b1d	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License ID of the Settlement Agent is missing.	11/18/2016: see attached
11/18/2016: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent.  Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 809; No Mortgage Lates UW Guides require 0 x030 days late in the ost recent 24 months; credit report verifies 48 months payment hisotry with no late paymesnt preport.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 17.20 months of reserves

300222942	e26dd684-7613-47da-9333-a5b59dda933f	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	N/A Condition Cleared	N/A Condition Cleared	3	3	2	A	A	RA	A	A		Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE dated 09/23/2016 reflects a lender credit in the amount of $12,361. The lender credit decreased to $12,340.98 on the CD with no indication of a valid COC to account for the $20.02 decrease in the credit.
																												11/10/2016: we don't require a c of c. see attached lock request
11/10/2016: Audit reviewed Lock Confirmation dated 10/05/2016, and has determined that the documentation submitted is deemed acceptable. Document reflects final price of $12,340.98 due to a slight appraisal value decrease and loan amount decrease. Initial CD reflects changes. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 809; No Mortgage Lates UW Guides require 0 x030 days late in the ost recent 24 months; credit report verifies 48 months payment hisotry with no late paymesnt preport.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 17.20 months of reserves

300222942	bb22f140-0ba1-e611-b5f3-d8d385e0a8b2	Closing Disclosure document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Closing Disclosure document error
The remaining rate credit should not be disclosed in Section H. A general credit would be listed in Section J of the C.D or listed in the Paid by Others column. Proper disclosure of credits is referenced in 1026.38(H)(3).
																													11/02/2016: A Post Closing CD provided in the loan file reflects the remaining rate in the correct Paid By Others column. Loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 809; No Mortgage Lates UW Guides require 0 x030 days late in the ost recent 24 months; credit report verifies 48 months payment hisotry with no late paymesnt preport.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 17.20 months of reserves

300222942	0269b2cf-0aa1-e611-b5f3-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE dated 09/23/2016 is missing the lender's phone number under the section, Additional Information About This Loan.		11/02/2016: This finding is not material. Loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 809; No Mortgage Lates UW Guides require 0 x030 days late in the ost recent 24 months; credit report verifies 48 months payment hisotry with no late paymesnt preport.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 17.20 months of reserves

300222942	ed0d95b9-09a1-e611-b5f3-d8d385e0a8b2	Missing income documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A	Income/Employment	Missing income documentation	Missing paystubs for both Borrowers reflecting a year-to-date earnings.	11/10/2016: The paystubs do not have the year to date earnings so please see the attached Verification of Employments. Let us know if there is anything else that is needed.	11/10/2016: Audit reviewed the Lender Rebuttal, and has determined that the WVOE's for both borrowers reflect YTD earnings. Documentation is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 809; No Mortgage Lates UW Guides require 0 x030 days late in the ost recent 24 months; credit report verifies 48 months payment hisotry with no late paymesnt preport.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 17.20 months of reserves

300222942	7d7306ac-09a1-e611-b5f3-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.	11/10/2016: CDA	11/10/2016: A CDA report reflecting a value $1,275,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 809; No Mortgage Lates UW Guides require 0 x030 days late in the ost recent 24 months; credit report verifies 48 months payment hisotry with no late paymesnt preport.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 17.20 months of reserves

300217109	18a7b026-caa2-e611-b5f3-d8d385e0a8b2	Missing Income Verification – Bank Statements	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A	Income/Employment	Missing Income Verification – Bank Statements
Missing verification via bank statements or deposited rent checks supporting receipt of rental income from start of month-to-month lease term to application date for the second property listed on the Schedule of Real Estate Owned of the loan application. Lender guidelines require verification of rent receipt for month-to-month lease terms.
																												11/10/2016: attached is the renewal, the guidelines states the rent receipt is needed if the lease is expired which it isn't in this case	11/10/2016: Audit reviewed executed Lease Renewal dated XX/XX/XXXX, and has determined that the lease expires on XX/XX/XXXX. Documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 791; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 54.24%; Reserves are higher than guideline minimum UW Guides require #6 months Subject reserves, loan qualified with #78.18 months excess reserves

300217109	cb395697-c6a2-e611-b5f3-d8d385e0a8b2	Missing asset documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing asset documentation	Missing 2 months asset verification for account 3's 1, 2 and 3 listed on the borrower's final loan application.	11/10/2016: see attached, please note the 3 accounts are combined within the bank statements.	11/10/2016: Audit reviewed Bank Statement with all 3 accounts listed, and has determined that documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 791; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 54.24%; Reserves are higher than guideline minimum UW Guides require #6 months Subject reserves, loan qualified with #78.18 months excess reserves

300217109	7098d143-c6a2-e611-b5f3-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file	11/10/2016: CDA	11/10/2016: A CDA report reflecting a value $1,250,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 791; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 54.24%; Reserves are higher than guideline minimum UW Guides require #6 months Subject reserves, loan qualified with #78.18 months excess reserves

300217109	4894a357-fda4-e611-b5f3-d8d385e0a8b2	General Compliance Exception	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													B	B	RB	B	B	General Compliance	General Compliance Exception
Section A Fees: Compensation to a third party loan originator from both the consumer and the creditor in the transaction is prohibited under § 1026.36(d)(2). Ref: §1026.38(f)(1)-2. Borrower paid an Origination Fee of $7,383.42.  Refund to cure required $7,383.42.  File contains a signed Borrower Loan Option form in which Lender-Paid Broker Compensation was selected.
																												11/10/2016: see attached corrected CD and job aid
11/10/2016: Audit consulted with Compliance, and has determined that sufficient evidence was submitted that verified no violation for dual compensation was reflected on the CD. A revised CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 791; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 54.24%; Reserves are higher than guideline minimum UW Guides require #6 months Subject reserves, loan qualified with #78.18 months excess reserves

300217109	08144694-fda4-e611-b5f3-d8d385e0a8b2	General Compliance Exception 2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													B	B	RB	B	B		General Compliance Exception 2
The subject loan was funded in a dry funding state.  The final Refinance Statement in the loan file reflects a refund to the borrower in the amount of $3,070.22.  Please provide a copy of the refund check and explanation of discrepancy.

11/10/2016: it is common practice for dry states to collect the deposit at closing usually more than what is needed, they will adjust the fees on the final disbursement ledger, this should be sufficient proof

11/10/2016: Audit re-analyzed Final Refinance Statement and Final CD, and has determined that the Final Refinance Statement reflects deposit of closing funds for $20,126.26 with refund to the borrower of $3,070.22 which equals $17,056.04 cash to close. The Final CD reflects cash to close of $17,006.04 for a difference of $50 (per diem). A copy of check for cure for $50, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 791; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 54.24%; Reserves are higher than guideline minimum UW Guides require #6 months Subject reserves, loan qualified with #78.18 months excess reserves

300217109	ea2bdf1c-9665-46f0-80e5-59af05d45cc1	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	No Cure	No Cure	N/A Condition Cleared	N/A Condition Cleared	3	3	3	A	A	RA	A	A		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing initial CD from file; Missing initial closing disclosure supporting rate relock per C.O.C. dated XX/XX and XX/XX.	11/10/2016: see attached XX/XX and XX/XX CD's	11/10/2016: Audit reviewed initial CD's, and has determined that the documentation submitted is deemed acceptable. Initial CD was e-signed 3 days prior to consummation. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 791; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 54.24%; Reserves are higher than guideline minimum UW Guides require #6 months Subject reserves, loan qualified with #78.18 months excess reserves

300217109	17f63e8f-b3e9-4a9f-af9c-418f6c031a90	Origination Charges - Section A on C.D. exceeds L.E. Fee (0% Variance) - not supported by C.O.C	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	1026.19(f)(2)(v) - Tolerance Error: Tolerance cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	19(f)	N/A	3	2	2	A	B	RA	A	A		Origination Charges - Section A on C.D. exceeds L.E. Fee (0% Variance) - not supported by C.O.C
The Origination Charges in Section A are subject to 0% variance. LE dated 09/06/2016 reflects an Underwriting Fee of $895 with no resulting COC for any subsequent disclosures.  A Post Closing CD in the loan file reflects the Underwriting fee as $945 for a refund required of $50.
																												11/10/2016: see attached XX/XX CD that shows the borrower acknowledging the $945 fee
11/10/2016: Audit reviewed CD, copy of check for $50 ($945-$895=$50), Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided.  Loan will be rated a Fitch 'B'. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 791; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 54.24%; Reserves are higher than guideline minimum UW Guides require #6 months Subject reserves, loan qualified with #78.18 months excess reserves

300217109	cae9cca3-eb2f-4bc4-95f4-cda2b133f3d9	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	1026.19(f)(2)(v) - Tolerance Error: Tolerance cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	2	2	B	B	RB	B	B		Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated 09/06/2016 reflects a Credit report Fee of $25 with no resulting Change-of-Circumstance for any subsequent disclosures. The Final CD reflects a Fee of $64.38 resulting in a $39.38 refund due for cure.
																													11/04/2016: A Post close CD in the loan file shows a credit report charge cure. Condition cleared. The loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 791; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 54.24%; Reserves are higher than guideline minimum UW Guides require #6 months Subject reserves, loan qualified with #78.18 months excess reserves

300217109	b184ac34-f9a4-e611-b5f3-d8d385e0a8b2	Missing Closing Disclosure / CD Not in File	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes	Yes	No Cure - Missing Doc Not Provided	No Cure	N/A - Condition Cleared	N/A Condition Cleared	3	3	3	A	A	RA	A	A		Missing Closing Disclosure / CD Not in File	Missing the initial and final Closing Disclosure in the loan file. The loan file contains 2 Post Close CD's however, they are both dated after the Note date. Additional conditions may apply.	11/10/2016: see attached Cd's	11/10/2016: Audit reviewed initial CD's, and has determined that the documentation submitted is deemed acceptable. Initial CD was e-signed 3 days prior to consummation. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 791; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 54.24%; Reserves are higher than guideline minimum UW Guides require #6 months Subject reserves, loan qualified with #78.18 months excess reserves

300217109	edd3fb1f-13ef-4dcd-bf35-be8133a3fac4	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing.	11/10/2016: see attached corrected CD
11/10/2016: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent.  Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 791; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 54.24%; Reserves are higher than guideline minimum UW Guides require #6 months Subject reserves, loan qualified with #78.18 months excess reserves

300217109	a0b5e0eb-c9a2-e611-b5f3-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE dated #09/06/2016 is missing the lenders phone number and email address under the section, Additional Information About This Loan.
11/10/2016: This condition should be cleared per 4/21/16 email which states "We only need one specific contact from the either lender or broker. If any lender info is missing like the phone number, then this is non-material B grade with the exception of missing NMLS or licensing which is consider a material exception."

11/10/2016: Audit review of missing LE Contact and/or General Information, other than Lender or Broker NMLS or Settlement Agents license number (if required by State), was corrected on the final CD is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 791; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 54.24%; Reserves are higher than guideline minimum UW Guides require #6 months Subject reserves, loan qualified with #78.18 months excess reserves

300223565	77e3a01a-939f-e611-b5f3-d8d385e0a8b2	Missing HUD-1 From Sale of Previous Property	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A		Missing HUD-1 From Sale of Previous Property	Missing CD from sale of exiting residence signed/dated by the closing agent. Additional conditions may apply.		11/21/16: Seller's closing statement certified true and correct by the settlement agent, along with the seller's closing statement provided. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.630%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 33.26 months reserves

300223565	e76a85ef-929f-e611-b5f3-d8d385e0a8b2	Missing Mortgage/deed of trust legal description information	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing Mortgage/deed of trust legal description information	Missing Mortgage/Deed of Trust legal description information.	11/11/2016: please see attached	11/11/2016: Audit reviewed True Certified copy of the Mortgage, and has determined that the legal description was provided. Copy of PUD Rider was provided within the loan file. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.630%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 33.26 months reserves

300223565	81747739-b3b0-4d8d-b487-61625c50d6da	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Title Services fees are reflected in section B of the final Closing Disclosure. The borrower shopped for their own Title Services fees and did not use the provider on the WLSP. All the Title Services fees should be listed in section C of the CD.
																													10/31/2016: Corrected post close CD in file reflects title fees in Section C. Loan will be graded a B for all agencies. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.630%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 33.26 months reserves

300223565	dfa8c034-415f-47e7-bd3f-667afbcbea11	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing.		10/31/2016: Corrected post close CD in file reflects license number of Settlement Agent. Loan will be graded a B for all agencies. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.630%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 33.26 months reserves

300223565	d52366f1-27ad-4aa0-a3bf-632d59c66738	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	N/A Condition Cleared	N/A Condition Cleared	3	3	2	A	B	RA	A	A		Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE dated 09/23/2016 reflects a lender credit in the amount of $6,705.00. The lender credit decreased to $6,413.72 on the Final CD with no indication of a valid COC to account for the $291.28 decrease in the credit.
																													10/31/2016: Corrected post close CD in file reflects lender credit of $6,705.00. Loan will be graded a B for all agencies. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.630%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 33.26 months reserves

300223565	c02e37c4-979f-e611-b5f3-d8d385e0a8b2	Closing Disclosure document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Closing Disclosure document error	The remaining rate credit should not be disclosed in Section H. A general credit would be listed in Section J of the C.D		10/31/2015: Corrected post close CD in file. Loan will be graded a B for all agencies. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.630%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 33.26 months reserves

300223565	af08cb75-850c-47f8-a4db-e682b164e2ec	Missing seller’s Closing Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	No	No	No	No	No Cure Missing Doc Not Provided	No Cure Missing Doc Not Provided	N/A Condition Cleared	N/A Condition Cleared	2	2	2	A	A	RA	A	A		Missing seller’s Closing Disclosure	Missing Seller's Closing Disclosure.	11/11/2016: please see attached seller transaction ledger	11/11/2016: Audit reviewed the True Certified copy of the Final Seller's CD, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.630%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 33.26 months reserves

300223565	1d65c4da-929f-e611-b5f3-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in file.	11/07/2016: CDA	11/07/2016: A CDA report reflecting a value $850,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.630%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 33.26 months reserves

300215469	515b663e-0f9a-e611-b5f3-d8d385e0a8b2	Broker Affiliated Business Disclosure not provided within 3 business days of application date.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	B	RA	A	A	Federal Consumer Protection	Broker Affiliated Business Disclosure not provided within 3 business days of application date.	File is missing the Broker Affiliated Business Disclosure. If the broker is not affiliated with any other businesses, please provide an attestation stating such.		10/24/2016: A letter of attestation dated 10/14/2016 was provided in the loan file stating broker has no affiliated businesses. Loan will be rated a B for all agencies.
300215469	451a313c-6e98-e611-b5f3-d8d385e0a8b2	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The credit report fee in section B of the final Closing Disclosure is missing the name of the service provider.		10/16/2016: A Post Closing CD provided in the loan file reflects the service provider for the credit report fee. Loan will be rated a B for all agencies.
300215469	ce2c35bd-727b-4008-9d74-605bf4388125	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License ID of the Settlement Agent is missing.		10/22/2016: A Post Closing CD provided in the loan file reflects the License ID of the Settlement Agent. Loan will be rated a B for all agencies.
300215469	9701f684-6e98-e611-b5f3-d8d385e0a8b2	Closing Disclosure document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Closing Disclosure document error	The remaining rate credit should not be disclosed in Section H. This credit should be listed in the Paid by Others column. Proper disclosure of credits is referenced in 1026.38(H)(3).		10/22/2016: A Post Closing CD provided in the loan file reflects the remaining rate credit in the correct Paid by Others column. Loan will be rated a B for all agencies.
300215469	c6f5b2f9-6d98-e611-b5f3-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE dated 09/21/2016 is missing the lender's phone number under the section, Additional Information About This Loan.		10/22/2016: This finding is not material. Loan will be graded a B for all agencies.
300215469	146df582-6d98-e611-b5f3-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.	11/01/2016: CDA10/31/2016: the address on the note and appraisal match, please clear this conditon
11/01/2016: :  A CDA report reflecting a value $3,531,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.10/31/2016: Audit reviewed the Lender Rebuttal, and has determined that the CDA within in the loan file reflects a street number of "XXXX".  However, the loan documentation (Note, Mtg, Appraisal) reflects a street number of "XXXX". Condition remains. Revised- 10/25/2016: The CDA report provided reflects an incorrect address street number, the address on CDA does not reflect Note address. Condition remains.10/22/2016:  CDA reflecting a value of $3,531,000 which is a 0.0% variance. Condition cleared.

300224927	c75cce20-0a9a-e611-b5f3-d8d385e0a8b2	Missing Affiliated Business Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure for the broker. If the broker is not affiliated with any other businesses, please provide an attestation stating such.	10/28/2016: see attached	10/28/2016: Audit review of Broker Affiliated Business Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
300224927	33d1b446-0a9a-e611-b5f3-d8d385e0a8b2	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Not Likely	Yes	No Cure once CD Issued	N/A	N/A	N/A	2	2	2	B	B	RB	B	B		Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.
The service provider list in file is an old RESPA service provider list and does not list the individual "services" associated with each provider. It is not the service provider list that is under form H-27 in the rule. The WLSP is itself a violation and it is confusing to consumers because it has text that relates to the GFE.
																													10/24/2016: Services provided on WLSP were not itemized. Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
300224927	5cd62f24-7a1e-467d-beae-af90e95e4a00	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Title-Endorsement, Title-Mobile Notary, Title-Premium for Lender's Coverage, Title-Recording, Title-Settlement or Closing and Title-Solar Transfer Fee/Loan Servicing fees are reflected in section B of the final Closing Disclosure. The borrower shopped for their own title service provider and did not use the provider on the WLSP. The Title-Endorsement, Title-Mobile Notary, Title-Premium for Lender's Coverage, Title-Recording, Title-Settlement or Closing and Title-Solar Transfer Fee/Loan Servicing fees should be listed in section C of the CD.
																													10/24/2016: A Post Closing CD provided in the loan file reflects the title services fees in Section C. Loan will be rated a B for all agencies.
300224927	6922490d-099a-e611-b5f3-d8d385e0a8b2	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Third Party Processing Fee in section B of the final Closing Disclosure is missing the name of the service provider.		10/24/2016: A Post Closing CD provided in the loan file reflects the service provider name in Section B. Loan will be rated a B for all agencies.
300224927	7c8b25ac-a4cf-4ea1-9ac3-970749c98768	Naming Convention in Services Borrower DID SHOP Fee (Section C) on C.D. is not consistent with L.E.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Naming Convention in Services Borrower DID SHOP Fee (Section C) on C.D. is not consistent with L.E.
The Title-Solar Transfer Fee/Loan Service on the CD is incorrectly named as compared to the LE dated 09/28/2016 Transfer Fee For Solar.  Although no tolerance, these fees should all match in naming convention.
																												11/04/2016: please see attached
11/04/2016: Audit reviewed CD, the LE/CD fees where the naming convention is not consistent has been corrected on the revised CD, and is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. Condition cleared.

300224927	7146c5c2-ed91-4f3b-8614-bc8d57fe54ed	Total of Payments is not accurate	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Total of Payments is not accurate	Total of Payments (TOP) over disclosure by $74.91 is non-material. Loan will be graded a B. Condition cleared.
300224927	03aab0eb-4080-40a3-884c-0d206bb19033	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License ID of the Settlement Agent is missing.		10/24/2016: A Post Closing CD provided in the loan file reflects the License ID of the Settlement Agent. Loan will be rated a B for all agencies.
300224927	1e0a3360-099a-e611-b5f3-d8d385e0a8b2	Closing Disclosure document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Closing Disclosure document error
Compensation to a third party loan originator from both the consumer and the creditor in the transaction is prohibited under 1026.36(d)(2). Ref: 1026.38(f)(1)-2. Borrower paid an Origination fee of $8,256. Refund to cure required of $8,256.  File contains a signed Borrower Loan Option form in which Lender-Paid Broker Compensation was selected.
																												11/04/2016: please see attached
11/04/2016: Audit consulted with Compliance, and has determined that sufficient evidence was submitted that verified no violation for dual compensation was reflected on the CD. A revised CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. Condition cleared.

300224927	2c5017c6-099a-e611-b5f3-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE dated 09/28/2016 is missing the lender's phone number under the section, Additional Information About This Loan.		10/24/2016: This finding is not material. Loan will be graded a B for all agencies.
300224927	87dd7a7d-069a-e611-b5f3-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		10/24/2016: A CDA report reflecting a value $750,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
300216799	f32d3b02-d0a2-e611-b5f3-d8d385e0a8b2	General Compliance Exception	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													B	B	RB	B	B	General Compliance	General Compliance Exception
Section A Fees: Compensation to a third party loan originator from both the consumer and the creditor in the transaction is prohibited under § 1026.36(d)(2). Ref: §1026.38(f)(1)-2. Borrower paid an Origination Fee of $1,012.50. Refund to cure required $1,012.50. File contains a signed Borrower Loan Option form in which Lender-Paid Broker Compensation was selected.
																												11/11/2016: please see attached
11/11/2016: Audit consulted with Compliance, and has determined that sufficient evidence was submitted that verified no violation for dual compensation was reflected on the CD. A revised CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. Condition cleared.

300216799	76db641f-cea2-e611-b5f3-d8d385e0a8b2	Cash to Close Disclosure under Costs at Closing section (Page 1) do not match Cash to Close Disclosure under Calculating Cash to Close section	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Cash to Close Disclosure under Costs at Closing section (Page 1) do not match Cash to Close Disclosure under Calculating Cash to Close section
The Post Close CD reflects Cash to Close on page 1 as $61,871.82 vs. Cash to Close on Page 3 as $63,044.21.  The amount of $63,044.21 matches the lender's final Settlement Statement in the loan file and the $61,871.92 is the amount on the final CD prior to the Post Closing CD.
																												11/11/2016: please see attached
11/11/2016: Audit reviewed Post Closing CD, and has determined that the cash to close reflects same as Final Settlement Statement of $63,044.21. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. Condition cleared.

300216799	dd70a53a-aaa2-e611-b5f3-d8d385e0a8b2	Funding occurred before RTC Expiration Date	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	B	RA	A	A		Funding occurred before RTC Expiration Date	The Funding occurred on XX/XX/XXXX while the Right to Cancel expiration was on XX/XX/XXXX.		11/04/2016: A Post Closing CD was provided with the corrected date of XX/XX/XXXX. Loan will be graded a B for all agencies.
300216799	fe6d5dfd-cba2-e611-b5f3-d8d385e0a8b2	Closing Disclosure document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Closing Disclosure document error	The Property Taxes in section F of the final closing disclosure is missing the government entity.		11/04/216: A Post Close CD in the loan file reflects the government entity. The loan will be rated a B for all agencies.
300216799	2ee88d72-a9a2-e611-b5f3-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE dated 09/30/2016 is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		11/04/2016: This finding is non material. Loan will be graded a B for all agencies.
300216799	42d24ef2-a7a2-e611-b5f3-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in file.	11/11/2016: CDA	11/11/2016: A CDA report reflecting a value $1,325,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300215482	191f4a8e-2e92-e611-98c2-d8d385e0a8b2	Broker Affiliated Business Disclosure not provided within 3 business days of application date.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	B	RA	A	A	Federal Consumer Protection	Broker Affiliated Business Disclosure not provided within 3 business days of application date.	File is missing the Broker Affiliated Business Disclosure. If the broker is not affiliated with any other businesses, please provide an attestation stating such.		10/14/2016: A letter of attestation dated XX/XX/XXXX was provided in the loan file stating that the broker is not affiliated with any other businesses. Loan will be rated a B for all agencies.
300215482	a1bc57c7-643c-4a6f-b6e3-ae2d3e5c3cd3	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	No Cure	No Cure	N/A Condition Cleared	N/A Condition Cleared	3	3	3	A	A	RA	A	A		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Evidence of borrower's receipt of initial CD 3 days prior to consummation was not provided. The initial CD is not dated within 3 days of the consummation date.  When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  E-Disclosure Tracking Summary provided in file reflects Initial CD was mailed to borrower on XX/XX/XXXX, however there is no evidence of the Initial CD dated XX/XX/XXXX in the file nor does the E-Disclosure Tracking Summary specify that the Initial CD was acknowledged by the borrower.
																												10/21/2016: see attached CD
10/21/2016: Audit reviewed CD with correct closing date, as well as Disclosure History, and has determined that the print screen reflects borrower opened and received CD same day verified by e-signature, documentation submitted is deemed acceptable. Borrowers received the initial Closing Disclosure within 3 days prior to the loan consummation. Condition cleared.

300215482	41412a8f-c675-48dc-b7b2-2ae1298c12ea	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Appraisal Fee in section B of the final Closing Disclosure does not accurately disclose the name of the service provider.  Please note that a letter of explanation to the borrower must also be issued.

10/14/2016:  A Post Closing CD along with a letter to the borrower was provided in the loan file accurately disclosing the name of the service provider for the Appraisal Fee.  Loan will be rated a B for all agencies.

300215482	888f5be0-23ff-4b6c-ba6f-c6b333e0c189	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	1026.19(f)(2)(v) - Tolerance Error: Tolerance cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	2	2	B	B	RB	B	B		Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated 09/02/2016 does not reflect a Credit Report Fee with no resulting CoC for any subsequent disclosures.  The final CD reflects a Credit Report Fee of $11.25.  This fee is in a 0% tolerance section. Lender tolerance cure of $11.25 is required.
																													10/14/2016: Final CD shows a sufficient tolerance cure in the amount of $11.25. Loan will be graded a B for all agencies.
300215482	645f979a-2e92-e611-98c2-d8d385e0a8b2	Missing Closing Disclosure / CD Not in File	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes	Yes	No Cure - Missing Doc Not Provided	No Cure	N/A - Condition Cleared	N/A Condition Cleared	3	3	3	A	A	RA	A	A		Missing Closing Disclosure / CD Not in File	Initial CD dated XX/XX/XXXX per E-Disclosure Tracking Summary was not provided in the loan file.	10/25/2016: see attached CD10/21/2016: see attached CD
10/25/2016: Audit reviewed the initial CD, and has determined that the documentation submitted is deemed acceptable. Condition cleared. 10/21/2016: Audit reviewed the CD provided, and has determined that the CD submitted was NOT the copy of the CD that was requested. Condition remains.

300215482	43960b7e-2e92-e611-98c2-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error
The LE dated 09/02/2016 is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.  Additionally, the Flood Certification in the amount of $12.00 on the LE dated 09/02/2016 and e-signed on 09/02/2016 is incorrectly named as compared to the LE dated 09/02/2016 and e-signed on 09/06/2016 where it is reflected in error as a Credit Report.  Although no tolerance, these fees should all match in naming convention.
																													10/14/2016: This finding is not material. Loan will be graded a B for all agencies.
300215482	6abb716a-2e92-e611-98c2-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.	10/25/2016: CDA	10/25/2016: A CDA report reflecting a value $1,025,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300216796	e834fdfe-34a1-e611-b5f3-d8d385e0a8b2	Document not signed	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind													A	A	CA	A	A	Legal Documents	Document not signed	Mortgage/Deed of Trust not notarized attesting to the borrower's signature. The notary only attested to the borrower signing on behalf of the spouse.	11/14/2016:the attached is completely acceptable. per the title company, the attached is signed and notarized in lieu of page 12 of the mortgage	11/14/2016: Audit re-analyzed Mortgage Notary and concurs with the Lender Rebuttal, condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.888%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 807; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 59.50 months reserves

300216796	aefc6798-33a1-e611-b5f3-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in file.	11/09/2016: CDA	11/09/2016: A CDA report reflecting a value $653,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.888%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 807; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 59.50 months reserves

300216796	1c30a872-b77e-4d82-8faf-e240a6fe706c	Loan Late Charge Parameters Exceeds State Thresholds	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind													A	A	RA	A	A	State/Local Compliance	Loan Late Charge Parameters Exceeds State Thresholds	Loan late charge parameters exceeds State Thresholds. The State Threshold is $91.55 vs actual $114.43.
11/14/2016: Audit consulted with Compliance, and has determined that in counsel discussion with state regulators for property state, lenders are permitted to charge a late fee in excess of 4% for loan amounts $300,000 or greater under General Statute 24-9.  There is no cited ceiling for the late charge amount on loan amounts $300,000 or greater. Condition rescinded.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.888%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 807; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 59.50 months reserves

300216796	e7a0da05-5454-4048-9d0f-61b7942a5cc1	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	N/A Condition Cleared	N/A Condition Cleared	3	3	2	A	A	RA	A	A		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Appraisal Fee in section B of the Closing Disclosure does not reflect the name of the service provider.  Additionally, the Appraisal Fee of $490.00 reflected in section B of the final Closing Disclosure was not accurately disclosed.  According to the invoice provided in the file, the Appraisal Fee was $360.00 and the Appraisal Management Fee was $130.00.  This breakdown must be reflected in section B of the Closing Disclosure.  Please note that a letter of explanation to the borrower must also be issued.

11/14/2016: Audit consulted with Compliance, and has determined that the finding is invalid. Condition rescinded.11/03/2016:  A Post Closing CD provided in the file reflected the name of the service provider for the Appraisal Fee.  A letter was provided to the borrower, however the breakdown of the appraisal fee must still be corrected.  Loan will be graded a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.888%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 807; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 59.50 months reserves

300216796	f6d0d7a0-3aa1-e611-b5f3-d8d385e0a8b2	Missing Closing Disclosure / CD Not in File	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes	Yes	No Cure - Missing Doc Not Provided	No Cure	N/A - Condition Cleared	N/A Condition Cleared	3	3	3	A	A	RA	A	A		Missing Closing Disclosure / CD Not in File	Missing four Closing Disclosures per Disclosure History in file Additional conditions may apply.	11/14/2016: please see attached (all cd's) please be specific if these are not the ones u say are missing	11/14/2016: Audit reviewed all initial CD's, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.888%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 807; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 59.50 months reserves

300216796	b1a091f5-d792-479a-8c2a-b3f769e1452b	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The License ID of the Buyers Real Estate Broker, Sellers Real Estate Broker and the Settlement Agent are missing.  Please note that a letter of explanation to the borrower must also be issued.

11/03/2016:  A Post Closing CD provided in the file reflected the License ID of the Buyers Real Estate Broker, Sellers Real Estate Broker and Settlement Agent along with a letter to the borrower.  Loan will be graded a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.888%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 807; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 59.50 months reserves

300216796	4e22a91f-c7a1-e611-b5f3-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE dated 09/26/2016 is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		11/03/2016: This finding is not material. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.888%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 807; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 59.50 months reserves

300222941	56ebce8b-c4ad-e611-b5f3-d8d385e0a8b2	Missing K-1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A		Missing K-1
Missing 2015 and 2014 K1 for Borrower's Schedule E Partnership. Per appendix Q, signed copies of federal business income tax returns for the last two years are required in order for the loan to be classified as a Qualified Mortgage.

11/30/2016: Attached please find the letter of explanation that the borrower that states entity has been dormant since 2013. The tax returns for 2014 and 2015 show 0 income. The 2016 P&L and Balance shows no income or assets. The State Corporation Commission and the Business report shows no activity since XX/XX/XXXX. We respectfully request that this condition for the K-1s be waived.

11/30/2016: Audit consulted with management, and has determined that the borrower's Letter of Explanation is deemed acceptable. Documentation reflects last activity in XXXX. Business is dormant and no longer in business per borrower's letter. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.84%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 781.; Reserves are higher than guideline minimum UW Guides require 6 onths reserves, loan qualified with 50.60 months of reserves.

300222941	80f22bc3-e53c-43fe-8899-79d9396da383	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	Federal Consumer Protection	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	The FACTA-Notice to Home Loan Applicant & Consumer Score Disclosure was not provided.		11/22/16: Lender provided the FACTA Disclosure. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.84%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 781.; Reserves are higher than guideline minimum UW Guides require 6 onths reserves, loan qualified with 50.60 months of reserves.

300222941	903b4b89-00ad-e611-b5f3-d8d385e0a8b2	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	General Compliance	Missing Documentation	Missing evidence that the HELOC has been closed. Please provide a signed executed document in the loan file stating that the HELOC has been closed. Additional conditions may apply.		11/22/16: Lender provided the signed HELOC payoff and closure letter. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.84%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 781.; Reserves are higher than guideline minimum UW Guides require 6 onths reserves, loan qualified with 50.60 months of reserves.

300222941	a4bf9bb1-b7a3-4d50-8010-f334c04343a3	Incorrect disclosure of Origination Charges - Section A	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Origination Charges - Section A
Compensation to a third party loan originator from both the consumer and the creditor in the transaction is prohibited under 1026.36(d)(2). Ref: 1026.38(f)(1)-2. Borrower paid an Origination fee of $1,674.49.  Refund to cure required of $1,674.49.  File contains a signed Borrower Loan Option form in which Lender-Paid Broker Compensation was selected.
																												11/30/2016: see attached CD
11/30/2016: Audit consulted with Compliance, and has determined that sufficient evidence was submitted that verified no violation for dual compensation was reflected on the CD. A revised CD, Notification of the error (i.e., the letter to borrower), compensation breakdown and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. Condition cleared.11/30/2016: Audit reviewed the Lender Rebuttal, and has determined that a breakdown of the compensation is required.  Compensation is required to be detailed on the breakdown to tie in all fees and identify the payee. A revised CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification were provided. However, a breakdown is also required. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.84%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 781.; Reserves are higher than guideline minimum UW Guides require 6 onths reserves, loan qualified with 50.60 months of reserves.

300222941	c407a270-c6ad-e611-b5f3-d8d385e0a8b2	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The credit report fee in section B of the final Closing Disclosure is missing the name of the service provider.		11/17/2016: A Post Closing CD provided in the file reflects the service provider name for the credit report fee. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.84%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 781.; Reserves are higher than guideline minimum UW Guides require 6 onths reserves, loan qualified with 50.60 months of reserves.

300222941	3e6e61b5-feac-e611-b5f3-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE dated 09/19/2016 is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		11/17/2016: This finding is non material. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.84%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 781.; Reserves are higher than guideline minimum UW Guides require 6 onths reserves, loan qualified with 50.60 months of reserves.

300222941	6521f9a5-feac-e611-b5f3-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in file.		11/22/16: CDA reflecting a value of $786,000.00 which is a -0.0% variance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.84%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 781.; Reserves are higher than guideline minimum UW Guides require 6 onths reserves, loan qualified with 50.60 months of reserves.

300217878	313f86cc-f0a5-e611-b5f3-d8d385e0a8b2	General Compliance Exception	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													B	B	RB	B	B	General Compliance	General Compliance Exception
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file.  The Credit Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
																												11/28/2016: please see attached
11/28/2016: Audit review of revised CD reflecting Credit Report, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 788; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 60%; Reserves are higher than guideline minimum UW Guides require #6 months Subject reserves, loan qualified with #11.70 months excess reserves

300217878	ba413259-7ea6-e611-b5f3-d8d385e0a8b2	General Compliance Exception 2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													B	B	RB	B	B		General Compliance Exception 2
The subject loan was funded in a dry funding state.  Final settlement statement in file indicates a cash to close of $418,269.90 vs. the Post Close CD which reflects a cash to close of $418,904.90 with a discrepancy of $635.00.
																												11/28/2016: please see attached
11/28/2016: Audit review of revised CD reflects Appraisal fee $635 moved from "at closing" to paid "before closing" column. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 788; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 60%; Reserves are higher than guideline minimum UW Guides require #6 months Subject reserves, loan qualified with #11.70 months excess reserves

300217878	770398ba-347f-47d2-a5dc-c34ed3931f22	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Title - Document Prep, Title - Endorsement Fee, Title - Mobile Notary Fee( Travel - Not Required), Title - Notary Fees, Title - Premium for Lender's Coverage, Title - Recording Fee and Title - Settlement or Closing Fee are reflected in section B of the final Closing Disclosure.  The borrower shopped for their own title service provider and did not use the provider on the WLSP.  The title service fees should be listed in section C of the CD.
																													11/08/2016: A Post Close CD in the loan file reflects fees moved from B to C. Condition cleared. The loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 788; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 60%; Reserves are higher than guideline minimum UW Guides require #6 months Subject reserves, loan qualified with #11.70 months excess reserves

300217878	470dfde4-cb2d-49ce-979c-2606a0ec4dbc	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License number of the Settlement Agent is missing.		11/08/2016: A Post Close CD in the loan file reflects the license number. Condition cleared. The loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 788; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 60%; Reserves are higher than guideline minimum UW Guides require #6 months Subject reserves, loan qualified with #11.70 months excess reserves

300217878	71a93949-00a6-e611-b5f3-d8d385e0a8b2	Closing Disclosure document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Closing Disclosure document error	The Cert Ins and Home Warranty in section H are missing the name of the service provider.		11/08/2016: A Post Close CD in the loan file reflects the Cert Ins and Home warranty fees were removed and not service provided needed. Condition cleared. The loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 788; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 60%; Reserves are higher than guideline minimum UW Guides require #6 months Subject reserves, loan qualified with #11.70 months excess reserves

300217878	c27c6ce9-f0a5-e611-b5f3-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE dated 11/10/2016 is missing the lenders phone number and email address under the section, Additional Information About This Loan.		11/08/2016: This is a non-material issue. The loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 788; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 60%; Reserves are higher than guideline minimum UW Guides require #6 months Subject reserves, loan qualified with #11.70 months excess reserves

300217878	f8998803-eea5-e611-b5f3-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.	11/14/2016: CDA	11/14/2016: A CDA report reflecting a value $1,100,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 788; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 60%; Reserves are higher than guideline minimum UW Guides require #6 months Subject reserves, loan qualified with #11.70 months excess reserves

300224434	3384e8fc-67a0-e611-b5f3-d8d385e0a8b2	Missing Evidence of HELOC Draw for the Past 12 Months	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing Evidence of HELOC Draw for the Past 12 Months	Missing Evidence of HELOC Draw for the past 12 months for the 2nd lien which is being paid off in the rate/term refinance. Additional conditions may apply.	11/08/2016: see attached supplement that shows no draws, please note this would have been included in the credit upload.
11/08/2016: Audit reviewed Credit Supplement, and has determined that the documentation states no draws over $2000 in the last 12 months were taken by the borrower. Documentation submitted is deemed acceptable. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.01%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 763; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 23.90 months reserves

300224434	b86ccf84-61a0-e611-b5f3-d8d385e0a8b2	Missing Verification of Taxes and Insurance amounts for Rental Property	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing Verification of Taxes and Insurance amounts for Rental Property
Missing the verification of taxes and insurance for the borrower's 2nd property listed on the Schedule of Real Estate Owned of the loan application.  A mortgage statement is in the loan file however; it does not breakdown the escrow payment.  Additional conditions may apply.
																												11/08/2016: the attached statement states taxes and insurance were paid, I have highlight for your reference
11/08/2016: Audit reviewed Mortgage Statement, and has determined that the documentation reflects dates for tax and insurance disbursements. Therefore, taxes and insurance are escrowed and included within monthly payments. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.01%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 763; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 23.90 months reserves

300224434	91c93938-66a0-e611-b5f3-d8d385e0a8b2	General Compliance Exception	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	General Compliance	General Compliance Exception
The Post-Consummation Closing Disclosure issued on XX/XX/XXXX reflects a $XXX.XX reduction to the closing costs as shown on the final CD issued at consummation.  The file did not contain a copy of the refund provided to the consumers.
																												11/10/2016: See attached Posting Summary from title.	11/10/2016: Audit reviewed Disbursement Sheet, and has determined that a check was issued to the borrower's for $XXX.XX on XX/XX/XXXX. Documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.01%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 763; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 23.90 months reserves

300224434	d4e55dbe-091f-4923-8e4b-52b3095c0886	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure dated XX/XX/XXXX Contact Information section is incomplete. The License ID of the Settlement Agent is missing. A LOE and confirmation of delivery is required.		11/01/2016: The Post Close CD reflected the License ID along with a LOE to the borrower and confirmation of delivery. Condition cured. The loan will be rate a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.01%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 763; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 23.90 months reserves

300224434	01eaef3f-64a0-e611-b5f3-d8d385e0a8b2	Cash to Close Disclosure under Costs at Closing section (Page 1) do not match Cash to Close Disclosure under Calculating Cash to Close section	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	N/A Condition Cleared	N/A Condition Cleared	3	3	2	A	A	RA	A	A		Cash to Close Disclosure under Costs at Closing section (Page 1) do not match Cash to Close Disclosure under Calculating Cash to Close section
The Cash to Close under the Cost at Closing section on page 1 of the Post Consummation CD issued XX/XX/XXXX does not match the Cash to Close under Calculating Cash to Close Section on page 3.  If a post consummation CD is provided to correct a numerical or non-numerical defect, per regulation § 1026.19(f)(2)(v), the creditor must deliver or place it in the mail no later than 60 calendar days after consummation.

11/10/2016: Disagree - the same cash to close of $3,103.25 was denoted on both p1 and p3 of the XX/XX/XXXX CD. This also matches the final disbursement ledger (deposit of $3,139.25 less Balance Due to Borrower of $36.00).
																													11/10/2016: Audit re-analyzed the Final Settlement Statement and Final CD, and has determined that the cash to close, with the $36 refund to the borrower, on both documents matches. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.01%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 763; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 23.90 months reserves

300224434	f2b051c2-64a0-e611-b5f3-d8d385e0a8b2	DID SHOP Fee (Section C) & Recording Fee (Section E) exceeds 10% summary tolerance	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	Material	Yes	Yes	Yes Potentially	Yes	1026.19(f)(2)(v) - Tolerance Error: Tolerance cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	N/A Condition Cleared	N/A Condition Cleared	3	2	2	A	A	RA	A	A		DID SHOP Fee (Section C) & Recording Fee (Section E) exceeds 10% summary tolerance
The Recording fee was disclosed on the LE as $100 and on the final CD as #124, exceeding the allowable 10% tolerance.  A tolerance cure of $14 is required.  No evidence of tolerance cure provided in file.
																												11/10/2016: There is no 10% tolerance violation. The baseline was $1,893 (LE Box C total of $1,793 + recording fees of $100) vs final CD of $1,797.00 (all title fees + recording fees).	11/10/2016: Audit concurs with the Lender Rebuttal, and has determined that the LE total is $1,893 and the CD total is $1797. No tolerance violation has occurred. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.01%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 763; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 23.90 months reserves

300224434	a9d251ff-65a0-e611-b5f3-d8d385e0a8b2	Closing Disclosure document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Closing Disclosure document error	The Property Taxes in section F is missing the government entity.	11/10/2016: see attached corrected CD
11/10/2016: Audit review of revised CD includes payee to all required fees in Sections F, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'.  Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.01%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 763; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 23.90 months reserves

300224434	c4456931-41a0-e611-b5f3-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE dated 09/28/2016 is missing the lenders email and phone number under the section, Additional Information About This Loan.		11/01/2016: This is a non-material issue. The loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.01%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 763; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 23.90 months reserves

300224434	48ae4dc9-42a0-e611-b5f3-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.	11/08/2016: CDA	11/08/2016: A CDA report reflecting a value $851,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.01%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 763; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 23.90 months reserves

300226108	a000960d-10e2-4120-9a92-b5f84a3ee7c9	General Compliance Exception	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													B	B	RB	B	B	General Compliance	General Compliance Exception
All loan costs associated with the transaction need to be listed regardless of who pays the fee. 1026.38(f) Under the master heading “Closing Cost Details” with columns stating whether the charge was borrower-paid at or before closing, seller-paid at or before closing, or paid by others, all loan costs associated with the transaction, listed in a table under the heading “Loan Costs.” The table shall contain the items and amounts listed under four subheadings, described in paragraphs (f)(1) through (5) of this section.  The loan file contains 2 credit reports.
																												11/29/2016: see attached CD
11/29/2016: Audit reviewed revised CD that includes Credit Report fee under "Paid by Others", Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'. Condition cleared.

300226108	aee6ca4e-cdee-430e-a394-489e84d7e139	Missing Loan Estimate / LE Not in File	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes	Yes	No Cure Missing Doc Not Provided	No Cure Missing Doc Not Provided	N/A Condition Cleared	N/A Condition Cleared	3	3	3	A	A	RA	A	A		Missing Loan Estimate / LE Not in File
Missing the LE dated 10/01/2016 and 10/17/2016 for the COC's in the loan file in which new LE's are required to be re-disclosed within 3 business days of the COC.  Please provide the LE's for these COC's.
																												11/29/2016: An LE was not required as redisclosure is only required to reset tolerance baselines - per TILA 1026. 19(e)(3)(iv).	11/29/2016: Audit reviewed the Lender Rebuttal, and has determined that the no tolerance issue for fees was violated due to the loan amount changes. Condition cleared.
300226108	ecb988a9-13b0-e611-b5f3-d8d385e0a8b2	Closing Disclosure document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Closing Disclosure document error	The Property Taxes in section F of the final CD is missing the government entity.	11/29/2016: see attached CD
11/29/2016: Audit review of revised CD includes payee to all fees in Sections F, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a Fitch 'B'.  Condition cleared.

300226108	6900aa64-14b0-e611-b5f3-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE is missing the lender's email and phone number under the section, Additional Information About This Loan.		11/21/2016: This is a non-material issue. The loan will be rated a B for all agencies.
300226108	5ad9aca7-1cad-e611-b5f3-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.	11/29/2016: CDA	11/29/2016: A CDA report reflecting a value $2,300,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300223564	d73cf199-aaa6-e611-b5f3-d8d385e0a8b2	General Compliance Exception	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	General Compliance	General Compliance Exception
Compensation to a third party loan originator from both the consumer and the creditor in the transaction is prohibited under 1026.36(d)(2). Ref: 1026.38(f)(1)-2. Borrower paid an Origination fee of $231.88. Refund to cure required of $231.88  File contains a signed Borrower Loan Option form in which Lender-Paid Broker Compensation was selected.

11/21/16: Lender provided the corrected CD 60 days of consummation, LOE to the borrower, and evidence of mailing. Condition cleared.11/10/2016:  A cure was in file from the lender however: the origination fee to the lender should be shown as discount point and not an origination fee.  Condition remain.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.03%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 62.60 months reserves; Years on Job Borrower has been on job for 17 years

300223564	8f74ab43-7c27-482a-9c54-b5e598e3f37a	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	Federal Consumer Protection	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	Please provide missing FACTA disclosure	11/30/2016: please see attached
11/30/2016: Audit review of FACTA disclosure documentation submitted is deemed acceptable. Condition cleared.  11/21/16: Intent to proceed provided. Please provide the FACTA disclosure. Condition maintained.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.03%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 62.60 months reserves; Years on Job Borrower has been on job for 17 years

300223564	598da604-aba6-e611-b5f3-d8d385e0a8b2	Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	yes	Yes Potentially	Yes	1026.19(f)(2)(v) - Tolerance Error: Tolerance cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	2	2	A	B	RA	A	A		Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)	Section E recording fees are subject to a 10% tolerance. LE shows $0.00 for recording fee and the final CD reflects $132.00. The Borrowers require a refund of the full fee of $132.00.		11/09/2016: The Final CD is the loan file includes a $132.00 credit for the increase in closing costs above the legal limit. Condition cleared. The loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.03%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 62.60 months reserves; Years on Job Borrower has been on job for 17 years

300223564	a91f07cd-23bb-4ff8-86e5-efce587fedcd	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License Number of the Borrowers Real Estate Broker, Sellers Real Estate broker and Settlement Agent are missing.
11/09/2016: A Post Closing CD provided in the loan file reflects the License ID numbers for the Borrowers Real Estate Broker, Sellers Real Estate Broker and Settlement Agent.  Condition cleared.  The loan will be rated a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.03%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 62.60 months reserves; Years on Job Borrower has been on job for 17 years

300223564	205b1f3a-aaa6-e611-b5f3-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		11/09/2016: Non-Material finding. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.03%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 62.60 months reserves; Years on Job Borrower has been on job for 17 years

300223564	126756e3-a5a6-e611-b5f3-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in file.	11/16/2016: CDA	11/16/2016: A CDA report reflecting a value $1,325,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.03%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 62.60 months reserves; Years on Job Borrower has been on job for 17 years

300223814	80179230-bca2-e611-b5f3-d8d385e0a8b2	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing Documentation	Missing HELOC closure letter for HELOC paid in fill at closing.	11/10/2016: please see attached	11/10/2016: Audit reviewed HELOC letter, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.94%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 792; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 41.40 months reserves

300223814	a8fc220a-b0a2-e611-b5f3-d8d385e0a8b2	Originator Name and/or Identifier Number on application does not match NMLS result	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	Federal Consumer Protection	Originator Name and/or Identifier Number on application does not match NMLS result	Originator Name and loan origination company on application does not Match NMLS result. The NMLS result does not have Sr. for the name and the origination company is different as well.	11/10/2016: what do you want us to do to clear this condition?
11/10/2016: Audit re-analyzed NMLS results, and has determined that a search of the origination company includes other trade names which matches the Originator's company name on the NMLS. The added "Sr" is not an issue. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.94%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 792; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 41.40 months reserves

300223814	62ad6830-2b8f-487e-8c59-9f39372db635	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	1026.19(f)(2)(v) - Tolerance Error: Tolerance cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	2	2	A	A	RA	A	A		Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The Appraisal Fee in section B of the Closing Disclosure does not reflect the name of the service provider.  Additionally, the Appraisal Fee of $610 reflected in section B of the final Closing Disclosure was not accurately disclosed.  According to the invoice provided in the file, the Appraisal Fee was $410 and the Appraisal Management Fee was $200.  This breakdown must be reflected in section B of the Closing Disclosure.  Please note that a letter of explanation to the borrower must also be issued.
																													11/21/16: Lender provided the corrected CD, LOE to the borrower, and evidence of mailing. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.94%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 792; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 41.40 months reserves

300223814	ef7310a1-3621-4071-978c-19bc92be01fe	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License Number of Settlement Agent is missing.		11/07/2016: A Post Close CD in the loan file reflects the license number with a LOE to borrower and delivery confirmation. Condition cleared. The loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.94%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 792; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 41.40 months reserves

300223814	8e6dd0d3-25a5-e611-b5f3-d8d385e0a8b2	Closing Disclosure document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	A	A	RA	A	A		Closing Disclosure document error
The Credit Report fee in section B of the final Closing Disclosure reflected a $20 charge paid by the lender however; the final CD should of reflected a charge of $23 paid before closing and a $20 charge paid by the lender.  This is reflected on an invoice in the loan file.
																													11/21/16: Lender provided the corrected CD, LOE to the borrower, and evidence of mailing. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.94%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 792; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 41.40 months reserves

300223814	ac8926f7-bea2-e611-b5f3-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.	11/10/2016: CDA	11/10/2016: A CDA report reflecting a value $1,160,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.94%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 792; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 41.40 months reserves

300224022	701cf1c4-3da1-e611-b5f3-d8d385e0a8b2	General Compliance Exception	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													B	B	RB	B	B	General Compliance	General Compliance Exception
All loan costs associated with the transaction need to be listed regardless of who pays the fee. 1026.38(f) Under the master heading “Closing Cost Details” with columns stating whether the charge was borrower-paid at or before closing, seller-paid at or before closing, or paid by others, all loan costs associated with the transaction, listed in a table under the heading “Loan Costs.” The table shall contain the items and amounts listed under four subheadings, described in paragraphs (f)(1) through (5) of this section.  The Closing CD in the file is missing the credit report fee in Section B.
																												11/11/2016: see attached corrected CD
11/11/2016: Audit review of revised CD includes Credit Report fee under "paid by others" column, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a B.  Condition cleared.

300224022	3c905a2a-3da1-e611-b5f3-d8d385e0a8b2	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	N/A Condition Cleared	N/A Condition Cleared	3	3	2	A	A	RA	A	A		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The final Closing Disclosure appraisal fee should be broken down to reflect the Appraisal fee of $500 and an Appraisal Management fee of $105.	11/11/2016: see attached CD	11/11/2016: Audit consulted with Compliance, and has determined that the finding is invalid. Condition rescinded.
300224022	91c7d0e4-4a51-477c-a120-c15248460c31	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License ID of the Settlement Agent is missing.		11/02/2016: A Post Closing CD provided in the file reflects the License ID of the Settlement Agent. Loan will be rated a B for all agencies.
300224022	7959b6b0-3ca1-e611-b5f3-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE dated 09/27/2016 is missing the lender's phone number under the section, Additional Information About This Loan.		11/02/2016: This finding is not material. Loan will be graded a B for all agencies.
300224022	85c7da97-3ba1-e611-b5f3-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.	11/09/2016: CDA	11/09/2016: A CDA report reflecting a value $1,112,500.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300225031	67dde299-ed2c-499b-8bb8-64cbfdf5d08d	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Title- Premium for Lender’s Coverage and Title-Settlement or Closing Fee are reflected in section B of the final Closing Disclosure. The borrower shopped for their own Title Services and did not use the provider on the WLSP. The Title-Premium for Lender’s Coverage and Title- Settlement or Closing Fee should be listed in section C of the CD.

11/14/2016:  A Post Closing CD provided in the loan file reflects the Title-Premium for Lender's Coverage and Title-Settlement or Closing Fee in section C of the CD.  Condition cleared.  Loan will be rated a B for all agencies.

300225031	09649d6a-84aa-e611-b5f3-d8d385e0a8b2	Closing Disclosure document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Closing Disclosure document error	The Remaining Rate Credit reflected in Section H of the final Closing Disclosure should be reflected as a Lender Paid Closing Cost or in the "Payoffs and Payments" section on page 3 of the CD..	11/18/2016: There is no Remaining Rate Credit on the PC CD - it is in the Lender Credits in Section J.
11/18/2016: Audit reviewed Final CD vs Post Closing CD credits, and has determined that the Final CD "paid by others" column reflects lender credits totaling $1,490.09 plus $1,070.71 remaining credit equals $2,560.80. The Post Closing CD reflects this same credit in Section J for $2,560.80. Post Closing CD correctly reflects lender credit in Section J. Loan will be rated a B. 11/14/2016:  The Post Close CD does not reflect the remaining rate credit  as a lender paid by credit or in payoff section.  The credit of 2,560.80 was the same credit on the LE and not a cure for this condition.  Condition remains.

300225031	31079b28-84aa-e611-b5f3-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		11/14/2016: Non-Material finding. Loan will be rated a B for all agencies.
300225031	8c50e8b0-83aa-e611-b5f3-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in file.	11/18/2016: CDA	11/18/2016: A CDA report reflecting a value $1,025,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300222940	8522c433-54a7-e611-b5f3-d8d385e0a8b2	Failure to obtain Occupation and Employer Information	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A	Income/Employment	Failure to obtain Occupation and Employer Information	The Borrower's Income was verified fully for 2 years per guidelines.
 FICO is higher than guideline minimum UW guides require FICO of 720, loan qualified with FICO of 785.; Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 20.5 months of reserves; Years in Primary Residence Borrower has resided in subject property for 7 years.

300222940	73660765-4ea7-e611-b5f3-d8d385e0a8b2	Missing final application (1003)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A		Missing final application (1003)	The Final Application is missing from the file.	11/16/2016: see attached	11/16/2016: Audit review of Final 1003 documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW guides require FICO of 720, loan qualified with FICO of 785.; Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 20.5 months of reserves; Years in Primary Residence Borrower has resided in subject property for 7 years.

300222940	2ba96e26-54a7-e611-b5f3-d8d385e0a8b2	Missing Affiliated Business Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	The file is missing the Broker Affiliated Business Disclosure. If the broker is not affiliated with any other businesses, please provide an attestation stating such.	11/16/2016: see attached	11/16/2016: Audit review of Broker Affiliated Business Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
 FICO is higher than guideline minimum UW guides require FICO of 720, loan qualified with FICO of 785.; Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 20.5 months of reserves; Years in Primary Residence Borrower has resided in subject property for 7 years.

300222940	ef17e8b5-b792-4295-9f38-186c8ccb1011	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
Final CD in file is missing the credit report cost.  All loan costs associated with the transaction need to be listed regardless of who pays the fee. 1026.38(f).  Under the master heading “Closing Cost Details” with columns stating whether the charge was borrower-paid at or before closing, seller-paid at or before closing, or paid by others, all loan costs associated with the transaction, listed in a table under the heading “Loan Costs.” The table shall contain the items and amounts listed under four subheadings, described in paragraphs (f)(1) through (5) of this section.
																												11/18/2016: See revised CD & credit report invoice
11/18/2016: Audit located revised CD within another finding, and has determined that the documentation submitted reflects the Credit Report fee as "paid by others". Documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. Condition cleared.11/18/2016: Audit reviewed the attached download, and has determined that the invoice was provided, however the revised CD was NOT included. Condition remains.

 FICO is higher than guideline minimum UW guides require FICO of 720, loan qualified with FICO of 785.; Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 20.5 months of reserves; Years in Primary Residence Borrower has resided in subject property for 7 years.

300222940	5a236fa9-56a7-e611-b5f3-d8d385e0a8b2	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The Final Closing Disclosure Contact information section is incomplete. The License Number of the Settlement Agent is missing. A LOE regarding the error is required as well.		11/10/2016: A Post Close CD in the loan file reflects the license number as well as a LOE. Condition cleared. Loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW guides require FICO of 720, loan qualified with FICO of 785.; Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 20.5 months of reserves; Years in Primary Residence Borrower has resided in subject property for 7 years.

300222940	bd390faf-81a7-e611-b5f3-d8d385e0a8b2	Closing Disclosure document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Closing Disclosure document error	The Property Taxes reflected in Section F of the final CD is missing the government entity.	11/18/2016: see attached CD
11/18/2016: Audit review of revised CD includes payee to all fees in Section F, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'.  Condition cleared.

 FICO is higher than guideline minimum UW guides require FICO of 720, loan qualified with FICO of 785.; Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 20.5 months of reserves; Years in Primary Residence Borrower has resided in subject property for 7 years.

300222940	4269041e-54a7-e611-b5f3-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE dated 10/05/2016 is missing the lender's e-mail or phone number under the section, Additional Information About This Loan		11/10/2016: This finding is non material. Loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW guides require FICO of 720, loan qualified with FICO of 785.; Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 20.5 months of reserves; Years in Primary Residence Borrower has resided in subject property for 7 years.

300222940	c9ab83dd-53a7-e611-b5f3-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in file.	11/16/2016: CDA	11/16/2016: A CDA report reflecting a value $900,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW guides require FICO of 720, loan qualified with FICO of 785.; Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 20.5 months of reserves; Years in Primary Residence Borrower has resided in subject property for 7 years.

300222944	83ffb7b6-c0bb-460d-9f7e-37b9c7de51df	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Title – Closing Protection Letter, Title – Courier/Wire/E-Mail Fee, Title – Document Prep, Title – Endorsement Fee, Title Premium for Lender’s Coverage, Title – Recording Fee and Title – Settlement or Closing Fee are reflected in section B of the final Closing Disclosure. The borrower shopped for their own title service provider and did not use the provider on the WLSP. The title service provider fees should be listed in section C of the CD.
																													11/10/2016: A Post Close CD in the loan file reflects the title fees in section C. Condition Cleared. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW guides maximum DTI of 43%, loan qualified with DTI of 39.57%.; FICO is higher than guideline minimum UW guides require FICO of 720, loan qualified with FICO of 782.; Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 15.4 months reserves

300222944	ee262058-c1a6-e611-b5f3-d8d385e0a8b2	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The Final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing. A LOE regarding the errors is required as well.		11/09/2016: A Post Close CD in the loan file reflects the license number as well as a LOE. Condition Cleared. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW guides maximum DTI of 43%, loan qualified with DTI of 39.57%.; FICO is higher than guideline minimum UW guides require FICO of 720, loan qualified with FICO of 782.; Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 15.4 months reserves

300222944	d7900e4c-67a7-e611-b5f3-d8d385e0a8b2	Closing Disclosure document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Closing Disclosure document error	The Property Taxes reflected in Section F of the final CD is missing the government entity.	11/17/2016: see attached CD
11/17/2016: Audit review of revised CD includes payee to all fees in Sections F, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'.  Condition cleared.

 DTI is lower than guideline maximum UW guides maximum DTI of 43%, loan qualified with DTI of 39.57%.; FICO is higher than guideline minimum UW guides require FICO of 720, loan qualified with FICO of 782.; Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 15.4 months reserves

300222944	f673f40a-aba6-e611-b5f3-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE dated 10/21/2016 is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		11/09/2016: This finding is non material. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW guides maximum DTI of 43%, loan qualified with DTI of 39.57%.; FICO is higher than guideline minimum UW guides require FICO of 720, loan qualified with FICO of 782.; Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 15.4 months reserves

300222944	ab87b032-e076-430e-8755-e01b070f92ba	Missing seller’s Closing Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	No	No	No	No	No Cure Missing Doc Not Provided	No Cure Missing Doc Not Provided	N/A Condition Cleared	N/A Condition Cleared	2	2	2	A	A	RA	A	A		Missing seller’s Closing Disclosure	Missing copy of Seller's Closing Disclosure.	11/17/2016: see attached	11/17/2016: Audit reviewed executed Seller CD, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW guides maximum DTI of 43%, loan qualified with DTI of 39.57%.; FICO is higher than guideline minimum UW guides require FICO of 720, loan qualified with FICO of 782.; Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 15.4 months reserves

300222944	2e6897f6-aaa6-e611-b5f3-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in file.	11/17/2016: CDA	11/17/2016: A CDA report reflecting a value $842,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW guides maximum DTI of 43%, loan qualified with DTI of 39.57%.; FICO is higher than guideline minimum UW guides require FICO of 720, loan qualified with FICO of 782.; Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 15.4 months reserves

300222939	8f3309be-01a5-e611-b5f3-d8d385e0a8b2	General Compliance Exception	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													B	B	RB	B	B	General Compliance	General Compliance Exception
The subject loan was funded in a dry funding state.  Final settlement statement in file indicates a cash to borrower of $219.88 vs. the Post Close CD which reflects a cash to close of $18,523.07 with a discrepancy of $18,303.19.

11/11/2016: it is common practice for dry states to collect the deposit at closing usually more than what is needed, they will adjust the fees on the final settlement statement, this should be sufficient proof

11/11/2016(revised): Audit located a Post Closing CD within another finding attachment, and has determined that the Cash to Close reflects $12,703.76 which matches the Final Settlement Statement. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. Condition cleared.  11/11/2016: Audit re-analyzed the Final Settlement Statement and Final CD, and has determined that the Final Settlement Statement reflects a deposit of $12,923.64 minus $219.88 (cash to borrower) for a total of $12,703.76. The Post Closing CD reflects cash to close of $18,523.07 for a difference of $5,819.31. Provide refund/copy of check for the discrepancy or provide an adequate explanation for difference. Condition remains.

300222939	58112fcb-01a5-e611-b5f3-d8d385e0a8b2	Missing Right To Cancel Form	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	TILA	Missing Right To Cancel Form	Right to Cancel Form executed by the co-borrower was not provided in the file. Signatures in file are from the primary borrower only.	11/18/2016: see attached	11/18/2016: Audit reviewed the executed Right To Cancel by co-borrower, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
300222939	9259db43-ab3a-4169-b464-608926a15cd3	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report Fee in section B of the Closing Disclosure does not accurately disclose the name of the payee with a reimbursement to the broker.  The actual name of the payee must be disclosed.  Please note that a letter of explanation to the borrower must also be issued.
																												11/11/2016: please see attached corrected CD
11/11/2016: Audit review of revised CD includes payee to all fees in Sections B, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'.  Condition cleared.

300222939	0d7e8827-cfa2-e611-b5f3-d8d385e0a8b2	Funding occurred before RTC Expiration Date	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	B	RA	A	A		Funding occurred before RTC Expiration Date	The Funding occurred on XX/XX/XXXX while the Right to Cancel expiration was on XX/XX/XXXX		11/04/2016: A Post Closing CD was provided in the loan file with the corrected disbursement date of XX/XX/XXXX. Loan will be rated a B for all agencies.
300222939	59ce1d2e-cfa2-e611-b5f3-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error
The LE dated 09/20/2016 is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.  Additionally, the Recording Service Fee charged by the settlement service provider in section C is missing the introductory description "Title - " Section 1026.37(f)(2) of the regulation indicates: For any item that is a component of title insurance or is for conducting the closing, the introductory description “Title —” shall appear at the beginning of the label for that item.
																													11/04/2016: This finding is non material. Loan will be graded a B for all agencies.
300222939	4657d018-cfa2-e611-b5f3-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in file.	11/11/2016: CDA	11/11/2016: A CDA report reflecting a value $1,660,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300223563	f15ce27b-759c-e611-b5f3-d8d385e0a8b2	General Compliance Exception	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													B	B	RB	B	B	General Compliance	General Compliance Exception	The Remaining Rate Credit reflected in section H of the final Closing Disclosure should be reflected as a Lender's credit.		10/27/2016: A Post Closing CD reflects the remaining rate credit was moved to a lender paid credit. Conditions cleared. The loan will be rated a B for all agencies.
300223563	49b16ebb-e2ad-4d71-bdc8-df5712254fee	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	No Cure	No Cure	N/A Condition Cleared	N/A Condition Cleared	3	3	3	A	A	RA	A	A		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.
																												11/18/2016: see attached disclosure history along with the CD
11/18/2016: Audit review of print screen reflects borrower received CD more than 7 days prior to consummation, documentation submitted is deemed acceptable. Copy of initial Closing Disclosure was also submitted as verification, dated more than 7 days prior to the loan consummation. Condition cleared.

300223563	d181eb83-ae95-4eb9-812a-ec187a88270d	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Title - Courier/Wire/E-Mail Fee, Title - Lender's Attorney Fee, Title - Premium for Lender's Coverage, Title - Settlement or Closing Fee and Title - Title Insurance Binder are reflected in section B the final and post Closing Disclosures. The borrower shopped for their own title service provider and did not use the provider on the WLSP. The title service provider fees should be listed in section C of the CD.
																												11/18/2016: see revised CD
11/18/2016: Audit review of revised CD reflects Sections B fees moved to Section C, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'.  Condition cleared.

300223563	73d2fb47-709c-e611-b5f3-d8d385e0a8b2	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The license number of the Settlement Agent is missing. A LOE regarding the error is required as well.		10/27/2016: A Post Close CD in the loan file reflects the license numbers as well as a LOE. Conditions cleared. The loan will be rated a B for all agencies.
300223563	d7deacc7-6f9c-e611-b5f3-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE dated is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		10/27/2016: This finding is non material. This finding is non material. Loan will be graded a B for all agencies.
300223563	d284a5b3-6f9c-e611-b5f3-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in file.	11/03/2016: CDA	11/03/2016: A CDA report reflecting a value $1,075,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared
300223823	93196599-27b0-e611-b5f3-d8d385e0a8b2	General Compliance Exception	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	General Compliance	General Compliance Exception
The subject loan was funded in a dry funding state.  Estimated Settlement Statement in file indicates a cash to borrower of $91,775.03 vs. the final CD which reflects a cash to borrower of $91,981.24 with a discrepancy of $206.21.  Please provide Final Settlement Statement and explanation of discrepancy
																												11/29/2016: see attached disbursement ledger, cash to close matches the PCCD. Please note the ledger was provided.
11/29/2016: Audit reviewed Final ALTA Settlement Statement, and has determined that the documentation submitted is deemed acceptable. Cash to Close matches the Cash to Close on final CD. Condition cleared.

300223823	def84c34-10ad-e611-b5f3-d8d385e0a8b2	Missing Affiliated Business Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	File is missing the affiliated business disclosure for the broker. If the Broker is not affiliated with any other business, please provide an attestation stating such.	11/29/2016: please see attached letter that was previously included	11/29/2016: Audit review of Broker Affiliated Business Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
300223823	82ec259c-11ad-e611-b5f3-d8d385e0a8b2	Incorrect disclosure of Origination Charges - Section A	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Origination Charges - Section A	The Originator Compensation and Underwriting Fee reflected in section A of the final Closing Disclosure do not reflect the name of the payee.
11/17/2016:  A Post Closing CD provided in the loan file reflects the payee name for the Originator Compensation and Underwriting Fee in section A.  Condition cleared.  Loan will be rated a B for all agencies.

300223823	a0cfadc6-11ad-e611-b5f3-d8d385e0a8b2	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Credit Report and Appraisal Fee in section B of the final Closing Disclosure reflects payee to Mortgage Broker and does not reflect the name of the service provider.		11/17/2016: A Post Closing CD provided in the loan file reflects the payee name for the Credit Report and Appraisal Fee in section B. Condition cleared. Loan will be rated a B for all agencies.
300223823	07e86672-3b23-47cd-a0ac-84b73eb184e5	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The License Number of the Settlement Agent, the License Id, Contact, Contact License ID, Email and Phone Number of the Mortgage Broker and Email or Phone Number of the Lender are missing.

11/17/2016: A Post Closing CD provided in the loan file reflects the Settlement agent's license Id, mortgage broker's information and Lender Phone. Condition cleared.  The loan will be rated a B for all agencies.

300223823	4a2cc882-26b0-e611-b5f3-d8d385e0a8b2	Closing Disclosure document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Closing Disclosure document error	The Property Taxes in Section F is missing the name of the government entity.		11/17/2016: A Post Close CD in the loan file reflects the government entity. The loan will be rated a B for all agencies.
300223823	fb79646a-11ad-e611-b5f3-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		11/17/2016: Non-Material finding. Loan will be rated a B for all agencies.
300223823	b5c5edfc-0fad-e611-b5f3-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in the loan file.	11/29/2016: CDA	11/29/2016: A CDA report reflecting a value $1,010,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300227307	5940e16f-cfad-e611-b5f3-d8d385e0a8b2	General Compliance Exception	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													B	B	RB	B	B	General Compliance	General Compliance Exception
The subject loan was funded in a dry funding state.  Final settlement statement in file indicates a cash to close of $23,784.85 vs the post close CD which reflects a cash to close of $23,765.85 with a discrepancy of $19.00.
																												11/30/2016: The $19.00 difference is the tolerance credit for the recording fee increase that was supposed to be given to the borrower at closing. We will refund the $19.00
11/30/2016: Audit review of revised CD, copy of check for cure of $19, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. Condition cleared.

300227307	9d5a1d04-99ad-e611-b5f3-d8d385e0a8b2	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The Final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing. A LOE regarding the errors is required as well.		11/18/2016: A Post Close CD was provided in the file reflecting the License ID of the Settlement Agent. A letter to the borrower was also provided in the file. Loan will be rated a B for all agencies.
300227307	851b905b-cfad-e611-b5f3-d8d385e0a8b2	DID SHOP Fee (Section C) & Recording Fee (Section E) exceeds 10% summary tolerance	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	1026.19(f)(2)(v) - Tolerance Error: Tolerance cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	19(f)	N/A	3	2	2	A	B	RA	A	A		DID SHOP Fee (Section C) & Recording Fee (Section E) exceeds 10% summary tolerance
Section E Recording Fees are subject to 10% tolerance. LE dated 10/19/2016 reflects recording fees of $200.00 ($220.00 at 10%) with no resulting COC for any subsequent disclosures. The Final CD reflects a charge of $239.00 for a variance/refund required of $19.00 to meet 10% threshold.
																													11/18/2016: The Post Close CD provided in the loan file reflects a tolerance cure of $19.00, which is sufficient. Loan will be rated a B for all agencies.
300227307	b2b75262-b0ad-e611-b5f3-d8d385e0a8b2	Closing Disclosure document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Closing Disclosure document error
The property taxes in section F of the final Closing Disclosure are missing the government entity.  1026.38(g)(2) PREPAIDS. Under the subheading “Prepaids” and in the applicable column as described in paragraph (g) of this section, an itemization of each amount for charges described in § 1026.37(g)(2), the name of the person ultimately receiving the payment or government entity assessing the property tax, provided that the person ultimately receiving the payment need not be disclosed for the disclosure required by § 1026.37(g)(2)(iii) when disclosed pursuant to this paragraph, and the total of all such itemized amounts that are designated borrower paid at or before closing
																												11/30/2016: see attached CD
11/30/2016: Audit review of revised CD includes payee to all fees in Section F, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'.  Condition cleared.

300227307	7874d70b-99ad-e611-b5f3-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE dated 10/19/2016 is missing the lender's e-mail or phone number under the section, Additional Information About This Loan		11/18/2016: This finding is non material. Loan will be graded B for all agencies.
300227307	023eaad4-98ad-e611-b5f3-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in file.	11/30/2016: CDA	11/30/2016: A CDA report reflecting a value $1,880,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300223149	611cf75d-60ab-e611-b5f3-d8d385e0a8b2	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Credit Report Fee on section B is missing the name of the service provider. The service provider is listed as a reimbursement to the broker.		11/15/2016: A Post Close CD listed the service provider. Condition cleared. The loan will be rated a B for all agencies.
300223149	e83086f4-6911-4079-9a0e-99b22740a58c	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License ID of the Settlement Agent is missing. Please note that a letter of explanation to the borrower must also be issued.		11/15/2016: A Post Close CD in the loan file reflects the license of the settlement agent. Condition cleared. The loan will be a rated a B for all agencies.
300223149	a8a233f0-4bab-e611-b5f3-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		11/15/2016: This finding is not material. Loan will be graded a B for all agencies.
300223149	725c5334-baf0-40fe-988f-1056fc8faeb5	Missing seller’s Closing Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	No	No	No	No	No Cure Missing Doc Not Provided	No Cure Missing Doc Not Provided	N/A Condition Cleared	N/A Condition Cleared	2	2	2	A	A	RA	A	A		Missing seller’s Closing Disclosure	Missing Sellers' CD.	11/29/2016: please see attached	11/29/2016: Audit reviewed executed Seller's CD, and had determined that the documentation submitted is deemed acceptable. Condition cleared.
300223149	6cdd611a-4dab-e611-b5f3-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		11/21/16: CDA reflecting a value of $655,000.00 which is a -0.0% variance. Condition Cleared.
300223139	fae26da5-56af-40b4-bc70-40d9cf9606b2	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	N/A Condition Cleared	N/A Condition Cleared	3	3	2	A	A	RA	A	A		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Appraisal Fee of $460.00 reflected in section B of the final Closing Disclosure was not accurately disclosed.  According to the invoice provided in the file, the Appraisal Fee was $325.00 and the Appraisal Management Fee was $135.00.  This breakdown must be reflected in section B of the Closing Disclosure.  Please note that a letter of explanation to the borrower must also be issued.
																													11/28/2016: Audit consulted with Compliance, and has determined that the finding is invalid. Condition rescinded.
300223139	1195a8c0-18a1-e611-b5f3-d8d385e0a8b2	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The License Number of the Settlement Agent is missing.  Please note that a letter of explanation to the borrower must also be issued.
																													11/02/2016: A Post Close CD in the loan file reflects the license number of the Settlement Agent. A letter to the borrower was also provided. Loan will be graded a B for all agencies.
300223139	0654b539-b6a1-e611-b5f3-d8d385e0a8b2	Closing Disclosure document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Closing Disclosure document error	The Remaining Rate Credit reflected in Section H of the final Closing Disclosure should be reflected as Lender Paid Closing Cost.	11/28/2016: please see attached
11/28/2016: Audit reviewed the revised CD, and has determined that in instances where a principal curtailment (principal reduction) is needed to reduce the cash back to the borrower, it is allowable to reflect the principle curtailment (principle reduction) in the Payoffs and Payments table on the Alternate form. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. Condition cleared.

300223139	3be420e1-18a1-e611-b5f3-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE dated 09/30/2016 is missing the lender's e-mail or phone number under the section, Additional Information About This loan.		11/02/2016: This finding is non material. Loan will be graded a B for all agencies.
300223139	c008687d-16a1-e611-b5f3-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in file.	11/09/2016: CDA	11/09/2016: A CDA report reflecting a value $905,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300223138	e0dccb7f-c1a2-e611-b5f3-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.	11/09/2016: CDA	11/09/2016: A CDA report reflecting a value $1,850,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300223138	b37dcff5-f0a4-e611-b5f3-d8d385e0a8b2	General Compliance Exception	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													B	B	RB	B	B	General Compliance	General Compliance Exception
The subject loan was funded in a dry funding state.  Estimated Settlement Statement in file indicates a cash to close of $22,363.25 vs. the final Post Close CD which reflects a cash to close of $21,274.38 with a discrepancy of $1,088.87.  Please provide Final Settlement Statement and explanation of discrepancy.
																												11/14/2016: please see attached
11/14/2016: Audit reviewed the revised CD, and has determined that the Final Settlement Statement reflects a Deposit of $18,232.49 minus $122(balance to borrower) equals $18,110.49 which matches the Post Closing CD of $18,110.49. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.  Condition cleared.

300223138	31d91cbb-f53a-4312-aa05-488cd6076924	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	N/A Condition Cleared	N/A Condition Cleared	3	3	2	A	A	RA	A	A		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Appraisal Fee of $615.00 reflected in section B of the final Closing Disclosure was not accurately disclosed.  According to the invoice provided in the file, the Appraisal Fee was $450.00 and the Appraisal Management Fee was $165.00.  This breakdown must be reflected in section B of the Closing Disclosure.  Please note that a letter of explanation to the borrower must also be issued.
																												11/14/2016: please see attached	11/14/2016: Audit consulted with Compliance, and has determined that the finding is invalid. Condition rescinded.
300223138	44e1e886-c7a2-e611-b5f3-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		11/07/2016: This finding is not material. Loan will be graded a B for all agencies.
300247575	b49c668d-39b6-e611-b5f3-d8d385e0a8b2	Broker Affiliated Business Disclosure not provided within 3 business days of application date.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	B	RA	A	A	Federal Consumer Protection	Broker Affiliated Business Disclosure not provided within 3 business days of application date.	File is missing the Broker Affiliated Business Disclosure. If the broker is not affiliated with any other businesses, please provide an attestation stating such.		11/29/2016: A letter dated 11/21/2016 provided in the file states that the broker has no affiliated businesses. Loan will be rated a B for all agencies.
300247575	ad7ae08d-59d7-48b0-9b7e-f83aa5b3f598	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Title Closing Protection, Title-Courier/Wire/E-mail, Title-Endorsement Fee, Title-Mobile Notary Fee, Title-Premium for Lender's Coverage and Title-E-Doc Fee are reflected in section B of the final Closing Disclosure.  The Borrower shopped for their title service provider and did not use the provider on the WLSP.  The title service provider fees should be listed in section C of the CD.  Please note that a letter of explanation to the borrower must also be issued.

11/28/2016:  A Post Close CD in the loan file reflects the fee in the correct section C for Did Shop For. A letter to the borrower was also provided in file.  Condition cleared.  Loan will be graded a B for all agencies.

300247575	8c7a905b-ea9a-4997-8516-b0a45f65e9f9	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	1026.19(f)(2)(v) - Tolerance Error: Tolerance cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	2	2	B	B	RB	B	B		Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated 09/22/2016 reflects a Credit Report Fee of $100.00 with no resulting CoC for any subsequent disclosures.  The final CD reflects a Credit Fee of $103.00.  This fee is in a 0% tolerance section. Lender tolerance cure of $3.00 is required.
																													11/29/2016: The final closing disclosure reflects a post close tolerance cure of $3.00, which is sufficient. Loan will be rated a B for all agencies.
300247575	2e344c6d-adb5-e611-b5f3-d8d385e0a8b2	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error
The Final Closing Disclosure Contact Information section is incomplete.  The License Number of the Settlement Agent is missing.  Please note that a letter of explanation to the borrower must also be issued.

11/28/2016:  A Post Close CD in the loan file reflects the License ID of the Settlement Agent.  A letter to the borrower was also provided in file. Condition Cleared.  Loan will be graded a B for all agencies.

300247575	b4d20767-adb5-e611-b5f3-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE dated 11/02/2016 is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		11/28/2016: This finding is non material. Loan will be graded a B for all agencies.
300247575	23dcd05d-adb5-e611-b5f3-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in file.		12/01/2016: CDA provided reflecting a value of $720,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300224924	49bfff5e-6aab-e611-b5f3-d8d385e0a8b2	General Compliance Exception	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													B	B	RB	B	B	General Compliance	General Compliance Exception	The Credit Report fee of the final Closing Disclosure in section B is missing the correct service provider name.		11/15/2016: A Post Close CD in the loan file reflects the correct service provider name. Condition cleared. The loan will be rated a B for all agencies.
300224924	a5525578-eaf0-472f-8797-016bfc29b679	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Title-Endorsement Fee, Title-Loan Tie in Fee, Title-Mobile Notary Fee(Travel), Title-premium for Lender's Coverage, Title-Recording Fee and Title-Settlement of Closing Fee are reflected in section B of the final Closing Disclosure.  The borrower shopped for their own title service provider and did not use the provider on the WLSP.  The title service provider fees should be listed in section C of the CD.
																													11/15/2016: A Post Close CD was provided in the loan file reflecting the title fees in section C. Loan will be graded a B for all agencies.
300224924	0d41a954-37ab-e611-b5f3-d8d385e0a8b2	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The Final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing. A LOE regarding the errors is required as well.		11/15/2016: A Post Close CD in the loan file reflects the license numbers as well as a LOE. Condition cleared. Loan will be graded a B for all agencies.
300224924	59fae45d-37ab-e611-b5f3-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE dated 09/22/2016 is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		11/15/2016: This finding is non material. Loan will be graded a B for all agencies.
300224924	88d6f235-37ab-e611-b5f3-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was missing from the file.	11/18/2016: CDA	11/18/2016: A CDA report reflecting a value $600,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300223813	f9868db7-c5a5-e611-b5f3-d8d385e0a8b2	General Compliance Exception	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind													A	A	RA	A	A	General Compliance	General Compliance Exception
The subject loan was funded in a dry funding state.  Final settlement statement in file indicates a cash to close of $4,570.82 and refund of $259.70 vs. the post close CD which reflects a cash to close of $4,383.12 with a discrepancy of $187.70. The file did not contain a copy of the refund of $259.70 provided to the consumer which appears to also include a refund of $21.35 for the credit report and $50.00 refund for increase in Title – Courier/Wire/E-Mail Fee.
																												11/14/2016: The final Settlement Statement cash to close is $4,311.77 (Initial Deposit of $4,570.82 less Balance Due you of $259.05).
11/14/2016: Audit concurs with the Lender Rebuttal, the Final Settlement Statement reflects a Deposit of $4,570.82 minus $259.05 (balance to borrower) equals $4,311.77 which matches the Post Closing CD of $4,383.12 minus $21.35 (refund credit report) minus $50 (increase in title fees) equals $4,311.77. No violation or refund required. Condition rescinded.

300223813	544708f1-c4a5-e611-b5f3-d8d385e0a8b2	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The credit report fee in section B of the final Closing Disclosure is missing the name of the service provider.
11/08/2016:  A Post Closing CD provided in the file reflects the service provider for the credit report.  A letter to the borrower was also provided in the loan file.  Loan will be rated a B for all agencies.

300223813	0c36f242-1dba-4f5e-b8e4-34100bebc300	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License ID of the Settlement Agent is missing.
11/08/2016:  A Post Closing CD provided in the loan reflects the License ID of the Settlement Agent. A letter to the borrower was also provided in the loan file.  Loan will be rated a B for all agencies.

300223813	a851b753-c5a5-e611-b5f3-d8d385e0a8b2	Closing Disclosure document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Closing Disclosure document error
All loan costs associated with the transaction need to be listed regardless of who pays the fee. 1026.38(f) Under the master heading “Closing Cost Details” with columns stating whether the charge was borrower-paid at or before closing, seller-paid at or before closing, or paid by others, all loan costs associated with the transaction, listed in a table under the heading “Loan Costs.” The table shall contain the items and amounts listed under four subheadings, described in paragraphs (f)(1) through (5) of this section.  The credit reports in the loan file reflect a total of $55.80 in fees.  The post close CD reflects $21.35 for the credit report fee.
																												11/14/2016: Broker credit reports in file total $50.70 ($29.35 + $21.35). The $5.10 charge was to the lender and was not allocated to this loan transaction.
11/14/2016: Audit review of Post Closing CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

300223813	7599b2b9-c4a5-e611-b5f3-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE dated 09/23/2016 is missing the lender's phone number under the section, Additional Information About This Loan.		11/08/2016: This finding is not material. Loan will be graded a B for all agencies.
300223813	83bd4f36-c4a5-e611-b5f3-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.	11/14/2016: CDA	11/14/2016: A CDA report reflecting a value $1,165,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300228962	16c674b3-64ab-e611-b5f3-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		11/22/16: CDA reflecting a value of $870,000.00 which is a -0.0% variance. Condition Cleared.
300228962	e8527109-cbac-e611-b5f3-d8d385e0a8b2	General Compliance Exception	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	General Compliance	General Compliance Exception
The subject loan was funded in a dry funding state.  Final settlement statement in file indicates a cash to close of $152,259.54 vs. the Post Close CD which reflects a cash to close of $153,010.64 with a discrepancy of $751.11.
																													11/22/16: Lender provided the corrected CD, LOE to the borrower, and evidence of mailing. Condition cleared.
300228962	a7029afc-caac-e611-b5f3-d8d385e0a8b2	Broker Affiliated Business Disclosure not provided within 3 business days of application date.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	B	RA	A	A	Federal Consumer Protection	Broker Affiliated Business Disclosure not provided within 3 business days of application date.	File is missing the Broker Affiliated Business Disclosure. If the broker is not affiliated with any other businesses, please provide an attestation stating such.		11/17/2016: A letter was provided in the file dated XX/XX/XXXX attesting that the broker is not affiliated with any other businesses. Loan will be rated a B for all agencies.
300228962	8a5c490c-9e2f-41c4-92d6-74f191c8da88	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	No Cure	No Cure	N/A Condition Cleared	N/A Condition Cleared	3	3	3	A	A	RA	A	A		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Evidence of borrower's receipt of initial CD 3 days prior to consummation was not provided. The initial CD is not dated within 3 days of the consummation date.  When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  E-Disclosure Tracking Summary provided in file reflects Initial CD was mailed to borrower on 10/15/2016, however there is no evidence of the Initial CD dated 10/15/2016 in the file.
																													11/22/16: Lender provided the initial CD dated XX/XX/XXXX. Condition cleared.
300228962	2ae58ade-4d5a-42e3-8fce-653f79bea950	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report Fee in section B of the final Closing Disclosure reflects “reimburse” and does not reflect the name of the payee.  Please note that a letter of explanation to the borrower must also be issued.
																													11/17/2016: A Post Close CD was provided in the file reflecting the payee for the Credit Report Fee. A letter was also provided to the borrower. Loan will be rated a B for all agencies.
300228962	96f44422-cbac-e611-b5f3-d8d385e0a8b2	Missing Closing Disclosure / CD Not in File	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes	Yes	No Cure - Missing Doc Not Provided	No Cure	N/A - Condition Cleared	N/A Condition Cleared	3	3	3	A	A	RA	A	A		Missing Closing Disclosure / CD Not in File	Missing Initial CD. E-Disclosure Tracking Summary reflects Closing Disclosure was distributed and e-signed on XX/XX/XXXX, however this CD was not provided in the loan file.		11/22/16: Lender provided the initial CD dated XX/XX/XXXX. Condition cleared.
300228962	47c496bd-9d80-481a-b634-92d16ab424ff	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License ID of the Settlement Agent is missing. Please note that a letter of explanation to the borrower must also be issued.		11/17/2016: A Post Close CD was provided in the file reflecting the License ID of the Settlement Agent. A letter to the borrower was also provided in the file. Loan will be rated a B for all agencies.
300228962	7db0a514-cbac-e611-b5f3-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error
The LE is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.  Additionally, the Sub Escrow Fee charged by the settlement service provider in section C is missing the introductory description "Title - " Section 1026.37(f)(2) of the regulation indicates: For any item that is a component of title insurance or is for conducting the closing, the introductory description “Title —” shall appear at the beginning of the label for that item.
																													11/17/2016: This finding is not material. Loan will be graded a B for all agencies.
300223859	e226f9ed-90aa-e611-b5f3-d8d385e0a8b2	Failure to obtain Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A	Legal Documents	Failure to obtain Documentation
Missing copy of Equity Statement or Executed Final Alt A Settlement Statement as proof of sale of departing residence.  Preliminary Alt A Settlement Statement provided in file was unexecuted.  Additional conditions may apply.
																													11/22/16: Lender provide the executed final settlement statement for the sale of the departing residence. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.04%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 741; Years in Field Borrower has 10 years in Field

300223859	933312b3-91aa-e611-b5f3-d8d385e0a8b2	Assets Verified Were Not Sufficient to Close	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A		Assets Verified Were Not Sufficient to Close	Short funds to close due to missing proof of sale of departing residence. Additional conditions may apply.		11/22/16: Lender provide the executed final settlement statement for the sale of the departing residence. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.04%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 741; Years in Field Borrower has 10 years in Field

300223859	804b1cd3-3d80-4e81-a16e-c659c6a4367f	Ability to Repay Non-Compliant: Lender utilized unverified assets in borrower qualification	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	QM/ATR	Ability to Repay Non-Compliant: Lender utilized unverified assets in borrower qualification	Short funds to close due to missing proof of sale of departing residence.		11/22/16: Lender provide the executed final settlement statement for the sale of the departing residence. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.04%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 741; Years in Field Borrower has 10 years in Field

300223859	f920ee9c-c092-48ce-9f02-44c78948433f	Ability to Repay Non-Compliant: Reserves are less than guideline requirement when utilizing ATR qualifying methods	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	QM/ATR	Ability to Repay Non-Compliant: Reserves are less than guideline requirement when utilizing ATR qualifying methods	Short funds to close due to missing proof of sale of departing residence.		11/22/16: Lender provide the executed final settlement statement for the sale of the departing residence. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.04%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 741; Years in Field Borrower has 10 years in Field

300223859	caa5fdcb-94aa-e611-b5f3-d8d385e0a8b2	Broker Affiliated Business Disclosure not provided within 3 business days of application date.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	B	RA	A	A	Federal Consumer Protection	Broker Affiliated Business Disclosure not provided within 3 business days of application date.	File is missing the Broker Affiliated Business Disclosure. If the broker is not affiliated with any other businesses, please provide an attestation stating such.		11/14/2016: A letter to the borrower dated 11/04/2016 was provided in the file stating the broker is not affiliated with any other businesses. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.04%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 741; Years in Field Borrower has 10 years in Field

300223859	3c0e2fca-93aa-e611-b5f3-d8d385e0a8b2	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	A	A	RA	A	A		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Appraisal Fee in section B of the final Closing Disclosure reflects “reimburse” and does not reflect the name of the payee.  Additionally, a Credit report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file.  The Credit Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.

11/22/16: 11/22/16: Lender provided the corrected CD, LOE to the borrower, and evidence of mailing. Condition cleared.11/14/2016:  A Post Close CD provided in the loan file reflects the payee for the Appraisal Fee, however the Credit Report Fee must be still be disclosed or an attestation provided.  Loan will be rated a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.04%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 741; Years in Field Borrower has 10 years in Field

300223859	8fd9defe-7e78-43ae-b61c-988d61ef6b89	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	A	A	RA	A	A		Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The License ID for the borrowers and sellers real estate broker is missing. The License ID for the settlement agent is missing. Please note that a letter of explanation to the borrower must also be issued.

11/22/16: Lender provided the corrected CD, LOE to the borrower, and evidence of mailing. Condition cleared.11/14/2016:  A Post Close CD provided in file reflects License ID for the Buyers Real Estate Broker, however the License ID for the Sellers Real Estate Broker and the Settlement Agent are still missing.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.04%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 741; Years in Field Borrower has 10 years in Field

300223859	18baa351-93aa-e611-b5f3-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE dated 09/26/2016 is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		11/14/2016: This is a non-material finding. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.04%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 741; Years in Field Borrower has 10 years in Field

300223859	1f3dd862-94aa-e611-b5f3-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.	11/18/2016: CDA	11/18/2016: A CDA report reflecting a value $688,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.04%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 741; Years in Field Borrower has 10 years in Field

300224021	342da586-16ac-e611-b5f3-d8d385e0a8b2	General Compliance Exception	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	General Compliance	General Compliance Exception
The subject loan was funded in a dry funding state.  Final settlement statement in file indicates a cash to close of $125,908.12 vs the post close CD which reflects a cash to close of $125,898.12 with a discrepancy of $10.00.

11/22/16: The $10.00 discrepancy is due to the $10.00 tolerance cure for the credit report increase from $19.20 on the LE to $29.20 on the CD which is not reflected on the final Settlement Statement (part of the $1,575.00 tolerance credit). The $1,575.00 tolerance credit is comprised of $1,565.00 lender credit for the rate decrease ($8,030.00 on the XX/XX/XXXX CD less $6,465.00 on final CD) plus the $10.00 credit report increase. The final CD lender credit of $6,465.00 is the difference between the broker comp of $12,500.00 and the Points of $6,035.00 as shown in the Job Aid.

11/22/16: Tolerance credit is comprised of $1,565.00 lender credit for the rate decrease ($8,030.00 on the XX/XX/XXXX CD less $6,465.00 on final CD) plus the $10.00 credit report increase. Condition cleared.

300224021	657d5416-16ac-e611-b5f3-d8d385e0a8b2	Missing Affiliated Business Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	File is missing the Broker's Affiliated Business Disclosure. If the broker is not affiliated with any other businesses, please provide an attestation stating such.		11/22/16: Lender provided the broker's affiliated business disclosure dated within 3 days of the application date. Condition cleared.
300224021	8fc532d7-9b4a-4792-8389-500b08e1db94	Origination Charges - Section A on C.D. exceeds L.E. Fee (0% Variance) - not supported by C.O.C	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	1026.19(f)(2)(v) - Tolerance Error: Tolerance cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	19(f)	N/A	3	2	2	A	B	RA	A	A		Origination Charges - Section A on C.D. exceeds L.E. Fee (0% Variance) - not supported by C.O.C
The final CD dated XX/XX/XXXX reflects a Discount Fee of $4,470.00 with no resulting CoC for any subsequent disclosures.  The Post Close CD reflects a Discount Fee of $6,035.00.  This fee is in a 0% tolerance section. Lender tolerance cure of $1,565 is required.
																													11/17/2016: The Post Close CD reflects a post close tolerance cure of $1,575, which is sufficient.
300224021	73dc36d3-15ac-e611-b5f3-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		11/16/2016: Non-Material finding. Loan will be rated a B for all agencies.
300224021	2c6a94d0-14ac-e611-b5f3-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		11/22/16: CDA reflecting a value of $650,000.00 which is a -0.0% variance. Condition Cleared.
300226900	cf14e9d1-c0b1-e611-b5f3-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in file.		11/30/2016: CDA provided reflecting a value of $1,015,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300226900	001e5bea-c0b1-e611-b5f3-d8d385e0a8b2	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Credit Report Fee in section B of the Closing Disclosure reflects "reimburse" and does not reflect the name of the payee.		11/25/2016: A Post Close CD was provided reflecting the payee for the Credit Report Fee. A letter was also provided to the borrower. Loan will be rated a B for all agencies.
300226900	37259145-c8b1-e611-b5f3-d8d385e0a8b2	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The Final Closing Disclosure Contact Information section is incomplete. The license number of the Real Estate Broker for the Seller is missing. A LOE regarding the errors is required as well.		11/23/2016; A Post Close CD reflects the license number. A letter was also provided. Condition cleared. Loan will be graded a B for all agencies.
300226900	b9d50ae4-c0b1-e611-b5f3-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE dated 10/05/2016 is missing the lender's e-mail or phone number under the section: Additional Information About This Loan.		11/23/2016: This finding is non material. Loan will be graded a B for all agencies.
300229388	fddb03d9-e5a5-e611-b5f3-d8d385e0a8b2	General Compliance Exception	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	General Compliance	General Compliance Exception
All loan costs associated with the transaction need to be listed regardless of who pays the fee. 1026.38(f) Under the master heading “Closing Cost Details” with columns stating whether the charge was borrower-paid at or before closing, seller-paid at or before closing, or paid by others, all loan costs associated with the transaction, listed in a table under the heading “Loan Costs.” The table shall contain the items and amounts listed under four subheadings, described in paragraphs (f)(1) through (5) of this section.  Two credit reports in the file have costs of $5.10 and $21.06.
																													11/22/16: Lender provided the corrected CD, LOE to the borrower, and evidence of mailing. Condition cleared.
300229388	a8665915-e8a5-e611-b5f3-d8d385e0a8b2	General Compliance Exception 2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A		General Compliance Exception 2
The subject loan was funded in a dry funding state.  Final settlement statement in file indicates a cash to close of $155,929.94 vs. the final CD which reflects a cash to close of $155,984.94 with a discrepancy of $55.00.
																													11/22/16: Lender provided the corrected CD, LOE to the borrower, and evidence of mailing. Condition cleared.
300229388	0d94420f-07a3-4c29-8886-b4d4691e14e1	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	A	A	RA	A	A		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Title-Courier/Wire-E-Mail, Title-Endorsement, Title-Miscellaneous Title Charges, Title-Mobile Notary, Title-Premium for Lender's Coverage, Title-Recording and Title-Settlement or Closing fees are reflected in section B of the final Closing Disclosure. The borrower shopped for their own title service provider and did not use the provider on the WLSP.  The title service provider fees should be listed in section C of the CD.
																													11/22/16: Lender provided the corrected CD, LOE to the borrower, and evidence of mailing. Condition cleared.
300229388	37e4f7bd-4851-4f39-8783-46531b1df2f1	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License ID of the Borrowers Real Estate Broker, Sellers Real Estate broker and the Settlement Agent is missing.
11/08/2016:  A Post Closing CD provided in the loan file reflects the License ID of the real estate brokers and the settlement agent.  A letter to the borrower was also provided in the loan file.  Loan will be rated a B for all agencies.

300229388	b4bb1dc0-10db-470f-beae-a696b42f53e6	DID SHOP Fee (Section C) & Recording Fee (Section E) exceeds 10% summary tolerance	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	1026.19(f)(2)(v) - Tolerance Error: Tolerance cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	19(f)	N/A	3	2	2	A	A	RA	A	A		DID SHOP Fee (Section C) & Recording Fee (Section E) exceeds 10% summary tolerance
The Recording fee was disclosed on LE as $0.00 and on the final Post Close CD as $124.00, exceeding the allowable 10% tolerance.  A tolerance cure of $124.00 is required. No evidence of tolerance cure provided in file.
																													11/22/16: Lender provided the corrected CD, Refund, LOE to the borrower, and evidence of mailing. Condition cleared.
300229388	d31f31eb-aeae-4291-8ba6-e116f1c3865f	Missing corresponding C.O.C for most Recent L.E/C.D. in File	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	No Cure - Missing Doc Not Provided	No Cure - Missing Doc Not Provided	N/A - Condition Cleared	N/A	3	3	3	A	A	RA	A	A		Missing corresponding C.O.C for most Recent L.E/C.D. in File
Missing corresponding COC for final Post Close CD as the Recording Fee has increased from $0.00 to $124.00 and the Transfer Taxes has increased from $0.00 to $630.30.  The file is missing evidence of a valid change of circumstance.
																													11/22/16: Lender provided the corrected CD, Refund, LOE to the borrower, and evidence of mailing. Condition cleared.
300229388	60c03ff9-3545-4759-a9cf-dee6c57dbd25	Transfer tax Fees on C.D. exceeds corresponding LE fees (0% Tolerance) - not supported by C.O.C.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	1026.19(f)(2)(v) - Tolerance Error: Tolerance cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	2	2	A	A	RA	A	A		Transfer tax Fees on C.D. exceeds corresponding LE fees (0% Tolerance) - not supported by C.O.C.
The LE dated 10/17/2016 reflects Transfer Taxes of $0.00 with no resulting COC for subsequent disclosures. The final Post Close CD dated reflects taxes in Section E of $630.30 resulting in a variance of $630.30. Refund for cure due.
																													11/22/16: Lender provided the corrected CD, Refund, LOE to the borrower, and evidence of mailing. Condition cleared.
300229388	a44acf98-e5a5-e611-b5f3-d8d385e0a8b2	Closing Disclosure document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	A	A	RA	A	A		Closing Disclosure document error	The property taxes in Section F of the Final CD is missing the government entity.		11/22/16: Lender provided the corrected CD, Refund, LOE to the borrower, and evidence of mailing. Condition cleared.
300229388	81d8ae64-e5a5-e611-b5f3-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE dated 10/17/2016 is missing the lender's phone number under the section, Additional Information About This Loan.		11/08/2016: This finding is not material. Loan will be graded a B for all agencies.
300229388	b429e9d9-e3a5-e611-b5f3-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.	11/14/2016: CDA	11/14/2016: A CDA report reflecting a value $573,000.00 which is a 0.0% variance was provided. Condition Cleared.
300225966	a5d99531-52ac-e611-b5f3-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in the file.		11/22/16: CDA reflecting a value of $910,000.00 which is a -0.0% variance. Condition Cleared.
300225966	8bac9bb6-07ad-e611-b5f3-d8d385e0a8b2	General Compliance Exception	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													B	B	RB	B	B	General Compliance	General Compliance Exception	The credit report fee in section B of the final Closing Disclosure is missing the name of the service provider.		11/16/2016: A Post Closing CD provided in the loan file reflects the provider for the credit report fee. Loan will be graded a B for all agencies.
300225966	fedd1c7c-c9d4-410c-b287-7db41303a317	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Title-Abstract or title Search, Title-Premium for Lender's Coverage and Title-Settlement or Closing fees are reflected in section B of the final Closing Disclosure. The borrower shopped for their own title service provider and did not use the provider on the WLSP. The Title-Abstract or Title Search, title-Premium for Lender's Coverage and Title-Settlement or Closing fees should be listed in section (C, H) of the CD.
																													11/16/2016: A Post Close CD in the loan file reflects the title provider fees in Section C. Loan will be graded a B for all agencies.
300225966	aad1d43d-52ac-e611-b5f3-d8d385e0a8b2	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error
The Final Closing Disclosure section is incomplete.  The License Number of the Real Estate Broker for the Buyer and the Real Estate Broker for the seller are missing.  A LOE regarding the errors is required as well.
																													11/16/2016; A Post Close CD in the loan file reflects the license numbers as well as a LOE. Loan will be graded a B for all agencies.
300225966	3bafab53-5362-46be-9d14-dff9163fbdaf	APR on Final Closing Disclosure is inaccurate in relation to previous Initial disclosure(s) – no evidence of further re-disclosure in file (APR < 0.125 variance – Over disclosed)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes, Potentially	Yes	No Cure	TILA 130(b) - within 60 days of discovery	N/A Condition Cleared	N/A Condition Cleared	2	2	2	A	A	RA	A	A		APR on Final Closing Disclosure is inaccurate in relation to previous Initial disclosure(s) – no evidence of further re-disclosure in file (APR < 0.125 variance – Over disclosed)	The APR for the Final Closing Disclosure was 3.602% while the Loan Estimate APR was 3.755%, a variance of 0.153%.
11/29/2016: There is nothing to correct on the CD, as explained the seller credit was itemized on the CD. The LE is lumpsummed and higher. The CD was given more than 3 days prior to closing and all the CD's reflect the itemization.11/22/16: The reason for the APR decrease is because we lump summed the seller credit on the LE but itemized on the CD. The initial CD dated XX/XX/XXXX itemized the seller credit with an APR of 3.618%, which was given more than 3 days prior to closing.

11/29/2016: Audit re-analyzed the APR on LE and CD's, and has determined that the APR is within tolerance. Condition cleared. 11/22/16: Please provide a corrected CD, and LOE to the borrower. Condition maintained.

300225966	8f70def3-53ac-e611-b5f3-d8d385e0a8b2	Closing Disclosure document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Closing Disclosure document error
1026.38(g)(2) PREPAIDS. Under the subheading “Prepaids” and in the applicable column as described in paragraph (g) of this section, an itemization of each amount for charges described in § 1026.37(g)(2), the name of the person ultimately receiving the payment or government entity assessing the property tax, provided that the person ultimately receiving the payment need not be disclosed for the disclosure required by § 1026.37(g)(2)(iii) when disclosed pursuant to this paragraph, and the total of all such itemized amounts that are designated borrowerpaid at or before closing
																												11/29/2016: see revised CD
11/29/2016: Audit review of revised CD includes payee to all fees required, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'.  Condition cleared.

300225966	03e19e11-53ac-e611-b5f3-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE dated 10/19/2016 is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		11/16/2016: This finding is non material. Loan will be graded a B for all agencies.
300224432	c136ff0e-03a6-e611-b5f3-d8d385e0a8b2	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The appraisal and credit report fees in section B of the final Closing Disclosure are missing the name of the service provider.
11/08/2016:  A Post Closing CD provided in the loan file reflects the service providers for the appraisal and credit report. A letter to the borrower was also provided in the loan file.  Loan will be rated a B for all agencies.

300224432	4d5fb39a-fb43-4cde-a1e7-7ccdea442ea3	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License ID of the Settlement Agent is missing.
11/08/2016: A Post Closing CD provided in the loan file reflects the License ID of the Settlement Agent.  A letter to the borrower was also provided in the loan file.  Loan will be rated a B for all agencies.

300224432	ff4b946d-03a6-e611-b5f3-d8d385e0a8b2	Closing Disclosure document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Closing Disclosure document error	The property taxes in section F of the final Closing Disclosure are missing the government entity.	11/28/2016: please see attached
11/28/2016: Audit review of revised CD includes payee to fees in Sections F, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'.  Condition cleared.

300224432	a33f8be5-02a6-e611-b5f3-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE dated 10/13/2016 is missing the lender's phone number under the section, Additional Information About This Loan.		11/08/2016: This finding is not material. Loan will be graded a B for all agencies.
300224432	00b1e098-02a6-e611-b5f3-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.	11/14/2016: CDA	11/14/2016: A CDA report reflecting a value $935,000.00 which is a 2.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300229387	3b6e821f-75aa-e611-b5f3-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in file.	11/17/2016: CDA	11/17/2016: A CDA report reflecting a value $891,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300229387	acc8b678-71b3-413a-b423-599e452da437	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report Fee in section B of the Closing Disclosure reflects "reimburse" and does not reflect the name of the payee.  Additionally, the Title-Courier/Wire/Email Fee, Title- Endorsement Fee, Title-Mobile Notary Fee, Title-Premium for Lender's Coverage, Title Recording Fee, Title Settlement or Closing Fee and Title-Sub-Escrow are reflected in section B of the Final Closing Disclosure. The borrower shopped for their own title service provider and did not use the provider on the WLSP.  The title service provider fees should be listed in section C of the CD.
																													11/14/2016: A Post Closing CD was provided in the loan file reflecting the payee for the Credit Report fee and the title fees in section C. Loan will be graded a B for all agencies.
300229387	07f39343-75aa-e611-b5f3-d8d385e0a8b2	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The License Number of the Settlement agent, License Number of the Borrowers and Sellers Real Estate brokers are missing.  A LOE regarding the errors is required as well.
																													11/14/2016: A Post Close CD in the loan file reflects the license numbers as well as a LOE. Condition cleared. The loan will be rated a B for all agencies.
300229387	8bb3119e-7baa-e611-b5f3-d8d385e0a8b2	Closing Disclosure document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	A	A	RA	A	A		Closing Disclosure document error	The property taxes in section F of the final Closing Disclosure are missing the government entity.		11/22/16: Lender provided the corrected CD, LOE to the borrower, and evidence of mailing. Condition cleared.
300229387	a128252e-75aa-e611-b5f3-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE Dated 10/17/2016 is missing the lender's e-mail or phone number under the section, additional Information About This Loan.		11/14/2016: This finding is non material. Loan will be graded a B for all agencies.
300225201	468bf08b-3bac-e611-b5f3-d8d385e0a8b2	Missing Affiliated Business Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	File is missing the Broker Affiliated Business Disclosure. If the broker is not affiliated with any other businesses, please provide an attestation stating such.		11/23/16: Lender provided the broker's affiliated business disclosure. Condition cleared.
300225201	42bd6a05-5a6c-4c47-9a40-e1ae9b2d9063	Incorrect disclosure of Origination Charges - Section A	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Origination Charges - Section A
Compensation to a third party loan originator from both the consumer and the creditor in the transaction is prohibited under 1026.36(d)(2). Ref: 1026.38(f)(1)-2. Borrower paid an Origination fee of $2,077.34.  Refund to cure required of $2,077.34.  File contains a signed Borrower Loan Option form in which Lender-Paid Broker Compensation was selected.
																												11/23/16: See revised CD and Job Aid.
11/29/16: Audit consulted with Compliance, and has determined that sufficient evidence was submitted that verified no violation for dual compensation was reflected on the CD. A revised CD, Notification of the error (i.e., the letter to borrower), compensation breakdown and evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. Condition cleared.

300225201	81743b86-3600-4abf-9131-3a350b620f05	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report Fee in section B of the final Closing Disclosure reflects “reimburse” and does not reflect the name of the payee.  Please note that a letter of explanation to the borrower must also be issued.
																													11/16/2016: A Post Close CD provided in the loan file reflects the payee for the Credit Report Fee. A letter to the borrower was also provided in the file. Loan will be rated a B for all agencies.
300225201	5ff412f9-08ac-e611-b5f3-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE dated 09/30/2016 is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		11/16/2016: This finding is non material. Loan will be graded a B for all agencies.
300225201	376d7de9-08ac-e611-b5f3-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in file.		11/23/16: CDA reflecting a value of $730,000.00 which is a -0.0% variance. Condition Cleared.
300233670	5492adcd-7431-4e65-9f0d-74b4fff18de4	Missing Initial Escrow Account Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind													A	A	RA	A	A	General Compliance	Missing Initial Escrow Account Disclosure	Missing Initial Escrow Account Disclosure.	we don't use initial escrow disclosures anymore	11/30/2016: Initial escrows are on the Closing Disclosure. Condition rescinded.
300233670	31a91672-16ad-e611-b5f3-d8d385e0a8b2	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Credit Report in section B of the final Closing Disclosure is missing the name of the service provider.		11/17/2016: Corrected on post close CD. Loan will be rated a B.
300233670	c54997c9-5632-4ba9-a61f-80a033bad736	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	1026.19(f)(2)(v) - Tolerance Error: Tolerance cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	2	2	B	B	RB	B	B		Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The LE reflects a Credit Report Fee of $0 with no resulting CoC for any subsequent disclosures. The Final CD reflects a Credit Report Fee of $26.10 resulting in a $26.10 refund due for cure.		11/17/2016: A Post Closing CD reflects a RESPA Credit Report charge cure. Condition cleared. Loan will be rated a B for all agencies.
300233670	8ce1ac80-23e3-4830-851d-e87accebc194	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Sub Escrow Fee is reflected in section H of the final Closing Disclosure. The borrower shopped for their own Sub Escrow Fee and did not use the provider on the WLSP. All the title service provider fees should be listed in section C of the CD.
																													11/17/2016: A Post Close CD in the loan file moved Sub Escrow from H to B. Condition cleared. The loan will be rated a B for all agencies.
300233670	c233e504-8717-4492-929c-28efae987e4c	Finance Charge under disclosed (Exceeds $35 variance/threshold) for Rescindable Transactions	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes	Yes	TILA 130(b) - within 60 days of discovery	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	2	2	A	B	RA	A	A		Finance Charge under disclosed (Exceeds $35 variance/threshold) for Rescindable Transactions
The final Closing Disclosure reflects the Finance Charge as $563,888.75 vs. actual Finance Charge of $565,866.51. An under disclosure of -$1,977.76 which exceeds the $35 allowable tolerance for Rescindable Transactions.
																													11/21/2016: A Post Close CD corrected the finance charges. Condition cleared. The loan will be rated a B for all agencies.
300233670	d7fb3a01-c1c2-43f6-b67d-b058a8def18d	CD Document does not match actual calculated values for Estimated Total Monthly Payment	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	A	B	RA	A	A		CD Document does not match actual calculated values for Estimated Total Monthly Payment	CD document does not match actual calculated values for Estimated Total Monthly Payment. CD is missing the $850.18 escrow amount under Projected Payments.		11/17/2016: A Post Close CD in the loan file reflects the $850.18 escrow. Condition cleared. The loan will be rated a B for all agencies.
300233670	bdcf3bee-529d-45c5-9e09-a05b78b7e842	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing.		11/17/2016: A Post Close CD reflects the license number. Condition cleared. The loan will be rated a B for all agencies.
300233670	e309631f-b064-49dc-8566-74211a0ba09c	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	Loan Estimate is missing the Lender's email and phone number under the section, Additional Information About This Loan.		11/21/2016: This is non-material. The loan will be rated a B for all agencies.
300233670	ce744354-31b0-e611-b5f3-d8d385e0a8b2	Amount Financed over disclosed (Exceeds $35 variance/threshold)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes	Yes	N/A	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	A	B	RA	A	A		Amount Financed over disclosed (Exceeds $35 variance/threshold)
The final Closing Disclosure reflects the Finance Charge as $563,888.75 vs. actual Finance Charge of $565,866.51. An under disclosure of -$1,977.76 which exceeds the $35 allowable tolerance for Rescindable Transactions.
																													1/21/2016: A Post Close CD cured the amount financed. Condition cleared. The loan will be rated a B for all agencies.
300233670	b322b8b0-12ad-e611-b5f3-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in file.		11/29/16: CDA reflecting a value of $1,200,000.00 which is a -0.0% variance. Condition Cleared.
300230141	9465c568-26a8-e611-b5f3-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in file.	11/17/2016: CDA	11/17/2016: A CDA report reflecting a value $1,600,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.02%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 792; Years on Job Borrower has 12 years on job

300230141	25834703-2fa8-e611-b5f3-d8d385e0a8b2	Missing Affiliated Business Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the broker is not affiliated with any other businesses, please provide an attestation stating such.	11/17/2016: see attached	11/17/2016: Audit review of Broker Affiliated Business Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.02%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 792; Years on Job Borrower has 12 years on job

300230141	2e15f012-2fa8-e611-b5f3-d8d385e0a8b2	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent and the e-mail address of the Lender are missing.		11/12/2016: Corrected post close CD in file reflects license number of settlement agent. Loan will be graded a B for all agencies. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.02%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 792; Years on Job Borrower has 12 years on job

300230141	131ebf76-26a8-e611-b5f3-d8d385e0a8b2	Closing Disclosure document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Closing Disclosure document error	The Property Taxes reflected in Section F of the final CD is missing the government entity.	11/17/2016: see attached corrected CD
11/17/2016: Audit review of revised CD includes payee to all fees in Sections F, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'.  Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.02%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 792; Years on Job Borrower has 12 years on job

300230141	582e2619-2fa8-e611-b5f3-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE dated 10/20/2016 is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		11/11/2016: This finding is deemed non material. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.02%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 792; Years on Job Borrower has 12 years on job

300225241	4a5c7799-f092-4d97-b0eb-472a300a6b24	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Title-Courier/Wire/E-Nail Fee, Title-Endorsement Fee, Title-Escrow Trust Advisor, Title-Mobile Notary Fee(Travel), Title-Premium for Lender's Coverage, Title-Recording Fee and Title-Settlement or Closing Fee are reflected in section B of the final Closing Disclosure.  The borrower shopped for their own title service provider and did not use the provider on the WLSP.  The title service provider fees should be listed in section C of the CD.  Please note that a letter of explanation to the borrower must also be issued.
																													11/15/2016: A Post Closing CD was provided in the loan file reflecting the title fees in section C. A letter to the borrower was also provided in the file. Loan will be graded a B for all agencies.
300225241	ffbf7f92-5cab-e611-b5f3-d8d385e0a8b2	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error
The Final Closing Disclosure Contact Information section is incomplete.  The License Number of the Settlement Agent is missing.  Please note that a letter of explanation to the borrower must also be issued.

11/15/2016: A Post Close CD in the loan file reflects the license number of the Settlement Agent.  A letter to the borrower was also provided in the file.  Condition cleared.  Loan will be graded a B for all agencies.

300225241	757856f5-5eab-e611-b5f3-d8d385e0a8b2	Closing Disclosure document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	A	A	RA	A	A		Closing Disclosure document error
The property taxes in section F of the final Closing Disclosure are missing the government entity.  1026.38(g)(2) PREPAIDS. Under the subheading “Prepaids” and in the applicable column as described in paragraph (g) of this section, an itemization of each amount for charges described in § 1026.37(g)(2), the name of the person ultimately receiving the payment or government entity assessing the property tax, provided that the person ultimately receiving the payment need not be disclosed for the disclosure required by § 1026.37(g)(2)(iii) when disclosed pursuant to this paragraph, and the total of all such itemized amounts that are designated borrower paid at or before closing
																													11/23/16: Lender provided the corrected CD within 60 days of consummation, LOE to the borrower, and evidence of mailing. Condition cleared.
300225241	8cc8df53-4aab-e611-b5f3-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE dated 10/03/2016 is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.		11/15/2016: This finding is non material. Loan will be graded a B for all agencies.
300225241	513bf04a-4aab-e611-b5f3-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in the file.		11/23/16: CDA reflecting a value of $829,000.00 which is a -0.0% variance. Condition Cleared.
300230140	8af5fc08-4eab-e611-b5f3-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not in file.		11/23/16: CDA reflecting a value of $2,240,000.00 which is a -0.0% variance. Condition Cleared.
300230140	37be1efa-53ab-e611-b5f3-d8d385e0a8b2	General Compliance Exception	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													B	B	RB	B	B	General Compliance	General Compliance Exception	In Section B of final CD Appraisal Fee reflects an incorrect payee.		11/17/2016: Corrected post close CD in file reflects correct payee. Loan will be graded a B for all agencies. Condition cleared.
300230140	bb047aa2-54ab-e611-b5f3-d8d385e0a8b2	General Compliance Exception 2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A		General Compliance Exception 2	In Section H of final CD, Principal Reduction of $2,551.39 is listed. This should be listed under Summary of Transactions.		11/23/16: Lender provided the corrected CD within 60 days of consummation, LOE to the borrower, and evidence of mailing. Condition cleared.
300230140	39d10567-51ab-e611-b5f3-d8d385e0a8b2	Information required for General Information section not present in L.E.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Information required for General Information section not present in L.E.	The LE dated 10/20/2016 is missing required data under the General Information section for the fields titled Lender's Email and Phone Number.		10/17/2016: The final and post close CD reflects Lender contact information. The finding is Non-Material and loan will be rated a B for all agencies.
300230140	5ec0e8df-bde2-49b4-a845-bcb616ea0859	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing.		11/15/2016: License number of Settlement Agent was added to post close CD. Loan will be rated a B.
300230140	85fc38b2-52a4-4a52-8e1a-e8d889cfe12e	Transfer tax Fees on C.D. exceeds corresponding LE fees (0% Tolerance) - not supported by C.O.C.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	1026.19(f)(2)(v) - Tolerance Error: Tolerance cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	2	2	A	B	RA	A	A		Transfer tax Fees on C.D. exceeds corresponding LE fees (0% Tolerance) - not supported by C.O.C.
The LE dated 10/20/2016 reflects Transfer Taxes of $0 with no resulting COC for subsequent disclosures. The Final CD reflects taxes in Section E of $584.10 resulting in a variance of $584.10. Refund for cure due.
																													11/15/2016: Lender provided a $584.10 Lender credit on final CD to cure. Loan will be rated a B.
300230140	772d26da-52ab-e611-b5f3-d8d385e0a8b2	Closing Disclosure document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	A	A	RA	A	A		Closing Disclosure document error	Section F, Property taxes is missing the government entity.		11/23/16: Lender provided the corrected CD within 60 days of consummation, LOE to the borrower, and evidence of mailing. Condition cleared.
300227305	535b2ef9-5cab-e611-b5f3-d8d385e0a8b2	Failure to Obtain Final Application (1003)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind													A	A	CA	A	A	Legal Documents	Failure to Obtain Final Application (1003)	The final application (1003) is not signed by the Originator.		11/23/16: Upon further review, final 1003 doesn't have to be signed by the originator. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.37%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770; Reserves are higher than guideline minimum UW Guides require  months reserves, loan qualified with 18.50 months reserves

300227305	09b4f124-21ac-e611-b5f3-d8d385e0a8b2	Broker Affiliated Business Disclosure not provided within 3 business days of application date.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	B	RA	A	A	Federal Consumer Protection	Broker Affiliated Business Disclosure not provided within 3 business days of application date.	File is missing the Broker Affiliated Business Disclosure. If the broker is not affiliated with any other businesses, please provide an attestation stating such.		11/16/2016: A letter to the borrower dated 11/09/2016 stating the broker is not affiliated with any other businesses was provided in file. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.37%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770; Reserves are higher than guideline minimum UW Guides require  months reserves, loan qualified with 18.50 months reserves

300227305	8fdfa99e-c2e1-4170-8942-4d4762119935	Naming Convention in Services Borrower DID NOT SHOP Fee - Section B in C.D. is not consistent	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	A	B	RA	A	A		Naming Convention in Services Borrower DID NOT SHOP Fee - Section B in C.D. is not consistent
The naming convention of fees in section C of the LE and CD is not consistent. The final CD reflects Title – Premium For Lender’s Coverage and the most recent LE reflects Title – Title Insurance Binder.
																													11/16/2016: This finding is not material. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.37%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770; Reserves are higher than guideline minimum UW Guides require  months reserves, loan qualified with 18.50 months reserves

300227305	e28c5e2b-21ac-e611-b5f3-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Loan Estimate document error
The LE is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.  Additionally, the NHD Report charged by the settlement service provider in section C is missing the introductory description "Title - " Section 1026.37(f)(2) of the regulation indicates: For any item that is a component of title insurance or is for conducting the closing, the introductory description “Title —” shall appear at the beginning of the label for that item.
																													11/16/2016: This finding is not material. Loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.37%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770; Reserves are higher than guideline minimum UW Guides require  months reserves, loan qualified with 18.50 months reserves

300227305	a3ea94cd-72ab-e611-b5f3-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in the file.		11/23/16: CDA reflecting a value of $995,000.00 which is a -0.0% variance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.37%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770; Reserves are higher than guideline minimum UW Guides require  months reserves, loan qualified with 18.50 months reserves

300229470	c4dd417c-eeac-e611-b5f3-d8d385e0a8b2	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing Documentation
The Borrowers are both non-permanent residents aliens and the guidelines required a 2-year documented employment and income history including two years of US Tax Returns, a history of visa renewals and no reason to believe employment will cease.  The loan file is missing the 2015 US Tax Returns and verification from their employers there is no reason employment will cease.

11/23/16: Attached are 2015 Tax transcripts that were sent with the original transmission. Our guidelines do not require verification from their employers that there is no reason employment will cease. I do not think any employer would put that in writing.  Non-Permanent Resident Aliens are eligible if they meet the following requirements: o 30-Year Fixed Rate only o Primary Residence Only o Maximum LTV, CLTV, HCLTV 75% o No other real estate ownership o Unexpired passport from the country of citizenship containing INS form I-94 which must be stamped Employment Authorized o An Employment Authorization Card along with a copy of the Petition for Non-Immigrant Worker (form I-140) in file o Unexpired H1B, H2B, and L1 visas only o Credit trade line requirements must be met; no exceptions o Employment history and income verification and validation requirements must be met including a current 24 month history in the US.

11/29/16: Lender provided copies of the 2014-2015 transcripts. Upon further review, guidelines do not specifically require proof that employment will not cease. 2 year employment history verified on VVOE for borrower and co borrower.  Condition cleared.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 55.00%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.84%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 751

300229470	ff111a5b-f8af-e611-b5f3-d8d385e0a8b2	Missing VOM	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A		Missing VOM
The lender's guidelines require a 24-month mortgage history.  The lender provided a loan detail report to reflect a 24-months of ownership however; the credit report only reflects a 21-month mortgage history.  The current mortgage reflected it was paid through 09/01/2016 and no updated mortgage history was obtained.  Please proved a 23-month mortgage history or previous housing history for a 24-month housing history.
																													11/29/16: Lender provided a sufficient mortgage history. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 55.00%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.84%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 751

300229470	bd6bc987-faaf-e611-b5f3-d8d385e0a8b2	General Compliance Exception	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													B	B	RB	B	B	General Compliance	General Compliance Exception
All loan costs associated with the transaction need to be listed regardless of who pays the fee. 1026.38(f) Under the master heading “Closing Cost Details” with columns stating whether the charge was borrower-paid at or before closing, seller-paid at or before closing, or paid by others, all loan costs associated with the transaction, listed in a table under the heading “Loan Costs.” The table shall contain the items and amounts listed under four subheadings, described in paragraphs (f)(1) through (5) of this section.  A Credit Report was located in the loan file.
																													11/21/2016: A Post Close CD in the loan file reflects the Credit Report Charge. Condition cleared. The loan will be rated a B for all agencies.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 55.00%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.84%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 751

300229470	bc87910f-eeac-e611-b5f3-d8d385e0a8b2	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Appraisal Fee in section B of the final Closing Disclosure reflects “reimburse” and does not reflect the name of the payee.
11/29/16: Lender provided the corrected CD within 60 days of consummation, LOE to the borrower, and evidence of mailing. Loan will be graded a B.  Condition cleared.11/17/2016:  A Post Closing CD provided in the loan file reflects the payee name for the Appraisal Fee in section B.  Loan will be rated a B for all agencies.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 55.00%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.84%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 751

300229470	b67d2140-edac-e611-b5f3-d8d385e0a8b2	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The Settlement Agent license ID is missing.
11/29/16: Lender provided the corrected CD within 60 days of consummation, LOE to the borrower, and evidence of mailing. Loan will be graded a B. Condition cleared.11/17/2016: A Post Closing CD provided in the loan file reflects the license ID for the Settlement Agent. Loan will be rated a B for all agencies.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 55.00%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.84%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 751

300229470	c9444f8c-8a7d-4ac5-88fc-1511e7a71e48	Closing Disclosure document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Closing Disclosure document error	The Property Taxes in section F of the final CD is missing the government entity.		11/29/16: Lender provided the corrected CD within 60 days of consummation, LOE to the borrower, and evidence of mailing.Loan will be graded a B. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 55.00%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.84%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 751

300229470	41333bde-edac-e611-b5f3-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE is missing the lender's e-mail or phone number under the section, Additional Information About This Loan.
We respectfully request that this should be cleared and no longer cited per 4/21/16 email which states "We only need one specific contact from the either lender or broker. If any lender info is missing like the phone number, then this is non-material B grade with the exception of missing NMLS or licensing which is consider a material exception."
																													11/29/2016: Non-Material finding. Loan will be rated a B for all agencies.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 55.00%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.84%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 751

300229470	5988071d-edac-e611-b5f3-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in the loan file.		11/29/16: CDA reflecting a value of $1,600,000.00 which is a -0.0% variance. Condition Cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 55.00%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.84%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 751

300221490	6565a708-b3aa-e611-b5f3-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		11/22/16: CDA reflecting a value of $1,440,000.00 which is a -0.0% variance. Condition Cleared.
300221490	939cece8-52ab-e611-b5f3-d8d385e0a8b2	General Compliance Exception	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	General Compliance	General Compliance Exception
Final settlement statement in file indicates a cash to close of $699,247.68 vs. the post close CD which reflects a cash to close of $699,147.68 with a discrepancy of $100.  A letter from the lender in the loan file states the borrower received a refund however; a copy of the check and amount are missing.
																													11/22/16: Lender provided the corrected CD, LOE to the borrower, and evidence of mailing. Condition cleared.
300221490	208358f4-50ab-e611-b5f3-d8d385e0a8b2	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Appraisal Fee and Credit Report fee in section B of the final CD reflected the service providers to Reimburse the broker and not the actual service provider.		11/15/2016: A Post Close CD in the loan file added the actual service provider. Condition cleared. The loan will be rated a B for all agencies.
300221490	4d9984d1-2dbf-4bbb-a0b0-4db0c03faefd	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License ID of the Settlement Agent is missing.		11/15/2016: A Post Closing CD in the loan file reflects the License ID of the Settlement Agent. Condition cleared. The loan will be rated a B for all agencies.
300221490	9796cbd3-54ab-e611-b5f3-d8d385e0a8b2	Closing Disclosure document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Closing Disclosure document error	The Property Taxes in section F is missing the name of the service provider.		11/15/2016: A Post Close CD reflects property taxes were removed. Condition cleared. The loan will be rated a B for all agencies.
300221490	c05fb584-0e7f-4bea-b922-7b9f3821385d	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE is missing the lender's email and phone under the section, Additional Information About This Loan.		11/15/2016: This is a non-material issue. Condition cleared. The loan will be rated a B for all agencies.
300221490	b28fd13a-6068-4d8b-ad69-caa788a846c0	Missing seller’s Closing Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	No	No	No	No	No Cure Missing Doc Not Provided	No Cure Missing Doc Not Provided	N/A Condition Cleared	N/A Condition Cleared	2	2	2	A	A	RA	A	A		Missing seller’s Closing Disclosure	Missing the Seller's CD.		11/22/16: Lender provided the seller's CD. Condition cleared.
300229543	41a67239-35ab-e611-b5f3-d8d385e0a8b2	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Appraisal Fee and Credit Report fee in section C of the final CD is missing the name of the direct name of the service provider. The service provider listed is a reimbursement to the lender.		11/15/2016: A Post Close CD reflects the service provider for the fees in section C. Condition cleared. The loan will be rated a B for all agencies.
300229543	bba2f98b-bfaa-e611-b5f3-d8d385e0a8b2	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The license number of the Settlement Agent is missing.		11/14/2016: A Post Closing CD in the loan file reflects the license ID. Condition cleared. The loan will be rated a B for all agencies.
300229543	4036401b-bfaa-e611-b5f3-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE dated 10/19/2016 is missing the lender's email and phone number under the section, Additional Information About This Loan.		11/14/2016: Non-material issue. The loan will be rated a B for all agencies.
300229543	44e57933-70aa-e611-b5f3-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.	11/18/2016: CDA	11/18/2016: A CDA report reflecting a value $594,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300132580	1c7f8cd3-e328-e611-86f5-d8d385e0a8b2	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing Documentation	Missing evidence that the second lien has been closed. Please provide a signed executed document in the loan file stating that the HELOC has been closed. Additional conditions may apply.		06/08/2016: Received authorization to close. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 768; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 55 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 10.50 months reserves

300132580	39d4b2a8-b428-e611-86f5-d8d385e0a8b2	Missing Balance Sheet	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A		Missing Balance Sheet	Missing current year Balance Sheet for Borrower's company. Per appendix Q, both a Balance Sheet and a P&L statement are required; in order for the loan to be classified as a Qualified Mortgage.
06/13/2016: CMS statements06/10/2016: attached is the documents that should have been included in the initial file upload. You have been provided a letter concerning other being no longer in business and the income wasn't used.

06/13/2016: Audit reviewed Balance Sheet through XX/XX/XXXX for Business #1 listed on the 2014 schedule E Part II, and has determined that the documentation submitted is deemed acceptable. Condition cleared. 06/10/2016: Audit reviewed Lender Rebuttal, and has determined that the Balance Sheet for Business #1 on 2014 Schedule E Part II, statement #1 is through 2015, however a YTD Balance Sheet through XX/XX/XXXX (determined by consummation date) is required to fulfill QM requirements. Condition remains. 06/08/2016:  The business in question is Business #1 on 2014 Schedule E Part II, statement #1.  The 2014 K-1 for this business is not a final K-1.  2015 Balance Sheet & YTD P&L Statements are required per QM. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 768; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 55 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 10.50 months reserves

300132580	b8c66141-132c-e611-86f5-d8d385e0a8b2	Missing YTD Profit & Loss	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A		Missing YTD Profit & Loss	Missing YTD P&L for Borrower's company. Per appendix Q, both a Balance Sheet and a P&L statement are required; in order for the loan to be classified as a Qualified Mortgage.
06/13/2016: CMS statements06/10/2016: attached is the documents that should have been included in the initial file upload. You have been provided a letter concerning other being no longer in business and the income wasn't used.

06/13/2016: Audit reviewed Profit and Loss through XX/XX/XXXX for Business #1 listed on the 2014 schedule E Part II, and has determined that the documentation submitted is deemed acceptable. Condition cleared. 06/10/2016:  Audit reviewed Lender Rebuttal, and has determined that the Profit and Loss for Business #1 on 2014 Schedule E Part II, statement #1 is through 2015, however a YTD Balance Sheet through XX/XX/XXXX (determined by consummation date) is required to fulfill QM requirements. Condition remains. 06/08/2016:  The business in question is Business #1 on 2014 Schedule E Part II, statement #1.  The 2014 K-1 for this business is not a final K-1.  2015 Balance Sheet & YTD P&L Statements are required per QM. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 768; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 55 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 10.50 months reserves

300132580	ab434ab3-7e37-417e-b999-05950a4aaf8a	Missing Affiliated Business Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		06/08/2016: Received attestation no affiliates. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 768; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 55 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 10.50 months reserves

300132580	367eeb9e-df0b-46d3-afba-d423842cf95c	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	Federal Consumer Protection	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	Notice to Home Loan Applicant & Consumer Score Disclosure not provided in loan file.		06/08/2016: Received FACTA Notice. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 768; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 55 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 10.50 months reserves

300132580	2dd48a6e-0430-4946-b35b-4c0670bffe24	Missing Income Documentation – Loan does not meet criteria for Qualified Mortgage	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	Agency/GSE Guideline	Missing Income Documentation – Loan does not meet criteria for Qualified Mortgage	Missing 2016 YTD P&L and Balance Sheet for Borrower's company. Per appendix Q, both a Balance Sheet and a P&L statement are required; in order for the loan to be classified as a Qualified Mortgage.
06/10/2016: attached is the documents that should have been included in the initial file upload. You have been provided a letter concerning other being no longer in business and the income wasn't used.

06/13/2016: Audit reviewed Profit and Loss/Balance Sheet through XX/XX/XXXX for Business #1 listed on the 2014 schedule E Part II, and has determined that the documentation submitted is deemed acceptable. Condition cleared.06/10/2016:  Audit reviewed Lender Rebuttal, and has determined that the Balance Sheet and the Profit and Loss for Business #1 on 2014 Schedule E Part II, statement #1 is through 2015, however a YTD Balance Sheet through XX/XX/XXXX (determined by consummation date) is required to fulfill QM requirements. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 768; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 55 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 10.50 months reserves

300132580	7bc0f3c6-0b5b-43e9-a76a-9b416ccaeabd	Origination Charges - Section A on C.D. exceeds L.E. Fee (0% Variance) - not supported by C.O.C	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	1026.19(f)(2)(v) - Tolerance Error: Tolerance cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	19(f)	N/A	3	2	2	A	B	RA	A	A		Origination Charges - Section A on C.D. exceeds L.E. Fee (0% Variance) - not supported by C.O.C
Closing Disclosure indicates a tolerance cure in the amount of $3,000.00. The final CD reflects a Discount Fee of $3,000.00  which was not reflected on the LE.   Loan will be graded an A for all agencies except for Fitch with a grade of B.
																												06/14/2016: Please advise on what is needed to clear this condition. thank you.
06/14/2016: Audit reviewed documentation, Closing Disclosure indicates a tolerance cure in the amount of $3,000.00. The final CD reflects a Discount Fee of $3,000.00  which was not reflected on the LE.   Loan will be graded an A for all agencies except for Fitch with a grade of B.Closing Disclosure indicates a tolerance cure in the amount of $3,000.00 for increase in closing costs above limit in section B.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 768; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 55 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 10.50 months reserves

300132580	97f5b7de-3d32-40bd-ab32-90bc506eb361	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	1026.19(f)(2)(v) - Tolerance Error: Tolerance cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	2	2	B	B	RB	B	B		Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
Closing Disclosure indicates a tolerance cure in the amount of $550.00. The final CD reflects an Appraisal Fee of $550.00, which was not reflected on the LE.   Loan will be graded an A for all agencies except for Fitch with a grade of B.
																													Closing Disclosure indicates a tolerance cure in the amount of $550.00 for increase in closing costs above limit in section B.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 768; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 55 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 10.50 months reserves

300132580	b05bc21a-1a8c-4cd5-af80-3ed1932e9aec	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure dated XX/XX/XXXX Contact Information section is incomplete.  The NMLS Number and/or State ID Number for the Settlement Agent and the NMLS Number and/or State ID Number for the Settlement Agent Contact are missing.
																												06/14/2016: see attached CD
06/14/2016: Audit review of CD includes contact information required for the Lender and Settlement Agent. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided.  Loan will be rated a 'B'. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 768; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 55 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 10.50 months reserves

300132580	3bf3e1f0-dc2e-4046-b9f3-d3bda1a67646	Final Closing Disclosure Document does not match LE Document values for Escrow – Projected Payment Table	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	No	No	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	A	B	RA	A	A		Final Closing Disclosure Document does not match LE Document values for Escrow – Projected Payment Table	Final LE estimated tax and insurance shows $0.00, final CD estimated tax and insurance shows $2,534.93.	The initial LE discloses an amount for the Tax and Insurance, the final CD discloses the amount for the taxes and insurance. This should be okay.
06/21/2016:  Per Compliance, section 1026.37(c)(4) and (5) do not carry assignee or civil liability. Loan will be graded a B06/17/2016:  Sent follow up to Compliance06/08/2016:  Referred to Compliance Department

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 768; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 55 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 10.50 months reserves

300132580	9185cc16-ce95-4cc8-8ef3-1bbae7f26ac9	Initial Closing Disclosure timing requirement not met	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	No Cure	No Cure	N/A Condition Cleared	N/A Condition Cleared	3	3	3	A	A	RA	A	A		Initial Closing Disclosure timing requirement not met
Initial CD reflects Date Issued of XX/XX/XXXX with no acknowledgment of receipt on the part of the borrower. Mailbox Rule/Presumed Receipt applied and borrower not in receipt of Initial CD 3 business days prior to consummation.
																													06/08/2016: Received initial CD dated XX/XX/XXXX with evidence of Borrower acknowledgment. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 768; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 55 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 10.50 months reserves

300132580	1e5f1904-f1e6-47d7-8049-d0713fae2275	Funding occurred before RTC Expiration Date	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	B	RA	A	A		Funding occurred before RTC Expiration Date	The rescission period is through midnight of XX/XX/XXXX and the CD reflects a disbursement date of XX/XX/XXXX.	06/14/2016: see attached CD
06/14/2016: Audit review of revised CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 768; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 55 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 10.50 months reserves

300132580	83a6e841-0f2c-e611-86f5-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Loan Estimate document error	Section H of the LE dated 02/26/16 indicates Title Endorsements of $200.00 which should be reflected in section C. Services You Can Shop For.	Please advise what is needed to clear this condition as we cannot change the LE	06/21/2016: Acknowledged. Loan will be graded a B.06/17/2016: Sent follow up to Compliance06/08/2016: Referred to Compliance Department
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 768; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 55 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 10.50 months reserves

300132580	e56ed4bf-b328-e611-86f5-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in the file.		06/02/2016: A CDA report dated 04/03/2016 reflected a value of $4,200,000 with a 0% variance to appraisal value. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 768; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 55 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 10.50 months reserves

300199031	fed1a24d-ef68-47fc-8952-c3332f96f135	Missing Affiliated Business Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure
The Affiliated Business Disclosure in the file is incomplete. The disclosure is missing the lender name and the nature of the relationship. Please provide a completed Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.
																												09/07/2016: please see attached	09/07/2016: Audit review of lender attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared.
300199031	d97b4251-479d-4fcc-98bd-ad577f5fb8a2	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	No Cure	No Cure	N/A Condition Cleared	N/A Condition Cleared	3	3	3	A	A	RA	A	A		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation.  When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.
																												09/16/2016: See attached Initial CD that was signed by the borrower.09/07/2016: please see attached
09/16/2016: Audit reviewed executed initial CD, and has determined that documentation submitted is deemed acceptable. Borrowers received the initial Closing Disclosure within 3 days prior to the loan consummation. Condition cleared.09/07/2016: Audit reviewed Disclosure History printout, and has determined that evidence of Initial Closing Disclosure provided 3 business days prior to consummation was not submitted. Condition remains.

300199031	1a998015-7870-e611-9c05-d8d385e1d166	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Flood Certification and Title-Settlement or Closing fees in section B of the final Closing Disclosure are missing the name of the service provider.		09/01/2016: A Post Closing CD provided in the loan file reflects the service provider for Flood Certification and Title-Settlement or Closing fees. Loan will be rated a B for all agencies.
300199031	f3cd36f2-4e46-4645-8d72-1178dee88d9f	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title-Premium for Lender's Coverage and Title-Sub Escrow fees are reflected in section C of the final Closing Disclosure. The borrower selected a service provider from the WLSP for title services. The Title-Premium for Lender's Coverage and Title-Sub Escrow fees should be listed in section B of the CD.
																													09/01/2016: A Post Closing CD provided in the loan file reflects title service fees in Section B. Loan will be rated a B for all agencies.
300199031	21798c72-43d2-4d14-a054-75f7a55cbe72	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing.		09/01/2016: A Post Closing CD provided in the loan file reflects the settlement agents license. Loan will be rated a B for all agencies.
300199031	9a1fb87e-7670-e611-9c05-d8d385e1d166	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/01/2016: CDA reflecting a value of $820,000 which is a 0.0% variance. Condition cleared.
300199418	7aae8724-4f08-4399-9f3a-05ecde15ca3e	Missing Affiliated Business Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure for the Lender and Broker. If the lender and broker are not affiliated with any other businesses, please provide an attestation stating such.	09/23/2016:please see attached
09/23/2016: Audit review of lender attestation statement regarding "Broker has no Affiliated Businesses" is deemed acceptable. Audit review of lender attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared.

300199418	aedbdc0a-3c06-409d-8f82-e3cc5b40e977	Revised LE provision timing requirement to consummation not met	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	No Cure	No Cure	N/A Condition Cleared	N/A Condition Cleared	3	3	3	A	A	RA	A	A		Revised LE provision timing requirement to consummation not met
The re-disclosed LE reflects a Date Issued of 09/08/2016.  Mailbox Rule/Presumed Receipt is applied and borrower was not in receipt of re-disclosed LE 7 specific business days prior to the consummation date.  Additionally, no LE’s can be issued after the CD.

10/07/2016:[please see attached 9/29/2016: This is a correspondent loan that closed on XX/XX/XXXX. After the loan closed, but before lender purchased the loan from the correspondent lender, a relock action was taken by the correspondent. This was solely a secondary marketing pricing adjustment and was not passed along to the borrowers. When this action was taken, an LE was inadvertently generated. The LE was sent to the borrowers by e-sign. However, the e-sign history on this loan reflects that the borrowers never accessed the LE. The e-sign link has since been retired. Accordingly, the borrowers never received the LE that was inadvertently generated.

10/07/2016: Audit reviewed "Disclosure History" print screen, and has determined that the LE sent via e-sign was never opened by either borrower's. Condition cleared.  9/29/2016: Lender's response indicates the post close LE was sent to the borrower's via e-sign. No evidence was provided to indicate the borrower did not receive the LE. Condition remains.

300199418	72b9969e-d192-42ae-bb53-281934a555d9	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Title - Notary Fee of the final Closing Disclosure is missing the name of the service provider. Please note that a letter of explanation to the borrower must also be issued.
09/21/2016:  A Post Closing CD was provided in the loan file reflecting the service provider, however the provider was not listed on the WLSP giving the assumption that the borrower did shop and therefore the Title - Notary Fee should be moved to section C.  Loan will be rated a B for all agencies.

300199418	22e47eb9-9fb2-4f80-8642-3ecfee590901	Waiver by borrower of Revised LE timing requirement not provided or properly documented	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	No Cure	N/A Condition Cleared	N/A Condition Cleared	3	3	2	A	A	RA	A	A		Waiver by borrower of Revised LE timing requirement not provided or properly documented
The re-disclosed LE reflects a Date Issued of 09/08/2016.  Mailbox Rule/Presumed Receipt is applied and borrower was not in receipt of re-disclosed LE 7 specific business days prior to the consummation date.  Additionally, no LE’s can be issued after the CD.  There is no evidence of a waiver in the loan file.

9/29/2016: This is a correspondent loan that closed on XX/XX/XXXX. On XX/XX/XXXX, after the loan closed, but before lender purchased the loan from the correspondent lender, a relock action was taken by the correspondent. This was solely a secondary marketing pricing adjustment and was not passed along to the borrowers. When this action was taken, an LE was inadvertently generated. The LE was sent to the borrowers by e-sign. However, the e-sign history on this loan reflects that the borrowers never accessed the LE. The e-sign link has since been retired. Accordingly, the borrowers never received the LE that was inadvertently generated.

10/07/2016: Audit reviewed "Disclosure History" print screen, and has determined that the LE sent via e-sign was never opened by either borrower's. Condition cleared.9/29/2016: Lender's response indicates the post close LE was sent to the borrower's via e-sign. No evidence was provided to indicate the borrower did not receive the LE. Condition remains.

300199418	59042db8-8d33-46bd-aa62-74ba9be9e2d5	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes - Potentially	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $1,098.70 a month vs. the calculated value of $1,106.12 a month. The lender used the incorrect amount of $55.08 for the hazard insurance vs. the actual amount of $62.50.  Please note that a letter of explanation to the borrower must also be issued.
																													9/29/2016: A post close CD within 60 days of consummation was provided to indicate an amount of $1,106.12. Loan will be graded a B for all agencies.
300199418	10ad6201-597f-e611-9c05-d8d385e1d166	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/21/2016: A CDA report reflecting a value $1,125,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300197744	c0667a50-e76e-e611-9c05-d8d385e1d166	Missing Affiliated Business Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.	09/06/2016: please see attached	09/06/2016: Audit review of lender attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared.
300197744	0c0859f0-fb69-4300-8192-44430416829f	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	1026.19(f)(2)(v) - Tolerance Error: Tolerance cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	2	2	B	B	RB	B	B		Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The last LE reflects an appraisal fee and credit report fee of $475 and $65 with no resulting COC for any subsequent disclosures. The Final CD reflects an appraisal fee and credit report fee of $710.00 and $112.60 resulting in a $282.60 refund due for cure.
																													08/30/2016: A Post Closing CD provided in the loan file reflects a $282.60 credit for an increase in closing costs above the legal limit. Loan will be rated a Fitch B.
300197744	73fe6129-183e-454b-a920-8bb9677282f1	Waiver by borrower of C.D. timing requirement not properly documented for APR variance (Over disclosed)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure	No Cure	N/A	N/A	2	2	2	B	B	RB	B	B		Waiver by borrower of C.D. timing requirement not properly documented for APR variance (Over disclosed)
Waiver by borrower of C.D. timing requirement not properly documented for APR variance. The final Closing Disclosure reflects an APR of 3.808%. The most recent Loan Estimate dated 07/12/2016 reflects an APR of 3.953%, which is a difference of 0.145% and exceeds allowable tolerance of 0.125%
																												09/06/2016: please see attached
09/06/2016: Audit reviewed revised CD, and has determined that the APR is within tolerance. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a B.

300197744	87af0f0f-6cb4-42ed-b16d-2e7a1b5b5e18	APR on Final Closing Disclosure is inaccurate in relation to previous Initial disclosure(s) – no evidence of further re-disclosure in file (APR < 0.125 variance – Over disclosed)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes, Potentially	Yes	No Cure	TILA 130(b) - within 60 days of discovery	N/A Condition Cleared	N/A Condition Cleared	2	2	2	A	A	RA	A	A		APR on Final Closing Disclosure is inaccurate in relation to previous Initial disclosure(s) – no evidence of further re-disclosure in file (APR < 0.125 variance – Over disclosed)	APR on final CD is inaccurate and exceeds 0.125% tolerance. CD value of 3.808% vs. calculated value of 3.953% for a variance of 0.145% over disclosed.	09/06/2016: Initial CD reflects an APR of 3.812% which is within the 0.125% tolerance - see attached.	09/06/2016: Audit reviewed Lender Rebuttal, and has determined that the APR was re-disclosed through initial CD's. Sufficient evidence of re-disclosure was provided. Condition cleared.
300197744	b7c43d24-ca2f-42ce-9796-7352272a4599	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	No	No	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $1,977.33 a month vs. the calculated value of $1,994.33 a month. The lender used the incorrect amount of $183 for the HOA vs. the actual amount of $200.
																												09/06/2016: please see attached
09/06/2016: Audit review of revised CD for Estimated Taxes, Insurance & Assessments was corrected, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'. Condition cleared.

300197744	3b9bb2f8-bb6e-e611-9c05-d8d385e1d166	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		08/30/2016: CDA reflecting a value of $1,484,000 which is a 0.0% variance. Condition cleared.
300199590	829f9876-1e4c-4580-aa75-4bcb53781998	Missing Affiliated Business Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged													B	B(w)	RB	B	B	RESPA	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.	09/30/2016: please see attached
09/30/2016: Audit acknowledges that the Lender is unable to produce said document, and loan will be rated a B.09/30/2016: Audit reviewed the Affiliated Business Disclosure, and has determined that it was for the Broker NOT the Lender. Provide LENDER Affiliated Business Disclosure or if the lender is not affiliated with any other businesses, please provide an attestation stating such. Condition remains.

300199590	fb6ee0ca-d398-4c68-b46f-6ffce0ca1b6d	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The Settlement Agent License ID is missing.		09/27/2016: A Post Closing CD provided in the loan file reflects the Settlement Agents License ID number. Loan will be rated a B for all agencies.
300199590	8cc077b5-ef84-e611-98c2-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		09/28/2016: A CDA report reflecting a value $2,420,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300202067	1e6c3a75-147c-e611-9c05-d8d385e1d166	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/16/2016: CDA reflecting a value of $680,000 which is a 0.0% variance. Condition cleared.
300202067	e277bdcb-9ba2-453e-a7a8-bf92a7456c10	Missing Affiliated Business Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure for the Broker and Lender. If the broker and lender are not affiliated with any other businesses, please provide an attestation stating such.	09/21/2016:please see attached	09/21/2016: Audit review of lender attestation statement regarding "no Affiliated Businesses", for broker and lender, is deemed acceptable, condition cleared.
300202067	939303d9-085c-4d64-b61b-0113751e211d	Incorrect rescission model – Same lender refinance requires form H-9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	B	RA	A	A	TILA	Incorrect rescission model – Same lender refinance requires form H-9	Lender to lender refinance with new money requires Form H-9 Right of Rescission.	09/27/2016: please see attached
09/30/2016: Audit review of Notification of error, reopened rescission, evidence of shipment and correct RTC on form H-9 submitted are acceptable, expiration date of XX/XX/XXXX has expired.  Loan will be rated a Fitch B.  Condition cleared.09/27/2016: Notification of error, reopened rescission, evidence of shipment and correct RTC on form H-9 was provided . Loan will be rated a Fitch B. However, unable to clear condition as loan is currently in the rescission period, rescission expires on XX/XX/XXXX. Loan will be cleared when the rescission period has expired. Condition remains.

300202067	44f8d51d-2d7c-e611-9c05-d8d385e1d166	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	General Compliance	Missing Documentation	Evidence of the Lender of Record Application Date was not provided in the file.	09/21/2016: please see attached	09/21/2016: Audit reviewed print screen reflecting Application date of 07/15/2016, and has determined that documentation submitted is deemed acceptable. Condition cleared.
300202067	a75a33a3-157c-e611-9c05-d8d385e1d166	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Not Likely	Yes	No Cure once CD Issued	N/A	N/A	N/A	2	2	2	B	B	RB	B	B		Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.
The service provider list in file is an old RESPA service provider list and does not list the individual "services" associated with each provider. It is not the service provider list that is under form H-27 in the rule. The WLSP is itself a violation and it is confusing to consumers because it has text that relates to the GFE.
																													09/16/2016: Services provided on WLSP were not itemized. Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
300200649	4137fa9a-1c5a-4406-96fb-dc1bdf4b09ec	Missing Special Information Booklet / Home Loan Toolkit	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Special Information Booklet / Home Loan Toolkit
Special information booklet/Home loan Toolkit not provided in file. Please provide documentary evidence, such as a screen print, a list of disclosures that are automatically generated by a document system showing the date of the package sent to the borrower. Additional conditions may apply.
																												10/20/2016: see attached Notice to Proceed, highlighted area shows acknowledgement of toolkit.
10/20/2016: Audit review of evidence for Special information booklet/Home loan Toolkit submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.

300200649	51ac9553-04c1-4338-99ef-c2fed3b13017	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The final Closing Disclosure reflects title charges in Section C. The borrower selected the lender's service provider. Those fees should be reflected in section B. Please provide a letter of explanation to the borrower, corrected CD, and evidence of delivery.
																													10/17/16: Lender provided the corrected CD, LOE to the borrower, and evidence of mailing. Condition cleared
300200649	e06de3dc-8fdb-4c11-bfff-286d141ad023	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License ID for the settlement agent is missing.	10/20/2016: see attached CD
10/20/2016: Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent.  Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. Condition cleared.

300200649	a9389c93-9a94-e611-b5f3-d8d385e0a8b2	Closing Disclosure document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Closing Disclosure document error	Closing Disclosure indicates a tolerance cure in the amount of $9.15 for increase in closing costs above limit.		10/17/16: Closing Disclosure indicates a tolerance cure in the amount of $9.15. Loan will be graded an A for all agencies except for Fitch with a grade of B.
300200649	0d728451-9d94-e611-b5f3-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	N/A Condition Cleared	N/A Condition Cleared	3	3	2	A	A	RA	A	A		Loan Estimate document error	There is a change in circumstance dated 07/26/16 showing a loan amount of $819,993.00. The subsequent LE dated 07/27/16 shows a loan amount of $820,000.00.		11/04/2016: Audit re-analyzed the LE's and corresponding COC's, and has determined that the finding is not valid. The final loan amount was lower than the LE. Condition rescinded.
300200649	6ebe2725-8694-e611-b5f3-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.	10/20/2016: CDA	10/20/2016: A CDA report reflecting a value $1,365,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300218132	a13521f2-fd09-4dc5-877f-0129a7c4e598	Missing Affiliated Business Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged													B	B(w)	RB	B	B	RESPA	Missing Affiliated Business Disclosure	Missing affiliated business disclosure.	11/07/2016: please see attached
11/07/2016: Audit review of lender attestation statement regarding "Broker has no Affiliated Businesses" is deemed acceptable, HOWEVER the Affiliated Business Disclosure is missing for the Lender. Audit acknowledges that the Lender is unable to produce said document, and loan will be rated a B.

300218132	67f37726-11ef-4188-9083-2bdf210a15b8	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Not Likely	Yes	No Cure once CD Issued	N/A	N/A	N/A	2	2	2	B	B	RB	B	B		Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	The WLSP in the loan file does not contain the verbiage that would direct the borrower to section C of the LE and is missing the fee estimates.
10/27/2016:  Services provided on the WLSP were not itemized and verbiage for the LE was missing.  Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.

300218132	63ec0c6d-f0e7-4103-8c42-05c28117bb83	Missing corresponding W.L.S.P. for Initial L.E. in File DID SHOP Fee (Section C)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	No Cure	N/A Condition Cleared	N/A Condition Cleared	3	3	2	A	A	RA	A	A		Missing corresponding W.L.S.P. for Initial L.E. in File DID SHOP Fee (Section C)	The WLSP corresponding to the initial LE dated 07/27/2016 is missing from the loan file.	11/14/2016: please see attached	11/14/2016: Audit reviewed that WLSP dated 07/27/2016, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
300218132	1282591d-859c-e611-b5f3-d8d385e0a8b2	Closing Disclosure document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	N/A Condition Cleared	N/A Condition Cleared	3	3	2	A	A	RA	A	A		Closing Disclosure document error	The loan file contains 2 final CD's dated the same day, one with a electronic signature and the other with a wet signature. Please provide evidence of which CD was provided first to the borrowers.	11/07/2016: the electronic signature was provided to the borrower first. please see attached disclosure history
11/07/2016: Audit reviewed electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.

300218132	207c5943-519c-e611-b5f3-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report is required.	11/03/2016: CDA	11/03/2016: A CDA report reflecting a value $1,025,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300223836	856ac5fd-3993-e611-b5f3-d8d385e0a8b2	Missing Business Tax Returns	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A		Missing Business Tax Returns	Missing signed 2014 & 2015 Business Tax Returns for business A of the Schedule E, Part II on borrowers’ personal tax returns.	10/25/2016: Please see the attached signed 8879 for the e-file of the business return
10/25/2016: Audit reviewed documentation, and has determined that an executed copy of the 2014 Business Tax Returns for business A of the Schedule E, Part II was not required. The business was not established until 2015. Condition cleared.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 50.08% ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 24.5 months reserves

300223836	d4ca05b8-9494-e611-b5f3-d8d385e0a8b2	Missing K-1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A		Missing K-1	Missing (2014) K-1 for business A of the Schedule E, Part II on borrowers’ personal tax returns.	10/25/2016: The business was just established on XX/XX/XXXX so there would not be any 2014 Business tax returns (See 1065 Section E) on the first page.
10/25/2016: Audit reviewed Lender Rebuttal, and has determined that a copy of the 2014 K1 for business A of the Schedule E, Part II was not required. The business was not established until 2015. Condition cleared.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 50.08% ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 24.5 months reserves

300223836	f861baa2-f6ef-48b0-9655-b06ab2bef883	Missing Affiliated Business Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged													B	B(w)	RB	B	B	RESPA	Missing Affiliated Business Disclosure	Affiliated Business Disclosure not provided in file.	10/25/2016: lender disclosure was included in the upload10/24/2016: see attached
10/25/2016: Audit reviewed the Lender Rebuttal, and has determined that only the Broker ABA was provided in the download. Audit acknowledges that the Lender is unable to produce said document, and loan will be rated a B. 10/24/2016: Audit reviewed Affiliated Business Disclosure, and has determined that the document submitted is for the BROKER. Provide the LENDER Affiliated Business Disclosure within 3 days of Application date. Condition remains.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 50.08% ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 24.5 months reserves

300223836	a140a8b2-2734-44b5-a193-3afc57410bd4	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The NMLS License ID of the Borrowers Real Estate Broker, Sellers Real Estate Broker and Settlement Agent Contact is missing.	10/27/2016: see attached revised CD
10/27/2016:  Audit review of revised CD includes all contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent.  Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. Condition cleared.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 50.08% ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 24.5 months reserves

300223836	bf7d5675-9e94-e611-b5f3-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	CDA report not provided in file.	10/19/2016: CDA	10/19/2016: A CDA report reflecting a value $1,248,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 50.08% ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 24.5 months reserves

300215468	e20b7f06-4fa0-e611-b5f3-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.	11/04/2016: CDA	11/04/2016: A CDA report reflecting a value $995,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300215468	acad3519-7f3c-42a0-a1c5-4add62f1d0e3	Missing Affiliated Business Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	File is missing the affiliated business disclosure. If the lender is not affiliated with any other businesses please provide an attestation stating such.	11/11/2016: the loan closed as the lender, you have the attestation letter11/08/2016: see attached letter
11/11/2016: Audit review of lender attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared11/08/2016: Audit reviewed attestation for the Broker, missing the LENDER Affiliated Businesses Disclosure or please provide an attestation. Condition remains.

300215468	532a34cb-2398-4092-abdb-6415d1ca11fc	Special Information Booklet not provided within 3 business days of application date.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged													B	B(w)	RB	B	B	RESPA	Special Information Booklet not provided within 3 business days of application date.	Audit acknowledges that the Lender is unable to produce said document within 3 days of Application date, and loan will be rated a B.
300215468	fd18e4e8-d445-453f-9b2c-eebc316f680e	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	No Cure	No Cure	N/A Condition Cleared	N/A Condition Cleared	3	3	3	A	A	RA	A	A		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.
																												11/11/2016: see attached signed initial CD	11/11/2016: Audit reviewed the executed initial CD, and has determined that the document meets timing requirements for consummation. Condition cleared.
300215468	717778a6-6da0-e611-b5f3-d8d385e0a8b2	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes - Potentially	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $2,345.34 a month vs. the calculated value of $1,711.60 a month. The lender used the incorrect amount of $2,000.23 for the  taxes vs. the actual amount of $1,362.49.
																												11/15/2016: see attached corrected CD
11/15/2016: Audit review of revised CD with corrected Estimated Taxes, Insurance & Assessments section, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. Condition cleared.

300224020	b64d4c38-7800-4dc2-adf6-b91b6078cb9d	Affiliated Business Disclosure not provided within 3 business days of application date.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Affiliated Business Disclosure not provided within 3 business days of application date.
The Affiliated Business Disclosure is dated 09/12/2016 with the initial loan application dated 09/03/2016.  The Affiliated Business Disclosure was not provided to the borrower within 3 business days of the initial application date.
																													11/23/16: Lender provided the broker's affiliated business disclosure dated within 3 days of the application date. Condition cleared.
300224020	b2fe328a-ef70-4a71-8e1c-55a526e9f965	Naming Convention in Services Borrower DID NOT SHOP Fee - Section B in C.D. is not consistent	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	A	A	RA	A	A		Naming Convention in Services Borrower DID NOT SHOP Fee - Section B in C.D. is not consistent	The CD reflects title-Sub Escrow Fee/Loan Tie In Fee and the LE dated 09/27/2016 reflects Title-Sub Escrow Fee. The naming convention is not consistent.		11/23/16: Lender provided the corrected CD within 60 days of consummation, LOE to the borrower, and evidence of mailing. Condition cleared.
300224020	b33434af-c19a-e611-b5f3-d8d385e0a8b2	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	1026.19(f)(2)(v) - Tolerance Error: Tolerance cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	2	2	B	B	RB	B	B		Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated 09/27/2016 reflects a credit report fee of $60 with no resulting CoC for any subsequent disclosures. The final CD reflects a credit report fee of $73 resulting in a $13 refund due for cure.
																													10/25/2016: Final CD shows a sufficient tolerance cure in the amount of $13.00. Loan will be graded a B for all agencies. Condition cleared.
300224020	81cddb26-c09a-e611-b5f3-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		10/25/2016: CDA reflecting a value of $580,000 which is a 0.0% variance. Condition cleared.
300225027	e3fea1ad-82b5-e611-b5f3-d8d385e0a8b2	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The Title-Notary Fee in section C of the final Closing Disclosure is missing the name of the service provider.		11/28/2016: A Post Closing CD provided in the loan file reflects the Title-Notary fee with a service provider name. Loan will be rated a B for all agencies.
300225027	6bf87700-48b3-e611-b5f3-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in file.		11/30/2016: CDA provided reflecting a value of $1,235,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300223818	4b9947fa-a5a2-e611-b5f3-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.	11/09/2016: CDA	11/09/2016: A CDA report reflecting a value $855,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300223148	38a7de42-5862-4a00-9355-6a587e408ee7	Missing Special Information Booklet / Home Loan Toolkit	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Special Information Booklet / Home Loan Toolkit	The loan file is missing a copy of the Home Loan Tool Kit as evidence it was provided to the borrowers.	11/30/2016: please see attached email from the broker and the booklet that was provided to the borrower	11/30/2016: Audit review of Home Loan Tool Kit submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
300223148	bd3c3d48-14f7-47cf-ba78-27f9f6780a2f	Affiliated Business Disclosure not executed	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Affiliated Business Disclosure not executed	Attestation of the Affiliated Business Disclosure dated 11/15/2016 provided by Investor for benefit of Lender is in the loan file however; it is not signed by the lender.	11/30/2016: see attached, please note this was included in the initial upload	11/30/2016: Audit reviewed Attestation, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
300223148	0deb1732-b10b-48c0-8aad-c11780569dd3	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes - Potentially	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $935.52 a month vs. the calculated value of $996.53 a month.  The incorrect amount for the taxes and insurance were not used by the lender.  The 1008 and final 1003 showed the correct amounts however; the correct amounts of one of the amounts was not correctly transposed by the lender.
																												11/30/2016: see attached revised CD
11/30/2016: Audit reviewed revised CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Estimated Taxes, Insurance & Assessments were corrected. Loan will be rated a 'B'.  Condition cleared.

300223148	80dbad6a-9baf-e611-b5f3-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	Review Appraisal Missing – Loan file is missing the CDA report.	11/30/2016: CDA	11/30/2016: A CDA report reflecting a value $915,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300202558	0757fe73-036e-e611-9c05-d8d385e1d166	Missing 4506-T	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing 4506-T	Missing the initial 4506-T for both borrowers and the initial and final 4506-T's for the borrower's businesses listed on the final loan application.	09/01/2016: 4506 t	09/01/2016: Audit reviewed initial 4506-T for both borrowers, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 16.74%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 812; Reserves are higher than guideline minimum UW Guides require 9  months reserves, loan qualified with  21.40 months reserves

300202558	c40c17dd-026e-e611-9c05-d8d385e1d166	Missing Balance Sheet	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A		Missing Balance Sheet
Missing 2016 Balance Sheet for the Borrower's 2nd S-Corporation listed on the final loan application.  Per appendix Q, a Balance Sheet is required; in order for the loan to be classified as a Qualified Mortgage.
																												09/07/2016: uw docs
09/07/2016: Audit reviewed the documentation with compliance, and has determined that the letter from the borrower stating no expenses were incurred in 2016 is acceptable, therefore no P&L or Balance Sheet would be generated. Condition cleared

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 16.74%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 812; Reserves are higher than guideline minimum UW Guides require 9  months reserves, loan qualified with  21.40 months reserves

300202558	16329d2d-036e-e611-9c05-d8d385e1d166	Missing YTD Profit & Loss	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A		Missing YTD Profit & Loss	Missing YTD P&L for the Borrower's 2nd S-Corporation listed on the final loan application. Per appendix Q, a YTD P&L is required; in order for the loan to be classified as a Qualified Mortgage.	09/07/2016: uw docs
09/07/2016: Audit reviewed the documentation with compliance, and has determined that the letter from the borrower stating no expenses were incurred in 2016 is acceptable, therefore no P&L or Balance Sheet would be generated. Condition cleared

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 16.74%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 812; Reserves are higher than guideline minimum UW Guides require 9  months reserves, loan qualified with  21.40 months reserves

300202558	690699b8-6807-4dd2-aeeb-7ba108cf3d28	Missing Special Information Booklet / Home Loan Toolkit	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Special Information Booklet / Home Loan Toolkit
Special information booklet/Home loan Toolkit not provided in file. Please provide documentary evidence, such as a screen print, a list of disclosures that are automatically generated by a document system showing the date of the package sent to the borrower. Additional conditions may apply.
																												09/01/2016: see attached
09/01/2016: Audit review of evidence for Special information booklet/Home loan Toolkit, dated 07/06/2016, is within three days of application date of 07/06/2016. Documentation submitted is deemed acceptable, condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 16.74%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 812; Reserves are higher than guideline minimum UW Guides require 9  months reserves, loan qualified with  21.40 months reserves

300202558	6140f090-d84c-44f1-97c8-854efdda4e5a	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	1026.19(f)(2)(v) - Tolerance Error: Tolerance cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	2	2	B	B	RB	B	B		Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated 07/06/2016 reflects an Appraisal fee of $650 and Credit Report fee of $75.  The final Closing Disclosure reflects an Appraisal fee of $1,000 and Credit Report fee of $94.75 resulting in a $369.75 refund due to cure.
																													08/29/2016: The final CD and Post Closing CD in the loan file reflect a $369.75 Appraisal and Credit Report charge cure. Condition cleared. The loan will be rate a Fitch B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 16.74%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 812; Reserves are higher than guideline minimum UW Guides require 9  months reserves, loan qualified with  21.40 months reserves

300202558	3309ff33-b8d2-4072-8da2-b98ac0b2b5aa	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The NMLS/License Number ID of the Borrowers Real Estate Broker is missing.		08/29/16: Contact Information completed and corrected on post close CD in file. Loan will be rated a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 16.74%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 812; Reserves are higher than guideline minimum UW Guides require 9  months reserves, loan qualified with  21.40 months reserves

300202558	5d9ddaae-cd93-4476-8ee1-e7fe08dcd07c	Final Closing Disclosure Document does not match LE Document values for Escrow – Projected Payment Table	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	No	No	No	No	No Cure	TILA 130(b) - within 60 days of discovery	N/A Condition Cleared	N/A Condition Cleared	2	2	2	A	A	RA	A	A		Final Closing Disclosure Document does not match LE Document values for Escrow – Projected Payment Table
The Final Closing Disclosure does not match the most recent LE dated 07/06/2016 value for Escrow - Projected Payment Table.  The LE payment reflects Property Taxes and Homeowners are being escrowed.  The final CD reflects Property Taxes and Homeowners are not escrowed with no valid Change of Circumstance form.
																												09/16/2016: LOE	09/16/2016: Audit concurs with the Lender Rebuttal, and has determined that the borrower did not incur a fee for the removal of escrows at their request. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 16.74%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 812; Reserves are higher than guideline minimum UW Guides require 9  months reserves, loan qualified with  21.40 months reserves

300202558	cd6eed04-076e-e611-9c05-d8d385e1d166	Missing corresponding C.O.C for most Recent L.E/C.D. in File	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	No Cure - Missing Doc Not Provided	No Cure - Missing Doc Not Provided	N/A - Condition Cleared	N/A	3	3	3	A	A	RA	A	A		Missing corresponding C.O.C for most Recent L.E/C.D. in File	Missing corresponding COC for CD as the Estimated Escrow changed from $1,592 to $0.00. The file is missing evidence of a valid change of circumstance.		09/16/2016: Audit concurs with the Lender Rebuttal, and has determined that the borrower did not incur a fee for the removal of escrows at their request. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 16.74%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 812; Reserves are higher than guideline minimum UW Guides require 9  months reserves, loan qualified with  21.40 months reserves

300202558	83ea7287-076e-e611-9c05-d8d385e1d166	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.	09/07/2016: Field Review09/01/2016: CDA
09/07/2016: Field Review provided in lieu of CDA supports the Appraisal value of $1,681,000.00 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.09/01/2016: CDA provided reflects no value, and reflects client as Lender instead of Investor. Provide Field Review, as CDA reflects Indeterminate. Additional conditions may apply.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 16.74%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 812; Reserves are higher than guideline minimum UW Guides require 9  months reserves, loan qualified with  21.40 months reserves

300224508	0b0ea095-949b-e611-b5f3-d8d385e0a8b2	DTI Exceeds Guidelines	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged													B	B(w)	CB	B	B	DTI	DTI Exceeds Guidelines	Client Overlay Exception, Client to Review - DTI of 40.69% > max allowed of 40% when gift funds are used.		11/01/2016: Audit acknowledges that the DTI with gift funds is outside of guidelines. Loan will be graded a B.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 792; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 40.69 months of reserves

300224508	67149340-949b-e611-b5f3-d8d385e0a8b2	Missing final application (1003)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A		Missing final application (1003)	Loan file is missing final loan application.	10/31/2016: final app	10/31/2016: Audit review of executed Final loan application documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 792; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 40.69 months of reserves

300224508	fdc2c36b-949b-e611-b5f3-d8d385e0a8b2	Missing Initial Application	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A		Missing Initial Application	Loan file is missing initial loan application.	10/31/2016: initial app	10/31/2016: Audit review of initial loan application documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 792; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 40.69 months of reserves

300224508	e501ef1e-949b-e611-b5f3-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.	10/31/2016: CDA	10/31/2016: A CDA report reflecting a value $640,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 792; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 40.69 months of reserves

300224508	908de760-959b-e611-b5f3-d8d385e0a8b2	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	1026.19(f)(2)(v) - Tolerance Error: Tolerance cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	2	2	B	B	RB	B	B		Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated 09/07/2016 reflects a credit report fee of $100.00 with no resulting CoC for any subsequent disclosures. The CD reflects a credit report fee of $110.50 resulting in a $10.50 refund due for cure.  Provide a letter of explanation to the borrower with confirmation of delivery.
																													10/26/2016: Final CD shows a sufficient tolerance cure in the amount of $10.50 and LOE to the borrower with confirmation of delivery. Condition cleared. The loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 792; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 40.69 months of reserves

300224508	21f1f101-9d9b-e611-b5f3-d8d385e0a8b2	Missing E Consent Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure - Missing Doc Not Provided	No Cure	N/A - Condition Cleared	N/A	3	3	2	A	A	RA	A	A		Missing E Consent Disclosure
Missing the Borrower's Consent to Receive Communications Electronically.  Provide E Consent disclosure for the borrowers.  The loan file contains a Consent Language disclosure however; the tracking disclosure reflecting the date the borrower's signed this is missing from the loan file.  The Consent must be acknowledged prior to the first LE.
																												10/31/2016: e consent	10/31/2016: Audit reviewed "Consent to Receive Electronic Disclosures", documentation submitted was accepted by borrower dated 09/07/2016 and is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 792; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 40.69 months of reserves

300146512	52f11076-1c50-e611-86f5-d8d385e0a8b2	Insufficient Credit Score	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged													B	B(w)	CB	B	B	Terms/Guidelines	Insufficient Credit Score	Minimum FICO per guidelines is 720. The loan was approved with a 715 FICO score.		07/25/2016: Client approved exception. Lower FICO does not affect the overall ability to repay the subject loan. Loan will be rated a B for all agencies.
 Current Mortgage Payment is lower than previous payment Refinance reduces the payment by $1,089.49.; DTI is lower than guideline maximum UW guides maximum DTI of 43%, loan qualified with DTI of 30.37%.; Reserves are higher than guideline minimum UW guides require 9 months reserves, loan qualified with 19.60 months reserves.

300146512	e92720d5-8f52-e611-86f5-d8d385e0a8b2	Failure to obtain Verbal Verification of Employment	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Failure to obtain Verbal Verification of Employment
Per Lender's loan approval, a VOE to be documented through 3rd party that Borrower's business has been in existence for the most recent 2 consecutive years. VOE's in file do not reflect the Borrower's length of employment for the businesses.
																												08/23/2016: docs08/08/2016: voe
08/23/2016: Audit reviewed VOE's provided, and has determined that the documentation submitted is deemed acceptable. Condition cleared. 08/08/2016: Audit reviewed VOE's submitted, and has determined that the "Length of Employment in this business" was not completed. Documentation submitted was incomplete and deemed unacceptable. Condition remains.

 Current Mortgage Payment is lower than previous payment Refinance reduces the payment by $1,089.49.; DTI is lower than guideline maximum UW guides maximum DTI of 43%, loan qualified with DTI of 30.37%.; Reserves are higher than guideline minimum UW guides require 9 months reserves, loan qualified with 19.60 months reserves.

300146512	16f81bed-9052-e611-86f5-d8d385e0a8b2	Missing rate lock verification	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing rate lock verification	Lock-In Agreement in file reflects lock expired XX/XX/XXXX. No evidence in file that rate lock was extended.	08/24/2016: lock08/08/2016: lock in agreement
08/29/2016:  Received evidence lock was extended through XX/XX/XXXX.  Condition cleared.08/24/2016: Audit reviewed print screen, and has determined that the last extension (7 days), dated XX/XX/XXXX, does not extend through the disbursement date. Provide sufficient evidence of lock expiration date. Condition remains.    08/23/2016: Audit reviewed documentation, and has determined that validation of rate lock expiration date was not provided. Condition remains. 08/08/2016: Audit reviewed Lock In Agreement, and has determined that the documentation submitted does not reflect extended lock expiration date.  Documentation reflects expiration date on XX/XX/XXXX. Condition remains.

 Current Mortgage Payment is lower than previous payment Refinance reduces the payment by $1,089.49.; DTI is lower than guideline maximum UW guides maximum DTI of 43%, loan qualified with DTI of 30.37%.; Reserves are higher than guideline minimum UW guides require 9 months reserves, loan qualified with 19.60 months reserves.

300146512	0ecad16b-2550-e611-86f5-d8d385e0a8b2	Missing Verification of Taxes and Insurance amounts for Rental Property	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing Verification of Taxes and Insurance amounts for Rental Property	Missing evidence of taxes and insurance in file from rental listed on REO. Account Statement in file reflects escrow but does not specify if that includes both taxes and insurance.	08/23/2016: docs08/08/2016: verification
08/23/2016: Audit re-analyzed Mortgage Statement, and has determined that the statement reflects "escrow represents monies collected and held by servicer for the future payment of taxes AND insurance". Therefore, sufficient evidence was provided of taxes and insurance being escrowed on the mortgage statement. Condition cleared. 08/08/2016: Audit reviewed evidence of taxes for REO, and has determined that evidence of insurance was also required but was not provided. Condition remains.

 Current Mortgage Payment is lower than previous payment Refinance reduces the payment by $1,089.49.; DTI is lower than guideline maximum UW guides maximum DTI of 43%, loan qualified with DTI of 30.37%.; Reserves are higher than guideline minimum UW guides require 9 months reserves, loan qualified with 19.60 months reserves.

300146512	cb741d2c-8e52-e611-86f5-d8d385e0a8b2	Missing Balance Sheet	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A		Missing Balance Sheet
Missing Balance Sheet for Borrower’s S Corporation business. Per appendix Q, both a P&L & Balance Sheet are necessary for the loan to be classified as a Qualified Mortgage and the Balance Sheet is missing from the file.
																												08/23/2016: docs08/08/2016: balance sheet
08/30/2016: Audit re-analyzed documentation, and has determined that the Balance Sheets for 2015 Sch E-II (B) & (C) entities were provided and are deemed acceptable. QM requirements were met for Balance Sheets. Condition cleared. 08/23/2016: Audit reviewed documentation submitted, and has determined that the Balance Sheet for 2015 Sch E-II (B) was provided and is deemed acceptable. However, missing Balance Sheet for 2015 Sch E-II (C). Condition remains.08/08/2016: Audit reviewed documentation submitted, and has determined that the Balance Sheet for entity listed on 2015 Schedule E -II (B) was not provided. Condition remains.

 Current Mortgage Payment is lower than previous payment Refinance reduces the payment by $1,089.49.; DTI is lower than guideline maximum UW guides maximum DTI of 43%, loan qualified with DTI of 30.37%.; Reserves are higher than guideline minimum UW guides require 9 months reserves, loan qualified with 19.60 months reserves.

300146512	28c5ea67-1750-e611-86f5-d8d385e0a8b2	Missing YTD Profit & Loss	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A		Missing YTD Profit & Loss
Missing current P&L Statement for Borrower’s Partnership and S Corporation businesses. Per appendix Q, both a P&L & Balance Sheet are necessary for the loan to be classified as a Qualified Mortgage and the P&L Statement is missing from the file.
																												10/10/2016: p&L correct10/07/2016: P&L08/23/2016: docs 08/08/2016: ytd
10/10/2016: Audit reviewed P&L for 2016 Sch E-II (C), and has determined that documentation submitted is deemed acceptable. QM requirements have been met. Condition cleared. 10/07/2016: Audit reviewed documentation, and has determined that the P&L submitted is missing the company name. Unable to determine what company this P&L is associated with, as name is missing. Condition remains. 08/23/2016: Audit reviewed documentation submitted, and has determined that the P&L for 2015 Sch E-II (B) was provided and is deemed acceptable. However, missing P&L for 2015 Sch E-II (C). Condition remains. 08/08/2016: Audit reviewed documentation submitted, and has determined that the Balance Sheet for entity listed on 2015 Schedule E -II (C) was provided, however missing P&L for said entity. Missing P&L for entity listed on 2015 Schedule E -II (B). Condition remains.

 Current Mortgage Payment is lower than previous payment Refinance reduces the payment by $1,089.49.; DTI is lower than guideline maximum UW guides maximum DTI of 43%, loan qualified with DTI of 30.37%.; Reserves are higher than guideline minimum UW guides require 9 months reserves, loan qualified with 19.60 months reserves.

300146512	05742984-910a-407a-9c77-16c3a27e9235	Missing Affiliated Business Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	The affiliated Business disclosure is missing from file.	07/28/2016: aba	07/28/2016: Audit review of Affiliated Business Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
 Current Mortgage Payment is lower than previous payment Refinance reduces the payment by $1,089.49.; DTI is lower than guideline maximum UW guides maximum DTI of 43%, loan qualified with DTI of 30.37%.; Reserves are higher than guideline minimum UW guides require 9 months reserves, loan qualified with 19.60 months reserves.

300146512	24c6af71-174e-445b-a7ca-3e49cded58f7	Missing Right To Cancel Form	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	TILA	Missing Right To Cancel Form	Missing the right to cancel form from file.	07/28/2016: right to cancel	07/28/2016: Audit reviewed Right to Cancel, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 Current Mortgage Payment is lower than previous payment Refinance reduces the payment by $1,089.49.; DTI is lower than guideline maximum UW guides maximum DTI of 43%, loan qualified with DTI of 30.37%.; Reserves are higher than guideline minimum UW guides require 9 months reserves, loan qualified with 19.60 months reserves.

300146512	10ea987f-3150-e611-86f5-d8d385e0a8b2	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Not Likely	Yes	No Cure once CD Issued	N/A	N/A	N/A	2	2	2	B	B	RB	B	B		Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for.		07/25/2016: Services provided on WLSP were not itemized. Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
 Current Mortgage Payment is lower than previous payment Refinance reduces the payment by $1,089.49.; DTI is lower than guideline maximum UW guides maximum DTI of 43%, loan qualified with DTI of 30.37%.; Reserves are higher than guideline minimum UW guides require 9 months reserves, loan qualified with 19.60 months reserves.

300146512	b9d1c5b6-30e1-4865-968f-24fb2142e44e	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License Number Settlement Agent is missing.	08/08/2016: post-cons CD
08/08/2016: Audit review of revised CD includes all contact information required for the Lender and Settlement Agent. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. Condition cleared.

 Current Mortgage Payment is lower than previous payment Refinance reduces the payment by $1,089.49.; DTI is lower than guideline maximum UW guides maximum DTI of 43%, loan qualified with DTI of 30.37%.; Reserves are higher than guideline minimum UW guides require 9 months reserves, loan qualified with 19.60 months reserves.

300146512	b87b1a50-4cc6-490d-9edf-99540b00a537	Missing E Consent Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure - Missing Doc Not Provided	No Cure	N/A - Condition Cleared	N/A	3	3	2	A	A	RA	A	A		Missing E Consent Disclosure	Provide an executed copy of the Consent to Receive Communications Electronically, (E Consent) disclosure for the borrower.	08/08/2016: e-doc 07/28/2016: e-consent
08/08/2016: Audit reviewed "Consent to Receive Electronic Disclosures", documentation submitted was mailed to borrower dated 03/07/2016 and is deemed acceptable. Condition cleared. 07/28/2016: Audit reviewed Consent to Receive Electronic Disclosures, and has determined that the document is missing date of consent. Provide executed and dated Consent to Receive Electronic Disclosures. Condition remains.

 Current Mortgage Payment is lower than previous payment Refinance reduces the payment by $1,089.49.; DTI is lower than guideline maximum UW guides maximum DTI of 43%, loan qualified with DTI of 30.37%.; Reserves are higher than guideline minimum UW guides require 9 months reserves, loan qualified with 19.60 months reserves.

300146512	2b25f7e5-8083-41db-8289-d6a5916d9749	Missing borrower’s documented Intent to Proceed	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	No	No	No	No Cure Missing Doc Not Provided	No Cure Missing Doc Not Provided	N/A Condition Cleared	N/A Condition Cleared	2	2	2	A	A	RA	A	A		Missing borrower’s documented Intent to Proceed	Missing the Intent to proceed document from file.	07/28/2016: intent to proceed	07/28/2016: Audit reviewed "Notice of Intent to Proceed with Loan Application", documentation submitted was accepted by borrower dated 03/03/2016 and is deemed acceptable. Condition cleared.
 Current Mortgage Payment is lower than previous payment Refinance reduces the payment by $1,089.49.; DTI is lower than guideline maximum UW guides maximum DTI of 43%, loan qualified with DTI of 30.37%.; Reserves are higher than guideline minimum UW guides require 9 months reserves, loan qualified with 19.60 months reserves.

300146512	0e25abe2-3350-e611-86f5-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		07/26/2016: CDA provided reflecting a value of $1,200,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 Current Mortgage Payment is lower than previous payment Refinance reduces the payment by $1,089.49.; DTI is lower than guideline maximum UW guides maximum DTI of 43%, loan qualified with DTI of 30.37%.; Reserves are higher than guideline minimum UW guides require 9 months reserves, loan qualified with 19.60 months reserves.

300203019	f765be47-b281-e611-9c05-d8d385e1d166	DTI Exceeds Guidelines	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A	DTI	DTI Exceeds Guidelines	Loan does not meet criteria for Qualified Mortgage: 48.84% DTI exceeds 43% max allowed. This finding should be cleared when the missing asset documentation is provided.	09/29/2016: hud 1	09/29/2016: Audit reviewed executed Seller Settlement Statement, and has determined that documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 792; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months payment history with no late payments reported; Years on Job Borrower has 5 years on job

300203019	b7c8776b-b281-e611-9c05-d8d385e1d166	Insufficient asset documentation in file - assets do not cover closing costs	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Insufficient asset documentation in file - assets do not cover closing costs	Missing HUD-1 Closing Statement/Final Closing Disclosure on sale of departing residence netting $340,000 fully executed/signed by buyer and seller. Additional conditions may apply.	09/29/2016: hud 1	09/29/2016: Audit reviewed executed Seller Settlement Statement, and has determined that net proceeds are $353,543.88. Documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 792; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months payment history with no late payments reported; Years on Job Borrower has 5 years on job

300203019	530b95c7-ff83-e611-98c2-d8d385e0a8b2	Insufficient Reserves	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A		Insufficient Reserves
-32.90 months reserves < 9 months reserves required per UW guides dated 09/16/2016.  Audit verified $88,606.65 ($11,267.18 Checking + $1,123.75 Savings + $50,215.72 IRA@60% + $26,000 EMD).  Reserves required $54,282.24 for subject property, $32,316.24 for other properties, and $265,363.08 in funds to close.  Borrower is short $263,354.91.

09/29/2016: Audit reviewed proceeds from sale of property, and has determined that assets verified are $442,150.53 - $54,282.24 (reserves) - $32,316.24 (REO) - $265,363.08 (cash to close) equals $90,188.97 of remaining reserves. Assets are sufficient. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 792; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months payment history with no late payments reported; Years on Job Borrower has 5 years on job

300203019	8d6f15cd-fe83-e611-98c2-d8d385e0a8b2	Missing 4506-T	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing 4506-T	Missing 4506-T signed at loan application.	09/29/2016: 4506-t	09/29/2016: Audit review of 4506-T documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 792; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months payment history with no late payments reported; Years on Job Borrower has 5 years on job

300203019	a9a25c63-68d3-4305-b484-f546a1eb70a0	Missing Affiliated Business Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.	09/29/2016: aba	09/29/2016: Audit review of Affiliated Business Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 792; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months payment history with no late payments reported; Years on Job Borrower has 5 years on job

300203019	eed10570-220d-4461-805e-9a0029159722	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The GA Contact NMLS License ID Number of the Real Estate Broker (Seller) is missing.		09/26/2016: A Post Closing CD was provided in the loan file reflecting the Contact License ID. Loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 792; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months payment history with no late payments reported; Years on Job Borrower has 5 years on job

300203019	d19af952-9f03-4a16-b63b-cea8a3896eb1	Missing borrower’s documented Intent to Proceed	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	No	No	No	No Cure Missing Doc Not Provided	No Cure Missing Doc Not Provided	N/A Condition Cleared	N/A Condition Cleared	2	2	2	A	A	RA	A	A		Missing borrower’s documented Intent to Proceed	Provide an executed copy of the Intent to Proceed disclosure for the borrowers.	09/29/2016: intent to proceed	09/29/2016: Audit reviewed "Notice of Intent to Proceed with Loan Application", documentation submitted was accepted by borrower dated 05/23/2016 and is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 792; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months payment history with no late payments reported; Years on Job Borrower has 5 years on job

300203019	c34de7ec-b481-e611-9c05-d8d385e1d166	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		09/26/2016: A CDA report reflecting a value $1,310,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 792; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months payment history with no late payments reported; Years on Job Borrower has 5 years on job

300192410	4f646919-fe6d-e611-9c05-d8d385e1d166	Missing verbal verification of employment	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A	Income/Employment	Missing verbal verification of employment	Missing verification of employer's phone number and address from an independent source for verbal verification of employment for both borrowers.	08/31/2016: voe	08/31/2016: Audit reviewed both borrower and co-borrower VOE's dated within 10 days of the Note date, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.638%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 755; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 20.81 months reserves

300192410	8a3ae1cc-fe6d-e611-9c05-d8d385e1d166	Missing HUD-1 From Sale of Previous Property	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A		Missing HUD-1 From Sale of Previous Property	Missing signed CD from sale of exiting residence along with proof of receipt of funds.	08/31/2016: cd from previous21	08/31/2016: Audit reviewed executed Closing Disclosure for previous property, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.638%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 755; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 20.81 months reserves

300192410	6b512d28-276e-e611-9c05-d8d385e1d166	Missing 4506-T	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing 4506-T	Missing the initial 4506-T executed by both borrowers.	08/31/2016: 4506T	08/31/2016: Audit reviewed executed initial 4506-T for both borrowers, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.638%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 755; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 20.81 months reserves

300192410	3184f90d-fe6d-e611-9c05-d8d385e1d166	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in file.		08/29/2016: CDA provided reflecting a value of $625,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.638%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 755; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 20.81 months reserves

300192410	e594c445-842b-46a5-89fa-97e6af315c0d	Missing Affiliated Business Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	File is missing the affiliated business disclosure. If the lender is not affiliated with any other businesses please provide an attestation stating such.	08/31/2016: aba	08/31/2016: Audit review of Affiliated Business Disclosure, dated 06/28/2016, is within three days of application date of 06/27/2016. Documentation submitted is deemed acceptable, condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.638%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 755; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 20.81 months reserves

300192410	8c58fd26-52fe-474b-aebc-cbf41dd8e456	Special Information Booklet not provided within 3 business days of application date.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Special Information Booklet not provided within 3 business days of application date.
The loan file is missing a copy of the Home Loan Tool Kit as evidence it was provided to the borrowers within 3 business days of the loan application.  The Home Loan Tool Kit in file is dated 07/28/2016 which is more than 3 business days of the initial loan application.
																												08/31/2016: Home Loan Tool Kit	08/31/2016: Audit review of evidence of Home Loan Tool Kit, dated 06/28/2016, is within three days of application date of 06/27/2016. Documentation submitted is deemed acceptable, condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.638%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 755; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 20.81 months reserves

300192410	080d3953-ff6d-e611-9c05-d8d385e1d166	Missing Changed Circumstance form	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Changed Circumstance form
Missing corresponding COC for LE dated 07/28/2016 as the Discount Points has increased from $0 to $1,260.00 and lender credits decreased from $1,270.00 to $635.00.  The file is missing evidence of a valid change of circumstance.
																												09/15/2016: LOE 08/31/2016: le
09/15/2016: Audit reviewed "Conversation Log", and has determined that documentation reflects lock extension included in pricing, therefore no refund is required. Documentation, for Lender Credit, submitted is deemed acceptable, condition cleared.08/31/2016: Audit reviewed the Change of Circumstance for LE dated 07/28/2016, and has determined that the "Date and Explanation of Change" is blank. Provide evidence of change/explanation and the date of the change for discount point increase and lender credit decrease. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.638%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 755; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 20.81 months reserves

300192410	8dad2f75-276e-e611-9c05-d8d385e1d166	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Not Likely	Yes	No Cure once CD Issued	N/A	N/A	N/A	2	2	2	B	B	RB	B	B		Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for.		08/29/2016: Services provided on WLSP were not itemized. Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.638%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 755; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 20.81 months reserves

300192811	4233a915-5c8a-e611-98c2-d8d385e0a8b2	Missing Evidence REO Property is Owned Free and Clear	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing Evidence REO Property is Owned Free and Clear	The 1003 reflects a REO property other than the subject. The loan file is missing evidence of REO property is owned free and clear. Additional condition may apply.	10/17/2016: Purchase Contract and Final Settlement Statement	10/17/2016: Audit reviewed Purchase Contract and Seller's Final Settlement Statement, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 69%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.35%; Years Self Employed Borrower has 10 years Self Employed

300192811	3d980530-5c8a-e611-98c2-d8d385e0a8b2	Missing Verification of Taxes and Insurance amounts for Rental Property	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing Verification of Taxes and Insurance amounts for Rental Property	The 1003 reflects a REO property other than the subject. The loan file is missing the verification of insurance. Additional condition may apply.	10/17/2016: Purchase Contract and Settlement statement for REO	10/17/2016: Audit reviewed Purchase Contract and Seller's Final Settlement Statement, and has determined that the documentation submitted is deemed acceptable. REO was sold. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 69%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.35%; Years Self Employed Borrower has 10 years Self Employed

300192811	3cbd2eb0-e61d-4768-b589-aad0d273b87e	Missing Affiliated Business Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	The Affiliated Business Disclosure is not provided in the loan file.	10/06/2016: ABA	10/06/2016: Audit review of Affiliated Business Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 69%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.35%; Years Self Employed Borrower has 10 years Self Employed

300192811	7916c49b-7907-48d7-8762-555607aca28c	Missing Right To Cancel Form	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	TILA	Missing Right To Cancel Form	The Right to Cancel is not provided in the loan file.	10/06/2016: right to cancel	10/06/2016: Audit reviewed the executed Right to Cancel by both borrower's, and has determined that documentation submitted is deemed acceptable. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 69%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.35%; Years Self Employed Borrower has 10 years Self Employed

300192811	5da9d517-108b-e611-98c2-d8d385e0a8b2	Missing Initial Escrow Account Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	General Compliance	Missing Initial Escrow Account Disclosure	Provide the signed initial escrow disclosure/waiver provided to the borrower within 45 days of closing. Additional conditions may apply.	10/10/2016: impound auth	10/10/2016: Audit reviewed Impound Account Statement, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 69%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.35%; Years Self Employed Borrower has 10 years Self Employed

300192811	e67e25da-6cc1-46f7-bccc-758ca1779b5a	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes - Potentially	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $1,630.80 a month vs. the calculated value of 2,240.97 a month. The lender did not include the supplement taxes reflected on title.
																												10/17/2016: tax info and hoi	10/17/2016: Audit reviewed revised CD, and has determined that the Estimated Taxes, Insurance & Assessments section was corrected. Loan will be rated a 'B' for all agencies. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 69%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.35%; Years Self Employed Borrower has 10 years Self Employed

300192811	126a11b3-84c9-437c-ab9e-0a9fb105ffb8	Missing borrower’s documented Intent to Proceed	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	No	No	No	No Cure Missing Doc Not Provided	No Cure Missing Doc Not Provided	N/A Condition Cleared	N/A Condition Cleared	2	2	2	A	A	RA	A	A		Missing borrower’s documented Intent to Proceed	Borrowers' documented Intent to Proceed is not provided in the loan file.	10/06/2016: intent	10/06/2016: Audit reviewed "Notice of Intent to Proceed with Loan Application", documentation submitted was accepted by borrower dated 07/12/2016 and is deemed acceptable. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 69%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.35%; Years Self Employed Borrower has 10 years Self Employed

300192811	9a36c155-5f8a-e611-98c2-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		10/05/2016: A CDA was provided with a value of $1,7505,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 69%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.35%; Years Self Employed Borrower has 10 years Self Employed

300210278	2936f66f-7086-e611-98c2-d8d385e0a8b2	Missing appraisal	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing appraisal	Per lender's guidelines, 2 full appraisals are required for the subject property. Only 1 full appraisal was provided in the loan file.	10/07/2016: second appraisal correct10/04/2016: second appraisal
10/07/2016: Audit reviewed 2nd Appraisal dated 08/09/2016, and has determined that documentation submitted is deemed acceptable. Condition cleared. 10/04/2016: Audit reviewed Appraisal dated 08/05/2016, and has determined that the documentation submitted was already provided within the loan file. Provide full 2nd Appraisal, as required by guidelines. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 775; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 25.70 months reserves; Years in Field Borrower has 15 years in field

300210278	1e76495a-0d87-e611-98c2-d8d385e0a8b2	Missing copy of title	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A		Missing copy of title
Missing copy of the prelim title for $XXX,XXX (Prelim in file does not reflect the correct amount of the insurance. Lender requires that initial title report correctly reflects the information that will ultimately be on the title policy.)
																												10/04/2016: lox	10/04/2016: Audit reviewed the Lender Rebuttal, and has determined that lender title policy is correct on the CD. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 775; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 25.70 months reserves; Years in Field Borrower has 15 years in field

300210278	09be4282-0d87-e611-98c2-d8d385e0a8b2	Missing 4506-T	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing 4506-T	Missing 4506-T signed at application.	10/04/2016: 4506T	10/04/2016: Audit reviewed executed 4506T, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 775; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 25.70 months reserves; Years in Field Borrower has 15 years in field

300210278	02c8170b-7086-e611-98c2-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		09/30/2016: A CDA report reflecting a value $2,275,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 775; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 25.70 months reserves; Years in Field Borrower has 15 years in field

300210278	d16359a6-2de5-46fd-a1ef-296def96f211	Missing Affiliated Business Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.	10/04/2016: aba disclosure	10/04/2016: Audit review of Affiliated Business Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 775; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 25.70 months reserves; Years in Field Borrower has 15 years in field

300210278	89f242ac-0d87-e611-98c2-d8d385e0a8b2	Closing Disclosure document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Closing Disclosure document error
The title fees in section C of the final Closing Disclosure exceed the 13 item limit.  Up to 13 items may be displayed in section B in alphabetical order, charges past 13 must be lumped together as “additional charges” and must be described.
																												10/04/2016: post cond CD w/ lox to borrower
10/04/2016: Audit reviewed revised CD, and has determined that up to 13 items were displayed in section C in alphabetical order, charges past 13 were lumped together as “additional charges” and described via e-mail to borrower. Loan will be rated a B.

 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 775; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 25.70 months reserves; Years in Field Borrower has 15 years in field

300202088	5e8c12dc-8c7e-e611-9c05-d8d385e1d166	Insufficient Reserves	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A		Insufficient Reserves
The required reserves for the subject loan were 9 months plus 6 months of reserves for each investment property.  The loan verified assets in the amount of $167,868.91; less subject reserves $29,313.27; less 2 other REO reserves $30,848.76; minus cash to close $113,036.07 = ($5,329.19) short reserves. Sufficient assets are necessary for the loan to be classified as a Qualified Mortgage.
																													09/22/2016: Audit reviewed asset statements for the 401k accounts provided, and has determined that there are sufficient assets to cover reserves. Reserves are 65.40 months. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified wiht DTI of 36.71%.; FICO is higher than guideline minimum UW Guides required FICO of 680, loan qualified with FICO of 722.; Years on Job Borrower has 6.5 years on job.

300202088	de972acf-8c7e-e611-9c05-d8d385e1d166	Missing asset documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing asset documentation
Missing copies of the assets listed for account #8 and #10 reflected on page 4 of 5 on the final loan application.  Please provide copies of these assets used for verification of assets as well as the terms of the withdrawal from the Borrowers retirement accounts.  Additional conditions may apply.
																												09/22/2016: uw docs
09/22/2016: Audit reviewed the assets listed for account #8 and #10 reflected on page 4 of 5 on the final loan application, and has determined that the assets statements, as well as the terms that were provided are deemed acceptable. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified wiht DTI of 36.71%.; FICO is higher than guideline minimum UW Guides required FICO of 680, loan qualified with FICO of 722.; Years on Job Borrower has 6.5 years on job.

300202088	73f47353-997e-e611-9c05-d8d385e1d166	Missing 4506-T	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind													A	A	CA	A	A	Legal Documents	Missing 4506-T	Missing the initial 4506-T for both borrowers.	09/22/2016: 4506t	09/22/2016: Audit reviewed the loan file, and has determined that a final 4506T was executed at closing. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified wiht DTI of 36.71%.; FICO is higher than guideline minimum UW Guides required FICO of 680, loan qualified with FICO of 722.; Years on Job Borrower has 6.5 years on job.

300202088	20ace5fe-9015-4174-aacf-b74b6b8ec574	Missing Affiliated Business Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure for the lender. If the lender is not affiliated with any other businesses, please provide an attestation stating such.	09/22/2016: aba	09/22/2016: Audit review of Affiliated Business Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified wiht DTI of 36.71%.; FICO is higher than guideline minimum UW Guides required FICO of 680, loan qualified with FICO of 722.; Years on Job Borrower has 6.5 years on job.

300202088	8f25751a-eda8-462a-b8f5-12305f8d7632	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	1026.19(f)(2)(v) - Tolerance Error: Tolerance cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	2	2	B	B	RB	B	B		Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated 07/27/2016 reflects a Credit Report fee of $100 with no resulting CoC for any subsequent disclosures.  The final CD reflects a Credit report of $154.25 resulting in a $54.25 refund due for cure.
																													09/19/2016: A final CD in the loan file reflects the lender credit of $54.25 for Credit Report fee charge cure. Condition cleared. The loan will be rated a Fitch B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified wiht DTI of 36.71%.; FICO is higher than guideline minimum UW Guides required FICO of 680, loan qualified with FICO of 722.; Years on Job Borrower has 6.5 years on job.

300202088	ffb74621-977e-e611-9c05-d8d385e1d166	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		09/19/2016: A CDA report reflecting a value $595,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified wiht DTI of 36.71%.; FICO is higher than guideline minimum UW Guides required FICO of 680, loan qualified with FICO of 722.; Years on Job Borrower has 6.5 years on job.

300207414	d2e248fa-0c97-e611-b5f3-d8d385e0a8b2	Missing final application (1003)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A		Missing final application (1003)	Missing the borrowers final loan application.	10/25/2016: final 1003	10/25/2016: Audit review of Final 1003 documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.97%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 806; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 74.40 months reserves

300207414	ef7a22bb-05a0-4482-bae5-55a585228189	Missing Special Information Booklet / Home Loan Toolkit	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged													B	B(w)	RB	B	B	RESPA	Missing Special Information Booklet / Home Loan Toolkit	The loan file is missing a copy of the Home Loan Tool Kit as evidence it was provided to the borrowers.	10/25/2016: home loan toolkit
10/25/2016: Audit reviewed borrower confirmation of receipt of the Home Loan Tool Kit, however unable to verify that said document was provided within 3 days of Application date as e-mail confirmation was dated 09/21/2016. Audit acknowledges that the Lender is unable to produce said document with 3 days of Application date, and loan will be rated a B.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.97%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 806; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 74.40 months reserves

300207414	8895a4ec-bd5c-4a4d-9322-c4190f3103a5	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	1026.19(f)(2)(v) - Tolerance Error: Tolerance cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	2	2	B	B	RB	B	B		Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The LE dated 08/23/2016 reflect an Appraisal fee of $650 with no resulting CoC for any subsequent disclosures. The final CD reflects an Appraisal fee of $850 resulting in a $200 refund due for cure.		10/20/2016: The final CD in the file reflects a RESPA Appraisal charge cure in the amount of $200. Condition cleared. The loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.97%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 806; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 74.40 months reserves

300207414	b890fc42-e7e5-4517-9f34-ac6798e3c8b9	Total of Payments is not accurate	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Total of Payments is not accurate	Total of Payments (TOP) over disclosure by $77.74 is non-material. Loan will be graded a B. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.97%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 806; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 74.40 months reserves

300207414	1444a680-0e97-e611-b5f3-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		10/20/2016: A CDA report dated 10/17/2016 reflected a value of $1,120,000 with a 0% variance to appraisal value. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.97%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 806; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 74.40 months reserves

300223144	b56f6e35-ab97-e611-b5f3-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		10/21/2016: A CDA report reflecting a value $970,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.52%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 806; Reserves are higher than guideline minimum UW Guides require #9 months Subject reserves, loan qualified with #20 months excess reserves

300223144	ac86da07-2468-4e8f-bde0-30ce89628fba	Missing Affiliated Business Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.	10/05/2016: ABA	10/05/2016: Audit review of Affiliated Business Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.52%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 806; Reserves are higher than guideline minimum UW Guides require #9 months Subject reserves, loan qualified with #20 months excess reserves

300223144	bac9a101-3ebd-4722-b7ed-dd8aa65e6817	Loan Late Charge Parameters Exceeds State Thresholds	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind													A	A	RA	A	A	State/Local Compliance	Loan Late Charge Parameters Exceeds State Thresholds	Note reflects a late fee of 5% which exceeds the State Late fee of 4% in the state of North Carolina.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.52%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 806; Reserves are higher than guideline minimum UW Guides require #9 months Subject reserves, loan qualified with #20 months excess reserves

300223144	d75eef4f-4dc6-48c8-af57-f17983ca09fc	Missing Special Information Booklet / Home Loan Toolkit	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit and evidence of issuance within 3 days of application.	10/25/2016: home loan toolkit sent	10/25/2016: Audit reviewed print out of Disclosure Documents, and has determined that the Home Loan Toolkit was provided to the borrower within 3 days of Application date. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.52%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 806; Reserves are higher than guideline minimum UW Guides require #9 months Subject reserves, loan qualified with #20 months excess reserves

300223144	b12d0d3c-436f-4b77-ac18-ce43c1ff679b	Missing borrower’s documented Intent to Proceed	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	No	No	No	No Cure Missing Doc Not Provided	No Cure Missing Doc Not Provided	N/A Condition Cleared	N/A Condition Cleared	2	2	2	A	A	RA	A	A		Missing borrower’s documented Intent to Proceed	Missing evidence of borrower's documented Intent to Proceed.	10/25/2016: intent to proceed	10/25/2016: Audit reviewed "Notice of Intent to Proceed with Loan Application", documentation submitted was accepted by borrower dated 09/10/2016 and is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.52%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 806; Reserves are higher than guideline minimum UW Guides require #9 months Subject reserves, loan qualified with #20 months excess reserves

300222419	19de0fa4-8aa7-e611-b5f3-d8d385e0a8b2	Failure to Obtain Final 1003	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A		Failure to Obtain Final 1003	Final application (1003) was not provided in the loan file.	11/16/2016: final 1003	11/16/2016: Audit review of Final Application documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.18%; FICO is higher than guideline minimum UW Guides require FICO of 740,  loan qualified with FICO of 791; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 41.30 months reserves

300222419	69c69b52-bda6-e611-b5f3-d8d385e0a8b2	Missing Initial Application	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A		Missing Initial Application	Initial application was not provided in the loan file.	11/16/2016: initial 1003	11/16/2016: Audit review of Initial Application documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.18%; FICO is higher than guideline minimum UW Guides require FICO of 740,  loan qualified with FICO of 791; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 41.30 months reserves

300222419	7d32299f-6ed4-445f-94c8-96775621cbd0	Special Information Booklet not provided within 3 business days of application date.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Special Information Booklet not provided within 3 business days of application date.	Home Loan Toolkit was not provided within 3 business day of application date.	11/16/2016: proof home loan toolkit was sent
11/16/2016: Audit reviewed disclosure log for Home Loan Toolkit, and has determined that sufficient evidence was provided to verify document was sent within 3 days of Application date. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.18%; FICO is higher than guideline minimum UW Guides require FICO of 740,  loan qualified with FICO of 791; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 41.30 months reserves

300222419	b4d30922-864f-43c3-a44b-c6439f7a94d0	Missing E Consent Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure - Missing Doc Not Provided	No Cure	N/A - Condition Cleared	N/A	3	3	2	A	A	RA	A	A		Missing E Consent Disclosure
Provide an executed copy of the Consent to Receive Communications Electronically, (E Consent) disclose for the borrowers.  ESign Process Summary provided in the file reflects consent was not given until 10/24/2016, which is after borrowers' acknowledged disclosures electronically.
																												11/16/2016: e-consent
11/21/16: Lender provided the Consent to Receive Communications Electronically, (E Consent) dated within 3 days of the application date. Condition cleared.11/16/2016: Audit reviewed the lender rebuttal and found no attachment to download.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.18%; FICO is higher than guideline minimum UW Guides require FICO of 740,  loan qualified with FICO of 791; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 41.30 months reserves

300222419	1aef50d8-bca6-e611-b5f3-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in the file.	11/16/2016: CDA	11/16/2016: A CDA report reflecting a value $710,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.18%; FICO is higher than guideline minimum UW Guides require FICO of 740,  loan qualified with FICO of 791; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 41.30 months reserves

300223822	45e2005b-b1aa-e611-b5f3-d8d385e0a8b2	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing Documentation
The final CD reflects the borrowers paid for flood insurance at closing in the amount of $675 per year however; the loan file is missing a copy of the flood insurance policy.  Please provide a copy of the flood insurance declaration page.  Additional conditions may apply.
																													11/23/16: Lender provided the flood insurance policy declaration page for the subject property. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.79%; No Mortgage Lates No mortgage lates in aggregate 99 months reviewed; Reserves are higher than guideline minimum UW Guides require #12 months Subject reserves, loan qualified with #66 months excess reserves

300223822	cf9a1517-89aa-e611-b5f3-d8d385e0a8b2	Missing final application (1003)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A		Missing final application (1003)	Missing 1003 loan application; additional conditions may apply.		11/23/16: Lender provided the final application. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.79%; No Mortgage Lates No mortgage lates in aggregate 99 months reviewed; Reserves are higher than guideline minimum UW Guides require #12 months Subject reserves, loan qualified with #66 months excess reserves

300223822	83dec907-89aa-e611-b5f3-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file	11/18/2016: CDA	11/18/2016: A CDA report reflecting a value $610,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.79%; No Mortgage Lates No mortgage lates in aggregate 99 months reviewed; Reserves are higher than guideline minimum UW Guides require #12 months Subject reserves, loan qualified with #66 months excess reserves

300223822	0a32c1a9-b8aa-e611-b5f3-d8d385e0a8b2	313 - Property in Disaster Area	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	FEMA	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident dated was not provided.	11/18/2016: PDI	11/18/2016: Audit reviewed Post Disaster Inspection, and has determined that the report reflects "no damage" to the subject property. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.79%; No Mortgage Lates No mortgage lates in aggregate 99 months reviewed; Reserves are higher than guideline minimum UW Guides require #12 months Subject reserves, loan qualified with #66 months excess reserves

300223822	ed485bdb-96d1-41ef-9611-79934d0bd96c	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes - Potentially	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $561.87 a month vs. the calculated value of $618.12 a month.  The lender did not include the flood insurance of $56.25 per month.
																													11/14/2016: A Post Close CD reflects the correct Estimated Taxes, Insurance and assessments of $618.12 along with a LOE to the borrower. Condition cleared. The loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.79%; No Mortgage Lates No mortgage lates in aggregate 99 months reviewed; Reserves are higher than guideline minimum UW Guides require #12 months Subject reserves, loan qualified with #66 months excess reserves

300223822	2af03a14-0322-4cf3-ace4-483e3e022500	Missing E Consent Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure - Missing Doc Not Provided	No Cure	N/A - Condition Cleared	N/A	3	3	2	A	A	RA	A	A		Missing E Consent Disclosure
Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrowers.  The E consent in the loan file is dated 10/18/2016 which is after the initial LE was E Consented on 09/14/2016.
																													11/23/16: Lender provided evidence of the borrower’s consent to receive documents electronically. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.79%; No Mortgage Lates No mortgage lates in aggregate 99 months reviewed; Reserves are higher than guideline minimum UW Guides require #12 months Subject reserves, loan qualified with #66 months excess reserves

300224929	06d873c5-f9a8-e611-b5f3-d8d385e0a8b2	Missing final application (1003)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A		Missing final application (1003)	Final signed application is not provided in the file.		11/23/16: Lender provided the final signed loan application. Condition cleared.
 FICO is higher than guideline minimum  UW Guides require FICO of 680 loan qualified with FICO of 692.; Years on Job  UW Guides require 9 months reserves, loan qualified with 79.50 months reserves.; Years on Job 13 years on job.

300224929	8b499e13-c2a9-e611-b5f3-d8d385e0a8b2	General Compliance Exception	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	General Compliance	General Compliance Exception	Please provide evidence of Initial Application date. The Initial 1003 is missing from the loan file.		11/23/16: Lender provided the initial application. Condition cleared.
 FICO is higher than guideline minimum  UW Guides require FICO of 680 loan qualified with FICO of 692.; Years on Job  UW Guides require 9 months reserves, loan qualified with 79.50 months reserves.; Years on Job 13 years on job.

300224929	ff3e4f20-09b2-4738-a4d2-b2c22b9b8ef2	Missing copy of title	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	General Compliance	Missing copy of title
Missing copy of the prelim title for $596,250 (Prelim in file does not reflect the amount of the insurance. Lender requires that initial title report correctly reflects the information that will ultimately be on the title policy.)
																													11/23/16: Lender provided the Title Insurance Policy showing the correct loan amount. Condition cleared.
 FICO is higher than guideline minimum  UW Guides require FICO of 680 loan qualified with FICO of 692.; Years on Job  UW Guides require 9 months reserves, loan qualified with 79.50 months reserves.; Years on Job 13 years on job.

300224929	a1d8e4d7-249c-487d-8829-1a925a2570ea	Missing E Consent Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure - Missing Doc Not Provided	No Cure	N/A - Condition Cleared	N/A	3	3	2	A	A	RA	A	A		Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower.		11/23/16: Lender provided evidence of the borrower’s consent to receive documents electronically. Condition cleared.
 FICO is higher than guideline minimum  UW Guides require FICO of 680 loan qualified with FICO of 692.; Years on Job  UW Guides require 9 months reserves, loan qualified with 79.50 months reserves.; Years on Job 13 years on job.

300224929	15622804-fca8-e611-b5f3-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	CDA report was not provided	11/18/2016: CDA	11/18/2016: A CDA report reflecting a value $795,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum  UW Guides require FICO of 680 loan qualified with FICO of 692.; Years on Job  UW Guides require 9 months reserves, loan qualified with 79.50 months reserves.; Years on Job 13 years on job.

300179691	a969e28f-da63-e611-8516-d8d385e1d166	Missing verbal verification of employment	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A	Income/Employment	Missing verbal verification of employment	Missing verbal verification of employment dated within 10 business days of the note.	08/23/2016: VOE	08/23/2016: Audit re-analyzed the loan file, and has determined that a VOE and WVOE were provided within 10 days of the Note date. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 42.99%, loan qualifed with DTI of 28.30%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualifed with FICO of 781; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualifed with 58.70 months reserves

300179691	970412f5-dc63-e611-8516-d8d385e1d166	Missing Third Party Fraud Tool (Report)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing Third Party Fraud Tool (Report)	Loan file is missing third party fraud tool, including an OFAC search verification. Additional findings may be issued upon receipt of third party fraud report.	08/31/2016: Fraud tool	08/31/2016: Audit reviewed Fraud tool provided prior to the Note date. Audit reviewed and all red flags are cleared. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 42.99%, loan qualifed with DTI of 28.30%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualifed with FICO of 781; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualifed with 58.70 months reserves

300179691	8ac9862a-da63-e611-8516-d8d385e1d166	Missing Lease agreement	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing Lease agreement	Missing lease agreement for the 2nd REO property shown on the loan application. The lease in the file has expired. A lease is required in order for the loan to be classified as a Qualified Mortgage.	09/27/2016: Attestation and proof of rents 09/15/2016: Proof of rend08/31/2016: lease agreement
09/27/2016: Audit reviewed Lender attestation, as well as the verification of rent checks, and has determined that loan meets QM requirements. Condition cleared. 09/15/2016: Audit reviewed evidence of rents via Bank Statements and checks, however unable to determined if same tenant that is reflected on the Lease.  QM requires verification of same tenant showing on month-to-month agreement. Condition remains.  08/31/2016: Audit reviewed the lender rebuttal and has determine that the month to month Real Estate Leases are required to be verified as current in order to be classified as a Qualified Mortgage.  Provide current rent checks to validate same tenant showing on month-to-month agreements. Please provide update lease or rent checks from (date lease expired) 04/16/2016 through NOTE DATE. Per QM, verification of no gaps > 3 months.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 42.99%, loan qualifed with DTI of 28.30%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualifed with FICO of 781; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualifed with 58.70 months reserves

300179691	fe4f6c3b-d863-e611-8516-d8d385e1d166	Missing Verification of Taxes and Insurance amounts for Rental Property	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A	Terms/Guidelines	Missing Verification of Taxes and Insurance amounts for Rental Property	Missing verification of taxes and homeowners insurance for the 2nd REO property shown on the loan application.	08/31/2016: HOI	08/31/2016: Audit reviewed REO taxes and insurance, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 42.99%, loan qualifed with DTI of 28.30%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualifed with FICO of 781; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualifed with 58.70 months reserves

300179691	e33c33a8-dc63-e611-8516-d8d385e1d166	Missing Affiliated Business Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.	08/18/2016: Attestation letter	08/18/2016: Audit review of lender attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 42.99%, loan qualifed with DTI of 28.30%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualifed with FICO of 781; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualifed with 58.70 months reserves

300179691	fa685e6e-48e6-4246-8c7d-52080d60a429	Incorrect rescission model – Same lender refinance requires form H-9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind													A	A	RA	A	A	TILA	Incorrect rescission model – Same lender refinance requires form H-9	A lender to lender refinance requires Form H-9 Right to Cancel.		08/23/2016: Audit calculated no new money, H-8 form is acceptable. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 42.99%, loan qualifed with DTI of 28.30%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualifed with FICO of 781; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualifed with 58.70 months reserves

300179691	b74e5bc2-dc63-e611-8516-d8d385e1d166	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Not Likely	Yes	No Cure once CD Issued	N/A	N/A	N/A	2	2	2	B	B	RB	B	B		Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.
WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for. The Title-Notary and Title Recording Service fees were not itemized on the WLSP and at least one available provider was not reflected for the borrower to shop for these services.
																													08/16/2016: Services provided on the WLSP were not itemized. Audit calculates Section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 42.99%, loan qualifed with DTI of 28.30%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualifed with FICO of 781; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualifed with 58.70 months reserves

300179691	de3fd733-8e62-46ab-a165-ed944344b55c	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes - Potentially	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $980.95 a month vs. the calculated value of $991.12 a month.  The lender used the incorrect amount of $162.50 for the flood insurance vs the actual amount of $172.67.
																												08/30/2016: Corrected CD etc.
08/30/2016: Audit review of revised CD reflects corrected Estimated Taxes, Insurance and Assessments. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'.  Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 42.99%, loan qualifed with DTI of 28.30%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualifed with FICO of 781; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualifed with 58.70 months reserves

300179691	c87aa679-b163-e611-8516-d8d385e1d166	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in file.	08/18/2016: Revised Appraisal Review
08/18/2016: A CDA report reflecting a value $1,200,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.08/17/2016: The CDA report provided reflects the incorrect numeric portion of the address, the address on CDA does not reflect Note address. Condition remains.08/16/2016-CDA reflecting a value of $1,200,000 which is a 0.0% variance. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 42.99%, loan qualifed with DTI of 28.30%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualifed with FICO of 781; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualifed with 58.70 months reserves

300193703	a4b34d0d-41b6-417f-9d30-d4e7e4c5a306	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	1026.19(f)(2)(v) - Tolerance Error: Tolerance cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	2	2	B	B	RB	B	B		Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated 07/25/2016 reflects an Appraisal Fee of $680.00 and no Verification of Employment Fee with no resulting CoC for any subsequent disclosures.  The final CD reflects an Appraisal Fee of $820.00 and a Verification of Employment Fee of $36.95, resulting in a $176.95 refund due for cure.

08/24/2016:  The final CD reflects a Lender Credit in section J that includes $140.00 to cure the increase in the Appraisal Fee from $680.00 to $820.00.  Lender refund is insufficient to cure the undisclosed Verification of Employment Fee.  Loan will be rated a Fitch B for all agencies.

300193703	fd141fb1-7163-4c9c-a822-9da0f151b34b	Lender Refund to Cure insufficient to cover overages in C.D. Services Borrower DID NOT SHOP Fee - Section B (Undisclosed and Under Disclosed)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	1026.19(f)(2)(v) - Tolerance Error: Tolerance cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	19(f)	N/A	3	2	2	A	A	RA	A	A		Lender Refund to Cure insufficient to cover overages in C.D. Services Borrower DID NOT SHOP Fee - Section B (Undisclosed and Under Disclosed)
Verification of Employment on final CD is $36.95. LE dated 07/25/2016 does not list a Verification of Employment Fee.  This fee is in a 0% tolerance section. Lender tolerance cure of $499.95 is required.  Post close tolerance cure of $463.36 is insufficient.
																													09/08/2016: Audit reviewed a valid COC for the VOE, and has determined that the documentation submitted is deemed acceptable.
300193703	c9aed1d1-336a-e611-9c05-d8d385e1d166	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		08/24/2016: A CDA report reflecting a value $985,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared
300248431	5c3428fc-c7f2-4da9-8636-029245ff0518	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Title-Closing/Settlement/Attorney, Title-Courier, Title-Lender Title Insurance, Title-Mobile Notary, Title-Sub-Escrow, Title-Title Endorsement and Title-Wire Transfer fees are reflected in section B of the final Closing Disclosure. The borrower shopped for their own title service provider and did not use the provider on the WLSP. The Title-Closing/Settlement/Attorney, Title-Courier, Title-Lender Title Insurance, Title-Mobile Notary, Title-Sub-Escrow, Title-Title Endorsement and Title-Wire Transfer fees should be listed in section (C, H) of the CD.
																												12/07/2016: Post CD pkage for review and approval.
12/07/2016: Audit review of revised CD reflects Sections B fees moved to Section C, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.  Condition cleared.

300248431	2875fe9c-4aac-e611-b5f3-d8d385e0a8b2	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	1026.19(f)(2)(v) - Tolerance Error: Tolerance cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	2	2	B	B	RB	B	B		Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The LE dated 09/12/2016 reflects an Appraisal fee of $550 with no resulting CoC for any subsequent disclosures. The CD reflects an Appraisal fee of $600 resulting in a $50 refund due for cure.		11/16/2016: Final CD shows a sufficient tolerance cure in the amount of $50.
300248431	1f6c3baa-8256-449b-8da8-02c6913d0734	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes - Potentially	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $1,164.18 a month vs. the calculated value of $1,222.29 a month. The lender used the incorrect amount of $92.09 for the hazard insurance vs. the actual amount of $150.20.
																												12/07/2016: Post CD pkage for review and approval.
12/07/2016: Audit reviewed revised CD with corrected Estimated Taxes, Insurance & Assessments section, and has determined that documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.

300248431	6228be0a-4bac-e611-b5f3-d8d385e0a8b2	Closing Disclosure document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Closing Disclosure document error	The Title-Mobile Notary Fee in section B of the final Closing Disclosure is missing the name of the service provider.	12/07/2016: Post CD pkage for review and approval.
12/07/2016: Audit review of revised CD includes payee to Notary fee in Section C, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'.  Condition cleared.

300248431	60feb2d5-72ab-e611-b5f3-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	cda is missing		11/18/2016: CDA provided reflecting reconciled value of $950,000 at 0% variance is deemed acceptable. Condition cleared.
300248430	36453751-78ab-e611-b5f3-d8d385e0a8b2	313 - Property in Disaster Area	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	FEMA	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		11/21/16:Post Disaster Inspection provided. Neighborhood appears free and clear of disaster related damage. This disaster has had no effect on the subject's value and marketability. Condition cleared.
300248430	e4a71a0c-79ab-e611-b5f3-d8d385e0a8b2	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	1026.19(f)(2)(v) - Tolerance Error: Tolerance cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	2	2	B	B	RB	B	B		Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated 09/20/2016 reflects a Credit Report fee of $25 and does not reflect an Appraisal fee with no resulting CoC for any subsequent disclosures. The CD reflects a Credit Report fee of $31 and an Appraisal fee of $750 resulting in a $756 refund due for cure.
																													11/15/2016: Final CD shows a sufficient tolerance cure in the amount of $756.
300248430	c5d221a9-78ab-e611-b5f3-d8d385e0a8b2	Closing Disclosure document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Closing Disclosure document error	CD is missing the Payee for fees in Section A. Under 1026.38(f)(1) the amount of compensation along with the name of the loan originator receiving payment must be disclosed.
12/01/2016:  Received post consummation CD, letter of explanation and air bill.  Condition cleared.11/21/16: Lender provided the corrected CD, however, missing the LOE to the borrower. Condition maintained.

300248430	6005b3bf-78ab-e611-b5f3-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE dated 09/20/2016 is missing the lender's phone number under the section, Additional Information About This Loan.		11/15/2016: This finding is not material. Loan will be graded a B for all agencies.
300248430	36bb07e4-51ab-e611-b5f3-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		11/16/16 A CDA was provided with a value of $760,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300248429	d22e03dc-b8aa-e611-b5f3-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		11/17/2016: CDA provided reflecting reconciled value of $750,000 at 0% variance is deemed acceptable. Condition cleared.
300248429	5ef6b2be-6ca3-45e8-bbcc-aecf5b9354fb	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	No Cure	No Cure	N/A Condition Cleared	N/A Condition Cleared	3	3	3	A	A	RA	A	A		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXX and the date of consummation is XX/XX/XXXX. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.
																													11/22/16: Lender provided evidence of receipt of the initial CD within 3 days of the consummation date. Condition cleared.
300248429	d1db2e15-d492-4127-9b14-f4be897475b3	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	1026.19(f)(2)(v) - Tolerance Error: Tolerance cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	2	2	A	A	RA	A	A		Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The final CD reflects Collateral Desktop Analysis fee for $150 that was not listed on final LE dated 10/06/2016 and it was not re-disclosed to the borrower within three days of the COC in file which resulted in a $150 refund due for cure.
																													11/28/2016: A copy of the tolerance cure refund check for $150.00, which is sufficient, along with a letter to the borrower was provided. Loan will be rated a B for all agencies. Condition Cleared.
300248428	973255e8-8b25-4728-a119-dac2b4afafdf	Total of Payments is not accurate	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Total of Payments is not accurate	The CD dated XX/XX/XXXX reflected total of payments as $1,069,394.62. The actual total of payments is $1,069,390.95, an over-disclosure of $3.67.	12/07/2016: amortization schedule - final payment 2961.84
12/07/206: Audit consulted with Compliance, and has determined that Total of Payments (TOP) over disclosure is non-material. Loan will be graded a B. 11/30/2016:  Audit recalculated TOP using prepaid interest of $1081.05 & Section D costs of $2438.95.  TOP is $1,069,390.95.  Amortization schedule reflects 359 payments at $2960.77 and 1 payment at $2954.52.  Condition remains.

 CLTV is lower than guideline maximum 56.48% CLTV < 80% permitted by Lender; No Mortgage Lates 0x30x24 mortgage pay history; Reserves are higher than guideline minimum Verified reserves are greater than amount required by Lender

300248428	abae4b7e-d7ac-e611-b5f3-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE dated 09/26/2016 is missing the lender's e-mail address or phone number under the section, Additional Information About This Loan.		11/22/16: Non Material, observational finding. Loan will be graded a B.
 CLTV is lower than guideline maximum 56.48% CLTV < 80% permitted by Lender; No Mortgage Lates 0x30x24 mortgage pay history; Reserves are higher than guideline minimum Verified reserves are greater than amount required by Lender

300248428	7e6b708a-7c7e-412e-b230-7c54bcbe9a18	Missing E Consent Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure - Missing Doc Not Provided	No Cure	N/A - Condition Cleared	N/A	3	3	2	A	A	RA	A	A		Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower and co-borrower.
12/01/2016:  Received evidence of Borrower's E-consent.  Condition cleared.11/22/16: Lender provided evidence of the co-borrower’s consent to receive documents electronically. Please provide the E consent for the borrower. Condition maintained.

 CLTV is lower than guideline maximum 56.48% CLTV < 80% permitted by Lender; No Mortgage Lates 0x30x24 mortgage pay history; Reserves are higher than guideline minimum Verified reserves are greater than amount required by Lender

300248428	bb561d4a-dfac-e611-b5f3-d8d385e0a8b2	Missing Evidence of Taxes and Insurance	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind													A	A	CA	A	A	Terms/Guidelines	Missing Evidence of Taxes and Insurance
File contains verification that taxes and insurance on the rental property are escrowed but file does not contain required breakdown of escrowed amount. Please provide verification of monthly tax and insurance obligations for rental property listed on the final 1003, as required for QM loan.
																													11/30/2016: Printout provided in original loan file verifies flood insurance, hazard insurance and property taxes are included in payment. Condition rescinded.
 CLTV is lower than guideline maximum 56.48% CLTV < 80% permitted by Lender; No Mortgage Lates 0x30x24 mortgage pay history; Reserves are higher than guideline minimum Verified reserves are greater than amount required by Lender

300248428	b06e9e66-d9ac-e611-b5f3-d8d385e0a8b2	Missing Lease agreement	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing Lease agreement	Please provide lease agreement for rental property listed on the final 1003.
11/30/2016:  Borrower is a co-maker on note for property.  Property is not rented.  Received corrected 1008, 1003, VOM and 12 month payment history.  Original loan file contains note and bank statements to verify payments not made by Borrowers.  Condition cleared.

 CLTV is lower than guideline maximum 56.48% CLTV < 80% permitted by Lender; No Mortgage Lates 0x30x24 mortgage pay history; Reserves are higher than guideline minimum Verified reserves are greater than amount required by Lender

300248428	79adeb5c-47ac-e611-b5f3-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		11/18/2016: CDA provided reflecting reconciled value of $1,050,000 at 0% variance is deemed acceptable. Condition cleared.
 CLTV is lower than guideline maximum 56.48% CLTV < 80% permitted by Lender; No Mortgage Lates 0x30x24 mortgage pay history; Reserves are higher than guideline minimum Verified reserves are greater than amount required by Lender

300248427	025bcd9c-63ab-e611-b5f3-d8d385e0a8b2	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	1026.19(f)(2)(v) - Tolerance Error: Tolerance cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	2	2	B	B	RB	B	B		Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The LE dated 10/03/2016 reflects an Appraisal fee of $550 with no resulting CoC for any subsequent disclosures. The CD reflects an Appraisal fee of $750 resulting in a $200 refund due for cure.		11/15/2016: Final CD shows a tolerance cure in the amount of $150 and a lender refund check in the amount of $249.50 is provided in the loan file.
300248427	434c7577-62ab-e611-b5f3-d8d385e0a8b2	Closing Disclosure document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	N/A Condition Cleared	N/A Condition Cleared	3	3	2	A	A	RA	A	A		Closing Disclosure document error	CD is missing the Payee for fees in Section A. Under 1026.38(f)(1) the amount of compensation along with the name of the loan originator receiving payment must be disclosed.		11/21/16: Upon further review, Discount Points and Administration Fees paid by borrower to lender do not require a payee. Condition rescinded.
300248427	bf157d6a-63ab-e611-b5f3-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE dated 10/03/2016 is missing the lender's phone number under the section, Additional Information About This Loan.		11/15/2016: This finding is not material. Loan will be graded a B for all agencies.
300248427	76b60563-2b8d-4a3d-8ae3-98c7bff399b1	Missing seller’s Closing Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	No	No	No	No	No Cure Missing Doc Not Provided	No Cure Missing Doc Not Provided	N/A Condition Cleared	N/A Condition Cleared	2	2	2	A	A	RA	A	A		Missing seller’s Closing Disclosure	Missing seller's Closing Disclosure.		11/21/16: Lender provided the signed seller's closing disclosure. Condition cleared.
300248427	bb479bff-b2aa-e611-b5f3-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		11/16/16: A CDA was provided with a value of $960,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300248426	2dba60ea-4dab-e611-b5f3-d8d385e0a8b2	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Not Likely	Yes	No Cure once CD Issued	N/A	N/A	N/A	2	2	2	B	B	RB	B	B		Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is missing a list of service charge estimates or statement referring the Borrower to Section C of the LE for corresponding service fee estimates.
11/21/2016: Services provided on WLSP did not have the fees or reference to Section C.  Audit calculated section B and C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B.

300248426	57dd8d02-c4fe-4685-8fe9-5a0634a5b46c	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Title-Abstract Search, Title-Closing/Settlement/Attorney, Title-Courier, Title-Lender Title Insurance, Title-Title Endorsement, Title-Title Search and Title-Wire Transfer fees are reflected in section B of the final Closing Disclosure. The borrower shopped for their own title service and did not use the provider on the WLSP. The Title-Abstract Search, Title-Closing/Settlement/Attorney, Title-Courier, Title-Lender Title Insurance, Title-Title Endorsement, Title-Title Search and Title-Wire Transfer fees should be listed in section C of the CD.
																													11/29/2016: Received post consummation CD, explanation letter and air bill. Title fees are correctly reported in Section C. Condition cleared.
300248426	b08177af-2fa8-e611-b5f3-d8d385e0a8b2	Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	yes	Yes Potentially	Yes	1026.19(f)(2)(v) - Tolerance Error: Tolerance cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	2	2	B	B	RB	B	B		Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)
The LE dated 09/14/2016 reflects a Credit Report fee of $20 with no resulting CoC for any subsequent disclosures. The CD reflects a Credit Report fee of $152.36 resulting in a $132.36 refund due for cure.
																													11/11/2016: Final CD shows a sufficient tolerance cure in the amount of $132.36.
300248426	89cf1106-c267-4c6e-afa4-fc5681c4faf4	Missing E Consent Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure - Missing Doc Not Provided	No Cure	N/A - Condition Cleared	N/A	3	3	2	A	A	RA	A	A		Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower.	12/07/2016: Rebuttal
12/07/2016: Audit consulted with Compliance, and has determined that the documentation submitted is deemed acceptable. Condition cleared. 12/01/2016:  The E-consent provided is not from the Borrower or the other party with a vested interest.  Condition remains.

300248426	b6b3ef50-2ea8-e611-b5f3-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		11/16/16: A CDA was provided with a value of $860,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300248426	ec8c9193-2ea8-e611-b5f3-d8d385e0a8b2	313 - Property in Disaster Area	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	FEMA	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date not provided.	12/09/2016: PDI12/07/2016: Disaster inspection
12/09/2016: Audit reviewed Post Disaster Inspection, and has determined that the report reflects "no damage" to the subject property. Condition cleared.12/07/2016: Audit reviewed Appraisal Update and/or Completion Report, and has determined that the property is located in a FEMA declared disaster area. Documentation submitted is deemed unacceptable. A post incident report via Post Disaster Inspection is required. Condition remains.

300223157	76f8aca5-32a8-e611-b5f3-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	Missing CDA		11/18/2016: CDA provided reflecting reconciled value of $945,000 at 0% variance is deemed acceptable. Condition cleared.			FICO is higher than guideline minimum Minimum fico score is 740; No Mortgage Lates 0x30 past 24 months ; Years in Field Borrow has 4 yrs in same field.
300223157	9448aa89-7e45-496d-971e-d5fc7e809dff	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	1026.19(f)(2)(v) - Tolerance Error: Tolerance cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	2	2	B	B	RB	B	B		Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The LE dated 09/02/2016 reflects an Appraisal fee of $500 with no resulting CoC for any subsequent disclosures. The final CD reflects an Appraisal fee of $600 resulting in a $100 refund due for cure.		11/16/2016: Final CD reflects $100 cure. Loan will be graded a B.			FICO is higher than guideline minimum Minimum fico score is 740; No Mortgage Lates 0x30 past 24 months ; Years in Field Borrow has 4 yrs in same field.
300223157	75f421b4-542b-4833-91b3-2d70319ba314	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE dated 09/02/2016 reflects a lender credit in the amount of $3,3697. The lender credit decreased to $0 on the final CD with no indication of a valid COC to account for the $3,697 decrease in the credit.
																												12/05/2016: Post close CD package
12/05/2016: Audit review of revised CD reflects lender credit from Section L moved to Section J, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. Condition cleared.
																																FICO is higher than guideline minimum Minimum fico score is 740; No Mortgage Lates 0x30 past 24 months ; Years in Field Borrow has 4 yrs in same field.
300223157	695a90ef-5cac-e611-b5f3-d8d385e0a8b2	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing Documentation	Missing final CD for sale of departure residence netting $173,978.56 cash back to Borrower.	12/05/2016: Sellers statement
12/05/2016: Audit reviewed true certified copy of the Final Seller's Statement with proceeds of $176,847.68, and has determined that the documentation submitted is deemed acceptable. Condition cleared.  11/28/2016:  A Final Seller's Statement was provided with net proceeds of $176,847.68, however it is not executed or stamped as a true, certified copy.  Settlement statement must be executed or stamped as a true, certified copy.  Condition remains.
																																FICO is higher than guideline minimum Minimum fico score is 740; No Mortgage Lates 0x30 past 24 months ; Years in Field Borrow has 4 yrs in same field.
300248425	de939606-d4ac-e611-b5f3-d8d385e0a8b2	Missing final application (1003)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A		Missing final application (1003)	Loan file is missing the final loan application.		11/23/16: Lender provided the final loan application. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 780.; Years in Primary Residence Borrower in home for 8 years; Years Self Employed Borrower self employed for 30 years

300248425	5f6e80c1-9dc1-4fc4-935a-41c674438046	Missing Right To Cancel Form	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	TILA	Missing Right To Cancel Form	Loan file is missing the right to cancel form.
11/29/2016:  Received Right to Cancel signed & dated by both borrowers.  Execution date matches Note date. Condition cleared.11/23/16: Lender provided the RTC for the borrower and co borrower signed and dated one month prior to closing. Condition maintained.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 780.; Years in Primary Residence Borrower in home for 8 years; Years Self Employed Borrower self employed for 30 years

300248425	0a4952af-cf7b-462b-a53d-e3512b51c9dc	Missing Initial Escrow Account Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	General Compliance	Missing Initial Escrow Account Disclosure	Loan file is missing Initial Escrow Account Disclosure		11/23/16: Lender provided the initial escrow account disclosure. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 780.; Years in Primary Residence Borrower in home for 8 years; Years Self Employed Borrower self employed for 30 years

300248425	018baa4f-79ab-e611-b5f3-d8d385e0a8b2	Missing Mortgage	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	General Compliance	Missing Mortgage	Loan file is missing the mortgage.		11/23/16: Lender provided a copy of the mortgage. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 780.; Years in Primary Residence Borrower in home for 8 years; Years Self Employed Borrower self employed for 30 years

300248425	23e68499-e2ac-e611-b5f3-d8d385e0a8b2	Missing Note	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	General Compliance	Missing Note	Loan file is missing the subject note.		11/23/16: Lender provided a copy of the Note. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 780.; Years in Primary Residence Borrower in home for 8 years; Years Self Employed Borrower self employed for 30 years

300248425	cdb0a09b-a240-4090-adfe-80a51f249e7f	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	No Cure	No Cure	N/A Condition Cleared	N/A Condition Cleared	3	3	3	A	A	RA	A	A		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.

11/29/2016:  Received evidence both borrowers received Initial CD.  Timing requirement met.  Condition cleared.11/23/16: Lender provided the final CD signed but not dated by the borrower, signed and dated by the co borrower. Condition maintained.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 780.; Years in Primary Residence Borrower in home for 8 years; Years Self Employed Borrower self employed for 30 years

300248425	1f7600bb-5ed7-4fb7-9a19-126fd485ffde	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Title-Closing Protection Letter, Title-Closing/Settlement/Attorney, Title-Courier, Title-E Doc Title, Title-Lender Title Insurance, Title-Recording Service, Title-Title Endorsement, Title-Title Examination, Title-Title Search and Title-Wire Transfer fees are reflected in section B of the final Closing Disclosure. The borrower shopped for their own title service provider and did not use the provider on the WLSP. The Title-Closing Protection Letter, Title-Closing/Settlement/Attorney, Title-Courier, Title-E Doc Title, Title-Lender Title Insurance, Title-Recording Service, Title-Title Endorsement, Title-Title Examination, Title-Title Search and Title-Wire Transfer fees should be listed in section C of the CD.
																												12/05/2016: Post Close CD package
12/05/2016: Audit review of revised CD reflects Sections B title fees moved to Section C, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'.  Condition cleared11/30/2016:  Received post consummation CD with all Title fees in Section C.  Missing explanation letter to borrower.  Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 780.; Years in Primary Residence Borrower in home for 8 years; Years Self Employed Borrower self employed for 30 years

300248425	2f4a5ecd-a202-454c-8eae-1d2e5e5a9d58	Total of Payments is not accurate	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Total of Payments is not accurate	Added 11/23/16: The final CD reflected total of payments as $1,240,757.3400. The actual total of payments is $1,240,108.45 , an over-disclosure of $648.89		11/23/16: Non-material, observational finding, loan will graded a B.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 780.; Years in Primary Residence Borrower in home for 8 years; Years Self Employed Borrower self employed for 30 years

300248425	3a94f105-92a6-4f54-bca4-28427df9c6cc	Acknowledgement by all parties with a vested interest not documented	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes		No Cure	No Cure	N/A Condition Cleared	N/A Condition Cleared	3	3	3	A	A	RA	A	A		Acknowledgement by all parties with a vested interest not documented
The Closing Disclosure is not executed by the co-borrower. The Closing Disclosure is not executed or acknowledged by all parties with vested interest in the property.  Under TILA (see § 1026.23)  the Closing Disclosure must be provided to each consumer who has the right to rescind.

11/29/2016:  Received CD which is signed & dated by all parties.  Condition cleared.11/23/16: Lender provided the final CD signed but not dated by the borrower, signed and dated by the co borrower. Condition maintained.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 780.; Years in Primary Residence Borrower in home for 8 years; Years Self Employed Borrower self employed for 30 years

300248425	33039e24-71e0-4e5f-a2c4-a11f025e2603	Funding occurred before RTC Expiration Date	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A		Funding occurred before RTC Expiration Date	Added 11/23/16: RTC provided does not expire until after funding. Additional conditions may apply.		11/29/2016: Received right to cancel with expiration 1 day prior to funding. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 780.; Years in Primary Residence Borrower in home for 8 years; Years Self Employed Borrower self employed for 30 years

300248425	1c08d732-c5bb-484a-bd8e-bb15ea7db9f9	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes - Potentially	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $1,521.29 a month vs. the calculated value of $1,554.21 a month. The lender used the incorrect amount of $1,225.54 for the taxes vs. the actual amount of $1,258.46.
																													11/29/2016: No violation, observational finding. Values are estimated. Loan will be rated a B.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 780.; Years in Primary Residence Borrower in home for 8 years; Years Self Employed Borrower self employed for 30 years

300248425	2b09c333-82ab-e611-b5f3-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		11/18/2016: CDA provided reflecting reconciled value of $900,000 at 0% variance is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 780.; Years in Primary Residence Borrower in home for 8 years; Years Self Employed Borrower self employed for 30 years

300248424	a4d0278b-40ac-e611-b5f3-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	CDA is missing		11/18/2016: CDA provided reflecting reconciled value of $2,275,000 at 0% variance is deemed acceptable. Condition cleared.
300248422	3c1b8c00-29ac-e611-b5f3-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		11/18/2016: CDA provided reflecting reconciled value of $1,275,000 at 0% variance is deemed acceptable. Condition cleared.			DTI is lower than guideline maximum 16.74% DTI < 43.00% maximum; FICO is higher than guideline minimum 791 FICO > 720 minimum; Years in Field Both borrowers in same line of field 10 years
300248422	94881e08-d0ac-e611-b5f3-d8d385e0a8b2	Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A		Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	The Assessor's Parcel number for the Appraisal and Title do not match the Mortgage.		11/30/2016: Received corrected Deed of Trust. Condition cleared.			DTI is lower than guideline maximum 16.74% DTI < 43.00% maximum; FICO is higher than guideline minimum 791 FICO > 720 minimum; Years in Field Both borrowers in same line of field 10 years
300248422	00dc703d-2686-4a32-b836-c443fae5a2a3	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The  Title fees are reflected in section B of the final Closing Disclosure dated XX/XX/XXXX. The borrower shopped for their own title service provider and did not use the provider on the WLSP. The title service provider fees should be listed in section C of the CD.
																													11/30/2016: Received post consummation CD reflecting correct Section B & Section C fees, explanation letter and air bill. Condition cleared.			DTI is lower than guideline maximum 16.74% DTI < 43.00% maximum; FICO is higher than guideline minimum 791 FICO > 720 minimum; Years in Field Both borrowers in same line of field 10 years
300248422	f22cf5ae-4722-46b3-9896-7c5001e6ad4c	Finance Charge under disclosed (Exceeds $100 variance/threshold) for Purchase Transactions	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	YEs	Yes	Yes	Yes	TILA 130(b) - within 60 days of discovery	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	2	2	B	B	RB	B	B		Finance Charge under disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The final Closing Disclosure dated XX/XX/XXXX reflects the Finance Charge as 689,560.70 vs. actual Finance Charge of $689,985.66. An under disclosure of $424.96 which exceeds the $100 allowable tolerance for Purchase Transactions.
																													11/30/2016: Audit recalculated finance charge using post consummation CD, no violation. Condition cleared.			DTI is lower than guideline maximum 16.74% DTI < 43.00% maximum; FICO is higher than guideline minimum 791 FICO > 720 minimum; Years in Field Both borrowers in same line of field 10 years
300248422	7b725c8a-4c43-4f0f-a102-367ee6131876	Total of Payments is not accurate	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Total of Payments is not accurate	The CD dated XX/XX/XXXX reflected total of payments as $1,711,808.99. The actual total of payments is $1,712,233.95, an over-disclosure of $424.96.		11/30/2016: Audit recalculated Total of Payments using post consummation CD, no violation. Condition cleared.			DTI is lower than guideline maximum 16.74% DTI < 43.00% maximum; FICO is higher than guideline minimum 791 FICO > 720 minimum; Years in Field Both borrowers in same line of field 10 years
300248422	3c607e63-936a-48c5-a697-616cefefc53f	Amount Financed over disclosed (Exceeds $100 variance/threshold) for Purchase Transactions	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes	Yes	N/A	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Amount Financed over disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The Amount Financed is over disclosed and exceeds allowable $35 variance/threshold for Purchase Transactions. The Closing Disclosure dated XX/XX/XXXX reflects an Amount Financed of $1,101,999.50 vs. actual $1,010,574.50, an over disclosure of $425.00.
																													11/30/2016: Audit recalculated amount financed using post consummation CD, no violation. Condition cleared.			DTI is lower than guideline maximum 16.74% DTI < 43.00% maximum; FICO is higher than guideline minimum 791 FICO > 720 minimum; Years in Field Both borrowers in same line of field 10 years
300248421	b9f74920-a5ad-e611-b5f3-d8d385e0a8b2	Insufficient Reserves	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind													A	A	CA	A	A	Terms/Guidelines	Insufficient Reserves	7.80 months < 9 months reserves required per guidelines.		11/28/2016: Lender provided asset breakdown. Asset documentation in file supports the asset breakdown and reserves were in fact sufficient. Condition rescinded.			DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.43%; Years in Field Borrower #3 has 16 years on job.; Years on Job Borrower #3 has 16 years in field.
300248421	5db9e1e7-2254-40b1-bbf3-0c481bcd24a6	Special Information Booklet not provided within 3 business days of application date.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Special Information Booklet not provided within 3 business days of application date.	Special Information Booklet in file is dated 09/21/2016 and the original application date is 09/02/2016.		11/28/2016: Booklet Acknowledgment dated 09/02/2016 and signed by borrowers was provided. Loan will be rated a B for all agencies. Condition cleared.			DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.43%; Years in Field Borrower #3 has 16 years on job.; Years on Job Borrower #3 has 16 years in field.
300248421	ca376a6b-1aec-47d6-a2b8-0541caf79923	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Title survey fee is reflected in section B of the final Closing Disclosure. The borrower shopped for their own title lien search and did not use the provider on the WLSP. Title lien search fee should be listed in section C of the CD.
																												12/02/2016: Post CD with Fee in correct section
12/02/2016: Audit review of revised CD reflects Sections B fee Title-Lien Search moved to Section C, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'.  Condition cleared.
																																DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.43%; Years in Field Borrower #3 has 16 years on job.; Years on Job Borrower #3 has 16 years in field.
300248421	dc231ae6-199a-4732-9997-2769ad3887aa	Finance Charge under disclosed (Exceeds $100 variance/threshold) for Purchase Transactions	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	Material	YEs	Yes	Yes	Yes	TILA 130(b) - within 60 days of discovery	TILA 130(b) - within 60 days of discovery	N/A Condition Cleared	N/A Condition Cleared	3	2	2	A	A	RA	A	A		Finance Charge under disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The final Closing Disclosure reflects the Finance Charge as $502,242.95 vs. actual Finance Charge of $515,341.87. An under disclosure of $13,0998.92 which exceeds the $100 allowable tolerance for Purchase Transactions.
																													12/01/2016: Audit recalculated Finance Charge using accurate prepaid interest for a difference of $3.26. Condition rescinded.			DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.43%; Years in Field Borrower #3 has 16 years on job.; Years on Job Borrower #3 has 16 years in field.
300248421	2d9f85f7-8486-452c-ac53-b562f06bdd3e	Total of Payments is not accurate	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	Material	Yes	Yes	Yes	Yes	No Cure	TILA 130(b) - within 60 days of discovery	N/A Condition Cleared	N/A Condition Cleared	3	3	2	A	A	RA	A	A		Total of Payments is not accurate	The final CD dated reflected total of payments as 1,187,670.91. The actual total of payments is $1,200,769.83 an under-disclosure of $13,098.92.		12/01/2016: Audit recalculated TOP using accurate prepaid interest for a difference of $3.27. Condition rescinded.			DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.43%; Years in Field Borrower #3 has 16 years on job.; Years on Job Borrower #3 has 16 years in field.
300248421	4c520ac8-cdd9-4297-84b3-663d768b6a8e	Total Interest Percentage (TIP) is not accurate.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	N/A Condition Cleared	N/A Condition Cleared	3	3	2	A	A	RA	A	A		Total Interest Percentage (TIP) is not accurate.	The final CD dated reflects Total Interest Percentage (TIP) of 71.740% vs actual TIP of 73.666) with a difference of 1.926%) under-disclosed.		12/01/2016: Audit recalculated TIP using accurate prepaid interest for a difference of .001%. Condition rescinded.			DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.43%; Years in Field Borrower #3 has 16 years on job.; Years on Job Borrower #3 has 16 years in field.
300248421	319c81f9-e2ca-452e-8a20-d610b1ae05d2	APR on CD at closing is inaccurate (C.D. APR < 0.125 variance to calculated result – Under disclosed)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	Material	Yes	Yes	Yes	Yes	TILA 130(b) - within 60 days of discovery	TILA 130(b) - within 60 days of discovery	N/A Condition Cleared	N/A Condition Cleared	3	2	2	A	A	RA	A	A		APR on CD at closing is inaccurate (C.D. APR < 0.125 variance to calculated result – Under disclosed)	APR on final CD is inaccurate and exceeds 0.125% tolerance. CD value of 4.168% vs. calculated value of 4.342% for a variance of 0.174% under disclosed.		12/01/2016: Audit recalculated APR using accurate prepaid interest for a difference of .007%. Condition rescinded.			DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.43%; Years in Field Borrower #3 has 16 years on job.; Years on Job Borrower #3 has 16 years in field.
300248421	ff6c1eba-5b63-4a0b-b412-4ffacf2ef3bf	Amount Financed over disclosed (Exceeds $100 variance/threshold) for Purchase Transactions	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	Non-Material	Yes	Yes	Yes	Yes	N/A	TILA 130(b) - within 60 days of discovery	N/A Condition Cleared	N/A Condition Cleared	2	2	2	A	A	RA	A	A		Amount Financed over disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The Amount Financed is over disclosed and exceeds allowable $100 variance/threshold for Purchase Transactions. The final Closing Disclosure  reflects an Amount Financed of $665,060.43 vs. actual $651,958.23 an over disclosure of $13,102.20.
																													12/01/2016: Audit recalculated Amount Financed using accurate prepaid interest for a difference of $3.26. Condition rescinded.			DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.43%; Years in Field Borrower #3 has 16 years on job.; Years on Job Borrower #3 has 16 years in field.
300248421	fcefda76-03ad-e611-b5f3-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		11/18/2016: CDA provided reflecting reconciled value of $870,000 at 0% variance is deemed acceptable. Condition cleared.			DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.43%; Years in Field Borrower #3 has 16 years on job.; Years on Job Borrower #3 has 16 years in field.
300248420	a415b1cf-a0aa-e611-b5f3-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		11/16/16: A CDA was provided with a value of $1,250,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300248420	9e4dad8e-3eab-e611-b5f3-d8d385e0a8b2	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Title-Notary Fee in section B of the final Closing Disclosure is missing the name of the service provider.	12/06/2016: Final ALTA statement
12/06/2016: Audit compared Final CD and ALTA Statement, and has determined that all fees reflect the same between the two documents. Documentation submitted is deemed acceptable. Final CD includes payee for Title-Notary Fee, corrected explanation letter and evidence of shipment were previously provided. Loan will be rated a B.   11/30/2016: Received corrected explanation letter.  The payoff for the first mortgage do not match on the Settlement Statement & CD.  The Settlement Statement reflects $755,810.05 and the CD reflects $758,020.6211/29/2016:  Received post consummation CD reflecting the name of the Notary, air bill and explanation letter.  The letter reflects an origination date of XX/XX/XXXX.  Please provide corrected explanation letter.  The fees on the settlement statement do not match the fees on the CD.  Condition remains.

300248420	af9fc318-3eab-e611-b5f3-d8d385e0a8b2	Closing Disclosure document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	N/A Condition Cleared	N/A Condition Cleared	3	3	2	A	A	RA	A	A		Closing Disclosure document error	CD is missing the Payee for Administration fee in Section A. Under 1026.38(f)(1) the amount of compensation along with the name of the loan originator receiving payment must be disclosed.		11/29/2016: The fees in section A do not require the payee to be listed if the borrower is paying the fee. It is only required when the Lender is paying the fee in section A. Condition rescinded.
300202531	354b7b33-86aa-e611-b5f3-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		11/16/16: A CDA was provided with a value of $865,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.78%.; FICO is higher than guideline minimum UW Guides require FICO of 720; loan qualified with FICO of 756.

300202531	efbe378d-acaa-e611-b5f3-d8d385e0a8b2	Missing Balance Sheet	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A		Missing Balance Sheet
Missing 2016 Balance Sheet for Borrower's Schedule C Sole Proprietorship for business #2. Per appendix Q, both a Balance Sheet and a P&L statement are required; in order for the loan to be classified as a Qualified Mortgage.
																													11/23/16: Lender provided evidence that the business in question is no longer active and articles of dissolution. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.78%.; FICO is higher than guideline minimum UW Guides require FICO of 720; loan qualified with FICO of 756.

300202531	a689059a-acaa-e611-b5f3-d8d385e0a8b2	Missing YTD Profit & Loss	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A		Missing YTD Profit & Loss
Missing 2016 P&L for Borrower's Schedule C Sole Proprietorship for business #2. Per appendix Q, both a Balance Sheet and a P&L statement are required; in order for the loan to be classified as a Qualified Mortgage.
																													11/23/16: Lender provided evidence that the business in question is no longer active and articles of dissolution. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.78%.; FICO is higher than guideline minimum UW Guides require FICO of 720; loan qualified with FICO of 756.

300202531	132877a0-cdc0-4be6-95e0-a47f69504a15	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License ID of the Settlement Agent is missing.
12/01/2016:  Documents provided are acceptable.  Loan will be rated a B.  11/23/16: Lender provided the corrected CD , LOE to the borrower, and evidence of mailing however is past 60 days from consummation. Condition maintained.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.78%.; FICO is higher than guideline minimum UW Guides require FICO of 720; loan qualified with FICO of 756.

300202531	ebfbd142-eb88-404f-a3e8-de6d37151c3b	Missing seller’s Closing Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	No	No	No	No	No Cure Missing Doc Not Provided	No Cure Missing Doc Not Provided	N/A Condition Cleared	N/A Condition Cleared	2	2	2	A	A	RA	A	A		Missing seller’s Closing Disclosure	Loan file is missing the Seller's Closing Disclosure.		11/23/16: Lender provided the seller's closing disclosure. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.78%.; FICO is higher than guideline minimum UW Guides require FICO of 720; loan qualified with FICO of 756.

300248419	3737f347-0899-4ee9-ac1c-7bf234d88fab	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License ID of the Settlement Agent is missing.		11/29/2016: Received post consummation CD reflecting Settlement Agent's license number, air bill and letter of explanation. Condition cleared.
 DTI is lower than guideline maximum UW Guides Maximum DTI of 43%, loan qualified with DTI of 19.90%. ; FICO is higher than guideline minimum UW Guides require FICO of 720 loan qualified with FICO of  770.; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 48 monhts; credit report verifies 99 months payment history with no late payments reported.

300248419	f0ea94d6-e8ac-e611-b5f3-d8d385e0a8b2	Missing asset documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind													A	A	CA	A	A	Terms/Guidelines	Missing asset documentation	Missing July and August statement for retirement account listed on the 1003.		11/30/2016: Audit reviewed original loan file. April, May & June statements were provided. 6/30/2016 is within 90 days of note date. Condition rescinded.
 DTI is lower than guideline maximum UW Guides Maximum DTI of 43%, loan qualified with DTI of 19.90%. ; FICO is higher than guideline minimum UW Guides require FICO of 720 loan qualified with FICO of  770.; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 48 monhts; credit report verifies 99 months payment history with no late payments reported.

300248419	dcdaf5d1-e5ac-e611-b5f3-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		11/29/2016: CDA provided reflecting a value of $1,900,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides Maximum DTI of 43%, loan qualified with DTI of 19.90%. ; FICO is higher than guideline minimum UW Guides require FICO of 720 loan qualified with FICO of  770.; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 48 monhts; credit report verifies 99 months payment history with no late payments reported.

300248418	7abb5b68-7faa-e611-b5f3-d8d385e0a8b2	CLTV Exceeds Guidelines	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged													B	B(w)	CB	B	B	Terms/Guidelines	CLTV Exceeds Guidelines	69.78% CLTV > 60% CLTV for a cash out refinance with a loan amount of $1,256,000.
12/02/2016: Audit acknowledges that the CLTV is outside of guidelines. Loan will be graded a B.11/30/2016:  Pending exception from Client.11/21/16: Borrower received $66,225.74 cash back on this transaction. Guidelines state a Refinance/Cash out, primary residence to $1.5MM the LTV/CLTV is $60%. Condition maintained.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualifed with  FICO of 747; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 15.20 months reserves; Years on Job Borrower has 16 years on job.

300248418	9f30bb7a-13b7-e611-b5f3-d8d385e0a8b2	Missing Documentation	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing Documentation	Evidence HELOC is paid and closed was not provided.	12/02/2016: HELOC Closure Letter	12/02/2016: Audit reviewed executed letter to close HELOC, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualifed with  FICO of 747; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 15.20 months reserves; Years on Job Borrower has 16 years on job.

300248418	695e728d-7eaa-e611-b5f3-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in the file.		11/22/16: CDA reflecting a value of $1,800,000.00 which is a -0.0% variance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualifed with  FICO of 747; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 15.20 months reserves; Years on Job Borrower has 16 years on job.

300248418	84edad17-83aa-e611-b5f3-d8d385e0a8b2	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Appraisal Re-Inspection fee in section B of the final Closing Disclosure is missing the name of the service provider.		11/30/2016: Received post consummation CD reflecting payee for Appraisal Re-inspection. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualifed with  FICO of 747; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 15.20 months reserves; Years on Job Borrower has 16 years on job.

300248418	b5f6d286-aae2-47a0-afa7-cf5bf2733c9b	Naming Convention in Services Borrower DID NOT SHOP Fee - Section B in C.D. is not consistent	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	B	B	RB	B	B		Naming Convention in Services Borrower DID NOT SHOP Fee - Section B in C.D. is not consistent	The CD reflects Appraisal Re-Inspection and the LE dated 10/06/2016 reflects Collateral Desktop Analysis. The naming convention is not consistent.	12/02/2016: Post Close CD w/ cure package
12/02/2016: Audit reviewed revised CD submitted, and has determined that the lender refunded the borrower $150 for the Appraisal Re-Inspection Fee for zero tolerance violation. A copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualifed with  FICO of 747; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 15.20 months reserves; Years on Job Borrower has 16 years on job.

300248418	afb4fe8a-32ac-46de-9288-2fed7779373b	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Yes Potentially	Yes	1026.19(f)(2)(v) - Tolerance Error: Tolerance cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	2	2	B	B	RB	B	B		Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated 10/06/2016 reflects a Credit Report fee of $50 with no resulting CoC for any subsequent disclosures. The CD reflects a Credit Report fee of $51.62 resulting in a $1.62 refund due for cure.
																													11/14/2016: Final CD shows a sufficient tolerance cure in the amount of $1.62. Loan will be graded a B.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualifed with  FICO of 747; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 15.20 months reserves; Years on Job Borrower has 16 years on job.

300248418	e347fe15-82aa-e611-b5f3-d8d385e0a8b2	Information required for CD 'Contact Information' section not completed, or completed in error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	no	no	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	yes	2	2	2	B	B	RB	B	B		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License ID of the Settlement Agent is missing.		11/30/2016: Received post consummation CD reflecting Settlement Agent's license number, explanation letter and air bill. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualifed with  FICO of 747; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 15.20 months reserves; Years on Job Borrower has 16 years on job.

300248418	c67df2dd-090a-42d8-86ed-d478960a7e0c	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	No Cure	TILA 130(b) - within 60 days of discovery	N/A Condition Cleared	N/A Condition Cleared	3	3	2	A	A	RA	A	A		Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE dated 10/06/2016 reflects a lender credit in the amount of $2,848. The lender credit decreased to $150 on the CD with no indication of a valid COC to account for the $2,698 decrease in the credit.
																													11/30/2016: Received COC to evidence change in Lender credit. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualifed with  FICO of 747; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 15.20 months reserves; Years on Job Borrower has 16 years on job.

300248418	ae29b841-e0cd-4025-816d-734110ca8439	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	No	No	No	No	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	A	A	RA	A	A		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $561.74 a month vs. the calculated value of $332.24 a month. The lender used the incorrect amount of $17 for the HOA vs. the actual amount of $17.50.
																												12/06/2016: Processor Cert
12/06/2016: Audit reviewed Lender Rebuttal, and has determined that processor cert verifies HOA fees of $2,000 per year/ $167 per month. The Estimated Taxes, Insurance and Assessments amounts were adjusted and the CD reflects correctly. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualifed with  FICO of 747; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 15.20 months reserves; Years on Job Borrower has 16 years on job.

300248418	e4292f6d-82aa-e611-b5f3-d8d385e0a8b2	Loan Estimate document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes Potentially	Yes	No Cure Once CD issued	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	B	B	RB	B	B		Loan Estimate document error	The LE dated 10/06/2016 is missing the lender's phone number under the section, Additional Information About This Loan.		11/14/2016: This finding is not material. Loan will be graded a B.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualifed with  FICO of 747; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 15.20 months reserves; Years on Job Borrower has 16 years on job.

300136490	f9ddde32-33f1-e511-99e0-d8d385e0a8b2	Missing hazard insurance declaration	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A		Missing hazard insurance declaration	Provide documentation confirming hazard insurance premium on the departing residence. The HELOC statement confirmed there were no escrows. The hazard insurance declaration was not found in file.	03/28/2016: insurance	03/28/2016: Audit review of Hazard Insurance Declaration page with premium on the departing residence was provided, documentation submitted is deemed acceptable. Condition cleared.
300136490	fbdeca29-31f1-e511-99e0-d8d385e0a8b2	Missing verbal verification of employment	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A	Income/Employment	Missing verbal verification of employment	Provide a Verbal Verification of Employment dated within 10 business days of the Note date. The WVOE found in file is over 45 days old.	03/28/2016: VOE
04/05/2016: Received VVOE for Borrower dated within 10 business days of closing. Condition cleared.03/28/2016: Audit reviewed the lender rebuttal and found no attachment to download.  Condition remains.

300136490	976ca50c-36f1-e511-99e0-d8d385e0a8b2	Missing Third Party Fraud Tool (Report)	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared													A	A	CA	A	A	Legal Documents	Missing Third Party Fraud Tool (Report)	Provide the third party fraud report, which was not found in the file.		03/28/2016: Fraud tool was provided prior to the Note date. Audit reviewed and all red flags are cleared. Condition cleared.
300136490	02b1753a-c11d-4f0d-8a35-d3736a8bde9e	Missing Affiliated Business Disclosure	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	Provide the Affiliated Business Disclosure or Lender Attestation confirming no Affiliation. The disclosure was not found in the loan file.	03/28/2016: aba lox	03/29/2016: Audit review of lender statement regarding no Affiliated Businesses is deemed acceptable, condition cleared.03/28/2016: E-mailed Compliance/ Exception is pending review from Compliance.
300136490	2a23fef9-32f1-e511-99e0-d8d385e0a8b2	Missing Special Information Booklet / Home Loan Toolkit	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared													A	A	RA	A	A	RESPA	Missing Special Information Booklet / Home Loan Toolkit	Provide documentation confirming delivery date of Home Loan toolkit within 3 business days of the application date. The toolkit in file has not delivery date.	03/28/2016: tool kit
03/28/2016: Audit review of Special information booklet/Home loan Toolkit cover page verifies sent initial date of 10/19/2015, and is within three days of application date of 10/15/2015. Documentation submitted is deemed acceptable, condition cleared.

300136490	c95f48b6-4bf1-e511-99e0-d8d385e0a8b2	Total of Payments is not accurate	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Non-Material	Yes	Yes	Yes	Yes	No Cure	TILA 130(b) - within 60 days of discovery	130(b)	Yes	2	2	2	A	B	RA	A	A		Total of Payments is not accurate	TOP on CD $1,031,867.52 vs actual of $1,031,584.64 exceeds $3.60 threshold. It appears the lender included items paid by seller.
04/05/2016: Please be advised that the total of payments calculated on our Closing Disclosure is the result of a calculation including seller paid costs from Sections A, B and C. This is more conservative calculation method and is permitted per the regulation.

04/12/2016: Audit review of revised CD reflects correct TOP. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'. Condition cleared.04/08/2016: Exception is pending review from Compliance.04/05/2016: Received and reviewed lender response. Over-disclosure of TOP is material finding. Condition remains.

300136490	2bfe9316-47f1-e511-99e0-d8d385e0a8b2	Closing Disclosure document error	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	Material	Yes	Yes	Not Likely	Yes	1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	TILA 130(b) - within 60 days of discovery	130(b)	Yes	3	3	2	A	B	RA	A	A		Closing Disclosure document error	Closing disclosure does not have # of months for prepaid insurance.		04/05/2016: Received corrected post close CD with # of months completed along with letter to borrower and mailing envelope. Condition cleared.
300136490	39527092-33f1-e511-99e0-d8d385e0a8b2	570 - Review Appraisal Missing	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared													A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.	03/24/2016: CDA	03/24/2016: A CDA report reflecting a value $760,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.